UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2019 to December 31, 2019

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website
(https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Annual Report
December 31, 2019
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Equity Market Neutral Fund
AQR Global Macro Fund
AQR Long-Short Equity Fund
AQR Multi-Asset Fund
AQR Multi-Strategy Alternative Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Risk Parity II HV Fund
AQR Risk Parity II MV Fund
AQR Style Premia Alternative Fund
AQR Style Premia Alternative LV Fund
AQR Volatility Risk Premium Fund

Table of Contents
Shareholder Letters (Unaudited)
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
4
AQR Equity Market Neutral Fund
....................................................................
8
AQR Global Macro Fund
..........................................................................
10
AQR Long-Short Equity Fund
.......................................................................
13
AQR Multi-Asset Fund
............................................................................
16
AQR Multi-Strategy Alternative Fund
.................................................................
18
AQR Risk-Balanced Commodities Strategy Fund
........................................................
20
AQR Risk Parity II HV Fund
........................................................................
22
AQR Risk Parity II MV Fund
........................................................................
24
AQR Style Premia Alternative Fund
..................................................................
26
AQR Style Premia Alternative LV Fund
................................................................
28
AQR Volatility Risk Premium Fund
...................................................................
30
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
33
AQR Diversified Arbitrage Fund
.....................................................................
50
AQR Equity Market Neutral Fund
....................................................................
75
AQR Global Macro Fund
..........................................................................
89
AQR Long-Short Equity Fund
.......................................................................
101
AQR Multi-Asset Fund
............................................................................
126
AQR Multi-Strategy Alternative Fund
.................................................................
141
AQR Risk-Balanced Commodities Strategy Fund
........................................................
182
AQR Risk Parity II HV Fund
........................................................................
189
AQR Risk Parity II MV Fund
........................................................................
194
AQR Style Premia Alternative Fund
..................................................................
201
AQR Style Premia Alternative LV Fund
................................................................
228
AQR Volatility Risk Premium Fund
...................................................................
251
Financial Statements and Notes
........................................................................
259
Report of Independent Registered Public Accounting Firm
.....................................................
356
Other Federal Tax Information (Unaudited)
................................................................
357
Fund Expense Examples (Unaudited)
....................................................................
358
Trustees and Officers (Unaudited)
......................................................................
361

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Alternative Risk Premia Fund (the “Fund”) returned -2.97% (Class I shares) in 2019. For the year ended December 31, 2019, the Fund realized +6.4% annualized daily volatility and a +0.2 correlation to global equities, as represented by the MSCI World Index. The ICE BofA Merrill Lynch 3-Month U.S. Treasury
Bill Index
SM
, which is the Fund’s benchmark returned +2.28% over that same period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund invests in four different asset groups, including through the use of derivatives such as futures and swaps: equities of major developed markets, country specific equity indices, bonds, and currencies. The
Fund employs market-neutral and long-short strategies across these asset groups based on six investment styles:
Value – The tendency for cheap assets to outperform expensive ones
Momentum – The tendency for an asset’s recent relative performance to continue in the future
Carry – The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive – The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Trend – The tendency for an asset’s recent performance to continue in the future
Volatility – The tendency for options to be richly priced
From an asset group perspective, the Fund’s losses were concentrated in Stocks and Industries (-8.6%), with Fixed Income (+3.4%), Currencies (+1.3%), and Equity Indices (+0.9%) partially offsetting with gains.
Value (-9.3%) and Momentum (-3.1%) detracted at the theme level, primarily within Stocks and Industries, while Defensive (+3.6%), Carry (+3.0%) and Trend (+1.4%) contributed positively to performance. Volatility
(-0.1%) was close to flat over the year. Negative performance in Stocks and Industries was driven by the industry-neutral stock selection strategy, with industry and country-industry selection also detracting to a lesser extent. Strong performance in Fixed Income helped offset some of these losses, with Trend and Carry leading. Broad directional long fixed income positioning in Trend was the primary driver of positive performance. Currencies also added over the period, driven by Carry and Value. Relative value currencies positioning drove gains, with a long in the Canadian dollar and a short Swiss franc as the largest contributors. Equity Indices were also positive over the year, with gains in Momentum and Defensive more than offsetting negative performance from Value. Long positioning in European equities and short positioning in Japanese equities contributed the most.
Ronen Israel
Principal
Ari Levine
Principal
Nathan Sosner
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
AQR Funds | Annual Report | December 2019
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 3.44%, 3.68% and 3.35%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR ALTERNATIVE RISK PREMIA FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 09/19/2017
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR ALTERNATIVE RISK PREMIA FUND
1 Year
Since
Inception
Date of
Inception
Fund - Class I: QRPIX -2.97%* -4.59% 9/19/2017
Fund - Class N: QRPNX -3.24% -4.80% 9/19/2017
Fund - Class R6: QRPRX -2.93% -4.48% 9/19/2017
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 2.28% 1.96% 9/19/2017
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Diversified Arbitrage Fund (the “Fund”) invests in arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a liquidity premium around corporate control and capital raising events, while maintaining a highly diversified portfolio of corporate securities. Over the 2019 calendar year, the Fund returned +8.53%, with positive contributions from all three major strategy buckets. The event-driven strategy led the way (+4.5%) followed by convertible arbitrage (+2.3%) and merger arbitrage (+1.7%). A discussion of specific performance drivers for each of the three core strategies is included below.
Since its inception on January 15, 2009, the Fund’s correlation with overall equity and credit markets remains low. Based on monthly returns since inception through December 31, 2019, the Fund’s equity market beta (relative to the S&P 500 Total Return Index®) is less than 0.1, its annualized volatility is 2.8%
and its Sharpe ratio is 0.9.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Fund Description
Unlike the textbook definition of arbitrage that requires no capital and where identical securities can simultaneously be bought and sold for different prices, corporate arbitrage investments require significant capital and involve the purchase and sale of related but not identical securities at advantageous prices. For example, in merger arbitrage, the target stock can often be purchased for a price that is less than the merger consideration offered by the acquiring company. Arbitrageurs attempt to capture this difference by buying the target stock, and in the case of a stock merger, short-selling the acquirer’s stock. Similarly, in the case of convertible arbitrage, investors typically purchase a convertible bond at a price below fundamental value and hedge the risk of the underlying equity call option that is embedded in the bond by short selling the issuer’s common stock. Arbitrageurs generally profit when the prices of securities purchased increase relative to their fundamental values.
Like merger arbitrage and convertible arbitrage, the event-driven strategies employed by the Fund involve the purchase of securities around corporate events at discounts to their fundamental values. For every investment, an attempt is made to mitigate the embedded systematic risk via hedging. Where there is no direct hedge for a particular security, correlated indirect hedges are employed. For example, systematic equity market risk is hedged by shorting S&P 500 futures. Similarly, for example, credit and interest rate risks are hedged using derivative contracts (credit default swap indices and Treasury futures). Although indirect hedges can effectively mitigate systematic risk (e.g. beta) on average, they expose the Fund to basis risk—the basket of securities purchased around corporate events does not necessarily move in lockstep with the hedging instruments.
Performance Attribution
Over a long horizon, we expect arbitrage returns to have a low correlation to equity and credit markets and exceed short-term Treasury bill returns by 3.0% to 4.0% on average. In some years, as in 2019, arbitrage strategies will generate returns that are greater than the long-run expected average. In other years, as in
2014 and 2015, arbitrage investments will fail to reach the 3.0% - 4.0% expected excess return range. Since its inception in 2009, the Fund has averaged 2.5% above short-term Treasury bills
1
annually, slightly below
expectations for the long-term horizon. Albeit below expectations, the Fund’s performance is not surprising given the macro-economic distortions caused by record low interest rates since the financial crisis. Record low interest rates not only have the intended effect of increasing asset and equity prices, but also cause spread compression across arbitrage strategies, which can reduce long-term expected returns.
Ronen Israel
Principal
Lars Nielsen
Principal
Mark Mitchell,
Ph.D.
Founding Principal,
CHN Partners
Todd Pulvino,
Ph.D.
Founding Principal,
CNH Partners
Rocky Bryant
Principal, CNH
Partners

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2019
Event-Driven
The event-driven strategy contributed +4.5% to the Fund’s returns in 2019, which was the largest of the three core strategy buckets.
The Special Purpose Acquisition Companies (“SPAC”) sub-strategy was the largest contributor (+2.2%), with the Event-Driven Credit
(+1.1%), Corporate Events and Specialty Arbitrage (+0.9%), and Closed End Fund (“CEF”) (+0.5%) sub-strategies also adding meaningful returns. The Spin-off sub-strategy was the sole detractor on the year (-0.2%). The SPAC strategy benefited from a high percentage of successful de-spacings amidst record issuance in 2019. $15 billion of new SPAC IPOs were issued in 2019 surpassing the $13 billion raised in 2007 which took the total outstanding at the end of 2019 to $23.5 billion across 101 deals. The Event-
Driven Credit sub-strategy saw positive contributions from positions in Fannie Mae and Freddie Mac after the Trump administration announced plans to end the government control of the two Government-Sponsored Enterprises. In the Corporate Events and
Specialty Arbitrage sub-strategy, the Fund’s legacy position in First Banks, Inc., which was purchased as part of the Trouble Asset
Relief Program (“TARP”) auction, realized significant gains after the company tendered for the position in the second quarter. The
CEF sub-strategy saw widening in median discounts across all CEF buckets in late-December 2018; municipal bond CEFs went from -6.0% to -13.5%, credit CEFs went from -6.9% to -15.6%, and equity CEFs went from -7.2% to -13.0%. This widening created an attractive investment opportunity and led to gains in the first quarter of 2019 (+0.44%) as this dislocation normalized. In Spin-offs, the underperformance by small cap names in the portfolio relative to the broader market resulted in losses from market hedges.
Additionally, there were fewer investment opportunities than there have been in recent years with only 11 new investible situations in
2019 compared to 20 in both 2017 and 2018.
Convertible Arbitrage
Convertible arbitrage contributed +2.3% to the Fund’s returns in 2019. Performance was driven by richening and positive carry of the portfolio which were partially offset by two small negative idiosyncratic events which contributed a combined -0.3% to the Fund. More than two thirds of the traditional convertible arbitrage positions held in the Fund during the year contributed positively to performance within the strategy.
The U.S. convertible new-issuance market had its busiest year in terms of dollars raised in over a decade. In 2019 companies raised
$58 billion via convertible securities which is a post-crisis record and comes after the market set a post-crisis record $51 billion of new-
issuance in 2018. The record new-issuance in 2019 outpaced maturities and issuer redemptions and resulted in the US convertible market growing by roughly $16 billion. The difference between the median market price of equity-sensitive convertible bonds and their theoretical values narrowed throughout the year from +0.9% to +0.5%. Admittedly, it is unusual to see richening when the new-issue market is active, but the Wall Street Journal recently put forth what we view as a plausible explanation of the richening market despite robust new-issuance. They suggested that convertible bonds are drawing increased investment interest from recession-worried fundamental investors due to their unique ability to provide both equity-like upside participation and bond-like downside protection.
2
The two negative idiosyncratic events in the Fund’s portfolio during the year involved investments in Verastem Inc. (“VSTM”) and
Legacy Reserves, Inc. (“LGCY”). In May VSTM announced disappointing earnings and provided investors with a poor sales outlook for their lead drug. Following these announcements, the convertible bonds fell nearly 30 points. Unfortunately, the stock prices had previously fallen to the point where the delta hedge did not offset much of the loss. In November we entered into an exchange agreement with VSTM whereby the company retired the bonds held by the Fund in exchange for a lesser quantity of new structurally senior, more equity-sensitive bonds. The exchange and subsequent move upward in the equity price resulted in a gain but combined with the fall in value of the old bonds resulted in a loss to the Fund of -0.2%. The other notable loss in the Fund’s portfolio involved its position in LGCY’s 8.0% convertible notes. During the second quarter the Fund experienced losses in the position as it became apparent that the company was going to file for bankruptcy. The Fund exited its position in the LGCY convertibles shortly after the company’s bankruptcy filing in mid-June resulting in a loss of -0.1% to the Fund.
Merger Arbitrage
Merger arbitrage contributed +1.7% to the Fund’s return in 2019. The strategy benefited from orderly deal progression and completions alongside a low failure rate (2.3%). In 2019, there were no outsized winners, with positive gains diversified throughout the portfolio. Several large transactions, including Wellcare Health Plans Inc / Centene Corp, Allergan PLC / AbbVie Inc, and Celgene
Corp / Bristol-Myers Squibb Company, collectively contributed notable gains (+0.3%) to the portfolio as they were all large positions for the Fund and tended to trade at wider spreads than the median.
Overall, the merger arbitrage environment was conducive to positive returns in 2019. The size of the universe expanded from $205 billion at the end of 2018 to $512 billion at the end of June as there was a surge in large transaction announcements in the first and second quarter. As of the end of the year, the size of the investible universe, $314 billion, remains above the long-term average of
$280 billion. Additionally, while median annualized spreads exhibited limited volatility throughout 2019, with the average median annualized spread for 2019 at just 2.9%, wide dispersion around the median continued to present compelling investment opportunities for the Fund.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2019
One notable laggard in the portfolio over 2019, was the Sprint Corp /T-Mobile US Inc merger, which was initially announced in April
2018. Despite key antitrust approvals by the Federal Communications Commission (“FCC”) and the Department of Justice (“DOJ”),
the transaction faces an antitrust lawsuit from a group of states. The states’ lawsuit went to trial in early-December 2019 and as of the time of this letter the trial has concluded, but a decision by Judge Marrero, of the Southern District of New York, remains outstanding.
This transaction detracted -0.5% from Fund performance in 2019.
Looking Forward
Overall, we are pleased with performance in 2019. The SPAC strategy continued to drive positive performance in the event-driven strategy and had a record year of IPOs. Looking ahead, there isn’t much evidence of the SPAC market slowing in 2020. So far this year there are 6 SPAC registrations seeking to raise $1 billion in aggregate, which is in-line with the start of 2019. Across the rest of the event-driven strategies, we believe opportunities will continue to persist under various market conditions. We are encouraged by the record new-issuance ($58 billion) in the domestic convertible bond market in 2019. Bank of America Merrill Lynch is projecting a very light year for maturities and redemptions of $19 billion in 2020, as compared to the trailing 5-year average of $34 billion. As a result, we are optimistic that the convertible market will continue to grow. While merger arbitrage spreads remain below their long-
term average, we are cautiously optimistic about the opportunity set in 2020 as the size of the universe is still above the long-term average at $314 billion at year-end. We are cognizant of continued global trade tensions as well as other geopolitical tensions and are monitoring potential exposure to these within the Fund’s portfolio. Irrespective of where the Fund deploys capital in 2020, we will continue to hedge systematic equity, credit, and interest rate market risks, with the intention of delivering uncorrelated excess returns.
3
1
The ICE Bank of America Merrill Lynch US 3-Month Treasury Bill Index
2
Goldfarb, Sam. “Investors Seek Middle Ground in Convertible Securities” The Wall Street Journal , September 30, 2019
3
Note that the Fund uses various derivatives instruments (e.g., futures, options, forwards, and swaps), primarily to hedge systematic risks including credit risk and interest rate risk.  While the purpose of employing derivatives instruments is to decrease the Fund’s overall risk, hedging instruments are imperfect tools and their effectiveness depends on the degree of price correlation between the derivative instruments and the assets being hedged.  Imperfect correlation may be caused by several factors, including temporary price disparities between derivative markets and markets for the underlying assets.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.09%, 2.34% and 2.00%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR DIVERSIFIED ARBITRAGE FUND
1 Year 3 Year 5 Year 10 Year
Date of
Inception
Fund - Class I: ADAIX 8.53% 5.51% 3.76% 2.39% 1/15/2009
Fund - Class N: ADANX 8.32%* 5.27% 3.51% 2.14% 1/15/2009
Fund - Class R6: QDARX 8.63%* 5.66% 3.88% na 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 2.28% 1.67% 1.07% 0.58% 1/15/2009
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2019
AQR DIVERSIFIED ARBITRAGE FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 12/31/2009
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND

AQR Funds | Annual Report | December 2019
Dear Shareholders:
The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market- or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Accordingly, the Fund, on average, intends to target a portfolio beta of zero over a normal business cycle. The Fund pursues its investment objective by investing at least 80% of its net assets
(including borrowings for investment purposes) in equity securities and equity related derivative instruments.
Since the Fund targets a beta of zero, an appropriate benchmark is U.S. cash returns, which remain at relatively low levels. In 2019, the strategy’s performance was disappointing as the Fund’s Class I shares returned -11.27%, net of fees.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Strategy performance in 2019 was impacted by a continuation of key market dynamics that began in 2018, namely market participants’ seeming preference for long-term, speculative growth. Specifically, stocks with high forecasted earnings growth years into the future performed exceptionally well, while stocks that recently realized improvements in earnings were penalized. This price behavior is in contrast with history, as investors typically reward companies with improving fundamentals and ignore analyst projections of future long-term growth. These dynamics created a difficult environment for value investing, which tends to favor cheaper companies with modest future growth forecasts, and negatively impacted our stock selection process. Interestingly, one period when these unusual phenomena occurred in the past was during the technology bubble, when investors’ demand for growth stocks resulted in a large drawdown for value.
Ultimately, 2019 was only the second calendar year since 2001 in which cheap and improving stocks lagged expensive and deteriorating ones (i.e. the combination of Value and Momentum underperformed), proving difficult for the Fund.
Geographically, stocks in the U.S. detracted the most from overall returns, followed by Japan and Europe. At the sector level, stock selection within Health Care, Materials, and Industrials drove losses.
Securities in the Fund remained globally diversified with over 50% of the Fund invested outside of the U.S.
The Fund does take small industry views. As of the end of the year, our largest sector overweight was in
Industrials, while our largest underweight was in Energy.
Going forward, we maintain conviction in our investment philosophy, and in the belief that fundamentals drive stock prices. At the same time, we keep an open mind towards shifting market forces that might impact our model’s ability to continue to deliver outperformance. We have researched, and continue to thoroughly research, whether the market environment has fundamentally changed, or whether this is a temporary period when our process has been out of favor. To date, our research supports the conclusion that the recent underperformance of the Value-Momentum combination reflects a temporary shift in market sentiment, and that markets will eventually reward companies with strong fundamentals as they have done historically. In prior difficult periods, we have found that sticking with our philosophy was the right decision and ultimately paid off as market dynamics reverted. We remain confident in our fundamentally-oriented philosophy and disciplined systematic investment approach.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
AQR Funds | Annual Report | December 2019
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.03%, 2.31% and 1.97%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EQUITY MARKET NEUTRAL FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 10/7/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR EQUITY MARKET NEUTRAL FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMNIX -11.27% -6.06% 0.63% 1.71% 10/7/2014
Fund - Class N: QMNNX -11.52% -6.31% 0.36% 1.45% 10/7/2014
Fund - Class R6: QMNRX -11.17% -5.98% 0.70% 1.79% 10/7/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 2.28% 1.67% 1.07% 1.03% 10/7/2014

Shareholder Letter (Unaudited)
AQR GLOBAL MACRO FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Global Macro Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions. The targeted annualized volatility for the Fund is 10%, on average, which varies modestly over time based on attractiveness of opportunities within the different asset classes that the Fund trades. The Fund’s strategy trades predominately on trends in macroeconomic fundamentals, using a systematic, bottom-up approach that integrates both quantitative and qualitative trading signals. While the Strategy is long-term market neutral, it can take directional views over the short term. We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle.
Our strategy invests across liquid markets on the basis of macroeconomic news and trends, an investment approach we call macro momentum. We evaluate both quantitative and qualitative indicators across a variety of dimensions, from growth and inflation to monetary policy and international trade. By integrating both quantitative and discretionary indicators in a bottom-up, risk-controlled portfolio construction, we capture the best features of both approaches while maintaining the benefits of a systematic and disciplined process.
In addition to economic fundamentals, we also consider other indicators, including measures of price momentum, value and carry. This multifactor approach provides a more holistic picture of each asset’s attractiveness. Macro momentum tends to drive asset positioning (long or short) in our portfolio, however, the degree of agreement between economic fundamentals, on the one hand, and price momentum, value and carry, on the other, determines ultimate position sizing. The bottom-up portfolio construction – in which we evaluate the attractiveness of each asset across a large number of dimensions – allows us to build a highly diversified portfolio that does not depend on a few “best ideas.”
The Fund concluded 2019 with a positive overall return, outperforming its benchmark. The Fund’s Class I shares returned +4.90% versus a +2.28% return for its benchmark, the ICE Bank of America ML 3-Month
T-Bill Index. By asset class, gross of fees, equities contributed +4.84%, fixed income contributed +0.77%, currencies added 0.58%, and commodities added 0.34%.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
2019 was a challenging year for the global economy, as growth slowed across a number of countries.
Indeed, global GDP growth was likely weaker in 2019 than in any year since the 2009 recession. A number of uncertainties weighed on global growth, including the U.S.-China trade dispute, difficulties agreeing on a
Brexit plan in the U.K., and episodes of political turmoil in several regions. Global trade flows decelerated notably, manufacturing activity stalled, and investment activity slowed in most major economies.
Nonetheless, the year featured strong performance for both equity markets and fixed income. Asset prices benefited as growth concerns and subdued inflation facilitated a broad shift towards accommodative monetary policy across developed economies. In the U.S., the Federal Reserve pivoted from rate hikes in
2018 toward multiple rate cuts in the second half of 2019. The European Central Bank cut rates deeper into negative territory and relaunched its asset purchase program to provide additional support. Risky assets further benefited over the course of the year as various fears began to moderate. Progress towards a “Phase one” trade deal between the U.S. and China led to optimism that trade tensions would be less of a headwind to growth in 2020. A general election in the U.K. resulted in a Conservative majority capable of passing
Brexit legislation, reducing concerns of a chaotic “No Deal” exit from the European Union. Despite slower growth, U.S. and European labor markets remained healthy, and neither economy appeared to be falling into recession. Chinese growth data released late in 2019 pointed to a potential improvement in manufacturing activity, raising hopes that the global industrial downturn might be drawing to a close.
John Liew
Founding Principal
Jordan Brooks
Principal
Michael Katz
Principal
David
Kupersmith
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR GLOBAL MACRO FUND
AQR Funds | Annual Report | December 2019
The Fund was able to navigate this environment successfully, with gains in all major asset classes and in both relative value and directional positions.
Equities
Relative value positions in developed equity indexes were profitable in 2019, particularly in the second and third quarters.
Performance benefited from long positions in Eurozone equities against shorts in Japan and Hong Kong. Japanese equities underperformed in the second quarter as trade tensions increased, while Hong Kong shares lagged in the third quarter as a major protest movement weighed on growth and increased political uncertainty. Directional long positions across developed markets added to returns from the second quarter onward, as supportive monetary policy, low inflation, and a gradual reduction in uncertainty boosted equity prices.
Fixed Income
The Fund was profitable in fixed income relative value strategies, somewhat offset by losses in directional positions. Short positions in U.K. 10-year government bonds against other developed bond markets and steepener positions in U.K. interest rate swaps against flatteners in other countries both contributed to performance. U.K. bonds underperformed and the local yield curve steepened relative to other countries as the Bank of England maintained a steady monetary policy stance and as political developments later in the year reduced uncertainty over Brexit. Directional short positions in U.S. 10-year Treasury futures detracted from performance over the year, as lower-than-expected inflation and dovish shifts in Federal Reserve policy boosted bonds.
Currencies
Emerging currencies positions were additive in 2019, particularly short positions in the Korean won and the Chilean peso. The won underperformed in the first and second quarters as rising trade tensions and slower global growth weighed on the outlook for Korea’s export-oriented economy. Short positions in the Chilean peso were profitable in the fourth quarter, as a domestic protest movement disrupted economic activity and increased political uncertainty moving forward. Gains in emerging currencies were somewhat offset by losses in developed currencies, as long positions in the New Zealand dollar and Australian dollar suffered losses. Slower growth in
China, a key trading partner for both countries, and a turn towards rate cuts from the Reserve Bank of Australia and the Reserve Bank of New Zealand weighed on both currencies.
Commodities
Short positions in natural gas were profitable in the second quarter, as prices fell on milder-than-usual weather and larger-than-
expected inventory builds. Gains in natural gas were largely offset by losses in metals, particularly a short position in nickel. Nickel rallied significantly in the second quarter on a proposal to restrict exports from Indonesia, a major producer of the metal.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.98%, 2.16% and 1.96%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR GLOBAL MACRO FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QGMIX 4.90% 2.99% 2.14% 1.79% 4/8/2014
Fund - Class N: QGMNX 4.62%* 2.73% 1.88% 1.53% 4/8/2014
Fund - Class R6: QGMRX 5.01% 3.03% 2.18% 2.51% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 2.28% 1.67% 1.07% 0.94% 4/8/2014
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR GLOBAL MACRO FUND
AQR Funds | Annual Report | December 2019
AQR GLOBAL MACRO FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 4/8/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. The strategy primarily seeks to add alpha via its long/
short (market-neutral) equity portfolio, which includes the use of derivatives such as swaps and futures. It also manages its beta relative to the MSCI World Index (“MSCI World”) to a long-term target of 0.5, and within a shorter-term range of 0.3 to 0.7, depending on our market views.
In 2019, the Class I shares of the Fund returned +1.19%, net of fees. Positive performance was driven by the Fund’s overall exposure to global developed equity markets, which experienced strong returns during the year. Conversely, the Fund’s long-short stock selection component detracted from performance, mostly offsetting gains experienced elsewhere. The Fund’s custom benchmark (50% MSCI World + 50% ICE BofA
Merrill Lynch US 3-Month Treasury Bill Index) delivered a return of +14.53% over this period. As such, the
Fund underperformed its benchmark.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Strategy performance in 2019 was impacted by a continuation of key market dynamics that began in 2018, namely market participants’ seeming preference for long-term, speculative growth. Specifically, stocks with high forecasted earnings growth years into the future performed exceptionally well, while stocks that recently realized improvements in earnings were penalized. This price behavior is in contrast with history, as investors typically reward companies with improving fundamentals and ignore analyst projections of future long-term growth. These dynamics created a difficult environment for value investing, which tends to favor cheaper companies with modest future growth forecasts, and negatively impacted our stock selection process. Interestingly, one period when these unusual phenomena occurred in the past was during the technology bubble, when investors’ demand for growth stocks resulted in a large drawdown for value.
Ultimately, 2019 was only the second calendar year since 2001 in which cheap and improving stocks lagged expensive and deteriorating ones (i.e. the combination of Value and Momentum underperformed), proving difficult for the Fund.
Geographically, stocks in the U.S. detracted the most from overall returns, followed by Europe and Japan. At the sector level, stock selection within Health Care, Materials, and Industrials drove losses.
The Fund experienced positive performance from its static long-term beta exposure of 0.5 to the MSCI
World, given the index’s strong returns in 2019. The Fund’s tactical market exposure (the desired deviation from a beta of 0.5) also contributed positively to performance, but to a lesser extent.
Securities in the Fund remained globally diversified with over 50% of the Fund invested outside of the U.S.
The Fund does take small industry views. As of the end of the year, our largest sector overweight was in
Industrials, while our largest underweight was in Energy.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2019
Going forward, we maintain conviction in our investment philosophy, and in the belief that fundamentals drive stock prices. At the same time, we keep an open mind towards shifting market forces that might impact our model’s ability to continue to deliver outperformance. We have researched, and continue to thoroughly research, whether the market environment has fundamentally changed, or whether this is a temporary period when our process has been out of favor. To date, our research supports the conclusion that the recent underperformance of the Value-Momentum combination reflects a temporary shift in market sentiment, and that markets will eventually reward companies with strong fundamentals as they have done historically. In prior difficult periods, we have found that sticking with our philosophy was the right decision and ultimately paid off as market dynamics reverted. We remain confident in our fundamentally-oriented philosophy and disciplined systematic investment approach.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.78%, 2.06% and 1.71%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR LONG-SHORT EQUITY FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QLEIX 1.19%* -0.68% 4.96% 7.83% 7/16/2013
Fund - Class N: QLENX 1.01% -0.93% 4.70% 7.55% 7/16/2013
Fund - Class R6: QLERX 1.28%* -0.60% 5.06% 5.93% 9/2/2014
50% MSCI World Index/50% ICE BofA Merrill Lynch US 3-Month
Treasury Bill Index 14.53% 7.16% 5.02% 5.16% 7/16/2013
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2019
AQR LONG-SHORT EQUITY FUND VS. ICE Bofa MERRILL LYNCH US 3-MONTH TREASURY BILL INDEX
VALUE OF $10,000 INVESTED ON 7/16/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
For the year ended December 31, 2019, the AQR Multi-Asset Fund Class I shares returned +21.05% and realized an annualized volatility of 7.5%. During this period, the Fund’s benchmark, 60% S&P 500®/40%
Barclays® U.S. Aggregate Bond Index, returned +22.18% at an average realized volatility of 6.4%. The
Fund’s net assets across all share classes were over $136 million at the end of 2019.
Through the use of derivatives such as futures, swaps, and forwards as well as securities, the AQR
Multi-Asset Fund (the “Fund”) invests across a wide variety of global markets — including, during the period presented in this report, developed and emerging market equities, developed and emerging market currencies, global developed nominal government bonds, global developed inflation-linked government bonds, global credit spreads and commodities — in an attempt to build a truly diversified portfolio where all markets matter, but no one market matters too much. The Fund experienced gains across the major asset classes it trades: equities contributed +9.2%, fixed income contributed +6.3%, commodities contributed
+2.8%, and currency/credit exposures contributed +2.8%. Active asset allocation benefited the portfolio, while active security selection within equity markets detracted from performance.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Global equity, credit, and energy markets began 2019 with strong rallies as the risk-off sentiment that ended
2018 reversed course. The Federal Reserve reassured markets that they would be careful not to hike the
U.S. economy into recession, further supporting risky assets and pushing global yields lower. As the year progressed, however, global growth data began to point towards weakness while the capricious nature of
U.S.-China trade negations and the Brexit process cast continued uncertainty over markets. This prompted more dovish rhetoric and, ultimately, action from central banks across the globe, further supporting bond markets. As the year ended, uncertainty largely abated: the U.S. and China agreed to a first phase of trade negotiations and a large majority win for the U.K.’s Conservative Party decreased the odds of a disorderly break between the U.K. and European Union. Equities and commodities rallied into the end of the year, while global bonds gave back some of their gains.
The Fund seeks to allocate among asset classes in a way that avoids excessive risk exposure to any single asset class or risk premium, which means that instruments with less risk will generally be allocated more capital than instruments that are deemed riskier. As markets move through different risk regimes, the portfolio is dynamically adjusted with the goal of keeping overall portfolio risk and the balance of risk across asset classes fairly steady through time. We believe this leads to more consistent results across macroeconomic environments, reduces tail risks and enables investors to remain invested through difficult market environments. In addition, we also adjust position sizes in an attempt to best capture the opportunity set within and across asset classes based on AQR’s proprietary expected return models. The ultimate goal is to build a portfolio that, in the long run, will deliver higher returns at a risk level similar to that of traditional portfolios by combining a better asset allocation with return-enhancing active views
The Fund is generally expected to remain net long the asset classes in which it invests but does allow for a limited amount of shorting. The targeted annualized volatility for the Fund is 10%, on average, which varies over time based on our perceptions of the opportunity sets within the different asset classes we trade. At the end of the year, the Fund had bearish views on nominal and inflation-linked bonds and bullish views on equities, emerging currencies, and commodities. The Fund ended the year targeting a volatility level near its long-term average. Total exposures ended the year elevated, largely due to lower-than-average forecasted risk.
Jon Liew
Founding Principal
John Huss
Principal
Ronen Israel
Principal
Michael
Mendelson
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND
AQR Funds | Annual Report | December 2019
As all major asset classes gained on the year, it is no surprise that the portfolio experienced strong performance; years when everything goes up tend to be particularly fruitful for our investment approach. One of the strengths of our risk-balanced approach is the limited, humble assumptions necessary to believe in the strategy. If investors believe that taking market risk in major asset classes is rewarded on average, that the risk-adjusted returns to these asset classes are more similar than they are different and that they tend to pay off at somewhat different times, then the case for the Fund is a straight forward one. We remain confident that the diversification benefits of the Fund provide a sound allocation for the wide variety of potential market environments we may face in the coming years.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.38%, 1.65% and 1.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MULTI-ASSET FUND VS.60%S&P 500®/40% BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX
VALUE OF $10,000 INVESTED ON 9/29/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR MULTI-ASSET FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: AQRIX 21.05% 9.43% 5.80% 6.41% 9/30/2010
Fund - Class N: AQRNX 20.67% 9.14% 5.53% 6.12% 9/30/2010
Fund - Class R6: AQRRX 21.07% 9.51% 5.86% 4.70% 9/2/2014
60%S&P 500 Index®/40% Bloomberg Barclays U.S. Aggregate
Bond Index 22.18% 10.87% 8.37% 9.88% 9/30/2010

Shareholder Letter (Unaudited)
AQR MULTI-STRATEGY ALTERNATIVE FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Multi-Strategy Alternative Fund’s (the “Fund”) Class I shares returned -9.99% in 2019. For the year, the Fund realized +5.4% annualized daily volatility and a +0.1 beta to the MSCI World Index. The ICE
BofA Merrill Lynch 3-Month U.S. Treasury Bill IndexSM, which is the fund’s benchmark, returned +2.28%.
The hedge fund industry, as represented by the Credit Suisse Hedge Fund IndexSM (“CS Index”) and the
HFRITM Fund Weighted Composite Index (“HFRI Index”) gained +9.31% and +10.49%, respectively, net of fees for the year. These indices have had correlations to global equities, as represented by the MSCI World
Index, of +0.8 and +0.9 respectively, over the past 24 months, which is slightly higher than longer-term correlations. This added to performance during a year of very strong equity market performance.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Five of the Fund’s nine strategies had negative results for the year. The stock selection strategies, in aggregate, were the largest source of losses and each contributed negatively. The macro strategy group also detracted, while the arbitrage strategy group contributed positively across sub-strategies.
Following is a more detailed review of the three strategy groups:
Stock Selection Strategies – Equity Market Neutral (-7.4%), Long/Short Equity (-2.8%), and Dedicated
Short Bias (-1.8%) all detracted. Equity Market Neutral detracted consistently throughout the year, with the value theme especially contributing to losses. Smaller losses in Long/Short Equity were similarly driven by valuation-based themes, as well as quality measures. Within Dedicated Short Bias, the directionally short nature of the strategy hurt performance amid a very strong year for U.S. equities, while investor sentiment themes helped partially offset with gains.
Macro Strategies – As a group, macro strategies were somewhat down, driven by Global Macro and
Emerging Markets, while Fixed Income Arbitrage partially offset with gains. Managed Futures was close to flat over the period. Global Macro (-1.0%) was negatively affected by relative value positioning in equity indices and short directional fixed income exposure. The relative value currencies strategy helped offset with gains. In Emerging Markets (-0.5%), losses in stock selection more than offset gains in currencies.
Fixed Income Arbitrage (+0.8%) gained over the period, led by the relative value bonds strategy. Managed
Futures was essentially flat (+0.2%) as gains in fixed income were mostly offset by losses in currencies and commodities.
Arbitrage Strategies – Convertible and Volatility Arbitrage (+1.9%) and Event Driven (+1.9%) were the largest contributors to performance over the year. Convertible and Volatility Arbitrage posted gains amid continued robust new issuance, while gains from merger arbitrage were the result of successful deal completions across most of the portfolio.
John Liew
Founding Principal
Ronen Israel
Principal
Michael Katz
Principal
Yao Hua Ooi
Principal
Mark Mitchell,
Ph.D.
Founding Principal,
CNH Partners
Todd Pulvino,
Ph.D.
Founding Principal,
CNH Partners

Shareholder Letter (Unaudited)
AQR MULTI-STRATEGY ALTERNATIVE FUND
AQR Funds | Annual Report | December 2019
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.41%, 2.68% and 2.33%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MULTI-STRATEGY ALTERNATIVE FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL
INDEX VALUE OF $10,000 INVESTED ON 7/18/2011
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR MULTI-STRATEGY ALTERNATIVE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ASAIX -9.99% -7.14% -2.68% -0.29% 7/18/2011
Fund - Class N: ASANX -10.19%* -7.38% -2.91% -0.53% 7/18/2011
Fund - Class R6: QSARX -9.85% -7.05% -2.59% -1.31% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 2.28% 1.67% 1.07% 0.66% 7/18/2011
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Risk-Balanced Commodities Fund (the “Fund”) Class I shares returned 18.14% in 2019, with energies and precious metals contributing significantly to performance. Energies rallied significantly on
OPEC production cuts, geopolitical tensions, and easing of global growth concerns. Precious metals also appreciated as real interest rates fell throughout the year. Base metals were mostly flat except for nickel, which saw large rallies on Indonesia’s announced plan to ban nickel ore exports. Softs had mixed performance, but were overall positive contributors as coffee prices rallied late in the year due to extremely dry growing conditions in Latin and South America.
The Bloomberg Commodity TR Index (“BCOM”), the Fund’s benchmark, was up 7.69%, leading to an outperformance of 10.45%. The Fund has outperformed over a three-year period (2.44% vs. -0.94%)
and since inception (-4.57% vs. -6.34%). Note that, while we use BCOM as a benchmark, we do not aim to replicate it. The Fund’s construction is sufficiently different that we would expect a difference in the performance of the Fund and this benchmark. Specifically, we expect the magnitude of performance differences to be roughly 10% per year on average, in either direction.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Volatility targeting was a large contributor to the outperformance relative to the BCOM benchmark. The
Fund's volatility targeting required more than 100% notional exposure, leading to outperformance as commodities were up overall in 2019. We aim to maintain a target level of volatility by varying the level of exposure in the Fund. This reduces the likelihood that short periods can determine outcomes over long investment horizons. Another important contributor to the outperformance was differences in allocations within sectors, particularly within the energies. Tactical models also contributed to the outperformance. The outperformance to the benchmark was reduced due to the Fund’s risk-balanced strategic allocation. Given the strong performance in the energies, the Fund’s lower exposure to energies relative to its benchmark reduced the outperformance.
The Fund began the year at a volatility target of 17.1%, just below its long run target of 18%. At year-end, the volatility target decreased to 13.2% as the Fund was constrained by exposure limits. The Fund obtains exposure to the individual commodities and sectors by investing in commodity-linked derivative instruments, such as swaps and futures.
The strategic portion of the portfolio returned 15.11%, and tactical tilts added 3.03%. The strategic return in this attribution is the return to a long-only risk-balanced portfolio. The tactical returns are the returns from the active views in the individual commodities and sectors. The tactical portion of the Fund gained on the year, primarily from active views in metals.
At year-end, the Fund’s tactical positioning reflected generally mixed views on commodities. The Fund finished its seventh full year up 18.14% and outperformed the BCOM benchmark by 10.45%. The Fund’s volatility targeting led the outperformance, with active tilts and within-sector allocations also adding to gains.
While short term results can be noisy, we believe the Fund’s broader diversification, strong risk management and active commodity selection will continue to deliver steady volatility and strong returns across market environments in the long term.
Thank you for your investment.
Ronen Israel
Principal
Ari Levine
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
AQR Funds | Annual Report | December 2019
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.04%, 1.32% and 0.98%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR RISK BALANCED COMMODITIES STRATEGY FUND VS. BLOOMBERG COMMODITY INDEX TOTAL
RETURN
SM
VALUE OF $10,000 INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ARCIX 18.14%* 2.44% 0.18% -4.58% 7/9/2012
Fund - Class N: ARCNX 17.67% 2.14% -0.13% -4.85% 7/9/2012
Fund - Class R6: QRCRX 18.20% 2.49% 0.22% -3.61% 9/2/2014
Bloomberg Commodity Total Return IndexSM 7.69% -0.94% -3.92% -6.34% 7/9/2012
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR RISK PARITY II HV FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
For the year ended December 31, 2019, the AQR Risk Parity II HV Fund Class I shares returned +32.94%
and realized an annualized volatility of 9.8%. During this period, the Fund’s benchmark, 60% S&P 500®/40%
Barclays® U.S. Aggregate Bond Index, returned +22.18% at an average realized volatility of 6.4%. The
Fund’s net assets across all share classes were over $33 million at the end of 2019.
Through the use of derivatives such as futures and swaps as well as securities, the AQR Risk Parity II HV
Fund (the “Fund”) invests across a wide variety of global markets — including, during the period presented in this report, developed and emerging market equities, global developed nominal government bonds, global developed inflation-linked government bonds and commodities — in an attempt to build a truly diversified portfolio where all markets matter, but no one market matters too much. The Fund experienced gains in all three of its major risk categories for the full year: equities contributed +16.7%, inflation-sensitive assets contributed +8.3% and fixed income contributed +8.0%. Tactical tilts contributed modestly to performance with gains attributable to views in fixed income, which benefited from bullish trend views for much of the year, and equities, which benefited from bullish positioning in the fourth quarter. Tactical tilts in commodities modestly detracted on the year.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Global equity, credit, and energy markets began 2019 with strong rallies as the risk-off sentiment that ended
2018 reversed course. The Federal Reserve reassured markets that they would be careful not to hike the
U.S. economy into recession, further supporting risky assets and pushing global yields lower. As the year progressed, however, global growth data began to point towards weakness while the capricious nature of
U.S.-China trade negations and the Brexit process cast continued uncertainty over markets. This prompted more dovish rhetoric and, ultimately, action from central banks across the globe, further supporting bond markets. As the year ended, uncertainty largely abated: the U.S. and China agreed to a first phase of trade negotiations and a large majority win for the U.K.’s Conservative Party decreased the odds of a disorderly break between the U.K. and European Union. Equities and commodities rallied into the end of the year, while global bonds gave back some of their gains.
Risk parity investing involves allocating to investments by risk, which means that instruments with less risk will generally be allocated more capital than instruments that are deemed riskier. As markets move through different risk regimes, the portfolio is dynamically adjusted with the goal of keeping overall portfolio risk and the balance of risk across risk categories fairly steady through time. We believe this leads to more consistent results across macroeconomic environments, reduces tail risks and enables investors to remain invested through difficult market environments. In addition to adjusting position sizes to control for increasing or decreasing risk expectations, we also employ modest asset tilts based on AQR’s proprietary expected return models. These tilts allow the portfolio to get over- and underweight a broad array of global markets. The ultimate goal is to build a portfolio that, in the long run, will deliver higher returns on a risk-adjusted basis than that of traditional portfolios by combining a better asset allocation with return-enhancing tactical tilts.
The Fund is generally expected to remain long the markets in which it invests. The targeted annualized volatility for the Fund is 15%, on average, which varies over time based on our perceptions of tactical opportunities within the different asset classes we trade. The Fund started the year targeting a volatility level below its long-term average due to mostly bearish views across asset classes. At the end of the year, the Fund had bearish views on nominal and inflation-linked bonds and bullish views on equities and commodities. The Fund ended the year targeting a volatility level near its long-term average. Total exposures ended the year elevated, largely due to lower-than-average forecasted risk.
John Liew
Founding Principal
John J. Huss
Principal
Ronen Israel
Principal
Michael
Mendelson
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR RISK PARITY II HV FUND
AQR Funds | Annual Report | December 2019
As all major asset classes gained on the year, it is no surprise that the portfolio experienced strong performance; years when everything goes up tend to be particularly fruitful for our investment approach. One of the strengths of our risk-balanced approach is the limited, humble assumptions necessary to believe in the strategy. If investors believe that taking market risk in major asset classes is rewarded on average, that the risk-adjusted returns to these asset classes are more similar than they are different and that they tend to pay off at somewhat different times, then the case for the Fund is a straight forward one. We remain confident that the diversification benefits of the Fund provide a sound allocation for the wide variety of potential market environments we may face in the coming years.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.10%, 2.36% and 2.08%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR RISK PARITY II HV FUND VS.60% S&P 500®/40% BLOOMBERG BARCLAYS U.S. AGGREGATE BOND
INDEX VALUE OF $10,000 INVESTED ON 11/5/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR RISK PARITY II HV FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QRHIX 32.94% 12.19% 6.66% 5.84% 11/5/2012
Fund - Class N: QRHNX 32.43% 11.82% 6.31% 5.52% 11/5/2012
Fund - Class R6: QRHRX 32.88% 12.25% 6.69% 5.22% 9/2/2014
60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index 22.18% 10.87% 8.37% 9.84% 11/5/2012

Shareholder Letter (Unaudited)
AQR RISK PARITY II MV FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
For the year ended December 31, 2019, the AQR Risk Parity II MV Fund Class I shares returned +21.54%
and realized an annualized volatility of 6.6%. During this period, the Fund’s benchmark, 60% S&P 500®/40%
Barclays® U.S. Aggregate Bond Index, returned +22.18% at an average realized volatility of 6.4%. The
Fund’s net assets across all share classes were over $111 million at the end of 2019.
Through the use of derivatives such as futures and swaps as well as securities, the AQR Risk Parity II MV
Fund (the “Fund”) invests across a wide variety of global markets — including, during the period presented in this report, developed and emerging market equities, global developed nominal government bonds, global developed inflation-linked government bonds and commodities — in an attempt to build a truly diversified portfolio where all markets matter, but no one market matters too much. The Fund experienced gains in all three of its major risk categories for the full year: equities contributed +10.9%, fixed income contributed
+5.4% and inflation-sensitive assets contributed +5.2%. Tactical tilts contributed modestly to performance with gains attributable to views in fixed income, which benefited from bullish trend views for much of the year, and equities, which benefited from bullish positioning in the fourth quarter. Tactical tilts in commodities modestly detracted on the year.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Global equity, credit, and energy markets began 2019 with strong rallies as the risk-off sentiment that ended
2018 reversed course. The Federal Reserve reassured markets that they would be careful not to hike the
U.S. economy into recession, further supporting risky assets and pushing global yields lower. As the year progressed, however, global growth data began to point towards weakness while the capricious nature of
U.S.-China trade negations and the Brexit process cast continued uncertainty over markets. This prompted more dovish rhetoric and, ultimately, action from central banks across the globe, further supporting bond markets. As the year ended, uncertainty largely abated: the U.S. and China agreed to a first phase of trade negotiations and a large majority win for the U.K.’s Conservative Party decreased the odds of a disorderly break between the U.K. and European Union. Equities and commodities rallied into the end of the year, while global bonds gave back some of their gains.
Risk parity investing involves allocating to investments by risk, which means that instruments with less risk will generally be allocated more capital than instruments that are deemed riskier. As markets move through different risk regimes, the portfolio is dynamically adjusted with the goal of keeping overall portfolio risk and the balance of risk across risk categories fairly steady through time. We believe this leads to more consistent results across macroeconomic environments, reduces tail risks and enables investors to remain invested through difficult market environments. In addition to adjusting position sizes to control for increasing or decreasing risk expectations, we also employ modest asset tilts based on AQR’s proprietary expected return models. These tilts allow the portfolio to get over- and underweight a broad array of global markets. The ultimate goal is to build a portfolio that, in the long run, will deliver higher returns at a risk level similar to that of traditional portfolios by combining a better asset allocation with return-enhancing tactical tilts.
The Fund is generally expected to remain long the markets in which it invests. The targeted annualized volatility for the Fund is 10%, on average, which varies over time based on our perceptions of tactical opportunities within the different asset classes we trade. The Fund started the year targeting a volatility level below its long-term average due to mostly bearish views across asset classes. At the end of the year, the Fund had bearish views on nominal and inflation-linked bonds and bullish views on equities and commodities. The Fund ended the year targeting a volatility level near its long-term average. Total exposures ended the year elevated, largely due to lower-than-average forecasted risk.
John Liew
Principal
John J. Huss
Principal
Ronen Israel
Principal
Michael
Mendelson
Principal
Lars Nielsen
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR RISK PARITY II MV FUND
AQR Funds | Annual Report | December 2019
As all major asset classes gained on the year, it is no surprise that the portfolio experienced strong performance; years when everything goes up tend to be particularly fruitful for our investment approach. One of the strengths of our risk-balanced approach is the limited, humble assumptions necessary to believe in the strategy. If investors believe that taking market risk in major asset classes is rewarded on average, that the risk-adjusted returns to these asset classes are more similar than they are different and that they tend to pay off at somewhat different times, then the case for the Fund is a straight forward one. We remain confident that the diversification benefits of the Fund provide a sound allocation for the wide variety of potential market environments we may face in the coming years.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.19%, 1.45% and 1.10%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR RISK PARITY II MV FUND VS.60% S&P 500®/40% BLOOMBERG BARCLAYS U.S. AGGREGATE BOND
INDEX VALUE OF $10,000 INVESTED ON 11/5/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR RISK PARITY II MV FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QRMIX 21.54%* 8.60% 5.08% 4.45% 11/5/2012
Fund - Class N: QRMNX 21.33%* 8.31% 4.80% 4.17% 11/5/2012
Fund - Class R6: QRMRX 21.79%* 8.71% 5.18% 4.17% 9/2/2014
60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate
Bond Index 22.18% 10.87% 8.37% 9.84% 11/5/2012
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Style Premia Alternative Fund (the “Fund”) returned -8.20% (Class I shares) in 2019. For the year ended December 31, 2019, the Fund realized +7.8% annualized daily volatility and a +0.2 correlation to global equities, as represented by the MSCI World Index. The ICE BofA Merrill Lynch 3-Month U.S. Treasury
Bill IndexSM, which is the Fund’s benchmark, returned +2.28% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund invests in five different asset groups, through the use of derivatives such as futures and swaps:
equities of major developed markets, country specific equity indices, bonds and interest rate futures, currencies and commodities. The Fund employs market-neutral, long-short strategies across these asset groups based on four investment styles:
Value – The tendency for cheap assets to outperform expensive ones
Momentum – The tendency for an asset’s recent relative performance to continue in the future
Carry – The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive – The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Losses primarily occurred in one of five asset groups and one of the four styles traded in the Fund. Value
(-15.3%) was the largest style detractor, with Momentum also posting negative performance (-2.4%).
Carry (+5.1%) and Defensive (+3.6%) partially offset with gains. Among asset groups, Stocks & Industries drove negative Fund performance, with Value primarily detracting. Momentum also hurt the asset group, while Defensive provided some offsetting positive returns. Performance in Commodities was close to flat over the year, with slight losses driven by Value. A long position in natural gas detracted the most amid milder weather in the winter months and larger-than-expected inventories. Currencies experienced positive performance, driven by Carry and Value. Short positions in the Swedish krona and Swiss franc as well as a long position in the Canadian dollar led gains. In Fixed Income, Carry and Momentum led positive performance from a style perspective, while a long in Australian government bonds drove position-
level gains. A dovish bias from the Reserve Bank of Australia for much of the year led to the asset’s outperformance. Within Equity Indices, gains in Momentum, Defensive and Carry were only partially offset by losses in Value. The largest contributing position was a short in Japanese equities, which were weighed down by weaker-than-expected growth, political tensions with South Korea and a stronger yen (which rallied on safe-haven demand during the height of global trade concerns) in the first half of the year.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
2.32%, 2.58% and 2.25%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR STYLE PREMIA ALTERNATIVE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSPIX -8.20% -3.39% -0.49% 2.01% 10/30/2013
Fund - Class N: QSPNX -8.33% -3.64% -0.74% 1.76% 10/30/2013
Fund - Class R6: QSPRX -8.08% -3.32% -0.41% 1.00% 9/2/2014
ICE BofA Merrill Lynch US 3-Month
Treasury Bill Index 2.28% 1.67% 1.07% 0.88% 10/30/2013
Andrea Frazzini
Principal
Ronen Israel
Principal
Michael Katz
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
AQR Funds | Annual Report | December 2019
AQR STYLE PREMIA ALTERNATIVE FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL
INDEX VALUE OF $10,000 INVESTED ON 10/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE LV FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Style Premia Alternative LV Fund (the “Fund”) returned -3.69% (Class I shares) in 2019. For the year ended December 31, 2019 the Fund realized +4.0% annualized daily volatility and a +0.2 correlation to global equities, as represented by the MSCI World Index. The ICE BofA Merrill Lynch 3-Month U.S Treasury
Bill IndexSM, which is the fund’s benchmark, returned +2.28% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund invests in five different asset groups, through the use of derivatives such as futures and swaps:
equities of major developed markets, country specific equity indices, bonds and interest rate futures, currencies and commodities. The Fund employs market-neutral and long-short strategies across these asset groups based on four investment styles:
Value - The tendency for relatively cheap assets to outperform relatively expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Losses primarily occurred in one of five asset groups and two of the four styles traded in the Fund. Value
(-8.3%) was the largest style detractor with Momentum also posting negative performance (-1.3%). Carry
(+2.8%) and Defensive (+1.3%) partially offset with gains. Among asset groups, Stocks & Industries drove negative Fund performance, with Value primarily detracting. Momentum also hurt the asset group, while Defensive provided some offsetting positive returns. Performance in Commodities was close to flat over the year, with slight losses driven by Value. A long position in natural gas detracted the most amid milder weather in the winter months and larger-than-expected inventories. Currencies experienced positive performance, driven by Carry and Value. Short positions in the Swedish krona and Swiss franc as well as a long position in the Canadian dollar led gains. In Fixed Income, Carry and Momentum led positive performance from a style perspective, while a long in Australian government bonds drove position-
level gains. A dovish bias from the Reserve Bank of Australia for much of the year led to the asset’s outperformance. Within Equity Indices, gains in Momentum, Defensive and Carry were only partially offset by losses in Value. The largest contributing position was a short in Japanese equities, which were weighed down by weaker-than-expected growth, political tensions with South Korea and a stronger yen (which rallied on safe-haven demand during the height of global trade concerns) in the first half of the year
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
1.24%, 1.51% and 1.17%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR STYLE PREMIA ALTERNATIVE LV FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSLIX -3.69% -0.86% 0.40% 0.95% 9/17/2014
Fund - Class N: QSLNX -3.92% -1.13% 0.13% 0.67% 9/17/2014
Fund - Class R6: QSLRX -3.59% -0.78% 0.49% 1.02% 9/17/2014
ICE BofA Merrill Lynch US 3-Month
Treasury Bill Index 2.28% 1.67% 1.07% 1.02% 9/17/2014
Andrea Frazzini
Principal
Ronen Israel
Principal
Michael Katz
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE LV FUND
AQR Funds | Annual Report | December 2019
AQR STYLE PREMIA ALTERNATIVE LV FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL
INDEX VALUE OF $10,000 INVESTED ON 9/27/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR VOLATILITY RISK PREMIUM FUND

AQR Funds | Annual Report | December 2019
Dear Shareholder:
AQR Volatility Risk Premium Fund (the “Fund”) seeks to outperform a custom benchmark that consists of
50% MSCI World net Total Return USD Index + 50% ICE BofA Merrill Lynch US 3-Month Treasury Bill Index.
It invests globally in a broad range of instruments – including, but not limited to, equities, futures, currency futures and forwards, options and swaps. The Fund combines two distinct sources of potential return:
Volatility Risk Premium Strategy – The Fund seeks to capture the volatility risk premium across global developed equity and bond markets by selling (i.e., writing) call and put options to buyers seeking financial insurance in exchange for a premium, or payment, from the option buyer.
Systematic Equity Strategy – The Fund invests approximately 50% of its total assets in an actively managed portfolio of global equities that seeks to outperform the MSCI World Index while targeting a consistent level of risk relative to this benchmark.
The Fund is not designed to be market neutral. Over the long term, the Fund targets a portfolio beta of 0.5, typically within a range of range of 0.4 and 0.6, to the MSCI World Index.
The AQR Volatility Risk Premium Fund Class I Shares returned 10.96% in 2019. The Fund’s custom benchmark (50% MSCI World Index + 50% ICE BofA Merrill Lynch US 3-Month Treasury Bill) delivered a return of 14.53% over this period. As such, the Fund underperformed its benchmark
The Volatility Risk Premium Strategy had a slightly negative return over the course of 2019. Losses were concentrated in the Bond Volatility sleeve, while they were partially offset by the Equity Volatility sleeve, which was positive for the year. The strategy had gained for the first half of the year, but suffered losses in
August 2019 due to a quick increase in market volatility. For reference, during August the VIX started at 16.1 and rose to 24.6 over the first three days of the month, while the TYVIX (a measure of implied volatility in the
US Treasury market) rose from 4.2 at the beginning of the month to a peak of 6.4 on August 15th, ending the month at 5.3.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund’s Systematic Equity Strategy had a positive return for the year due to its 0.5-beta exposure.
However, the bulk of the Fund’s underperformance versus the benchmark was attributable to poor stock selection performance. Stock selection performance in 2019 was impacted by a continuation of key market dynamics that began in 2018, namely market participants’ seeming preference for long-term, speculative growth. Specifically, stocks with high forecasted earnings growth years into the future performed exceptionally well, while stocks that recently realized improvements in earnings were penalized. This price behavior is in contrast with history, as investors typically reward companies with improving fundamentals and ignore analyst projections of future long-term growth. These dynamics created a difficult environment for value investing, which tends to favor cheaper companies with modest future growth forecasts, and negatively impacted our stock selection process. Interestingly, one period when these unusual phenomena occurred in the past was during the technology bubble, when investors’ demand for growth stocks resulted in a large drawdown for value. Ultimately, 2019 was only the second calendar year since 2001 in which cheap and improving stocks lagged expensive and deteriorating ones (i.e. the combination of Value and Momentum underperformed), proving difficult for the Fund.
Ronen Israel
Principal
Roni Israelov
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR VOLATILITY RISK PREMIUM FUND
AQR Funds | Annual Report | December 2019
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.65%, 2.90% and 2.55%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR VOLATILITY RISK PREMIUM FUND VS. 50% MSCI WORLD INDEX**/50% ICE BofA MERRILL LYNCH US
3-MONTH TREASURY BILL INDEX VALUE OF $10,000 INVESTED ON 11/1/2018
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR VOLATILITY RISK PREMIUM FUND
1 Year
Since
Inception
Date of
Inception
Fund - Class I: QVPIX 10.96% 5.26% 11/1/2018
Fund - Class N: QVPNX 10.72% 5.02% 11/1/2018
Fund - Class R6: QVPRX 10.98% 5.29% 11/1/2018
50% MSCI World index/50% ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 14.53% 8.95% 11/1/2018

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | December 2019
DEFINITIONS:
Bloomberg Barclays
®
U.S. Aggregate Bond Index: is a market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
Bloomberg Commodity Index Total Return: is a broad-based index used to represent the most frequently-traded global commodity futures. Indexes are unmanaged and one cannot invest directly in an index.
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index: is designed to measure the performance of high-quality short-term cash-
equivalent investments. Indexes are unmanaged and one cannot invest directly in an index.
Credit Suisse Hedge Fund Index: is an asset-weighted benchmark that seeks to measure hedge fund performance and provide the most accurate representation of the hedge fund universe. Indexes are unmanaged and one cannot invest directly in an index.
HFRI
TM
Fund Weighted Composite Index: is a global, equal-weighted index of over 2,000 single-manager funds.
MSCI World Index: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
S&P 500 ® : is a capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and one cannot invest directly in an index.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
LONG POSITIONS - 174.2%
COMMON STOCKS - 103.7%
Australia - 2.7%
AGL Energy Ltd.(2) 58,094 $ 836,181
Ansell Ltd.(2)(a) 1,595 32,479
Aurizon Holdings Ltd.(2)(a) 23,877 87,627
Beach Energy Ltd.(2)(a) 202,314 357,843
BlueScope Steel Ltd.(2)(a) 94,426 1,000,122
CIMIC Group Ltd.(2)(a) 848 19,716
Coca-Cola Amatil Ltd.(2)(a) 38,075 295,677
Flight Centre Travel Group Ltd.(2)(a) 992 30,683
Fortescue Metals Group Ltd.(2)(a) 230,088 1,734,486
Harvey Norman Holdings Ltd.(2)(a) 117,740 336,278
Iluka Resources Ltd.(2)(a) 47,390 310,299
Newcrest Mining Ltd.(2)(a) 22,238 469,644
South32 Ltd.(2)(a) 173,200 327,022
Telstra Corp. Ltd.(2)(a) 200,855 498,922
6,336,979
—
Austria - 0.1%
ams AG(2)* 6,213 252,235
Belgium - 0.8%
Ageas(2) 16,830 995,202
Proximus SADP(2)(a) 32,241 923,825
1,919,027
—
Canada - 4.4%
Air Canada*(a) 34,698 1,296,215
Alimentation Couche-Tard, Inc., Class
B(a) 628 19,930
ARC Resources Ltd.(a) 16,006 100,827
Atco Ltd., Class I 10,193 390,671
Bank of Montreal(a) 2,078 161,049
Bank of Nova Scotia (The)(a) 7,460 421,386
Canadian Imperial Bank of
Commerce(a) 5,542 461,182
Canadian Natural Resources Ltd.(a) 2,038 65,917
CGI, Inc.*(a) 7,527 629,902
CI Financial Corp.(a) 14,564 243,490
Cogeco Communications, Inc.(a) 1,794 156,390
Constellation Software, Inc.(a) 22 21,367
Empire Co. Ltd., Class A(a) 13,549 317,818
Encana Corp.(a) 264,045 1,236,297
Husky Energy, Inc.(a) 18,797 150,833
Hydro One Ltd.(a)(b) 24,124 465,927
iA Financial Corp., Inc. 2,591 142,325
IGM Financial, Inc.(a) 3,045 87,419
Intact Financial Corp.(a) 402 43,471
Kinross Gold Corp.*(a) 12,916 61,270
Linamar Corp.(a) 6,478 245,092
Magna International, Inc.(a) 16,227 889,733
National Bank of Canada(a) 10,505 583,112
Northland Power, Inc. 10,100 211,559
Onex Corp.(a) 3,725 235,712
Power Financial Corp.(a) 1,827 49,159
Quebecor, Inc., Class B(a) 12,202 311,404
Seven Generations Energy Ltd., Class
A*(a) 55,652 362,999
Teck Resources Ltd., Class B(a) 19,008 329,645
INVESTMENTS SHARES VALUE
Canada - 4.4% (continued)
Thomson Reuters Corp.(a) 1,934 $ 138,346
TMX Group Ltd.(a) 697 60,358
Tourmaline Oil Corp.(a) 41,166 482,497
10,373,302
—
China - 0.0%(c)
Yangzijiang Shipbuilding Holdings Ltd.
(2)(d) 104,900 87,441
Denmark - 0.8%
Carlsberg A/S, Class B(2)(a) 2,342 349,511
Danske Bank A/S(2)(a) 2,195 35,511
Novo Nordisk A/S, Class B(2)(a) 929 53,834
Orsted A/S(2)(a)(b) 5,117 529,368
Pandora A/S(2) 13,304 578,574
Rockwool International A/S, Class
B(2)(a) 355 84,180
Vestas Wind Systems A/S(2)(a) 2,049 206,962
1,837,940
—
Finland - 0.6%
Fortum OYJ(2)(a) 26,362 650,705
Kesko OYJ, Class B(2) 6,081 430,437
Neste OYJ(2)(a) 9,684 337,013
1,418,155
—
France - 3.0%
Air France-KLM(2)*(a) 29,086 324,481
AXA SA(2)(a) 31,939 902,476
BNP Paribas SA(2)(a) 10,228 607,933
Electricite de France SA(2)(a) 41,949 468,079
Engie SA(2)(a) 100,865 1,633,844
Eutelsat Communications SA(2)(a) 19,767 322,079
Peugeot SA(2)(a) 60,648 1,460,232
Publicis Groupe SA(2)(a) 1,365 61,891
Societe Generale SA(2)(a) 23,153 807,993
Suez(2)(d) 28,454 431,171
7,020,179
—
Germany - 3.0%
adidas AG(2)(a) 968 315,101
Allianz SE (Registered)(2)(a) 2,125 520,684
Bayer AG (Registered)(2)(a) 2,162 175,763
Deutsche Lufthansa AG (Registered)
(2)(a) 24,520 450,450
Freenet AG(2)(a) 13,859 317,359
Hannover Rueck SE(2)(a) 4,794 924,355
HeidelbergCement AG(2)(a) 6,618 480,896
Henkel AG & Co. KGaA (Preference)
(2)(a) 3,918 404,731
HOCHTIEF AG(2)(a) 2,585 329,112
HUGO BOSS AG(2)(a) 1,415 68,492
METRO AG(2)(a) 14,565 234,368
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered)(2)(a) 1,750 516,413
ProSiebenSat.1 Media SE(2)(a) 44,187 687,689
Rheinmetall AG(2)(a) 484 55,496
Schaeffler AG (Preference)(2)(a) 196 2,116

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Germany - 3.0% (continued)
Volkswagen AG (Preference)(2)(a) 8,155 $ 1,605,218
7,088,243
—
Italy - 3.0%
A2A SpA(2) 259,681 487,640
Assicurazioni Generali SpA(2)(a) 82,193 1,696,858
BPER Banca(2) 32,825 165,160
Enel SpA(2)(a) 216,432 1,719,298
Eni SpA(2)(a) 22,672 352,124
Hera SpA(2) 87,850 384,787
Italgas SpA(2) 18,971 115,983
Leonardo SpA(2)(a) 2,554 29,952
Poste Italiane SpA(2)(b) 94,525 1,074,076
Snam SpA(2)(a) 51,361 270,046
Terna Rete Elettrica Nazionale SpA(2)
(a) 17,469 116,831
UniCredit SpA(2)(a) 12,659 185,036
Unipol Gruppo SpA(2) 66,402 381,218
6,979,009
—
Japan - 16.8%
AGC, Inc.(2)(a) 18,700 668,674
Alfresa Holdings Corp.(2)(a) 1,000 20,315
Amada Holdings Co. Ltd.(2)(a) 5,200 59,144
Astellas Pharma, Inc.(2)(a) 11,300 192,891
Bandai Namco Holdings, Inc.(2)(a) 7,200 437,992
Brother Industries Ltd.(2)(a) 6,300 130,115
Central Japan Railway Co.(2)(a) 3,200 643,420
Chubu Electric Power Co., Inc.(2)(a)
(d) 73,200 1,034,744
Citizen Watch Co. Ltd.(2) 25,600 139,420
Electric Power Development Co. Ltd.
(2)(d) 3,200 77,672
Fujitsu Ltd.(2)(a) 5,500 517,307
Fukuoka Financial Group, Inc.(2) 40,200 768,064
GungHo Online Entertainment, Inc.
(2)(a) 4,390 93,004
Haseko Corp.(2) 39,600 531,584
Hino Motors Ltd.(2)(a) 7,300 77,201
Hitachi High-Technologies Corp.(2)(a) 3,200 226,622
Hitachi Ltd.(2)(a) 24,300 1,025,357
Idemitsu Kosan Co. Ltd.(2)(a) 47,800 1,320,796
Inpex Corp.(2)(a) 120,400 1,247,311
ITOCHU Corp.(2)(a) 74,700 1,731,299
Japan Airlines Co. Ltd.(2)(a) 10,400 323,813
JFE Holdings, Inc.(2)(a) 42,700 547,902
JTEKT Corp.(2)(a) 11,700 138,213
JXTG Holdings, Inc.(2)(a) 626,400 2,842,967
Kajima Corp.(2)(a) 39,300 522,501
Kaken Pharmaceutical Co. Ltd.(2) 1,400 77,246
Kamigumi Co. Ltd.(2)(a) 9,100 200,035
KDDI Corp.(2)(a) 47,500 1,417,228
Kyocera Corp.(2)(a) 2,600 177,205
Kyushu Railway Co.(2)(a) 13,000 435,209
Mabuchi Motor Co. Ltd.(2)(a) 6,700 252,962
Marubeni Corp.(2)(a) 214,600 1,585,545
Mazda Motor Corp.(2)(a) 12,700 108,222
Medipal Holdings Corp.(2)(a) 11,300 249,395
INVESTMENTS SHARES VALUE
Japan - 16.8% (continued)
Mitsubishi Chemical Holdings Corp.
(2)(a) 50,900 $ 379,265
Mitsubishi Corp.(2)(a) 7,200 190,738
Mitsubishi Electric Corp.(2)(a) 12,800 174,281
Mitsubishi Heavy Industries Ltd.(2)(a) 1,500 58,165
Mitsubishi Logistics Corp.(2)(a) 1,100 28,613
Mitsubishi Materials Corp.(2)(a) 3,000 81,419
Mitsubishi UFJ Financial Group, Inc.
(2)(a) 49,200 265,992
Mitsubishi UFJ Lease & Finance Co.
Ltd.(2)(a) 7,600 48,926
Mitsui & Co. Ltd.(2)(a) 50,400 895,886
Mitsui Chemicals, Inc.(2)(a) 13,300 323,979
Mixi, Inc.(2)(a) 12,700 240,784
MS&AD Insurance Group Holdings,
Inc.(2)(a) 9,200 303,680
Nexon Co. Ltd.(2)*(a) 40,500 537,244
NGK Insulators Ltd.(2)(a) 3,900 67,845
Nippon Express Co. Ltd.(2)(a) 1,500 87,929
Nippon Steel Corp.(2)(a) 52,900 797,358
Nippon Telegraph & Telephone Corp.
(2)(a) 63,600 1,607,407
NSK Ltd.(2)(a) 4,000 37,813
Obayashi Corp.(2)(a) 86,600 961,837
ORIX Corp.(2)(a) 30,500 505,427
Osaka Gas Co. Ltd.(2) 9,400 179,758
Resona Holdings, Inc.(2)(a) 249,000 1,085,274
Sankyo Co. Ltd.(2) 4,400 146,136
Sawai Pharmaceutical Co. Ltd.(2) 3,000 190,062
Sekisui House Ltd.(2)(a) 15,100 322,458
Shimamura Co. Ltd.(2)(a) 400 30,410
Shimizu Corp.(2)(a) 46,100 469,612
Shinsei Bank Ltd.(2) 44,000 671,317
Shionogi & Co. Ltd.(2)(a) 400 24,745
Showa Denko KK(2)(a) 32,300 851,283
Sojitz Corp.(2)(a) 191,000 615,612
Sumitomo Chemical Co. Ltd.(2)(a) 41,000 186,163
Sumitomo Corp.(2)(a) 70,100 1,041,219
Sumitomo Dainippon Pharma Co. Ltd.
(2)(a) 2,000 38,750
Sumitomo Electric Industries Ltd.(2)
(a) 1,500 22,527
Sumitomo Heavy Industries Ltd.(2)(a) 9,600 272,686
Sumitomo Mitsui Financial Group, Inc.
(2)(a) 16,600 613,127
Sumitomo Mitsui Trust Holdings, Inc.
(2)(a) 15,800 624,589
Taiheiyo Cement Corp.(2)(a) 20,200 592,933
Taisei Corp.(2)(a) 800 33,137
Teijin Ltd.(2)(a) 35,400 661,348
Toho Gas Co. Ltd.(2) 500 20,416
Tohoku Electric Power Co., Inc.(2) 2,200 21,810
Tokyo Electric Power Co. Holdings,
Inc.(2)* 228,300 977,251
Tokyo Gas Co. Ltd.(2)(a) 28,100 682,799
Toppan Printing Co. Ltd.(2)(a) 17,700 365,651
Tosoh Corp.(2)(a) 39,900 614,691
Toyo Seikan Group Holdings Ltd.(2)
(a) 5,900 101,564
Toyota Boshoku Corp.(2)(a) 2,100 33,720

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Japan - 16.8% (continued)
Toyota Tsusho Corp.(2)(a) 3,200 $ 112,408
West Japan Railway Co.(2)(a) 6,600 570,858
Yamada Denki Co. Ltd.(2)(a) 8,700 46,162
Yokohama Rubber Co. Ltd. (The)(2)
(a) 1,800 34,911
39,671,350
—
Netherlands - 1.9%
ASM International NV(2)(a) 2,705 305,320
ASR Nederland NV(2) 4,815 180,445
Koninklijke Ahold Delhaize NV(2)(a) 69,254 1,736,363
NN Group NV(2)(a) 32,730 1,244,486
Randstad NV(2)(a) 14,645 897,375
Signify NV(2)(a)(b) 4,439 138,935
4,502,924
—
Norway - 0.4%
Leroy Seafood Group ASA(2)(a) 18,671 124,293
Mowi ASA(2)(a) 26,571 690,870
Salmar ASA(2)(a) 4,402 225,586
1,040,749
—
Russia - 0.0%(c)
Evraz plc(2) 4,242 22,715
Singapore - 0.4%
ComfortDelGro Corp. Ltd.(2) 224,700 397,586
Genting Singapore Ltd.(2) 89,000 60,946
SATS Ltd.(2) 31,100 117,064
Venture Corp. Ltd.(2)(d) 14,000 168,893
Wilmar International Ltd.(2) 52,400 160,538
905,027
—
Spain - 2.3%
Acciona SA(2) 946 99,743
Banco Bilbao Vizcaya Argentaria
SA(2)(a) 139,420 782,750
Banco de Sabadell SA(2) 30,000 35,127
Enagas SA(2) 40,433 1,032,749
Endesa SA(2)(a) 40,324 1,076,842
Iberdrola SA(2)(a) 99,442 1,024,806
Red Electrica Corp. SA(2)(a) 10,844 218,504
Repsol SA(2)(a) 48,059 755,015
Telefonica SA(2)(a) 43,937 307,256
5,332,792
—
Sweden - 0.7%
Axfood AB(2) 8,626 192,101
Boliden AB(2)*(a) 4,375 116,194
Hennes & Mauritz AB, Class B(2)(a) 1,922 39,204
ICA Gruppen AB(2)(a) 9,094 424,799
Skanska AB, Class B(2)(a) 1,590 35,968
SKF AB, Class B(2)(a) 2,929 59,301
SSAB AB, Class A(2)(a) 81,312 285,710
Volvo AB, Class B(2)(a) 27,399 458,692
1,611,969
—
INVESTMENTS SHARES VALUE
Switzerland - 2.2%
Adecco Group AG (Registered)(2)(a) 4,349 $ 274,954
Helvetia Holding AG (Registered)(2) 2,822 398,605
Novartis AG (Registered)(2)(a) 2,019 191,178
Roche Holding AG(2)(a) 5,409 1,757,939
Sonova Holding AG (Registered)(2)(a) 758 173,285
Swiss Life Holding AG (Registered)
(2)(a) 3,462 1,736,783
Swisscom AG (Registered)(2)(a) 874 462,675
Zurich Insurance Group AG(2)(a) 539 221,098
5,216,517
—
United Kingdom - 4.0%
Aggreko plc(2)(a) 20,733 228,953
Babcock International Group plc(2)(a) 41,848 349,220
Barratt Developments plc(2)(a) 46,888 464,259
Bellway plc(2) 9,868 498,064
Berkeley Group Holdings plc(2)(a) 6,628 426,667
Britvic plc(2)(a) 6,626 79,410
BT Group plc(2)(a) 179,612 457,686
Dialog Semiconductor plc(2)*(a) 12,269 623,108
GVC Holdings plc(2)(d) 4,067 47,687
Hays plc(2)(a) 55,926 134,504
Howden Joinery Group plc(2)(a) 24,718 220,219
Janus Henderson Group plc(a) 2,865 70,049
John Wood Group plc(2)(a) 17,033 90,338
Meggitt plc(2)(a) 5,114 44,543
Micro Focus International plc(2)(a) 23,418 328,686
Moneysupermarket.com Group plc(2)
(a) 37,667 165,352
National Grid plc(2)(a) 95,612 1,194,879
Pennon Group plc(2)(d) 45,120 611,994
Persimmon plc(2)(a) 5,078 181,382
Petrofac Ltd.(2)(a) 52,224 266,288
Playtech plc(2)(a) 7,647 40,201
Royal Mail plc(2)(a) 152,347 458,178
Taylor Wimpey plc(2)(a) 106,268 272,479
Unilever NV(2)(a) 20,690 1,187,414
United Utilities Group plc(2) 76,598 958,540
WH Smith plc(2)(a) 1,664 57,348
9,457,448
—
United States - 56.6%
Aaron's, Inc.(a) 6,121 349,570
AbbVie, Inc.(d) 13,831 1,224,597
Accenture plc, Class A(a) 253 53,274
Activision Blizzard, Inc.(a)(d) 1,534 91,150
Acuity Brands, Inc.(a)(d) 5,432 749,616
Adobe, Inc.*(a) 303 99,932
Adtalem Global Education, Inc.*(a) 577 20,178
Agilent Technologies, Inc.(a) 1,026 87,528
Air Lease Corp.(d) 4,582 217,737
Akamai Technologies, Inc.*(a) 6,937 599,218
Alexion Pharmaceuticals, Inc.*(a) 7,254 784,520
Alliance Data Systems Corp.(a) 4,262 478,196
Allison Transmission Holdings, Inc.(a) 663 32,036
Alphabet, Inc., Class A*(a) 590 790,240
AMC Networks, Inc., Class A*(d) 6,877 271,642
Amdocs Ltd.(a) 2,788 201,266
AMERCO(d) 54 20,294

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - 56.6% (continued)
American Eagle Outfitters, Inc.(a) 29,334 $ 431,210
American Water Works Co., Inc.(d) 2,211 271,621
Ameriprise Financial, Inc.(a)(d) 5,399 899,365
AmerisourceBergen Corp.(a) 2,748 233,635
Amgen, Inc.(a)(d) 4,330 1,043,833
ANSYS, Inc.*(a) 1,213 312,238
Anthem, Inc.(a) 1,436 433,715
Apergy Corp.*(a) 8,834 298,413
Apple, Inc.(d) 691 202,912
Applied Materials, Inc.(a) 4,571 279,014
Arrow Electronics, Inc.*(d) 7,538 638,770
Aspen Technology, Inc.*(a) 1,968 237,990
Assured Guaranty Ltd.(d) 19,385 950,253
AT&T, Inc.(d) 9,347 365,281
Athene Holding Ltd., Class A*(d) 36,325 1,708,365
AutoNation, Inc.*(d) 6,644 323,098
AutoZone, Inc.*(d) 397 472,950
Avnet, Inc.(a) 10,184 432,209
AXA Equitable Holdings, Inc.(d) 50,345 1,247,549
Bausch Health Cos., Inc.*(a) 13,064 391,050
Baxter International, Inc.(a) 1,837 153,610
Best Buy Co., Inc.(d) 5,968 523,990
Biogen, Inc.*(a)(d) 5,465 1,621,629
Bio-Rad Laboratories, Inc., Class
A*(d) 1,065 394,082
Bio-Techne Corp.(d) 1,318 289,314
Booking Holdings, Inc.*(a)(d) 479 983,737
Booz Allen Hamilton Holding Corp.(a) 4,703 334,524
Boston Beer Co., Inc. (The), Class
A*(d) 3,183 1,202,697
Boyd Gaming Corp.(d) 691 20,689
Brighthouse Financial, Inc.* 21,378 838,659
Brinker International, Inc.(d) 2,512 105,504
Bristol-Myers Squibb Co.(a) 10,052 645,238
BRP, Inc. 10,889 496,087
Bruker Corp.(d) 1,706 86,955
Brunswick Corp.(d) 3,082 184,858
Burlington Stores, Inc.*(d) 204 46,518
Cabot Oil & Gas Corp.(a) 35,261 613,894
CACI International, Inc., Class A*(a) 3,097 774,219
Cadence Design Systems, Inc.*(a) 10,346 717,599
Callon Petroleum Co.*(d) 169,312 817,777
Capital One Financial Corp.(a)(d) 10,101 1,039,494
Capri Holdings Ltd.*(d) 1,990 75,919
Carlisle Cos., Inc.(a) 1,462 236,610
Carnival Corp.(d) 2,730 138,766
Cars.com, Inc.*(d) 16,989 207,606
Carter's, Inc.(d) 6,954 760,350
Casey's General Stores, Inc.(d) 1,786 283,956
CDW Corp.(a) 8,302 1,185,858
Charles River Laboratories
International, Inc.*(a)(d) 11,439 1,747,423
Chemed Corp.(a) 243 106,740
Chevron Corp.(a) 5,278 636,052
Churchill Downs, Inc.(a) 1,149 157,643
Ciena Corp.*(a) 13,291 567,393
Cimarex Energy Co.(a)(d) 8,098 425,064
Cinemark Holdings, Inc.(d) 2,325 78,701
Cirrus Logic, Inc.* 14,442 1,190,165
Citrix Systems, Inc.(a) 532 58,999
INVESTMENTS SHARES VALUE
United States - 56.6% (continued)
CNX Resources Corp.*(a)(d) 37,490 $ 331,787
Columbia Sportswear Co.(d) 3,059 306,481
Comcast Corp., Class A(a)(d) 8,057 362,323
ConocoPhillips(a) 8,330 541,700
Cooper Cos., Inc. (The)(d) 1,362 437,597
Costco Wholesale Corp.(d) 2,167 636,925
Cracker Barrel Old Country Store,
Inc.(d) 917 140,980
Crane Co.(a) 387 33,429
Cummins, Inc.(d) 2,599 465,117
Curtiss-Wright Corp.(a) 6,674 940,300
Dana, Inc.(a)(d) 19,266 350,641
Danaher Corp.(a) 4,167 639,551
Darden Restaurants, Inc.(a) 2,510 273,615
Deckers Outdoor Corp.* 9,300 1,570,398
Delphi Technologies plc*(a) 22,111 283,684
Deluxe Corp.(a) 7,601 379,442
Dick's Sporting Goods, Inc.(d) 12,900 638,421
Dillard's, Inc., Class A(a)(d) 10,278 755,227
Discover Financial Services(d) 1,426 120,953
Discovery, Inc., Class A*(d) 1,912 62,599
Dollar General Corp.(a) 2,022 315,392
DXC Technology Co.(d) 4,787 179,943
Eaton Corp. plc(a) 4,821 456,645
eBay, Inc.(d) 11,371 410,607
EchoStar Corp., Class A*(d) 1,209 52,362
Edwards Lifesciences Corp.*(a) 2,359 550,331
Electronic Arts, Inc.*(a) 7,087 761,923
Eli Lilly & Co.(a)(d) 4,181 549,509
EMCOR Group, Inc.(a) 1,314 113,398
EOG Resources, Inc.(a) 2,463 206,301
EPAM Systems, Inc.*(d) 536 113,718
Estee Lauder Cos., Inc. (The), Class
A(a) 5,821 1,202,269
Everest Re Group Ltd.(d) 2,877 796,469
Exelixis, Inc.*(d) 25,712 453,045
Facebook, Inc., Class A*(a) 8,410 1,726,153
Fair Isaac Corp.*(a) 1,000 374,680
Federated Investors, Inc., Class B(d) 10,143 330,560
Foot Locker, Inc.(a)(d) 16,083 627,076
Fortinet, Inc.*(a) 7,158 764,188
Gap, Inc. (The)(d) 24,906 440,338
Gilead Sciences, Inc.(d) 8,228 534,655
Globus Medical, Inc., Class A*(a) 8,378 493,297
Goldman Sachs Group, Inc. (The)(a) 3,109 714,852
GrafTech International Ltd.(d) 13,055 151,699
Graham Holdings Co., Class B(a) 791 505,441
Halliburton Co.(a) 22,723 556,032
Hanesbrands, Inc.(d) 26,619 395,292
Hasbro, Inc.(d) 975 102,970
HCA Healthcare, Inc.(a) 706 104,354
Helen of Troy Ltd.*(d) 438 78,748
Herman Miller, Inc.(a)(d) 9,528 396,841
Hewlett Packard Enterprise Co.(a) 7,398 117,332
Hill-Rom Holdings, Inc.(a) 3,263 370,448
HollyFrontier Corp.(a) 23,350 1,184,079
Horizon Therapeutics plc*(d) 716 25,919
Hubbell, Inc.(a)(d) 227 33,555
Humana, Inc.(a) 396 145,142

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - 56.6% (continued)
Huntington Ingalls Industries, Inc.(a)
(d) 6,782 $ 1,701,468
IAC/InterActiveCorp*(d) 3,207 798,896
Incyte Corp.*(a) 739 64,529
Ingredion, Inc.(a)(d) 1,811 168,332
Intel Corp.(a)(d) 13,564 811,805
International Business Machines
Corp.(d) 5,154 690,842
International Paper Co.(d) 11,706 539,061
Intuit, Inc.(a) 1,612 422,231
IQVIA Holdings, Inc.*(d) 5,433 839,453
ITT, Inc.(a)(d) 3,169 234,221
j2 Global, Inc.(a)(d) 7,661 717,912
Jabil, Inc. 18,889 780,682
Jacobs Engineering Group, Inc.(d) 2,951 265,088
Jazz Pharmaceuticals plc*(a) 10,016 1,495,188
KBR, Inc.(a) 1,727 52,674
Keysight Technologies, Inc.*(d) 3,587 368,134
KLA Corp.(d) 513 91,401
Kohl's Corp.(d) 5,459 278,136
Kroger Co. (The)(a)(d) 56,645 1,642,139
Laboratory Corp. of America
Holdings*(a) 5,351 905,229
Lam Research Corp.(a) 3,043 889,773
Lear Corp.(a)(d) 1,372 188,238
Lennar Corp., Class A(a)(d) 5,464 304,837
Ligand Pharmaceuticals, Inc.*(d) 1,515 157,999
Lockheed Martin Corp.(a) 734 285,805
LogMeIn, Inc.(a) 1,392 119,350
LPL Financial Holdings, Inc.(a) 1,018 93,911
Lululemon Athletica, Inc.*(d) 4,262 987,378
Macy's, Inc.(d) 55,266 939,522
Manhattan Associates, Inc.*(a) 4,215 336,146
ManpowerGroup, Inc.(a)(d) 13,937 1,353,283
Marathon Oil Corp.(d) 30,271 411,080
Marathon Petroleum Corp.(a) 8,209 494,592
Masimo Corp.*(d) 3,090 488,405
MasTec, Inc.*(a) 620 39,779
Matador Resources Co.*(a)(d) 11,285 202,791
Match Group, Inc.*(a)(d) 9,017 740,386
MAXIMUS, Inc.(a) 3,303 245,710
McKesson Corp.(a) 4,784 661,723
Medtronic plc(a)(d) 3,121 354,077
Merck & Co., Inc.(a) 10,300 936,785
Micron Technology, Inc.*(a)(d) 28,721 1,544,615
Microsoft Corp.(a) 5,168 814,994
MKS Instruments, Inc.(a)(d) 3,404 374,474
Molina Healthcare, Inc.*(d) 407 55,226
Molson Coors Brewing Co., Class
B(d) 10,200 549,780
Morgan Stanley(a) 3,103 158,625
MSA Safety, Inc.(a) 980 123,833
MSCI, Inc.(a) 292 75,389
Murphy Oil Corp.(a)(d) 11,516 308,629
Murphy USA, Inc.*(a)(d) 4,709 550,953
Mylan NV*(a)(d) 33,342 670,174
NIKE, Inc., Class B(a) 972 98,473
Nordstrom, Inc.(a)(d) 4,647 190,202
Northrop Grumman Corp.(a) 653 224,612
NorthWestern Corp.(d) 2,656 190,356
INVESTMENTS SHARES VALUE
United States - 56.6% (continued)
Norwegian Cruise Line Holdings
Ltd.*(a) 9,463 $ 552,734
Nu Skin Enterprises, Inc., Class A(a) 20,188 827,304
NuVasive, Inc.*(a)(d) 5,421 419,260
nVent Electric plc(a)(d) 4,392 112,347
Oasis Petroleum, Inc.*(d) 59,848 195,104
ON Semiconductor Corp.*(a) 28,056 684,005
OneMain Holdings, Inc.(a) 9,061 381,921
Oracle Corp.(a) 2,485 131,655
Oshkosh Corp.(a)(d) 3,829 362,415
Packaging Corp. of America(d) 2,635 295,094
Patterson-UTI Energy, Inc.(a)(d) 14,568 152,964
Paycom Software, Inc.*(a)(d) 352 93,196
Penske Automotive Group, Inc.(d) 3,937 197,716
Phillips 66(a)(d) 9,587 1,068,088
Pilgrim's Pride Corp.*(a) 23,721 776,033
Polaris, Inc.(d) 2,302 234,113
Popular, Inc. 2,308 135,595
PRA Health Sciences, Inc.*(d) 4,133 459,383
PulteGroup, Inc.(d) 43,789 1,699,013
PVH Corp.(a)(d) 4,886 513,763
Qorvo, Inc.*(a) 2,350 273,141
Quanta Services, Inc.(a) 13,800 561,798
Ralph Lauren Corp.(d) 3,340 391,515
Regal Beloit Corp.(a) 7,555 646,784
Regeneron Pharmaceuticals, Inc.*(a)
(d) 2,103 789,634
Reinsurance Group of America, Inc.
(d) 1,164 189,802
Reliance Steel & Aluminum Co.(a) 1,003 120,119
Robert Half International, Inc.(d) 13,955 881,258
Ross Stores, Inc.(a) 2,919 339,830
Sally Beauty Holdings, Inc.*(d) 20,691 377,611
Santander Consumer USA Holdings,
Inc.(d) 8,581 200,538
Seagate Technology plc(a)(d) 14,042 835,499
Silgan Holdings, Inc.(a)(d) 7,928 246,402
Skechers U.S.A., Inc., Class A*(a) 23,578 1,018,334
Skyworks Solutions, Inc.(a)(d) 8,968 1,084,052
Snap-on, Inc.(d) 2,295 388,773
Sonoco Products Co.(d) 479 29,564
Southwestern Energy Co.*(d) 194,477 470,634
Spirit AeroSystems Holdings, Inc.,
Class A(a) 10,658 776,755
Sprouts Farmers Market, Inc.* 22,689 439,032
SS&C Technologies Holdings, Inc.(d) 611 37,515
Steel Dynamics, Inc.(a) 6,683 227,489
STERIS plc(a)(d) 2,205 336,086
Stifel Financial Corp.(d) 2,571 155,931
Stryker Corp.(a) 2,175 456,620
Synaptics, Inc.*(d) 836 54,984
Synchrony Financial(a)(d) 25,539 919,659
SYNNEX Corp.(d) 1,230 158,424
Synopsys, Inc.*(a) 1,976 275,059
Target Corp.(a) 13,433 1,722,245
TE Connectivity Ltd.(a) 527 50,508
TEGNA, Inc.(a) 53,766 897,355
Teledyne Technologies, Inc.*(a)(d) 4,435 1,536,905
Teradyne, Inc.(d) 3,267 222,777
Textron, Inc.(a) 13,424 598,710

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - 56.6% (continued)
Thermo Fisher Scientific, Inc.(d) 2,494 $ 810,226
Timken Co. (The)(a) 606 34,124
TJX Cos., Inc. (The)(a)(d) 11,856 723,927
T-Mobile US, Inc.*(a) 736 57,717
Toll Brothers, Inc.(d) 11,301 446,503
TRI Pointe Group, Inc.* 13,665 212,901
Tyson Foods, Inc., Class A(a)(d) 7,730 703,739
United Therapeutics Corp.*(d) 3,269 287,934
Universal Health Services, Inc., Class
B(d) 5,110 733,081
Unum Group 1,649 48,085
Urban Outfitters, Inc.*(d) 9,967 276,784
Valero Energy Corp.(a) 10,177 953,076
Varian Medical Systems, Inc.*(a) 1,429 202,932
VeriSign, Inc.*(a) 3,829 737,772
Verizon Communications, Inc.(a) 5,938 364,593
Vertex Pharmaceuticals, Inc.*(d) 92 20,143
VF Corp.(a) 3,064 305,358
ViacomCBS, Inc.(d) 748 31,394
Vishay Intertechnology, Inc.(d) 27,430 583,985
VMware, Inc., Class A*(d) 1,145 173,800
Voya Financial, Inc.(a) 4,914 299,656
Walgreens Boots Alliance, Inc.(a)(d) 6,077 358,300
Walmart, Inc.(a)(d) 6,865 815,837
Walt Disney Co. (The)(d) 1,563 226,057
Waste Management, Inc.(a) 4,110 468,376
Werner Enterprises, Inc.(a)(d) 2,893 105,276
West Pharmaceutical Services, Inc.(a) 2,203 331,177
Whirlpool Corp.(d) 1,745 257,440
Williams-Sonoma, Inc.(a)(d) 12,313 904,267
Woodward, Inc.(a)(d) 4,517 534,993
World Fuel Services Corp.(a) 1,073 46,590
WPX Energy, Inc.*(a) 9,910 136,163
Xerox Holdings Corp.(a) 24,985 921,197
Zebra Technologies Corp., Class A*(a) 2,612 667,209
Zimmer Biomet Holdings, Inc.(a) 3,641 544,985
Zoetis, Inc.(a) 2,446 323,728
133,281,213
—
TOTAL COMMON STOCKS
(Cost $198,461,397) 244,355,214
SHORT-TERM INVESTMENTS - 70.5%
INVESTMENT COMPANIES - 40.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(e)(f) 6,635,050 6,635,050
Limited Purpose Cash Investment
Fund, 1.61%(e) 87,427,766 87,427,766
TOTAL INVESTMENT COMPANIES
(Cost $94,047,843) 94,062,816
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 30.5%
U.S. Treasury Bills
2.06%, 1/2/2020(2)(g) $ 694,000 694,000
2.10%, 1/9/2020(2)(g) 6,110,000 6,108,329
2.03%, 1/23/2020(2)(g) 171,000 170,853
2.06%, 1/30/2020(2)(g) 13,493,000 13,477,729
1.97%, 2/6/2020(2)(g) 12,848,000 12,829,388
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 30.5% (continued)
1.91%, 2/13/2020(2)(g) $ 16,695,000 $ 16,666,027
1.86%, 2/20/2020(2)(g) 6,352,000 6,338,902
1.86%, 2/27/2020(2)(g)(h) 15,698,000 15,661,127
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $71,911,105) 71,946,355
TOTAL SHORT-TERM INVESTMENTS
(Cost $165,958,948) 166,009,171
TOTAL LONG POSITIONS
(Cost $364,420,345) 410,364,385
SHARES
SHORT POSITIONS - (86.2)%
COMMON STOCKS - (86.2)%
Australia - (2.4)%
Afterpay Ltd.(2)* (34,447) (709,015)
AMP Ltd.(2) (408,013) (548,858)
APA Group(2) (91,644) (713,397)
Atlas Arteria Ltd.(2) (34,954) (192,193)
Challenger Ltd.(2) (112,628) (640,913)
Commonwealth Bank of Australia(2) (2,418) (135,645)
Domino's Pizza Enterprises Ltd.(2) (4,164) (153,052)
Insurance Australia Group Ltd.(2) (70,685) (379,799)
Medibank Pvt Ltd.(2) (168,181) (372,726)
Oil Search Ltd.(2) (30,389) (154,955)
QBE Insurance Group Ltd.(2) (56,514) (510,687)
Ramsay Health Care Ltd.(2) (1,058) (53,829)
SEEK Ltd.(2) (24,336) (385,183)
Suncorp Group Ltd.(2) (4,465) (40,559)
Tabcorp Holdings Ltd.(2) (9,054) (28,784)
Treasury Wine Estates Ltd.(2) (20,201) (230,105)
Viva Energy Group Ltd.(2)(b) (26,943) (36,301)
Washington H Soul Pattinson & Co.
Ltd.(2) (6,093) (91,919)
WiseTech Global Ltd.(2) (10,263) (168,541)
Worley Ltd.(2) (6,629) (71,610)
(5,618,071)
—
Belgium - (0.7)%
Anheuser-Busch InBev SA/NV(2) (6,227) (509,994)
Telenet Group Holding NV(2) (5,134) (230,789)
Umicore SA(2) (17,975) (875,994)
(1,616,777)
—
Brazil - 0.0%(c)
Yamana Gold, Inc. (9,150) (36,218)
Canada - (4.0)%
Agnico Eagle Mines Ltd. (9,612) (592,020)
Alamos Gold, Inc., Class A (9,880) (59,574)
AltaGas Ltd. (15,481) (235,812)
Barrick Gold Corp. (42,914) (797,108)
BlackBerry Ltd.* (47,252) (303,842)
Bombardier, Inc., Class B* (168,968) (251,133)
Cameco Corp. (24,612) (218,723)
Canada Goose Holdings, Inc.* (19,816) (717,377)
CCL Industries, Inc., Class B (7,405) (315,463)
Cenovus Energy, Inc. (12,474) (126,801)
Dollarama, Inc. (1,531) (52,619)
Finning International, Inc. (8,653) (168,589)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Canada - (4.0)% (continued)
Franco-Nevada Corp. (6,099) $ (629,791)
Gildan Activewear, Inc. (1,513) (44,730)
Inter Pipeline Ltd. (31,014) (538,336)
Methanex Corp. (3,440) (132,853)
Pan American Silver Corp. (11,506) (272,554)
Parkland Fuel Corp. (6,441) (236,649)
PrairieSky Royalty Ltd. (19,768) (231,848)
Restaurant Brands International, Inc. (5,490) (349,977)
Shopify, Inc., Class A* (1,418) (563,793)
SNC-Lavalin Group, Inc. (51,092) (1,178,394)
Vermilion Energy, Inc. (1,865) (30,491)
West Fraser Timber Co. Ltd. (16,672) (735,414)
Wheaton Precious Metals Corp. (18,295) (544,391)
WSP Global, Inc. (1,666) (113,761)
(9,442,043)
—
Chile - (0.2)%
Lundin Mining Corp. (83,076) (496,454)
Colombia - (0.1)%
Millicom International Cellular SA,
SDR(2) (5,754) (276,330)
Denmark - (0.4)%
AP Moller - Maersk A/S, Class B(2) (204) (294,337)
Chr Hansen Holding A/S(2) (6,081) (483,409)
FLSmidth & Co. A/S(2) (4,295) (171,279)
(949,025)
—
France - (2.1)%
BioMerieux(2) (371) (33,076)
Bollore SA(2) (22,695) (99,175)
Bollore SA(2)* (232) (987)
Cie Plastic Omnium SA(2) (1,195) (33,557)
Edenred(2) (11,579) (600,076)
Elior Group SA(2)(b) (1,870) (27,546)
Iliad SA(2) (6,247) (812,560)
Imerys SA(2) (9,193) (390,223)
Ipsen SA(2) (646) (57,343)
JCDecaux SA(2) (4,826) (149,114)
LVMH Moet Hennessy Louis Vuitton
SE(2) (69) (32,151)
Natixis SA(2) (4,528) (20,170)
Orpea(2) (3,934) (504,713)
Remy Cointreau SA(2) (2,203) (270,753)
SEB SA(2) (1,959) (291,358)
Ubisoft Entertainment SA(2)* (4,749) (329,026)
Valeo SA(2) (15,470) (548,308)
Worldline SA(2)*(b) (9,305) (659,640)
(4,859,776)
—
Germany - (2.8)%
1&1 Drillisch AG(2) (6,588) (168,255)
CECONOMY AG(2)* (14,765) (89,258)
Commerzbank AG(2) (43,227) (266,971)
Delivery Hero SE(2)*(b) (3,870) (306,733)
Deutsche Bank AG (Registered)(2) (371,177) (2,876,073)
GEA Group AG(2) (5,779) (191,282)
LANXESS AG(2) (1,331) (89,368)
Nemetschek SE(2) (2,107) (138,806)
INVESTMENTS SHARES VALUE
Germany - (2.8)% (continued)
RWE AG(2) (18,833) $ (577,080)
Sartorius AG (Preference)(2) (1,751) (374,297)
Telefonica Deutschland Holding AG(2) (94,278) (273,492)
thyssenkrupp AG(2) (49,829) (669,558)
United Internet AG (Registered)(2) (14,788) (484,296)
Zalando SE(2)*(b) (2,176) (109,736)
(6,615,205)
—
Ghana - (0.2)%
Kosmos Energy Ltd. (73,969) (421,623)
Italy - (1.4)%
Davide Campari-Milano SpA(2) (105,919) (967,813)
Ferrari NV(2) (2,598) (431,361)
FinecoBank Banca Fineco SpA(2) (93,622) (1,123,072)
Freni Brembo SpA(2) (40,617) (504,287)
Infrastrutture Wireless Italiane SpA(2)
(b) (2,883) (28,216)
Pirelli & C SpA(2)(b) (43,995) (253,925)
Prysmian SpA(2) (1,022) (24,670)
Saipem SpA(2)* (15,707) (76,818)
(3,410,162)
—
Japan - (17.0)%
Advantest Corp.(2) (5,600) (315,830)
Aeon Co. Ltd.(2) (56,400) (1,163,892)
Asahi Intecc Co. Ltd.(2) (31,000) (907,718)
Asics Corp.(2) (48,900) (811,321)
Bank of Kyoto Ltd. (The)(2) (600) (25,585)
Benesse Holdings, Inc.(2) (1,800) (47,313)
Coca-Cola Bottlers Japan Holdings,
Inc.(2) (15,700) (401,140)
Cosmos Pharmaceutical Corp.(2) (1,800) (373,164)
Credit Saison Co. Ltd.(2) (24,400) (423,188)
CyberAgent, Inc.(2) (40,900) (1,424,783)
Daifuku Co. Ltd.(2) (9,800) (592,262)
Dentsu Group, Inc.(2) (5,100) (175,725)
Disco Corp.(2) (3,100) (727,958)
Eisai Co. Ltd.(2) (4,700) (351,682)
FamilyMart Co. Ltd.(2) (44,500) (1,065,762)
Fancl Corp.(2) (1,200) (31,949)
FANUC Corp.(2) (3,000) (553,995)
Fast Retailing Co. Ltd.(2) (100) (59,407)
Fuji Electric Co. Ltd.(2) (1,800) (54,679)
GMO Payment Gateway, Inc.(2) (1,400) (95,874)
Hisamitsu Pharmaceutical Co., Inc.(2) (700) (34,091)
Hitachi Metals Ltd.(2) (11,100) (163,389)
Hoshizaki Corp.(2) (1,600) (142,656)
Ibiden Co. Ltd.(2) (900) (21,427)
IHI Corp.(2) (6,200) (145,086)
Isetan Mitsukoshi Holdings Ltd.(2) (22,300) (200,248)
Izumi Co. Ltd.(2) (4,100) (147,676)
J Front Retailing Co. Ltd.(2) (5,900) (82,289)
Japan Airport Terminal Co. Ltd.(2) (6,400) (355,105)
JGC Holdings Corp.(2) (13,600) (216,458)
Kansai Paint Co. Ltd.(2) (4,600) (112,374)
Keikyu Corp.(2) (6,600) (127,241)
Keio Corp.(2) (500) (30,255)
Kikkoman Corp.(2) (14,600) (714,740)
Kintetsu Group Holdings Co. Ltd.(2) (1,700) (92,208)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Japan - (17.0)% (continued)
Kobayashi Pharmaceutical Co. Ltd.(2) (1,800) $ (152,462)
Kobe Bussan Co. Ltd.(2) (2,300) (79,130)
Koito Manufacturing Co. Ltd.(2) (2,900) (134,287)
Kose Corp.(2) (6,600) (962,042)
Kyushu Electric Power Co., Inc.(2) (7,600) (65,937)
Lawson, Inc.(2) (2,900) (164,612)
LINE Corp.(2)* (6,100) (299,707)
LIXIL Group Corp.(2) (5,700) (98,364)
Makita Corp.(2) (6,100) (210,663)
Marui Group Co. Ltd.(2) (5,000) (121,913)
Matsumotokiyoshi Holdings Co. Ltd.
(2) (700) (27,100)
Mercari, Inc.(2)* (23,300) (476,345)
MINEBEA MITSUMI, Inc.(2) (8,400) (173,512)
MISUMI Group, Inc.(2) (24,000) (594,003)
Mitsubishi Motors Corp.(2) (15,700) (65,442)
MonotaRO Co. Ltd.(2) (54,600) (1,453,505)
Murata Manufacturing Co. Ltd.(2) (1,100) (67,703)
Nabtesco Corp.(2) (5,800) (170,908)
Nidec Corp.(2) (20,300) (2,772,650)
Nifco, Inc.(2) (2,000) (54,618)
Nintendo Co. Ltd.(2) (800) (319,968)
Nippon Paint Holdings Co. Ltd.(2) (2,100) (108,112)
Nippon Yusen KK(2) (4,700) (84,711)
Nisshin Seifun Group, Inc.(2) (1,500) (26,171)
Olympus Corp.(2) (19,600) (302,089)
Ono Pharmaceutical Co. Ltd.(2) (5,800) (132,416)
Oriental Land Co. Ltd.(2) (1,000) (136,441)
Pan Pacific International Holdings
Corp.(2) (28,400) (471,192)
Panasonic Corp.(2) (2,800) (26,262)
Park24 Co. Ltd.(2) (27,000) (661,123)
PeptiDream, Inc.(2)* (7,600) (388,385)
Persol Holdings Co. Ltd.(2) (44,100) (826,485)
Pigeon Corp.(2) (22,600) (827,526)
Pola Orbis Holdings, Inc.(2) (11,800) (281,065)
Rakuten, Inc.(2) (32,900) (281,071)
Recruit Holdings Co. Ltd.(2) (4,900) (183,531)
Renesas Electronics Corp.(2)* (122,100) (834,181)
Rinnai Corp.(2) (300) (23,445)
Rohm Co. Ltd.(2) (2,600) (207,452)
Ryohin Keikaku Co. Ltd.(2) (70,100) (1,633,774)
SCREEN Holdings Co. Ltd.(2) (10,700) (729,728)
Seiko Epson Corp.(2) (3,600) (54,356)
Sharp Corp.(2) (20,900) (319,404)
Shimadzu Corp.(2) (9,400) (293,968)
Shiseido Co. Ltd.(2) (13,400) (951,534)
SoftBank Group Corp.(2) (17,100) (742,432)
Sony Financial Holdings, Inc.(2) (12,700) (304,862)
Sosei Group Corp.(2)* (5,500) (109,218)
Sundrug Co. Ltd.(2) (1,000) (36,182)
Suzuki Motor Corp.(2) (8,600) (358,981)
Sysmex Corp.(2) (9,500) (646,807)
T&D Holdings, Inc.(2) (13,900) (175,775)
Taiyo Nippon Sanso Corp.(2) (3,400) (75,255)
Takeda Pharmaceutical Co. Ltd.(2) (20,800) (822,686)
THK Co. Ltd.(2) (3,700) (99,339)
Tokyo Electron Ltd.(2) (900) (196,497)
Toshiba Corp.(2) (27,000) (916,427)
TOTO Ltd.(2) (12,400) (523,616)
INVESTMENTS SHARES VALUE
Japan - (17.0)% (continued)
Trend Micro, Inc.(2) (600) $ (30,702)
Tsuruha Holdings, Inc.(2) (2,500) (320,995)
Unicharm Corp.(2) (23,100) (780,023)
USS Co. Ltd.(2) (2,300) (43,478)
Welcia Holdings Co. Ltd.(2) (3,400) (216,000)
Yakult Honsha Co. Ltd.(2) (13,500) (744,019)
Yamato Holdings Co. Ltd.(2) (51,200) (872,939)
Yaskawa Electric Corp.(2) (37,600) (1,416,430)
Yokogawa Electric Corp.(2) (9,100) (159,806)
(40,030,232)
—
Luxembourg - (0.4)%
ArcelorMittal SA(2) (36,714) (646,889)
Tenaris SA(2) (17,989) (203,814)
(850,703)
—
Netherlands - (1.5)%
Adyen NV(2)*(b) (2,254) (1,854,132)
Akzo Nobel NV(2) (1,088) (111,111)
Boskalis Westminster(2) (16,791) (430,258)
Koninklijke DSM NV(2) (351) (45,892)
OCI NV(2)* (18,006) (381,218)
SBM Offshore NV(2) (12,181) (227,578)
Takeaway.com NV(2)*(b) (4,174) (385,829)
(3,436,018)
—
Norway - (0.3)%
Norsk Hydro ASA(2) (165,720) (616,249)
Panama - (0.2)%
Copa Holdings SA, Class A (4,516) (488,089)
Singapore - (0.4)%
City Developments Ltd.(2) (9,700) (78,947)
Singapore Telecommunications Ltd.
(2) (362,900) (909,833)
(988,780)
—
Spain - (1.4)%
Bankia SA(2) (73,451) (157,270)
Cellnex Telecom SA(2)(b) (46,906) (2,023,320)
Ferrovial SA(2) (34,577) (1,047,585)
Grifols SA(2) (2,491) (88,011)
Industria de Diseno Textil SA(2) (2,676) (94,571)
(3,410,757)
—
Sweden - (0.6)%
Autoliv, Inc. (2,907) (245,380)
BillerudKorsnas AB(2) (1,691) (19,982)
Hexpol AB(2) (25,787) (253,422)
Saab AB, Class B(2) (5,523) (185,216)
Svenska Cellulosa AB SCA, Class
B(2) (36,026) (365,326)
Swedish Match AB(2) (4,897) (252,277)
(1,321,603)
—

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Switzerland - (1.5)%
ABB Ltd. (Registered)(2) (28,103) $ (677,932)
Credit Suisse Group AG (Registered)
(2)* (27,984) (378,279)
Dufry AG (Registered)(2)* (2,577) (255,539)
Glencore plc(2)* (155,427) (483,956)
Idorsia Ltd.(2)* (9,776) (302,266)
Lonza Group AG (Registered)(2)* (276) (100,687)
OC Oerlikon Corp. AG (Registered)(2) (8,127) (95,239)
Sika AG (Registered)(2) (109) (20,470)
STMicroelectronics NV(2) (1,909) (51,506)
Temenos AG (Registered)(2)* (7,442) (1,177,244)
UBS Group AG (Registered)(2)* (7,807) (98,520)
(3,641,638)
—
United Arab Emirates - (0.3)%
NMC Health plc(2) (31,163) (730,130)
United Kingdom - (2.9)%
Ashtead Group plc(2) (1,288) (41,183)
B&M European Value Retail SA(2) (3,830) (20,782)
British American Tobacco plc(2) (8,505) (361,480)
Bunzl plc(2) (2,119) (57,956)
Capita plc(2)* (35,766) (77,898)
CNH Industrial NV(2) (112,822) (1,238,774)
ConvaTec Group plc(2)(b) (55,514) (146,098)
easyJet plc(2) (55,694) (1,049,100)
Hargreaves Lansdown plc(2) (10,087) (258,744)
Hiscox Ltd.(2) (20,512) (387,190)
Liberty Global plc, Class C* (23,158) (504,729)
Mondi plc(2) (8,874) (208,088)
Ocado Group plc(2)* (8,271) (140,334)
Prudential plc(2) (63,442) (1,215,589)
Reckitt Benckiser Group plc(2) (938) (76,192)
RSA Insurance Group plc(2) (5,631) (42,203)
Signature Aviation plc(2) (8,881) (37,337)
Standard Chartered plc(2) (6,737) (63,483)
Standard Life Aberdeen plc(2) (32,999) (143,566)
Virgin Money UK plc(2) (89,563) (223,592)
Vodafone Group plc(2) (126,523) (245,629)
Weir Group plc (The)(2) (9,381) (187,620)
(6,727,567)
—
United States - (45.1)%
2U, Inc.* (4,274) (102,533)
Acadia Healthcare Co., Inc.* (11,854) (393,790)
Adient plc* (33,839) (719,079)
Advanced Micro Devices, Inc.* (11,278) (517,209)
AES Corp. (33,542) (667,486)
Agios Pharmaceuticals, Inc.* (21,804) (1,041,141)
Albemarle Corp. (10,418) (760,931)
Alcoa Corp.* (43,486) (935,384)
Alkermes plc* (4,191) (85,496)
Allegheny Technologies, Inc.* (18,039) (372,686)
Alnylam Pharmaceuticals, Inc.* (5,218) (600,957)
Alteryx, Inc., Class A* (3,142) (314,420)
Altice USA, Inc., Class A* (38,935) (1,064,483)
Altria Group, Inc. (8,600) (429,226)
American Airlines Group, Inc. (13,604) (390,163)
American International Group, Inc. (6,891) (353,715)
Antero Resources Corp.* (33,779) (96,270)
INVESTMENTS SHARES VALUE
United States - (45.1)% (continued)
AO Smith Corp. (4,147) $ (197,563)
Apache Corp. (78,923) (2,019,640)
Aptiv plc (4,510) (428,315)
Arista Networks, Inc.* (1,475) (300,015)
Atlassian Corp. plc, Class A* (4,504) (542,011)
Avalara, Inc.* (5,240) (383,830)
Avanos Medical, Inc.* (3,820) (128,734)
Axalta Coating Systems Ltd.* (3,212) (97,645)
Axon Enterprise, Inc.* (7,430) (544,470)
Baker Hughes Co. (25,921) (664,355)
Ball Corp. (24,062) (1,556,090)
BancorpSouth Bank (736) (23,118)
Bank OZK (7,363) (224,608)
Berry Global Group, Inc.* (566) (26,879)
BGC Partners, Inc., Class A (50,064) (297,380)
BioMarin Pharmaceutical, Inc.* (776) (65,611)
Bluebird Bio, Inc.* (16,413) (1,440,241)
Brink's Co. (The) (2,649) (240,211)
Carpenter Technology Corp. (597) (29,719)
Carvana Co.* (18,652) (1,716,917)
Cboe Global Markets, Inc. (688) (82,560)
CenterPoint Energy, Inc. (35,629) (971,603)
CenturyLink, Inc. (81,695) (1,079,191)
Charles Schwab Corp. (The) (8,364) (397,792)
Chemours Co. (The) (18,399) (332,838)
Cheniere Energy, Inc.* (64,990) (3,968,938)
Citizens Financial Group, Inc. (1,635) (66,397)
CNO Financial Group, Inc. (11,196) (202,983)
Cognex Corp. (1,738) (97,398)
Coherent, Inc.* (323) (53,731)
Comerica, Inc. (423) (30,350)
CommScope Holding Co., Inc.* (21,067) (298,941)
CommVault Systems, Inc.* (2,350) (104,904)
Compass Minerals International, Inc. (3,122) (190,317)
Concho Resources, Inc. (5,785) (506,592)
Core Laboratories NV (4,725) (177,991)
Coupa Software, Inc.* (3,860) (564,525)
Covetrus, Inc.* (40,554) (535,313)
Cree, Inc.* (6,543) (301,959)
CSX Corp. (486) (35,167)
Cullen/Frost Bankers, Inc. (1,874) (183,240)
Dell Technologies, Inc., Class C* (631) (32,427)
Devon Energy Corp. (18,007) (467,642)
DexCom, Inc.* (1,972) (431,355)
Dominion Energy, Inc. (2,902) (240,344)
Dycom Industries, Inc.* (4,272) (201,425)
Eagle Materials, Inc. (360) (32,638)
Edgewell Personal Care Co.* (5,154) (159,568)
Edison International (18,325) (1,381,888)
Element Solutions, Inc.* (52,683) (615,337)
Energizer Holdings, Inc. (2,903) (145,789)
EQT Corp. (72,240) (787,416)
Equifax, Inc. (1,931) (270,572)
Equitrans Midstream Corp. (112,927) (1,508,705)
Erie Indemnity Co., Class A (1,267) (210,322)
Exact Sciences Corp.* (2,129) (196,890)
FedEx Corp. (7,647) (1,156,303)
FireEye, Inc.* (30,213) (499,421)
First Horizon National Corp. (7,083) (117,294)
Five Below, Inc.* (843) (107,786)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - (45.1)% (continued)
Floor & Decor Holdings, Inc., Class A* (7,923) $ (402,568)
Fluor Corp. (55,049) (1,039,325)
FNB Corp. (3,869) (49,136)
Freeport-McMoRan, Inc. (179,958) (2,361,048)
General Electric Co. (112,085) (1,250,869)
GoDaddy, Inc., Class A* (864) (58,683)
Granite Construction, Inc. (11,955) (330,795)
Green Dot Corp., Class A* (4,327) (100,819)
Grubhub, Inc.* (13,963) (679,160)
Hain Celestial Group, Inc. (The)* (24,271) (629,954)
Hancock Whitney Corp. (557) (24,441)
Harley-Davidson, Inc. (8,815) (327,830)
Healthcare Services Group, Inc. (21,255) (516,922)
HealthEquity, Inc.* (15,963) (1,182,379)
Hess Corp. (29,514) (1,971,830)
Home BancShares, Inc. (9,849) (193,631)
Howard Hughes Corp. (The)* (2,410) (305,588)
IAA, Inc.* (13,243) (623,216)
Illumina, Inc.* (1,619) (537,087)
Insperity, Inc. (8,707) (749,150)
Insulet Corp.* (1,914) (327,677)
InterDigital, Inc. (5,970) (325,305)
International Flavors & Fragrances,
Inc. (2,114) (272,748)
International Game Technology plc (53,785) (805,161)
James Hardie Industries plc,
CHESS(2) (3,204) (62,620)
Kemper Corp. (624) (48,360)
Kennametal, Inc. (897) (33,090)
Kirby Corp.* (566) (50,674)
Kraft Heinz Co. (The) (40,363) (1,296,863)
Lions Gate Entertainment Corp.,
Class A* (33,162) (353,507)
LiveRamp Holdings, Inc.* (8,836) (424,747)
Lumentum Holdings, Inc.* (5,931) (470,328)
Macquarie Infrastructure Corp. (5,899) (252,713)
Madison Square Garden Co. (The),
Class A* (1,197) (352,145)
Marvell Technology Group Ltd. (8,006) (212,639)
Mattel, Inc.* (49,310) (668,151)
Mercury General Corp. (724) (35,281)
MongoDB, Inc.* (4,400) (579,084)
Mosaic Co. (The) (9,022) (195,236)
National Fuel Gas Co. (32,694) (1,521,579)
National Oilwell Varco, Inc. (19,705) (493,610)
NCR Corp.* (829) (29,148)
Nektar Therapeutics* (82,463) (1,779,964)
Netflix, Inc.* (4,685) (1,515,925)
Newell Brands, Inc. (50,497) (970,552)
News Corp., Class A (24,633) (348,311)
Nielsen Holdings plc (51,806) (1,051,662)
NiSource, Inc. (33,994) (946,393)
Noble Energy, Inc. (16,356) (406,283)
NOW, Inc.* (10,712) (120,403)
NRG Energy, Inc. (31,173) (1,239,127)
Nutanix, Inc., Class A* (8,492) (265,460)
Occidental Petroleum Corp. (45,097) (1,858,447)
Oceaneering International, Inc.* (3,721) (55,480)
O-I Glass, Inc. (65,448) (780,795)
Okta, Inc.* (767) (88,489)
INVESTMENTS SHARES VALUE
United States - (45.1)% (continued)
Olin Corp. (3,836) $ (66,171)
Ollie's Bargain Outlet Holdings, Inc.* (22,161) (1,447,335)
PacWest Bancorp (10,115) (387,101)
Papa John's International, Inc. (346) (21,850)
Parsley Energy, Inc., Class A (2,707) (51,189)
Penumbra, Inc.* (1,170) (192,196)
Philip Morris International, Inc. (4,483) (381,458)
Pluralsight, Inc., Class A* (33,115) (569,909)
PNM Resources, Inc. (855) (43,357)
Pure Storage, Inc., Class A* (75,573) (1,293,054)
QEP Resources, Inc. (130,988) (589,446)
QIAGEN NV(2)* (12,497) (425,814)
Range Resources Corp. (132,412) (642,198)
Regions Financial Corp. (11,108) (190,613)
Resideo Technologies, Inc.* (4,580) (54,639)
RingCentral, Inc., Class A* (274) (46,216)
Roku, Inc.* (8,021) (1,074,012)
Sage Therapeutics, Inc.* (13,353) (963,953)
Schlumberger Ltd. (46,233) (1,858,567)
Scientific Games Corp.* (25,036) (670,464)
Sealed Air Corp. (8,733) (347,835)
ServiceMaster Global Holdings, Inc.* (16,826) (650,493)
Signet Jewelers Ltd. (6,440) (140,006)
Six Flags Entertainment Corp. (6,774) (305,575)
SLM Corp. (8,192) (72,991)
Smartsheet, Inc., Class A* (8,390) (376,879)
Snap, Inc., Class A* (50,220) (820,093)
Square, Inc., Class A* (10,302) (644,493)
Stericycle, Inc.* (5,038) (321,475)
Sterling Bancorp (7,557) (159,302)
SVB Financial Group* (124) (31,129)
Switch, Inc., Class A (10,109) (149,815)
Synovus Financial Corp. (847) (33,202)
Targa Resources Corp. (35,786) (1,461,142)
Tenet Healthcare Corp.* (14,707) (559,307)
Teradata Corp.* (5,601) (149,939)
Tesla, Inc.* (3,723) (1,557,443)
Texas Capital Bancshares, Inc.* (3,283) (186,376)
Thor Industries, Inc. (5,797) (430,659)
Transocean Ltd.* (116,376) (800,667)
TreeHouse Foods, Inc.* (3,239) (157,092)
Trex Co., Inc.* (11,214) (1,007,914)
Trinity Industries, Inc. (17,899) (396,463)
Tupperware Brands Corp. (7,727) (66,298)
Twilio, Inc., Class A* (10,028) (985,552)
Ubiquiti, Inc. (1,477) (279,123)
UGI Corp. (3,061) (138,235)
Umpqua Holdings Corp. (7,369) (130,431)
Univar Solutions, Inc.* (35,504) (860,617)
Universal Display Corp. (1,672) (344,549)
Valaris plc (80,603) (528,756)
Valley National Bancorp (8,329) (95,367)
Valvoline, Inc. (6,848) (146,616)
Virtu Financial, Inc., Class A (16,688) (266,841)
Visteon Corp.* (5,577) (482,912)
Vistra Energy Corp. (1,720) (39,543)
Wayfair, Inc., Class A* (10,946) (989,190)
Webster Financial Corp. (2,284) (121,874)
Western Digital Corp. (10,463) (664,087)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - (45.1)% (continued)
Westinghouse Air Brake Technologies
Corp. (4,395) $ (341,931)
Williams Cos., Inc. (The) (51,395) (1,219,089)
Workday, Inc., Class A* (219) (36,015)
World Wrestling Entertainment, Inc.,
Class A (12,530) (812,821)
WW International, Inc.* (6,328) (241,793)
Wynn Resorts Ltd. (2,374) (329,677)
XPO Logistics, Inc.* (4,492) (358,012)
Zayo Group Holdings, Inc.* (47,045) (1,630,109)
Zendesk, Inc.* (7,064) (541,314)
Zillow Group, Inc., Class C* (11,972) (549,994)
Zscaler, Inc.* (3,493) (162,425)
(106,183,564)
—
Zambia - (0.3)%
First Quantum Minerals Ltd. (76,714) (778,040)
TOTAL COMMON STOCKS
(Proceeds$(222,684,733)) (202,945,054)
TOTAL SHORT POSITIONS
(Proceeds $(222,684,733)) (202,945,054)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.0%
(Cost $141,735,612) 207,419,331
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.0%(i) 28,114,235
NET ASSETS - 100.0% $235,533,566
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,761,937) (1.2) %
Consumer Discretionary 10,726,085 4.6
Consumer Staples 1,292,118 0.5
Energy (4,781,846) (2.0)
Financials 17,032,973 7.2
Health Care 12,096,131 5.1
Industrials 1,378,385 0.6
Information Technology 6,168,051 2.6
Materials (8,960,058) (3.8)
Real Estate (384,535) (0.2)
Utilities 9,604,793 4.1
Short-Term Investments 166,009,171 70.5
Total Investments In Securities
At Value 207,419,331 88.0
Other Assets in Excess of
Liabilities(i) 28,114,235 12.0
Net Assets
$ 235,533,566 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $165,131,492.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $(3,623,170), which represents approximately (1.54)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $53,984,889.
(e) Represents 7-day effective yield as of December 31, 2019.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
Written Call Option Contracts (Premium Style) as of December 31, 2019:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 8 EUR (299,612) EUR 3,600.00 1/17/2020 $ (13,236)
EURO STOXX 50 Index JPMS 4 EUR (149,806) EUR 3,675.00 1/17/2020 (3,711)
FTSE 100 Index JPMS 3 GBP (226,273) GBP 7,350.00 1/17/2020 (9,100)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 24,000.00 2/14/2020 (5,246)
S&P 500 Index JPMS 12 USD (3,876,936) USD 3,080.00 1/17/2020 (191,699)
S&P 500 Index JPMS 6 USD (1,938,468) USD 3,090.00 1/17/2020 (81,000)
S&P 500 Index JPMS 3 USD (969,234) USD 3,155.00 2/21/2020 (34,320)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,160.00 2/21/2020 (53,900)
S&P 500 Index JPMS 10 USD (3,230,780) USD 3,190.00 1/17/2020 (54,980)
S&P 500 Index JPMS 12 USD (3,876,936) USD 3,190.00 2/21/2020 (99,240)
(546,432)
Written Put Option Contracts (Premium Style) as of December 31, 2019:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 26 EUR (973,739) EUR 3,600.00 1/17/2020 $ (2,741)
EURO STOXX 50 Index JPMS 4 EUR (149,806) EUR 3,625.00 1/17/2020 (534)
EURO STOXX 50 Index JPMS 25 EUR (936,288) EUR 3,650.00 1/17/2020 (4,291)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 22,625.00 2/14/2020 (2,945)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,000.00 2/14/2020 (4,326)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,125.00 1/10/2020 (1,123)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,375.00 1/10/2020 (2,025)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,375.00 2/14/2020 (6,166)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,500.00 1/10/2020 (2,669)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,625.00 2/14/2020 (8,007)
Nikkei 225 Index JPMS 1 JPY (23,656,620) JPY 23,750.00 1/10/2020 (2,393)
S&P 500 Index JPMS 9 USD (2,907,702) USD 2,985.00 2/21/2020 (13,167)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,025.00 2/21/2020 (9,040)
S&P 500 Index JPMS 3 USD (969,234) USD 3,030.00 2/21/2020 (5,520)
S&P 500 Index JPMS 12 USD (3,876,936) USD 3,045.00 2/21/2020 (24,360)
S&P 500 Index JPMS 8 USD (2,584,624) USD 3,070.00 2/21/2020 (20,056)
S&P 500 Index JPMS 11 USD (3,553,858) USD 3,080.00 2/21/2020 (26,950)
S&P 500 Index JPMS 10 USD (3,230,780) USD 3,105.00 1/17/2020 (7,100)
S&P 500 Index JPMS 19 USD (6,138,482) USD 3,115.00 2/21/2020 (57,095)
S&P 500 Index JPMS 10 USD (3,230,780) USD 3,125.00 1/17/2020 (8,480)
S&P 500 Index JPMS 9 USD (2,907,702) USD 3,145.00 1/17/2020 (10,404)
S&P 500 Index JPMS 11 USD (3,553,858) USD 3,155.00 2/21/2020 (38,555)
S&P 500 Index JPMS 9 USD (2,907,702) USD 3,170.00 1/17/2020 (12,600)
(270,547)
Total Written Option Contracts (Premium Style) (Premiums Received ($734,944)) $ (816,979)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10 Year
Bond March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 03/20/2020 CAD (48,805,400) $ 673,778
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/20/2020 CHF 3,787,920 22,245
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MSCS 03/20/2020 CHF 14,941,240 129,927
MSCI Italy Net
Return Index
Decreases in
total return of
reference entity
and pays the
Euro Interbank
Offered Rate
(“EURIBOR”)
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly BANA 03/20/2020 EUR 2,193,681 41,995
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.02%)
Increases in
total return of
reference entity
Monthly BANA 03/20/2020 EUR 6,460,933 191,430
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the London
Interbank
Offered Rate
(“LIBOR”)
plus or minus
a specified
spread (-0.22%)
Increases in
total return of
reference entity
Monthly BANA 03/20/2020 CHF 2,242,053 52,000
1,111,375
Hang Seng Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination JPMC 01/30/2020 HKD (5,654,000) (6,375)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and pays
the Australian
Bank-Bill Swap
Reference
Rate (“BBR”)
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly BANA 03/20/2020 AUD 720,761 $ (2,009)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the Canadian
Bankers’
Acceptance Rate
("BA") plus or
minus a specified
spread (-0.70%) Monthly BANA 03/18/2020 CAD (1,190,016) (6,105)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the EURIBOR
plus or minus a
specified spread
(-0.23%) Monthly BANA 03/18/2020 EUR (2,565,999) (60,294)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly BANA 03/20/2020 EUR 115 (1)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the EURIBOR
plus or minus a
specified spread
(-0.16%) Monthly BANA 03/18/2020 EUR (1,119,707) (21,587)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the Stockholm
Interbank Offered
Rate (“STIBOR”)
plus or minus a
specified spread
(-0.26%) Monthly BANA 03/18/2020 SEK (31,450,037) (81,488)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.19%)
Increases in
total return of
reference entity
Monthly BANA 03/20/2020 GBP 12,547 $ (144)
(178,003)
$ 933,372
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 145 1/2020 EUR $ 15,497,446 $ (117,738)
Australia 10 Year Bond 504 3/2020 AUD 50,561,719 (963,848)
Australia 3 Year Bond 60 3/2020 AUD 4,842,650 (30,762)
DJIA CBOT E-Mini Index 9 3/2020 USD 1,282,860 10,410
EURO STOXX 50 Index 1,389 3/2020 EUR 58,099,360 (168,445)
Euro-Bund 739 3/2020 EUR 141,325,348 (2,162,471)
FTSE 100 Index 56 3/2020 GBP 5,562,578 (3,012)
FTSE/MIB Index 95 3/2020 EUR 12,473,024 (39,338)
Japan 10 Year Bond 3 3/2020 JPY 4,201,739 718
MSCI EAFE E-Mini Index 2 3/2020 USD 203,650 (468)
NASDAQ 100 E-Mini Index 17 3/2020 USD 2,975,765 49,868
Nikkei 225 Index 5 3/2020 JPY 1,087,847 14,596
Russell 2000 E-Mini Index 29 3/2020 USD 2,422,370 26,730
S&P Midcap 400 E-Mini Index 5 3/2020 USD 1,032,400 9,133
S&P/TSX 60 Index 55 3/2020 CAD 8,576,027 (15,484)
SPI 200 Index 205 3/2020 AUD 23,747,482 (648,339)
U.S. Treasury 10 Year Note 163 3/2020 USD 20,932,766 (25,107)
U.S. Treasury 2 Year Note 10 3/2020 USD 2,155,000 274
U.S. Treasury 5 Year Note 5 3/2020 USD 593,047 (262)
U.S. Treasury Long Bond 2 3/2020 USD 311,813 (5,046)
U.S. Treasury Ultra Bond 1 3/2020 USD 181,656 (3,523)
(4,072,114)
Short Contracts
Amsterdam Exchange Index (72) 1/2020 EUR (9,766,274) 39,844
CAC 40 10 Euro Index (374) 1/2020 EUR (25,045,093) 3,124
Hang Seng Index (47) 1/2020 HKD (8,525,660) (82,206)
OMXS30 Index (264) 1/2020 SEK (4,983,991) 57,189
Canada 10 Year Bond (404) 3/2020 CAD (42,772,261) 771,514
DAX Index (29) 3/2020 EUR (10,772,484) 50,500
Euro-Bobl (9) 3/2020 EUR (1,349,035) 6,043
Euro-BTP (21) 3/2020 EUR (3,355,745) 3,382
Euro-OAT (4) 3/2020 EUR (730,316) 10,695
Euro-Schatz (117) 3/2020 EUR (14,686,289) 8,871
Long Gilt (615) 3/2020 GBP (107,025,956) 1,147,022
S&P 500 E-Mini Index (273) 3/2020 USD (44,104,515) (621,490)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
TOPIX Index (15) 3/2020 JPY $ (2,375,869) $ 5,923
1,400,411
$ (2,671,703)
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 40,962,500 USD 28,068,514 CITI 3/18/2020 $ 730,477
AUD 40,962,500 USD 28,068,549 JPMC 3/18/2020 730,443
CAD 38,225,511 USD 28,902,430 CITI 3/18/2020 542,468
CAD 38,225,489 USD 28,902,450 JPMC 3/18/2020 542,428
CHF 12,133,504 USD 12,364,934 CITI 3/18/2020 239,519
CHF 12,133,496 USD 12,364,942 JPMC 3/18/2020 239,503
DKK 21,500 USD 3,226 CITI 3/18/2020 18
DKK 21,500 USD 3,226 JPMC 3/18/2020 18
EUR 13,803,000 USD 15,405,012 CITI 3/18/2020 150,967
EUR 13,803,000 USD 15,405,031 JPMC 3/18/2020 150,946
GBP 32,885,510 USD 42,814,873 CITI 3/18/2020 835,627
GBP 32,885,490 USD 42,814,901 JPMC 3/18/2020 835,573
JPY 1,396,940,752 USD 12,892,874 CITI 3/18/2020 18,974
JPY 1,396,940,748 USD 12,892,890 JPMC 3/18/2020 18,959
NOK 44,120,500 USD 4,911,152 CITI 3/18/2020 115,492
NOK 44,120,500 USD 4,911,158 JPMC 3/18/2020 115,487
NZD 35,165,005 USD 22,787,164 CITI 3/18/2020 911,673
NZD 35,164,995 USD 22,787,186 JPMC 3/18/2020 911,648
SEK 26,402,497 USD 2,785,521 CITI 3/18/2020 43,582
SEK 26,402,503 USD 2,785,525 JPMC 3/18/2020 43,578
SGD 209,000 USD 154,008 CITI 3/18/2020 1,501
SGD 209,000 USD 154,009 JPMC 3/18/2020 1,501
USD 283,897 GBP 211,500 CITI 3/18/2020 3,163
USD 283,896 GBP 211,500 JPMC 3/18/2020 3,163
USD 2,348,773 JPY 253,418,752 CITI 3/18/2020 6,437
USD 2,348,770 JPY 253,418,752 JPMC 3/18/2020 6,435
USD 73,493 NZD 109,000 CITI 3/18/2020 35
USD 73,493 NZD 109,000 JPMC 3/18/2020 35
USD 1,191,065 SEK 11,087,200 CITI 3/18/2020 3,040
USD 1,191,063 SEK 11,087,200 JPMC 3/18/2020 3,038
Total unrealized appreciation 7,205,728
GBP 143,500 USD 193,165 CITI 3/18/2020 (2,690)
GBP 143,500 USD 193,165 JPMC 3/18/2020 (2,691)
JPY 1,338,555,752 USD 12,405,894 CITI 3/18/2020 (33,695)
JPY 1,338,555,748 USD 12,405,909 JPMC 3/18/2020 (33,710)
SEK 1,994,500 USD 214,349 CITI 3/18/2020 (632)
SEK 1,994,500 USD 214,350 JPMC 3/18/2020 (634)
USD 23,044,970 AUD 33,566,488 CITI 3/18/2020 (554,201)
USD 23,044,957 AUD 33,566,512 JPMC 3/18/2020 (554,229)
USD 5,071,666 CAD 6,703,508 CITI 3/18/2020 (92,009)
USD 5,071,647 CAD 6,703,492 JPMC 3/18/2020 (92,015)
USD 52,291,669 CHF 51,544,512 CITI 3/18/2020 (1,253,490)
USD 52,291,579 CHF 51,544,488 JPMC 3/18/2020 (1,253,555)
USD 645,357 DKK 4,318,500 CITI 3/18/2020 (6,280)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 645,356 DKK 4,318,500 JPMC 3/18/2020 $ (6,280)
USD 30,148,333 EUR 27,087,005 CITI 3/18/2020 (378,721)
USD 30,148,284 EUR 27,086,995 JPMC 3/18/2020 (378,758)
USD 9,685,371 GBP 7,436,003 CITI 3/18/2020 (184,788)
USD 9,685,352 GBP 7,435,997 JPMC 3/18/2020 (184,801)
USD 5,722,390 JPY 621,768,752 CITI 3/18/2020 (24,585)
USD 5,722,383 JPY 621,768,752 JPMC 3/18/2020 (24,593)
USD 13,002,116 NOK 119,090,495 CITI 3/18/2020 (565,855)
USD 13,002,101 NOK 119,090,505 JPMC 3/18/2020 (565,872)
USD 13,128,731 NZD 20,236,004 CITI 3/18/2020 (508,969)
USD 13,128,709 NZD 20,235,996 JPMC 3/18/2020 (508,985)
USD 4,746,080 SEK 44,678,798 CITI 3/18/2020 (41,381)
USD 4,746,075 SEK 44,678,802 JPMC 3/18/2020 (41,386)
USD 303,917 SGD 413,496 CITI 3/18/2020 (3,750)
USD 303,923 SGD 413,504 JPMC 3/18/2020 (3,751)
Total unrealized depreciation (7,302,306)
Net unrealized depreciation $ (96,578)
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (520,000) $ – $ (520,000)
Investment Companies 761,544 – 761,544
BARC
Cash – 9,782,454 9,782,454
CITI
Investment Companies 2,505,538 – 2,505,538
GSCO
Cash – 546,266 546,266
JPMC
Investment Companies 3,367,967 – 3,367,967
JPMS
Cash – 16,200,369 16,200,369
MLIN
Cash 2,070,000 – 2,070,000
MSCS
Cash (290,000) – (290,000)
U.S. Treasury Bills 2,314,551 – 2,314,551

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
LONG POSITIONS - 121.6%
COMMON STOCKS - 34.7%
Airlines - 0.0%(a)
Gol Linhas Aereas Inteligentes
SA, ADR (Brazil)*(b) 4,473 $ 80,827
Auto Components - 0.9%
Faurecia SE (France)(2)
2,138 116,067
Garrett Motion, Inc.
(Switzerland)* 17,428 174,106
Keihin Corp. (Japan)(2)
96,433 2,252,213
Showa Corp. (Japan)(2)
106,296 2,202,730
Veoneer, Inc. (Sweden)*
7,817 122,101
4,867,217
Automobiles - 0.3%
Fiat Chrysler Automobiles NV
(United Kingdom)(2) 50,939 755,249
Tesla, Inc.*(b)
2,363 988,514
1,743,763
Banks - 0.2%
Patriot National Bancorp, Inc.
17,287 220,582
PNBK Holdings LLC, Class
A(3)*(c)(d) 2,090,900 1,033,448
PNBK Holdings LLC, Class
B(3)*(c)(d) 3,218 –
1,254,030
Biotechnology - 1.9%
BioMarin Pharmaceutical,
Inc.*(b) 3,088 261,091
Cyclerion Therapeutics, Inc.*
14,842 40,370
Intrexon Corp.*(b)
34,184 187,328
Medicines Co. (The)*
113,347 9,627,694
10,116,483
Building Products - 0.0%(a)
Resideo Technologies, Inc.* 11,741 140,070
Capital Markets - 23.2%
Acamar Partners Acquisition
Corp., Class A*(b) 450,000 4,509,000
Act II Global Acquisition Corp.,
Class A*(b) 278,175 2,812,349
AMCI Acquisition Corp., Class
A(2)*(b) 210,000 2,121,000
Amplitude Healthcare Acquisition
Corp.(2)* 93,750 942,187
Apex Technology Acquisition
Corp., Class A(2)*(b) 80,000 790,400
B Riley Principal Merger Corp.,
Class A* 170,000 1,701,700
Big Rock Partners Acquisition
Corp.* 200,000 2,120,000
Boxwood Merger Corp., Class A*
34,251 349,018
CF Finance Acquisition Corp.,
Class A(2)* 300,000 3,069,000
CHP Merger Corp.*
250,000 2,542,500
INVESTMENTS SHARES VALUE
Capital Markets - 23.2% (continued)
Churchill Capital Corp. II, Class
A* 69,999 $ 722,838
CIIG Merger Corp.(2)*
125,000 1,265,000
Conyers Park II Acquisition
Corp., Class A(2)* 15,000 151,650
Crescent Acquisition Corp., Class
A(2)* 400,000 3,996,000
Diamond Eagle Acquisition
Corp., Class A* 120,000 1,284,000
DiamondPeak Holdings Corp.,
Class A* 459,999 4,576,990
Experience Investment Corp.,
Class A(2)* 199,998 1,949,981
FinServ Acquisition Corp.(2)*
200,000 2,030,000
FinTech Acquisition Corp. III,
Class A* 250,000 2,532,500
GigCapital2, Inc.(2)*
153,000 1,519,290
Gordon Pointe Acquisition Corp.
(2)* 245,960 2,599,797
Gores Metropoulos, Inc., Class
A(2)* 99,999 1,011,990
Graf Industrial Corp.*
66,000 672,540
Greenvision Acquisition Corp.
(China)* 170,000 1,671,100
GS Acquisition Holdings Corp.,
Class A* 64,280 709,008
GX Acquisition Corp., Class A*
400,000 4,004,000
Haymaker Acquisition Corp. II,
Class A*(b) 398,999 4,013,930
Healthcare Merger Corp.*
175,000 1,811,250
Hennessy Capital Acquisition
Corp. IV, Class A* 400,000 4,064,000
Insurance Acquisition Corp.,
Class A(2)* 220,000 2,195,600
Juniper Industrial Holdings, Inc.
(2)* 300,000 3,030,000
Landcadia Holdings II, Inc., Class
A(2)* 349,998 3,454,480
Legacy Acquisition Corp., Class
A* 100,000 1,027,000
Leisure Acquisition Corp.*
150,000 1,563,000
Leo Holdings Corp., Class A
(United Kingdom)(2)* 6,614 68,389
LGL Systems Acquisition Corp.*
28,750 292,963
Longevity Acquisition Corp.
(China)* 125,000 22,888
Megalith Financial Acquisition
Corp., Class A* 6,400 65,664
Merida Merger Corp. I*
150,000 1,459,500
Monocle Acquisition Corp.*
236,119 2,403,691
Mudrick Capital Acquisition
Corp., Class A(2)* 150,000 1,548,000
Nebula Acquisition Corp., Class
A* 69,998 737,779
New Providence Acquisition
Corp., Class A(2)* 200,000 1,972,000
Opes Acquisition Corp. (Mexico)
(2)* 100,000 1,052,000
Osprey Technology Acquisition
Corp.* 150,000 1,527,000

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Capital Markets - 23.2% (continued)
Pivotal Investment Corp. II, Class
A* 199,998 $ 1,987,980
Proficient Alpha Acquisition
Corp.* 80,000 805,600
PROMECAP Acquisition Co.
SAB de CV (Mexico)(3)*(c) 400,000 4,104,191
PropTech Acquisition Corp.(2)*
162,500 1,657,500
Replay Acquisition Corp.(2)*
230,000 2,304,600
RMG Acquisition Corp., Class A*
499,998 4,989,980
Schultze Special Purpose
Acquisition Corp.* 138,000 1,399,320
Software Acquisition Group, Inc.*
109,120 1,107,568
South Mountain Merger Corp.,
Class A* 300,000 2,961,000
Spartan Energy Acquisition
Corp., Class A* 89,998 915,100
Stable Road Acquisition Corp.*
125,000 1,286,250
Switchback Energy Acquisition
Corp., Class A(2)* 339,999 3,321,790
Tortoise Acquisition Corp., Class
A(2)* 415,588 4,139,256
Trine Acquisition Corp., Class A*
460,000 4,590,800
Tuscan Holdings Corp.*
320,000 3,187,200
Tuscan Holdings Corp. II*
190,000 1,873,400
VectoIQ Acquisition Corp.*
62,580 645,826
XP, Inc., Class A (Brazil)*
1,000 38,520
125,278,853
Chemicals - 0.3%
Corteva, Inc.
8,225 243,131
Dow, Inc.
4,562 249,678
Hitachi Chemical Co. Ltd.
(Japan)(2) 24,278 1,017,147
Livent Corp.*
36,260 310,023
1,819,979
Commercial Services & Supplies - 0.1%
IAA, Inc.* 6,119 287,960
Construction & Engineering - 0.1%
Arcosa, Inc.(b) 5,913 263,424
Diversified Consumer Services - 0.1%
frontdoor, Inc.* 5,343 253,365
Diversified Financial Services - 0.0%(a)
Rescap Liquidating Trust*(b) 125,811 114,488
Electrical Equipment - 0.0%(a)
nVent Electric plc 9,069 231,985
Electronic Equipment, Instruments & Components - 0.0%(a)
Arlo Technologies, Inc.*(b) 31,914 134,358
Energy Equipment & Services - 0.1%
Apergy Corp.*(b)
6,608 223,218
KLX Energy Services Holdings,
Inc.*(b) 8,271 53,266
276,484
Entertainment - 0.2%
Cineplex, Inc. (Canada) 48,215 1,256,846
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 0.1%
CorePoint Lodging, Inc.
1,263 $ 13,489
Industrial Logistics Properties
Trust 7,722 173,127
Retail Value, Inc.
6,915 254,472
441,088
Health Care Equipment & Supplies - 0.1%
Alcon, Inc. (Switzerland)*(b)
5,219 295,239
China Medical Technologies,
Inc., ADR (China)(3)*(c) 4,931 –
295,239
Health Care Providers & Services - 0.1%
Covetrus, Inc.*
4,602 60,747
Pennant Group, Inc. (The)*
14,746 487,650
548,397
Hotels, Restaurants & Leisure - 1.7%
Panera Bread Co., Class A(3)*(c)
(d) 10,533 160,899
Stars Group, Inc. (The)
(Canada)* 327,261 8,538,240
Wyndham Hotels & Resorts, Inc.
4,647 291,878
8,991,017
Insurance - 0.4%
Power Financial Corp. (Canada) 70,055 1,884,965
Interactive Media & Services - 1.6%
IAC/InterActiveCorp*
19,467 4,849,425
LINE Corp. (Japan)(2)*
77,947 3,829,711
8,679,136
Internet & Direct Marketing Retail - 0.3%
Booking Holdings, Inc.*(b)
256 525,755
Wayfair, Inc., Class A*(b)
12,251 1,107,123
1,632,878
IT Services - 0.0%(a)
Euronet Worldwide, Inc.*(b) 715 112,655
Life Sciences Tools & Services - 0.4%
Illumina, Inc.*(b) 6,295 2,088,303
Machinery - 0.0%(a)
Pentair plc 3,151 144,536
Media - 0.2%
Altice USA, Inc., Class A*(b)
11,683 319,413
Fox Corp., Class B
11,960 435,344
iHeartMedia, Inc., Class A*
3,276 55,364
News Corp., Class A
11 156
Sirius XM Holdings, Inc.(b)
221 1,580
811,857

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Metals & Mining - 0.5%
Continental Gold, Inc. (Canada)*
145,856 $ 600,924
Detour Gold Corp. (Canada)*
112,367 2,175,431
2,776,355
Oil, Gas & Consumable Fuels - 0.1%
Brooge Holdings Ltd.*
24,000 210,240
Equitrans Midstream Corp.
10,119 135,190
Quicksilver Resources, Inc.
(3)*(c)(d) 14,730 146,347
491,777
Personal Products - 0.0%(a)
BellRing Brands, Inc., Class A* 10,000 212,900
Pharmaceuticals - 0.3%
Jazz Pharmaceuticals plc*(b)
312 46,575
Mitsubishi Tanabe Pharma Corp.
(Japan)(2) 83,038 1,523,340
1,569,915
Real Estate Management & Development - 0.8%
Howard Hughes Corp. (The)*(b)
23,488 2,978,278
Newmark Group, Inc., Class A
22,004 296,064
TLG Immobilien AG (Germany)
(2) 19,393 616,974
Unizo Holdings Co. Ltd. (Japan)
(2) 12,972 609,123
4,500,439
Semiconductors & Semiconductor Equipment - 0.1%
Impinj, Inc.*(b) 26,327 680,816
Software - 0.4%
Bill.Com Holdings, Inc.*
500 19,025
Cerence, Inc.*
17,557 397,315
DocuSign, Inc.*(b)
4,131 306,148
LivePerson, Inc.*(b)
14,861 549,857
MINDBODY, Inc., Class A(3)*(c)
(d) 21,570 860,022
Proofpoint, Inc.*(b)
1,666 191,224
Sprout Social, Inc., Class A*
5,000 80,250
2,403,841
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands, Inc. 7,140 299,809
Trading Companies & Distributors - 0.0%(a)
AM Castle & Co.*(b) 8,695 14,347
Wireless Telecommunication Services - 0.1%
Cleveland Unlimited(3)*(c)(d) 1 279,013
TOTAL COMMON STOCKS
(Cost $185,182,727) 186,979,415
PREFERRED STOCKS - 1.0%
Banks - 0.1%
FB Corp., Class C(3)*(c)(d)
786 593,216
INVESTMENTS SHARES VALUE
Multi-Utilities - 0.3%
Dominion Energy, Inc., Series A,
7.25%, 6/1/2022(2)(b)
13,425 $ 1,436,341
Thrifts & Mortgage Finance - 0.6%
FHLMC, Series V, 5.57%,
2/3/2020*(b)(e) 83,409 828,251
FHLMC, Series W, 5.66%,
2/3/2020*(e) 29,460 296,073
FHLMC, Series X, 6.02%,
2/3/2020*(e) 47,843 542,540
FHLMC, Series Z, 8.38%,
12/31/2022*(e)(f) 45,876 543,631
FNMA, Series S, 8.25%,
12/31/2020*(e)(f) 77,876 930,618
3,141,113
TOTAL PREFERRED STOCKS
(Cost $3,970,336) 5,170,670
CONVERTIBLE PREFERRED STOCKS - 3.4%
Capital Markets - 0.3%
Virtus Investment Partners, Inc.
Series D, $100 par, 7.25%,
2/1/2020(2)(b) 17,975 1,811,341
Diversified Financial Services - 0.5%
2017 Mandatory Exchangeable Trust
$100 par, 5.19%,
12/1/2020(2)(b)(g) 18,425 2,847,386
Electric Utilities - 0.6%
NextEra Energy, Inc.
$50 par, 4.87%,
9/1/2022(2)(b) 56,425 2,893,474
Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc.
Series B, $100 par,
6.50%(2)(b)(e) 9,525 1,221,756
Gas Utilities - 0.1%
South Jersey Industries, Inc.
$50 par, 7.25%,
4/15/2021(2)(b) 12,425 644,982
Health Care Technology - 0.2%
Change Healthcare, Inc.
$50 par, 6.00%,
6/30/2022(2)(b) 14,475 868,355
Machinery - 0.3%
Colfax Corp.
$100 par, 5.75%,
1/15/2022(2)(b) 5,000 788,800
Fortive Corp.
Series A, $1,000 par,
5.00%, 7/1/2021(2)(b) 875 851,721
1,640,521

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%,
9/1/2021(2)(b) 39,775 $ 1,938,476
DTE Energy Co.
$50 par, 6.25%,
11/1/2022(2)*(b) 43,400 2,224,684
Sempra Energy
Series A, $100 par, 6.00%,
1/15/2021(2)(b) 7,925 951,362
5,114,522
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.
Series A, $1,000 par,
5.50%, 12/31/2049(2)*(b)
(e)(h) 925 1,200,942
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,120,993) 18,243,279
CLOSED END FUNDS - 0.9%
Aberdeen Australia Equity Fund,
Inc.(b) 749 4,052
Aberdeen Global Dynamic
Dividend Fund(b) 1,327 13,801
Adams Natural Resources Fund,
Inc.(b) 2,582 42,500
Apollo Senior Floating Rate
Fund, Inc.(b) 6,543 99,061
BlackRock Enhanced Global
Dividend Trust 7,891 86,722
BlackRock Floating Rate Income
Strategies Fund, Inc. 7,242 97,332
BlackRock Floating Rate Income
Trust 2,302 29,627
BlackRock Municipal Bond Trust
4,494 69,747
BlackRock MuniHoldings Quality
Fund II, Inc. 6,711 84,626
BlackRock MuniHoldings Quality
Fund, Inc. 11,262 141,563
BlackRock MuniYield New Jersey
Fund, Inc. 5,841 88,141
BlackRock MuniYield
Pennsylvania Quality Fund 15,148 216,465
BlackRock New York Municipal
Income Trust 8,397 117,724
Clough Global Equity Fund
900 10,863
Clough Global Opportunities
Fund 19,674 185,723
Delaware Investments Minnesota
Municipal Income Fund II, Inc. 11,615 152,621
Dividend and Income Fund
21,313 286,873
DTF Tax-Free Income, Inc.
14,276 211,285
DWS Municipal Income Trust
7,888 89,371
Eaton Vance Floating-Rate
Income Trust 977 13,404
Eaton Vance New York Municipal
Bond Fund 4,628 55,906
Eaton Vance Senior Floating-
Rate Trust 6,708 90,893
INVESTMENTS SHARES VALUE
CLOSED END FUNDS - 0.9% (continued)
Federated Premier Municipal
Income Fund 13,812 $ 194,749
First Trust Senior Floating Rate
Income Fund II 1,618 20,306
Gabelli Dividend & Income Trust
(The) 7,705 169,125
High Income Securities Fund
514 4,605
Madison Covered Call & Equity
Strategy Fund 2,412 15,992
MFS Investment Grade Municipal
Trust 3,287 32,104
New Germany Fund, Inc. (The)
1,102 17,279
Nuveen Arizona Quality
Municipal Income Fund 3,933 52,978
Nuveen Floating Rate Income
Opportunity Fund 7,571 75,634
Nuveen Georgia Quality
Municipal Income Fund 7,262 91,574
Nuveen Maryland Quality
Municipal Income Fund 2,104 28,299
Nuveen Massachusetts Quality
Municipal Income Fund 2,675 38,039
Nuveen Michigan Quality
Municipal Income Fund 12,390 175,195
Nuveen Ohio Quality Municipal
Income Fund 8,934 137,807
Nuveen Virginia Quality
Municipal Income Fund 21,610 315,506
Pioneer Floating Rate Trust
3,845 42,180
Pioneer Municipal High Income
Advantage Trust 494 5,340
Royce Micro-Cap Trust, Inc.
814 6,952
Source Capital, Inc.(b)
2,110 81,636
Swiss Helvetia Fund, Inc. (The)
(b) 4,798 40,351
Tekla Healthcare Investors
11,830 247,010
Tekla Life Sciences Investors
6,897 120,215
THL Credit Senior Loan Fund
3,991 60,543
Voya Global Equity Dividend and
Premium Opportunity Fund 35,806 221,639
Voya Infrastructure Industrials
and Materials Fund(b) 20,579 236,864
Western Asset Intermediate Muni
Fund, Inc. 24,756 224,784
Western Asset Municipal
Partners Fund, Inc. 3,892 59,353
TOTAL CLOSED END FUNDS
(Cost $4,603,560) 4,904,359
  PRINCIPAL
    AMOUNT
CORPORATE BONDS - 5.7%
Aerospace & Defense - 0.2%
Bombardier, Inc. (Canada)
8.75%, 12/1/2021(2)(g) $ 1,000,000 1,095,625
Airlines - 0.2%
United Airlines Holdings, Inc.
6.00%, 12/1/2020(3)(c) 1,000,000 1,031,500

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Banks - 0.0%(a)
Washington Mutual, Inc. Escrow
0.00%, 9/29/2017(3)(c)(i) $ 5,000,000 $ 60,000
Commercial Services & Supplies - 0.1%
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(2)(g) 636,000 635,841
Consumer Finance - 0.3%
Curo Group Holdings Corp.
8.25%, 9/1/2025(2)(g) 1,000,000 879,980
Navient Corp.
5.00%, 10/26/2020(2) 1,000,000 1,014,700
1,894,680
Diversified Financial Services - 0.6%
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026(2)(g) 2,900,000 3,266,125
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.
Series V, 5.63%,
4/1/2020(2) 1,000,000 1,006,250
Series S, 6.45%,
6/15/2021(2) 2,000,000 2,093,500
3,099,750
Energy Equipment & Services - 0.0%
Green Field Energy Services, Inc.
13.00%, 7/23/2019(3)(c)(i) 2,073,000 –
Food Products - 0.2%
Viterra, Inc. (Switzerland)
5.95%, 8/1/2020(2)(g) 923,000 942,256
Gas Utilities - 0.4%
Ferrellgas LP
6.50%, 5/1/2021(2) 2,500,000 2,162,500
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc.
12.50%, 11/1/2021(2)(g) 985,000 1,013,319
Health Care Providers & Services - 0.7%
HCA Healthcare, Inc.
6.25%, 2/15/2021(2) 2,000,000 2,085,000
Owens & Minor, Inc.
4.38%, 12/15/2024(2)(b) 2,000,000 1,520,000
3,605,000
Independent Power and Renewable Electricity Producers - 0.0%
Energy Future Holdings
0.00%, 12/1/2018(3)(c)(i) 1,000,000 –
Media - 0.0%(a)
iHeartCommunications, Inc.
14.00%, 2/1/2021(3)(c)(i) 1,010,000 –
6.38%, 5/1/2026(2) 12,439 13,496
8.38%, 5/1/2027(2) 23,318 25,767
39,263
Metals & Mining - 0.2%
Aleris International, Inc.
10.75%, 7/15/2023(2)(g) 1,095,000 1,141,538
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Oil, Gas & Consumable Fuels - 0.4%
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021(3)(c)(i) $ 2,375,000 $ 344,375
Black Elk Energy Escrow
13.75%, 12/1/2015(3)(c)
(d)(i) 2,833,436 162,150
Energy Transfer Operating LP
7.50%, 10/15/2020(2) 1,000,000 1,039,229
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2020(3)(c)(h) 3,412,225 648,790
2,194,544
Pharmaceuticals - 0.1%
Advanz Pharma Corp. (Canada)
8.00%, 9/6/2024(2) 549,000 518,805
Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
2.00%, 10/1/2018(3)(c)(i) 16,350,000 347,438
2.75%, 1/1/2021(3)(c)(i) 4,400,000 93,500
440,938
Specialty Retail - 0.8%
GameStop Corp.
6.75%, 3/15/2021(2)(b)(g) 2,500,000 2,456,250
Men's Wearhouse, Inc. (The)
7.00%, 7/1/2022(2) 2,000,000 1,910,000
4,366,250
Technology Hardware, Storage & Peripherals - 0.4%
Lexmark International, Inc.
7.13%, 3/15/2020(2)(j) 2,000,000 1,960,800
Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc.
7.00%, 8/15/2020(2) 1,000,000 1,021,250
T-Mobile USA, Inc.
4.75%, 2/1/2028(3)(c)(i) 2,301,000 –
1,021,250
TOTAL CORPORATE BONDS
(Cost $64,333,205) 30,489,984
CONVERTIBLE BONDS - 38.9%
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.
1.88%, 6/1/2024(2)(b) 3,875,000 3,267,012
Airlines - 0.7%
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024(2)(b)(g) 1,025,000 1,180,030
Norwegian Air Shuttle ASA (Norway)
6.38%, 11/15/2024(2)(k) 2,400,000 2,336,400
3,516,430
Auto Components - 0.1%
Veoneer, Inc. (Sweden)
4.00%, 6/1/2024(2)(b) 775,000 792,856

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Automobiles - 0.7%
Tesla, Inc.
2.00%, 5/15/2024(2)(b) $ 1,700,000 $ 2,570,098
Winnebago Industries, Inc.
1.50%, 4/1/2025(2)(b)(g) 950,000 1,017,052
3,587,150
Biotechnology - 5.0%
Apellis Pharmaceuticals, Inc.
3.50%, 9/15/2026(2)(b)(g) 3,175,000 3,270,250
Clovis Oncology, Inc.
4.50%, 8/1/2024(2)(b)(g) 1,175,000 1,622,910
1.25%, 5/1/2025(2)(b) 625,000 392,188
Cytokinetics, Inc.
4.00%, 11/15/2026(2)(b) 2,425,000 2,896,615
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024(2)(b)(g) 2,075,000 1,727,370
Intercept Pharmaceuticals, Inc.
2.00%, 5/15/2026(2)(b) 400,000 529,243
Intrexon Corp.
3.50%, 7/1/2023(2)(b) 2,550,000 1,528,406
Invitae Corp.
2.00%, 9/1/2024(2)(b)(g) 575,000 520,212
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024(2)(b)(g) 1,400,000 1,654,098
1.50%, 6/15/2026(2)(b)(g) 1,400,000 1,678,133
Karyopharm Therapeutics, Inc.
3.00%, 10/15/2025(2)(b) 1,900,000 2,706,312
Ligand Pharmaceuticals, Inc.
0.75%, 5/15/2023(2)(b) 225,000 194,184
OPKO Health, Inc.
4.50%, 2/15/2025(2)(b) 5,075,000 3,968,945
PTC Therapeutics, Inc.
1.50%, 9/15/2026(2)(b)(g) 2,050,000 2,383,780
Verastem, Inc.
5.00%, 11/1/2048(2)(b) 1,996,000 1,727,139
26,799,785
Capital Markets - 2.4%
Deutsche Bank AG (Germany)
1.00%, 5/1/2023(2)(b) 1,975,000 2,059,708
Hercules Capital, Inc.
4.38%, 2/1/2022(2)(b) 1,225,000 1,251,158
New Mountain Finance Corp.
5.75%, 8/15/2023(2)(b) 3,325,000 3,486,854
Prospect Capital Corp.
6.38%, 3/1/2025(2)(b) 3,000,000 3,184,345
TPG Specialty Lending, Inc.
4.50%, 8/1/2022(2)(b) 2,750,000 2,912,638
12,894,703
Communications Equipment - 0.8%
Harmonic, Inc.
2.00%, 9/1/2024(2)(b)(g) 375,000 426,338
Infinera Corp.
2.13%, 9/1/2024(2)(b) 1,625,000 1,715,381
Lumentum Holdings, Inc.
Series QIB, 0.50%,
12/15/2026(2)(b)(g) 2,025,000 2,197,125
4,338,844
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Construction & Engineering - 0.4%
Granite Construction, Inc.
2.75%, 11/1/2024(2)(b)(g) $ 2,175,000 $ 2,357,559
Consumer Finance - 0.5%
Encore Capital Group, Inc.
3.25%, 10/1/2025(2)(b)(g) 1,400,000 1,508,957
EZCORP, Inc.
2.88%, 7/1/2024(2)(b) 475,000 444,422
2.38%, 5/1/2025(2)(b) 1,025,000 830,250
2,783,629
Diversified Financial Services - 0.2%
Element Fleet Management Corp. (Canada)
4.25%, 6/30/2024(2)(b) CAD 1,100,000 972,808
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp.
1.75%, 6/1/2024(2)(b)(g) $ 775,000 691,994
Electrical Equipment - 0.3%
Plug Power, Inc.
5.50%, 3/15/2023(2)(b) 1,100,000 1,612,038
Electronic Equipment, Instruments & Components - 0.3%
Insight Enterprises, Inc.
0.75%, 2/15/2025(2)(b)(g) 1,375,000 1,620,833
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023(2)(b) 1,125,000 1,451,250
SEACOR Holdings, Inc.
2.50%, 12/15/2027(2)(b) 1,150,000 1,117,908
2,569,158
Entertainment - 0.1%
iQIYI, Inc. (China)
2.00%, 4/1/2025(2)(b)(g) 700,000 694,833
Equity Real Estate Investment Trusts (REITs) - 0.7%
CorEnergy Infrastructure Trust, Inc.
5.88%, 8/15/2025(2)(b)(g) 2,300,000 2,337,676
Uniti Fiber Holdings, Inc.
4.00%, 6/15/2024(2)(b)(g) 1,800,000 1,611,455
3,949,131
Food & Staples Retailing - 0.5%
Chefs' Warehouse, Inc. (The)
1.88%, 12/1/2024(2)(b)(g) 2,425,000 2,668,244
Health Care Equipment & Supplies - 0.6%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013(3)(c)(i) 250,000 –
6.25%, 12/15/2016(3)(c)
(g)(i) 2,625,000 –
Senseonics Holdings, Inc.
5.25%, 1/15/2025(2)(b)(g) 675,000 638,498
Wright Medical Group, Inc.
1.63%, 6/15/2023(2) 2,316,000 2,446,352
3,084,850
Health Care Providers & Services - 1.0%
Anthem, Inc.
2.75%, 10/15/2042(2)(b) 1,279,000 5,371,411

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.
0.88%, 1/1/2027(2)(b)(g) $ 2,300,000 $ 2,249,721
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Corp.
5.00%, 10/1/2024(2) 318,000 610,958
Insurance - 0.4%
AXA SA (France)
7.25%, 5/15/2021(2)(b)(g) 900,000 1,037,700
HCI Group, Inc.
4.25%, 3/1/2037(2)(b) 1,175,000 1,203,090
2,240,790
Interactive Media & Services - 1.2%
JOYY, Inc. (China)
1.38%, 6/15/2026(2)(b)(g) 475,000 428,537
Zillow Group, Inc.
1.50%, 7/1/2023(2)(b) 1,175,000 1,124,980
0.75%, 9/1/2024(2)(b)(g) 1,950,000 2,372,531
1.38%, 9/1/2026(2)(b)(g) 1,950,000 2,372,516
6,298,564
Internet & Direct Marketing Retail - 2.1%
Etsy, Inc.
0.00%, 3/1/2023(2)(b) 225,000 316,812
IAC Financeco 3, Inc.
2.00%, 1/15/2030(2)(b)(g) 775,000 903,340
MercadoLibre, Inc. (Argentina)
2.00%, 8/15/2028(2)(b) 1,250,000 1,863,078
Quotient Technology, Inc.
1.75%, 12/1/2022(2)(b) 475,000 466,881
Wayfair, Inc.
1.13%, 11/1/2024(2)(b) 1,250,000 1,295,555
1.00%, 8/15/2026(2)(b)(g) 7,575,000 6,661,636
11,507,302
IT Services - 0.8%
Akamai Technologies, Inc.
0.38%, 9/1/2027(2)(b)(g) 2,025,000 1,999,322
Carbonite, Inc.
2.50%, 4/1/2022(2) 1,127,000 1,192,329
KBR, Inc.
2.50%, 11/1/2023(2)(b)(g) 775,000 1,026,875
4,218,526
Media - 1.0%
Liberty Latin America Ltd. (Chile)
2.00%, 7/15/2024(2)(b)(g) 1,450,000 1,542,438
Liberty Media Corp.
2.25%, 12/1/2048(2)(b)(g) 1,525,000 1,809,984
2.75%, 12/1/2049(2)(b)(g) 2,000,000 2,095,000
5,447,422
Metals & Mining - 1.1%
Allegheny Technologies, Inc.
4.75%, 7/1/2022(2)(b) 1,475,000 2,342,647
Cleveland-Cliffs, Inc.
1.50%, 1/15/2025(2)(b) 325,000 388,690
Endeavour Mining Corp. (Ivory Coast)
3.00%, 2/15/2023(2)(b)(g) 350,000 367,080
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Metals & Mining - 1.1% (continued)
United States Steel Corp.
5.00%, 11/1/2026(2)(b)(g) $ 2,550,000 $ 2,833,293
5,931,710
Mortgage Real Estate Investment Trusts (REITs) - 3.5%
Apollo Commercial Real Estate Finance, Inc.
4.75%, 8/23/2022(2)(b) 2,250,000 2,259,269
5.38%, 10/15/2023(2)(b) 1,550,000 1,570,691
Arbor Realty Trust, Inc.
4.75%, 11/1/2022(2)(b)(g) 3,125,000 3,112,383
Blackstone Mortgage Trust, Inc.
4.38%, 5/5/2022(2)(b) 900,000 955,387
4.75%, 3/15/2023(2)(b) 1,800,000 1,925,154
Granite Point Mortgage Trust, Inc.
6.38%, 10/1/2023(2)(b) 1,900,000 1,978,375
MFA Financial, Inc.
6.25%, 6/15/2024(2)(b) 2,125,000 2,213,984
PennyMac Corp.
5.50%, 11/1/2024(2)(b)(g) 825,000 818,561
Redwood Trust, Inc.
4.75%, 8/15/2023(2)(b) 1,375,000 1,405,185
5.63%, 7/15/2024(2)(b) 2,775,000 2,826,937
19,065,926
Oil, Gas & Consumable Fuels - 1.4%
Green Plains, Inc.
4.13%, 9/1/2022(2)(b) 500,000 466,228
4.00%, 7/1/2024(2)(b)(g) 2,125,000 2,591,172
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2022(2)(b) 1,250,000 1,532,768
SFL Corp. Ltd. (Norway)
5.75%, 10/15/2021(2)(b) 2,600,000 2,763,490
7,353,658
Pharmaceuticals - 1.6%
Aerie Pharmaceuticals, Inc.
1.50%, 10/1/2024(2)(b)(g) 1,225,000 1,464,113
Aphria, Inc. (Canada)
5.25%, 6/1/2024(2)(b)(g) 1,150,000 762,594
Lannett Co., Inc.
4.50%, 10/1/2026(2)(b)(g) 3,250,000 2,741,217
Omeros Corp.
Class B-3, 6.25%,
11/15/2023(2)(b) 2,250,000 2,158,926
Teva Pharmaceutical Finance Co. LLC (Israel)
Series C, 0.25%,
2/1/2026(2)(b) 1,000,000 947,930
Tilray, Inc. (Canada)
5.00%, 10/1/2023(2)(b) 725,000 377,000
8,451,780
Semiconductors & Semiconductor Equipment - 4.8%
Impinj, Inc.
2.00%, 12/15/2026(2)(b)(g) 1,450,000 1,420,130
Microchip Technology, Inc.
2.25%, 2/15/2037(2)(b) 1,726,000 2,507,177
Novellus Systems, Inc.
2.63%, 5/15/2041(2)(b) 2,400,000 21,883,930
SunEdison, Inc.
0.25%, 1/15/2020(3)(c)(i) 575,000 12,219
25,823,456

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Software - 3.6%
8x8, Inc.
0.50%, 2/1/2024(2)(b)(g) $ 800,000 $ 796,478
Atlassian, Inc.
0.63%, 5/1/2023(2)(b) 350,000 553,322
Benefitfocus, Inc.
1.25%, 12/15/2023(2) 2,625,000 2,264,063
Blackline, Inc.
0.13%, 8/1/2024(2)(b)(g) 650,000 647,156
CyberArk Software Ltd.
0.00%, 11/15/2024(2)(b)(g) 1,825,000 1,884,621
Everbridge, Inc.
0.13%, 12/15/2024(2)(b)(g) 1,575,000 1,556,492
FireEye, Inc.
0.88%, 6/1/2024(2)(b) 525,000 527,710
j2 Global, Inc.
1.75%, 11/1/2026(2)(b)(g) 2,725,000 2,764,486
Pluralsight, Inc.
0.38%, 3/1/2024(2)(b)(g) 3,150,000 2,733,958
Rapid7, Inc.
1.25%, 8/1/2023(2)(b) 400,000 596,017
SailPoint Technologies Holding, Inc.
0.13%, 9/15/2024(2)(b)(g) 2,125,000 2,285,948
Splunk, Inc.
1.13%, 9/15/2025(2)(b) 2,175,000 2,682,047
Workiva, Inc.
1.13%, 8/15/2026(2)(b)(g) 325,000 291,444
19,583,742
Specialty Retail - 0.9%
Guess?, Inc.
2.00%, 4/15/2024(2)(b)(g) 900,000 987,187
RH
0.00%, 6/15/2023(2)(b) 825,000 1,046,765
0.00%, 9/15/2024(2)(b)(g) 2,350,000 2,786,494
4,820,446
Trading Companies & Distributors - 0.0%(a)
AM Castle & Co.
7.00%, 8/31/2022(2) 106,492 3,195
Wireless Telecommunication Services - 0.5%
Gogo, Inc.
6.00%, 5/22/2022(2)(b) 1,975,000 2,469,619
TOTAL CONVERTIBLE BONDS
(Cost $181,890,805) 209,650,083
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
LOAN PARTICIPATIONS - 0.5%
Distributors - 0.2%
American Tire Distributors, Inc., U.S. Junior FILO
Facility
(ICE LIBOR USD 3
Month + 6.00%), 7.79%,
9/1/2023(3)(c)(l) $ 107,388 $ 105,442
American Tire Distributors, Inc., U.S. Senior
Secured Term Loan
(ICE LIBOR USD 1 Month
+ 7.50%; ICE LIBOR USD
3 Month + 7.50%), 9.20%,
9/2/2024(2)(l) 1,060,744 941,411
1,046,853
Media - 0.0%(a)
iHeartCommunications, Inc., First Lien Term Loan
(ICE LIBOR USD 1
Month + 4.00%), 5.69%,
5/1/2026(2)(l) 36,329 36,587
Personal Products - 0.3%
Revlon Consumer Products Corp., Term Loan
(ICE LIBOR USD 3
Month + 3.50%), 5.60%,
9/7/2023(2)(l) 2,474,425 1,887,516
TOTAL LOAN PARTICIPATIONS
(Cost $2,894,510) 2,970,956
NO. OF
RIGHTS
RIGHTS - 0.2%
Biotechnology - 0.0%(a)
Ambit Biosciences Corp.,
CVR(3)*(c)(d) 146,272 68,831
Tobira Therapeutics, Inc.,
CVR(3)*(c)(d) 11,880 122,999
191,830
Capital Markets - 0.2%
Allegro Merger Corp., expiring
12/31/2023* 180,000 57,456
Big Rock Partners Acquisition
Corp., expiring 12/1/2022(2)* 200,000 52,000
GigCapital2, Inc., expiring
2/28/2026(2)* 153,000 38,250
Greenvision Acquisition Corp.,
expiring 1/6/2021 (China)(2)* 170,000 30,600
HL Acquisitions Corp., expiring
6/1/2026* 54,000 13,662
KBL Merger Corp. IV(2)* 1,000,000 155,000
Pensare Acquisition Corp.,
expiring 8/8/2022* 1,000,000 290,000
Proficient Alpha Acquisition
Corp., expiring 4/30/2026(2)* 80,000 13,600

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS
NO. OF
RIGHTS VALUE
Capital Markets - 0.2% (continued)
TKK Symphony Acquisition Corp.
(Hong Kong)* 370,000 $ 92,500
743,068
TOTAL RIGHTS
(Cost $–) 934,898
NO. OF
WARRANTS
WARRANTS - 2.2%
Aerospace & Defense - 0.1%
Tempus Applied Solutions
Holdings, Inc., expiring
7/31/2020(2)* 614,551 22,738
Virgin Galactic Holdings,
Inc., expiring 10/25/2024* 83,334 279,169
301,907
Biotechnology - 0.0%(a)
DermTech, Inc., expiring
8/29/2024* 675,000 209,250
Xynomic Pharmaceuticals
Holdings, Inc., expiring
5/15/2024(3)*(c) 75,000 1,500
210,750
Capital Markets - 1.3%
Acamar Partners
Acquisition Corp., expiring
2/26/2026*(b) 150,000 103,500
Acasta Enterprises,
Inc., expiring 1/3/2022
(Canada)(3)*(c) 579,085 2,230
Act II Global Acquisition
Corp., expiring
4/30/2024*(b) 180,000 198,000
Allegro Merger Corp.,
expiring 1/6/2025* 180,000 31,464
AMCI Acquisition Corp.,
expiring 10/1/2025(2)*(b) 460,000 142,646
Apex Technology
Acquisition Corp., expiring
9/30/2026* 40,000 50,000
B Riley Principal
Merger Corp., expiring
4/8/2024(2)* 85,000 69,700
Big Rock Partners
Acquisition Corp., expiring
12/1/2022(2)* 100,000 17,350
Boxwood Merger Corp.,
expiring 11/26/2025* 321,747 199,483
CF Finance Acquisition
Corp., expiring
4/30/2025(2)* 300,000 270,000
ChaSerg Technology
Acquisition Corp., expiring
9/30/2023* 90,000 198,000
Churchill Capital Corp. II,
expiring 7/24/2024* 23,333 33,208
Conyers Park II
Acquisition Corp., expiring
12/31/2026* 3,750 7,012
INVESTMENTS
NO. OF
WARRANTS VALUE
Capital Markets - 1.3% (continued)
Crescent Acquisition Corp.,
expiring 3/7/2024(2)* 200,000 $ 160,000
Diamond Eagle Acquisition
Corp., expiring 6/30/2026* 40,000 96,000
DiamondPeak Holdings
Corp., expiring
4/12/2024(3)*(c) 153,333 118,066
Experience Investment
Corp., expiring
9/1/2026(3)*(c) 66,666 44,666
Far Point Acquisition
Corp., expiring 6/1/2025* 33,333 43,000
FinTech Acquisition Corp.
III, expiring 12/1/2023* 230,000 315,100
Forum Merger II Corp.,
expiring 9/30/2025* 180,000 82,818
GigCapital2, Inc., expiring
7/1/2024(2)* 153,000 48,960
Gordon Pointe Acquisition
Corp., expiring 1/25/2023* 122,980 44,273
Gores Holdings III, Inc.,
expiring 9/11/2023* 66,666 103,332
Gores Metropoulos, Inc.,
expiring 3/25/2024* 33,333 49,989
Graf Industrial Corp.,
expiring 12/31/2025* 198,000 86,724
Greenvision Acquisition
Corp., expiring
10/28/2024(2)* 170,000 23,681
GS Acquisition Holdings
Corp., expiring 7/30/2023* 100,000 230,490
GX Acquisition Corp.,
expiring 5/24/2026* 200,000 159,980
Haymaker Acquisition
Corp. II, expiring
10/31/2026*(b) 133,333 188,000
Hennessy Capital
Acquisition Corp. IV,
expiring 9/25/2025* 300,000 240,000
HL Acquisitions Corp.,
expiring 7/18/2023* 54,000 18,900
Hunter Maritime
Acquisition Corp., expiring
3/21/2024* 470,000 47,000
Insurance Acquisition
Corp., expiring
3/31/2024(2)* 110,000 130,900
KBL Merger Corp. IV,
expiring 1/15/2024* 500,000 40,000
Landcadia Holdings II, Inc.,
expiring 5/9/2026(2)* 116,666 84,000
Legacy Acquisition Corp.,
expiring 11/30/2022* 250,000 134,400
Leisure Acquisition Corp.,
expiring 12/28/2022* 125,000 123,750
Leo Holdings Corp.,
expiring 4/5/2023 (United
Kingdom)* 125,000 82,900

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS
NO. OF
WARRANTS VALUE
Capital Markets - 1.3% (continued)
LF Capital Acquisition
Corp., expiring
6/27/2023(3)*(c) 240,000 $ 108,000
Longevity Acquisition
Corp., expiring 7/31/2025
(China)(2)* 125,000 11,250
Megalith Financial
Acquisition Corp., expiring
9/21/2023* 128,200 41,037
Merida Merger Corp. I,
expiring 11/7/2026* 75,000 37,500
Monocle Acquisition Corp.,
expiring 6/12/2024* 336,119 268,895
Mudrick Capital Acquisition
Corp., expiring 3/12/2025* 250,000 125,000
Nebula Acquisition Corp.,
expiring 1/12/2023(2)* 46,666 58,333
New Frontier Health Corp.,
expiring 7/25/2023 (Hong
Kong)* 50,000 76,500
New Providence
Acquisition Corp., expiring
9/1/2024(3)*(c) 100,000 90,000
Opes Acquisition Corp.,
expiring 1/15/2023* 250,000 45,000
Pensare Acquisition Corp.,
expiring 8/8/2022* 250,000 82,500
Pivotal Acquisition Corp.,
expiring 12/1/2025(3)*(c) 247,565 148,539
Pivotal Investment Corp. II,
expiring 6/1/2025(3)*(c) 66,666 52,666
Proficient Alpha
Acquisition Corp., expiring
4/30/2026(2)* 80,000 12,000
PROMECAP Acquisition
Co. SAB de CV, expiring
3/23/2023 (Mexico)(3)*(c) 400,000 19,040
Pure Acquisition Corp.,
expiring 4/17/2023* 172,500 169,050
Replay Acquisition Corp.,
expiring 4/8/2024(3)*(c) 115,000 96,600
RMG Acquisition Corp.,
expiring 2/21/2026(3)*(c) 166,666 96,666
Schultze Special Purpose
Acquisition Corp., expiring
12/31/2023(2)* 288,000 109,440
South Mountain Merger
Corp., expiring 6/20/2024* 150,000 134,790
Spartan Energy Acquisition
Corp., expiring 10/1/2023* 48,333 26,583
Switchback Energy
Acquisition Corp., expiring
12/31/2024* 113,333 68,000
Tenzing Acquisition Corp.,
expiring 8/23/2025(2)* 250,000 62,500
Tiberius Acquisition Corp.,
expiring 4/10/2023* 117,500 133,950
TKK Symphony Acquisition
Corp., expiring 8/20/2023
(Hong Kong)* 370,000 22,200
INVESTMENTS
NO. OF
WARRANTS VALUE
Capital Markets - 1.3% (continued)
Tortoise Acquisition Corp.,
expiring 3/4/2024(2)* 207,794 $ 97,268
Trine Acquisition Corp.,
expiring 3/5/2024* 230,000 218,500
Tuscan Holdings Corp.,
expiring 4/1/2026(2)* 320,000 188,800
Tuscan Holdings Corp. II,
expiring 7/16/2025(2)* 95,000 42,760
VectoIQ Acquisition Corp.,
expiring 6/11/2023* 180,000 106,200
6,769,089
Commercial Services & Supplies - 0.0%(a)
Estre Ambiental, Inc.,
expiring 12/22/2022
(Brazil)*(b) 661,870 3,508
Construction & Engineering - 0.0%(a)
Infrastructure and Energy
Alternatives, Inc., expiring
3/26/2023* 343,006 27,441
Limbach Holdings, Inc.,
expiring 7/20/2021(2)*(b) 168,252 25,406
Peck Co. Holdings,
Inc. (The), expiring
6/20/2024(2)* 122,916 1,856
54,703
Consumer Finance - 0.0%(a)
China Lending Corp.,
expiring 7/6/2021 (China)
(2)*(b) 142,386 100
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas)* 99,990 583,942
Energy Equipment & Services - 0.0%(a)
National Energy Services
Reunited Corp., expiring
6/6/2023* 259,500 233,550
Entertainment - 0.0%(a)
Akazoo SA, expiring
12/31/2024*(b) 147,836 73,918
Kew Media Group,
Inc., expiring 3/20/2022
(Canada)* 50,000 770
74,688
Food Products - 0.0%(a)
Bioceres Crop Solutions
Corp., expiring 3/14/2024
(Argentina)* 249,978 39,994
Hotels, Restaurants & Leisure - 0.1%
Accel Entertainment, Inc.,
expiring 11/20/2024* 66,666 196,665
Allied Esports
Entertainment, Inc.,
expiring 8/9/2024*(b) 210,000 39,900
Inspired Entertainment,
Inc., expiring 12/23/2021* 372,453 160,155

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS
NO. OF
WARRANTS VALUE
Hotels, Restaurants & Leisure - 0.1% (continued)
Simplicity Esports and
Gaming Co., expiring
11/20/2023*(b) 225,000 $ 87,727
Target Hospitality Corp.,
expiring 3/15/2024* 53,333 27,733
512,180
Insurance - 0.0%(a)
Sagicor Financial Co.
Ltd., expiring 12/5/2024
(Canada)* 175,000 115,898
Sirius International
Insurance Group Ltd.,
expiring 11/5/2023* 276,625 91,840
207,738
Internet & Direct Marketing Retail - 0.0%(a)
LXRandCo, Inc., expiring
6/9/2022 (Canada)(3)*(c) 1,274,000 4,905
Reebonz Holding Ltd.,
expiring 12/19/2023
(Singapore)(2)*(b) 75,000 825
5,730
IT Services - 0.1%
Exela Technologies, Inc.,
expiring 7/12/2022*(b) 880,354 5,722
Repay Holdings Corp.,
expiring 7/11/2024* 180,000 201,600
Verra Mobility Corp.,
expiring 10/17/2023* 66,666 269,331
476,653
Machinery - 0.1%
Blue Bird Corp., expiring
2/24/2020(2)* 53,842 318,745
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024* 131,393 49,929
Oil, Gas & Consumable Fuels - 0.1%
Alta Mesa Resources, Inc.,
expiring 2/9/2023*(b) 308,333 92
Altus Midstream Co.,
expiring 11/12/2023* 125,000 12,500
Brooge Holdings Ltd.,
expiring 12/20/2024* 240,000 177,576
Falcon Minerals Corp.,
expiring 8/23/2023(2)* 222,879 66,864
NextDecade Corp.,
expiring 7/24/2022* 547,770 191,720
Rosehill Resources, Inc.,
expiring 4/27/2022* 244,800 22,032
470,784
Pharmaceuticals - 0.1%
AYR Strategies, Inc.,
expiring 5/24/2024
(Canada)* 145,400 335,913
Professional Services - 0.1%
Akerna Corp., expiring
8/1/2024* 7,500 7,200
INVESTMENTS
NO. OF
WARRANTS VALUE
Professional Services - 0.1% (continued)
Clarivate Analytics plc,
expiring 5/13/2024 (United
Kingdom)* 77,500 $ 484,375
491,575
Road & Rail - 0.0%(a)
Daseke, Inc., expiring
2/27/2022* 378,003 44,604
Software - 0.1%
GTY Technology Holdings,
Inc., expiring 2/19/2024* 314,900 179,461
Kaleyra, Inc., expiring
3/6/2025* 281,250 317,812
Phunware, Inc., expiring
12/26/2023* 58,632 4,691
Rimini Street, Inc., expiring
9/30/2022*(b) 471,690 56,603
558,567
Specialty Retail - 0.0%(a)
Kaixin Auto Holdings,
expiring 4/30/2024 (Hong
Kong)*(b) 125,000 2,500
Technology Hardware, Storage & Peripherals - 0.0%(a)
Borqs Technologies,
Inc., expiring 8/18/2022
(China)*(b) 373,500 747
Trading Companies & Distributors - 0.0%(a)
Nesco Holdings, Inc.,
expiring 1/1/2025* 83,333 39,166
Wireless Telecommunication Services - 0.0%(a)
Trilogy International
Partners, Inc., expiring
2/7/2022 (Canada)(3)*(c) 445,000 3,427
TOTAL WARRANTS
(Cost $704,803) 11,790,489
NO. OF UNITS
SECURITIES IN LITIGATION - 0.0%(a)
Health Care Equipment & Supplies - 0.0%(a)
DEMC Ltd., Class A(3)*(c)(d) 12,969 –
DEMC Ltd., Class A-2(3)*(c)(d) 368,190,309 69,654
DEMC Ltd., Class A-3(3)*(c)(d) 146,077,276,370 154,842
DEMC Ltd., Class B(3)*(c)(d) 10,488 –
DEMC Ltd., Class B-2(3)*(c)(d) 513,897,326 514
DEMC Ltd., Class B-3(3)*(c)(d) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $647,263) 225,010

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 34.1%
INVESTMENT COMPANIES - 27.2%
Goldman Sachs Financial
Square Funds - Treasury
Instruments Fund, 1.43%(m)(n) 29,390,294 $ 29,390,294
Limited Purpose Cash
Investment Fund, 1.61%(m) 117,303,301 117,303,301
UBS Select Treasury Preferred
Fund, Class I, 1.51%(m) 1,671 1,671
TOTAL INVESTMENT COMPANIES
(Cost $146,687,068) 146,695,266
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 6.9%
U.S. Treasury Bills
2.06%, 1/2/2020(2)(o) $ 3,870,000 3,870,000
2.10%, 1/9/2020(2)(o)(p) 4,580,000 4,578,748
1.97%, 2/6/2020(2)(o)(p) 3,910,000 3,904,336
1.91%, 2/13/2020(2)(o)(p) 10,629,000 10,610,554
1.55%, 5/7/2020(2)(o)(p) 14,492,000 14,414,712
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $37,368,573) 37,378,350
TOTAL SHORT-TERM INVESTMENTS
(Cost $184,055,641) 184,073,616
TOTAL LONG POSITIONS
(Cost $644,403,843) 655,432,759
SHARES
SHORT POSITIONS - (27.3)%
COMMON STOCKS - (25.4)%
Aerospace & Defense - (0.1)%
Virgin Galactic Holdings, Inc.* (35,000) (404,250)
Air Freight & Logistics - (0.1)%
Atlas Air Worldwide Holdings,
Inc.* (21,569) (594,657)
Airlines - (0.2)%
Norwegian Air Shuttle ASA
(Norway)(2)* (264,499) (1,141,626)
Auto Components - (0.1)%
Veoneer, Inc. (Sweden)* (21,709) (339,095)
Automobiles - (0.8)%
Peugeot SA (France)(2)
(29,254) (704,353)
Tesla, Inc.*
(6,972) (2,916,597)
Winnebago Industries, Inc.
(9,689) (513,323)
(4,134,273)
Biotechnology - (2.5)%
Apellis Pharmaceuticals, Inc.*
(61,951) (1,896,940)
Clovis Oncology, Inc.*
(145,230) (1,514,023)
Cytokinetics, Inc.*
(181,570) (1,926,458)
Inovio Pharmaceuticals, Inc.*
(221,688) (731,570)
Intercept Pharmaceuticals, Inc.*
(3,044) (377,212)
Invitae Corp.*
(11,409) (184,027)
Ironwood Pharmaceuticals, Inc.*
(157,420) (2,095,260)
Karyopharm Therapeutics, Inc.*
(100,665) (1,929,748)
Ligand Pharmaceuticals, Inc.*
(208) (21,692)
OPKO Health, Inc.*
(408,499) (600,494)
PTC Therapeutics, Inc.*
(29,079) (1,396,664)
INVESTMENTS SHARES VALUE
Biotechnology - (2.5)% (continued)
Verastem, Inc.*
(604,170) $ (809,588)
(13,483,676)
Capital Markets - (0.7)%
Hercules Capital, Inc.
(11,570) (162,212)
New Mountain Finance Corp.
(35,657) (489,927)
Penson Worldwide, Inc.(3)*(c)
(212,307) –
Prospect Capital Corp.
(13,289) (85,581)
TPG Specialty Lending, Inc.
(57,300) (1,230,231)
Virtus Investment Partners, Inc.
(14,645) (1,782,589)
(3,750,540)
Communications Equipment - (0.2)%
Harmonic, Inc.*
(30,752) (239,866)
Infinera Corp.*
(105,332) (836,336)
(1,076,202)
Construction & Engineering - (0.2)%
Granite Construction, Inc.
(45,962) (1,271,769)
Limbach Holdings, Inc.*
(10,000) (37,800)
(1,309,569)
Consumer Finance - (0.2)%
Encore Capital Group, Inc.*
(25,025) (884,884)
EZCORP, Inc., Class A*
(42,750) (291,555)
(1,176,439)
Containers & Packaging - 0.0%(a)
Ranpak Holdings Corp.* (5,110) (41,646)
Diversified Consumer Services - (0.3)%
OneSpaWorld Holdings Ltd.
(Bahamas)* (109,990) (1,852,232)
Diversified Financial Services - (0.4)%
AXA Equitable Holdings, Inc.
(32,266) (799,551)
Element Fleet Management
Corp. (Canada) (48,382) (413,197)
Voya Financial, Inc.
(13,613) (830,121)
(2,042,869)
Diversified Telecommunication Services - 0.0%(a)
Vonage Holdings Corp.* (11,736) (86,964)
Electric Utilities - (0.3)%
NextEra Energy, Inc. (7,301) (1,768,010)
Electrical Equipment - (0.2)%
Plug Power, Inc.* (386,344) (1,220,847)
Electronic Equipment, Instruments & Components - (0.2)%
Insight Enterprises, Inc.* (14,290) (1,004,444)
Energy Equipment & Services - (0.4)%
Helix Energy Solutions Group,
Inc.* (79,415) (764,766)
National Energy Services
Reunited Corp.* (104,992) (957,527)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Energy Equipment & Services - (0.4)% (continued)
SEACOR Holdings, Inc.*
(6,333) $ (273,269)
(1,995,562)
Entertainment - (0.3)%
iQIYI, Inc., ADR (China)*
(13,514) (285,280)
Live Nation Entertainment, Inc.*
(15,685) (1,121,007)
(1,406,287)
Equity Real Estate Investment Trusts (REITs) - (0.4)%
CorEnergy Infrastructure Trust,
Inc. (15,319) (684,912)
QTS Realty Trust, Inc., Class A
(13,276) (720,489)
Uniti Group, Inc.
(83,276) (683,696)
(2,089,097)
Food & Staples Retailing - (0.2)%
Chefs' Warehouse, Inc. (The)* (28,587) (1,089,451)
Gas Utilities - (0.1)%
South Jersey Industries, Inc. (12,846) (423,661)
Health Care Equipment & Supplies - 0.0%(a)
China Medical Technologies,
Inc., ADR (China)(3)*(c) (40,234) –
Senseonics Holdings, Inc.*
(219,886) (201,416)
(201,416)
Health Care Providers & Services - (1.0)%
AdaptHealth Corp.*
(5,738) (63,003)
Anthem, Inc.
(17,276) (5,217,871)
(5,280,874)
Health Care Technology - (0.1)%
Change Healthcare, Inc.* (43,146) (707,163)
Hotels, Restaurants & Leisure - (0.1)%
Accel Entertainment, Inc.*
(20,000) (250,000)
Target Hospitality Corp.*
(14,934) (74,670)
(324,670)
Insurance - (0.4)%
HCI Group, Inc.
(6,723) (306,905)
Power Corp. of Canada
(Canada) (73,554) (1,894,714)
(2,201,619)
Interactive Media & Services - (1.8)%
ANGI Homeservices, Inc., Class
A* (97,270) (823,877)
JOYY, Inc., ADR (China)*
(2,476) (130,708)
Match Group, Inc.*
(52,313) (4,295,420)
Weibo Corp., ADR (China)*
(26,394) (1,223,362)
Zillow Group, Inc., Class C*
(73,892) (3,394,599)
(9,867,966)
Internet & Direct Marketing Retail - (1.1)%
Etsy, Inc.*
(4,806) (212,906)
MercadoLibre, Inc. (Argentina)*
(2,312) (1,322,325)
INVESTMENTS SHARES VALUE
Internet & Direct Marketing Retail - (1.1)% (continued)
Quotient Technology, Inc.*
(11,015) $ (108,608)
Takeaway.com NV (Netherlands)
(2)*(g) (3,419) (316,040)
Wayfair, Inc., Class A*
(44,441) (4,016,133)
(5,976,012)
IT Services - (0.6)%
Akamai Technologies, Inc.*
(9,063) (782,862)
KBR, Inc.
(23,238) (708,759)
Repay Holdings Corp.*
(40,500) (593,325)
Verra Mobility Corp.*
(80,785) (1,130,182)
(3,215,128)
Machinery - (0.4)%
Blue Bird Corp.*
(45,043) (1,032,386)
Colfax Corp.*
(19,101) (694,894)
Fortive Corp.
(7,889) (602,641)
(2,329,921)
Media - (0.9)%
Fox Corp., Class A
(11,690) (433,348)
Liberty Latin America Ltd., Class
C (Chile)* (42,717) (831,273)
New York Times Co. (The), Class
A (83,042) (2,671,461)
News Corp., Class B
(10) (145)
Sirius XM Holdings, Inc.
(111,603) (797,962)
(4,734,189)
Metals & Mining - (1.1)%
Allegheny Technologies, Inc.*
(85,234) (1,760,935)
Cleveland-Cliffs, Inc.
(30,797) (258,695)
Endeavour Mining Corp. (Ivory
Coast)* (6,955) (131,382)
Kirkland Lake Gold Ltd. (Canada)
(48,801) (2,151,145)
United States Steel Corp.
(139,313) (1,589,561)
(5,891,718)
Mortgage Real Estate Investment Trusts (REITs) - (0.7)%
Apollo Commercial Real Estate
Finance, Inc. (32,229) (589,469)
Arbor Realty Trust, Inc.
(21,064) (302,268)
Blackstone Mortgage Trust, Inc.,
Class A (34,774) (1,294,288)
Granite Point Mortgage Trust,
Inc. (12,994) (238,830)
MFA Financial, Inc.
(16,032) (122,645)
PennyMac Mortgage Investment
Trust (7,278) (162,227)
Redwood Trust, Inc.
(48,960) (809,798)
(3,519,525)
Multi-Utilities - (0.8)%
CenterPoint Energy, Inc.
(48,899) (1,333,476)
Dominion Energy, Inc.
(11,235) (930,483)
DTE Energy Co.
(10,421) (1,353,375)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Multi-Utilities - (0.8)% (continued)
Sempra Energy
(4,793) $ (726,043)
(4,343,377)
Oil, Gas & Consumable Fuels - (0.8)%
Falcon Minerals Corp.
(75,000) (529,500)
Green Plains, Inc.
(112,418) (1,734,610)
Rosehill Resources, Inc.*
(20,066) (25,684)
Scorpio Tankers, Inc. (Monaco)
(23,005) (905,017)
SFL Corp. Ltd. (Norway)
(68,350) (993,809)
(4,188,620)
Pharmaceuticals - (0.6)%
Aerie Pharmaceuticals, Inc.*
(37,277) (900,985)
Lannett Co., Inc.*
(153,041) (1,349,822)
Omeros Corp.*
(51,249) (722,098)
(2,972,905)
Professional Services - (0.3)%
Clarivate Analytics plc (United
Kingdom)* (86,404) (1,451,587)
Real Estate Management & Development - (0.1)%
Aroundtown SA (Germany)(2) (69,815) (627,063)
Semiconductors & Semiconductor Equipment - (4.5)%
Lam Research Corp.
(74,901) (21,901,052)
Microchip Technology, Inc.
(21,604) (2,262,371)
(24,163,423)
Software - (1.3)%
8x8, Inc.*
(18,072) (330,718)
Atlassian Corp. plc, Class A*
(3,581) (430,938)
Benefitfocus, Inc.*
(18,065) (396,346)
Blackline, Inc.*
(4,974) (256,459)
CyberArk Software Ltd.*
(6,835) (796,824)
FireEye, Inc.*
(10,311) (170,441)
j2 Global, Inc.
(10,684) (1,001,198)
Kaleyra, Inc. (Italy)*
(7,221) (61,378)
Pluralsight, Inc., Class A*
(30,885) (531,531)
Rapid7, Inc.*
(7,887) (441,830)
Rimini Street, Inc.*
(10,000) (38,800)
SailPoint Technologies Holding,
Inc.* (50,885) (1,200,886)
Splunk, Inc.*
(10,120) (1,515,672)
Workiva, Inc.*
(2,230) (93,771)
(7,266,792)
Specialty Retail - (0.5)%
Guess?, Inc.
(21,644) (484,393)
RH*
(11,614) (2,479,589)
(2,963,982)
Technology Hardware, Storage & Peripherals - (0.1)%
NCR Corp.* (15,571) (547,476)
INVESTMENTS SHARES VALUE
Wireless Telecommunication Services - (0.3)%
Gogo, Inc.* (227,157) $ (1,453,805)
TOTAL COMMON STOCKS
(Proceeds $(115,217,009)) (136,660,628)
  PRINCIPAL
    AMOUNT
CONVERTIBLE BONDS - (1.9)%
Biotechnology - (0.2)%
BioMarin Pharmaceutical, Inc.
0.60%, 8/1/2024(2) $ (875,000) (924,436)
Internet & Direct Marketing Retail - (0.7)%
Booking Holdings, Inc.
0.90%, 9/15/2021(2) (900,000) (1,037,137)
IAC Financeco 2, Inc.
0.88%, 6/15/2026(2)(g) (900,000) (1,009,170)
Wayfair, Inc.
0.38%, 9/1/2022(2) (1,650,000) (1,792,490)
(3,838,797)
IT Services - 0.0%(a)
Euronet Worldwide, Inc.
0.75%, 3/15/2049(2)(g) (250,000) (298,197)
Life Sciences Tools & Services - (0.6)%
Illumina, Inc.
0.50%, 6/15/2021(2) (1,900,000) (2,641,633)
0.00%, 8/15/2023(2) (400,000) (440,802)
(3,082,435)
Pharmaceuticals - 0.0%(a)
Jazz Investments I Ltd.
1.50%, 8/15/2024(2) (175,000) (176,203)
Software - (0.4)%
DocuSign, Inc.
0.50%, 9/15/2023(2) (425,000) (527,717)
LivePerson, Inc.
0.75%, 3/1/2024(2)(g) (825,000) (988,304)
Proofpoint, Inc.
0.25%, 8/15/2024(2)(g) (475,000) (489,203)
(2,005,224)
TOTAL CONVERTIBLE BONDS
(Proceeds $(10,864,538)) (10,325,292)
TOTAL SHORT POSITIONS
(Proceeds $(126,081,547)) (146,985,920)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.3%
(Cost $518,322,296) 508,446,839
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.7%(q) 30,509,666
NET ASSETS - 100.0% $538,956,505

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 13,355,039 2.5%
Consumer Discretionary 26,195,154 4.9
Consumer Staples 4,661,460 0.9
Energy 7,405,772 1.4
Financials 180,087,345 33.4
Health Care 40,715,759 7.6
Industrials 9,124,622 1.7
Information Technology 23,978,831 4.4
Materials 5,736,217 1.1
Real Estate 7,396,254 1.3
Utilities 5,716,770 1.0
Short-Term Investments 184,073,616 34.1
Total Investments In Securities
At Value 508,446,839 94.3
Other Assets in Excess of
Liabilities(q) 30,509,666 5.7
Net Assets
$ 538,956,505 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $249,901,029. In addition,
$25,880,013 of cash collateral was pledged.
(c) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
December 31, 2019 amounted to $11,185,695, which represents approximately 2.08% of net assets of the fund.
(d) Restricted Security.
(e) Perpetual security. The rate reflected was the rate in effect on December 31, 2019. The maturity date reflects the next call date.
(f) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2019.
(g) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $100,329,160, which represents approximately 18.62% of net assets of the fund.
(h) Payment in-kind security.
(i) Defaulted security.
(j) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of December 31, 2019.
(k) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2019, the value of these securities amounted to $2,336,400 or 0.43% of net assets.
(l) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2019.
(m) Represents 7-day effective yield as of December 31, 2019.
(n) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(o) The rate shown was the effective yield at the date of purchase.
(p) All or a portion of the security pledged as collateral for swap contracts.
(q) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
Credit default swap contracts outstanding - buy protection as of December 31, 2019:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
33.V2 5.00 % Quarterly 12/20/2024 2.80 % USD 15,475,000 $ (991,064) $ (510,765) $ (1,501,829)
Markit CDX North America
Investment Grade Index
Series 33.V1 1.00 Quarterly 12/20/2024 0.45 USD 50,000 (1,139) (174) (1,313)
$ (992,203) $ (510,939) $ (1,503,142)
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (153) 3/2020 USD $ (24,717,915) $ (419,620)
U.S. Treasury 10 Year Note (28) 3/2020 USD (3,595,813) 30,851
U.S. Treasury 5 Year Note (296) 3/2020 USD (35,108,375) 124,102
$ (264,667)
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 8,555,063 USD 6,514,387 CITI 3/18/2020 $ 75,530
CAD 20,985 USD 15,810 JPMC 3/18/2020 354
EUR 207,207 USD 230,857 CITI 3/18/2020 2,666
GBP 32,000 USD 42,041 CITI 3/18/2020 434
USD 5,544,323 JPY 598,018,398 CITI 3/18/2020 16,870
USD 590,472 JPY 63,698,958 JPMC 3/18/2020 1,706
Total unrealized appreciation 97,560
USD 5,551,032 CAD 7,342,664 CITI 3/18/2020 (104,980)
USD 3,626,652 CAD 4,810,433 JPMC 3/18/2020 (78,798)
USD 115,291 EUR 103,599 CITI 3/18/2020 (1,465)
USD 115,300 EUR 103,608 JPMC 3/18/2020 (1,466)
USD 27,406 GBP 21,004 CITI 3/18/2020 (474)
USD 19,479 GBP 14,996 JPMC 3/18/2020 (426)
USD 4,854,693 JPY 526,691,202 CITI 3/18/2020 (13,485)
USD 602,253 JPY 65,227,692 JPMC 3/18/2020 (643)
Total unrealized depreciation (201,737)
Net unrealized depreciation $ (104,177)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
Total Return Basket Swaps Outstanding at December 31, 2019
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified
spread (-1.50% to 1.25%), which is
denominated in GBP based on the local
currencies of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2020
- 12/29/2021 $1,915,779 $(165,472) $91,955 $(73,517)
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(1.25%), which is denominated in USD
based on the local currencies of the
positions within the swap.
24 months
maturity
09/25/2020 $320,774 $(40,850) $(215) $(41,065)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
EURIBOR or Euro Overnight Index
Average (“EONIA”) plus or minus a
specified spread (-0.03% to 0.03%),
which is denominated in EUR based
on the local currencies of the positions
within the swap.
61 months
maturity
10/23/2023 $3,226,632 $9,405 $(1,777) $7,628
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the Hong
Kong Interbank Offered Rate (“HIBOR”)
plus or minus a specified spread
(0.04%), which is denominated in HKD
based on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
10/10/2024
- 12/06/2024 $1,352,453 $25,887 $(2,060) $23,827
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(0.03%), which is denominated in USD
based on the local currencies of the
positions within the swap.
56-61 months
maturity
ranging from
04/12/2023
- 03/21/2024 $1,992,671 $(9,469) $(488) $(9,957)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
HIBOR plus or minus a specified
spread (-0.35% to 0.40%), which is
denominated in HKD based on the local
currencies of the positions within the
swap.
13 months
maturity
09/30/2020 $1,077,836 $(3,268) $(270) $(3,538)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-11.68% to 0.85%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-65 months
maturity
ranging from
03/25/2020
- 07/11/2024 $62,404,663 $2,058,232 $(8,210,862) $(6,152,630)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022(a) 1,600,000 1,350,576 (392,924) 6.4
Hope Bancorp, Inc., 2.00%, 5/15/2038 3,600,000 3,395,920 (43,488) 0.7
Innoviva, Inc., 2.13%, 1/15/2023 1,475,000 1,492,694 70,490 (1.1)
Innoviva, Inc., 2.50%, 8/15/2025 1,000,000 1,093,660 40,169 (0.7)
Intel Corp., 3.25%, 8/1/2039 14,450,000 41,908,067 5,324,279 (86.5)
Invacare Corp., 4.50%, 6/1/2022 2,550,000 2,385,670 (886,737) 14.4
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 1,950,000 1,395,147 (516,738) 8.4
SHARES
Short Positions
Common Stocks
Brazil
Gol Linhas Aereas Inteligentes SA, ADR (37,484) (677,336) 1,499 (0.0)
United States
AMAG Pharmaceuticals, Inc. (14,634) (178,096) (7,309) 0.1
Hope Bancorp, Inc. (34,889) (518,451) (12,022) 0.2
Innoviva, Inc. (69,114) (978,654) (86,176) 1.4
Intel Corp. (107,693) (6,445,426) (1,457,217) 23.7

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Invacare Corp. (57,729) (520,716) 25,735 (0.4)
Paratek Pharmaceuticals, Inc. (15,943) (64,250) (1,329) 0.0
(a) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees.
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
or Sterling Overnight Index
Average (“SONIA”) plus or
minus a specified spread
(-0.06% to 0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
03/27/2024
- 10/16/2024 $21,523,594 $(964,105) $(38,940) $(1,003,045)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Cobham plc 2,964,790 6,447,978 163,447 (16.3)
Just Eat plc 93,359 1,032,909 108,012 (10.8)
Sophos Group plc 757,750 5,595,554 (148,574) 14.8
Short Positions
Common Stocks
Ireland
Flutter Entertainment plc (69,078) (8,447,153) (1,086,990) 108.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
50-61 months
maturity
ranging from
12/01/2023
- 11/19/2024 $25,704,096 $1,882,177 $(29,138) $1,853,039

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Longevity Acquisition Corp. 125,000 1,305,000 90,625 4.9
Hong Kong
New Frontier Health Corp. 50,000 76,500 26,500 1.4
TKK Symphony Acquisition Corp. 150,000 1,539,000 76,500 4.1
Mexico
Opes Acquisition Corp. 150,000 1,578,000 89,250 4.8
United States
AdaptHealth Corp. 66,667 120,667 38,667 2.1
Allegro Merger Corp. 150,000 1,531,500 74,250 4.0
Broadmark Realty Capital, Inc. 250,000 95,000 94,999 5.1
Far Point Acquisition Corp. 150,000 1,537,500 90,000 4.9
Forum Merger II Corp. 150,000 1,531,500 84,000 4.5
Graf Industrial Corp. 150,000 1,528,500 87,000 4.7
HL Acquisitions Corp. 54,000 557,820 20,520 1.1
LF Capital Acquisition Corp. 140,000 1,450,400 85,400 4.6
Megalith Financial Acquisition Corp. 150,000 1,539,000 85,500 4.6
Pure Acquisition Corp. 150,000 1,557,000 85,500 4.6
Spartan Energy Acquisition Corp. 150,000 1,525,200 85,200 4.6
Tenzing Acquisition Corp. 150,000 1,570,500 60,000 3.2
VectoIQ Acquisition Corp. 150,000 1,548,000 91,500 4.9
NO. OF
WARRANTS
Warrants
United Kingdom
Leo Holdings Corp., expiring 4/5/2023 125,000 82,900 (63,350) (3.4)
United States
Akazoo SA, expiring 12/31/2024 425,000 212,500 56,100 3.0
Blue Bird Corp., expiring 2/24/2020 53,842 318,745 119,529 6.5
ChaSerg Technology Acquisition Corp., expiring 9/30/2023 90,000 198,000 132,264 7.1
Clarivate Analytics plc, expiring 5/13/2024 77,500 484,375 410,750 22.2
Falcon Minerals Corp., expiring 8/23/2023 250,000 75,000 (95,000) (5.1)
Far Point Acquisition Corp., expiring 6/1/2025 33,333 43,000 (7,000) (0.4)
Forum Merger II Corp., expiring 9/30/2025 180,000 82,818 (6,282) (0.3)
Gordon Pointe Acquisition Corp., expiring 1/25/2023 122,980 44,273 (4,858) (0.3)
Graf Industrial Corp., expiring 12/31/2025 198,000 86,724 (396) (0.0)
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 343,006 27,440 (268,437) (14.5)
Inspired Entertainment, Inc., expiring 12/23/2021 636,986 273,904 82,808 4.5
KBL Merger Corp. IV, expiring 1/15/2024 500,000 40,000 (8,400) (0.5)
Legacy Acquisition Corp., expiring 11/30/2022 250,000 134,400 46,900 2.5
Leisure Acquisition Corp., expiring 12/28/2022 125,000 123,750 23,750 1.3
Limbach Holdings, Inc., expiring 7/20/2021 168,252 25,406 (55,456) (3.0)
Megalith Financial Acquisition Corp., expiring 9/21/2023 128,200 41,037 (14,102) (0.8)
Mudrick Capital Acquisition Corp., expiring 3/12/2025 250,000 125,000 1,500 0.1
National Energy Services Reunited Corp., expiring 6/6/2023 409,500 368,550 (163,800) (8.8)
Nesco Holdings, Inc., expiring 1/1/2025 83,334 39,167 (62,500) (3.4)
NextDecade Corp., expiring 7/24/2022 547,771 191,720 38,344 2.1
OneSpaWorld Holdings Ltd., expiring 3/19/2024 99,990 583,942 506,739 27.3
Pensare Acquisition Corp., expiring 8/8/2022 250,000 82,500 1,375 0.1
Purple Innovation, Inc., expiring 2/2/2023 384,000 330,240 264,960 14.3

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY
NO. OF
WARRANTS
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Ranpak Holdings Corp., expiring 6/3/2024 125,000 142,500 25,000 1.3
Repay Holdings Corp., expiring 7/11/2024 180,000 201,600 201,600 10.9
Rimini Street, Inc., expiring 9/30/2022 471,690 56,603 (249,996) (13.5)
Rosehill Resources, Inc., expiring 4/27/2022 244,800 22,032 (67,198) (3.6)
Sirius International Insurance Group Ltd., expiring 11/5/2023 286,625 95,160 (191,465) (10.3)
Spartan Energy Acquisition Corp., expiring 10/1/2023 48,333 26,583 (31,416) (1.7)
Tiberius Acquisition Corp., expiring 4/10/2023 117,500 133,950 86,950 4.7
VectoIQ Acquisition Corp., expiring 6/11/2023 180,000 106,200 35,640 1.9
Verra Mobility Corp., expiring 10/17/2023 66,667 269,335 156,001 8.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.36% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
04/15/2020
- 12/26/2024 $202,751,852 $1,245,478 $259,997 $1,505,475
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Netherlands
InterXion Holding NV 28,000 2,346,680 (117,724) (7.8)
United States
Acacia Communications, Inc. 117,719 7,982,525 425,128 28.2
Achillion Pharmaceuticals, Inc. 200,477 1,208,876 (45,128) (3.0)
Advanced Disposal Services, Inc. 248,030 8,152,746 101,472 6.7
Aircastle Ltd. 18,000 576,180 (2,186) (0.1)
Allergan plc 55,645 10,637,655 1,553,052 103.2
Anixter International, Inc. 28,865 2,658,466 160,437 10.7
ArQule, Inc. 176,800 3,528,928 48,627 3.2
Audentes Therapeutics, Inc. 110,625 6,619,800 77,803 5.2
Caesars Entertainment Corp. 493,627 6,713,327 1,031,680 68.5
Carolina Financial Corp. 12,000 518,760 14,776 1.0
Cincinnati Bell, Inc. 35,000 366,450 2,045 0.1
Cision Ltd. 87,533 872,704 (4,807) (0.3)
Continental Building Products, Inc. 19,100 695,813 5,488 0.4
Cypress Semiconductor Corp. 416,923 9,726,814 310,111 20.6
El Paso Electric Co. 42,213 2,865,841 57,354 3.8
Fitbit, Inc. 348,000 2,286,360 (184,714) (12.3)
Genworth Financial, Inc. 250,774 1,103,406 (7,523) (0.5)
IBERIABANK Corp. 30,566 2,287,254 (66,691) (4.4)
Independent Bank Group, Inc. 19,968 1,107,026 (73,818) (4.9)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Instructure, Inc. 25,400 1,224,534 (12,763) (0.8)
KEMET Corp. 146,200 3,954,710 136,566 9.1
Liberty Property Trust 38,000 2,281,900 72,013 4.8
LogMeIn, Inc. 14,000 1,200,360 (976) (0.1)
Mellanox Technologies Ltd. 78,382 9,184,803 422,222 28.0
Pacific Biosciences of California, Inc. 197,259 1,013,911 (71,019) (4.7)
Pattern Energy Group, Inc. 123,600 3,306,918 (49,512) (3.3)
Ra Pharmaceuticals, Inc. 132,723 6,228,690 112,933 7.5
Raytheon Co. 12,636 2,776,635 369,982 24.6
Sprint Corp. 1,160,132 6,044,288 (1,867,813) (124.1)
Tallgrass Energy LP 242,800 5,370,736 205 0.0
Tech Data Corp. 23,100 3,317,160 119,910 8.0
Tiffany & Co. 70,507 9,423,261 33,815 2.2
WABCO Holdings, Inc. 84,251 11,416,010 284,495 18.9
WellCare Health Plans, Inc. 28,785 9,505,095 1,770,326 117.6
Wesco Aircraft Holdings, Inc. 37,392 412,060 38 0.0
William Lyon Homes 41,177 822,716 (10,241) (0.7)
Wright Medical Group NV 273,372 8,332,379 290,715 19.3
Zayo Group Holdings, Inc. 181,375 6,284,644 199,465 13.2
Short Positions
Common Stocks
United States
AbbVie, Inc. (48,189) (4,266,654) (1,008,114) (67.0)
Centene Corp. (97,293) (6,116,811) (1,657,730) (110.1)
Digital Realty Trust, Inc. (19,788) (2,369,415) 151,103 10.0
Eldorado Resorts, Inc. (48,351) (2,883,654) (997,965) (66.3)
First Horizon National Corp. (139,735) (2,314,012) 56,044 3.7
Prologis, Inc. (25,650) (2,286,441) (68,327) (4.5)
Taylor Morrison Home Corp. (32,895) (719,085) 15,314 1.0
Texas Capital Bancshares, Inc. (19,369) (1,099,578) 82,780 5.5
T-Mobile US, Inc. (118,996) (9,331,666) 86,867 5.8
United Bankshares, Inc. (13,560) (524,230) (10,577) (0.7)
United Technologies Corp. (29,502) (4,418,220) (474,097) (31.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.36% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
09/24/2020
- 12/06/2024 $79,009,301 $320,598 $(201,436) $119,162
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Exact Sciences Corp. 4,058 375,284 36,154 30.3
PRINCIPAL
Convertible Bonds
Argentina
MercadoLibre, Inc., 2.00%, 8/15/2028 3,900,000 5,842,243 6,322 5.3
Germany
Deutsche Bank AG, 1.00%, 5/1/2023 3,375,000 3,766,993 358,324 300.7
United States
Air Transport Services Group, Inc., 1.13%, 10/15/2024 3,000,000 2,926,236 34,323 28.8
Allegheny Technologies, Inc., 4.75%, 7/1/2022 3,150,000 5,077,753 248,081 208.2
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024 1,625,000 1,372,618 (41,363) (34.7)
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,200,000 5,052,151 215,492 180.8
DISH Network Corp., 3.38%, 8/15/2026 2,925,000 2,850,804 136,922 114.9
Guess?, Inc., 2.00%, 4/15/2024 2,250,000 2,477,558 224,642 188.5
Infinera Corp., 2.13%, 9/1/2024 1,700,000 1,806,665 338,174 283.8
Liberty Media Corp., 2.25%, 12/1/2048 2,600,000 3,090,857 28,465 23.9
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/2023 1,900,000 1,641,615 94,397 79.2
Lumentum Holdings, Inc., 0.25%, 3/15/2024 2,875,000 4,192,446 808,375 678.4
Meritor, Inc., 3.25%, 10/15/2037 2,075,000 2,271,955 174,738 146.6
Splunk, Inc., 1.13%, 9/15/2025 1,425,000 1,761,960 238,521 200.2
Zendesk, Inc., 0.25%, 3/15/2023 3,900,000 5,322,116 75,309 63.2
SHARES
Short Positions
Common Stocks
Argentina
MercadoLibre, Inc. (7,212) (4,124,831) (89,626) (75.2)
United States
Air Transport Services Group, Inc. (51,253) (1,202,395) (71,880) (60.3)
Allegheny Technologies, Inc. (182,024) (3,760,616) (116,640) (97.9)
Atlas Air Worldwide Holdings, Inc. (9,045) (249,371) (22,192) (18.6)
Cleveland-Cliffs, Inc. (397,996) (3,343,166) (228,840) (192.0)
DISH Network Corp. (24,234) (859,580) (20,817) (17.5)
Guess?, Inc. (54,109) (1,210,959) (213,971) (179.6)
Infinera Corp. (111,916) (888,613) (240,465) (201.8)
JPMorgan Chase & Co. (16,910) (2,357,254) (260,767) (218.8)
Ligand Pharmaceuticals, Inc. (1,759) (183,446) 8,277 6.9
Live Nation Entertainment, Inc. (26,873) (1,920,613) (75,264) (63.2)
Lumentum Holdings, Inc. (37,942) (3,008,801) (818,647) (687.0)
Meritor, Inc. (27,546) (721,430) (126,799) (106.4)
Splunk, Inc. (6,630) (992,975) (215,786) (181.1)
Zendesk, Inc. (47,614) (3,648,661) (117,449) (98.6)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Convertible Bonds
Exact Sciences Corp., 0.38%, 3/15/2027 (625,000) (707,336) (45,412) (38.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-1.00% to 0.30%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
12-61 months
maturity
ranging from
04/17/2020
- 07/03/2023 $10,738,764 $(13,275,552) $14,510 $(13,261,042)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Penson Technologies LLC, Class B Shares(a) 9,326,216 93 84 (0.0)
China
SINA Corp. 26,694 1,065,891 (2,188,374) 16.5
United States
Altaba, Inc. 212,645 4,306,061 (11,093,823) 83.7
FHLMC 78,659 236,276 111,995 (0.8)
Fitbit, Inc. 651,308 4,279,094 (242,397) 1.8
FNMA 27,686 86,380 41,252 (0.3)
Genworth Financial, Inc. 51,097 224,827 30,658 (0.2)
Short Positions
Common Stocks
United States
Intrexon Corp. (98,566) (540,142) 65,053 (0.5)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 9,984,787 $ – $ 9,984,787
BARC
Cash – 1,412,095 1,412,095
CITG
Cash – 2,025,170 2,025,170
Investment Companies – 384,595 384,595
GSIN
Cash 14,341,000 – 14,341,000
U.S. Treasury Bills 31,007,197 – 31,007,197
JPMC
Investment Companies 19,020,912 – 19,020,912
JPMS
Cash – 111,113 111,113
MLIN
Cash 110,000 – 110,000

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
LONG POSITIONS - 137.6%
COMMON STOCKS - 42.8%
Austria - 0.3%
ams AG* 19,559 $ 794,056
Belgium - 2.1%
Ageas(a) 48,546 2,870,651
bpost SA(a) 29,149 337,011
Solvay SA(a) 4,394 511,430
UCB SA(a) 21,189 1,686,106
5,405,198
—
Canada - 4.2%
Air Canada(1)*(a) 48,009 1,793,476
Alimentation Couche-Tard, Inc., Class
B(1)(a) 31,526 1,000,490
Atco Ltd., Class I(1)(a) 14,042 538,193
Canadian Imperial Bank of
Commerce(1)(a) 553 46,018
CGI, Inc.(1)*(a) 2,836 237,333
CI Financial Corp.(1)(a) 20,226 338,151
Empire Co. Ltd., Class A(1)(a) 42,412 994,855
Finning International, Inc.(1)(a) 22,650 441,296
George Weston Ltd.(1)(a) 1,038 82,349
Gildan Activewear , Inc.(1)(a) 1,648 48,721
iA Financial Corp., Inc.(1)(a) 7,148 392,643
Linamar Corp.(1)(a) 14,829 561,048
Magna International, Inc.(1)(a) 21,344 1,170,300
Manulife Financial Corp.(1)(a) 9,345 189,699
Methanex Corp.(1)(a) 14,886 574,897
Open Text Corp.(1)(a) 4,453 196,219
Quebecor, Inc., Class B(1)(a) 15,713 401,008
Seven Generations Energy Ltd., Class
A(1)*(a) 37,697 245,885
Shaw Communications, Inc., Class
B(1)(a) 3,103 62,966
Teck Resources Ltd., Class B(1)(a) 54,649 947,746
Thomson Reuters Corp.(1)(a) 7,962 569,551
Tourmaline Oil Corp.(1)(a) 9,122 106,917
10,939,761
—
China - 0.3%
Yangzijiang Shipbuilding Holdings
Ltd.(b) 800,000 666,854
Denmark - 4.3%
Carlsberg A/S, Class B(a) 21,364 3,188,277
Coloplast A/S, Class B(a) 1,010 125,302
FLSmidth & Co. A/S(b) 8,393 334,702
GN Store Nord A/S(a) 37,287 1,754,007
H Lundbeck A/S(a) 31,712 1,212,366
Novo Nordisk A/S, Class B(a) 39,346 2,280,055
Pandora A/S(a) 35,543 1,545,718
Rockwool International A/S, Class B 3,345 793,193
Vestas Wind Systems A/S 450 45,453
11,279,073
—
Finland - 2.0%
Fortum OYJ(a) 94,832 2,340,780
Kesko OYJ, Class B(a) 14,452 1,022,970
Kone OYJ, Class B(a) 10,636 695,465
INVESTMENTS SHARES VALUE
Finland - 2.0% (continued)
Orion OYJ, Class B(a) 5,023 $ 232,623
UPM- Kymmene OYJ(a) 25,221 875,030
5,166,868
—
Germany - 0.8%
Deutsche Lufthansa AG (Registered)
(a) 115,832 2,127,918
Italy - 5.9%
A2A SpA 891,717 1,674,503
Assicurazioni Generali SpA (a) 110,029 2,271,527
Autogrill SpA (a) 40,732 426,407
Banca Generali SpA 3,809 123,826
BPER Banca(a) 278,764 1,402,614
Enel SpA (a) 169,591 1,347,201
Eni SpA (a) 138,960 2,158,220
Hera SpA 241,945 1,059,729
Italgas SpA 183,613 1,122,554
Leonardo SpA (a) 109,337 1,282,232
Poste Italiane SpA (a)(c) 43,034 488,990
Snam SpA (a) 185,383 974,707
Unipol Gruppo SpA (a) 171,236 983,078
15,315,588
—
Luxembourg - 0.0%(d)
Aperam SA(a) 1,967 63,397
Malta - 0.2%
Kindred Group plc, SDR 88,552 543,256
Netherlands - 4.6%
ASM International NV(a) 16,690 1,883,840
ASR Nederland NV(a) 43,757 1,639,816
Koninklijke Ahold Delhaize NV(a) 138,098 3,462,447
Koninklijke Philips NV(a) 18,096 884,600
NN Group NV(a) 18,931 719,810
Randstad NV(a) 4,943 302,883
Signify NV(a)(c) 50,528 1,581,466
Wolters Kluwer NV(a) 22,470 1,640,659
12,115,521
—
Norway - 1.1%
Equinor ASA(a) 37,639 750,608
Leroy Seafood Group ASA(a) 90,879 604,982
Orkla ASA(a)(b) 42,933 435,376
Salmar ASA(a) 18,207 933,040
Telenor ASA(a) 2,847 51,034
2,775,040
—
Singapore - 0.5%
ComfortDelGro Corp. Ltd. 291,200 515,252
Genting Singapore Ltd. 1,300,800 890,773
1,406,025
—
Spain - 5.5%
ACS Actividades de Construccion y
Servicios SA(a) 31,183 1,250,880
Banco Bilbao Vizcaya Argentaria
SA(a) 66,449 373,067
Enagas SA(a) 76,098 1,943,712

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Spain - 5.5% (continued)
Endesa SA(a) 94,571 $ 2,525,493
Iberdrola SA(a) 206,786 2,131,047
Mapfre SA(a) 125,665 333,206
Naturgy Energy Group SA(a) 64,370 1,620,903
Red Electrica Corp. SA(a) 142,570 2,872,751
Repsol SA(a) 75,640 1,188,317
14,239,376
—
Sweden - 3.7%
Assa Abloy AB, Class B 2,374 55,493
Axfood AB(a)(b) 19,389 431,792
Electrolux AB, Series B(a) 31,409 772,138
Essity AB, Class B 95,169 3,065,036
Getinge AB, Class B 20,758 386,040
ICA Gruppen AB 4,229 197,545
Sandvik AB 11,168 217,523
Securitas AB, Class B(a) 42,505 732,328
Skanska AB, Class B(a) 35,275 797,978
Swedish Match AB(a)(b) 9,500 489,409
Swedish Orphan Biovitrum AB* 53,169 881,318
Telefonaktiebolaget LM Ericsson,
Class B 186,410 1,628,816
Volvo AB, Class B 7,704 128,974
9,784,390
—
Switzerland - 5.7%
Adecco Group AG (Registered)(a) 33,098 2,092,530
dormakaba Holding AG*(a) 233 166,798
Flughafen Zurich AG (Registered) 684 124,850
Helvetia Holding AG (Registered) 6,435 908,938
LafargeHolcim Ltd. (Registered)*(a) 15,783 875,601
Nestle SA (Registered)(a) 20,046 2,170,286
Novartis AG (Registered)(a) 31,258 2,959,808
Roche Holding AG(a) 10,784 3,504,830
Sonova Holding AG (Registered)(a) 7,826 1,789,091
UBS Group AG (Registered)*(a)(b) 12,473 157,402
14,750,134
—
United Kingdom - 1.0%
Fiat Chrysler Automobiles NV(a) 124,106 1,840,061
Unilever NV(a) 12,138 696,609
2,536,670
—
United States - 0.6%
Alliance Data Systems Corp.(1)(a) 485 54,417
BRP, Inc.(1)(a) 23,728 1,081,013
Morgan Stanley(1) 10,611 542,434
1,677,864
—
TOTAL COMMON STOCKS
(Cost $93,184,382) 111,586,989
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 94.8%
INVESTMENT COMPANIES - 32.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(1)(e)(f) 2,200,834 $ 2,200,834
Limited Purpose Cash Investment
Fund, 1.61%(1)(e)(g) 81,189,187 81,189,187
TOTAL INVESTMENT COMPANIES
(Cost $83,364,936) 83,390,021
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62.8%
U.S. Treasury Bills
1.89%, 2/27/2020(h) $ 22,600,000 22,546,915
1.88%, 3/5/2020(h) 22,600,000 22,540,576
1.84%, 3/12/2020(h)( i ) 41,272,000 41,151,423
1.89%, 3/19/2020(h)( i ) 22,600,000 22,528,378
1.88%, 3/26/2020(h)( i ) 6,514,000 6,491,083
1.70%, 4/9/2020(h)( i ) 12,516,000 12,464,033
1.63%, 4/16/2020(h)( i ) 33,542,000 33,393,525
1.62%, 4/30/2020(h)( i ) 3,071,000 3,055,504
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $164,069,747) 164,171,437
TOTAL SHORT-TERM INVESTMENTS
(Cost $247,434,683) 247,561,458
TOTAL LONG POSITIONS
(Cost $340,619,065) 359,148,447
SHARES
SHORT POSITIONS - (31.1)%
COMMON STOCKS - (31.1)%
Belgium - (1.1)%
Umicore SA (59,042) (2,877,353)
Canada - (4.5)%
Agnico Eagle Mines Ltd.(1) (4,229) (260,472)
AltaGas Ltd.(1) (56,665) (863,143)
BlackBerry Ltd.(1)* (11,286) (72,572)
Bombardier, Inc., Class B(1)* (375,678) (558,360)
Brookfield Asset Management, Inc.,
Class A(1) (3,017) (174,322)
Cameco Corp.(1) (72,889) (647,753)
Canada Goose Holdings, Inc.(1)* (15,041) (544,513)
Dollarama, Inc.(1) (8,691) (298,702)
Element Fleet Management Corp.(1) (50,797) (433,821)
Enbridge, Inc.(1) (30,283) (1,204,043)
Franco-Nevada Corp.(1) (2,066) (213,338)
Inter Pipeline Ltd.(1) (52,825) (916,927)
Keyera Corp.(1) (21,003) (550,246)
Pembina Pipeline Corp.(1) (25,877) (959,115)
PrairieSky Royalty Ltd.(1) (48,271) (566,145)
Restaurant Brands International, Inc.
(1) (1,251) (79,749)
Saputo, Inc.(1) (3,546) (109,776)
Shopify, Inc., Class A(1)* (252) (100,195)
SNC-Lavalin Group, Inc.(1) (62,451) (1,440,381)
Stars Group, Inc. (The)(1)* (30,124) (786,186)
TC Energy Corp.(1) (11,038) (587,877)
Vermilion Energy, Inc.(1) (19,124) (312,658)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Canada - (4.5)% (continued)
West Fraser Timber Co. Ltd.(1) (1,043) $ (46,008)
(11,726,302)
—
Denmark - (2.8)%
AP Moller - Maersk A/S, Class B (1,092) (1,575,567)
Chr Hansen Holding A/S (22,933) (1,823,057)
Dfds A/S (10,998) (536,873)
DSV Panalpina A/S (10,874) (1,253,513)
Genmab A/S* (6,298) (1,400,698)
Novozymes A/S, Class B (15,960) (781,196)
(7,370,904)
—
Finland - (0.9)%
Huhtamaki OYJ (28,800) (1,337,187)
Nokian Renkaat OYJ (11,530) (331,625)
Nordea Bank Abp (8,247) (66,720)
Outokumpu OYJ (210,629) (663,822)
(2,399,354)
—
France - 0.0%(d)
Adevinta ASA, Class B* (10,262) (121,905)
Italy - (4.2)%
Amplifon SpA (16,489) (474,541)
Banco BPM SpA * (20,519) (46,701)
Davide Campari-Milano SpA (44,201) (403,878)
DiaSorin SpA (1,314) (170,174)
FinecoBank Banca Fineco SpA (257,609) (3,090,229)
Freni Brembo SpA (73,907) (917,604)
Moncler SpA (4,924) (221,617)
Pirelli & C SpA (c) (228,132) (1,316,703)
Prysmian SpA (43,228) (1,043,491)
Saipem SpA * (262,659) (1,284,590)
UniCredit SpA (47,177) (689,585)
Unione di Banche Italiane SpA (360,249) (1,177,603)
(10,836,716)
—
Luxembourg - (0.9)%
ArcelorMittal SA (120,988) (2,131,770)
Tenaris SA (20,735) (234,926)
(2,366,696)
—
Netherlands - (3.3)%
Adyen NV*(c) (1,391) (1,144,231)
Aegon NV (31,996) (146,465)
Altice Europe NV* (316,233) (2,047,767)
Boskalis Westminster (32,447) (831,433)
Koninklijke DSM NV (721) (94,268)
Koninklijke Vopak NV (24,755) (1,345,196)
OCI NV* (30,476) (645,230)
SBM Offshore NV (75,954) (1,419,050)
Takeaway.com NV*(c) (10,645) (983,985)
(8,657,625)
—
Norway - (0.6)%
Norsk Hydro ASA (175,749) (653,542)
Schibsted ASA, Class A (22,540) (681,958)
Yara International ASA (5,819) (242,442)
(1,577,942)
—
INVESTMENTS SHARES VALUE
Singapore - (0.4)%
City Developments Ltd. (40,900) $ (332,878)
Keppel Corp. Ltd. (3,200) (16,123)
Singapore Telecommunications Ltd. (232,600) (583,157)
(932,158)
—
Spain - (4.3)%
Banco de Sabadell SA (80,323) (94,051)
Banco Santander SA (143,238) (600,561)
Bankia SA (379,452) (812,464)
CaixaBank SA (124,619) (392,433)
Cellnex Telecom SA(c) (79,441) (3,426,738)
Ferrovial SA (105,582) (3,198,834)
Grifols SA (73,200) (2,586,265)
(11,111,346)
—
Sweden - (2.4)%
Atlas Copco AB, Class A (6,924) (276,376)
BillerudKorsnas AB (64,426) (761,292)
Elekta AB, Class B (34,622) (456,776)
Epiroc AB, Class A (29,471) (360,408)
Hexagon AB, Class B (6,343) (355,533)
Hexpol AB (60,398) (593,563)
Husqvarna AB, Class B (90,091) (721,963)
Saab AB, Class B (8,009) (268,584)
Svenska Cellulosa AB SCA, Class B (57,074) (578,765)
Svenska Handelsbanken AB, Class A (77,062) (829,977)
Tele2 AB, Class B (66,867) (970,511)
(6,173,748)
—
Switzerland - (5.1)%
ABB Ltd. (Registered) (4,699) (113,355)
Chocoladefabriken Lindt & Spruengli
AG (65) (504,353)
Cie Financiere Richemont SA
(Registered) (10,644) (831,838)
Clariant AG (Registered)* (3,999) (89,371)
EMS- Chemie Holding AG
(Registered) (89) (58,512)
Idorsia Ltd.* (27,273) (843,258)
Julius Baer Group Ltd.* (29,109) (1,500,654)
Lonza Group AG (Registered)* (4,122) (1,503,736)
Schindler Holding AG (2,202) (559,971)
Sika AG (Registered) (13,598) (2,553,644)
Straumann Holding AG (Registered) (771) (756,299)
Temenos AG (Registered)* (8,938) (1,413,896)
Vifor Pharma AG (15,340) (2,799,633)
(13,528,520)
—

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $99,823,660.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $750,740.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $(4,801,201), which represents approximately (1.84)% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of December 31, 2019.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) For the period ended December 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
INVESTMENTS SHARES VALUE
United Kingdom - (0.4)%
Subsea 7 SA (93,410) $ (1,117,475)
Zambia - (0.2)%
First Quantum Minerals Ltd.(1) (41,257) (418,432)
TOTAL COMMON STOCKS
(Proceeds$(79,836,119)) (81,216,476)
TOTAL SHORT POSITIONS
(Proceeds $(79,836,119)) (81,216,476)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 106.5%
(Cost $260,782,946) 277,931,971
LIABILITIES IN EXCESS OF OTHER
ASSETS - (6.5)%(j) (17,012,154)
NET ASSETS - 100.0% $260,919,817
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (7,317,028) (2.8) %
Consumer Discretionary 1,844,951 0.7
Consumer Staples 17,757,457 6.8
Energy (6,696,058) (2.6)
Financials 3,726,283 1.4
Health Care 6,704,767 2.6
Industrials 6,661,493 2.6
Information Technology 1,708,255 0.7
Materials (12,975,161) (5.0)
Real Estate (332,878) (0.1)
Utilities 19,288,432 7.4
Short-Term Investments 247,561,458 94.8
Total Investments In Securities
At Value 277,931,971 106.5
Liabilities in Excess of Other
Assets(j) (17,012,154) (6.5)
Net Assets
$ 260,919,817 100.0%
AFFILIATE
SHARES
HELD AT
12/31/18
SHARES
PURCHASED
SHARES
SOLD
SHARES
HELD AT
12/31/19
VALUE AT
12/31/19
DIVIDEND
INCOME
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
SHORT-TERM INVESTMENTS - 31.1%
INVESTMENT COMPANIES - 31.1%
Limited Purpose Cash
Investment Fund,
1.61%(1)^(a)
(Cost $81,164,102) 740,706,994 603,078,855 (1,262,596,662) 81,189,187 $81,189,187 $7,562,510 $83,254 $(101,911)
^    No longer affiliated as of December 31, 2019.
(a) Represents 7-day effective yield as of December 31, 2019.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 185,003 USD 139,189 CITI 3/18/2020 $ 3,318
CAD 184,997 USD 139,185 JPMC 3/18/2020 3,317
CHF 386,000 USD 400,770 CITI 3/18/2020 212
CHF 386,000 USD 400,771 JPMC 3/18/2020 211
DKK 156,500 USD 23,479 CITI 3/18/2020 135
DKK 156,500 USD 23,479 JPMC 3/18/2020 135
EUR 3,985,000 USD 4,460,486 CITI 3/18/2020 30,611
EUR 3,985,000 USD 4,460,492 JPMC 3/18/2020 30,604
NOK 308,998 USD 33,814 CITI 3/18/2020 1,389
NOK 309,002 USD 33,815 JPMC 3/18/2020 1,389
SEK 717,000 USD 76,756 CITI 3/18/2020 73
SEK 717,000 USD 76,756 JPMC 3/18/2020 73
SGD 210,000 USD 155,877 CITI 3/18/2020 376
SGD 210,000 USD 155,877 JPMC 3/18/2020 376
USD 1,542 CAD 2,000 CITI 3/18/2020 1
USD 1,542 CAD 2,000 JPMC 3/18/2020 1
USD 5,197 CHF 5,000 CITI 3/18/2020 3
USD 5,197 CHF 5,000 JPMC 3/18/2020 3
USD 141,073 DKK 934,500 CITI 3/18/2020 62
USD 141,073 DKK 934,500 JPMC 3/18/2020 62
USD 31,587 EUR 28,000 CITI 3/18/2020 31
USD 31,587 EUR 28,000 JPMC 3/18/2020 31
USD 1,939 NOK 17,000 CITI 3/18/2020 2
USD 1,939 NOK 17,000 JPMC 3/18/2020 2
USD 646 SEK 6,000 CITI 3/18/2020 3
USD 646 SEK 6,000 JPMC 3/18/2020 3
Total unrealized appreciation 72,423
EUR 1,610,500 USD 1,815,173 CITI 3/18/2020 (140)
EUR 1,610,500 USD 1,815,175 JPMC 3/18/2020 (142)
SEK 599,000 USD 64,523 CITI 3/18/2020 (338)
SEK 599,000 USD 64,523 JPMC 3/18/2020 (338)
USD 568,113 CAD 747,154 CITI 3/18/2020 (7,415)
USD 568,102 CAD 747,140 JPMC 3/18/2020 (7,415)
USD 1,714,379 CHF 1,687,994 CITI 3/18/2020 (39,132)
USD 1,714,390 CHF 1,688,006 JPMC 3/18/2020 (39,135)
USD 1,719,501 DKK 11,499,500 CITI 3/18/2020 (15,705)
USD 1,719,498 DKK 11,499,500 JPMC 3/18/2020 (15,708)
USD 15,892,769 EUR 14,281,003 CITI 3/18/2020 (201,921)
USD 15,892,742 EUR 14,280,997 JPMC 3/18/2020 (201,942)
USD 25,522 HKD 200,000 CITI 3/18/2020 (128)
USD 25,522 HKD 200,000 JPMC 3/18/2020 (129)
USD 81,891 NOK 729,998 CITI 3/18/2020 (1,277)
USD 81,891 NOK 730,002 JPMC 3/18/2020 (1,277)
USD 2,173,491 SEK 20,760,500 CITI 3/18/2020 (51,058)
USD 2,173,488 SEK 20,760,500 JPMC 3/18/2020 (51,057)
USD 941,563 SGD 1,280,996 CITI 3/18/2020 (11,581)
USD 941,567 SGD 1,281,004 JPMC 3/18/2020 (11,582)
Total unrealized depreciation (657,420)
Net unrealized depreciation $ (584,997)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
Total Return Basket Swaps Outstanding at December 31, 2019
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Reserve
Bank of Australia Cash Rate
("RBACR") plus or minus a
specified spread (-0.88% to
0.45%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
11-73 months
maturity
10/14/2020 $12,277,250 $(692,925) $(329,281) $(1,022,206)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 23,629 340,106 (25,344) 2.5
Aurizon Holdings Ltd. 566,632 2,079,498 95,184 (9.3)
Beach Energy Ltd. 50,167 88,733 3,055 (0.3)
Bendigo & Adelaide Bank Ltd. 14,462 99,236 (258) 0.0
BlueScope Steel Ltd. 99,596 1,054,881 170,015 (16.6)
CIMIC Group Ltd. 43,590 1,013,451 (187,076) 18.3
Fortescue Metals Group Ltd. 59,039 445,057 85,435 (8.4)
Harvey Norman Holdings Ltd. 69,188 197,608 7,546 (0.7)
Iluka Resources Ltd. 30,770 201,475 6,409 (0.6)
Incitec Pivot Ltd. 57,308 128,031 (2,943) 0.3
South32 Ltd. 125,764 237,457 (105,408) 10.3
Telstra Corp. Ltd. 98,898 245,662 (12,114) 1.2
Short Positions
Common Stocks
Australia
Alumina Ltd. (74,596) (120,488) (2,236) 0.2
AMP Ltd. (217,595) (292,708) 2,862 (0.3)
Challenger Ltd. (200,498) (1,140,939) 92,317 (9.0)
Computershare Ltd. (3,851) (45,403) (4,110) 0.4
Domino's Pizza Enterprises Ltd. (4,605) (169,261) (27,741) 2.7
Ramsay Health Care Ltd. (9,665) (491,734) (53,270) 5.2
SEEK Ltd. (99,824) (1,579,984) (242,360) 23.7
Sydney Airport (25,486) (154,846) (30,913) 3.0
Worley Ltd. (105,792) (1,142,824) (116,860) 11.4
United States
James Hardie Industries plc (51,568) (1,007,868) (345,115) 33.8

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-4.00% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
22-85 months
maturity
10/13/2021 $69,754,477 $(4,184,404) $(547,539) $(4,731,943)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Atos SE 9,080 758,752 (85,489) 1.8
Carrefour SA 45,165 759,615 (93,532) 2.0
Cie de Saint-Gobain 25,918 1,061,753 65,024 (1.4)
CNP Assurances 34,965 696,683 (44,877) 0.9
Danone SA 6,150 510,733 (11,403) 0.2
Electricite de France SA 81,778 912,502 (130,003) 2.7
Engie SA 98,364 1,593,333 44,244 (0.9)
Eutelsat Communications SA 68,264 1,112,279 (113,612) 2.4
Natixis SA 152,193 677,946 40,805 (0.9)
Peugeot SA 96,361 2,320,100 (237,044) 5.0
Publicis Groupe SA 32,524 1,474,685 (38,770) 0.8
Sanofi 11,957 1,200,811 122,680 (2.6)
Veolia Environnement SA 21,430 570,217 35,463 (0.7)
Germany
adidas AG 3,635 1,183,258 282,398 (6.0)
Bayer AG (Registered) 15,653 1,272,536 71,806 (1.5)
CECONOMY AG 105,140 635,597 18,822 (0.4)
Covestro AG 31,328 1,457,696 (991,374) 21.0
Fresenius Medical Care AG & Co. KGaA 17,293 1,273,246 38,471 (0.8)
HeidelbergCement AG 16,430 1,193,884 35,931 (0.8)
HOCHTIEF AG 9,342 1,189,385 26,460 (0.6)
HUGO BOSS AG 30,093 1,456,626 85,703 (1.8)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 4,424 1,305,491 200,709 (4.2)
ProSiebenSat.1 Media SE 89,842 1,398,225 31,558 (0.7)
Rheinmetall AG 12,324 1,413,095 (92,179) 1.9
Software AG 18,211 634,063 (133,249) 2.8
Volkswagen AG (Preference) 4,401 866,286 88,156 (1.9)
Luxembourg
SES SA 87,792 1,233,974 (433,401) 9.2
United Kingdom
Dialog Semiconductor plc 33,127 1,682,428 487,173 (10.3)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Altran Technologies SA (34,039) (542,346) (247,472) 5.2
Bollore SA (111,589) (487,634) (32,953) 0.7
Cie Plastic Omnium SA (17,580) (493,660) (23,353) 0.5
Faurecia SE (18,547) (1,006,873) (97,857) 2.1
Iliad SA (11,508) (1,496,870) (217,387) 4.6
JCDecaux SA (22,547) (696,657) 23,210 (0.5)
Orpea (9,795) (1,256,649) (82,555) 1.7
Remy Cointreau SA (8,691) (1,068,140) 92,072 (1.9)
SEB SA (4,515) (671,506) 48,112 (1.0)
Ubisoft Entertainment SA (7,832) (542,626) 63,948 (1.4)
Valeo SA (32,977) (1,168,813) (247,177) 5.2
Worldline SA (19,392) (1,374,718) (57,196) 1.2
Germany
Delivery Hero SE (35,250) (2,793,889) (1,351,750) 28.6
Deutsche Bank AG (Registered) (464,593) (3,599,909) (183,173) 3.9
Fraport AG Frankfurt Airport Services Worldwide (10,441) (886,285) (46,616) 1.0
GEA Group AG (26,157) (865,783) (117,440) 2.5
Sartorius AG (Preference) (6,173) (1,319,553) (218,778) 4.6
thyssenkrupp AG (278,687) (3,744,747) 48,765 (1.0)
United Internet AG (Registered) (44,229) (1,448,467) 278,664 (5.9)
Zalando SE (35,725) (1,801,618) (630,064) 13.3
Luxembourg
Eurofins Scientific SE (2,813) (1,562,712) (298,462) 6.3
United States
QIAGEN NV (29,905) (1,018,962) (68,268) 1.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.13% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
22-85 months
maturity
10/13/2021 $71,818,253 $(260,702) $58,441 $(202,261)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 248,524 1,330,801 (274,048) 135.5

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa
Anglo American plc 36,648 1,052,822 133,067 (65.8)
Investec plc 207,284 1,218,161 (223,427) 110.5
United Kingdom
Aviva plc 162,987 904,667 63,028 (31.2)
BAE Systems plc 124,158 929,611 38,499 (19.0)
Barclays plc 644,426 1,536,618 194,330 (96.1)
Barratt Developments plc 202,897 2,008,972 356,279 (176.1)
Bellway plc 29,981 1,513,219 271,766 (134.4)
Berkeley Group Holdings plc 22,187 1,428,254 264,324 (130.7)
BT Group plc 431,332 1,099,116 (103,329) 51.1
Close Brothers Group plc 29,085 616,021 38,092 (18.8)
Drax Group plc 229,580 954,569 (161,321) 79.8
Hays plc 347,743 836,332 138,268 (68.4)
Inchcape plc 88,198 825,165 (26,321) 13.0
JD Sports Fashion plc 87,044 966,849 90,124 (44.6)
Kingfisher plc 290,723 836,913 892 (0.4)
Man Group plc 446,087 934,267 (57,919) 28.6
Marks & Spencer Group plc 282,657 801,463 15,785 (7.8)
Meggitt plc 124,897 1,087,849 160,493 (79.3)
Moneysupermarket.com Group plc 160,160 703,076 78,039 (38.6)
Persimmon plc 64,077 2,288,773 496,734 (245.6)
Playtech plc 116,518 612,550 (46,286) 22.9
Royal Mail plc 394,181 1,185,485 (81,706) 40.4
Tate & Lyle plc 143,899 1,449,903 26,234 (13.0)
Taylor Wimpey plc 572,260 1,467,317 180,311 (89.1)
WH Smith plc 30,212 1,041,220 199,746 (98.8)
William Hill plc 294,876 737,656 (209) 0.1
Short Positions
Common Stocks
Germany
TUI AG (88,170) (1,112,729) (147,575) 73.0
United Arab Emirates
NMC Health plc (53,089) (1,243,843) 508,116 (251.2)
United Kingdom
Admiral Group plc (37,519) (1,146,520) (63,275) 31.3
ASOS plc (31,016) (1,389,912) (192,521) 95.2
Beazley plc (145,230) (1,068,575) 4,020 (2.0)
Capita plc (296,649) (646,096) (28,044) 13.9
DS Smith plc (202,216) (1,028,497) (93,408) 46.2
easyJet plc (55,642) (1,048,120) (265,591) 131.3
GVC Holdings plc (156,574) (1,835,889) (514,489) 254.4
Hargreaves Lansdown plc (79,373) (2,036,014) (249,468) 123.3
Hiscox Ltd. (42,201) (796,597) (2,379) 1.2
HSBC Holdings plc (108,316) (847,946) 54,865 (27.1)
Informa plc (100,926) (1,147,895) (204,877) 101.3
InterContinental Hotels Group plc (15,604) (1,072,225) (19,841) 9.8
John Wood Group plc (322,910) (1,712,621) 683,848 (338.1)
Lloyds Banking Group plc (940,999) (779,544) (158,579) 78.4
Ocado Group plc (128,513) (2,180,483) (265,631) 131.3
Prudential plc (44,914) (860,581) (81,100) 40.1
Severn Trent plc (76,367) (2,546,130) (294,518) 145.6
St James's Place plc (138,196) (2,130,256) (219,990) 108.8
Tesco plc (317,829) (1,074,146) (28,386) 14.0

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Virgin Money UK plc (242,159) (604,543) (76,087) 37.6
Weir Group plc (The) (84,120) (1,682,399) 121,970 (60.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Hong Kong Overnight Index
Average (“HONIX”) plus or
minus a specified spread
(-4.00% to 0.45%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
11-73 months
maturity
10/15/2020 $10,447,966 $(608,424) $(113,755) $(722,179)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd. 41,000 295,865 (50,014) 6.9
CLP Holdings Ltd. 26,000 272,933 (41,713) 5.8
Henderson Land Development Co. Ltd. 81,050 397,717 33,090 (4.6)
HKT Trust & HKT Ltd. 51,000 71,874 (6,574) 0.9
Hysan Development Co. Ltd. 64,000 250,961 (77,496) 10.7
Kerry Properties Ltd. 175,000 555,814 (12,765) 1.8
Li & Fung Ltd. 1,140,000 124,416 (75,015) 10.4
Melco International Development Ltd. 192,000 539,405 (62,555) 8.7
New World Development Co. Ltd. 560,000 767,616 176 (0.0)
Sun Hung Kai Properties Ltd. 15,500 237,381 (4,594) 0.6
WH Group Ltd. 635,000 656,574 29,544 (4.1)
Wheelock & Co. Ltd. 57,000 379,978 (9,733) 1.3
Yue Yuen Industrial Holdings Ltd. 144,500 426,462 20,841 (2.9)
United Kingdom
CK Hutchison Holdings Ltd. 26,000 247,923 (20,238) 2.8
Short Positions
Common Stocks
Hong Kong
AIA Group Ltd. (68,200) (717,325) (167,320) 23.2
ASM Pacific Technology Ltd. (68,100) (945,253) (178,910) 24.8
Hang Seng Bank Ltd. (20,700) (427,868) 6,059 (0.8)
HK Electric Investments & HK Electric Investments Ltd. (342,000) (337,080) 4,722 (0.7)
Hong Kong & China Gas Co. Ltd. (46,000) (89,878) (1,835) 0.3
MTR Corp. Ltd. (145,808) (861,655) (65,352) 9.0
Swire Properties Ltd. (23,600) (78,183) (2,126) 0.3
Techtronic Industries Co. Ltd. (15,500) (126,506) (17,845) 2.5

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Vitasoy International Holdings Ltd. (26,000) (94,318) 6,590 (0.9)
Wharf Real Estate Investment Co. Ltd. (152,000) (927,438) 6,172 (0.9)
Italy
PRADA SpA (14,600) (60,353) (18,373) 2.5
Macau
MGM China Holdings Ltd. (341,200) (557,190) 96,840 (13.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Bank of
Japan Estimate Unsecured
Overnight Call Rate plus or
minus a specified spread
(-2.75% to 0.45%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
11-73 months
maturity
10/15/2020 $153,943,662 $(12,791,311) $(2,394,864) $(15,186,175)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Alfresa Holdings Corp. 56,700 1,151,863 (201,396) 1.3
Astellas Pharma, Inc. 81,900 1,398,032 128,845 (0.8)
Chubu Electric Power Co., Inc. 90,100 1,273,640 (94,215) 0.6
Fujitsu Ltd. 17,900 1,683,599 391,472 (2.6)
Haseko Corp. 121,100 1,625,628 (2,542) 0.0
Hitachi High-Technologies Corp. 26,900 1,905,045 849,821 (5.6)
Hitachi Ltd. 26,600 1,122,407 199,885 (1.3)
Japan Airlines Co. Ltd. 112,000 3,487,219 (827,829) 5.5
Kajima Corp. 105,700 1,405,302 (595,362) 3.9
Kamigumi Co. Ltd. 53,100 1,167,238 (47,222) 0.3
Matsumotokiyoshi Holdings Co. Ltd. 31,400 1,215,650 (64,748) 0.4
Mazda Motor Corp. 175,200 1,492,956 (242,098) 1.6
Nikon Corp. 96,300 1,177,716 (135,586) 0.9
Nitto Denko Corp. 21,200 1,192,029 35,376 (0.2)
Obayashi Corp. 187,000 2,076,946 (153,633) 1.0
Otsuka Corp. 29,600 1,182,074 58,320 (0.4)
Pola Orbis Holdings, Inc. 52,500 1,250,501 (655,908) 4.3
Shinsei Bank Ltd. 73,100 1,115,301 78,384 (0.5)
Shionogi & Co. Ltd. 27,600 1,707,378 (22,841) 0.2
Sojitz Corp. 424,300 1,367,560 (238,250) 1.6
Sumitomo Heavy Industries Ltd. 41,800 1,187,321 (332,700) 2.2
Taiheiyo Cement Corp. 46,700 1,370,790 (45,945) 0.3
Teijin Ltd. 72,800 1,360,060 119,210 (0.8)
Tosoh Corp. 86,300 1,329,520 (322,631) 2.1

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (95,800) (1,976,966) (192,833) 1.3
CyberAgent , Inc. (48,900) (1,703,470) 237,199 (1.6)
Daifuku Co. Ltd. (18,900) (1,142,219) (196,636) 1.3
Daiichi Sankyo Co. Ltd. (22,300) (1,472,787) (620,556) 4.1
FamilyMart Co. Ltd. (80,560) (1,929,388) 347,480 (2.3)
Fast Retailing Co. Ltd. (3,100) (1,841,630) (274,373) 1.8
GMO Payment Gateway, Inc. (16,300) (1,116,246) (10,371) 0.1
Japan Airport Terminal Co. Ltd. (22,500) (1,248,415) (356,287) 2.3
Kansai Paint Co. Ltd. (57,800) (1,412,004) (393,162) 2.6
Keio Corp. (23,000) (1,391,713) (224,798) 1.5
Kikkoman Corp. (40,300) (1,972,878) (233,032) 1.5
Kintetsu Group Holdings Co. Ltd. (28,700) (1,556,682) (416,270) 2.7
M3, Inc. (65,700) (1,981,223) (955,831) 6.3
Marui Group Co. Ltd. (72,900) (1,777,488) (435,108) 2.9
MISUMI Group, Inc. (48,800) (1,207,807) 10,558 (0.1)
MonotaRO Co. Ltd. (69,300) (1,844,834) (259,249) 1.7
Nidec Corp. (9,100) (1,242,913) (88,568) 0.6
Nippon Paint Holdings Co. Ltd. (54,100) (2,785,159) (987,588) 6.5
Odakyu Electric Railway Co. Ltd. (59,500) (1,388,077) (126,926) 0.8
Shimano, Inc. (9,600) (1,557,417) (184,057) 1.2
Softbank Corp. (99,100) (1,328,899) (1,107) 0.0
Sony Financial Holdings, Inc. (76,600) (1,838,773) (453,841) 3.0
Suzuki Motor Corp. (65,300) (2,725,750) 414,900 (2.7)
TOTO Ltd. (31,700) (1,338,599) (122,263) 0.8
Yamaha Corp. (23,000) (1,275,201) (354,740) 2.3
Yaskawa Electric Corp. (64,700) (2,437,314) (696,834) 4.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-5.35% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
10-61 months
maturity
10/15/2020 $476,390,557 $950,545 $231,481 $1,182,026
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alexion Pharmaceuticals, Inc. 19,647 2,124,823 8,466 0.7
Allstate Corp. (The) 15,242 1,713,963 245,910 20.8
Amdocs Ltd. 27,417 1,979,233 214,621 18.2
Arrow Electronics, Inc. 25,536 2,163,921 165,563 14.0

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Assured Guaranty Ltd. 39,462 1,934,427 225,358 19.1
Avnet, Inc. 54,436 2,310,264 11,218 0.9
Biogen, Inc. 8,954 2,656,920 559,432 47.3
Bio-Rad Laboratories, Inc. 4,742 1,754,682 441,575 37.4
Charles River Laboratories International, Inc. 10,997 1,679,902 364,827 30.9
Cisco Systems, Inc. 43,619 2,091,967 (35,155) (3.0)
Crane Co. 23,022 1,988,640 48,692 4.1
Curtiss-Wright Corp. 14,928 2,103,206 168,909 14.3
eBay, Inc. 47,807 1,726,311 (49,086) (4.2)
Electronic Arts, Inc. 20,396 2,192,774 306,543 25.9
Facebook, Inc. 9,524 1,954,801 132,733 11.2
Gilead Sciences, Inc. 41,654 2,706,677 22,144 1.9
Humana, Inc. 5,003 1,833,700 306,997 26.0
Huntington Ingalls Industries, Inc. 7,191 1,804,078 145,357 12.3
Johnson & Johnson 14,709 2,145,602 148,817 12.6
LyondellBasell Industries NV 18,834 1,779,436 364,003 30.8
McKesson Corp. 12,863 1,779,210 3,306 0.3
Norwegian Cruise Line Holdings Ltd. 36,475 2,130,505 275,913 23.3
Pfizer, Inc. 41,503 1,626,088 90,293 7.6
Popular, Inc. 29,937 1,758,799 447,738 37.9
Spirit AeroSystems Holdings, Inc. 26,313 1,917,691 (295,302) (25.0)
Tyson Foods, Inc. 27,814 2,532,187 662,503 56.0
WESCO International, Inc. 28,190 1,674,204 87,538 7.4
Short Positions
Common Stocks
United States
Acadia Healthcare Co., Inc. (55,726) (1,851,218) (322,992) (27.3)
Albemarle Corp. (22,231) (1,623,752) 335,525 28.4
Amcor plc (223,268) (2,420,225) (246,258) (20.8)
Axon Enterprise, Inc. (25,925) (1,899,784) (402,538) (34.1)
Charter Communications, Inc. (5,433) (2,635,440) (556,808) (47.1)
Digital Realty Trust, Inc. (13,353) (1,598,888) (42,103) (3.6)
Edison International (34,155) (2,575,629) (181,296) (15.3)
Energizer Holdings, Inc. (35,688) (1,792,251) (167,654) (14.2)
Equitrans Midstream Corp. (145,167) (1,939,431) 546,507 46.2
Eversource Energy (24,548) (2,088,298) (78,740) (6.7)
Hess Corp. (24,933) (1,665,774) (228,825) (19.4)
International Flavors & Fragrances, Inc. (17,704) (2,284,170) (82,022) (6.9)
Knight-Swift Transportation Holdings, Inc. (48,359) (1,733,187) (301,760) (25.5)
Newell Brands, Inc. (82,656) (1,588,648) (145,820) (12.3)
Noble Energy, Inc. (70,253) (1,745,085) (98,167) (8.3)
Sempra Energy (21,753) (3,295,144) (774,653) (65.5)
Stericycle, Inc. (35,200) (2,246,112) (242,404) (20.5)
Targa Resources Corp. (55,223) (2,254,755) (211,317) (17.9)
Tesla, Inc. (4,185) (1,750,711) (722,016) (61.1)
Trex Co., Inc. (20,963) (1,884,154) (407,698) (34.5)
Twilio , Inc. (18,793) (1,846,976) 482,146 40.8
Westinghouse Air Brake Technologies Corp. (25,790) (2,006,462) (186,748) (15.8)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
World Wrestling Entertainment, Inc. (30,627) (1,986,773) 77,106 6.5
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Investment Companies $ 751,032 $ – $ 751,032
JPMC
Investment Companies 1,449,802 – 1,449,802
MSIP
U.S. Treasury Bills 70,774,314 – 70,774,314

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 87.8%
INVESTMENT COMPANIES - 41.1%
Goldman Sachs Financial
Square Funds - Treasury
Instruments Fund, 1.43%(1)(a)(b) 323,748 $ 323,748
Limited Purpose Cash
Investment Fund, 1.61%(1)(a) 11,184,421 11,184,421
TOTAL INVESTMENT COMPANIES
(Cost $11,506,721) 11,508,169
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.7%
U.S. Treasury Bills
1.63%, 4/16/2020(c) $ 1,361,000 1,354,975
1.61%, 4/23/2020(c) 1,993,000 1,983,496
1.62%, 4/30/2020(c)(d) 2,666,000 2,652,547
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 46.7% (continued)
1.55%, 5/7/2020(c) $ 2,369,000 $ 2,356,366
1.56%, 5/14/2020(c) 2,009,000 1,997,661
1.55%, 5/21/2020(c) 761,000 756,483
1.59%, 5/28/2020(c) 309,000 307,063
1.58%, 6/4/2020(c) 830,000 824,545
1.56%, 6/18/2020(c) 331,000 328,621
1.58%, 6/25/2020(c) 530,000 526,043
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,085,105) 13,087,800
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,591,826) 24,595,969
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.8%
(Cost $24,591,826) 24,595,969
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.2%(e) 3,403,254
NET ASSETS - 100.0% $27,999,223
(a) Represents 7-day effective yield as of December 31, 2019.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward Effective Interest rate swap contracts outstanding as of December 31, 2019:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Quarterly 3/10/2022 AUD 6,300,000 $ 13,274 $ (4,135) $ 9,139
Pay 3 Month London
Interbank Offered Rate
Quarterly 1.75% Semi-Annually 3/18/2022 USD 100,000 257 (62) 195
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.50% Annually 3/18/2030 EUR 6,100,000 278,360 (82,227) 196,133
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 3/16/2022 NZD 16,600,000 (8,833) 68,927 60,094
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 6/15/2022 NZD 6,400,000 16,569 7,488 24,057
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.75% Semi-Annually 3/16/2022 CAD 600,000 (621) 2,718 2,097
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 2.00% Semi-Annually 3/18/2030 CAD 100,000 689 532 1,221
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/17/2030 CAD 2,900,000 117,569 21,006 138,575

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.00% Semi-Annually 6/17/2022 USD 800,000 $ 10,032 $ (100) $ 9,932
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.25% Semi-Annually 6/17/2030 USD 2,400,000 112,005 33,050 145,055
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 3/16/2022 SEK 305,400,000 (51,237) 210,907 159,670
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 6/15/2022 SEK 351,100,000 194,037 3,752 197,789
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.00% Semi-Annually 3/07/2030 AUD 2,000,000 13,913 57,414 71,327
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.50% Semi-Annually 6/13/2030 AUD 3,200,000 (37,334) 53,261 15,927
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.50% Annually 6/17/2022 EUR 6,400,000 27,686 7,759 35,445
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 3/18/2030 GBP 6,400,000 (72,728) 94,781 22,053
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 3/20/2030 CHF 600,000 10,860 16,214 27,074
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 3/21/2030 JPY 797,700,000 (24,160) 119,405 95,245
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.75% Semi-Annually 6/17/2030 GBP 1,800,000 43,221 22,346 65,567
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 3/20/2030 NOK 24,200,000 28,006 115,319 143,325
671,565 748,355 1,419,920
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 3/10/2022 AUD 5,700,000 (11,772) (19,381) (31,153)
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 6/09/2022 AUD 15,600,000 (40,550) (48,124) (88,674)
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.50% Semi-Annually 3/13/2030 NZD 1,700,000 19,033 (51,753) (32,720)
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/15/2022 CAD 18,200,000 (135,213) 385 (134,828)
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 3/20/2030 SEK 44,300,000 (118,200) (212,196) (330,396)
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.50% Annually 6/19/2030 SEK 32,200,000 (52,897) (27,002) (79,899)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 6/17/2030 EUR 500,000 $ (21,132) $ (6,855) $ (27,987)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Annually 3/16/2022 CHF 1,500,000 (6,249) (6,267) (12,516)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 3/16/2022 JPY 4,439,500,000 116,207 (125,710) (9,503)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.75% Semi-Annually 3/18/2022 GBP 37,800,000 (11,629) (30,755) (42,384)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/15/2022 JPY 38,200,000 396 (478) (82)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Semi-Annually 6/17/2022 GBP 26,900,000 (208,212) 3,466 (204,746)
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 3/16/2022 NOK 98,300,000 (31,182) (72,969) (104,151)
Receive 3 Month London
Interbank Offered Rate
Quarterly 2.00% Semi-Annually 3/18/2030 USD 100,000 (5,451) 4,530 (921)
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 3/18/2022 EUR 68,700,000 (161,465) 120,090 (41,375)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 6/15/2022 CHF 2,300,000 (8,062) 4,127 (3,935)
(676,378) (468,892) (1,145,270)
$ (4,813) $ 279,463 $ 274,650
(a) Floating rate indices at December 31, 2019 were as follows:
3 Month Australian Bank-Bill Reference Rate: 0.92%
3 Month Canadian Bankers’ Acceptance Rate: 2.08%
3 Month London Interbank Offered Rate: 1.91%
3 Month Stockholm Interbank Offered Rate: 0.15%
6 Month Australian Bank-Bill Reference Rate: 1.03%
6 Month Euro Interbank Offered Rate: (0.32)%
6 Month London Interbank Offered Rate: 1.91%
6 Month Norwegian Interbank Offered Rate: 1.96%

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/28/2020 TRY 734,760 $ 1,627
Canada 10 Year
Bond March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 03/20/2020 CAD (3,162,040) 43,372
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2020 HKD 5,605,500 7,798
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/12/2020 BRL 4,058,320 20,577
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/12/2020 KRW 147,600,000 4,102
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/12/2020 KRW 1,771,200,000 100,950
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 187,758 2,916
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/20/2020 CHF 841,760 4,806
Tel Aviv Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/29/2020 ILS (168,329) 28
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and pays
the Brazilian
Interbank
Certificate of
Deposit (“CDI”)
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 BRL 201,012 2,163
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 HKD 1,640,050 13,849

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.01%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 EUR 1,838 $ 43
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 EUR 323,066 6,157
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 EUR 204,395 6,048
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 CHF 3,196 28
214,464
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (252,038) (2,691)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination CITI 02/21/2020 USD 19,388 (23)
DTOP Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MLIN 03/19/2020 ZAR (435,000) (78)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (47,775) (2,151)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (47,775) (2,169)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (182,820) $ (2,120)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MACQ 02/21/2020 USD (121,880) (1,307)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MACQ 02/21/2020 USD 30,470 (56)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (479,826) (39,595)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (223,500) (18,361)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (83,813) (6,572)
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 03/20/2020 PLN (215,800) (591)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 AUD 6,736 (19)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 AUD 6,866 (109)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (14,968) (515)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
Johannesburg
Interbank Agreed
Rate (“JIBAR”)
plus or minus a
specified spread
(-0.15%) Monthly GSIN 03/18/2020 ZAR (2,036,798) $ (6,491)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.15%) Monthly GSIN 03/18/2020 ZAR (2,112,241) (7,724)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2020 EUR 207 (2)
(90,574)
$ 123,890
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 4 1/2020 USD $ 264,000 $ 2,857
CAC 40 10 Euro Index 3 1/2020 EUR 200,896 (59)
IBEX 35 Index 10 1/2020 EUR 1,068,789 (8,271)
LME Aluminum Base Metal 1 1/2020 USD 44,812 1,734
LME Aluminum Base Metal 3 1/2020 USD 134,675 3,108
LME Aluminum Base Metal 5 1/2020 USD 224,938 9,110
LME Copper Base Metal 1 1/2020 USD 153,866 11,501
LME Copper Base Metal 1 1/2020 USD 154,900 13,306
LME Copper Base Metal 1 1/2020 USD 153,881 11,026
LME Copper Base Metal 2 1/2020 USD 307,870 16,259
LME Nickel Base Metal 1 1/2020 USD 83,757 (21,469)
NY Harbor ULSD 1 1/2020 USD 84,958 3,149
RBOB Gasoline 1 1/2020 USD 71,001 2,005
SGX NIFTY 50 Index 18 1/2020 USD 440,820 (2,475)
WTI Crude Oil 11 1/2020 USD 671,660 16,093
LME Aluminum Base Metal 1 2/2020 USD 45,025 1,522
LME Aluminum Base Metal 2 2/2020 USD 89,886 129
LME Aluminum Base Metal 2 2/2020 USD 89,908 (488)
LME Aluminum Base Metal 3 2/2020 USD 134,977 2,443

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 13 2/2020 USD $ 585,325 $ 20,980
LME Copper Base Metal 1 2/2020 USD 154,171 8,418
LME Copper Base Metal 3 2/2020 USD 462,620 19,361
LME Zinc Base Metal 1 2/2020 USD 56,919 (1,713)
LME Zinc Base Metal 1 2/2020 USD 56,988 (4,925)
LME Zinc Base Metal 1 2/2020 USD 56,914 (739)
LME Zinc Base Metal 2 2/2020 USD 113,975 (10,087)
Australia 10 Year Bond 12 3/2020 AUD 1,203,850 (16,102)
EURO STOXX 50 Index 171 3/2020 EUR 7,152,621 (20,792)
Euro-Bund 59 3/2020 EUR 11,283,080 (182,240)
FTSE/MIB Index 33 3/2020 EUR 4,332,734 (13,394)
KOSPI 200 Index 9 3/2020 KRW 574,344 34,457
LME Aluminum Base Metal 3 3/2020 USD 135,750 (837)
LME Aluminum Base Metal 4 3/2020 USD 180,992 (1,210)
LME Aluminum Base Metal 7 3/2020 USD 316,750 (2,371)
LME Copper Base Metal 1 3/2020 USD 154,341 (1,162)
LME Copper Base Metal 1 3/2020 USD 154,350 (727)
LME Copper Base Metal 1 3/2020 USD 154,348 1,462
LME Copper Base Metal 1 3/2020 USD 154,375 1,135
LME Copper Base Metal 2 3/2020 USD 308,554 15,861
LME Nickel Base Metal 1 3/2020 USD 84,072 4,728
LME Nickel Base Metal 1 3/2020 USD 84,111 3,489
LME Zinc Base Metal 1 3/2020 USD 56,903 1,213
LME Zinc Base Metal 3 3/2020 USD 170,657 3,398
LME Zinc Base Metal 4 3/2020 USD 227,475 (931)
S&P 500 E-Mini Index 16 3/2020 USD 2,584,880 20,512
S&P/TSX 60 Index 1 3/2020 CAD 155,928 (443)
Silver 1 3/2020 USD 89,605 3,640
SPI 200 Index 14 3/2020 AUD 1,621,779 (44,459)
(101,998)
Short Contracts
Amsterdam Exchange Index (16) 1/2020 EUR (2,170,283) 11,654
FTSE Bursa Malaysia KLCI Index (5) 1/2020 MYR (97,482) 1,447
Hang Seng Index (16) 1/2020 HKD (2,902,352) (23,623)
LME Aluminum Base Metal (1) 1/2020 USD (44,812) (1,839)
LME Aluminum Base Metal (3) 1/2020 USD (134,675) (3,309)
LME Aluminum Base Metal (5) 1/2020 USD (224,938) (9,641)
LME Copper Base Metal (1) 1/2020 USD (153,881) (11,303)
LME Copper Base Metal (1) 1/2020 USD (153,866) (11,587)
LME Copper Base Metal (1) 1/2020 USD (154,900) (12,884)
LME Copper Base Metal (2) 1/2020 USD (307,870) (16,683)
LME Nickel Base Metal (1) 1/2020 USD (83,757) 21,834
MSCI Singapore Index (50) 1/2020 SGD (1,381,092) (875)
MSCI Taiwan Index (1) 1/2020 USD (45,960) 488
Natural Gas (27) 1/2020 USD (591,030) 25,695
OMXS30 Index (3) 1/2020 SEK (56,636) 648
100 oz Gold (1) 2/2020 USD (152,310) (4,990)
LME Aluminum Base Metal (1) 2/2020 USD (45,025) (1,540)
LME Aluminum Base Metal (2) 2/2020 USD (89,908) 661
LME Aluminum Base Metal (2) 2/2020 USD (89,886) (416)
LME Aluminum Base Metal (3) 2/2020 USD (134,977) (2,453)
LME Aluminum Base Metal (13) 2/2020 USD (585,325) (21,599)
LME Copper Base Metal (1) 2/2020 USD (154,171) (8,220)
LME Copper Base Metal (3) 2/2020 USD (462,620) (21,719)
LME Zinc Base Metal (1) 2/2020 USD (56,919) 1,427
LME Zinc Base Metal (1) 2/2020 USD (56,988) 4,685

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 2/2020 USD $ (56,914) $ 567
LME Zinc Base Metal (2) 2/2020 USD (113,975) 10,519
Canada 10 Year Bond (38) 3/2020 CAD (4,023,133) 67,789
DAX Index (7) 3/2020 EUR (2,600,255) 13,489
FTSE 100 Index (32) 3/2020 GBP (3,178,616) (11,875)
FTSE/JSE Top 40 Index (6) 3/2020 ZAR (220,020) 551
Japan 10 Year Bond (8) 3/2020 JPY (11,204,639) (3,955)
LME Aluminum Base Metal (3) 3/2020 USD (135,750) 1,019
LME Aluminum Base Metal (4) 3/2020 USD (180,992) 951
LME Aluminum Base Metal (25) 3/2020 USD (1,131,250) (31,594)
LME Copper Base Metal (1) 3/2020 USD (154,348) (1,163)
LME Copper Base Metal (1) 3/2020 USD (154,341) 1,205
LME Copper Base Metal (1) 3/2020 USD (154,350) 315
LME Copper Base Metal (2) 3/2020 USD (308,554) (15,643)
LME Copper Base Metal (4) 3/2020 USD (617,500) (14,274)
LME Nickel Base Metal (1) 3/2020 USD (84,072) (4,525)
LME Nickel Base Metal (1) 3/2020 USD (84,111) (2,206)
LME Nickel Base Metal (3) 3/2020 USD (252,450) (9,863)
LME Zinc Base Metal (1) 3/2020 USD (56,903) (828)
LME Zinc Base Metal (3) 3/2020 USD (170,657) (3,614)
LME Zinc Base Metal (5) 3/2020 USD (284,344) (4,127)
Long Gilt (36) 3/2020 GBP (6,264,934) 67,663
MEX BOLSA Index (3) 3/2020 MXN (70,185) 1,507
SET50 Index (63) 3/2020 THB (448,790) (568)
Soybean (7) 3/2020 USD (334,425) (15,483)
TOPIX Index (10) 3/2020 JPY (1,583,912) (5,778)
U.S. Treasury 10 Year Note (61) 3/2020 USD (7,833,734) 20,176
Wheat (6) 3/2020 USD (167,625) (12,883)
(36,770)
$ (138,768)
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,043,490 USD 712,150 CITI 3/18/2020 $ 21,484
AUD 1,043,510 USD 712,164 JPMC 3/18/2020 21,483
BRL 2,765,501 USD 670,575 CITI
**
3/18/2020 14,773
BRL 2,765,499 USD 670,576 JPMC
**
3/18/2020 14,773
CAD 4,246,993 USD 3,200,471 CITI 3/18/2020 70,963
CAD 4,247,007 USD 3,200,486 JPMC 3/18/2020 70,960
CLP 73,000,000 USD 92,405 CITI
**
3/18/2020 4,760
CLP 73,000,000 USD 92,405 JPMC
**
3/18/2020 4,760
CNY 1,253,600 USD 178,796 CITI
**
3/18/2020 977
CNY 1,253,600 USD 178,796 JPMC
**
3/18/2020 977
COP 950,000,000 USD 274,897 CITI
**
3/18/2020 13,067
COP 950,000,000 USD 274,897 JPMC
**
3/18/2020 13,066
CZK 1,300,000 USD 56,358 CITI 3/18/2020 997
CZK 1,300,000 USD 56,358 JPMC 3/18/2020 997
EUR 1,948,992 USD 2,177,310 CITI 3/18/2020 19,204
EUR 1,949,008 USD 2,177,331 JPMC 3/18/2020 19,201
GBP 1,249,504 USD 1,626,292 CITI 3/18/2020 32,234

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 1,249,496 USD 1,626,283 JPMC 3/18/2020 $ 32,232
HUF 35,000,000 USD 116,398 CITI 3/18/2020 2,670
HUF 35,000,000 USD 116,398 JPMC 3/18/2020 2,670
IDR 1,965,000,000 USD 137,557 CITI
**
3/18/2020 3,616
IDR 1,965,000,000 USD 137,558 JPMC
**
3/18/2020 3,616
INR 8,613,992 USD 119,005 CITI
**
3/18/2020 1,001
INR 8,614,008 USD 119,005 JPMC
**
3/18/2020 1,001
JPY 17,482,500 USD 161,227 CITI 3/18/2020 362
JPY 17,482,500 USD 161,228 JPMC 3/18/2020 362
KRW 456,555,501 USD 391,285 CITI
**
3/18/2020 4,489
KRW 456,555,499 USD 391,285 JPMC
**
3/18/2020 4,488
MXN 8,037,003 USD 410,568 CITI 3/18/2020 9,771
MXN 8,036,997 USD 410,569 JPMC 3/18/2020 9,771
NZD 2,619,000 USD 1,695,709 CITI 3/18/2020 69,320
NZD 2,619,000 USD 1,695,711 JPMC 3/18/2020 69,318
PHP 24,399,992 USD 477,868 CITI
**
3/18/2020 2,248
PHP 24,400,008 USD 477,869 JPMC
**
3/18/2020 2,247
PLN 1,150,496 USD 297,446 CITI 3/18/2020 5,860
PLN 1,150,504 USD 297,448 JPMC 3/18/2020 5,860
RUB 16,250,000 USD 250,958 CITI
**
3/18/2020 8,482
RUB 16,250,000 USD 250,959 JPMC
**
3/18/2020 8,481
SEK 1,200,500 USD 126,030 CITI 3/18/2020 2,607
SEK 1,200,500 USD 126,030 JPMC 3/18/2020 2,607
SGD 152,000 USD 111,889 CITI 3/18/2020 1,209
SGD 152,000 USD 111,889 JPMC 3/18/2020 1,209
THB 239,500 USD 7,938 CITI 3/18/2020 72
THB 239,500 USD 7,938 JPMC 3/18/2020 71
TWD 11,950,000 USD 396,439 CITI
**
3/18/2020 5,373
TWD 11,950,000 USD 396,439 JPMC
**
3/18/2020 5,374
USD 44,257 CLP 33,000,000 CITI
**
3/18/2020 333
USD 44,257 CLP 33,000,000 JPMC
**
3/18/2020 333
USD 13,103 ILS 45,000 CITI 3/18/2020 19
USD 13,103 ILS 45,000 JPMC 3/18/2020 19
USD 463,911 JPY 50,044,500 CITI 3/18/2020 1,353
USD 463,911 JPY 50,044,500 JPMC 3/18/2020 1,352
USD 193,321 MXN 3,689,000 CITI 3/18/2020 384
USD 193,321 MXN 3,689,000 JPMC 3/18/2020 384
USD 29,523 PHP 1,500,000 CITI
**
3/18/2020 7
USD 29,523 PHP 1,500,000 JPMC
**
3/18/2020 7
ZAR 4,718,500 USD 322,912 CITI 3/18/2020 10,653
ZAR 4,718,500 USD 322,913 JPMC 3/18/2020 10,652
Total unrealized appreciation 616,559
COP 35,000,000 USD 10,642 CITI
**
3/18/2020 (32)
COP 35,000,000 USD 10,642 JPMC
**
3/18/2020 (32)
MXN 2,723,003 USD 142,426 CITI 3/18/2020 (11)
MXN 2,722,997 USD 142,425 JPMC 3/18/2020 (11)
RUB 1,650,000 USD 26,461 CITI
**
3/18/2020 (118)
RUB 1,650,000 USD 26,462 JPMC
**
3/18/2020 (118)
TWD 2,750,000 USD 92,484 CITI
**
3/18/2020 (16)
TWD 2,750,000 USD 92,484 JPMC
**
3/18/2020 (17)
USD 1,709,780 AUD 2,482,490 CITI 3/18/2020 (35,553)
USD 1,709,792 AUD 2,482,510 JPMC 3/18/2020 (35,556)
USD 505,041 BRL 2,108,001 CITI
**
3/18/2020 (17,365)
USD 505,040 BRL 2,107,999 JPMC
**
3/18/2020 (17,366)
USD 3,431,526 CAD 4,523,825 CITI 3/18/2020 (53,151)
USD 3,431,532 CAD 4,523,839 JPMC 3/18/2020 (53,156)
USD 1,302,012 CHF 1,283,504 CITI 3/18/2020 (31,310)
USD 1,302,002 CHF 1,283,496 JPMC 3/18/2020 (31,312)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 797,325 CLP 627,999,998 CITI
**
3/18/2020 $ (38,560)
USD 797,324 CLP 628,000,002 JPMC
**
3/18/2020 (38,561)
USD 463,572 CNY 3,270,800 CITI
**
3/18/2020 (5,480)
USD 463,573 CNY 3,270,814 JPMC
**
3/18/2020 (5,480)
USD 7,135 COP 25,000,000 CITI
**
3/18/2020 (443)
USD 7,135 COP 25,000,000 JPMC
**
3/18/2020 (443)
USD 218,327 EUR 195,000 CITI 3/18/2020 (1,438)
USD 218,327 EUR 195,000 JPMC 3/18/2020 (1,438)
USD 2,984,444 GBP 2,297,000 CITI 3/18/2020 (64,473)
USD 2,984,440 GBP 2,297,000 JPMC 3/18/2020 (64,477)
USD 301,767 ILS 1,045,000 CITI 3/18/2020 (2,079)
USD 301,766 ILS 1,045,000 JPMC 3/18/2020 (2,079)
USD 3,643 INR 264,000 CITI
**
3/18/2020 (35)
USD 3,643 INR 264,000 JPMC
**
3/18/2020 (35)
USD 462,066 JPY 50,044,500 CITI 3/18/2020 (493)
USD 462,065 JPY 50,044,500 JPMC 3/18/2020 (493)
USD 1,416,890 KRW 1,664,921,008 CITI
**
3/18/2020 (26,378)
USD 1,416,889 KRW 1,664,920,991 JPMC
**
3/18/2020 (26,380)
USD 579,867 MXN 11,463,500 CITI 3/18/2020 (19,681)
USD 579,866 MXN 11,463,500 JPMC 3/18/2020 (19,682)
USD 1,355,305 NOK 12,372,504 CITI 3/18/2020 (54,293)
USD 1,355,302 NOK 12,372,496 JPMC 3/18/2020 (54,295)
USD 140,234 PHP 7,150,000 CITI
**
3/18/2020 (456)
USD 140,234 PHP 7,150,000 JPMC
**
3/18/2020 (456)
USD 137,417 PLN 533,500 CITI 3/18/2020 (3,230)
USD 137,417 PLN 533,500 JPMC 3/18/2020 (3,230)
USD 279,633 SEK 2,672,000 CITI 3/18/2020 (6,680)
USD 279,632 SEK 2,672,000 JPMC 3/18/2020 (6,680)
USD 284,064 SGD 386,496 CITI 3/18/2020 (3,514)
USD 284,069 SGD 386,504 JPMC 3/18/2020 (3,515)
USD 364 THB 11,000 CITI 3/18/2020 (4)
USD 364 THB 11,000 JPMC 3/18/2020 (4)
USD 354,802 ZAR 5,182,000 CITI 3/18/2020 (11,529)
USD 354,802 ZAR 5,182,000 JPMC 3/18/2020 (11,529)
Total unrealized depreciation (752,667)
Net unrealized depreciation $ (136,108)
** Non-deliverable forward.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,704,927 $ 1,704,927
CITI
Investment Companies 133,364 – 133,364
CRSU
Cash – 759,246 759,246
GSCO
Cash – 416,744 416,744
GSIN
Cash (100,000) – (100,000)
U.S. Treasury Bills 298,486 – 298,486
JPMC
Investment Companies 190,383 – 190,383
JPMS
Cash – 37,595 37,595
MLIN
Cash (110,000) – (110,000)
MSCL
Cash – 63,264 63,264
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 16,549 $ 16,549
JPPC
Cash – 198,078 198,078
MSCL
Cash – 125,863 125,863

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $904,533. In addition,
$11,300,546 of cash collateral was pledged.
(b) Represents 7-day effective yield as of December 31, 2019.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) For the period ended December 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:
INVESTMENTS SHARES VALUE
LONG POSITIONS - 96.6%
COMMON STOCKS - 0.1%
United States - 0.1%
AMC Networks, Inc., Class A(1)*(a) 11,682 $ 461,439
New York Times Co. (The), Class A(1)
(a) 4,857 156,250
News Corp., Class A(1)(a) 20,286 286,844
TOTAL COMMON STOCKS
(Cost $1,025,261) 904,533
SHORT-TERM INVESTMENTS - 96.5%
INVESTMENT COMPANIES - 37.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(1)(b)(c) 117,925,547 117,925,547
Limited Purpose Cash Investment
Fund, 1.61%(1)(b)(d) 262,591,498 262,591,498
TOTAL INVESTMENT COMPANIES
(Cost $380,456,194) 380,517,045
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 58.7%
U.S. Treasury Bills
1.84%, 3/5/2020(e)(f) $ 20,038,000 19,985,312
1.89%, 3/19/2020(e)(f) 11,000,000 10,965,140
1.88%, 3/26/2020(e)(f) 11,497,000 11,456,553
1.56%, 5/14/2020(e)(f) 14,068,000 13,988,598
1.55%, 5/21/2020(e)(g) 107,798,000 107,158,174
1.59%, 5/28/2020(e)(f) 168,277,000 167,222,081
1.58%, 6/4/2020(e)(f) 145,766,000 144,807,908
1.53%, 6/11/2020(e)(f) 87,714,000 87,111,365
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 58.7% (continued)
1.58%, 6/25/2020(e)(f) $ 27,942,000 $ 27,733,366
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $590,318,877) 590,428,497
TOTAL SHORT-TERM INVESTMENTS
(Cost $970,775,071) 970,945,542
TOTAL LONG POSITIONS
(Cost $971,800,332) 971,850,075
SHARES
SHORT POSITIONS - (0.4)%
COMMON STOCKS - (0.4)%
United States - (0.4)%
Discovery, Inc., Class A(1)* (88,059) (2,883,052)
Sirius XM Holdings, Inc.(1) (133,329) (953,302)
TOTAL COMMON STOCKS
(Proceeds$(3,667,950)) (3,836,354)
TOTAL SHORT POSITIONS
(Proceeds $(3,667,950)) (3,836,354)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.2%
(Cost $968,132,382) 968,013,721
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.8%(h) 38,229,731
NET ASSETS - 100.0% $1,006,243,452
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,931,821) (0.3) %
Short-Term Investments 970,945,542 96.5
Total Investments In Securities
At Value 968,013,721 96.2
Other Assets in Excess of
Liabilities(h) 38,229,731 3.8
Net Assets
$ 1,006,243,452 100.0%
AFFILIATE
SHARES
HELD AT
12/31/18
SHARES
PURCHASED
SHARES
SOLD
SHARES
HELD AT
12/31/19
VALUE AT
12/31/19
DIVIDEND
INCOME
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
SHORT-TERM INVESTMENTS - 26.1%
INVESTMENT COMPANIES - 26.1%
Limited Purpose Cash
Investment Fund,
1.61%(1)(a)
(Cost $262,530,647) 193,083,657 3,675,307,072 (3,605,799,231) 262,591,498 $262,591,498 $8,708,267 $49,223 $9
(a) Represents 7-day effective yield as of December 31, 2019.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/20/2020 CHF 19,465,700 $ 122,877
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 CAD 13,918 69
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 HKD 168,069 952
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 EUR 2,316,096 44,338
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 03/23/2020 JPY 4,552,190,666 124,264
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 EUR 272,879 5,229

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the Singapore
Interbank
Offered Rate
(“SIBOR”)
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 SGD 1,018,760 $ 17,403
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 EUR 2,606,791 77,426
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 SEK 340,460 876
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 CHF 6,307 147
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 GBP 35,688 2,134
395,715
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 AUD 2,195,962 (6,159)
(6,159)
$ 389,556

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 77 1/2020 EUR $ 10,444,487 $ (45,368)
CAC 40 10 Euro Index 330 1/2020 EUR 22,098,612 6,960
Hang Seng Index 32 1/2020 HKD 5,804,705 54,255
IBEX 35 Index 26 1/2020 EUR 2,778,852 (21,668)
MSCI Singapore Index 15 1/2020 SGD 414,328 (1,455)
OMXS30 Index 380 1/2020 SEK 7,173,926 (85,110)
DAX Index 33 3/2020 EUR 12,258,344 (59,335)
FTSE 100 Index 289 3/2020 GBP 28,706,876 162,944
FTSE/MIB Index 24 3/2020 EUR 3,151,080 (10,658)
S&P 500 E-Mini Index 2,108 3/2020 USD 340,557,941 5,851,014
S&P/TSX 60 Index 133 3/2020 CAD 20,738,393 (10,920)
SPI 200 Index 110 3/2020 AUD 12,742,551 (348,270)
TOPIX Index 23 3/2020 JPY 3,642,998 13,046
$ 5,505,435
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 9,598,992 USD 6,549,931 CITI 3/18/2020 $ 198,711
AUD 9,599,008 USD 6,549,950 JPMC 3/18/2020 198,703
CAD 14,438,203 USD 10,879,772 CITI 3/18/2020 241,894
CAD 14,438,207 USD 10,879,789 JPMC 3/18/2020 241,880
CHF 8,809,495 USD 8,941,968 CITI 3/18/2020 209,459
CHF 8,809,505 USD 8,941,989 JPMC 3/18/2020 209,447
DKK 11,859,721 USD 1,772,877 CITI 3/18/2020 16,685
DKK 11,859,722 USD 1,772,879 JPMC 3/18/2020 16,683
EUR 44,370,997 USD 49,456,991 CITI 3/18/2020 549,119
EUR 44,371,004 USD 49,457,061 JPMC 3/18/2020 549,063
GBP 12,162,000 USD 15,794,446 CITI 3/18/2020 348,757
GBP 12,162,001 USD 15,794,467 JPMC 3/18/2020 348,731
HKD 27,629,500 USD 3,526,083 CITI 3/18/2020 17,535
HKD 27,629,500 USD 3,526,087 JPMC 3/18/2020 17,531
ILS 1,447,128 USD 419,381 CITI 3/18/2020 1,387
ILS 1,447,124 USD 419,380 JPMC 3/18/2020 1,387
JPY 1,281,994,250 USD 11,838,761 CITI 3/18/2020 10,643
JPY 1,281,994,251 USD 11,838,775 JPMC 3/18/2020 10,629
NOK 5,522,000 USD 602,363 CITI 3/18/2020 26,758
NOK 5,522,000 USD 602,363 JPMC 3/18/2020 26,758
NZD 366,999 USD 235,807 CITI 3/18/2020 11,526
NZD 367,000 USD 235,808 JPMC 3/18/2020 11,526
SEK 24,811,001 USD 2,595,396 CITI 3/18/2020 63,174
SEK 24,811,000 USD 2,595,399 JPMC 3/18/2020 63,171
SGD 3,668,500 USD 2,703,819 CITI 3/18/2020 25,781
SGD 3,668,500 USD 2,703,822 JPMC 3/18/2020 25,779
USD 276,856 HKD 2,158,000 CITI 3/18/2020 82
USD 276,856 HKD 2,158,000 JPMC 3/18/2020 81
Total unrealized appreciation 3,442,880
ILS 482,376 USD 140,422 CITI 3/18/2020 (165)
ILS 482,372 USD 140,421 JPMC 3/18/2020 (166)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 1,281,994,250 USD 11,880,542 CITI 3/18/2020 $ (31,138)
JPY 1,281,994,250 USD 11,880,557 JPMC 3/18/2020 (31,154)
USD 840,026 AUD 1,209,000 CITI 3/18/2020 (9,970)
USD 840,025 AUD 1,209,000 JPMC 3/18/2020 (9,971)
USD 2,258,398 CAD 2,967,000 CITI 3/18/2020 (27,066)
USD 2,258,395 CAD 2,967,000 JPMC 3/18/2020 (27,068)
USD 1,630,030 CHF 1,596,713 CITI 3/18/2020 (28,658)
USD 1,630,019 CHF 1,596,705 JPMC 3/18/2020 (28,660)
USD 170,309 DKK 1,137,000 CITI 3/18/2020 (1,257)
USD 170,309 DKK 1,137,000 JPMC 3/18/2020 (1,257)
USD 21,321,579 EUR 19,141,556 CITI 3/18/2020 (250,954)
USD 21,321,562 EUR 19,141,565 JPMC 3/18/2020 (250,981)
USD 1,864,935 GBP 1,428,000 CITI 3/18/2020 (30,517)
USD 1,864,933 GBP 1,428,000 JPMC 3/18/2020 (30,520)
USD 371,913 HKD 2,913,500 CITI 3/18/2020 (1,758)
USD 371,912 HKD 2,913,500 JPMC 3/18/2020 (1,758)
USD 10,552 ILS 36,500 CITI 3/18/2020 (61)
USD 10,552 ILS 36,500 JPMC 3/18/2020 (61)
USD 2,554,618 JPY 278,289,500 CITI 3/18/2020 (17,597)
USD 2,554,615 JPY 278,289,500 JPMC 3/18/2020 (17,600)
USD 1,323,136 NOK 12,111,745 CITI 3/18/2020 (56,754)
USD 1,323,134 NOK 12,111,740 JPMC 3/18/2020 (56,756)
USD 356,954 SEK 3,360,616 CITI 3/18/2020 (3,146)
USD 356,954 SEK 3,360,623 JPMC 3/18/2020 (3,147)
USD 2,186,874 SGD 2,975,140 CITI 3/18/2020 (26,822)
USD 2,186,875 SGD 2,975,145 JPMC 3/18/2020 (26,824)
Total unrealized depreciation (971,786)
Net unrealized appreciation $ 2,471,094
Total Return Basket Swaps Outstanding at December 31, 2019
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
SIBOR plus or minus a specified
spread (-0.40% to 0.40%), which is
denominated in SGD based on the local
currencies of the positions within the
swap.
13 months
maturity
01/14/2021 $5,663,183 $(28,113) $13,116 $(14,997)
MSIP The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Effective Rate plus or
minus a specified spread (0.33%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
12 months
maturity
07/31/2020 $484,537 $(54,139) $2,413 $(51,726)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.75% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2021
- 02/25/2021 $191,778,434 $(1,352,219) $(257,936) $(1,610,155)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alcoa Corp. 51,379 1,105,162 28,772 (1.8)
Brunswick Corp. 29,981 1,798,260 1,779 (0.1)
Cabot Corp. 34,841 1,655,644 11,498 (0.7)
Celanese Corp. 13,670 1,683,050 27,613 (1.7)
Deckers Outdoor Corp. 27,568 4,655,132 71,952 (4.5)
Domtar Corp. 35,934 1,374,116 (28,388) 1.8
Eastman Chemical Co. 67,269 5,331,741 (33,635) 2.1
Garmin Ltd. 30,718 2,996,848 2,765 (0.2)
Hanesbrands, Inc. 116,569 1,731,050 4,351 (0.3)
International Paper Co. 131,237 6,043,464 (31,497) 2.0
Lululemon Athletica, Inc. 13,003 3,012,405 84,367 (5.2)
LyondellBasell Industries NV 66,470 6,280,086 (45,864) 2.8
NIKE, Inc. 40,617 4,114,908 30,057 (1.9)
PolyOne Corp. 43,037 1,583,331 184,198 (11.4)
PulteGroup, Inc. 120,286 4,667,097 (14,434) 0.9
PVH Corp. 40,570 4,265,936 (71,403) 4.4
Ralph Lauren Corp. 50,716 5,944,930 (89,260) 5.5
Reliance Steel & Aluminum Co. 30,815 3,690,404 (33,280) 2.1
Sealed Air Corp. 28,412 1,131,650 23,298 (1.4)
Silgan Holdings, Inc. 58,866 1,829,555 35,320 (2.2)
Skechers U.S.A., Inc. 133,535 5,767,377 14,689 (0.9)
Steel Dynamics, Inc. 156,657 5,332,604 (124,542) 7.7
Tempur Sealy International, Inc. 13,216 1,150,585 (17,279) 1.1
Toll Brothers, Inc. 83,920 3,315,679 – –
Tupperware Brands Corp. 329,678 2,828,637 44,306 (2.8)
Walmart, Inc. 13,030 1,548,485 (13,291) 0.8
Short Positions
Common Stocks
United States
Albemarle Corp. (79,830) (5,830,783) (330,497) 20.5
Allegheny Technologies, Inc. (204,421) (4,223,338) 73,592 (4.6)
Amcor plc (681,249) (7,384,739) (46,442) 2.9
Capri Holdings Ltd. (46,742) (1,783,207) 17,175 (1.1)
Carpenter Technology Corp. (36,203) (1,802,185) (1,810) 0.1

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Carter's, Inc. (15,999) (1,749,331) (16,799) 1.0
CenturyLink, Inc. (348,439) (4,602,879) 10,453 (0.6)
Chemours Co. (The) (120,846) (2,186,104) (55,589) 3.5
Columbia Sportswear Co. (11,775) (1,179,737) 9,656 (0.6)
Compass Minerals International, Inc. (63,689) (3,882,481) (123,557) 7.7
Element Solutions, Inc. (192,198) (2,244,873) (69,191) 4.3
Freeport-McMoRan, Inc. (414,711) (5,441,008) (58,060) 3.6
GCI Liberty, Inc. (58,784) (4,164,846) (166,947) 10.4
International Flavors & Fragrances, Inc. (77,436) (9,990,793) (506,432) 31.5
KB Home (76,424) (2,619,050) (67,253) 4.2
Leggett & Platt, Inc. (60,375) (3,068,861) 40,583 (2.5)
Mattel, Inc. (234,802) (3,181,567) (117,401) 7.3
Mosaic Co. (The) (65,997) (1,428,175) (49,231) 3.1
Newell Brands, Inc. (292,648) (5,624,695) (187,203) 11.6
Newmont Goldcorp Corp. (45,266) (1,966,808) (111,807) 6.9
O-I Glass, Inc. (95,246) (1,136,285) (40,003) 2.5
Royal Gold, Inc. (28,831) (3,524,590) (186,826) 11.6
Under Armour, Inc. (278,378) (6,012,965) (155,892) 9.7
United States Steel Corp. (334,605) (3,817,843) 736,130 (45.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.02% to 0.02%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
09/21/2021 $60,359,740 $(2,492,058) $(801,481) $(3,293,539)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 225,770 3,249,640 (120,558) 3.7
Aurizon Holdings Ltd. 2,058,717 7,555,341 763,808 (23.2)
Beach Energy Ltd. 352,444 623,386 2,292 (0.1)
Bendigo & Adelaide Bank Ltd. 138,508 950,421 (46) 0.0
BlueScope Steel Ltd. 351,208 3,719,855 653,796 (19.9)
Brambles Ltd. 32,141 264,543 (7,574) 0.2
CIMIC Group Ltd. 154,426 3,590,346 (338,781) 10.3
Evolution Mining Ltd. 77,356 205,646 (43,434) 1.3
Flight Centre Travel Group Ltd. 8,408 260,060 7,298 (0.2)
Fortescue Metals Group Ltd. 367,976 2,773,935 534,839 (16.2)
Harvey Norman Holdings Ltd. 204,832 585,022 (1,012) 0.0
Iluka Resources Ltd. 189,425 1,240,312 11,052 (0.3)
Incitec Pivot Ltd. 164,031 366,459 (9,777) 0.3

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Medibank Pvt Ltd. 100,547 222,834 (15,555) 0.5
South32 Ltd. 875,950 1,653,896 (621,748) 18.9
Telstra Corp. Ltd. 1,186,237 2,946,602 (36,666) 1.1
Short Positions
Common Stocks
Australia
Alumina Ltd. (689,078) (1,113,004) 17,858 (0.5)
AMP Ltd. (714,508) (961,155) 17,738 (0.5)
APA Group (164,277) (1,278,805) (344,350) 10.5
Challenger Ltd. (674,802) (3,839,979) 1,381,253 (41.9)
Computershare Ltd. (25,514) (300,808) (12,800) 0.4
Origin Energy Ltd. (56,181) (333,111) (35,020) 1.1
Ramsay Health Care Ltd. (65,545) (3,334,789) (536,344) 16.3
REA Group Ltd. (15,513) (1,126,970) (337,190) 10.2
SEEK Ltd. (336,209) (5,321,416) (670,082) 20.3
Sydney Airport (203,605) (1,237,047) (235,922) 7.2
Transurban Group (139,138) (1,456,365) (262,554) 8.0
Treasury Wine Estates Ltd. (28,070) (319,738) (15,150) 0.5
Worley Ltd. (368,648) (3,982,341) (368,855) 11.2
United States
James Hardie Industries plc (283,759) (5,545,914) (1,868,574) 56.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.30% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
111 months
maturity
08/19/2022 $270,883,144 $(1,547,659) $(321,254) $(1,868,913)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 122,691 2,875,131 80,948 (4.3)
Russia
Evraz plc 925,773 4,957,348 (1,013,978) 54.3
South Africa
Anglo American plc 162,821 4,677,513 417,349 (22.3)
Investec plc 741,854 4,359,708 (994,213) 53.2

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland
Coca-Cola HBC AG 73,577 2,500,882 (99,301) 5.3
United Kingdom
Aviva plc 590,815 3,279,348 218,958 (11.7)
BAE Systems plc 378,815 2,836,309 66,417 (3.6)
Barclays plc 2,747,777 6,552,008 888,262 (47.5)
Barratt Developments plc 726,899 7,197,346 1,229,178 (65.8)
Bellway plc 104,558 5,277,316 1,003,335 (53.7)
Berkeley Group Holdings plc 80,468 5,180,003 969,090 (51.9)
BT Group plc 1,797,693 4,580,866 (715,828) 38.3
Burberry Group plc 111,370 3,251,516 336,584 (18.0)
Centrica plc 2,950,202 3,487,706 (1,662,532) 89.0
Drax Group plc 691,010 2,873,146 (500,723) 26.8
Hays plc 1,000,174 2,405,447 365,888 (19.6)
Inchcape plc 303,645 2,840,849 (8,263) 0.4
JD Sports Fashion plc 279,765 3,107,514 248,103 (13.3)
Kingfisher plc 1,062,030 3,057,297 49,581 (2.7)
Man Group plc 1,601,652 3,354,435 (268,565) 14.4
Marks & Spencer Group plc 1,019,437 2,890,573 226,120 (12.1)
Meggitt plc 571,439 4,977,216 776,189 (41.5)
Moneysupermarket.com Group plc 604,759 2,654,791 328,375 (17.6)
Persimmon plc 229,842 8,209,751 1,788,723 (95.7)
Royal Mail plc 1,508,941 4,538,087 35,143 (1.9)
Tate & Lyle plc 448,292 4,516,917 63,169 (3.4)
Taylor Wimpey plc 1,944,799 4,986,607 623,739 (33.4)
WH Smith plc 79,856 2,752,141 539,979 (28.9)
William Hill plc 1,124,286 2,812,491 (857,799) 45.9
Short Positions
Common Stocks
Germany
TUI AG (351,806) (4,439,886) (674,308) 36.1
United Arab Emirates
NMC Health plc (245,514) (5,752,241) 2,608,403 (139.6)
United Kingdom
ASOS plc (110,984) (4,973,497) (871,927) 46.7
Beazley plc (486,424) (3,579,015) 55,065 (2.9)
DS Smith plc (569,437) (2,896,230) (254,374) 13.6
easyJet plc (299,879) (5,648,777) (1,508,717) 80.7
GVC Holdings plc (529,786) (6,211,942) (1,761,236) 94.2
Hargreaves Lansdown plc (303,012) (7,772,628) (536,188) 28.7
HSBC Holdings plc (552,514) (4,325,325) 295,129 (15.8)
Informa plc (348,182) (3,960,094) (708,927) 37.9
John Wood Group plc (1,224,497) (6,494,376) 2,308,136 (123.5)
Lloyds Banking Group plc (4,363,073) (3,614,466) (714,628) 38.2
Melrose Industries plc (1,478,463) (4,709,241) (1,526,972) 81.7
National Grid plc (284,253) (3,552,358) (197,579) 10.6
Ocado Group plc (491,954) (8,346,994) (859,284) 46.0
Prudential plc (184,169) (3,528,795) (375,456) 20.1
Severn Trent plc (205,278) (6,844,115) (648,630) 34.7
SSE plc (124,711) (2,378,519) (338,545) 18.1
St James's Place plc (526,697) (8,118,900) (1,007,314) 53.9
Tesco plc (1,236,704) (4,179,608) (103,801) 5.6
Weir Group plc (The) (274,667) (5,493,336) 1,141,765 (61.1)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HKD/
USD 1 Month Forward FX
Swap Rate plus or minus a
specified spread (-0.35% to
0.02%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
01/19/2022 $40,469,040 $(2,541,473) $(237,376) $(2,778,849)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd. 266,500 1,923,124 (192,628) 6.9
CLP Holdings Ltd. 44,500 467,135 (1,335) 0.0
Henderson Land Development Co. Ltd. 219,960 1,079,356 85,900 (3.1)
Hysan Development Co. Ltd. 330,000 1,294,015 (278,276) 10.0
Kerry Properties Ltd. 650,000 2,064,453 (100,244) 3.6
Li & Fung Ltd. 3,272,000 357,094 (223,879) 8.1
Melco International Development Ltd. 919,000 2,581,841 (323,672) 11.6
New World Development Co. Ltd. 1,784,000 2,445,405 111,894 (4.0)
Sino Land Co. Ltd. 184,000 267,078 (39,407) 1.4
Sun Hung Kai Properties Ltd. 63,500 972,495 53,231 (1.9)
WH Group Ltd. 2,661,500 2,751,922 122,129 (4.4)
Wheelock & Co. Ltd. 216,000 1,439,918 91,211 (3.3)
Yue Yuen Industrial Holdings Ltd. 485,000 1,431,378 107,438 (3.9)
Macau
Wynn Macau Ltd. 131,600 324,279 21,959 (0.8)
United Kingdom
CK Hutchison Holdings Ltd. 87,000 829,587 (19,211) 0.7
Short Positions
Common Stocks
Hong Kong
AIA Group Ltd. (370,600) (3,897,958) (832,623) 30.0
ASM Pacific Technology Ltd. (291,900) (4,051,680) (394,980) 14.2
Hang Seng Bank Ltd. (87,200) (1,802,422) 91,081 (3.3)
Hong Kong & China Gas Co. Ltd. (366,300) (715,702) 21,210 (0.8)
MTR Corp. Ltd. (775,865) (4,584,986) (588,397) 21.2
Swire Properties Ltd. (53,400) (176,906) (1,919) 0.1
Techtronic Industries Co. Ltd. (64,500) (526,429) (76,591) 2.8
Wharf Real Estate Investment Co. Ltd. (542,000) (3,307,048) (149,156) 5.4
Macau
Galaxy Entertainment Group Ltd. (43,000) (316,549) (43,901) 1.6
MGM China Holdings Ltd. (526,800) (860,280) 18,693 (0.7)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JPY/USD
1 Week Forward FX Swap
Rate plus or minus a specified
spread (-0.30% to 0.02%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
99 months
maturity
08/19/2021 $657,813,798 $(52,543,679) $(4,513,626) $(57,057,305)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Astellas Pharma, Inc. 429,300 7,328,146 842,153 (1.5)
Fujitsu Ltd. 75,700 7,120,026 1,486,673 (2.6)
Haseko Corp. 474,800 6,373,641 117,969 (0.2)
Hitachi High-Technologies Corp. 89,900 6,366,676 2,518,667 (4.4)
Hitachi Ltd. 139,100 5,869,429 809,818 (1.4)
Japan Airlines Co. Ltd. 440,200 13,706,015 (2,996,679) 5.3
Kajima Corp. 551,200 7,328,310 (2,549,378) 4.5
Marubeni Corp. 756,800 5,591,523 369,372 (0.6)
Matsumotokiyoshi Holdings Co. Ltd. 121,500 4,703,868 418,967 (0.7)
Mazda Motor Corp. 684,900 5,836,333 (1,237,472) 2.2
Mitsubishi Gas Chemical Co., Inc. 308,100 4,693,653 (2,023,165) 3.5
Nikon Corp. 409,900 5,012,938 (659,949) 1.2
Nippon Express Co. Ltd. 79,500 4,660,211 142,118 (0.2)
Obayashi Corp. 712,400 7,912,388 (806,987) 1.4
Otsuka Corp. 128,100 5,115,666 (97,693) 0.2
Shionogi & Co. Ltd. 103,500 6,402,668 241,781 (0.4)
Sojitz Corp. 1,611,500 5,194,022 (822,550) 1.4
Sumitomo Corp. 312,900 4,647,611 44,633 (0.1)
Taiheiyo Cement Corp. 215,100 6,313,855 (802,817) 1.4
Taisei Corp. 176,700 7,319,099 (1,716,627) 3.0
Tokyo Electric Power Co. Holdings, Inc. 1,139,500 4,877,694 (1,082,142) 1.9
Tosoh Corp. 340,300 5,242,591 (1,741,931) 3.1
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (349,700) (7,216,546) (653,524) 1.1
Asahi Intecc Co. Ltd. (168,100) (4,922,177) (1,052,828) 1.8
Chugai Pharmaceutical Co. Ltd. (58,900) (5,424,410) (1,643,493) 2.9
CyberAgent, Inc. (193,700) (6,747,692) 706,990 (1.2)
Daifuku Co. Ltd. (90,000) (5,439,139) (1,125,356) 2.0
Daiichi Sankyo Co. Ltd. (115,600) (7,634,718) (2,491,483) 4.4
FamilyMart Co. Ltd. (296,300) (7,096,297) 1,207,977 (2.1)
Fast Retailing Co. Ltd. (16,400) (9,742,818) (1,567,130) 2.7

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Kansai Paint Co. Ltd. (221,400) (5,408,609) (237,494) 0.4
Keio Corp. (86,900) (5,258,255) (1,394,038) 2.4
Kikkoman Corp. (151,500) (7,416,650) (1,696,970) 3.0
Kintetsu Group Holdings Co. Ltd. (104,400) (5,662,634) (1,567,165) 2.7
M3, Inc. (323,800) (9,764,386) (4,146,609) 7.3
Marui Group Co. Ltd. (283,100) (6,902,701) (1,694,817) 3.0
MISUMI Group, Inc. (186,000) (4,603,527) (49,191) 0.1
MonotaRO Co. Ltd. (182,400) (4,855,668) (587,162) 1.0
Nidec Corp. (36,800) (5,026,284) (245,441) 0.4
Nippon Paint Holdings Co. Ltd. (176,300) (9,076,220) (3,158,693) 5.5
Odakyu Electric Railway Co. Ltd. (214,900) (5,013,406) (549,494) 1.0
Pan Pacific International Holdings Corp. (291,400) (4,834,699) (272,645) 0.5
Ricoh Co. Ltd. (572,800) (6,232,927) (571,640) 1.0
Shimano, Inc. (45,400) (7,365,287) (1,023,072) 1.8
Sony Financial Holdings, Inc. (248,900) (5,974,812) (1,510,460) 2.6
Suzuki Motor Corp. (268,200) (11,195,192) 1,732,060 (3.0)
Takeda Pharmaceutical Co. Ltd. (123,300) (4,876,789) (772,140) 1.4
Terumo Corp. (173,600) (6,158,343) (1,235,762) 2.2
TOTO Ltd. (122,300) (5,164,376) (488,871) 0.9
Yaskawa Electric Corp. (314,600) (11,851,296) (1,104,503) 1.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR or EONIA plus
or minus a specified spread
(-0.20% to 0.03%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
04/19/2023
- 01/02/2025 $139,925,887 $(9,550,447) $(1,838,059) $(11,388,506)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Alstom SA 13,402 636,851 32,381 (0.3)
Arkema SA 7,654 818,423 76,585 (0.7)
Atos SE 45,084 3,767,352 (203,884) 1.8
Bouygues SA 32,661 1,392,239 94,495 (0.8)
Capgemini SE 6,372 779,327 40,626 (0.4)
Carrefour SA 191,592 3,222,321 (380,697) 3.3
Cie de Saint-Gobain 90,529 3,708,599 204,293 (1.8)
Cie Generale des Etablissements Michelin SCA 2,973 365,855 20,444 (0.2)
CNP Assurances 132,466 2,639,406 (223,109) 2.0
Danone SA 22,823 1,895,358 (21,043) 0.2
Dassault Aviation SA 603 791,279 (38,217) 0.3

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Electricite de France SA 15,750 175,743 (2,925) 0.0
Engie SA 815,306 13,206,597 581,438 (5.1)
Eutelsat Communications SA 238,356 3,883,721 (516,454) 4.5
Natixis SA 641,542 2,857,760 148,500 (1.3)
Orange SA 213,343 3,135,334 (127,973) 1.1
Peugeot SA 413,050 9,945,073 (197,525) 1.7
Publicis Groupe SA 123,150 5,583,797 (271,026) 2.4
Renault SA 8,674 411,906 (138,620) 1.2
Rexel SA 54,478 724,595 11,516 (0.1)
Sanofi 49,939 5,015,247 678,327 (6.0)
SCOR SE 6,244 262,846 1,174 (0.0)
Societe BIC SA 10,644 740,729 (136,561) 1.2
Sodexo SA 9,507 1,127,630 20,325 (0.2)
Sopra Steria Group 1,084 175,080 (1,183) 0.0
Teleperformance 5,148 1,257,748 362,297 (3.2)
Thales SA 16,037 1,668,728 (259,432) 2.3
TOTAL SA 11,785 653,956 124 (0.0)
Veolia Environnement SA 85,905 2,285,791 270,843 (2.4)
Luxembourg
SES SA 377,717 5,309,058 (2,356,778) 20.7
Short Positions
Common Stocks
France
Accor SA (44,282) (2,078,544) 90,236 (0.8)
Altran Technologies SA (254,638) (4,057,167) (2,033,054) 17.9
Bollore SA (415,820) (1,817,097) 105,607 (0.9)
Bollore SA (3,388) (14,418) (14,300) 0.1
Cie Plastic Omnium SA (61,145) (1,717,000) (121,570) 1.1
Edenred (31,636) (1,639,519) (91,005) 0.8
Elior Group SA (118,381) (1,743,823) (159,623) 1.4
Faurecia SE (53,943) (2,928,438) (234,694) 2.1
Iliad SA (53,478) (6,955,997) 126,748 (1.1)
Ingenico Group SA (40,347) (4,388,879) (2,009,524) 17.6
JCDecaux SA (85,172) (2,631,642) 39,333 (0.3)
Orpea (35,840) (4,598,093) (524,441) 4.6
Remy Cointreau SA (33,146) (4,073,705) 222,657 (2.0)
Sartorius Stedim Biotech (2,061) (342,101) (46,801) 0.4
SEB SA (11,359) (1,689,399) 139,065 (1.2)
Ubisoft Entertainment SA (27,297) (1,891,223) 229,079 (2.0)
Valeo SA (275,038) (9,748,250) (2,080,814) 18.3
Worldline SA (48,811) (3,460,260) (169,700) 1.5
Luxembourg
Eurofins Scientific SE (10,282) (5,711,983) (685,587) 6.0

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.28% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
60-61 months
maturity
ranging from
04/19/2023
- 01/02/2025 $940,052,561 $(719,033) $(6,380,058) $(7,099,091)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allstate Corp. (The) 62,132 6,986,743 999,467 (14.1)
Amazon.com, Inc. 2,719 5,024,277 244,224 (3.4)
Amdocs Ltd. 131,993 9,528,575 833,588 (11.7)
Applied Materials, Inc. 111,787 6,823,478 2,031,189 (28.6)
Assured Guaranty Ltd. 159,536 7,820,455 1,668,966 (23.5)
Athene Holding Ltd. 130,818 6,152,371 357,235 (5.0)
Booking Holdings, Inc. 2,586 5,310,946 458,490 (6.5)
Colgate-Palmolive Co. 88,618 6,100,463 213,338 (3.0)
eBay, Inc. 196,393 7,091,751 (163,296) 2.3
Electronic Arts, Inc. 86,807 9,332,621 490,231 (6.9)
Exelon Corp. 152,097 6,934,102 (381,563) 5.4
Facebook, Inc. 38,713 7,945,843 662,125 (9.3)
Intel Corp. 91,620 5,483,457 1,131,764 (15.9)
Kimberly-Clark Corp. 39,027 5,368,164 701,234 (9.9)
Lam Research Corp. 16,292 4,763,781 1,849,810 (26.1)
MAXIMUS, Inc. 63,303 4,709,110 678,221 (9.6)
MetLife, Inc. 149,296 7,609,617 790,393 (11.1)
Monster Beverage Corp. 84,454 5,367,052 435,403 (6.1)
Norwegian Cruise Line Holdings Ltd. 137,677 8,041,714 980,096 (13.8)
Oracle Corp. 88,350 4,680,783 59,962 (0.8)
PepsiCo, Inc. 38,859 5,310,860 690,534 (9.7)
Reinsurance Group of America, Inc. 40,844 6,660,023 408,032 (5.7)
Tyson Foods, Inc. 119,708 10,898,216 2,929,066 (41.3)
ViacomCBS, Inc. 136,863 5,744,140 112,228 (1.6)
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (175,934) (5,045,787) (5,706) 0.1
Charter Communications, Inc. (26,297) (12,756,149) (488,072) 6.9
Conagra Brands, Inc. (179,118) (6,133,000) (2,045,979) 28.8
Coupa Software, Inc. (33,940) (4,963,725) (219,620) 3.1
Digital Realty Trust, Inc. (39,084) (4,679,918) (194,073) 2.7
Edison International (106,724) (8,048,057) (530,548) 7.5

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Energizer Holdings, Inc. (112,584) (5,653,968) (648,799) 9.1
Eversource Energy (71,982) (6,123,509) (242,937) 3.4
First Republic Bank (62,913) (7,389,132) (1,016,212) 14.3
Hain Celestial Group, Inc. (The) (205,279) (5,328,016) 528,185 (7.4)
Knight-Swift Transportation Holdings, Inc. (168,373) (6,034,488) (400,111) 5.6
Macquarie Infrastructure Corp. (132,181) (5,662,634) (118,011) 1.7
McCormick & Co., Inc. (Non-Voting) (40,392) (6,855,734) (1,851,512) 26.1
MongoDB, Inc. (41,917) (5,516,696) 349,818 (4.9)
National Fuel Gas Co. (112,337) (5,228,164) 531,873 (7.5)
Papa John's International, Inc. (90,143) (5,692,530) (1,149,661) 16.2
Pinnacle Financial Partners, Inc. (82,855) (5,302,720) (672,936) 9.5
Sempra Energy (88,650) (13,428,702) (3,235,168) 45.6
Square, Inc. (77,620) (4,855,907) 617,235 (8.7)
Stericycle, Inc. (126,447) (8,068,583) (837,069) 11.8
Tesla, Inc. (19,295) (8,071,677) (3,686,798) 51.9
Twilio, Inc. (71,375) (7,014,735) 1,555,133 (21.9)
United Bankshares, Inc. (125,864) (4,865,902) (546,568) 7.7
VEREIT, Inc. (674,328) (6,230,791) (1,571,416) 22.1
World Wrestling Entertainment, Inc. (117,337) (7,611,651) 469,634 (6.6)
Zillow Group, Inc. (125,917) (5,784,627) (841,161) 11.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Canadian
Dollar Offered Rate (“CDOR”)
plus or minus a specified
spread (-1.29% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13 months
maturity
01/14/2021 $101,673,586 $(1,327,917) $(267,023) $(1,594,940)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 265,712 9,926,217 (305,320) 19.1
Alimentation Couche-Tard, Inc. 114,723 3,640,780 (76,664) 4.8
Atco Ltd. 19,382 742,861 (1,365) 0.1
Canadian Imperial Bank of Commerce 21,326 1,774,662 (27,130) 1.7
Canadian Tire Corp. Ltd. 5,506 592,556 (13,527) 0.8
CGI, Inc. 15,077 1,261,729 (9,629) 0.6
CI Financial Corp. 52,500 877,729 5,120 (0.3)
Constellation Software, Inc. 625 607,004 12,188 (0.8)
Empire Co. Ltd. 148,599 3,485,677 (40,051) 2.5
Finning International, Inc. 86,171 1,678,893 24,293 (1.5)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Gildan Activewear, Inc. 16,422 485,496 2,208 (0.1)
Linamar Corp. 55,892 2,114,646 9,267 (0.6)
Magna International, Inc. 103,812 5,692,052 (226,937) 14.2
Manulife Financial Corp. 19,605 397,973 3,725 (0.2)
Methanex Corp. 59,601 2,301,791 (60,947) 3.8
National Bank of Canada 31,316 1,738,291 2,281 (0.1)
Open Text Corp. 20,091 885,301 (4,318) 0.3
Power Financial Corp. 15,808 425,345 (6,780) 0.4
Quebecor, Inc. 52,904 1,350,151 768 (0.0)
Seven Generations Energy Ltd. 38,812 253,157 (1,706) 0.1
Shaw Communications, Inc. 10,349 210,000 73 (0.0)
Teck Resources Ltd. 173,091 3,001,817 (1,595) 0.1
Thomson Reuters Corp. 30,245 2,163,535 (32,492) 2.0
Tourmaline Oil Corp. 21,853 256,134 11,849 (0.7)
West Fraser Timber Co. Ltd. 18,183 802,066 (8,818) 0.6
United States
Bausch Health Cos., Inc. 5,887 176,218 1,171 (0.1)
BRP, Inc. 81,504 3,713,201 (107,917) 6.8
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (22,064) (1,358,961) (41,017) 2.6
AltaGas Ltd. (160,571) (2,445,878) 24,674 (1.5)
ARC Resources Ltd. (48,936) (308,264) (10,469) 0.7
Bombardier, Inc. (1,438,109) (2,137,423) (43,983) 2.8
Brookfield Asset Management, Inc. (3,231) (186,687) 2,008 (0.1)
Cameco Corp. (260,313) (2,313,359) (9,729) 0.6
Canada Goose Holdings, Inc. (46,168) (1,671,370) 72,364 (4.5)
Cenovus Energy, Inc. (122,186) (1,242,043) (27,931) 1.8
Element Fleet Management Corp. (292,428) (2,497,421) 4,248 (0.3)
Enbridge, Inc. (166,591) (6,623,614) (52,898) 3.3
Encana Corp. (50,697) (237,371) (6,584) 0.4
Franco-Nevada Corp. (3,188) (329,197) (15,999) 1.0
Inter Pipeline Ltd. (227,452) (3,948,071) (11,864) 0.7
Keyera Corp. (83,974) (2,199,989) (6,843) 0.4
Pembina Pipeline Corp. (101,327) (3,755,626) 40,339 (2.5)
PrairieSky Royalty Ltd. (177,817) (2,085,521) 2,648 (0.2)
Shopify, Inc. (1,159) (460,815) 3,846 (0.2)
SNC-Lavalin Group, Inc. (232,006) (5,351,030) (220,629) 13.8
Stars Group, Inc. (The) (100,466) (2,621,996) (105,725) 6.6
TC Energy Corp. (101,056) (5,382,182) (19,701) 1.2
Vermilion Energy, Inc. (75,460) (1,233,696) (41,907) 2.6
Wheaton Precious Metals Corp. (27,224) (810,085) (43,169) 2.7
Zambia
First Quantum Minerals Ltd. (189,084) (1,917,705) 32,657 (2.0)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.75% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
13 months
maturity
01/14/2021 $115,172,850 $(129,298) $(125,847) $(255,145)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 3,280,065 6,159,442 9,577 (3.8)
Assicurazioni Generali SpA 463,438 9,567,584 (28,633) 11.2
Banca Generali SpA 12,439 404,377 (2,507) 1.0
BPER Banca 1,004,891 5,056,154 6,360 (2.5)
Enel SpA 1,104,845 8,776,696 89,170 (34.9)
Eni SpA 561,510 8,720,941 97,093 (38.1)
Hera SpA 984,586 4,312,526 (87,444) 34.3
Italgas SpA 679,988 4,157,241 (129,372) 50.7
Leonardo SpA 274,708 3,221,593 (41,965) 16.4
Poste Italiane SpA 158,987 1,806,550 (7,125) 2.8
Snam SpA 569,359 2,993,577 85,165 (33.4)
Terna Rete Elettrica Nazionale SpA 97,948 655,068 10,581 (4.1)
Unipol Gruppo SpA 602,420 3,458,534 (130,967) 51.3
Spain
Repsol SA 326,397 5,127,749 15,891 (6.2)
United Kingdom
Fiat Chrysler Automobiles NV 634,800 9,411,884 (438,527) 171.9
Short Positions
Common Stocks
Italy
Amplifon SpA (33,049) (951,126) 936 (0.4)
Banco BPM SpA (609,091) (1,386,278) 8,669 (3.4)
Buzzi Unicem SpA (59,964) (1,511,507) (4,801) 1.9
Davide Campari-Milano SpA (68,886) (629,432) (2,644) 1.0
DiaSorin SpA (1,475) (191,024) 1,729 (0.7)
Ferrari NV (3,154) (523,676) 6,180 (2.4)
FinecoBank Banca Fineco SpA (788,773) (9,461,974) 286,556 (112.3)
Freni Brembo SpA (247,416) (3,071,833) 80,049 (31.4)
Pirelli & C SpA (849,725) (4,904,336) 108,904 (42.7)
Prysmian SpA (133,633) (3,225,797) 18,422 (7.2)
Saipem SpA (762,445) (3,728,900) (67,340) 26.4
UniCredit SpA (104,581) (1,528,657) 4,912 (1.9)
Unione di Banche Italiane SpA (1,115,871) (3,647,624) 19,287 (7.6)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Luxembourg
Tenaris SA (253,731) (2,874,755) 14,248 (5.6)
Netherlands
Koninklijke Vopak NV (68,200) (3,706,015) (51,702) 20.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-4.79% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13 months
maturity
01/14/2021 $653,092,798 $(4,819,760) $(819,966) $(5,639,726)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Agilent Technologies, Inc. 57,970 4,945,421 108,984 (1.9)
Alexion Pharmaceuticals, Inc. 79,387 8,585,704 (83,356) 1.5
Arrow Electronics, Inc. 80,112 6,788,691 51,006 (0.9)
Avnet, Inc. 133,260 5,655,554 74,626 (1.3)
Baxter International, Inc. 55,178 4,613,984 (2,207) 0.0
Biogen, Inc. 41,880 12,427,052 5,026 (0.1)
Bio-Rad Laboratories, Inc. 16,014 5,925,660 166,065 (2.9)
Charles River Laboratories International, Inc. 45,782 6,993,658 229,826 (4.1)
Cisco Systems, Inc. 176,680 8,473,573 233,218 (4.1)
Crane Co. 57,775 4,990,604 71,641 (1.3)
Cummins, Inc. 33,499 5,994,981 (61,638) 1.1
Curtiss-Wright Corp. 57,768 8,138,934 75,098 (1.3)
F5 Networks, Inc. 48,467 6,768,417 (33,927) 0.6
Flex Ltd. 520,635 6,570,414 (46,857) 0.8
Gilead Sciences, Inc. 145,110 9,429,248 (101,577) 1.8
Honeywell International, Inc. 28,000 4,956,000 66,080 (1.2)
Humana, Inc. 18,878 6,919,165 (19,444) 0.3
Huntington Ingalls Industries, Inc. 34,551 8,668,155 (28,677) 0.5
Johnson & Johnson 52,477 7,654,820 140,638 (2.5)
McKesson Corp. 50,932 7,044,914 67,740 (1.2)
Mylan NV 244,314 4,910,711 300,506 (5.3)
Northrop Grumman Corp. 14,422 4,960,735 76,004 (1.3)
Oshkosh Corp. 49,907 4,723,698 88,834 (1.6)
Pfizer, Inc. 118,875 4,657,522 33,780 (0.6)
Regeneron Pharmaceuticals, Inc. 16,169 6,071,136 66,616 (1.2)
Spirit AeroSystems Holdings, Inc. 102,913 7,500,299 (298,448) 5.3
TE Connectivity Ltd. 61,075 5,853,428 20,155 (0.4)
Teledyne Technologies, Inc. 13,344 4,624,230 119,028 (2.1)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Vishay Intertechnology, Inc. 238,361 5,074,706 28,603 (0.5)
WESCO International, Inc. 108,029 6,415,842 418,072 (7.4)
World Fuel Services Corp. 107,489 4,667,172 (7,524) 0.1
Short Positions
Common Stocks
United States
Acadia Healthcare Co., Inc. (211,264) (7,018,190) 23,239 (0.4)
Alnylam Pharmaceuticals, Inc. (48,640) (5,601,869) 8,269 (0.1)
Axon Enterprise, Inc. (92,939) (6,810,570) (320,640) 5.7
Bluebird Bio, Inc. (61,241) (5,373,898) 374,795 (6.6)
BWX Technologies, Inc. (81,442) (5,055,919) 19,546 (0.3)
Cheniere Energy, Inc. (79,959) (4,883,096) 38,380 (0.7)
Cognex Corp. (102,062) (5,719,554) (34,701) 0.6
DexCom, Inc. (23,237) (5,082,861) (2,091) 0.0
Equitrans Midstream Corp. (525,508) (7,020,787) (578,059) 10.2
Hess Corp. (100,352) (6,704,517) (175,616) 3.1
Nektar Therapeutics (222,652) (4,805,943) (66,796) 1.2
Noble Energy, Inc. (277,784) (6,900,155) (497,233) 8.8
ONEOK, Inc. (66,479) (5,030,466) (118,333) 2.1
Penumbra, Inc. (30,266) (4,971,796) (179,780) 3.2
Premier, Inc. (129,346) (4,899,626) 195,312 (3.5)
Targa Resources Corp. (227,903) (9,305,279) (492,270) 8.7
TransDigm Group, Inc. (10,606) (5,939,360) 78,909 (1.4)
Trex Co., Inc. (70,983) (6,379,952) (163,261) 2.9
Westinghouse Air Brake Technologies Corp. (108,985) (8,479,033) (330,225) 5.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Swiss
Average Rate Overnight
(“SARON”) plus or minus a
specified spread (-0.75% to
0.35%), which is denominated
in CHF based on the local
currencies of the positions
within the swap.
5-27 months
maturity
05/12/2020 $98,786,205 $(4,812,782) $(450,891) $(5,263,673)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 62,296 2,529,092 (338,995) 6.4

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland
Adecco Group AG (Registered) 139,430 8,815,078 (587,181) 11.2
dormakaba Holding AG 294 210,466 7,243 (0.1)
Flughafen Zurich AG (Registered) 965 176,141 (18) 0.0
Helvetia Holding AG (Registered) 13,323 1,881,862 265,568 (5.0)
LafargeHolcim Ltd. (Registered) 23,473 1,302,223 124,607 (2.4)
Nestle SA (Registered) 79,674 8,625,927 141,165 (2.7)
Novartis AG (Registered) 83,256 7,883,478 584,921 (11.1)
Roche Holding AG 41,281 13,416,441 1,777,025 (33.8)
Sonova Holding AG (Registered) 23,484 5,368,643 465,945 (8.9)
Swiss Life Holding AG (Registered) 1,171 587,456 136,979 (2.6)
UBS Group AG (Registered) 29,995 378,519 22,803 (0.4)
Short Positions
Common Stocks
Switzerland
Chocoladefabriken Lindt & Spruengli AG (280) (2,172,597) (527,991) 10.0
Cie Financiere Richemont SA (Registered) (45,378) (3,546,333) (28,206) 0.5
Clariant AG (Registered) (41,241) (921,670) (166,263) 3.2
EMS-Chemie Holding AG (Registered) (1,466) (963,800) (76,380) 1.5
Idorsia Ltd. (98,677) (3,051,008) (829,077) 15.8
Julius Baer Group Ltd. (76,195) (3,928,075) (704,260) 13.4
Lonza Group AG (Registered) (16,536) (6,032,456) (245,906) 4.7
Schindler Holding AG (6,412) (1,630,579) (160,048) 3.0
Sika AG (Registered) (52,918) (9,937,764) (2,086,335) 39.6
Straumann Holding AG (Registered) (3,837) (3,763,836) (537,192) 10.2
Temenos AG (Registered) (16,725) (2,645,717) (13,621) 0.3
Vifor Pharma AG (49,407) (9,017,044) (2,037,565) 38.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Copenhagen Interbank
Offered Rate ("CIBOR") plus
or minus a specified spread
(-0.35% to 0.35%), which is
denominated in DKK based
on the local currencies of the
positions within the swap.
2-24 months
maturity
02/12/2020 $63,958,967 $(1,418,319) $(771,514) $(2,189,833)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 57,204 8,536,894 2,072,024 (94.6)
Coloplast A/S 1,600 198,498 8,128 (0.4)
FLSmidth & Co. A/S 12,279 489,671 9,722 (0.4)
GN Store Nord A/S 135,987 6,396,927 1,619,629 (74.0)
H Lundbeck A/S 96,522 3,690,086 (962,925) 44.0
Novo Nordisk A/S 119,030 6,897,650 416,427 (19.0)
Pandora A/S 129,996 5,653,354 (390,805) 17.8
Rockwool International A/S 10,185 2,415,147 (123,659) 5.6
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (6,548) (9,447,628) (1,468,453) 67.1
Chr Hansen Holding A/S (60,299) (4,793,467) 691,430 (31.6)
Dfds A/S (34,822) (1,699,853) (286,803) 13.1
DSV PANALPINA A/S (31,567) (3,638,923) (653,260) 29.8
Genmab A/S (34,968) (7,777,008) (2,056,266) 93.9
Novozymes A/S (47,477) (2,323,861) (293,508) 13.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-4.00% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
15-37 months
maturity
12/16/2020 $364,681,082 $(17,353,761) $2,162,362 $(15,191,399)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas 174,445 10,315,387 2,039,020 (13.4)
UCB SA 95,790 7,622,449 412,959 (2.7)
Finland
Fortum OYJ 204,530 5,048,504 321,917 (2.1)
Kone OYJ 38,039 2,487,288 270,269 (1.8)
Neste OYJ 136,881 4,763,596 1,246,955 (8.2)
UPM-Kymmene OYJ 109,856 3,811,399 178,198 (1.2)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
adidas AG 9,287 3,023,086 177,927 (1.2)
Bayer AG (Registered) 54,773 4,452,861 245,631 (1.6)
Covestro AG 108,942 5,069,084 (4,517,582) 29.7
Deutsche Lufthansa AG (Registered) 590,476 10,847,475 (6,808,823) 44.8
E.ON SE 575,749 6,152,959 113,607 (0.7)
Fresenius Medical Care AG & Co. KGaA 57,979 4,268,868 108,625 (0.7)
HeidelbergCement AG 34,530 2,509,119 77,363 (0.5)
HOCHTIEF AG 35,763 4,553,199 (87,373) 0.6
HUGO BOSS AG 104,078 5,037,807 48,789 (0.3)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 18,515 5,463,646 848,444 (5.6)
ProSiebenSat.1 Media SE 362,405 5,640,166 28,133 (0.2)
Rheinmetall AG 45,319 5,196,368 (319,807) 2.1
Volkswagen AG (Preference) 18,526 3,646,627 394,361 (2.6)
Netherlands
ASM International NV 62,203 7,021,005 2,565,670 (16.9)
ASR Nederland NV 144,628 5,420,007 (111,875) 0.7
Koninklijke Ahold Delhaize NV 637,458 15,982,600 2,005,103 (13.2)
Koninklijke Philips NV 56,664 2,769,947 473,027 (3.1)
NN Group NV 75,250 2,861,216 (63,747) 0.4
Signify NV 176,856 5,535,381 (822,642) 5.4
Spain
Enagas SA 236,850 6,049,675 473,285 (3.1)
Endesa SA 344,454 9,198,552 2,089,200 (13.8)
Iberdrola SA 724,731 7,468,766 1,415,573 (9.3)
Naturgy Energy Group SA 258,647 6,512,997 (303,436) 2.0
Red Electrica Corp. SA 465,277 9,375,221 (257,928) 1.7
United Kingdom
Dialog Semiconductor plc 107,805 5,475,117 1,437,537 (9.5)
Short Positions
Common Stocks
Belgium
Umicore SA (231,323) (11,273,295) (2,712,636) 17.9
Finland
Huhtamaki OYJ (58,665) (2,723,824) (856,261) 5.6
Germany
Delivery Hero SE (110,923) (8,791,676) (4,032,393) 26.5
Deutsche Bank AG (Registered) (1,761,928) (13,652,336) 2,924,738 (19.3)
GEA Group AG (96,296) (3,187,349) 125,894 (0.8)
Sartorius AG (Preference) (17,842) (3,813,942) (654,921) 4.3
thyssenkrupp AG (1,089,654) (14,641,798) 623,380 (4.1)
United Internet AG (Registered) (169,310) (5,544,779) 612,205 (4.0)
Zalando SE (133,388) (6,726,780) (2,141,999) 14.1
Luxembourg
ArcelorMittal SA (448,597) (7,904,136) (729,509) 4.8
Netherlands
Adyen NV (4,484) (3,688,521) (496,748) 3.3
Altice Europe NV (1,287,682) (8,338,388) (3,841,878) 25.3
Boskalis Westminster (99,213) (2,542,268) 85,565 (0.6)
SBM Offshore NV (247,894) (4,631,408) (623,982) 4.1
Takeaway.com NV (29,153) (2,694,797) (108,910) 0.7

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Cellnex Telecom SA (304,102) (13,117,636) (4,395,981) 28.9
Ferrovial SA (364,192) (11,033,979) (3,962,367) 26.1
Grifols SA (229,849) (8,120,907) (2,157,032) 14.2
United States
QIAGEN NV (117,458) (4,002,183) (398,518) 2.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Norway Interbank Offered
Rate ("NIBOR") plus or minus
a specified spread (-0.35% to
0.35%), which is denominated
in NOK based on the local
currencies of the positions
within the swap.
4-24 months
maturity
02/12/2020 $20,015,889 $(532,722) $(337,472) $(870,194)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
Equinor ASA 128,477 2,562,125 (254,414) 29.2
Leroy Seafood Group ASA 334,474 2,226,597 86,734 (10.0)
Orkla ASA 154,839 1,570,194 85,468 (9.8)
Salmar ASA 69,696 3,571,656 697,824 (80.2)
Short Positions
Common Stocks
France
Adevinta ASA (43,293) (514,291) (210,883) 24.2
Norway
Gjensidige Forsikring ASA (8,391) (176,135) (24,978) 2.9
Norsk Hydro ASA (565,428) (2,102,608) (153,642) 17.7
Schibsted ASA (66,029) (1,997,738) (513,690) 59.0
Yara International ASA (24,677) (1,028,137) (11,915) 1.4
United Kingdom
Subsea 7 SA (356,630) (4,266,408) (233,226) 26.8

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
1-24 months
maturity
02/12/2020 $57,811,907 $630,532 $(622,593) $7,939
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Malta
Kindred Group plc 262,960 1,613,229 (1,364,077) (17182.0)
Sweden
Assa Abloy AB 7,346 171,716 (1,863) (23.5)
Boliden AB 19,804 525,968 (22,767) (286.8)
Electrolux AB 157,476 3,871,287 219,146 2760.4
Essity AB 284,733 9,170,178 1,475,859 18590.0
Getinge AB 29,061 540,452 (580) (7.3)
ICA Gruppen AB 4,627 216,136 9,688 122.0
Sandvik AB 111,536 2,172,428 397,146 5002.5
Securitas AB 72,182 1,243,640 136,797 1723.1
Skanska AB 34,094 771,261 176,530 2223.6
Swedish Match AB 56,947 2,933,723 704,483 8873.7
Swedish Orphan Biovitrum AB 205,358 3,403,968 (793,079) (9989.7)
Telefonaktiebolaget LM Ericsson 502,477 4,390,551 (145,466) (1832.3)
Volvo AB 170,459 2,853,687 206,923 2606.4
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (67,834) (3,257,653) 550,916 6939.4
Sweden
BillerudKorsnas AB (204,114) (2,411,918) 156,559 1972.0
Elekta AB (88,702) (1,170,265) (15,580) (196.2)
Epiroc AB (51,312) (627,508) (94,944) (1195.9)
Hexagon AB (25,002) (1,401,395) (147,090) (1852.8)
Hexpol AB (195,102) (1,917,369) (333,760) (4204.1)
Husqvarna AB (209,093) (1,675,609) 162,249 2043.7
Saab AB (105,801) (3,548,070) (180,529) (2274.0)
Svenska Cellulosa AB SCA (193,069) (1,957,838) (309,896) (3903.5)
Svenska Handelsbanken AB (345,026) (3,716,018) (10,418) (131.2)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Tele2 AB (155,025) (2,250,040) (145,715) (1835.4)
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 1,420,000 $ – $ 1,420,000
BARC
Cash – 1,734,394 1,734,394
U.S. Treasury Bills – 16,686,459 16,686,459
CITI
Cash (920,000) – (920,000)
Investment Companies 2,324,551 – 2,324,551
DTBK
Cash 123,162,900 – 123,162,900
GSIN
U.S. Treasury Bills 72,101,420 – 72,101,420
JPMC
Investment Companies 114,180,995 – 114,180,995
MSIP
U.S. Treasury Bills 66,624,905 – 66,624,905

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
LONG POSITIONS - 118.9%
COMMON STOCKS - 56.7%
Australia - 1.9%
Afterpay Ltd.(2)*(a) 414 $ 8,521
Aurizon Holdings Ltd.(2) 9,873 36,233
Beach Energy Ltd.(2) 97,783 172,954
BHP Group Ltd.(2) 4,244 116,211
BHP Group plc(2) 9,704 227,403
BlueScope Steel Ltd.(2) 40,806 432,200
CIMIC Group Ltd.(2) 6,128 142,474
Evolution Mining Ltd.(2) 14,878 39,552
Fortescue Metals Group Ltd.(2) 50,902 383,718
Rio Tinto plc(2) 4,308 255,012
Santos Ltd.(2) 61,537 354,020
South32 Ltd.(2) 23,058 43,536
Woodside Petroleum Ltd.(2) 12,538 303,151
2,514,985
—
Austria - 0.1%
ams AG(2)* 5,002 203,071
Canada - 1.8%
Air Canada* 15,711 586,916
Alimentation Couche-Tard, Inc., Class
B 1,791 56,838
Barrick Gold Corp. 2,160 40,121
Canadian Natural Resources Ltd. 548 17,724
Canadian Pacific Railway Ltd. 26 6,628
Cenovus Energy, Inc. 5,423 55,126
CGI, Inc.* 2,314 193,649
Constellation Software, Inc. 15 14,568
iA Financial Corp., Inc. 969 53,228
Kinross Gold Corp.* 8,516 40,398
Magna International, Inc.(b) 6,448 353,546
Manulife Financial Corp. 8,599 174,556
Onex Corp. 3,198 202,364
Open Text Corp. 380 16,745
Shopify, Inc., Class A* 287 114,110
Teck Resources Ltd., Class B 27,363 474,541
2,401,058
—
China - 0.3%
Yangzijiang Shipbuilding Holdings
Ltd.(2) 422,600 352,266
Denmark - 0.6%
Genmab A/S(2)* 321 71,392
Novo Nordisk A/S, Class B(2) 4,002 231,911
Pandora A/S(2)(b) 9,214 400,704
Rockwool International A/S, Class
B(2) 250 59,282
763,289
—
Finland - 0.2%
Fortum OYJ(2) 2,078 51,292
Kone OYJ, Class B(2) 1,452 94,943
UPM-Kymmene OYJ(2) 3,956 137,252
283,487
—
INVESTMENTS SHARES VALUE
France - 2.0%
Air France-KLM(2)* 1,308 $ 14,592
Atos SE(2)(a) 4,223 352,886
AXA SA(2)(b) 12,379 349,784
BNP Paribas SA(2) 1,630 96,884
CNP Assurances(2) 2,919 58,162
Electricite de France SA(2) 5,453 60,846
Engie SA(2) 37,403 605,867
Natixis SA(2) 25,920 115,461
Orange SA(2) 1,612 23,690
Peugeot SA(2) 19,974 480,918
Sanofi(2) 1,746 175,346
TOTAL SA(2) 7,680 426,167
2,760,603
—
Germany - 2.0%
adidas AG(2) 1,139 370,765
Allianz SE (Registered)(2)(b) 2,407 589,783
Bayer AG (Registered)(2) 4,748 385,996
CECONOMY AG(2)*(a) 17,840 107,847
Covestro AG(2)(c) 1,920 89,338
Deutsche Lufthansa AG (Registered)
(2) 20,965 385,142
HeidelbergCement AG(2) 4,444 322,923
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered)(2) 515 151,973
ProSiebenSat.1 Media SE(2) 5,729 89,161
Software AG(2) 554 19,289
Volkswagen AG (Preference)(2) 696 136,999
2,649,216
—
Hong Kong - 0.9%
CK Asset Holdings Ltd.(2) 46,000 331,946
Henderson Land Development Co.
Ltd.(2) 5,000 24,535
HKT Trust & HKT Ltd.(2) 9,000 12,684
Hong Kong Exchanges & Clearing
Ltd.(2)(a) 3,000 97,463
Kerry Properties Ltd.(2) 32,500 103,223
New World Development Co. Ltd.(2) 131,000 179,567
WH Group Ltd.(2)(c) 353,500 365,509
Wheelock & Co. Ltd.(2) 9,000 59,997
Yue Yuen Industrial Holdings Ltd.(2)
(a) 3,500 10,330
1,185,254
—
Italy - 0.7%
BPER Banca(2) 31,943 160,723
Enel SpA(2) 27,194 216,024
Eni SpA(2) 11,242 174,602
Leonardo SpA(2) 3,441 40,354
Unipol Gruppo SpA(2) 63,013 361,762
953,465
—
Japan - 3.0%
Astellas Pharma, Inc.(2) 18,100 308,966
GungHo Online Entertainment, Inc.(2) 3,030 64,192
Hachijuni Bank Ltd. (The)(2)(a) 26,500 115,266
Haseko Corp.(2) 16,400 220,151

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Japan - 3.0% (continued)
Hoya Corp.(2) 1,800 $ 171,832
Inpex Corp.(2) 5,300 54,907
JGC Holdings Corp.(2) 2,000 31,832
JXTG Holdings, Inc.(2) 49,900 226,475
Kajima Corp.(2) 1,500 19,943
Kamigumi Co. Ltd.(2) 7,100 156,071
Marubeni Corp.(2) 41,600 307,355
Mazda Motor Corp.(2) 11,000 93,736
Mitsubishi Gas Chemical Co., Inc.(2) 6,800 103,592
Mitsubishi UFJ Financial Group, Inc.
(2) 18,900 102,180
Mixi, Inc.(2) 700 13,272
Nikon Corp.(2) 9,700 118,628
Nippon Express Co. Ltd.(2) 500 29,310
Nippon Telegraph & Telephone Corp.
(2) 600 15,164
Nitto Denko Corp.(2) 1,000 56,228
Obayashi Corp.(2) 2,600 28,877
Resona Holdings, Inc.(2) 29,600 129,013
Shimizu Corp.(2) 3,100 31,579
Shinsei Bank Ltd.(2) 15,300 233,435
Shionogi & Co. Ltd.(2) 200 12,372
Showa Denko KK(2) 3,600 94,880
Sojitz Corp.(2) 46,400 149,552
Sony Corp.(2) 3,000 203,693
Sumitomo Corp.(2) 21,200 314,890
Sumitomo Heavy Industries Ltd.(2) 1,700 48,288
Sumitomo Mitsui Financial Group,
Inc.(2) 4,600 169,903
Taiheiyo Cement Corp.(2) 4,100 120,348
Teijin Ltd.(2) 2,100 39,233
Tokyo Electric Power Co. Holdings,
Inc.(2)* 40,900 175,075
Tosoh Corp.(2) 11,000 169,464
Toyota Boshoku Corp.(2) 1,900 30,508
Toyota Tsusho Corp.(2) 2,500 87,819
4,248,029
—
Netherlands - 1.2%
ASM International NV(2) 1,365 154,071
ING Groep NV(2) 5,135 61,735
Koninklijke Ahold Delhaize NV(2) 37,198 932,643
Koninklijke Philips NV(2) 352 17,207
NN Group NV(2) 4,632 176,122
Royal Dutch Shell plc, Class A(2) 1,732 51,292
Royal Dutch Shell plc, Class B(2) 4,919 146,014
Signify NV(2)(c) 1,168 36,557
1,575,641
—
INVESTMENTS SHARES VALUE
Norway - 0.0%(d)
Salmar ASA(2) 1,137 $ 58,267
Russia - 0.1%
Evraz plc(2) 30,932 165,635
Singapore - 0.2%
ComfortDelGro Corp. Ltd.(2) 176,000 311,416
South Africa - 0.1%
Anglo American plc(2) 6,980 200,521
Spain - 0.8%
Enagas SA(2) 5,616 143,445
Endesa SA(2) 19,293 515,215
Iberdrola SA(2)(a) 30,515 314,474
Naturgy Energy Group SA(2) 603 15,184
Red Electrica Corp. SA(2) 3,330 67,099
Repsol SA(2) 1,204 18,915
1,074,332
—
Sweden - 0.4%
Getinge AB, Class B(2) 20,982 390,206
Skanska AB, Class B(2) 707 15,993
Telefonaktiebolaget LM Ericsson,
Class B(2) 7,386 64,538
Volvo AB, Class B(2) 1,856 31,072
501,809
—
Switzerland - 1.7%
Adecco Group AG (Registered)(2) 696 44,003
Coca-Cola HBC AG(2)* 650 22,094
Glencore plc(2)* 36,610 113,993
LafargeHolcim Ltd. (Registered)(2)* 2,601 144,297
Novartis AG (Registered)(2) 358 33,899
Roche Holding AG(2)(b) 4,243 1,378,987
Sonova Holding AG (Registered)(2) 683 156,140
Swiss Life Holding AG (Registered)(2) 35 17,558
Zurich Insurance Group AG(2)(a) 814 333,902
2,244,873
—
United Kingdom - 2.0%
AstraZeneca plc(2) 328 32,830
Barclays plc(2) 7,014 16,725
Barratt Developments plc(2) 17,289 171,186
Bellway plc(2) 3,598 181,600
Berkeley Group Holdings plc(2) 2,474 159,260
BT Group plc(2) 70,954 180,804
Burberry Group plc(2) 2,146 62,654
Centrica plc(2) 140,591 166,206
Compass Group plc(2) 1,519 38,069
Dialog Semiconductor plc(2)* 3,713 188,573
Direct Line Insurance Group plc(2) 7,378 30,527
Dunelm Group plc(2) 2,365 36,214
Fiat Chrysler Automobiles NV(2) 35,355 524,192
GlaxoSmithKline plc(2) 697 16,377
Micro Focus International plc(2)(a) 1,485 20,843
Moneysupermarket.com Group plc(2) 21,556 94,627
Next plc(2) 1,531 142,663
Persimmon plc(2) 3,507 125,267
Playtech plc(2) 6,731 35,386
Royal Mail plc(2) 74,922 225,325

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United Kingdom - 2.0% (continued)
Sage Group plc (The)(2) 3,915 $ 38,840
Standard Chartered plc(2)(a) 7,154 67,413
Tate & Lyle plc(2) 5,610 56,525
Taylor Wimpey plc(2) 43,300 111,024
Thomas Cook Group plc(3)*(e) 134,840 2
2,723,132
—
United States - 36.7%
3M Co. 177 31,226
Accenture plc, Class A 117 24,637
Adobe, Inc.* 1,080 356,195
Agilent Technologies, Inc. 2,019 172,241
Akamai Technologies, Inc.* 3,579 309,154
Alexion Pharmaceuticals, Inc.* 4,042 437,142
Align Technology, Inc.* 350 97,664
Allergan plc 599 114,511
Alliance Data Systems Corp. 1,397 156,743
Allstate Corp. (The)(b) 8,615 968,757
Alphabet, Inc., Class A*(b) 843 1,129,106
Alphabet, Inc., Class C* 454 607,007
Amazon.com, Inc.*(b) 691 1,276,857
AMC Networks, Inc., Class A*(a) 2,858 112,891
American Tower Corp., REIT 793 182,247
Ameriprise Financial, Inc. 188 31,317
Amgen, Inc. 513 123,669
Analog Devices, Inc. 721 85,684
Apple, Inc.(a)(b) 6,135 1,801,542
Applied Materials, Inc.(b) 8,176 499,063
Archer-Daniels-Midland Co. 1,073 49,734
Arrow Electronics, Inc.*(a) 3,910 331,333
Associated Banc-Corp.(a) 726 16,001
Assured Guaranty Ltd. 330 16,177
Athene Holding Ltd., Class A* 6,981 328,316
Avnet, Inc. 5,483 232,699
Bank of New York Mellon Corp. (The) 2,716 136,696
Bausch Health Cos., Inc.* 593 17,751
Baxter International, Inc. 5,061 423,201
Berkshire Hathaway, Inc., Class B* 1,904 431,256
Best Buy Co., Inc.(a) 3,294 289,213
Biogen, Inc.*(b) 4,807 1,426,380
Boeing Co. (The)(a) 826 269,078
Booking Holdings, Inc.*(a) 239 490,841
Bristol-Myers Squibb Co. 5,499 352,981
Broadcom, Inc. 338 106,815
Bunge Ltd. 1,295 74,527
CACI International, Inc., Class A* 1,830 457,482
Cadence Design Systems, Inc.* 620 43,003
Capital One Financial Corp. 511 52,587
Caterpillar, Inc.(a) 1,226 181,056
CDW Corp. 974 139,126
Charles River Laboratories
International, Inc.* 1,633 249,457
Ciena Corp.* 1,910 81,538
Cirrus Logic, Inc.* 1,920 158,227
Cisco Systems, Inc.(a)(b) 19,419 931,335
CIT Group, Inc. 531 24,230
Citigroup, Inc. 5,797 463,122
Citizens Financial Group, Inc. 1,618 65,707
INVESTMENTS SHARES VALUE
United States - 36.7% (continued)
Cognizant Technology Solutions
Corp., Class A 2,482 $ 153,934
Comcast Corp., Class A 4,498 202,275
Comerica, Inc. 1,345 96,504
CommVault Systems, Inc.* 1,520 67,853
CoStar Group, Inc.*(a) 210 125,643
Crane Co. 261 22,545
Crown Castle International Corp.,
REIT 537 76,335
Cummins, Inc. 3,070 549,407
Dana, Inc.(a) 5,553 101,065
Deckers Outdoor Corp.* 2,345 395,977
Delphi Technologies plc* 4,945 63,444
DR Horton, Inc. 278 14,665
Dropbox, Inc., Class A* 2,172 38,901
DuPont de Nemours, Inc. 990 63,558
DXC Technology Co.(a) 1,232 46,311
Eagle Materials, Inc.(a) 411 37,261
eBay, Inc.(a) 15,125 546,164
Edwards Lifesciences Corp.* 903 210,661
Electronic Arts, Inc.*(b) 6,411 689,247
Eli Lilly & Co.(a) 129 16,954
EMCOR Group, Inc. 389 33,571
Equinix, Inc., REIT 144 84,053
Evercore, Inc., Class A 5,097 381,052
Exelixis, Inc.*(a) 2,707 47,697
Exelon Corp. 4,419 201,462
F5 Networks, Inc.* 551 76,947
Facebook, Inc., Class A*(b) 6,538 1,341,925
First American Financial Corp. 2,523 147,141
Flex Ltd.*(a) 20,744 261,789
Foot Locker, Inc. 1,379 53,767
Fortinet, Inc.* 500 53,380
Garmin Ltd. 2,648 258,339
Gilead Sciences, Inc.(b) 10,027 651,554
Goldman Sachs Group, Inc. (The) 1,171 269,248
Goodyear Tire & Rubber Co. (The) 3,644 56,682
GrafTech International Ltd.(a) 13,025 151,351
Herman Miller, Inc. 2,060 85,799
HollyFrontier Corp. 2,234 113,286
Home Depot, Inc. (The) 327 71,410
Honeywell International, Inc. 1,026 181,602
HP, Inc. 2,675 54,971
Humana, Inc. 1,022 374,583
Huntington Ingalls Industries, Inc. 965 242,099
Incyte Corp.* 1,149 100,331
Ingersoll-Rand plc 2,318 308,109
Ingredion, Inc. 821 76,312
Inogen, Inc.*(a) 1,648 112,608
Intel Corp.(a) 14,087 843,107
International Business Machines
Corp.(a) 5,594 749,820
International Paper Co.(a) 3,816 175,727
Intuit, Inc.(b) 1,752 458,901
IQVIA Holdings, Inc.*(a) 651 100,586
ITT, Inc.(a) 558 41,242
Jabil, Inc. 3,976 164,328
Jazz Pharmaceuticals plc* 938 140,025
Johnson & Johnson(b) 5,986 873,178
Johnson Controls International plc(a) 1,403 57,116

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - 36.7% (continued)
JPMorgan Chase & Co.(a) 1,683 $ 234,610
Kimberly-Clark Corp.(a) 2,476 340,574
Kohl's Corp.(a) 2,262 115,249
Lam Research Corp. 1,433 419,009
Las Vegas Sands Corp. 778 53,713
Lear Corp. 1,964 269,461
Lincoln Electric Holdings, Inc.(a) 350 33,856
Lockheed Martin Corp. 450 175,221
LyondellBasell Industries NV, Class A 2,746 259,442
Mallinckrodt plc*(a) 9,530 33,260
Manhattan Associates, Inc.* 573 45,697
ManpowerGroup, Inc. 1,093 106,130
Marathon Petroleum Corp. 365 21,991
McKesson Corp.(b) 4,504 622,993
Medtronic plc 2,704 306,769
Merck & Co., Inc. 7,071 643,107
MetLife, Inc. 10,029 511,178
MGIC Investment Corp. 20,033 283,868
Michaels Cos., Inc. (The)*(a) 12,413 100,421
Micron Technology, Inc.*(b) 6,828 367,210
Microsoft Corp.(b) 9,619 1,516,915
Monster Beverage Corp.* 2,880 183,024
Morgan Stanley 4,867 248,801
Mylan NV* 11,323 227,592
NortonLifeLock, Inc. 2,473 63,111
Norwegian Cruise Line Holdings Ltd.* 8,268 482,934
Nu Skin Enterprises, Inc., Class A 150 6,147
nVent Electric plc(a) 2,758 70,550
Oracle Corp.(a) 14,151 749,720
Oshkosh Corp. 2,495 236,152
Parker-Hannifin Corp.(a) 347 71,420
PepsiCo, Inc. 163 22,277
Pfizer, Inc.(b) 20,603 807,226
Philip Morris International, Inc. 753 64,073
Phillips 66 1,792 199,647
Pilgrim's Pride Corp.* 864 28,266
Popular, Inc. 1,046 61,453
PRA Health Sciences, Inc.* 407 45,238
Procter & Gamble Co. (The) 4,260 532,074
Prologis, Inc., REIT 836 74,521
Prudential Financial, Inc. 149 13,967
Public Storage, REIT(a) 284 60,481
PulteGroup, Inc.(a) 7,735 300,118
PVH Corp. 1,007 105,886
QUALCOMM, Inc.(a) 2,233 197,018
Qurate Retail, Inc., Series A* 25,019 210,910
Ralph Lauren Corp.(a) 599 70,215
Raytheon Co.(a) 510 112,067
Regeneron Pharmaceuticals, Inc.* 671 251,947
Robert Half International, Inc.(a) 3,308 208,900
S&P Global, Inc. 358 97,752
Simon Property Group, Inc., REIT 791 117,827
Skechers U.S.A., Inc., Class A* 8,423 363,789
Skyworks Solutions, Inc. 1,556 188,089
Spirit AeroSystems Holdings, Inc.,
Class A 5,592 407,545
Starbucks Corp. 466 40,971
Steel Dynamics, Inc. 6,906 235,080
Stryker Corp. 64 13,436
Synchrony Financial 10,548 379,833
INVESTMENTS SHARES VALUE
United States - 36.7% (continued)
Take-Two Interactive Software, Inc.* 211 $ 25,833
Target Corp. 678 86,926
TE Connectivity Ltd. 3,085 295,666
Terex Corp. 1,932 57,535
Texas Instruments, Inc. 2,529 324,445
Textron, Inc. 681 30,373
Thermo Fisher Scientific, Inc. 1,560 506,797
Tiffany & Co. 195 26,062
Timken Co. (The) 763 42,965
TJX Cos., Inc. (The) 2,869 175,181
Toll Brothers, Inc.(a) 4,732 186,961
TRI Pointe Group, Inc.* 1,016 15,829
Tupperware Brands Corp. 13,285 113,985
Twitter, Inc.* 4,028 129,097
Tyson Foods, Inc., Class A(b) 7,627 694,362
Umpqua Holdings Corp.(a) 858 15,187
United Airlines Holdings, Inc.* 954 84,038
United Therapeutics Corp.* 1,519 133,794
Unum Group 2,149 62,665
Urban Outfitters, Inc.*(a) 562 15,607
Valero Energy Corp. 1,711 160,235
Varian Medical Systems, Inc.* 403 57,230
VeriSign, Inc.* 179 34,490
Verizon Communications, Inc.(b) 1,282 78,715
Vertex Pharmaceuticals, Inc.*(a) 210 45,980
ViacomCBS, Inc.(a) 6,393 268,314
Vishay Intertechnology, Inc.(a) 16,981 361,525
Walgreens Boots Alliance, Inc. 305 17,983
Walmart, Inc. 3,370 400,491
WellCare Health Plans, Inc.* 126 41,606
Wells Fargo & Co.(b) 12,916 694,881
WESCO International, Inc.*(a) 7,971 473,398
Westrock Co. 1,492 64,022
World Fuel Services Corp. 9,115 395,773
Xerox Holdings Corp. 5,620 207,209
Xilinx, Inc.(a) 2,434 237,972
49,845,187
—
TOTAL COMMON STOCKS
(Cost $68,391,155) 77,015,536
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 5.4%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023(2)(f)(g)(h) EUR 152,122 177,787
0.10%, 4/15/2026(2)(f)(g)(h) EUR 2,495,865 3,046,353
0.50%, 4/15/2030(2)(f)(g)(h) EUR 2,708,185 3,601,369
United Kingdom Inflation Linked Treasury Gilt
1.25%, 11/22/2027(2)(f)(g)(h) GBP 149,649 261,312
0.13%, 3/22/2029(2)(f)(g)(h) GBP 122,323 203,456
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $7,174,546) 7,290,277
U.S. TREASURY OBLIGATIONS - 21.0%
U.S. Treasury Inflation Linked Notes
0.38%, 7/15/2027(2) 4,680,000 5,022,128
0.50%, 1/15/2028(2) 5,210,000 5,576,053
0.75%, 7/15/2028(2) 5,150,000 5,554,541
0.88%, 1/15/2029(2) 5,320,000 5,757,646

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 21.0% (continued)
0.25%, 7/15/2029(2) 6,400,000 $ 6,501,330
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,146,566) 28,411,698
SHORT-TERM INVESTMENTS - 35.8%
REPURCHASE AGREEMENTS - 3.5%
GSCO, (0.60)%, dated
12/20/2019, due 1/15/2020,
repurchase price $1,362,441,
collateralized by collateralized
by Foreign Government
Securities, 0.10%, due
4/15/2023(2) EUR 1,363,033 1,515,558
JPMS, 0.70%, dated
12/16/2019, due 1/15/2020,
repurchase price $155,615,
collateralized by collateralized
by Foreign Government
Securities, 0.13%, due
3/22/2029(2) GBP 155,524 207,515
JPMS, 0.70%, dated
12/16/2019, due 1/15/2020,
repurchase price $156,824,
collateralized by collateralized
by Foreign Government
Securities, 0.13%, due
8/10/2028(2) GBP 156,733 209,128
JPMS, 0.70%, dated
12/16/2019, due 1/15/2020,
repurchase price $132,445,
collateralized by collateralized
by Foreign Government
Securities, 0.13%, due
3/22/2026(2) GBP 132,368 176,618
JPMS, 0.70%, dated 12/6/2019,
due 1/15/2020, repurchase
price $156,392, collateralized
by collateralized by Foreign
Government Securities, 0.13%,
due 3/22/2029(2) GBP 156,270 205,636
JPMS, 0.70%, dated 12/5/2019,
due 1/15/2020, repurchase
price $202,678, collateralized
by collateralized by Foreign
Government Securities, 1.25%,
due 11/22/2027(2) GBP 202,517 265,397
JPMS, 0.70%, dated 12/9/2019,
due 1/15/2020, repurchase
price $297,569, collateralized
by collateralized by Foreign
Government Securities, 1.25%,
due 11/22/2027(2) GBP 297,355 390,767
JPMS, 0.70%, dated 12/5/2019,
due 1/15/2020, repurchase
price $157,875, collateralized
by collateralized by Foreign
Government Securities, 0.13%,
due 3/22/2029(2) GBP 157,749 206,729
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
REPURCHASE AGREEMENTS - 3.5% (continued)
JPMS, 0.70%, dated 12/4/2019,
due 1/15/2020, repurchase
price $131,796, collateralized
by collateralized by Foreign
Government Securities, 0.13%,
due 8/10/2028(2) GBP 131,688 $ 171,161
JPMS, 0.70%, dated 12/5/2019,
due 1/15/2020, repurchase
price $134,091, collateralized
by collateralized by Foreign
Government Securities, 0.13%,
due 3/22/2026(2) GBP 133,984 175,585
MPFS, (0.57)%, dated
12/17/2019, due 1/15/2020,
repurchase price $114,128,
collateralized by collateralized
by Foreign Government
Securities, 0.10%, due
3/1/2028(2) EUR 114,180 126,935
MPFS, (0.50)%, dated
11/26/2019, due 1/15/2020,
repurchase price $251,805,
collateralized by collateralized
by Foreign Government
Securities, 0.70%, due
7/25/2030(2) EUR 251,980 277,759
MPFS, (0.50)%, dated
12/17/2019, due 1/15/2020,
repurchase price $140,144,
collateralized by collateralized
by Foreign Government
Securities, 1.85%, due
7/25/2027(2) EUR 140,200 155,861
MPFS, (0.50)%, dated
12/17/2019, due 1/15/2020,
repurchase price $125,819,
collateralized by collateralized
by Foreign Government
Securities, 0.70%, due
7/25/2030(2) EUR 125,870 139,930
MPFS, (0.50)%, dated
12/17/2019, due 1/15/2020,
repurchase price $112,275,
collateralized by collateralized
by Foreign Government
Securities, 0.10%, due
3/1/2029(2) EUR 112,320 124,866
MPFS, (0.50)%, dated
11/26/2019, due 1/15/2020,
repurchase price $114,231,
collateralized by collateralized
by Foreign Government
Securities, 0.10%, due
3/1/2028(2) EUR 114,310 126,005

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
REPURCHASE AGREEMENTS - 3.5% (continued)
MPFS, (0.50)%, dated
11/26/2019, due 1/15/2020,
repurchase price $280,325,
collateralized by collateralized
by Foreign Government
Securities, 1.85%, due
7/25/2027(2) EUR 280,520 $ 309,219
TOTAL REPURCHASE AGREEMENTS
(Cost $4,784,669) 4,784,669
SHARES
INVESTMENT COMPANIES - 23.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(i)(j) 5,111,574 5,111,574
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
1.53%(i)(j) 3 3
Limited Purpose Cash Investment
Fund, 1.61%(i) 26,555,345 26,555,345
UBS Select Treasury Preferred Fund,
Class I, 1.51%(i) 34,176 34,176
TOTAL INVESTMENT COMPANIES
(Cost $31,698,877) 31,701,098
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 8.9%
U.S. Treasury Bills
2.03%, 1/23/2020(2)(k)(l) $ 1,182,000 1,180,986
2.06%, 1/30/2020(2)(j)(l) 20,000 19,977
1.97%, 2/6/2020(2)(l) 54,000 53,922
1.86%, 2/20/2020(2)(k)(l) 622,000 620,717
1.55%, 5/7/2020(2)(k)(l) 1,711,000 1,701,875
1.56%, 6/18/2020(2)(j)(l) 1,241,000 1,232,080
1.58%, 6/25/2020(2)(l) 5,482,000 5,441,069
1.57%, 7/2/2020(2)(l) 1,761,000 1,747,178
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,995,559) 11,997,804
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,479,105) 48,483,571
TOTAL LONG POSITIONS
(Cost $152,191,372) 161,201,082
SHARES
SHORT POSITIONS - (13.4)%
COMMON STOCKS - (13.4)%
Australia - (0.6)%
AMP Ltd.(2) (30,954) (41,639)
Challenger Ltd.(2) (50,763) (288,869)
SEEK Ltd.(2) (15,942) (252,325)
Worley Ltd.(2) (19,807) (213,966)
(796,799)
—
Belgium - 0.0%(d)
Umicore SA(2) (388) (18,909)
Canada - (0.5)%
Bombardier, Inc., Class B* (86,231) (128,163)
Encana Corp. (4,586) (21,472)
PrairieSky Royalty Ltd. (16,874) (197,906)
INVESTMENTS SHARES VALUE
Canada - (0.5)% (continued)
Stars Group, Inc. (The)* (1,340) $ (34,972)
West Fraser Timber Co. Ltd. (5,615) (247,682)
(630,195)
—
France - 0.0%(d)
Altran Technologies SA(2) (1,717) (27,357)
Germany - (0.7)%
Delivery Hero SE(2)*(c) (1,393) (110,408)
Deutsche Bank AG (Registered)(2) (36,784) (285,022)
thyssenkrupp AG(2) (32,430) (435,765)
United Internet AG (Registered)(2) (3,942) (129,098)
Zalando SE(2)*(c) (1,069) (53,910)
(1,014,203)
—
Italy - (0.4)%
FinecoBank Banca Fineco SpA(2) (33,437) (401,104)
Freni Brembo SpA(2) (2,887) (35,844)
Pirelli & C SpA(2)(c) (27,849) (160,735)
(597,683)
—
Japan - 0.0%(d)
Yaskawa Electric Corp.(2) (1,300) (48,972)
Luxembourg - (0.2)%
ArcelorMittal SA(2) (17,065) (300,680)
Netherlands - (0.3)%
Altice Europe NV(2)* (8,567) (55,476)
Takeaway.com NV(2)*(c) (3,411) (315,300)
(370,776)
—
Spain - (0.7)%
Cellnex Telecom SA(2)(c) (21,585) (931,083)
United Arab Emirates - (0.1)%
NMC Health plc(2) (4,083) (95,662)
United Kingdom - (0.2)%
John Wood Group plc(2) (10,075) (53,435)
Ocado Group plc(2)* (15,183) (257,610)
(311,045)
—
United States - (9.5)%
2U, Inc.* (2,456) (58,919)
Acadia Healthcare Co., Inc.* (6,124) (203,439)
Adient plc* (8,572) (182,155)
Advanced Micro Devices, Inc.* (3,675) (168,536)
Agios Pharmaceuticals, Inc.* (5,863) (279,958)
Albemarle Corp. (524) (38,273)
Alnylam Pharmaceuticals, Inc.* (3,134) (360,943)
Apache Corp. (12,694) (324,839)
Axon Enterprise, Inc.* (5,708) (418,282)
Baker Hughes Co. (2,613) (66,971)
Bluebird Bio, Inc.* (5,132) (450,333)
Carvana Co.* (2,320) (213,556)
Catalent, Inc.* (1,762) (99,201)
CenturyLink, Inc. (21,176) (279,735)
Cheniere Energy, Inc.* (5,555) (339,244)
Conagra Brands, Inc. (4,096) (140,247)
Concho Resources, Inc. (895) (78,375)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - (9.5)% (continued)
Coty, Inc., Class A (6,330) $ (71,213)
Coupa Software, Inc.* (957) (139,961)
Covetrus, Inc.* (2,770) (36,564)
DexCom, Inc.* (705) (154,212)
EchoStar Corp., Class A* (216) (9,355)
Edison International (657) (49,544)
Energizer Holdings, Inc. (1,264) (63,478)
EQT Corp. (10,663) (116,227)
Equitrans Midstream Corp. (32,598) (435,509)
Exact Sciences Corp.* (3,016) (278,920)
Freeport-McMoRan, Inc. (33,783) (443,233)
Granite Construction, Inc. (909) (25,152)
Grubhub, Inc.* (271) (13,181)
Hess Corp. (6,837) (456,779)
Insulet Corp.* (736) (126,003)
International Flavors & Fragrances,
Inc. (3,189) (411,445)
James Hardie Industries plc,
CHESS(2) (23,984) (468,753)
Ligand Pharmaceuticals, Inc.* (271) (28,263)
Matador Resources Co.* (11,510) (206,835)
Mattel, Inc.* (4,610) (62,466)
Meredith Corp. (180) (5,845)
MongoDB, Inc.* (1,328) (174,778)
Murphy Oil Corp. (512) (13,722)
National Oilwell Varco, Inc. (11,383) (285,144)
Nektar Therapeutics* (17,422) (376,054)
Newell Brands, Inc. (16,865) (324,145)
Noble Energy, Inc. (17,237) (428,167)
Oasis Petroleum, Inc.* (12,356) (40,281)
Ollie's Bargain Outlet Holdings, Inc.* (428) (27,953)
Patterson-UTI Energy, Inc. (9,374) (98,427)
QEP Resources, Inc. (33,291) (149,810)
Sage Therapeutics, Inc.* (4,370) (315,470)
Scientific Games Corp.* (5,816) (155,752)
Snap, Inc., Class A* (7,192) (117,445)
Square, Inc., Class A* (1,880) (117,613)
Stericycle, Inc.* (3,402) (217,082)
Targa Resources Corp. (9,227) (376,738)
Tesla, Inc.* (966) (404,107)
Transocean Ltd.* (61,808) (425,239)
Twilio, Inc., Class A* (2,122) (208,550)
Under Armour, Inc., Class A* (1,707) (36,871)
United States Steel Corp. (13,652) (155,769)
Valaris plc (23,801) (156,135)
Virtu Financial, Inc., Class A (9,199) (147,092)
Wayfair, Inc., Class A* (1,250) (112,963)
Westinghouse Air Brake Technologies
Corp. (4,726) (367,683)
World Wrestling Entertainment, Inc.,
Class A (1,839) (119,296)
WPX Energy, Inc.* (1,031) (14,166)
Zillow Group, Inc., Class C* (2,011) (92,385)
(12,764,781)
—
INVESTMENTS SHARES VALUE
Zambia - (0.2)%
First Quantum Minerals Ltd. (20,986) $ (212,842)
TOTAL COMMON STOCKS
(Proceeds$(17,898,542)) (18,120,987)
TOTAL SHORT POSITIONS
(Proceeds $(17,898,542)) (18,120,987)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.5%
(Cost $134,292,830) 143,080,095
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.5)%(m) (7,534,773)
NET ASSETS - 100.0% $135,545,322
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,253,014 2.4%
Consumer Discretionary 8,060,685 5.9
Consumer Staples 3,706,782 2.7
Energy (1,607,108) (1.2)
Financials 44,436,474 32.8
Health Care 10,358,591 7.6
Industrials 6,570,019 4.9
Information Technology 14,128,558 10.4
Materials 1,912,132 1.4
Real Estate 1,294,732 1.0
Utilities 2,482,645 1.8
Short-Term Investments 48,483,571 35.8
Total Investments In Securities
At Value 143,080,095 105.5
Liabilities in Excess of Other
Assets(m) (7,534,773) (5.5)
Net Assets
$ 135,545,322 100.0%
* Non-income producing security.
(a) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement
with State Street Bank and Trust Company with a total value of
$4,519,406.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of
$15,210,039.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $(1,080,032), which represents approximately
(0.80)% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2019 amounted to $2, which
represents approximately 0.00% of net assets of the fund.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31,
2019, the value of these securities amounted to $7,290,277 or
5.38% of net assets.
(g) Inflation protected security.
(h) On 12/31/2019, securities valued at $7,290,277 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(i) Represents 7-day effective yield as of December 31, 2019.
(j) All or a portion of the security pledged as collateral for swap contracts.
(k) All or a portion of the security pledged as collateral for futures contracts.
(l) The rate shown was the effective yield at the date of purchase.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Reverse repurchase agreements at December 31, 2019:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
GSCO 11/20/2019 (0.20)% 1/15/2020 EUR $ 2,972,166
GSCO 11/20/2019 (0.20)% 1/15/2020 EUR 2,286,646
GSCO 11/20/2019 (0.20)% 1/15/2020 EUR 1,656,495
GSCO 12/18/2019 (0.10)% 1/15/2020 EUR 558,237
GSCO 12/17/2019 (0.10)% 1/15/2020 EUR 695,793
JPMS 12/31/2019 0.75% 1/15/2020 GBP 258,661
JPMS 12/31/2019 0.75% 1/15/2020 GBP 201,268
JPMS 11/20/2019 0.86% 1/15/2020 GBP 338,415
JPMS 11/20/2019 0.86% 1/15/2020 GBP 366,769
JPMS 11/20/2019 0.86% 1/15/2020 GBP 595,419
JPMS 11/20/2019 0.86% 1/15/2020 GBP 632,415
MPFS 11/20/2019 (0.52)% 1/15/2020 EUR 250,354
MPFS 11/20/2019 (0.45)% 1/15/2020 EUR 413,601
MPFS 11/20/2019 (0.45)% 1/15/2020 EUR 460,810
MPFS 11/20/2019 (0.45)% 1/15/2020 EUR 122,876
$ 11,809,925
The weighted average daily balance of the reverse repurchase agreements during the period ended December 31, 2019 was $29,682,297 at a net weighted average interest rate of 0.918%.
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10 Year
Bond March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 03/20/2020 CAD (274,960) $ 3,772
Cocoa March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/07/2020 USD 25,400 903
Cocoa March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/07/2020 USD 50,800 969
Coffee ‘C’ March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/12/2020 USD 243,188 57,891

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 193,875 $ 1,300
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 01/30/2020 HKD 1,413,500 735
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/07/2020 USD 1,259,250 8,075
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 429,975 8,013
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 1,767,675 35,628
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 2,293,200 46,362
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 2,253,096 239,241
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MSCS 03/20/2020 CHF 841,760 8,011
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/20/2020 CHF 1,788,740 10,174
421,074
Cocoa March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/07/2020 USD (50,800) (910)
Cocoa March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/07/2020 USD (25,400) (450)
Coffee ‘C’ March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/12/2020 USD (243,188) (56,597)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (193,875) (3,793)
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination GSIN 02/14/2020 USD 85,710 (2,922)
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MLIN 02/14/2020 USD 85,710 (2,885)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination SOCG 02/07/2020 USD 352,590 $ (3,186)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (2,006,550) (142,719)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (1,767,675) (106,548)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (429,975) (21,105)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (604,998) (19,116)
(360,231)
$ 60,843
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 88 1/2020 USD $ 5,808,000 $ 470,202
IBEX 35 Index 17 1/2020 EUR 1,816,942 (13,980)
LME Aluminum Base Metal 1 1/2020 USD 44,631 1,079
LME Aluminum Base Metal 13 1/2020 USD 582,699 22,615
LME Copper Base Metal 1 1/2020 USD 153,844 11,078
LME Copper Base Metal 3 1/2020 USD 461,597 34,013
LME Copper Base Metal 7 1/2020 USD 1,077,696 46,831
LME Lead Base Metal 1 1/2020 USD 47,967 (7,867)
LME Nickel Base Metal 1 1/2020 USD 83,865 (17,103)
LME Zinc Base Metal 1 1/2020 USD 56,988 (4,929)
LME Zinc Base Metal 5 1/2020 USD 284,938 (28,779)
RBOB Gasoline 16 1/2020 USD 1,136,016 72,099
100 oz Gold 52 2/2020 USD 7,920,120 244,348
Brent Crude Oil 100 2/2020 USD 6,529,000 (84,845)
Lean Hogs 6 2/2020 USD 171,420 (5,115)
Live Cattle 17 2/2020 USD 856,290 (4,337)
LME Copper Base Metal 1 2/2020 USD 154,171 8,409
RBOB Gasoline 5 2/2020 USD 357,630 (2,597)
Sugar No. 11 53 2/2020 USD 796,611 69,119
WTI Crude Oil 12 2/2020 USD 729,240 8,358
Australia 10 Year Bond 59 3/2020 AUD 5,918,931 (114,266)
Cocoa 22 3/2020 USD 558,800 1,698
Coffee 'C' 26 3/2020 USD 1,264,575 111,859

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Corn 48 3/2020 USD $ 930,600 $ 13,009
Cotton No. 2 4 3/2020 USD 138,100 6,629
EURO STOXX 50 Index 255 3/2020 EUR 10,666,189 (28,362)
Euro-Bobl 446 3/2020 EUR 66,852,177 (309,859)
Euro-Bund 243 3/2020 EUR 46,470,988 (658,883)
Feeder Cattle 2 3/2020 USD 144,225 1,844
FTSE 100 Index 12 3/2020 GBP 1,191,981 672
FTSE/MIB Index 36 3/2020 EUR 4,726,619 (28,055)
Japan 10 Year Bond 11 3/2020 JPY 15,406,378 (1,685)
KC HRW Wheat 11 3/2020 USD 267,300 30,112
LME Aluminum Base Metal 4 3/2020 USD 181,000 (1,117)
LME Aluminum Base Metal 5 3/2020 USD 226,240 (1,512)
LME Aluminum Base Metal 8 3/2020 USD 361,934 (1,998)
LME Aluminum Base Metal 29 3/2020 USD 1,310,996 20,062
LME Aluminum Base Metal 31 3/2020 USD 1,402,750 18,967
LME Copper Base Metal 1 3/2020 USD 154,295 5,978
LME Copper Base Metal 3 3/2020 USD 463,050 (2,182)
LME Copper Base Metal 3 3/2020 USD 463,023 (3,629)
LME Copper Base Metal 4 3/2020 USD 617,257 (7,005)
LME Copper Base Metal 8 3/2020 USD 1,234,850 613
LME Copper Base Metal 47 3/2020 USD 7,255,625 397,322
LME Lead Base Metal 3 3/2020 USD 144,638 (1,128)
LME Lead Base Metal 10 3/2020 USD 482,125 (45,073)
LME Nickel Base Metal 1 3/2020 USD 84,122 (895)
LME Nickel Base Metal 12 3/2020 USD 1,009,800 (230,405)
LME Zinc Base Metal 9 3/2020 USD 511,911 (1,093)
LME Zinc Base Metal 35 3/2020 USD 1,990,406 (50,971)
Low Sulphur Gasoil 14 3/2020 USD 855,750 14,546
S&P 500 E-Mini Index 107 3/2020 USD 17,286,385 274,363
S&P Midcap 400 E-Mini Index 15 3/2020 USD 3,097,200 42,457
S&P/TSX 60 Index 7 3/2020 CAD 1,091,494 (233)
Silver 27 3/2020 USD 2,419,335 108,211
Soybean 28 3/2020 USD 1,337,700 17,985
Soybean Meal 15 3/2020 USD 457,050 (4,357)
SPI 200 Index 5 3/2020 AUD 579,207 (15,840)
TOPIX Index 39 3/2020 JPY 6,177,258 3,614
U.S. Treasury 10 Year Note 431 3/2020 USD 55,349,828 (452,239)
U.S. Treasury 5 Year Note 275 3/2020 USD 32,617,578 (117,759)
Wheat 29 3/2020 USD 810,188 41,515
(148,491)
Short Contracts
Amsterdam Exchange Index (5) 1/2020 EUR (678,213) 3,641
CAC 40 10 Euro Index (8) 1/2020 EUR (535,724) (37)
LME Aluminum Base Metal (1) 1/2020 USD (44,631) (1,209)
LME Aluminum Base Metal (13) 1/2020 USD (582,699) (23,111)
LME Copper Base Metal (1) 1/2020 USD (153,844) (11,311)
LME Copper Base Metal (3) 1/2020 USD (461,597) (34,762)
LME Copper Base Metal (7) 1/2020 USD (1,077,696) (48,315)
LME Lead Base Metal (1) 1/2020 USD (47,967) 7,781
LME Nickel Base Metal (1) 1/2020 USD (83,865) 17,472
LME Zinc Base Metal (1) 1/2020 USD (56,988) 5,060
LME Zinc Base Metal (5) 1/2020 USD (284,938) 28,574
Natural Gas (6) 1/2020 USD (131,340) 8,814
WTI Crude Oil (4) 1/2020 USD (244,240) (20,820)
LME Copper Base Metal (1) 2/2020 USD (154,171) (8,637)
Natural Gas (9) 2/2020 USD (194,220) 642

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
NY Harbor ULSD (17) 2/2020 USD $ (1,439,781) $ (28,157)
Canada 10 Year Bond (43) 3/2020 CAD (4,552,493) 82,011
DAX Index (1) 3/2020 EUR (371,465) 424
LME Aluminum Base Metal (4) 3/2020 USD (181,000) 1,466
LME Aluminum Base Metal (5) 3/2020 USD (226,240) 1,201
LME Aluminum Base Metal (8) 3/2020 USD (361,934) 1,767
LME Aluminum Base Metal (29) 3/2020 USD (1,310,996) (24,551)
LME Aluminum Base Metal (39) 3/2020 USD (1,764,750) (35,449)
LME Copper Base Metal (1) 3/2020 USD (154,295) (6,172)
LME Copper Base Metal (3) 3/2020 USD (463,023) 3,614
LME Copper Base Metal (3) 3/2020 USD (463,050) 944
LME Copper Base Metal (4) 3/2020 USD (617,257) 5,569
LME Copper Base Metal (8) 3/2020 USD (1,234,850) 64
LME Copper Base Metal (20) 3/2020 USD (3,087,500) (35,376)
LME Lead Base Metal (3) 3/2020 USD (144,638) 1,866
LME Nickel Base Metal (1) 3/2020 USD (84,122) 685
LME Nickel Base Metal (2) 3/2020 USD (168,300) (1,445)
LME Zinc Base Metal (9) 3/2020 USD (511,911) 2
Long Gilt (26) 3/2020 GBP (4,524,675) 48,868
(58,887)
$ (207,378)
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 11,131,008 USD 7,596,761 CITI 3/18/2020 $ 228,978
AUD 11,130,992 USD 7,596,759 JPMC 3/18/2020 228,968
BRL 11,388,998 USD 2,702,727 CITI
**
3/18/2020 119,705
BRL 11,389,002 USD 2,702,731 JPMC
**
3/18/2020 119,701
CAD 6,546,492 USD 4,936,969 CITI 3/18/2020 105,757
CAD 6,546,508 USD 4,936,987 JPMC 3/18/2020 105,751
CHF 2,951,000 USD 3,026,400 CITI 3/18/2020 39,140
CHF 2,951,000 USD 3,026,404 JPMC 3/18/2020 39,136
CLP 9,302,500 USD 12,137 CITI
**
3/18/2020 245
CLP 9,302,500 USD 12,137 JPMC
**
3/18/2020 245
CNY 18,591,495 USD 2,635,024 CITI
**
3/18/2020 31,102
CNY 18,591,505 USD 2,635,028 JPMC
**
3/18/2020 31,099
CZK 28,731,500 USD 1,254,539 CITI 3/18/2020 13,077
CZK 28,731,500 USD 1,254,541 JPMC 3/18/2020 13,075
DKK 752,500 USD 112,749 CITI 3/18/2020 799
DKK 752,500 USD 112,749 JPMC 3/18/2020 798
EUR 7,274,492 USD 8,131,897 CITI 3/18/2020 66,456
EUR 7,274,508 USD 8,131,925 JPMC 3/18/2020 66,446
GBP 3,811,499 USD 4,979,723 CITI 3/18/2020 79,461
GBP 3,811,501 USD 4,979,731 JPMC 3/18/2020 79,455
HKD 1,475,500 USD 189,167 CITI 3/18/2020 73
HKD 1,475,500 USD 189,167 JPMC 3/18/2020 73
HUF 125,240,000 USD 416,386 CITI 3/18/2020 9,672
HUF 125,240,000 USD 416,387 JPMC 3/18/2020 9,672
INR 282,377,503 USD 3,900,129 CITI
**
3/18/2020 33,817
INR 282,377,497 USD 3,900,134 JPMC
**
3/18/2020 33,812

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 210,254,000 USD 1,931,098 CITI 3/18/2020 $ 12,268
JPY 210,254,000 USD 1,931,100 JPMC 3/18/2020 12,266
KRW 5,017,107,008 USD 4,264,303 CITI
**
3/18/2020 84,871
KRW 5,017,106,991 USD 4,264,309 JPMC
**
3/18/2020 84,866
MXN 106,355,002 USD 5,392,390 CITI 3/18/2020 170,036
MXN 106,354,998 USD 5,392,397 JPMC 3/18/2020 170,029
NOK 8,178,000 USD 921,373 CITI 3/18/2020 10,346
NOK 8,178,000 USD 921,375 JPMC 3/18/2020 10,344
NZD 6,250,000 USD 4,079,781 CITI 3/18/2020 132,297
NZD 6,250,000 USD 4,079,786 JPMC 3/18/2020 132,292
PLN 10,054,008 USD 2,592,068 CITI 3/18/2020 58,473
PLN 10,053,992 USD 2,592,067 JPMC 3/18/2020 58,470
RUB 82,908,000 USD 1,280,713 CITI
**
3/18/2020 42,960
RUB 82,908,000 USD 1,280,715 JPMC
**
3/18/2020 42,958
SEK 1,790,000 USD 190,913 CITI 3/18/2020 891
SEK 1,790,000 USD 190,913 JPMC 3/18/2020 890
SGD 121,500 USD 89,755 CITI 3/18/2020 649
SGD 121,500 USD 89,755 JPMC 3/18/2020 648
USD 139,887 GBP 104,298 CITI 3/18/2020 1,448
USD 139,886 GBP 104,297 JPMC 3/18/2020 1,448
USD 729,729 INR 52,349,500 CITI
**
3/18/2020 421
USD 729,728 INR 52,349,500 JPMC
**
3/18/2020 420
USD 1,543,945 JPY 166,552,000 CITI 3/18/2020 4,514
USD 1,543,943 JPY 166,552,000 JPMC 3/18/2020 4,512
USD 52,095 MXN 994,000 CITI 3/18/2020 108
USD 52,095 MXN 994,000 JPMC 3/18/2020 108
ZAR 41,494,498 USD 2,782,197 CITI 3/18/2020 151,175
ZAR 41,494,504 USD 2,782,200 JPMC 3/18/2020 151,172
Total unrealized appreciation 2,797,393
GBP 200,000 USD 269,247 CITI 3/18/2020 (3,778)
GBP 200,000 USD 269,247 JPMC 3/18/2020 (3,778)
HUF 28,715,000 USD 98,140 CITI 3/18/2020 (454)
HUF 28,715,000 USD 98,140 JPMC 3/18/2020 (454)
INR 68,014,500 USD 955,633 CITI
**
3/18/2020 (8,088)
INR 68,014,500 USD 955,634 JPMC
**
3/18/2020 (8,089)
JPY 20,075,000 USD 185,851 CITI 3/18/2020 (298)
JPY 20,075,000 USD 185,851 JPMC 3/18/2020 (298)
SEK 7,900,000 USD 849,751 CITI 3/18/2020 (3,243)
SEK 7,900,000 USD 849,752 JPMC 3/18/2020 (3,244)
USD 7,165,434 AUD 10,459,004 CITI 3/18/2020 (187,847)
USD 7,165,420 AUD 10,458,996 JPMC 3/18/2020 (187,856)
USD 784,506 BRL 3,255,500 CITI
**
3/18/2020 (22,275)
USD 784,505 BRL 3,255,500 JPMC
**
3/18/2020 (22,276)
USD 4,021,989 CAD 5,300,002 CITI 3/18/2020 (60,573)
USD 4,021,981 CAD 5,299,998 JPMC 3/18/2020 (60,578)
USD 9,229,770 CHF 9,097,500 CITI 3/18/2020 (220,840)
USD 9,229,759 CHF 9,097,500 JPMC 3/18/2020 (220,851)
USD 31,134 CLP 24,579,000 CITI
**
3/18/2020 (1,582)
USD 31,134 CLP 24,579,000 JPMC
**
3/18/2020 (1,582)
USD 595,257 CNY 4,180,500 CITI
**
3/18/2020 (4,251)
USD 595,256 CNY 4,180,500 JPMC
**
3/18/2020 (4,252)
USD 466,569 DKK 3,121,000 CITI 3/18/2020 (4,371)
USD 466,568 DKK 3,121,000 JPMC 3/18/2020 (4,372)
USD 22,702,758 EUR 20,370,203 CITI 3/18/2020 (254,460)
USD 22,702,704 EUR 20,370,180 JPMC 3/18/2020 (254,488)
USD 6,742,274 GBP 5,178,932 CITI 3/18/2020 (131,969)
USD 6,742,261 GBP 5,178,929 JPMC 3/18/2020 (131,977)
USD 853,358 HKD 6,687,000 CITI 3/18/2020 (4,282)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 853,357 HKD 6,687,000 JPMC 3/18/2020 $ (4,283)
USD 3,369,856 JPY 365,960,000 CITI 3/18/2020 (12,693)
USD 3,369,852 JPY 365,960,000 JPMC 3/18/2020 (12,697)
USD 1,599,543 KRW 1,891,088,000 CITI
**
3/18/2020 (39,782)
USD 1,599,541 KRW 1,891,088,000 JPMC
**
3/18/2020 (39,784)
USD 1,516,256 MXN 29,397,000 CITI 3/18/2020 (21,223)
USD 1,516,254 MXN 29,397,000 JPMC 3/18/2020 (21,225)
USD 5,149,074 NOK 46,952,496 CITI 3/18/2020 (200,221)
USD 5,149,068 NOK 46,952,504 JPMC 3/18/2020 (200,227)
USD 1,027,520 NZD 1,600,000 CITI 3/18/2020 (50,772)
USD 1,027,518 NZD 1,600,000 JPMC 3/18/2020 (50,774)
USD 216,702 PLN 839,500 CITI 3/18/2020 (4,615)
USD 216,702 PLN 839,500 JPMC 3/18/2020 (4,615)
USD 67,199 RUB 4,252,500 CITI
**
3/18/2020 (695)
USD 67,199 RUB 4,252,500 JPMC
**
3/18/2020 (695)
USD 1,422,109 SEK 13,586,998 CITI 3/18/2020 (33,777)
USD 1,422,107 SEK 13,587,002 JPMC 3/18/2020 (33,779)
USD 496,841 SGD 676,000 CITI 3/18/2020 (6,146)
USD 496,840 SGD 676,000 JPMC 3/18/2020 (6,147)
USD 554,397 ZAR 8,103,000 CITI 3/18/2020 (18,429)
USD 554,396 ZAR 8,103,000 JPMC 3/18/2020 (18,429)
Total unrealized depreciation (2,593,414)
Net unrealized appreciation $ 203,979
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 2,264,653 $ 2,264,653
CITI
Cash (190,000) – (190,000)
Investment Companies 921,797 – 921,797
GSCO
Cash – 504,872 504,872
Foreign Government Securities 6,825,509 – 6,825,509
U.S. Treasury Bills – 929,403 929,403
JPMC
Investment Companies 4,130,338 – 4,130,338
JPMS
Cash – 1,341,635 1,341,635
Foreign Government Securities 464,768 – 464,768
MSCL
Cash – 410,875 410,875
U.S. Treasury Bills – 600,119 600,119
MSCS
U.S. Treasury Bills 119,259 – 119,259

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 59,438 $ – $ 59,438
GSCO
Cash – 506,531 506,531
GSIN
Cash 296,718 – 296,718
JPPC
Cash – 567,722 567,722
MLIN
Cash 100,422 – 100,422
MSCL
Cash – 271,313 271,313
SOCG
Cash 118,112 – 118,112

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
LONG POSITIONS - 124.6%
COMMON STOCKS - 4.1%
Brazil - 0.0%(a)
Gol Linhas Aereas Inteligentes SA,
ADR(1)*(b) 5,129 $ 92,681
United States - 4.1%
BioMarin Pharmaceutical, Inc.(1)*(b) 5,206 440,167
Booking Holdings, Inc.(1)*(b) 1,480 3,039,521
Clovis Oncology, Inc.(1)*(b) 4,996 52,083
DocuSign, Inc.(1)*(b) 3,645 270,131
Euronet Worldwide, Inc.(1)*(b) 858 135,186
Exact Sciences Corp.(1)* 1,623 150,095
IAC/InterActiveCorp(1)*(b) 1,616 402,562
Illumina, Inc.(1)*(b) 2,937 974,320
Intrexon Corp.(1)*(b) 27,145 148,755
Jazz Pharmaceuticals plc(1)*(b) 1,247 186,152
LivePerson , Inc.(1)*(b) 4,053 149,961
MINDBODY, Inc., Class A(3)*(c)(d) 93,547 3,729,833
Panera Bread Co., Class A(3)*(c)(d) 38,740 591,782
Proofpoint , Inc.(1)*(b) 1,315 150,936
Sirius XM Holdings, Inc.(1)(b) 289 2,066
Tesla, Inc.(1)*(b) 3,758 1,572,084
TTM Technologies, Inc.(1)*(b) 13,660 205,583
Wayfair, Inc., Class A(1)*(b) 13,874 1,253,793
13,455,010
—
TOTAL COMMON STOCKS
(Cost $11,700,036) 13,547,691
PREFERRED STOCKS - 0.5%
United States - 0.5%
Dominion Energy, Inc., Series A,
7.25%, 6/1/2022(b)
(Cost $1,487,500) 14,875 1,591,476
CONVERTIBLE PREFERRED STOCKS - 11.1%
United States - 11.1%
2017 Mandatory Exchangeable Trust
$100 par, 5.19%, 12/1/2020(b)
(e) 25,225 3,898,253
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%,
9/1/2021(b) 122,675 5,978,694
Change Healthcare, Inc.
$50 par, 6.00%, 6/30/2022(b) 8,375 502,416
DTE Energy Co.
$50 par, 6.25%, 11/1/2022*(b) 24,100 1,235,366
Fortive Corp.
Series A, $1,000 par, 5.00%,
7/1/2021(b) 11,150 10,853,366
NCR Corp.
Series A, $1,000 par, 5.50%,
12/31/2049*(b)(f)(g) 3,975 5,160,806
NextEra Energy, Inc.
$50 par, 4.87%, 9/1/2022(b) 39,650 2,033,252
QTS Realty Trust, Inc., REIT
Series B, $100 par, 6.50%(b)(f) 7,650 981,253
INVESTMENTS SHARES VALUE
United States - 11.1% (continued)
Sempra Energy
Series A, $100 par, 6.00%,
1/15/2021(b) 33,975 $ 4,078,551
South Jersey Industries, Inc.
$50 par, 7.25%, 4/15/2021(b) 16,500 856,515
Southern Co. (The)
Series 2019, $50 par, 6.75%,
8/1/2022(b) 24,450 1,317,855
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $35,096,130) 36,896,327
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.1%
United States - 0.1%
SunEdison, Inc.
2.00%, 10/1/2018(3)(c)(h) $ 5,950,000 126,438
2.75%, 1/1/2021(3)(b)(c)(h) 4,925,000 104,656
TOTAL CORPORATE BONDS
(Cost $15,555,747) 231,094
CONVERTIBLE BONDS - 44.2%
Argentina - 1.9%
MercadoLibre , Inc.
2.00%, 8/15/2028(b) 4,300,000 6,408,990
Brazil - 0.4%
GOL Equity Finance SA
3.75%, 7/15/2024(b)(e) 1,175,000 1,352,717
Canada - 1.0%
Aphria , Inc.
5.25%, 6/1/2024(b)(e) 900,000 596,813
Element Fleet Management Corp.
4.25%, 6/30/2020(b) 2,500,000 1,934,272
Tilray , Inc.
5.00%, 10/1/2023(b) 1,425,000 741,000
3,272,085
Chile - 0.3%
Liberty Latin America Ltd.
2.00%, 7/15/2024(b)(e) 1,025,000 1,090,344
China - 0.4%
iQIYI , Inc.
2.00%, 4/1/2025(b)(e) 1,425,000 1,414,482
France - 3.1%
AXA SA
7.25%, 5/15/2021(b)(e) 8,825,000 10,175,225
Germany - 1.0%
Deutsche Bank AG
1.00%, 5/1/2023(b) 3,250,000 3,389,393
Ivory Coast - 0.2%
Endeavour Mining Corp.
3.00%, 2/15/2023(b)(e) 625,000 655,500
Monaco - 0.3%
Scorpio Tankers, Inc.
3.00%, 5/15/2022(b) 750,000 919,661

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
Norway - 1.1%
SFL Corp. Ltd.
5.75%, 10/15/2021(b) $ 3,600,000 $ 3,826,371
United States - 34.5%
Aerie Pharmaceuticals, Inc.
1.50%, 10/1/2024(b)(e) 650,000 776,876
Aerojet Rocketdyne Holdings, Inc.
2.25%, 12/15/2023(b) 250,000 453,911
Akamai Technologies, Inc.
0.38%, 9/1/2027(b)(e) 1,900,000 1,875,907
Allscripts Healthcare Solutions, Inc.
0.88%, 1/1/2027(b)(e) 575,000 562,430
AMAG Pharmaceuticals, Inc.
3.25%, 6/1/2022(b) 2,450,000 2,061,326
Apellis Pharmaceuticals, Inc.
3.50%, 9/15/2026(b)(e) 975,000 1,004,250
Apollo Commercial Real Estate Finance, Inc., REIT
4.75%, 8/23/2022(b) 1,350,000 1,355,561
5.38%, 10/15/2023(b) 1,925,000 1,950,697
Arbor Realty Trust, Inc., REIT
4.75%, 11/1/2022(b)(e) 825,000 821,669
Ares Capital Corp.
4.63%, 3/1/2024(b) 2,650,000 2,810,855
Atlas Air Worldwide Holdings, Inc.
1.88%, 6/1/2024 1,475,000 1,243,573
Benefitfocus , Inc.
1.25%, 12/15/2023 450,000 388,125
Blackline, Inc.
0.13%, 8/1/2024(b)(e) 500,000 497,813
Blackstone Mortgage Trust, Inc., REIT
4.75%, 3/15/2023(b) 2,300,000 2,459,919
Clovis Oncology, Inc.
4.50%, 8/1/2024(b)(e) 200,000 276,240
1.25%, 5/1/2025(b) 625,000 392,188
CyberArk Software Ltd.
0.00%, 11/15/2024(b)(e) 925,000 955,219
DISH Network Corp.
3.38%, 8/15/2026(b) 1,525,000 1,466,898
Dycom Industries, Inc.
0.75%, 9/15/2021(b) 2,023,000 1,960,632
Etsy, Inc.
0.00%, 3/1/2023(b) 150,000 211,208
0.13%, 10/1/2026(b)(e) 775,000 697,068
Everbridge , Inc.
0.13%, 12/15/2024(b)(e) 775,000 765,893
FireEye, Inc.
0.88%, 6/1/2024(b) 2,700,000 2,713,937
FTI Consulting, Inc.
2.00%, 8/15/2023(b) 2,500,000 3,127,766
Gogo , Inc.
6.00%, 5/22/2022(b) 1,325,000 1,656,833
Granite Construction, Inc.
2.75%, 11/1/2024(b)(e) 700,000 758,755
Guess?, Inc.
2.00%, 4/15/2024(b)(e) 575,000 630,703
IAC Financeco 3, Inc.
2.00%, 1/15/2030(b)(e) 950,000 1,107,320
IAC FinanceCo , Inc.
0.88%, 10/1/2022(b)(e) 1,600,000 2,750,960
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
United States - 34.5% (continued)
Infinera Corp.
2.13%, 9/1/2024(b) $ 2,125,000 $ 2,243,191
Innoviva , Inc.
2.13%, 1/15/2023(b) 825,000 826,798
Insight Enterprises, Inc.
0.75%, 2/15/2025(b)(e) 750,000 884,091
Intercept Pharmaceuticals, Inc.
2.00%, 5/15/2026(b) 50,000 66,155
Intrexon Corp.
3.50%, 7/1/2023(b) 2,025,000 1,213,734
Invitae Corp.
2.00%, 9/1/2024(b)(e) 175,000 158,326
j2 Global, Inc.
1.75%, 11/1/2026(b)(e) 1,375,000 1,394,924
KBR, Inc.
2.50%, 11/1/2023(b)(e) 1,675,000 2,219,375
Liberty Media Corp.
2.25%, 12/1/2048(b)(e) 2,950,000 3,501,281
2.75%, 12/1/2049(b)(e) 1,500,000 1,571,250
Ligand Pharmaceuticals, Inc.
0.75%, 5/15/2023(b) 1,950,000 1,682,927
Lumentum Holdings, Inc.
Series QIB, 0.50%,
12/15/2026(b)(e) 1,275,000 1,383,375
Meritor, Inc.
3.25%, 10/15/2037(b) 1,625,000 1,767,987
MFA Financial, Inc., REIT
6.25%, 6/15/2024(b) 750,000 781,406
Microchip Technology, Inc.
2.25%, 2/15/2037(b) 10,115,000 14,692,983
Neurocrine Biosciences, Inc.
2.25%, 5/15/2024(b) 575,000 880,490
Okta , Inc.
0.13%, 9/1/2025(b)(e) 450,000 435,765
Omeros Corp.
Class B-3, 6.25%,
11/15/2023(b) 1,575,000 1,511,248
OPKO Health, Inc.
4.50%, 2/15/2025(b) 875,000 684,301
PennyMac Corp., REIT
5.50%, 11/1/2024(b)(e) 225,000 223,244
Prospect Capital Corp.
6.38%, 3/1/2025(b) 675,000 716,478
PTC Therapeutics, Inc.
1.50%, 9/15/2026(b)(e) 1,050,000 1,220,961
Pure Storage, Inc.
0.13%, 4/15/2023(b) 375,000 371,870
Redwood Trust, Inc., REIT
4.75%, 8/15/2023(b) 1,000,000 1,021,953
5.63%, 7/15/2024(b) 1,900,000 1,935,560
RH
0.00%, 6/15/2023(b) 1,425,000 1,808,049
0.00%, 9/15/2024(b)(e) 1,725,000 2,045,404
SailPoint Technologies Holding, Inc.
0.13%, 9/15/2024(b)(e) 1,300,000 1,398,462
SEACOR Holdings, Inc.
2.50%, 12/15/2027(b) 5,575,000 5,419,426
Splunk , Inc.
1.13%, 9/15/2025(b) 3,825,000 4,716,703

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
United States - 34.5% (continued)
SunEdison, Inc.
0.25%, 1/15/2020(3)(b)(c)(h) $ 8,325,000 $ 176,906
Tesla, Inc.
2.00%, 5/15/2024(b) 2,175,000 3,288,213
United States Steel Corp.
5.00%, 11/1/2026(b)(e) 1,475,000 1,638,866
Uniti Fiber Holdings, Inc., REIT
4.00%, 6/15/2024(b)(e) 1,100,000 984,778
Vector Group Ltd.
1.75%, 4/15/2020(b)( i ) 650,000 675,594
Vonage Holdings Corp.
1.75%, 6/1/2024(b)(e) 550,000 491,093
Wayfair, Inc.
1.13%, 11/1/2024(b) 3,950,000 4,093,955
1.00%, 8/15/2026(b)(e) 1,725,000 1,517,006
Winnebago Industries, Inc.
1.50%, 4/1/2025(b)(e) 475,000 508,526
Workiva , Inc.
1.13%, 8/15/2026(b)(e) 225,000 201,769
Zillow Group, Inc.
1.50%, 7/1/2023(b) 2,125,000 2,034,538
0.75%, 9/1/2024(b)(e) 1,350,000 1,642,521
1.38%, 9/1/2026(b)(e) 700,000 851,673
114,617,687
TOTAL CONVERTIBLE BONDS
(Cost $143,075,899) 147,122,455
SHARES
SHORT-TERM INVESTMENTS - 64.6%
INVESTMENT COMPANIES - 51.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(1)(j)(k) 111,221,763 111,221,763
Limited Purpose Cash Investment
Fund, 1.61%(1)(j)(l) 61,268,016 61,268,016
UBS Select Treasury Preferred Fund,
Class I, 1.51%(1)(j) 363,249 363,249
TOTAL INVESTMENT COMPANIES
(Cost $172,840,130) 172,853,028
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 12.8%
U.S. Treasury Bills
1.97%, 2/6/2020(m) $ 4,602,000 4,595,334
1.91%, 2/13/2020(m) 3,856,000 3,849,308
1.86%, 2/20/2020(m) 5,267,000 5,256,139
1.86%, 2/27/2020(m) 3,444,000 3,435,910
1.62%, 3/26/2020(b)(m) 4,000,000 3,985,928
1.81%, 4/2/2020(b)(m)(n) 10,585,000 10,544,196
1.56%, 5/14/2020(b)(m) 10,981,000 10,919,021
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,568,538) 42,585,836
TOTAL SHORT-TERM INVESTMENTS
(Cost $215,408,668) 215,438,864
TOTAL LONG POSITIONS
(Cost $422,323,980) 414,827,907
SHARES
SHORT POSITIONS - (34.3)%
COMMON STOCKS - (30.1)%
INVESTMENTS SHARES VALUE
Argentina - (1.4)%
MercadoLibre , Inc.(1)* (7,952) $ (4,548,067)
Canada - 0.0%(a)
Element Fleet Management Corp.(1) (1,436) (12,264)
Chile - (0.2)%
Liberty Latin America Ltd., Class C(1)* (30,196) (587,614)
China - (0.2)%
iQIYI , Inc., ADR(1)* (27,510) (580,736)
Ivory Coast - (0.1)%
Endeavour Mining Corp.(1)* (12,420) (234,618)
Monaco - (0.2)%
Scorpio Tankers, Inc.(1) (13,803) (543,010)
Norway - (0.4)%
SFL Corp. Ltd.(1) (94,639) (1,376,051)
United States - (27.6)%
Aerie Pharmaceuticals, Inc.(1)* (19,780) (478,083)
Aerojet Rocketdyne Holdings, Inc.(1)* (8,606) (392,950)
Akamai Technologies, Inc.(1)* (8,504) (734,576)
AMAG Pharmaceuticals, Inc.(1)* (22,706) (276,332)
Apellis Pharmaceuticals, Inc.(1)* (19,024) (582,515)
Apollo Commercial Real Estate
Finance, Inc., REIT(1) (25,154) (460,067)
Arbor Realty Trust, Inc., REIT(1) (5,561) (79,800)
Ares Capital Corp.(1) (25,323) (472,274)
Atlas Air Worldwide Holdings, Inc.(1)* (8,210) (226,350)
AXA Equitable Holdings, Inc.(1) (316,382) (7,839,945)
Benefitfocus , Inc.(1)* (3,097) (67,948)
Blackline, Inc.(1)* (3,826) (197,269)
Blackstone Mortgage Trust, Inc.,
Class A, REIT(1) (27,368) (1,018,637)
CenterPoint Energy, Inc.(1) (150,815) (4,112,724)
Change Healthcare, Inc.(1)* (24,964) (409,160)
Clovis Oncology, Inc.(1)* (29,817) (310,842)
CyberArk Software Ltd.(1)* (3,464) (403,833)
DISH Network Corp., Class A(1)* (12,635) (448,163)
Dominion Energy, Inc.(1) (12,446) (1,030,778)
DTE Energy Co.(1) (5,787) (751,558)
Dycom Industries, Inc.(1)* (3,995) (188,364)
Etsy, Inc.(1)* (8,285) (367,026)
FireEye, Inc.(1)* (53,030) (876,586)
Fortive Corp.(1) (100,532) (7,679,638)
FTI Consulting, Inc.(1)* (17,717) (1,960,563)
Gogo , Inc.(1)* (152,397) (975,341)
Granite Construction, Inc.(1) (14,792) (409,295)
Guess?, Inc.(1) (13,828) (309,471)
IAC/InterActiveCorp(1)* (11,692) (2,912,594)
Infinera Corp.(1)* (137,742) (1,093,671)
Innoviva , Inc.(1)* (18,570) (262,951)
Insight Enterprises, Inc.(1)* (7,795) (547,911)
Intercept Pharmaceuticals, Inc.(1)* (380) (47,090)
Invitae Corp.(1)* (3,472) (56,003)
j2 Global, Inc.(1) (5,392) (505,284)
KBR, Inc.(1) (50,225) (1,531,863)
Ligand Pharmaceuticals, Inc.(1)* (1,805) (188,243)
Live Nation Entertainment, Inc.(1)* (30,341) (2,168,471)
Meritor, Inc.(1)* (21,572) (564,971)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - (27.6)% (continued)
MFA Financial, Inc., REIT(1) (5,658) $ (43,284)
Microchip Technology, Inc.(1) (126,607) (13,258,284)
NCR Corp.(1)* (66,912) (2,352,626)
Neurocrine Biosciences, Inc.(1)* (6,134) (659,344)
New York Times Co. (The), Class A(1) (113,689) (3,657,375)
NextEra Energy, Inc.(1) (5,131) (1,242,523)
Okta , Inc.(1)* (1,455) (167,863)
Omeros Corp.(1)* (35,874) (505,465)
OPKO Health, Inc.(1)* (70,431) (103,534)
PennyMac Mortgage Investment
Trust, REIT(1) (1,985) (44,246)
Prospect Capital Corp.(1) (2,990) (19,256)
PTC Therapeutics, Inc.(1)* (14,894) (715,359)
Pure Storage, Inc., Class A(1)* (6,720) (114,979)
QTS Realty Trust, Inc., Class A,
REIT(1) (10,662) (578,627)
Redwood Trust, Inc., REIT(1) (34,216) (565,933)
RH(1)* (11,750) (2,508,625)
SailPoint Technologies Holding, Inc.
(1)* (31,129) (734,644)
SEACOR Holdings, Inc.(1)* (30,698) (1,324,619)
Sempra Energy(1) (20,545) (3,112,157)
Sirius XM Holdings, Inc.(1) (83,825) (599,349)
South Jersey Industries, Inc.(1) (17,059) (562,606)
Southern Co. (The)(1) (12,796) (815,105)
Splunk , Inc.(1)* (17,797) (2,665,457)
Tesla, Inc.(1)* (9,654) (4,038,557)
TTM Technologies, Inc.(1)* (13,660) (205,583)
United States Steel Corp.(1) (80,583) (919,452)
Uniti Group, Inc., REIT(1) (50,891) (417,815)
Vector Group Ltd.(1) (321) (4,298)
Vonage Holdings Corp.(1)* (8,329) (61,718)
Voya Financial, Inc.(1) (22,401) (1,366,013)
Wayfair, Inc., Class A(1)* (39,197) (3,542,233)
Winnebago Industries, Inc.(1) (4,844) (256,635)
Workiva , Inc.(1)* (1,544) (64,925)
Zillow Group, Inc., Class C(1)* (46,594) (2,140,528)
(92,308,157)
—
TOTAL COMMON STOCKS
(Proceeds$(93,724,860)) (100,190,517)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (4.2)%
United States - (4.2)%
BioMarin Pharmaceutical, Inc.
0.60%, 8/1/2024 (1,475,000) (1,558,336)
Booking Holdings, Inc.
0.90%, 9/15/2021 (5,200,000) (5,992,346)
DocuSign, Inc.
0.50%, 9/15/2023 (375,000) (465,632)
Euronet Worldwide, Inc.
0.75%, 3/15/2049(e) (300,000) (357,836)
Exact Sciences Corp.
0.38%, 3/15/2027 (250,000) (282,656)
IAC Financeco 2, Inc.
0.88%, 6/15/2026(e) (725,000) (812,943)
Illumina, Inc.
0.50%, 6/15/2021 (550,000) (764,683)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
United States - (4.2)% (continued)
0.00%, 8/15/2023 $ (1,250,000) $ (1,377,508)
Jazz Investments I Ltd.
1.50%, 8/15/2024 (700,000) (704,813)
LivePerson , Inc.
0.75%, 3/1/2024(e) (225,000) (269,538)
Proofpoint , Inc.
0.25%, 8/15/2024(e) (375,000) (386,213)
Wayfair, Inc.
0.38%, 9/1/2022 (1,000,000) (1,086,358)
TOTAL CONVERTIBLE BONDS
(Proceeds $(13,925,215)) (14,058,862)
TOTAL SHORT POSITIONS
(Proceeds $(107,650,075)) (114,249,379)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.3%
(Cost $314,673,905) 300,578,528
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.7%(o) 32,385,105
NET ASSETS - 100.0% $332,963,633
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,993,651 0.6%
Consumer Discretionary 8,062,322 2.4
Consumer Staples 671,296 0.2
Energy 6,921,778 2.1
Financials 21,552,768 6.5
Health Care 7,827,135 2.4
Industrials 10,189,256 3.1
Information Technology 20,347,315 6.1
Materials 1,140,296 0.3
Real Estate 969,589 0.3
Utilities 5,464,258 1.7
Short-Term Investments 215,438,864 64.6
Total Investments In Securities
At Value 300,578,528 90.3
Other Assets in Excess of
Liabilities(o) 32,385,105 9.7
Net Assets
$ 332,963,633 100.0%

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $202,700,866. In addition,
$6,914,206 of cash collateral was pledged.
(c) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
December 31, 2019 amounted to $4,729,615, which represents approximately 1.42% of net assets of the fund.
(d) Restricted Security.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $55,110,597, which represents approximately 16.55% of net assets of the fund.
(f) Perpetual security. The rate reflected was the rate in effect on December 31, 2019. The maturity date reflects the next call date.
(g) Payment in-kind security.
(h) Defaulted security.
(i) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2019.
(j) Represents 7-day effective yield as of December 31, 2019.
(k) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(l) For the period ended December 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(m) The rate shown was the effective yield at the date of purchase.
(n) All or a portion of the security pledged as collateral for swap and futures contracts.
(o) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
AFFILIATE
SHARES
HELD AT
12/31/18
SHARES
PURCHASED
SHARES
SOLD
SHARES
HELD AT
12/31/19
VALUE AT
12/31/19
DIVIDEND
INCOME
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
SHORT-TERM INVESTMENTS - 18.4%
INVESTMENT COMPANIES - 18.4%
Limited Purpose Cash
Investment Fund,
1.61%(1)^(a)
(Cost $61,255,118) 533,760,562 1,250,726,294 (1,723,218,840) 61,268,016 $61,268,016 $5,804,878 $157,104 $(124,446)
^    No longer affiliated as of December 31, 2019.
(a) Represents 7-day effective yield as of December 31, 2019.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of December 31, 2019:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Series 32.V1 5.00 % Quarterly 12/20/2024 2.07 % EUR 8,389,000 $ (1,220,329) $ (77,426) $ (1,297,755)
iTraxx Europe Series 32.V1 1.00 Quarterly 12/20/2024 0.44 EUR 3,312,000 (83,451) (20,968) (104,419)
Markit CDX North America
High Yield Index Series
33.V2 5.00 Quarterly 12/20/2024 2.80 USD 2,971,000 (207,491) (80,841) (288,332)
Markit CDX North America
Investment Grade Index
Series 33.V1 1.00 Quarterly 12/20/2024 0.45 USD 22,300,000 (457,778) (127,947) (585,725)
$ (1,969,049) $ (307,182) $ (2,276,231)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
Written Call Option Contracts (Premium Style) as of December 31, 2019:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 2 EUR (74,903) EUR 3,650.00 1/17/2020 $ (2,319)
EURO STOXX 50 Index JPMS 9 EUR (337,064) EUR 3,675.00 1/17/2020 (8,349)
EURO STOXX 50 Index JPMS 6 EUR (224,709) EUR 3,700.00 1/17/2020 (4,267)
FTSE 100 Index JPMS 5 GBP (377,122) GBP 7,350.00 1/17/2020 (15,167)
Nikkei 225 Index JPMS 1 JPY (23,656,620) JPY 22,875.00 1/10/2020 (7,501)
Nikkei 225 Index JPMS 1 JPY (23,656,620) JPY 24,000.00 2/14/2020 (2,623)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,645.00 2/21/2020 (5,385)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,660.00 1/17/2020 (2,467)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,675.00 1/17/2020 (1,810)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,080.00 1/17/2020 (79,874)
S&P 500 Index JPMS 1 USD (323,078) USD 3,090.00 1/17/2020 (13,500)
S&P 500 Index JPMS 1 USD (323,078) USD 3,160.00 1/17/2020 (8,660)
S&P 500 Index JPMS 1 USD (323,078) USD 3,160.00 2/21/2020 (10,780)
S&P 500 Index JPMS 2 USD (646,156) USD 3,165.00 1/17/2020 (14,540)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,165.00 2/21/2020 (49,265)
S&P 500 Index JPMS 3 USD (969,234) USD 3,190.00 1/17/2020 (16,494)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,190.00 2/21/2020 (41,350)
S&P 500 Index JPMS 2 USD (646,156) USD 3,225.00 1/17/2020 (6,750)
(291,101)
Written Put Option Contracts (Premium Style) as of December 31, 2019:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 8 EUR (299,612) EUR 3,600.00 1/17/2020 $ (844)
EURO STOXX 50 Index JPMS 10 EUR (374,515) EUR 3,625.00 1/17/2020 (1,335)
EURO STOXX 50 Index JPMS 6 EUR (224,709) EUR 3,650.00 1/17/2020 (1,030)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 22,625.00 2/14/2020 (2,945)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,000.00 2/14/2020 (4,326)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,125.00 1/10/2020 (1,123)
Nikkei 225 Index JPMS 1 JPY (23,656,620) JPY 23,375.00 1/10/2020 (1,012)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,375.00 2/14/2020 (6,166)
Nikkei 225 Index JPMS 1 JPY (23,656,620) JPY 23,500.00 1/10/2020 (1,335)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,625.00 2/14/2020 (8,007)
Nikkei 225 Index JPMS 1 JPY (23,656,620) JPY 23,750.00 1/10/2020 (2,393)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,530.00 2/21/2020 (885)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,560.00 2/21/2020 (1,031)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,570.00 2/21/2020 (1,148)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,585.00 1/17/2020 (440)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,585.00 2/21/2020 (1,340)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,595.00 2/21/2020 (1,505)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,605.00 1/17/2020 (546)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,615.00 2/21/2020 (1,920)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,620.00 1/17/2020 (648)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,635.00 1/17/2020 (845)
S&P 500 Index JPMS 2 USD (646,156) USD 2,985.00 2/21/2020 (2,926)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,000.00 2/21/2020 (8,025)
S&P 500 Index JPMS 1 USD (323,078) USD 3,025.00 2/21/2020 (1,808)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,040.00 2/21/2020 (9,215)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,045.00 2/21/2020 (10,150)
S&P 500 Index JPMS 1 USD (323,078) USD 3,070.00 2/21/2020 (2,507)
S&P 500 Index JPMS 10 USD (3,230,780) USD 3,080.00 2/21/2020 (24,500)
S&P 500 Index JPMS 2 USD (646,156) USD 3,085.00 1/17/2020 (1,240)
S&P 500 Index JPMS 1 USD (323,078) USD 3,100.00 1/17/2020 (660)
S&P 500 Index JPMS 2 USD (646,156) USD 3,105.00 1/17/2020 (1,420)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
S&P 500 Index JPMS 2 USD (646,156) USD 3,110.00 1/17/2020 $ (1,500)
S&P 500 Index JPMS 6 USD (1,938,468) USD 3,115.00 2/21/2020 (18,030)
S&P 500 Index JPMS 2 USD (646,156) USD 3,125.00 1/17/2020 (1,696)
S&P 500 Index JPMS 6 USD (1,938,468) USD 3,125.00 2/21/2020 (18,600)
S&P 500 Index JPMS 1 USD (323,078) USD 3,130.00 1/17/2020 (887)
S&P 500 Index JPMS 1 USD (323,078) USD 3,135.00 1/17/2020 (1,053)
S&P 500 Index JPMS 2 USD (646,156) USD 3,140.00 1/17/2020 (1,890)
S&P 500 Index JPMS 5 USD (1,615,390) USD 3,145.00 1/17/2020 (5,780)
S&P 500 Index JPMS 6 USD (1,938,468) USD 3,155.00 2/21/2020 (21,030)
S&P 500 Index JPMS 3 USD (969,234) USD 3,165.00 1/17/2020 (5,325)
S&P 500 Index JPMS 2 USD (646,156) USD 3,170.00 1/17/2020 (2,800)
S&P 500 Index JPMS 3 USD (969,234) USD 3,185.00 1/17/2020 (5,340)
S&P 500 Index JPMS 2 USD (646,156) USD 3,205.00 1/17/2020 (5,200)
(192,406)
Total Written Option Contracts (Premium Style) (Premiums Received ($478,396)) $ (483,507)
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 02/28/2020 TRY 4,691,160 $ 11,264
Canada 10 Year
Bond March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 03/20/2020 CAD (6,736,520) 92,835
Coffee ‘C’ March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/12/2020 USD 486,375 51,042
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 2,055,075 27,246
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/07/2020 USD 34,525 1,800
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/07/2020 USD 310,725 9,468
DTOP Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 03/19/2020 ZAR (1,631,250) 365
DTOP Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 03/19/2020 ZAR (1,413,750) 131
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2020 HKD 1,121,100 1,153
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2020 HKD 2,242,200 3,616

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 02/12/2020 BRL 6,377,360 $ 32,228
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 02/12/2020 BRL 6,957,120 36,526
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/12/2020 KRW 73,800,000 635
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/12/2020 KRW 664,200,000 20,814
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/12/2020 KRW 959,400,000 30,635
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 03/12/2020 KRW 9,077,400,000 516,586
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/07/2020 USD 755,550 5,135
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 01/30/2020 USD (710,210) 4,067
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 01/30/2020 USD (73,470) 517
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 143,325 529
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 525,525 2,673
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/21/2020 USD 182,820 1,080
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/21/2020 USD 229,482 18,985
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 01/15/2020 TWD 9,595,200 318
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/15/2020 TWD 21,589,200 539
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 EUR 1,491,343 28,508

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Korea
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 USD 102,760 $ 1,359
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 USD 825,429 7,232
907,286
Coffee ‘C’ March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/12/2020 USD (486,375) (77,078)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (2,055,075) (21,329)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/07/2020 USD (345,250) (17,362)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/07/2020 USD (34,525) (1,555)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (2,054,325) (98,098)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (668,850) (31,614)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (1,553,970) (16,109)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination SOCG 02/21/2020 USD 578,930 (996)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MACQ 02/21/2020 USD (20,862) (2,064)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination JPMC 03/20/2020 CHF (1,893,960) $ (12,781)
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination JPMC 03/20/2020 PLN (1,553,760) (3,829)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the BA plus or
minus a specified
spread (-0.75%) Monthly CITI 03/18/2020 CAD (1,036,915) (5,340)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (37,986) (1,427)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (1,143,037) (39,336)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the EURIBOR
plus or minus a
specified spread
(-0.11%) Monthly CITI 03/18/2020 EUR (1,579,561) (37,009)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the Mexico
Equilibrium
Interbank Interest
Rate (“TIIE”)
plus or minus a
specified spread
(-0.30%) Monthly CITI 03/18/2020 MXN (3,447,116) (3,482)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the Warsaw
Interbank Offered
Rate (“WIBOR”)
plus or minus a
specified spread
(-0.90%) Monthly CITI 03/18/2020 PLN (7,992) $ (104)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.45%) Monthly CITI 03/18/2020 ZAR (1,084,447) (3,537)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.45%) Monthly CITI 03/18/2020 ZAR (26,748,173) (98,031)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.05%) Monthly CITI 03/18/2020 GBP (582,905) (34,905)
(505,986)
$ 401,300
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 222 1/2020 USD $ 14,652,000 $ 325,336
Hang Seng Index 25 1/2020 HKD 4,534,926 31,714
HSCEI 77 1/2020 HKD 5,539,103 54,485
IBEX 35 Index 45 1/2020 EUR 4,809,552 (36,652)
LME Aluminum Base Metal 1 1/2020 USD 44,731 1,910
LME Aluminum Base Metal 1 1/2020 USD 44,531 1,595
LME Aluminum Base Metal 1 1/2020 USD 44,598 1,461
LME Aluminum Base Metal 1 1/2020 USD 44,880 1,243
LME Aluminum Base Metal 1 1/2020 USD 44,988 2,085
LME Aluminum Base Metal 1 1/2020 USD 44,648 946
LME Aluminum Base Metal 2 1/2020 USD 89,784 2,079
LME Aluminum Base Metal 2 1/2020 USD 89,600 3,444
LME Aluminum Base Metal 2 1/2020 USD 89,486 3,042
LME Aluminum Base Metal 2 1/2020 USD 89,807 2,000

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 1/2020 USD $ 89,738 $ 3,132
LME Aluminum Base Metal 3 1/2020 USD 134,435 5,426
LME Aluminum Base Metal 3 1/2020 USD 133,844 2,971
LME Aluminum Base Metal 4 1/2020 USD 179,292 6,756
LME Copper Base Metal 1 1/2020 USD 154,032 7,770
LME Copper Base Metal 1 1/2020 USD 153,963 9,371
LME Copper Base Metal 1 1/2020 USD 154,010 6,120
LME Copper Base Metal 1 1/2020 USD 154,021 6,118
LME Copper Base Metal 1 1/2020 USD 154,900 13,572
LME Copper Base Metal 2 1/2020 USD 307,763 19,870
LME Copper Base Metal 2 1/2020 USD 307,913 13,459
LME Copper Base Metal 3 1/2020 USD 461,663 30,884
LME Nickel Base Metal 1 1/2020 USD 83,865 (17,281)
LME Nickel Base Metal 1 1/2020 USD 83,738 (22,627)
LME Nickel Base Metal 1 1/2020 USD 83,897 (16,398)
LME Zinc Base Metal 1 1/2020 USD 57,806 (633)
LME Zinc Base Metal 1 1/2020 USD 56,988 (5,243)
LME Zinc Base Metal 1 1/2020 USD 57,025 (3,784)
LME Zinc Base Metal 1 1/2020 USD 56,988 (141)
LME Zinc Base Metal 1 1/2020 USD 56,988 (6,076)
LME Zinc Base Metal 1 1/2020 USD 56,988 (5,354)
LME Zinc Base Metal 1 1/2020 USD 56,988 (4,936)
LME Zinc Base Metal 1 1/2020 USD 57,023 (88)
LME Zinc Base Metal 1 1/2020 USD 57,038 (3,201)
LME Zinc Base Metal 2 1/2020 USD 113,975 (8,387)
LME Zinc Base Metal 2 1/2020 USD 113,975 (12,956)
MSCI Singapore Index 46 1/2020 SGD 1,270,605 (1,559)
MSCI Taiwan Index 72 1/2020 USD 3,309,120 (24,643)
NY Harbor ULSD 4 1/2020 USD 339,830 9,949
RBOB Gasoline 15 1/2020 USD 1,065,015 27,629
SGX FTSE China A50 Index 15 1/2020 USD 216,150 3,393
WTI Crude Oil 61 1/2020 USD 3,724,660 35,747
100 oz Gold 50 2/2020 USD 7,615,500 228,028
Live Cattle 7 2/2020 USD 352,590 2,893
LME Aluminum Base Metal 1 2/2020 USD 45,077 1,017
LME Aluminum Base Metal 1 2/2020 USD 44,998 1,117
LME Aluminum Base Metal 1 2/2020 USD 44,992 809
LME Aluminum Base Metal 1 2/2020 USD 45,086 1,053
LME Aluminum Base Metal 2 2/2020 USD 89,886 130
LME Aluminum Base Metal 2 2/2020 USD 90,137 2,931
LME Aluminum Base Metal 3 2/2020 USD 134,862 (727)
LME Aluminum Base Metal 3 2/2020 USD 134,846 (1,190)
LME Aluminum Base Metal 3 2/2020 USD 134,960 2,033
LME Aluminum Base Metal 5 2/2020 USD 224,798 (2,075)
LME Copper Base Metal 1 2/2020 USD 154,182 8,177
LME Copper Base Metal 4 2/2020 USD 616,427 20,784
LME Copper Base Metal 5 2/2020 USD 771,076 35,949
LME Copper Base Metal 7 2/2020 USD 1,079,199 58,862
LME Nickel Base Metal 1 2/2020 USD 84,033 (2,460)
LME Nickel Base Metal 1 2/2020 USD 84,000 (3,152)
LME Nickel Base Metal 1 2/2020 USD 83,976 (8,427)
LME Zinc Base Metal 1 2/2020 USD 56,988 (5,290)
LME Zinc Base Metal 1 2/2020 USD 56,988 (5,190)
LME Zinc Base Metal 1 2/2020 USD 56,944 (1,622)
LME Zinc Base Metal 1 2/2020 USD 56,988 (6,415)
LME Zinc Base Metal 1 2/2020 USD 56,917 (536)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 2/2020 USD $ 56,911 $ (429)
Low Sulphur Gasoil 22 2/2020 USD 1,350,250 35,776
Sugar No. 11 55 2/2020 USD 826,672 10,168
3 Month Eurodollar 9 3/2020 USD 2,210,963 (1,018)
3 Month Sterling 53 3/2020 GBP 8,709,659 (1,404)
ASX 90 Day Bank Accepted Bill 46 3/2020 AUD 32,209,813 (10,737)
Australia 10 Year Bond 115 3/2020 AUD 11,536,900 (171,180)
Australia 3 Year Bond 53 3/2020 AUD 4,277,674 (27,280)
Cocoa 7 3/2020 USD 177,800 (2,554)
Cocoa 10 3/2020 GBP 240,945 (5,334)
Coffee 'C' 12 3/2020 USD 583,650 8,570
Corn 85 3/2020 USD 1,647,938 27,176
DJIA CBOT E-Mini Index 9 3/2020 USD 1,282,860 10,641
EURO STOXX 50 Index 1,013 3/2020 EUR 42,371,959 (119,859)
Euro-Bund 300 3/2020 EUR 57,371,590 (910,120)
FTSE/MIB Index 120 3/2020 EUR 15,755,398 (49,567)
Japan 10 Year Bond 9 3/2020 JPY 12,605,218 (3,639)
KC HRW Wheat 6 3/2020 USD 145,800 13,882
KOSPI 200 Index 102 3/2020 KRW 6,509,231 263,421
LME Aluminum Base Metal 1 3/2020 USD 45,120 391
LME Aluminum Base Metal 1 3/2020 USD 45,250 (278)
LME Aluminum Base Metal 1 3/2020 USD 45,138 1,272
LME Aluminum Base Metal 1 3/2020 USD 45,129 898
LME Aluminum Base Metal 1 3/2020 USD 45,233 136
LME Aluminum Base Metal 1 3/2020 USD 45,233 1,045
LME Aluminum Base Metal 1 3/2020 USD 45,181 1,278
LME Aluminum Base Metal 1 3/2020 USD 45,241 1,037
LME Aluminum Base Metal 2 3/2020 USD 90,450 992
LME Aluminum Base Metal 2 3/2020 USD 90,454 439
LME Aluminum Base Metal 2 3/2020 USD 90,471 (278)
LME Aluminum Base Metal 13 3/2020 USD 588,250 6,010
LME Copper Base Metal 1 3/2020 USD 154,375 (552)
LME Copper Base Metal 1 3/2020 USD 154,375 (809)
LME Copper Base Metal 4 3/2020 USD 617,425 15
LME Nickel Base Metal 1 3/2020 USD 84,150 1,755
LME Nickel Base Metal 1 3/2020 USD 84,117 1,338
LME Zinc Base Metal 1 3/2020 USD 56,883 1,005
LME Zinc Base Metal 1 3/2020 USD 56,889 1,149
LME Zinc Base Metal 1 3/2020 USD 56,872 (635)
LME Zinc Base Metal 1 3/2020 USD 56,800 (342)
LME Zinc Base Metal 1 3/2020 USD 56,896 418
LME Zinc Base Metal 1 3/2020 USD 56,903 1,213
LME Zinc Base Metal 1 3/2020 USD 56,908 292
LME Zinc Base Metal 1 3/2020 USD 56,817 (1,632)
LME Zinc Base Metal 4 3/2020 USD 227,475 (2,949)
MSCI EAFE E-Mini Index 3 3/2020 USD 305,475 (288)
MSCI Emerging Markets E-Mini Index 25 3/2020 USD 1,400,250 19,906
NASDAQ 100 E-Mini Index 8 3/2020 USD 1,400,360 23,467
Nikkei 225 Index 6 3/2020 JPY 1,305,416 11,967
Palladium 2 3/2020 USD 381,860 24,616
Russell 2000 E-Mini Index 654 3/2020 USD 54,628,620 684,694
S&P Midcap 400 E-Mini Index 6 3/2020 USD 1,238,880 10,629
S&P/TSX 60 Index 42 3/2020 CAD 6,548,966 (8,334)
Silver 25 3/2020 USD 2,240,125 84,211
Soybean Oil 11 3/2020 USD 229,482 13,136
SPI 200 Index 80 3/2020 AUD 9,267,310 (253,385)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 37 3/2020 JPY $ 5,860,476 $ 13,706
U.S. Treasury 10 Year Note 62 3/2020 USD 7,962,156 13,859
U.S. Treasury 2 Year Note 9 3/2020 USD 1,939,500 (125)
U.S. Treasury Long Bond 2 3/2020 USD 311,813 (5,046)
U.S. Treasury Ultra Bond 1 3/2020 USD 181,656 (3,523)
Wheat 37 3/2020 USD 1,033,688 52,827
Platinum 6 4/2020 USD 293,340 9,545
3 Month Sterling 214 6/2020 GBP 35,177,932 (7,019)
ASX 90 Day Bank Accepted Bill 169 6/2020 AUD 118,347,700 6,618
3 Month Sterling 231 9/2020 GBP 37,980,090 (5,675)
ASX 90 Day Bank Accepted Bill 171 9/2020 AUD 119,760,052 (36,069)
3 Month Sterling 191 12/2020 GBP 31,401,870 2,472
ASX 90 Day Bank Accepted Bill 134 12/2020 AUD 93,835,513 (19,700)
3 Month Sterling 7 3/2021 GBP 1,150,912 (219)
3 Month Sterling 6 6/2021 GBP 986,297 29
3 Month Sterling 5 9/2021 GBP 821,749 (68)
3 Month Sterling 4 12/2021 GBP 657,200 (161)
502,038
Short Contracts
Amsterdam Exchange Index (4) 1/2020 EUR (542,571) 2,892
CAC 40 10 Euro Index (59) 1/2020 EUR (3,950,964) 1,264
FTSE Bursa Malaysia KLCI Index (33) 1/2020 MYR (643,381) 8,947
LME Aluminum Base Metal (1) 1/2020 USD (44,731) (1,789)
LME Aluminum Base Metal (1) 1/2020 USD (44,531) (1,607)
LME Aluminum Base Metal (1) 1/2020 USD (44,598) (1,651)
LME Aluminum Base Metal (1) 1/2020 USD (44,880) (1,358)
LME Aluminum Base Metal (1) 1/2020 USD (44,988) (1,902)
LME Aluminum Base Metal (1) 1/2020 USD (44,648) (1,030)
LME Aluminum Base Metal (2) 1/2020 USD (89,738) (3,012)
LME Aluminum Base Metal (2) 1/2020 USD (89,486) (2,985)
LME Aluminum Base Metal (2) 1/2020 USD (89,600) (3,487)
LME Aluminum Base Metal (2) 1/2020 USD (89,807) (2,331)
LME Aluminum Base Metal (2) 1/2020 USD (89,784) (1,839)
LME Aluminum Base Metal (3) 1/2020 USD (134,435) (5,227)
LME Aluminum Base Metal (3) 1/2020 USD (133,844) (3,334)
LME Aluminum Base Metal (4) 1/2020 USD (179,292) (6,913)
LME Copper Base Metal (1) 1/2020 USD (154,021) (6,324)
LME Copper Base Metal (1) 1/2020 USD (153,963) (9,228)
LME Copper Base Metal (1) 1/2020 USD (154,032) (7,810)
LME Copper Base Metal (1) 1/2020 USD (154,010) (5,882)
LME Copper Base Metal (1) 1/2020 USD (154,900) (14,078)
LME Copper Base Metal (2) 1/2020 USD (307,763) (19,260)
LME Copper Base Metal (2) 1/2020 USD (307,913) (13,344)
LME Copper Base Metal (3) 1/2020 USD (461,663) (30,551)
LME Nickel Base Metal (1) 1/2020 USD (83,865) 16,692
LME Nickel Base Metal (1) 1/2020 USD (83,738) 22,911
LME Nickel Base Metal (1) 1/2020 USD (83,897) 16,486
LME Zinc Base Metal (1) 1/2020 USD (56,988) 5,435
LME Zinc Base Metal (1) 1/2020 USD (56,988) 6,335
LME Zinc Base Metal (1) 1/2020 USD (56,988) 135
LME Zinc Base Metal (1) 1/2020 USD (57,025) 3,560
LME Zinc Base Metal (1) 1/2020 USD (57,023) (244)
LME Zinc Base Metal (1) 1/2020 USD (57,038) 2,873
LME Zinc Base Metal (1) 1/2020 USD (56,988) 5,285
LME Zinc Base Metal (1) 1/2020 USD (57,806) 803
LME Zinc Base Metal (1) 1/2020 USD (56,988) 5,010

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 1/2020 USD $ (113,975) $ 7,857
LME Zinc Base Metal (2) 1/2020 USD (113,975) 12,819
Natural Gas (371) 1/2020 USD (8,121,190) 315,098
OMXS30 Index (62) 1/2020 SEK (1,170,483) 13,589
SGX NIFTY 50 Index (8) 1/2020 USD (195,920) 1,248
Lean Hogs (5) 2/2020 USD (142,850) (1,798)
LME Aluminum Base Metal (1) 2/2020 USD (45,086) (1,038)
LME Aluminum Base Metal (1) 2/2020 USD (44,992) (820)
LME Aluminum Base Metal (1) 2/2020 USD (45,077) (1,092)
LME Aluminum Base Metal (1) 2/2020 USD (44,998) (876)
LME Aluminum Base Metal (2) 2/2020 USD (89,886) (679)
LME Aluminum Base Metal (2) 2/2020 USD (90,137) (2,952)
LME Aluminum Base Metal (3) 2/2020 USD (134,960) (2,294)
LME Aluminum Base Metal (3) 2/2020 USD (134,862) 879
LME Aluminum Base Metal (3) 2/2020 USD (134,846) 1,196
LME Aluminum Base Metal (5) 2/2020 USD (224,798) 1,838
LME Copper Base Metal (1) 2/2020 USD (154,182) (7,660)
LME Copper Base Metal (4) 2/2020 USD (616,427) (20,458)
LME Copper Base Metal (5) 2/2020 USD (771,076) (37,307)
LME Copper Base Metal (7) 2/2020 USD (1,079,199) (59,494)
LME Nickel Base Metal (1) 2/2020 USD (84,033) 2,392
LME Nickel Base Metal (1) 2/2020 USD (84,000) 3,347
LME Nickel Base Metal (1) 2/2020 USD (83,976) 7,957
LME Zinc Base Metal (1) 2/2020 USD (56,911) 485
LME Zinc Base Metal (1) 2/2020 USD (56,988) 5,215
LME Zinc Base Metal (1) 2/2020 USD (56,944) 1,581
LME Zinc Base Metal (1) 2/2020 USD (56,917) 405
LME Zinc Base Metal (1) 2/2020 USD (56,988) 5,067
LME Zinc Base Metal (1) 2/2020 USD (56,988) 6,660
3 Month Canadian Bankers Acceptance (11) 3/2020 CAD (2,075,392) 341
3 Month Euro Euribor (108) 3/2020 EUR (30,402,501) 9,264
Canada 10 Year Bond (394) 3/2020 CAD (41,713,542) 523,097
Copper (3) 3/2020 USD (209,775) (11,290)
DAX Index (11) 3/2020 EUR (4,086,115) 22,689
Euro- Bobl (8) 3/2020 EUR (1,199,142) 5,726
Euro-BTP (34) 3/2020 EUR (5,433,111) 3,831
Euro-OAT (3) 3/2020 EUR (547,737) 7,935
Euro-Schatz (99) 3/2020 EUR (12,426,860) 8,560
FTSE 100 Index (12) 3/2020 GBP (1,191,981) (2,217)
FTSE/JSE Top 40 Index (19) 3/2020 ZAR (696,730) 8,072
LME Aluminum Base Metal (1) 3/2020 USD (45,120) (323)
LME Aluminum Base Metal (1) 3/2020 USD (45,233) (1,111)
LME Aluminum Base Metal (1) 3/2020 USD (45,181) (1,307)
LME Aluminum Base Metal (1) 3/2020 USD (45,250) 478
LME Aluminum Base Metal (1) 3/2020 USD (45,233) (86)
LME Aluminum Base Metal (1) 3/2020 USD (45,138) (1,382)
LME Aluminum Base Metal (1) 3/2020 USD (45,241) (1,044)
LME Aluminum Base Metal (1) 3/2020 USD (45,129) (1,100)
LME Aluminum Base Metal (2) 3/2020 USD (90,471) 211
LME Aluminum Base Metal (2) 3/2020 USD (90,450) (1,436)
LME Aluminum Base Metal (2) 3/2020 USD (90,454) (747)
LME Aluminum Base Metal (24) 3/2020 USD (1,086,000) (30,322)
LME Copper Base Metal (1) 3/2020 USD (154,375) 798
LME Copper Base Metal (4) 3/2020 USD (617,425) (350)
LME Copper Base Metal (5) 3/2020 USD (771,875) (7,907)
LME Nickel Base Metal (1) 3/2020 USD (84,117) (1,183)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 3/2020 USD $ (84,150) $ (1,357)
LME Zinc Base Metal (1) 3/2020 USD (56,908) (612)
LME Zinc Base Metal (1) 3/2020 USD (56,872) 725
LME Zinc Base Metal (1) 3/2020 USD (56,896) (695)
LME Zinc Base Metal (1) 3/2020 USD (56,903) (829)
LME Zinc Base Metal (1) 3/2020 USD (56,800) 422
LME Zinc Base Metal (1) 3/2020 USD (56,889) (1,292)
LME Zinc Base Metal (1) 3/2020 USD (56,883) (936)
LME Zinc Base Metal (1) 3/2020 USD (56,817) 1,256
LME Zinc Base Metal (6) 3/2020 USD (341,213) (4,139)
Long Gilt (450) 3/2020 GBP (78,311,675) 785,410
MEX BOLSA Index (21) 3/2020 MXN (491,294) 10,611
S&P 500 E-Mini Index (587) 3/2020 USD (94,832,785) (1,261,542)
SET50 Index (132) 3/2020 THB (940,322) (1,099)
Soybean (129) 3/2020 USD (6,162,975) (224,311)
U.S. Treasury 5 Year Note (218) 3/2020 USD (25,856,844) 60,626
3 Month Canadian Bankers Acceptance (34) 6/2020 CAD (6,416,156) 1,215
3 Month Euro Euribor (575) 6/2020 EUR (161,865,165) 99,514
3 Month Eurodollar (1) 6/2020 USD (245,775) (9)
3 Month Euroswiss (4) 6/2020 CHF (1,040,608) 200
3 Month Canadian Bankers Acceptance (31) 9/2020 CAD (5,850,920) 1,493
3 Month Euro Euribor (585) 9/2020 EUR (164,663,806) 128,158
3 Month Eurodollar (2) 9/2020 USD (491,825) (57)
3 Month Euroswiss (1) 9/2020 CHF (260,152) 51
3 Month Canadian Bankers Acceptance (19) 12/2020 CAD (3,586,048) 346
3 Month Euro Euribor (474) 12/2020 EUR (133,406,613) 56,723
3 Month Eurodollar (7) 12/2020 USD (1,721,650) (320)
3 Month Euroswiss (1) 12/2020 CHF (260,100) 26
3 Month Euro Euribor (20) 3/2021 EUR (5,628,130) 1,570
3 Month Eurodollar (3) 3/2021 USD (738,300) 171
3 Month Euro Euribor (8) 6/2021 EUR (2,250,803) 2,007
3 Month Eurodollar (2) 6/2021 USD (492,200) (67)
3 Month Euro Euribor (7) 9/2021 EUR (1,968,962) 1,357
3 Month Eurodollar (2) 9/2021 USD (492,175) (53)
3 Month Euro Euribor (4) 12/2021 EUR (1,124,785) 721
3 Month Eurodollar (1) 12/2021 USD (245,988) (49)
389,039
$ 891,077
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 38,692,520 USD 26,640,642 CITI 3/18/2020 $ 562,422
AUD 38,692,480 USD 26,640,648 JPMC 3/18/2020 562,391
BRL 16,577,000 USD 3,970,164 CITI
**
3/18/2020 137,962
BRL 16,577,000 USD 3,970,169 JPMC
**
3/18/2020 137,960
CAD 39,137,985 USD 29,535,625 CITI 3/18/2020 612,146
CAD 39,138,014 USD 29,535,683 JPMC 3/18/2020 612,108
CHF 7,029,995 USD 7,156,902 CITI 3/18/2020 145,954
CHF 7,030,005 USD 7,156,921 JPMC 3/18/2020 145,945
CLP 138,869,998 USD 173,058 CITI
**
3/18/2020 11,782
CLP 138,870,002 USD 173,058 JPMC
**
3/18/2020 11,782

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 12,767,000 USD 1,815,094 CITI
**
3/18/2020 $ 15,769
CNY 12,766,999 USD 1,815,096 JPMC
**
3/18/2020 15,766
COP 535,752,496 USD 158,616 CITI
**
3/18/2020 3,781
COP 535,752,504 USD 158,616 JPMC
**
3/18/2020 3,781
CZK 41,000,000 USD 1,778,412 CITI 3/18/2020 30,483
CZK 41,000,000 USD 1,778,415 JPMC 3/18/2020 30,481
EUR 6,767,001 USD 7,553,438 CITI 3/18/2020 72,973
EUR 6,766,999 USD 7,553,445 JPMC 3/18/2020 72,964
GBP 10,755,514 USD 14,015,601 CITI 3/18/2020 260,705
GBP 10,707,488 USD 13,952,523 JPMC 3/18/2020 260,033
HKD 1,466,000 USD 187,091 CITI 3/18/2020 930
HKD 1,466,000 USD 187,091 JPMC 3/18/2020 930
HUF 962,419,500 USD 3,252,700 CITI 3/18/2020 21,385
HUF 962,419,500 USD 3,252,704 JPMC 3/18/2020 21,382
IDR 23,087,367,723 USD 1,621,111 CITI
**
3/18/2020 37,579
IDR 23,087,367,709 USD 1,621,113 JPMC
**
3/18/2020 37,575
ILS 2,838,002 USD 822,766 CITI 3/18/2020 2,416
ILS 2,838,000 USD 822,766 JPMC 3/18/2020 2,416
INR 308,678,016 USD 4,263,480 CITI
**
3/18/2020 36,872
INR 308,677,984 USD 4,263,485 JPMC
**
3/18/2020 36,869
JPY 597,537,999 USD 5,517,830 CITI 3/18/2020 5,181
JPY 597,538,003 USD 5,517,837 JPMC 3/18/2020 5,174
KRW 8,582,415,000 USD 7,388,043 CITI
**
3/18/2020 51,788
KRW 8,582,415,000 USD 7,388,051 JPMC
**
3/18/2020 51,780
MXN 434,264,489 USD 22,158,086 CITI 3/18/2020 554,188
MXN 434,264,519 USD 22,158,115 JPMC 3/18/2020 554,163
NOK 103,475,500 USD 11,361,189 CITI 3/18/2020 427,767
NOK 103,475,500 USD 11,361,203 JPMC 3/18/2020 427,753
NZD 38,260,005 USD 24,908,042 CITI 3/18/2020 876,612
NZD 38,259,996 USD 24,908,067 JPMC 3/18/2020 876,579
PHP 34,726,004 USD 680,188 CITI
**
3/18/2020 3,114
PHP 34,725,996 USD 680,189 JPMC
**
3/18/2020 3,113
PLN 27,956,006 USD 7,226,106 CITI 3/18/2020 143,948
PLN 27,955,994 USD 7,226,112 JPMC 3/18/2020 143,938
SEK 31,826,996 USD 3,360,161 CITI 3/18/2020 50,193
SEK 31,827,004 USD 3,360,166 JPMC 3/18/2020 50,187
SGD 14,465,502 USD 10,633,728 CITI 3/18/2020 129,534
SGD 14,465,498 USD 10,633,738 JPMC 3/18/2020 129,521
THB 19,537,500 USD 647,485 CITI 3/18/2020 5,938
THB 19,537,500 USD 647,485 JPMC 3/18/2020 5,937
TWD 163,882,504 USD 5,421,307 CITI
**
3/18/2020 89,160
TWD 163,882,496 USD 5,421,313 JPMC
**
3/18/2020 89,155
USD 479,583 CLP 360,072,000 CITI
**
3/18/2020 317
USD 479,582 CLP 360,072,000 JPMC
**
3/18/2020 316
USD 1,347,146 GBP 1,001,500 CITI 3/18/2020 17,807
USD 1,347,145 GBP 1,001,500 JPMC 3/18/2020 17,805
USD 508,896 ILS 1,747,688 CITI 3/18/2020 736
USD 508,895 ILS 1,747,686 JPMC 3/18/2020 736
USD 48,852 INR 3,497,000 CITI
**
3/18/2020 133
USD 48,852 INR 3,497,000 JPMC
**
3/18/2020 133
USD 1,226,302 JPY 132,290,080 CITI 3/18/2020 3,551
USD 1,226,300 JPY 132,290,080 JPMC 3/18/2020 3,550
USD 162,230 MXN 3,093,000 CITI 3/18/2020 464
USD 162,230 MXN 3,093,000 JPMC 3/18/2020 464
USD 152,233 PHP 7,731,000 CITI
**
3/18/2020 110
USD 152,233 PHP 7,731,000 JPMC
**
3/18/2020 110
USD 204,926 SEK 1,904,500 CITI 3/18/2020 853
USD 204,926 SEK 1,904,500 JPMC 3/18/2020 853

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 93,296,505 USD 6,321,072 CITI 3/18/2020 $ 274,341
ZAR 93,296,498 USD 6,321,080 JPMC 3/18/2020 274,334
Total unrealized appreciation 9,176,878
CLP 241,406,000 USD 323,780 CITI
**
3/18/2020 (2,462)
CLP 241,406,000 USD 323,781 JPMC
**
3/18/2020 (2,462)
COP 5,712,000 USD 1,737 CITI
**
3/18/2020 (6)
COP 5,712,000 USD 1,737 JPMC
**
3/18/2020 (6)
HUF 91,289,000 USD 312,021 CITI 3/18/2020 (1,462)
HUF 91,289,000 USD 312,021 JPMC 3/18/2020 (1,462)
ILS 589,498 USD 171,640 CITI 3/18/2020 (236)
ILS 589,500 USD 171,641 JPMC 3/18/2020 (237)
INR 5,004,500 USD 70,093 CITI
**
3/18/2020 (373)
INR 5,004,500 USD 70,093 JPMC
**
3/18/2020 (373)
JPY 646,877,996 USD 5,994,954 CITI 3/18/2020 (15,896)
JPY 646,878,000 USD 5,994,962 JPMC 3/18/2020 (15,906)
NZD 298,000 USD 200,970 CITI 3/18/2020 (138)
NZD 298,000 USD 200,970 JPMC 3/18/2020 (138)
SEK 655,500 USD 70,529 CITI 3/18/2020 (290)
SEK 655,500 USD 70,529 JPMC 3/18/2020 (290)
USD 17,131,082 AUD 25,069,502 CITI 3/18/2020 (494,218)
USD 17,131,058 AUD 25,069,498 JPMC 3/18/2020 (494,240)
USD 18,693,973 BRL 78,665,004 CITI
**
3/18/2020 (800,860)
USD 18,693,948 BRL 78,664,996 JPMC
**
3/18/2020 (800,883)
USD 8,385,495 CAD 11,084,496 CITI 3/18/2020 (152,830)
USD 8,362,674 CAD 11,054,503 JPMC 3/18/2020 (152,547)
USD 28,271,327 CHF 27,838,996 CITI 3/18/2020 (648,210)
USD 28,271,300 CHF 27,839,004 JPMC 3/18/2020 (648,246)
USD 4,764,507 CLP 3,725,861,961 CITI
**
3/18/2020 (194,715)
USD 4,764,502 CLP 3,725,861,959 JPMC
**
3/18/2020 (194,721)
USD 299,311 CNY 2,115,000 CITI
**
3/18/2020 (3,992)
USD 299,311 CNY 2,115,000 JPMC
**
3/18/2020 (3,992)
USD 148,485 COP 522,405,708 CITI
**
3/18/2020 (9,867)
USD 148,485 COP 522,405,716 JPMC
**
3/18/2020 (9,867)
USD 33,025,163 EUR 29,587,006 CITI 3/18/2020 (319,391)
USD 33,025,114 EUR 29,586,999 JPMC 3/18/2020 (319,433)
USD 11,141,040 GBP 8,566,489 CITI 3/18/2020 (229,667)
USD 11,130,499 GBP 8,558,511 JPMC 3/18/2020 (229,617)
USD 187,232 HKD 1,466,000 CITI 3/18/2020 (789)
USD 187,232 HKD 1,466,000 JPMC 3/18/2020 (789)
USD 8,215,555 HUF 2,470,717,488 CITI 3/18/2020 (189,658)
USD 8,215,545 HUF 2,470,717,496 JPMC 3/18/2020 (189,668)
USD 960,474 IDR 13,649,164,000 CITI
**
3/18/2020 (20,136)
USD 960,473 IDR 13,649,164,000 JPMC
**
3/18/2020 (20,138)
USD 5,541,599 ILS 19,171,816 CITI 3/18/2020 (32,824)
USD 5,540,869 ILS 19,171,811 JPMC 3/18/2020 (33,553)
USD 169,262 INR 12,193,000 CITI
**
3/18/2020 (604)
USD 169,262 INR 12,193,000 JPMC
**
3/18/2020 (605)
USD 10,010,253 JPY 1,088,826,578 CITI 3/18/2020 (53,711)
USD 10,010,241 JPY 1,088,826,586 JPMC 3/18/2020 (53,724)
USD 22,471,411 KRW 26,498,853,664 CITI
**
3/18/2020 (499,624)
USD 22,471,383 KRW 26,498,853,689 JPMC
**
3/18/2020 (499,652)
USD 4,189,275 MXN 82,140,500 CITI 3/18/2020 (106,719)
USD 4,189,270 MXN 82,140,500 JPMC 3/18/2020 (106,725)
USD 3,393,589 NOK 31,093,004 CITI 3/18/2020 (148,835)
USD 3,393,584 NOK 31,092,997 JPMC 3/18/2020 (148,839)
USD 12,372,622 NZD 19,266,003 CITI 3/18/2020 (611,364)
USD 12,372,604 NZD 19,266,000 JPMC 3/18/2020 (611,377)
USD 58,290 PHP 2,973,500 CITI
**
3/18/2020 (218)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 58,290 PHP 2,973,500 JPMC
**
3/18/2020 $ (218)
USD 2,131,719 PLN 8,229,001 CITI 3/18/2020 (37,696)
USD 2,131,715 PLN 8,228,999 JPMC 3/18/2020 (37,698)
USD 21,095,768 SEK 201,531,995 CITI 3/18/2020 (498,961)
USD 21,095,742 SEK 201,532,003 JPMC 3/18/2020 (498,987)
USD 529,387 SGD 721,001 CITI 3/18/2020 (7,084)
USD 529,385 SGD 720,999 JPMC 3/18/2020 (7,085)
USD 41,800 THB 1,263,500 CITI 3/18/2020 (457)
USD 41,800 THB 1,263,500 JPMC 3/18/2020 (457)
USD 1,692,463 TWD 51,141,997 CITI
**
3/18/2020 (27,162)
USD 1,692,459 TWD 51,142,003 JPMC
**
3/18/2020 (27,166)
USD 1,724,980 ZAR 25,700,000 CITI 3/18/2020 (91,831)
USD 1,724,977 ZAR 25,700,000 JPMC 3/18/2020 (91,833)
Total unrealized depreciation (10,405,220)
Net unrealized depreciation $ (1,228,342)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at December 31, 2019
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(-1.25%), which is denominated in USD
based on the local currencies of the
positions within the swap.
57-65 months
maturity
07/11/2024 $776,414 $1,719 $(73,358) $(71,639)
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified
spread (-1.50% to 1.25%), which is
denominated in GBP based on the local
currencies of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2020
- 12/29/2021 $2,020,918 $62,531 $(916) $61,615
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(1.25%), which is denominated in USD
based on the local currencies of the
positions within the swap.
24 months
maturity
09/25/2020 $481,160 $(53,704) $(1,723) $(55,427)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
WIBOR plus or minus a specified
spread (-0.05% to 0.07%), which is
denominated in PLN based on the local
currencies of the positions within the
swap.
61 months
maturity
ranging from
04/13/2023
- 11/13/2024 $2,690,162 $(312,378) $(108,867) $(421,245)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (-0.03%),
which is denominated in USD based
on the local currencies of the positions
within the swap.
61 months
maturity
02/09/2024 $56 $(5) $56,683 $56,678
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
EURIBOR plus or minus a specified
spread (-1.50% to 0.35%), which is
denominated in EUR based on the local
currencies of the positions within the
swap.
13-18 months
maturity
01/14/2021 $2,212,080 $(15,569) $(6,533) $(22,102)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
HIBOR plus or minus a specified spread
(0.40%), which is denominated in HKD
based on the local currencies of the
positions within the swap.
12-13 months
maturity
ranging from
11/11/2020
- 01/06/2021 $1,161,373 $23,172 $(1,082) $22,090
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EUR/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.30% to
0.02%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
97 months
maturity
12/21/2020 $35,036,480 $(1,130,606) $(301,178) $(1,431,784)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Aeroports de Paris 2,071 410,045 (16,573) 1.2
Amundi SA 11,054 869,248 185,010 (12.9)
BioMerieux 3,345 298,221 13,367 (0.9)
Bouygues SA 5,882 250,732 19,882 (1.4)
Bureau Veritas SA 15,467 404,337 23,295 (1.6)
Carrefour SA 27,465 461,925 (58,845) 4.1
Cie Generale des Etablissements Michelin SCA 4,997 614,926 53,379 (3.7)
CNP Assurances 39,565 788,339 (27,937) 2.0
Dassault Systemes SE 5,122 844,748 44,869 (3.1)
Electricite de France SA 43,186 481,881 (99,647) 7.0
Engie SA 41,838 677,706 30,823 (2.2)
Eutelsat Communications SA 38,577 628,565 (83,452) 5.8
Ipsen SA 3,021 268,164 (100,971) 7.1
Kering SA 1,586 1,045,039 141,983 (9.9)
Korian SA 7,756 365,612 56,120 (3.9)
Natixis SA 131,948 587,765 45,676 (3.2)
Orange SA 79,723 1,171,626 (77,271) 5.4
Peugeot SA 83,376 2,007,458 60,561 (4.2)
Sanofi 5,902 592,723 91,665 (6.4)
SCOR SE 8,444 355,457 (4,742) 0.3
Suez 23,789 360,481 20,489 (1.4)
Teleperformance 3,512 858,044 247,723 (17.3)
Ubisoft Entertainment SA 3,383 234,385 16,539 (1.2)
Veolia Environnement SA 21,971 584,612 49,950 (3.5)
Vivendi SA 15,126 438,012 21,953 (1.5)
Luxembourg
SES SA 51,328 721,448 (84,915) 5.9
Short Positions
Common Stocks
France
Accor SA (8,598) (403,580) (40,577) 2.8
Air France-KLM (84,730) (945,240) 21,414 (1.5)
Altran Technologies SA (20,452) (325,863) (142,724) 10.0
AXA SA (20,970) (592,534) (37,681) 2.6
Bollore SA (111,856) (488,801) (98,118) 6.9
Cie Plastic Omnium SA (15,828) (444,463) (40,403) 2.8
Credit Agricole SA (36,235) (527,268) 4,492 (0.3)
Edenred (10,092) (523,013) (80,112) 5.6
Elior Group SA (27,020) (398,021) (36,601) 2.6
EssilorLuxottica SA (12,270) (1,875,857) (391,173) 27.3
Getlink SE (38,708) (674,869) (229,021) 16.0
Iliad SA (8,644) (1,124,343) (92,953) 6.5
Imerys SA (5,369) (227,903) 23,623 (1.6)
Ingenico Group SA (4,022) (437,506) (139,577) 9.7
JCDecaux SA (28,609) (883,960) 89,230 (6.2)
Pernod Ricard SA (1,188) (212,578) (2,442) 0.2
Publicis Groupe SA (4,477) (202,994) 35,471 (2.5)
Remy Cointreau SA (16,466) (2,023,702) (607,467) 42.4
Renault SA (19,709) (935,930) 104,008 (7.3)
Sartorius Stedim Biotech (1,512) (250,973) (40,197) 2.8
Societe BIC SA (13,275) (923,824) 100,964 (7.1)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Valeo SA (7,410) (262,635) (30,367) 2.1
Worldline SA (9,125) (646,880) (2,432) 0.2
Luxembourg
Eurofins Scientific SE (1,231) (683,860) (95,705) 6.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.30% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
97 months
maturity
12/21/2020 $90,314,830 $(1,281,079) $142,980 $(1,138,099)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 75,593 1,771,440 (30,306) 2.7
Rio Tinto plc 21,925 1,297,850 96,524 (8.5)
Netherlands
Royal Dutch Shell plc 53,534 1,585,368 (37,550) 3.3
Russia
Evraz plc 290,858 1,557,492 (318,198) 28.0
South Africa
Anglo American plc 32,991 947,764 91,795 (8.1)
Investec plc 171,878 1,010,088 (259,917) 22.8
Switzerland
Coca-Cola HBC AG 34,264 1,164,633 (64,217) 5.6
Glencore plc 365,564 1,138,264 (46,027) 4.0
IWG plc 210,238 1,217,540 571,811 (50.2)
United Kingdom
Barclays plc 302,579 721,492 113,047 (9.9)
Barratt Developments plc 101,139 1,001,422 149,881 (13.2)
Bellway plc 26,327 1,328,792 279,104 (24.5)
BT Group plc 818,124 2,084,736 (77,486) 6.8
Close Brothers Group plc 85,059 1,801,552 145,206 (12.8)
Direct Line Insurance Group plc 177,386 733,944 (23,389) 2.1
Dixons Carphone plc 736,217 1,405,699 (436,908) 38.4
Drax Group plc 354,537 1,474,127 (289,838) 25.5
Hays plc 356,576 857,575 57,605 (5.1)
Inchcape plc 191,232 1,789,133 59,656 (5.2)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Intermediate Capital Group plc 78,055 1,664,831 829,145 (72.9)
Man Group plc 584,463 1,224,076 (89,071) 7.8
Meggitt plc 88,579 771,520 118,488 (10.4)
Moneysupermarket.com Group plc 203,214 892,076 111,618 (9.8)
Standard Life Aberdeen plc 166,162 722,909 54,860 (4.8)
Tate & Lyle plc 193,254 1,947,196 147,189 (12.9)
Taylor Wimpey plc 422,092 1,082,275 90,834 (8.0)
William Hill plc 350,940 877,904 (252,992) 22.2
Short Positions
Common Stocks
Germany
TUI AG (61,963) (781,990) (116,959) 10.3
United Arab Emirates
NMC Health plc (48,161) (1,128,382) 538,205 (47.3)
United Kingdom
Admiral Group plc (39,184) (1,197,399) (107,998) 9.5
Aggreko plc (107,561) (1,187,786) 22,124 (1.9)
Babcock International Group plc (193,626) (1,615,799) 82,382 (7.2)
Capita plc (573,911) (1,249,968) (360,368) 31.7
easyJet plc (98,202) (1,849,817) (555,489) 48.8
Hargreaves Lansdown plc (107,589) (2,759,789) (891,466) 78.3
John Wood Group plc (314,794) (1,669,576) 668,191 (58.7)
Jupiter Fund Management plc (189,391) (1,028,540) (187,668) 16.5
Legal & General Group plc (239,876) (963,596) (213,673) 18.8
Micro Focus International plc (50,134) (703,662) 261,823 (23.0)
Ocado Group plc (69,518) (1,179,513) (25,890) 2.3
Pearson plc (155,552) (1,314,119) 264,092 (23.2)
Prudential plc (74,402) (1,425,590) (179,127) 15.7
Rightmove plc (105,003) (881,096) (238,617) 21.0
Rotork plc (171,071) (760,464) (189,554) 16.7
Schroders plc (20,671) (912,752) (49,695) 4.4
Severn Trent plc (58,246) (1,941,963) (393,951) 34.6
SSE plc (41,890) (798,936) (221,124) 19.4
St James's Place plc (144,182) (2,222,529) (295,610) 26.0
Weir Group plc (The) (64,334) (1,286,679) 174,432 (15.3)
Wm Morrison Supermarkets plc (288,305) (763,478) (26,574) 2.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (0.03%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
61 months
maturity
11/05/2024 $3,554,609 $(45,397) $(635) $(46,032)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Keihin Corp. 77,400 1,807,694 (27,084) 58.8
Showa Corp. 84,300 1,746,915 (18,313) 39.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
or HONIX plus or minus a
specified spread (-2.18% to
0.04%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
60-61 months
maturity
ranging from
04/13/2023
- 11/29/2024 $48,094,019 $(1,411,483) $(918,078) $(2,329,561)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
AAC Technologies Holdings, Inc. 62,000 541,259 204,444 (8.8)
Anhui Conch Cement Co. Ltd. 103,000 750,471 110,721 (4.8)
ANTA Sports Products Ltd. 51,000 456,613 109,554 (4.7)
BAIC Motor Corp. Ltd. 1,334,000 758,014 (37,833) 1.6
Beijing Capital International Airport Co. Ltd. 1,110,000 1,075,201 (8,412) 0.4
Beijing Enterprises Holdings Ltd. 154,500 708,934 (126,019) 5.4
China CITIC Bank Corp. Ltd. 916,000 549,239 20,584 (0.9)
China Communications Services Corp. Ltd. 920,000 670,665 5,424 (0.2)
China Medical System Holdings Ltd. 510,000 734,093 229,147 (9.8)
China Mobile Ltd. 84,000 709,788 (176,322) 7.6
China National Building Material Co. Ltd. 538,000 600,206 105,916 (4.5)
China Resources Cement Holdings Ltd. 356,000 453,180 71,486 (3.1)
China Resources Power Holdings Co. Ltd. 446,000 626,226 (140,068) 6.0
China Telecom Corp. Ltd. 1,082,000 445,772 (104,197) 4.5
CITIC Ltd. 736,000 982,353 (120,560) 5.2
CSPC Pharmaceutical Group Ltd. 210,000 501,144 167,780 (7.2)
Far East Horizon Ltd. 1,077,000 1,009,187 (96,363) 4.1
Kunlun Energy Co. Ltd. 610,000 538,898 9,444 (0.4)
Li Ning Co. Ltd. 268,500 805,308 (18,127) 0.8
New China Life Insurance Co. Ltd. 131,500 565,332 (110,344) 4.7
Nexteer Automotive Group Ltd. 529,000 479,481 (211,322) 9.1
PICC Property & Casualty Co. Ltd. 540,999 652,076 69,685 (3.0)
Shandong Weigao Group Medical Polymer Co. Ltd. 576,000 690,191 192,616 (8.3)
Sinopec Engineering Group Co. Ltd. 1,138,500 681,429 (468,498) 20.1
Sinotruk Hong Kong Ltd. 235,000 501,557 71,938 (3.1)
Uni -President China Holdings Ltd. 838,000 880,380 26,728 (1.1)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
Weichai Power Co. Ltd. 342,000 721,868 195,472 (8.4)
Zhejiang Expressway Co. Ltd. 736,000 670,996 (26,864) 1.2
Hong Kong
Haier Electronics Group Co. Ltd. 275,000 859,193 66,662 (2.9)
Kingboard Laminates Holdings Ltd. 377,000 467,316 79,404 (3.4)
Short Positions
Common Stocks
China
BBMG Corp. (3,527,000) (1,082,354) 34,664 (1.5)
Brilliance China Automotive Holdings Ltd. (596,000) (618,562) 73,686 (3.2)
CGN Power Co. Ltd. (2,592,000) (692,199) (16,539) 0.7
China Gas Holdings Ltd. (263,200) (985,477) (66,940) 2.9
China International Capital Corp. Ltd. (376,000) (724,953) (70,381) 3.0
China Merchants Bank Co. Ltd. (153,000) (786,593) (175,492) 7.5
China Molybdenum Co. Ltd. (2,088,000) (895,883) (95,317) 4.1
China Southern Airlines Co. Ltd. (1,204,000) (809,545) 132,981 (5.7)
China State Construction International Holdings Ltd. (620,000) (562,908) 62,639 (2.7)
China Tower Corp. Ltd. (3,008,000) (664,558) 130,132 (5.6)
CITIC Securities Co. Ltd. (342,000) (780,249) (131,866) 5.7
COSCO SHIPPING Energy Transportation Co. Ltd. (968,000) (457,203) 65,617 (2.8)
Guangzhou Automobile Group Co. Ltd. (998,000) (1,242,503) (189,258) 8.1
Huatai Securities Co. Ltd. (672,400) (1,189,223) (39,761) 1.7
Ping An Insurance Group Co. of China Ltd. (104,000) (1,230,681) (272,657) 11.7
Postal Savings Bank of China Co. Ltd. (714,000) (485,582) (14,021) 0.6
Shanghai Fosun Pharmaceutical Group Co. Ltd. (204,500) (617,172) 15,284 (0.7)
Xiaomi Corp. (767,400) (1,062,754) (131,613) 5.6
Yanzhou Coal Mining Co. Ltd. (678,000) (609,144) (34,989) 1.5
Zhaojin Mining Industry Co. Ltd. (459,500) (504,077) (57,334) 2.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.07% to 0.05%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
04/12/2023
- 09/09/2024 $3,491,043 $(198,928) $(36,238) $(235,166)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Mexico
Alfa SAB de CV 299,900 248,707 (119,572) 50.8
Arca Continental SAB de CV 179,500 949,169 (119,535) 50.8
Gruma SAB de CV 78,595 806,963 (132,753) 56.5
Grupo Mexico SAB de CV 99,900 274,008 31,325 (13.3)
Kimberly-Clark de Mexico SAB de CV 59,000 117,017 (8,169) 3.5
Short Positions
Common Stocks
Mexico
Alsea SAB de CV (73,900) (194,761) 2,625 (1.1)
El Puerto de Liverpool SAB de CV (57,940) (287,808) 124,107 (52.8)
Industrias Penoles SAB de CV (32,415) (339,811) 64,913 (27.6)
Infraestructura Energetica Nova SAB de CV (58,000) (272,799) (41,869) 17.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-3.00% to 0.08%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
04/12/2023
- 01/02/2025 $246,430,096 $(881,349) $(1,372,980) $(2,254,329)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
Kia Motors Corp. 32,757 1,251,007 250,659 (11.1)
United States
Alcoa Corp. 70,847 1,523,919 (2,835) 0.1
Alkermes plc 77,246 1,575,818 (647,764) 28.7
Ashland Global Holdings, Inc. 19,136 1,464,478 12,039 (0.5)
Axis Capital Holdings Ltd. 34,879 2,073,208 125,849 (5.6)
Biogen, Inc. 5,518 1,637,356 321,422 (14.3)
Bunge Ltd. 52,642 3,029,547 126,092 (5.6)
Cabot Corp. 43,645 2,074,010 (508,463) 22.6
CF Industries Holdings, Inc. 28,188 1,345,695 43,162 (1.9)
Charles River Laboratories International, Inc. 8,328 1,272,185 72,614 (3.2)
ConocoPhillips 20,922 1,360,558 (178,403) 7.9
First American Financial Corp. 23,577 1,375,011 201,668 (8.9)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Gilead Sciences, Inc. 21,786 1,415,654 (11,405) 0.5
Hanover Insurance Group, Inc. (The) 12,155 1,661,224 206,471 (9.2)
Huntsman Corp. 98,837 2,387,902 130,002 (5.8)
Incyte Corp. 19,159 1,672,964 75,740 (3.4)
JBS SA 199,000 1,276,307 126,324 (5.6)
Lancaster Colony Corp. 8,287 1,326,749 165,866 (7.4)
Monster Beverage Corp. 20,201 1,283,774 85,599 (3.8)
Oceaneering International, Inc. 87,165 1,299,630 (252,542) 11.2
Phillips 66 11,879 1,323,439 123,104 (5.5)
Progressive Corp. (The) 17,997 1,302,803 (92,745) 4.1
Reliance Steel & Aluminum Co. 13,812 1,654,125 400,701 (17.8)
Tyson Foods, Inc. 21,861 1,990,225 459,059 (20.4)
Willis Towers Watson plc 9,247 1,867,339 236,555 (10.5)
World Fuel Services Corp. 61,995 2,691,823 1,341,610 (59.5)
WR Grace & Co. 30,279 2,114,988 (165,802) 7.4
Short Positions
Common Stocks
South Korea
CJ Logistics Corp. (9,587) (1,282,957) (42,298) 1.9
Lotte Corp. (38,776) (1,303,321) 545,773 (24.2)
S-Oil Corp. (15,457) (1,269,512) (69,704) 3.1
United States
Albemarle Corp. (31,412) (2,294,332) 152,754 (6.8)
Amcor plc (280,465) (3,040,241) (302,531) 13.4
BioMarin Pharmaceutical, Inc. (17,704) (1,496,873) (42,393) 1.9
Bio- Techne Corp. (8,128) (1,784,177) (475,796) 21.1
Brown-Forman Corp. (29,993) (2,027,527) (491,836) 21.8
Chemours Co. (The) (105,544) (1,909,291) 340,242 (15.1)
Chubb Ltd. (9,038) (1,406,855) (126,711) 5.6
Compass Minerals International, Inc. (31,919) (1,945,782) 92,377 (4.1)
Conagra Brands, Inc. (72,933) (2,497,226) (520,699) 23.1
Hain Celestial Group, Inc. (The) (65,875) (1,709,786) (243,494) 10.8
Hormel Foods Corp. (33,182) (1,496,840) (157,353) 7.0
International Flavors & Fragrances, Inc. (32,035) (4,133,156) (123,973) 5.5
Matador Resources Co. (77,389) (1,390,680) 104,668 (4.6)
Nektar Therapeutics (66,852) (1,443,000) (292,257) 13.0
ONEOK, Inc. (19,799) (1,498,190) (167,769) 7.4
Prestige Consumer Healthcare, Inc. (47,251) (1,913,666) (256,904) 11.4
Principal Financial Group, Inc. (44,424) (2,443,320) (221,130) 9.8
Sensient Technologies Corp. (21,242) (1,403,884) (70,854) 3.1
Waters Corp. (8,494) (1,984,623) (182,515) 8.1
WR Berkley Corp. (38,145) (2,635,820) (695,297) 30.8

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.05% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
60-61 months
maturity
ranging from
04/14/2023
- 12/02/2024 $6,298,165 $96,839 $(370,036) $(273,197)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Absa Group Ltd. 7,645 81,557 (798) 0.3
Anglo American Platinum Ltd. 5,131 477,875 197,140 (72.2)
Aspen Pharmacare Holdings Ltd. 3,899 33,252 7,277 (2.7)
Exxaro Resources Ltd. 3,553 33,213 (1,916) 0.7
Foschini Group Ltd. (The) 36,041 384,972 (15,634) 5.7
Investec Ltd. 72,556 430,199 (4,978) 1.8
Momentum Metropolitan Holdings 121,842 190,056 39,192 (14.3)
Mr Price Group Ltd. 7,223 94,301 6,415 (2.3)
MultiChoice Group 26,824 223,478 (14,793) 5.4
Netcare Ltd. 225,273 313,135 62,499 (22.9)
Pick n Pay Stores Ltd. 35,929 163,950 (21,969) 8.0
RMB Holdings Ltd. 12,785 73,536 (1,291) 0.5
Truworths International Ltd. 60,371 212,455 (79,585) 29.1
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (6,051) (88,460) (6,867) 2.5
Clicks Group Ltd. (38,233) (701,021) (152,947) 56.0
Discovery Ltd. (38,123) (328,593) 102,181 (37.4)
MTN Group Ltd. (43,773) (258,048) 3,139 (1.1)
Nedbank Group Ltd. (1,763) (26,995) 983 (0.4)
Old Mutual Ltd. (184,910) (259,510) 3,587 (1.3)
PSG Group Ltd. (27,881) (466,572) (30,238) 11.1
Sanlam Ltd. (91,445) (516,653) (20,448) 7.5
Sasol Ltd. (15,099) (327,582) (36,331) 13.3
Tiger Brands Ltd. (3,919) (58,991) (701) 0.3
Vodacom Group Ltd. (67,222) (553,761) 62,922 (23.0)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.70% to 0.70%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
13-36 months
maturity
01/14/2021 $14,530,275 $(478,529) $(72,761) $(551,290)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 12,155 493,468 (70,006) 12.7
Switzerland
Adecco Group AG (Registered) 2,448 154,768 17,594 (3.2)
Alcon, Inc. 2,323 131,601 (9,616) 1.7
Baloise Holding AG (Registered) 1,075 194,559 18,849 (3.4)
Clariant AG (Registered) 4,454 99,540 11,786 (2.1)
Flughafen Zurich AG (Registered) 4,147 756,951 (195,522) 35.5
Helvetia Holding AG (Registered) 8,305 1,173,074 227,071 (41.2)
LafargeHolcim Ltd. (Registered) 5,109 283,434 22,043 (4.0)
Nestle SA (Registered) 286 30,964 (2,126) 0.4
Novartis AG (Registered) 9,241 875,027 52,434 (9.5)
OC Oerlikon Corp. AG (Registered) 4,672 54,750 (507) 0.1
Roche Holding AG 3,673 1,193,735 153,240 (27.8)
Sonova Holding AG (Registered) 5,690 1,300,783 107,894 (19.6)
Sunrise Communications Group AG 5,472 429,895 (30,138) 5.5
Swiss Life Holding AG (Registered) 1,156 579,931 60,874 (11.0)
Zurich Insurance Group AG 435 178,437 24,173 (4.4)
Short Positions
Common Stocks
Switzerland
Barry Callebaut AG (Registered) (18) (39,735) (2,081) 0.4
Bucher Industries AG (Registered) (128) (44,923) (2,620) 0.5
Chocoladefabriken Lindt & Spruengli AG (37) (287,093) (72,927) 13.2
Cie Financiere Richemont SA (Registered) (6,844) (534,865) 17,323 (3.1)
DKSH Holding AG (4,549) (247,334) (22,807) 4.1
dormakaba Holding AG (40) (28,635) 1,588 (0.3)
Dufry AG (Registered) (589) (58,406) (8,251) 1.5
EMS- Chemie Holding AG (Registered) (121) (79,550) (3,543) 0.6
Idorsia Ltd. (1,253) (38,742) (15,044) 2.7
Julius Baer Group Ltd. (1,971) (101,611) (11,147) 2.0
Kuehne + Nagel International AG (Registered) (2,922) (492,844) (58,375) 10.6
Schindler Holding AG (252) (64,084) (1,631) 0.3
Sika AG (Registered) (3,597) (675,501) (73,852) 13.4
Straumann Holding AG (Registered) (1,187) (1,164,366) (319,270) 57.9

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Swatch Group AG (The) (1,247) (348,169) 8,446 (1.5)
Swisscom AG (Registered) (195) (103,228) (2,252) 0.4
Temenos AG (Registered) (4,402) (696,349) (25,827) 4.7
UBS Group AG (Registered) (21,181) (267,291) (17,597) 3.2
Vifor Pharma AG (7,269) (1,326,632) (256,705) 46.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.70% to 0.70%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
13-36 months
maturity
01/14/2021 $9,911,292 $437,913 $2,046 $439,959
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 2,287 341,303 8,443 1.9
Danske Bank A/S 40,211 650,546 85,069 19.3
Dfds A/S 2,908 141,955 13,270 3.0
FLSmidth & Co. A/S 1,565 62,410 (3,510) (0.8)
Genmab A/S 1,707 379,643 45,147 10.3
GN Store Nord A/S 31,281 1,471,481 504,836 114.7
H Lundbeck A/S 28,484 1,088,958 (373,205) (84.8)
Novo Nordisk A/S 6,868 397,993 59,524 13.5
Orsted A/S 6,465 668,822 164,565 37.4
Rockwool International A/S 1,339 317,514 (62,571) (14.2)
Tryg A/S 553 16,401 (2,056) (0.5)
Vestas Wind Systems A/S 1,175 118,683 12,915 2.9
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (248) (357,821) (45,677) (10.4)
Chr Hansen Holding A/S (8,035) (638,742) 26,945 6.1
Demant A/S (48,635) (1,531,705) 41,545 9.4
DSV PANALPINA A/S (768) (88,532) 193 0.0
ISS A/S (2,778) (66,630) 5,841 1.3
Jyske Bank A/S (Registered) (6,730) (245,581) (2,961) (0.7)
Novozymes A/S (8,468) (414,484) (27,535) (6.3)
Pandora A/S (20,973) (912,088) (12,865) (2.9)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-6.90% to
0.70%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
13-36 months
maturity
01/14/2021 $84,521,469 $340,313 $(372,184) $(31,871)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Telenet Group Holding NV 15,282 686,973 (110,258) 346.0
Finland
Kesko OYJ 22,594 1,599,293 395,446 (1240.8)
Germany
adidas AG 2,964 964,835 66,734 (209.4)
Bayer AG (Registered) 14,029 1,140,511 46,870 (147.1)
Carl Zeiss Meditec AG 10,866 1,381,390 438,849 (1377.0)
HUGO BOSS AG 17,537 848,864 11,926 (37.4)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 2,902 856,360 156,064 (489.7)
Rheinmetall AG 11,189 1,282,953 (53,532) 168.0
Software AG 34,329 1,195,252 (419,111) 1315.0
Suedzucker AG 40,446 740,892 67,767 (212.6)
Talanx AG 16,127 798,157 162,755 (510.7)
Volkswagen AG (Preference) 4,561 897,780 126,841 (398.0)
Italy
A2A SpA 623,828 1,171,450 178,255 (559.3)
Enel SpA 125,171 994,337 101,490 (318.4)
Eni SpA 50,959 791,456 (58,328) 183.0
Ferrari NV 6,169 1,024,274 (14,580) 45.7
Hera SpA 171,973 753,249 217,204 (681.5)
Poste Italiane SpA 317,064 3,602,759 1,200,508 (3766.8)
Unipol Gruppo SpA 283,953 1,630,194 316,153 (992.0)
Netherlands
ASM International NV 8,816 995,083 345,133 (1082.9)
ASR Nederland NV 51,641 1,935,272 (36,709) 115.2
NN Group NV 22,354 849,962 (82,862) 260.0
Signify NV 25,093 785,381 (108,786) 341.3
Spain
ACS Actividades de Construccion y Servicios SA 21,847 876,374 (9,183) 28.8
Iberdrola SA 68,110 701,912 (1,326) 4.2
Red Electrica Corp. SA 55,554 1,119,400 (55,095) 172.9

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Umicore SA (21,695) (1,057,284) (337,443) 1058.8
Germany
1&1 Drillisch AG (26,726) (682,572) 519,709 (1630.7)
Daimler AG (Registered) (21,364) (1,181,094) 98,773 (309.9)
Delivery Hero SE (8,826) (699,542) (305,584) 958.8
Deutsche Bank AG (Registered) (169,421) (1,312,762) (21,560) 67.6
Fraport AG Frankfurt Airport Services Worldwide (8,925) (757,599) (29,811) 93.5
FUCHS PETROLUB SE (Preference) (19,788) (983,136) 1,053 (3.3)
GEA Group AG (27,558) (912,156) 130,010 (407.9)
Henkel AG & Co. KGaA (Preference) (7,690) (794,381) 37,949 (119.1)
Sartorius AG (Preference) (4,794) (1,024,775) (286,199) 898.0
thyssenkrupp AG (65,811) (884,310) 23,998 (75.3)
United Internet AG (Registered) (34,407) (1,126,804) 267,968 (840.8)
Zalando SE (17,976) (906,533) (207,967) 652.5
Italy
Banca Generali SpA (30,627) (995,647) (233,147) 731.5
Prysmian SpA (28,229) (681,426) (120,552) 378.2
Recordati SpA (21,640) (912,228) (33,970) 106.6
Unione di Banche Italiane SpA (268,427) (877,450) (64,248) 201.6
Luxembourg
ArcelorMittal SA (43,006) (757,752) (39,729) 124.7
Netherlands
Aegon NV (166,167) (760,648) (26,104) 81.9
Koninklijke Vopak NV (33,380) (1,813,882) (551,809) 1731.4
SBM Offshore NV (46,167) (862,539) (128,143) 402.1
Takeaway.com NV (7,808) (721,743) (87,596) 274.8
Spain
Bankia SA (452,130) (968,078) 734,606 (2304.9)
Cellnex Telecom SA (72,270) (3,117,413) (1,460,309) 4581.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-13.00% to 0.70%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
13-36 months
maturity
01/14/2021 $205,701,855 $(9,524,904) $(529,692) $(10,054,596)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Seiki Co. Ltd. 35,800 1,326,021 (66,911) 0.7
Alfresa Holdings Corp. 73,100 1,485,029 (128,311) 1.3
Hankyu Hanshin Holdings, Inc. 35,400 1,514,259 245,157 (2.4)
Hikari Tsushin, Inc. 9,800 2,462,720 957,561 (9.5)
Hitachi High-Technologies Corp. 29,900 2,117,504 772,479 (7.7)
Hitachi Ltd. 35,345 1,491,409 794,273 (7.9)
Hoya Corp. 17,100 1,632,401 477,082 (4.7)
Ibiden Co. Ltd. 52,400 1,247,526 300,137 (3.0)
Japan Airlines Co. Ltd. 80,300 2,500,211 (558,396) 5.6
Kamigumi Co. Ltd. 83,000 1,824,496 39,351 (0.4)
Mazda Motor Corp. 147,000 1,252,651 (264,577) 2.6
Obayashi Corp. 164,125 1,822,881 81,768 (0.8)
Sekisui Chemical Co. Ltd. 83,100 1,441,777 50,846 (0.5)
Shinsei Bank Ltd. 91,000 1,388,405 82,520 (0.8)
Sojitz Corp. 672,800 2,168,500 (375,306) 3.7
Sony Corp. 20,900 1,419,062 372,121 (3.7)
Stanley Electric Co. Ltd. 49,400 1,426,734 (340,097) 3.4
Sumitomo Mitsui Trust Holdings, Inc. 43,000 1,699,831 170,340 (1.7)
Sundrug Co. Ltd. 41,600 1,505,170 (158,176) 1.6
Taiheiyo Cement Corp. 48,500 1,423,626 (198,662) 2.0
Toyo Seikan Group Holdings Ltd. 78,900 1,358,200 (89,040) 0.9
Toyo Suisan Kaisha Ltd. 34,000 1,443,837 149,543 (1.5)
Toyoda Gosei Co. Ltd. 49,500 1,235,985 113,812 (1.1)
Toyota Boshoku Corp. 81,900 1,315,070 (308,042) 3.1
Short Positions
Common Stocks
Japan
Acom Co. Ltd. (326,230) (1,480,159) (189,426) 1.9
Calbee , Inc. (79,100) (2,577,182) 20,955 (0.2)
Casio Computer Co. Ltd. (85,300) (1,704,593) (421,156) 4.2
Chugoku Electric Power Co., Inc. (The) (99,500) (1,307,939) (211,263) 2.1
Coca-Cola Bottlers Japan Holdings, Inc. (76,000) (1,941,823) 104,115 (1.0)
Hirose Electric Co. Ltd. (9,600) (1,227,183) (244,310) 2.4
Hitachi Metals Ltd. (111,000) (1,633,889) (316,810) 3.2
Japan Airport Terminal Co. Ltd. (38,800) (2,152,823) (610,501) 6.1
Kakaku.com, Inc. (60,900) (1,554,966) (531,859) 5.3
Kansai Paint Co. Ltd. (150,300) (3,671,698) (442,554) 4.4
Kikkoman Corp. (34,284) (1,678,366) (227,426) 2.3
M3, Inc. (48,414) (1,459,954) (675,386) 6.7
NGK Spark Plug Co. Ltd. (117,400) (2,275,682) 474,062 (4.7)
Nippon Paint Holdings Co. Ltd. (72,600) (3,737,570) (1,404,030) 14.0
Park24 Co. Ltd. (62,100) (1,520,583) (150,113) 1.5
Ricoh Co. Ltd. (134,000) (1,458,122) (89,793) 0.9
Sawai Pharmaceutical Co. Ltd. (23,200) (1,469,811) (442,188) 4.4
Seven Bank Ltd. (507,400) (1,662,291) 3,994 (0.0)
Shimano, Inc. (9,300) (1,508,748) (207,143) 2.1
Sony Financial Holdings, Inc. (76,500) (1,836,373) (368,181) 3.7
Sumitomo Metal Mining Co. Ltd. (37,800) (1,217,160) (26,928) 0.3
Suzuki Motor Corp. (47,500) (1,982,743) 50,744 (0.5)
Takeda Pharmaceutical Co. Ltd. (41,600) (1,645,372) (220,258) 2.2
Tsuruha Holdings, Inc. (15,200) (1,951,650) (623,305) 6.2
Yamaha Motor Co. Ltd. (71,800) (1,438,368) 36,739 (0.4)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (46,100) (1,736,633) (299,753) 3.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.70% to 0.70%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
13-36 months
maturity
01/14/2021 $5,074,314 $(462,279) $(83,654) $(545,933)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
DNB ASA 3,895 72,887 2,952 (0.5)
Equinor ASA 15,008 299,294 11,402 (2.1)
Gjensidige Forsikring ASA 11,729 246,203 14,696 (2.7)
Leroy Seafood Group ASA 106,928 711,821 (31,293) 5.7
Norsk Hydro ASA 23,752 88,324 5,977 (1.1)
Orkla ASA 21,791 220,979 4,905 (0.9)
Salmar ASA 9,714 497,806 80,717 (14.8)
Telenor ASA 22,904 410,570 (76,786) 14.1
Yara International ASA 2,188 91,160 (7,657) 1.4
Short Positions
Common Stocks
France
Adevinta ASA (13,204) (156,854) (150,139) 27.5
Norway
Mowi ASA (59,398) (1,544,403) (221,444) 40.6
Schibsted ASA (10,421) (315,292) (59,134) 10.8
United Kingdom
Subsea 7 SA (35,001) (418,721) (36,475) 6.7

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.70% to 0.70%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
13-36 months
maturity
01/14/2021 $10,353,120 $137,508 $28,315 $165,823
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
AAK AB 8,762 166,655 (13,700) (8.3)
Boliden AB 17,902 475,453 47,584 28.7
Electrolux AB 23,752 583,904 (12,485) (7.5)
Essity AB 9,872 317,940 17,753 10.7
Getinge AB 61,643 1,146,386 201,659 121.6
Holmen AB 2,951 89,841 10,586 6.4
Sandvik AB 22,231 433,001 94,388 56.9
Securitas AB 5,867 101,084 11,216 6.8
Skanska AB 12,773 288,946 67,449 40.7
SKF AB 1,940 39,278 6,147 3.7
SSAB AB 17,106 60,106 13,197 8.0
Swedish Match AB 18,917 974,542 46,832 28.2
Swedish Orphan Biovitrum AB 15,021 248,985 (79,621) (48.0)
Telefonaktiebolaget LM Ericsson 98,180 857,879 (48,048) (29.0)
Volvo AB 5,950 99,610 12,520 7.6
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (8,918) (428,277) 92,043 55.5
Finland
Nordea Bank Abp (56,626) (458,115) (76,826) (46.3)
Sweden
Elekta AB (29,108) (384,028) 10,030 6.0
Epiroc AB (13,396) (163,823) (39,963) (24.1)
Hennes & Mauritz AB (33,868) (690,824) (119,413) (72.0)
Hexagon AB (2,579) (144,556) (19,196) (11.6)
Hexpol AB (37,407) (367,618) (74,856) (45.1)
Husqvarna AB (58,629) (469,835) 24,868 15.0
Svenska Cellulosa AB SCA (3,697) (37,490) (6,263) (3.8)
Svenska Handelsbanken AB (45,078) (485,502) (1,577) (1.0)
Swedbank AB (31,244) (464,473) (11,936) (7.2)
Tele2 AB (10,926) (158,580) (1,531) (0.9)
Telia Co. AB (27,751) (119,233) 8,742 5.3

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Trelleborg AB (5,397) (97,156) (22,091) (13.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-7.58% to 1.40%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-36 months
maturity
01/14/2021 $550,423,382 $(7,871,809) $(1,030,822) $(8,902,631)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Liberty Global plc 98,816 2,153,695 (102,708) 1.2
United States
ALLETE, Inc. 27,121 2,201,412 54,494 (0.6)
Altice USA, Inc. 76,892 2,102,227 167,387 (1.9)
American Electric Power Co., Inc. 29,448 2,783,130 264,727 (3.0)
Armstrong World Industries, Inc. 21,325 2,003,910 595,821 (6.7)
Brink's Co. (The) 24,714 2,241,066 319,191 (3.6)
Clean Harbors, Inc. 28,750 2,465,312 654,193 (7.3)
Cummins, Inc. 13,071 2,339,186 285,346 (3.2)
Curtiss-Wright Corp. 16,542 2,330,602 301,276 (3.4)
EMCOR Group, Inc. 25,167 2,171,912 256,362 (2.9)
Entergy Corp. 23,509 2,816,378 503,032 (5.7)
Exelon Corp. 72,297 3,296,020 (108,688) 1.2
First Hawaiian, Inc. 109,741 3,166,028 306,437 (3.4)
Flex Ltd. 209,713 2,646,578 445,153 (5.0)
ITT, Inc. 41,221 3,046,644 901,634 (10.1)
Jabil, Inc. 92,195 3,810,419 1,183,567 (13.3)
M&T Bank Corp. 14,955 2,538,611 161,913 (1.8)
NorthWestern Corp. 58,805 4,214,554 1,114,694 (12.5)
Oshkosh Corp. 27,801 2,631,365 550,604 (6.2)
PNM Resources, Inc. 52,914 2,683,269 611,646 (6.9)
Popular, Inc. 102,115 5,999,256 1,496,778 (16.8)
Signature Bank 15,127 2,066,499 243,884 (2.7)
Spirit AeroSystems Holdings, Inc. 31,160 2,270,941 (523,992) 5.9
Timken Co. (The) 54,625 3,075,934 659,607 (7.4)
Wintrust Financial Corp. 30,041 2,129,907 (411,940) 4.6

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Alliant Energy Corp. (45,020) (2,463,494) (433,116) 4.9
Axon Enterprise, Inc. (30,597) (2,242,148) (534,522) 6.0
BWX Technologies, Inc. (88,440) (5,490,355) (1,238,509) 13.9
Carvana Co. (23,736) (2,184,899) (519,930) 5.8
Cognex Corp. (47,292) (2,650,244) (487,736) 5.5
Dominion Energy, Inc. (43,049) (3,565,318) (303,852) 3.4
Energizer Holdings, Inc. (48,158) (2,418,495) (255,424) 2.9
Eversource Energy (30,505) (2,595,060) (215,873) 2.4
First Republic Bank (72,319) (8,493,867) (1,612,555) 18.1
Invesco Ltd. (130,811) (2,351,982) 16,839 (0.2)
IPG Photonics Corp. (23,029) (3,337,363) (281,894) 3.2
Middleby Corp. (The) (23,208) (2,541,740) (154,892) 1.7
NextEra Energy, Inc. (11,705) (2,834,483) (383,191) 4.3
PPL Corp. (85,314) (3,061,066) (685,108) 7.7
Premier, Inc. (72,714) (2,754,406) (422,489) 4.7
Rollins, Inc. (73,666) (2,442,765) (1,646,043) 18.5
Sempra Energy (13,326) (2,018,622) (439,851) 4.9
Sirius XM Holdings, Inc. (296,327) (2,118,738) (410,291) 4.6
TransDigm Group, Inc. (5,603) (3,137,680) (789,941) 8.9
Trex Co., Inc. (23,898) (2,147,952) (493,176) 5.5
Trinity Industries, Inc. (120,326) (2,665,221) (223,590) 2.5
Ubiquiti, Inc. (15,562) (2,940,907) (1,104,883) 12.4
Western Alliance Bancorp (40,049) (2,282,793) (107,191) 1.2
Westinghouse Air Brake Technologies Corp. (31,838) (2,476,996) (269,468) 3.0
Xcel Energy, Inc. (33,824) (2,147,486) (126,606) 1.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.30% to 0.35%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
01/14/2021 $7,124,110 $16,431 $13,016 $29,447
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Cineplex, Inc. 28,400 740,318 (1,678) (5.7)
Continental Gold, Inc. 100,355 413,461 (1,253) (4.3)
Detour Gold Corp. 92,000 1,781,125 168,297 571.5

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Power Financial Corp. 45,000 1,210,812 (43,004) (146.0)
Short Positions
Common Stocks
Canada
Kirkland Lake Gold Ltd. (39,956) (1,761,258) (140,144) (475.9)
Power Corp. of Canada (47,250) (1,217,136) 34,213 116.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
13-18 months
maturity
01/14/2021 $18,870,830 $(821,154) $48,290 $(772,864)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Cobham plc 2,898,944 6,304,773 134,822 (17.4)
Just Eat plc 73,274 810,692 63,939 (8.3)
Sophos Group plc 674,436 4,980,327 (132,255) 17.1
Short Positions
Common Stocks
Ireland
Flutter Entertainment plc (55,404) (6,775,038) (887,660) 114.9

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (0.35%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
13-15 months
maturity
01/14/2021 $5,075,675 $107,476 $150 $107,626
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Hitachi Chemical Co. Ltd. 11,800 494,371 (2,574) (2.4)
LINE Corp. 60,000 2,947,935 100,018 92.9
Mitsubishi Tanabe Pharma Corp. 59,600 1,093,367 (5,962) (5.5)
Unizo Holdings Co. Ltd. 11,500 540,002 15,994 14.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-5.18% to 0.65%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-56 months
maturity
ranging from
01/14/2021
- 07/03/2023 $161,616,343 $445,007 $(86,215) $358,792
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Stars Group, Inc. (The) 245,916 6,415,948 1,365,247 380.5
Netherlands
InterXion Holding NV 24,000 2,011,440 (100,525) (28.0)
United States
Acacia Communications, Inc. 73,671 4,995,631 194,472 54.2
Achillion Pharmaceuticals, Inc. 177,826 1,072,291 (38,894) (10.8)
Advanced Disposal Services, Inc. 170,588 5,607,228 104,370 29.1

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Aircastle Ltd. 13,500 432,135 (1,406) (0.4)
Allergan plc 30,136 5,761,099 748,918 208.7
Anixter International, Inc. 23,185 2,135,338 120,492 33.6
ArQule , Inc. 70,875 1,414,665 19,380 5.4
Audentes Therapeutics, Inc. 55,301 3,309,212 38,542 10.7
Caesars Entertainment Corp. 325,468 4,426,365 623,917 173.9
Cision Ltd. 71,908 716,923 (4,163) (1.2)
Continental Building Products, Inc. 15,000 546,450 4,394 1.2
Cypress Semiconductor Corp. 238,638 5,567,425 268,685 74.9
El Paso Electric Co. 59,884 4,065,525 109,002 30.4
Fitbit, Inc. 682,036 4,480,977 (295,999) (82.5)
Genworth Financial, Inc. 490,421 2,157,852 46,665 13.0
IBERIABANK Corp. 28,504 2,132,954 (52,885) (14.7)
Independent Bank Group, Inc. 19,297 1,069,826 (76,287) (21.3)
Instructure, Inc. 14,000 674,940 (6,209) (1.7)
KEMET Corp. 107,668 2,912,419 100,405 28.0
Liberty Property Trust 30,000 1,801,500 55,156 15.4
LogMeIn, Inc. 6,000 514,440 (290) (0.1)
Medicines Co. (The) 76,443 6,493,068 79,153 22.1
Mellanox Technologies Ltd. 49,621 5,814,589 31,119 8.7
Pacific Biosciences of California, Inc. 426,033 2,189,810 (1,056,519) (294.5)
Pattern Energy Group, Inc. 96,200 2,573,831 (38,985) (10.9)
Ra Pharmaceuticals, Inc. 100,139 4,699,523 79,636 22.2
Raytheon Co. 17,130 3,764,146 635,539 177.1
Sprint Corp. 989,775 5,156,728 (654,796) (182.5)
Tallgrass Energy LP 99,000 2,189,880 152 0.0
Tech Data Corp. 17,000 2,441,200 88,525 24.7
Tiffany & Co. 48,656 6,502,874 32,779 9.1
WABCO Holdings, Inc. 41,598 5,636,529 144,750 40.3
WellCare Health Plans, Inc. 17,407 5,747,965 1,021,996 284.8
Wesco Aircraft Holdings, Inc. 54,276 598,122 181 0.1
William Lyon Homes 20,187 403,336 (2,159) (0.6)
Wright Medical Group NV 188,976 5,759,988 201,060 56.0
Zayo Group Holdings, Inc. 143,300 4,965,345 211,693 59.0
Short Positions
Common Stocks
United States
AbbVie, Inc. (26,097) (2,310,628) (487,901) (136.0)
Centene Corp. (58,836) (3,699,019) (609,627) (169.9)
Digital Realty Trust, Inc. (16,960) (2,030,790) 128,208 35.7
Eldorado Resorts, Inc. (29,260) (1,745,066) (431,265) (120.2)
First Horizon National Corp. (130,659) (2,163,713) 44,042 12.3
Intrexon Corp. (78,273) (428,936) 51,660 14.4
Prologis, Inc. (20,250) (1,805,085) (52,445) (14.6)
Texas Capital Bancshares, Inc. (18,714) (1,062,394) 85,221 23.8
T-Mobile US, Inc. (101,504) (7,959,944) (1,455,682) (405.7)
United Bankshares , Inc. (10,170) (393,172) (8,011) (2.2)
United Technologies Corp. (39,996) (5,989,801) (837,544) (233.4)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 131,900 $ – $ 131,900
BARC
Cash – 10,464,239 10,464,239
CITG
Cash – 2,862,372 2,862,372
Investment Companies – 4,025,947 4,025,947
DTBK
Cash 10,393,978 – 10,393,978
GSCO
Cash – 2,322,970 2,322,970
GSIN
Cash 23,287,952 – 23,287,952
JPMC
Investment Companies 107,002,494 – 107,002,494
JPMS
Cash – 1,000,165 1,000,165
MSCL
Cash – 54,951 54,951
MSCS
Cash 881,845 – 881,845
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 61,422 $ – $ 61,422
GSCO
Cash – 739,879 739,879
GSIN
U.S. Treasury Bills 298,844 – 298,844
JPPC
Cash – 150,498 150,498
MSCL
Cash – (669,363) (669,363)
U.S. Treasury Bills – 3,187,520 3,187,520
SOCG
Cash 144,988 – 144,988

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 90.8%
INVESTMENT COMPANIES - 49.8%
Goldman Sachs Financial
Square Funds - Treasury
Instruments Fund, 1.43%(1)(a)(b) 1,307,231 $ 1,307,231
Limited Purpose Cash
Investment Fund, 1.61%(1)(a) 131,872,785 131,872,785
UBS Select Treasury Preferred
Fund, Class I, 1.51%(1)(a) 980 980
TOTAL INVESTMENT COMPANIES
(Cost $133,159,347) 133,180,996
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 41.0%
U.S. Treasury Bills
2.06%, 1/2/2020(c) $ 3,376,000 3,376,000
2.03%, 1/16/2020(c) 8,075,000 8,070,611
2.03%, 1/23/2020(c) 216,000 215,815
2.06%, 1/30/2020(c) 2,676,000 2,672,971
1.97%, 2/6/2020(c) 21,041,000 21,010,520
1.91%, 2/13/2020(c) 4,180,000 4,172,746
1.86%, 2/20/2020(c) 3,656,000 3,648,461
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 41.0% (continued)
1.86%, 2/27/2020(c) $ 4,645,000 $ 4,634,089
1.84%, 3/5/2020(c) 241,000 240,366
1.89%, 3/19/2020(c) 1,986,000 1,979,706
1.88%, 3/26/2020(c) 1,872,000 1,865,414
1.61%, 4/23/2020(c) 8,096,000 8,057,394
1.62%, 4/30/2020(c) 9,349,000 9,301,826
1.55%, 5/7/2020(b)(c) 7,119,000 7,081,033
1.56%, 5/14/2020(c) 8,326,000 8,279,006
1.58%, 6/4/2020(c) 2,340,000 2,324,620
1.53%, 6/11/2020(c) 8,827,000 8,766,355
1.56%, 6/18/2020(b)(c) 4,580,000 4,547,082
1.58%, 6/25/2020(c) 5,583,000 5,541,314
1.57%, 7/2/2020(c) 3,903,000 3,872,366
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $109,624,478) 109,657,695
TOTAL SHORT-TERM INVESTMENTS
(Cost $242,783,825) 242,838,691
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.8%
(Cost $242,783,825) 242,838,691
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.2%(d) 24,574,354
NET ASSETS - 100.0% $267,413,045
(a) Represents 7-day effective yield as of December 31, 2019.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/07/2020 USD 76,200 $ 1,866
Cocoa March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/07/2020 USD 127,000 2,728
Coffee ‘C’ March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/12/2020 USD 1,118,663 265,184
Coffee ‘C’ March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/12/2020 USD 3,550,538 718,367
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/21/2020 USD 19,388 140
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 6,417,263 80,063

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 6,475,425 $ 90,222
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/07/2020 USD 172,625 8,775
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/07/2020 USD 3,625,125 182,320
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/07/2020 USD 453,330 2,750
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/07/2020 USD 2,619,240 21,137
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/07/2020 USD 16,017,660 121,370
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 5,016,375 99,413
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 12,469,275 217,040
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 26,610,675 528,045
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 19,339,074 2,056,769
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 27,938 2,357
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 2,514,375 196,754
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 4,386,188 376,597
4,971,897
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MACQ 02/21/2020 USD (19,388) (125)
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination SOCG 02/14/2020 USD 599,970 (19,426)
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MACQ 02/14/2020 USD 885,670 (29,021)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination GSIN 02/14/2020 USD 1,171,370 $ (34,818)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (11,943,750) (475,727)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (716,625) (43,597)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MACQ 02/21/2020 USD 3,808,750 (34,495)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination SOCG 02/21/2020 USD 4,997,080 (50,012)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (1,126,548) (122,208)
Wheat March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (27,938) (2,580)
(812,009)
$ 4,159,888
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 412 1/2020 USD $ 27,192,000 $ 2,147,784
LME Aluminum Base Metal 5 1/2020 USD 224,115 8,700
LME Aluminum Base Metal 6 1/2020 USD 269,213 8,945
LME Aluminum Base Metal 15 1/2020 USD 673,376 15,542
LME Aluminum Base Metal 28 1/2020 USD 1,246,875 49,792
LME Aluminum Base Metal 167 1/2020 USD 7,456,216 157,456
LME Copper Base Metal 1 1/2020 USD 154,000 6,197
LME Copper Base Metal 2 1/2020 USD 308,042 12,236
LME Copper Base Metal 3 1/2020 USD 462,095 22,661
LME Copper Base Metal 5 1/2020 USD 768,625 60,760
LME Copper Base Metal 18 1/2020 USD 2,771,217 120,018
LME Copper Base Metal 50 1/2020 USD 7,694,375 518,603
LME Lead Base Metal 2 1/2020 USD 95,675 (9,641)
LME Lead Base Metal 7 1/2020 USD 335,431 (45,927)
LME Lead Base Metal 7 1/2020 USD 335,766 (54,680)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 14 1/2020 USD $ 672,105 $ (107,911)
LME Nickel Base Metal 1 1/2020 USD 83,891 (16,681)
LME Nickel Base Metal 2 1/2020 USD 167,400 (44,298)
LME Nickel Base Metal 8 1/2020 USD 670,923 (136,461)
LME Nickel Base Metal 9 1/2020 USD 754,387 (124,904)
LME Nickel Base Metal 13 1/2020 USD 1,088,947 (284,581)
LME Nickel Base Metal 18 1/2020 USD 1,510,266 (310,513)
LME Zinc Base Metal 5 1/2020 USD 284,938 (28,665)
LME Zinc Base Metal 7 1/2020 USD 398,913 (45,387)
LME Zinc Base Metal 13 1/2020 USD 740,838 (75,276)
LME Zinc Base Metal 29 1/2020 USD 1,654,088 (58,811)
Natural Gas 40 1/2020 USD 875,600 (86,322)
RBOB Gasoline 77 1/2020 USD 5,467,077 369,433
100 oz Gold 736 2/2020 USD 112,100,160 3,269,543
Brent Crude Oil 717 2/2020 USD 46,812,930 (244,208)
Lean Hogs 71 2/2020 USD 2,028,470 (1,610)
Live Cattle 130 2/2020 USD 6,548,100 35,514
LME Aluminum Base Metal 10 2/2020 USD 450,250 14,471
LME Aluminum Base Metal 15 2/2020 USD 676,155 16,111
LME Aluminum Base Metal 22 2/2020 USD 990,429 28,964
LME Aluminum Base Metal 30 2/2020 USD 1,348,785 (10,304)
LME Aluminum Base Metal 35 2/2020 USD 1,573,390 (8,536)
LME Aluminum Base Metal 83 2/2020 USD 3,734,357 66,549
LME Copper Base Metal 1 2/2020 USD 154,107 5,279
LME Copper Base Metal 1 2/2020 USD 154,171 8,243
LME Copper Base Metal 4 2/2020 USD 616,897 22,137
LME Copper Base Metal 6 2/2020 USD 924,975 42,171
LME Lead Base Metal 2 2/2020 USD 96,124 (8,757)
LME Lead Base Metal 8 2/2020 USD 385,246 (5,481)
LME Lead Base Metal 12 2/2020 USD 577,575 (20,923)
LME Nickel Base Metal 1 2/2020 USD 83,972 (8,851)
LME Nickel Base Metal 1 2/2020 USD 83,943 (14,310)
LME Nickel Base Metal 1 2/2020 USD 83,938 (13,676)
LME Nickel Base Metal 6 2/2020 USD 504,233 (16,164)
LME Nickel Base Metal 16 2/2020 USD 1,344,000 (37,007)
LME Zinc Base Metal 1 2/2020 USD 56,988 (5,228)
LME Zinc Base Metal 8 2/2020 USD 455,900 (39,403)
LME Zinc Base Metal 21 2/2020 USD 1,195,294 (30,543)
LME Zinc Base Metal 41 2/2020 USD 2,336,488 (155,612)
Natural Gas 11 2/2020 USD 237,380 1,320
RBOB Gasoline 74 2/2020 USD 5,292,924 (89,795)
Sugar No. 11 711 2/2020 USD 10,686,614 1,057,744
Cocoa 268 3/2020 USD 6,807,200 136,202
Coffee 'C' 325 3/2020 USD 15,807,188 3,179,875
Corn 979 3/2020 USD 18,980,363 335,501
LME Aluminum Base Metal 15 3/2020 USD 677,843 20,236
LME Aluminum Base Metal 30 3/2020 USD 1,353,863 26,949
LME Aluminum Base Metal 36 3/2020 USD 1,624,950 49,300
LME Aluminum Base Metal 64 3/2020 USD 2,896,000 (17,865)
LME Aluminum Base Metal 71 3/2020 USD 3,212,608 (21,471)
LME Aluminum Base Metal 97 3/2020 USD 4,379,186 164,850
LME Aluminum Base Metal 449 3/2020 USD 20,317,250 314,877
LME Copper Base Metal 1 3/2020 USD 154,339 1,492
LME Copper Base Metal 1 3/2020 USD 154,277 7,837
LME Copper Base Metal 9 3/2020 USD 1,389,150 (6,547)
LME Copper Base Metal 11 3/2020 USD 1,697,240 65,761

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 12 3/2020 USD $ 1,851,429 $ 84,269
LME Copper Base Metal 30 3/2020 USD 4,630,230 (36,721)
LME Copper Base Metal 460 3/2020 USD 71,012,500 4,694,144
LME Lead Base Metal 6 3/2020 USD 289,251 1,083
LME Lead Base Metal 11 3/2020 USD 530,024 5,521
LME Lead Base Metal 15 3/2020 USD 722,603 (5,438)
LME Lead Base Metal 17 3/2020 USD 819,060 5,546
LME Lead Base Metal 17 3/2020 USD 818,975 (475)
LME Lead Base Metal 150 3/2020 USD 7,231,875 (524,024)
LME Nickel Base Metal 1 3/2020 USD 84,148 (1,650)
LME Nickel Base Metal 2 3/2020 USD 168,144 9,457
LME Nickel Base Metal 2 3/2020 USD 168,222 6,978
LME Nickel Base Metal 3 3/2020 USD 252,428 (1,775)
LME Nickel Base Metal 12 3/2020 USD 1,009,000 39,184
LME Nickel Base Metal 23 3/2020 USD 1,933,788 105,195
LME Nickel Base Metal 164 3/2020 USD 13,800,600 (2,295,870)
LME Zinc Base Metal 2 3/2020 USD 113,792 1,364
LME Zinc Base Metal 7 3/2020 USD 398,200 7,930
LME Zinc Base Metal 11 3/2020 USD 625,930 8,726
LME Zinc Base Metal 20 3/2020 USD 1,137,990 21,531
LME Zinc Base Metal 332 3/2020 USD 18,880,425 (468,273)
Low Sulphur Gasoil 11 3/2020 USD 672,375 856
Silver 226 3/2020 USD 20,250,730 926,770
Soybean Meal 217 3/2020 USD 6,611,990 (19,512)
Soybean Oil 11 3/2020 USD 229,482 7,859
Wheat 45 3/2020 USD 1,257,188 66,306
100 oz Gold 1 4/2020 USD 152,930 (108)
Lean Hogs 5 4/2020 USD 155,850 (522)
Platinum 54 10/2020 JPY 827,978 25,342
12,846,397
Short Contracts
LME Aluminum Base Metal (5) 1/2020 USD (224,115) (8,879)
LME Aluminum Base Metal (6) 1/2020 USD (269,213) (9,430)
LME Aluminum Base Metal (15) 1/2020 USD (673,376) (16,421)
LME Aluminum Base Metal (28) 1/2020 USD (1,246,875) (50,366)
LME Aluminum Base Metal (167) 1/2020 USD (7,456,216) (162,984)
LME Copper Base Metal (1) 1/2020 USD (154,000) (6,490)
LME Copper Base Metal (2) 1/2020 USD (308,042) (12,673)
LME Copper Base Metal (3) 1/2020 USD (462,095) (23,323)
LME Copper Base Metal (5) 1/2020 USD (768,625) (60,790)
LME Copper Base Metal (18) 1/2020 USD (2,771,217) (124,366)
LME Copper Base Metal (50) 1/2020 USD (7,694,375) (515,148)
LME Lead Base Metal (2) 1/2020 USD (95,675) 9,682
LME Lead Base Metal (7) 1/2020 USD (335,431) 44,736
LME Lead Base Metal (7) 1/2020 USD (335,766) 54,614
LME Lead Base Metal (14) 1/2020 USD (672,105) 108,074
LME Nickel Base Metal (1) 1/2020 USD (83,891) 16,732
LME Nickel Base Metal (2) 1/2020 USD (167,400) 43,937
LME Nickel Base Metal (8) 1/2020 USD (670,923) 139,414
LME Nickel Base Metal (9) 1/2020 USD (754,387) 123,167
LME Nickel Base Metal (13) 1/2020 USD (1,088,947) 285,615
LME Nickel Base Metal (18) 1/2020 USD (1,510,266) 309,049
LME Zinc Base Metal (5) 1/2020 USD (284,938) 28,649
LME Zinc Base Metal (7) 1/2020 USD (398,913) 43,204
LME Zinc Base Metal (13) 1/2020 USD (740,838) 78,803
LME Zinc Base Metal (29) 1/2020 USD (1,654,088) 60,864

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
WTI Crude Oil (157) 1/2020 USD $ (9,586,420) $ (753,853)
LME Aluminum Base Metal (10) 2/2020 USD (450,250) (15,398)
LME Aluminum Base Metal (15) 2/2020 USD (676,155) (15,537)
LME Aluminum Base Metal (22) 2/2020 USD (990,429) (31,956)
LME Aluminum Base Metal (30) 2/2020 USD (1,348,785) 9,902
LME Aluminum Base Metal (35) 2/2020 USD (1,573,390) 1,507
LME Aluminum Base Metal (83) 2/2020 USD (3,734,357) (67,875)
LME Copper Base Metal (1) 2/2020 USD (154,107) (5,922)
LME Copper Base Metal (1) 2/2020 USD (154,171) (8,220)
LME Copper Base Metal (4) 2/2020 USD (616,897) (21,189)
LME Copper Base Metal (6) 2/2020 USD (924,975) (40,743)
LME Lead Base Metal (2) 2/2020 USD (96,124) 8,545
LME Lead Base Metal (8) 2/2020 USD (385,246) 5,930
LME Lead Base Metal (12) 2/2020 USD (577,575) 21,790
LME Nickel Base Metal (1) 2/2020 USD (83,972) 8,937
LME Nickel Base Metal (1) 2/2020 USD (83,938) 14,426
LME Nickel Base Metal (1) 2/2020 USD (83,943) 13,794
LME Nickel Base Metal (6) 2/2020 USD (504,233) 14,895
LME Nickel Base Metal (16) 2/2020 USD (1,344,000) 35,077
LME Zinc Base Metal (1) 2/2020 USD (56,988) 5,097
LME Zinc Base Metal (8) 2/2020 USD (455,900) 40,076
LME Zinc Base Metal (21) 2/2020 USD (1,195,294) 29,994
LME Zinc Base Metal (41) 2/2020 USD (2,336,488) 157,729
NY Harbor ULSD (8) 2/2020 USD (677,544) 10,426
WTI Crude Oil (162) 2/2020 USD (9,844,740) 94,158
Copper (3) 3/2020 USD (209,775) 2,511
Cotton No. 2 (5) 3/2020 USD (172,625) 294
Feeder Cattle (24) 3/2020 USD (1,730,700) (15,624)
LME Aluminum Base Metal (15) 3/2020 USD (677,843) (18,671)
LME Aluminum Base Metal (30) 3/2020 USD (1,353,863) (32,930)
LME Aluminum Base Metal (36) 3/2020 USD (1,624,950) (53,656)
LME Aluminum Base Metal (64) 3/2020 USD (2,896,000) 23,290
LME Aluminum Base Metal (71) 3/2020 USD (3,212,608) 16,788
LME Aluminum Base Metal (97) 3/2020 USD (4,379,186) (150,372)
LME Aluminum Base Metal (348) 3/2020 USD (15,747,000) (387,423)
LME Copper Base Metal (1) 3/2020 USD (154,277) (7,822)
LME Copper Base Metal (1) 3/2020 USD (154,339) (1,567)
LME Copper Base Metal (9) 3/2020 USD (1,389,150) 2,831
LME Copper Base Metal (11) 3/2020 USD (1,697,240) (67,897)
LME Copper Base Metal (12) 3/2020 USD (1,851,429) (82,514)
LME Copper Base Metal (30) 3/2020 USD (4,630,230) 36,139
LME Copper Base Metal (95) 3/2020 USD (14,665,625) (534,551)
LME Lead Base Metal (6) 3/2020 USD (289,251) (441)
LME Lead Base Metal (11) 3/2020 USD (530,024) (5,769)
LME Lead Base Metal (15) 3/2020 USD (722,603) 2,232
LME Lead Base Metal (17) 3/2020 USD (818,975) 974
LME Lead Base Metal (17) 3/2020 USD (819,060) (8,635)
LME Lead Base Metal (44) 3/2020 USD (2,121,350) 158,589
LME Nickel Base Metal (1) 3/2020 USD (84,148) 1,496
LME Nickel Base Metal (2) 3/2020 USD (168,222) (4,411)
LME Nickel Base Metal (2) 3/2020 USD (168,144) (9,049)
LME Nickel Base Metal (3) 3/2020 USD (252,428) 375
LME Nickel Base Metal (12) 3/2020 USD (1,009,000) (39,189)
LME Nickel Base Metal (23) 3/2020 USD (1,933,788) (115,349)
LME Nickel Base Metal (38) 3/2020 USD (3,197,700) 35,594
LME Zinc Base Metal (2) 3/2020 USD (113,792) (798)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (7) 3/2020 USD $ (398,200) $ (8,433)
LME Zinc Base Metal (11) 3/2020 USD (625,930) (7,625)
LME Zinc Base Metal (20) 3/2020 USD (1,137,990) (20,049)
LME Zinc Base Metal (50) 3/2020 USD (2,843,438) 121,570
Soybean (107) 3/2020 USD (5,111,925) (294,942)
Live Cattle (36) 4/2020 USD (1,831,320) 1,797
Platinum (36) 12/2020 JPY (552,814) 658
(1,595,319)
$ 11,251,078
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (860,000) $ – $ (860,000)
Investment Companies 1,307,231 – 1,307,231
GSCO
Cash – 3,270,811 3,270,811
GSIN
Cash 2,220,658 – 2,220,658
JPPC
Cash – 5,119,246 5,119,246
MACQ
U.S. Treasury Bills 477,218 – 477,218
MSCL
Cash – 2,624,516 2,624,516
SOCG
Cash 1,611,244 – 1,611,244

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
FOREIGN GOVERNMENT SECURITIES - 20.0%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023(a)(b) EUR 488,963 $ 571,460
0.10%, 4/15/2026(a)(b) EUR 867,207 1,058,479
0.50%, 4/15/2030(a)(b) EUR 1,256,538 1,670,956
France Government Bond OAT
1.85%, 7/25/2027(a)(b) EUR 336,542 466,726
0.10%, 3/1/2029(a)(b) EUR 101,001 124,956
0.70%, 7/25/2030(a)(b) EUR 315,696 419,535
United Kingdom Inflation Linked Treasury Gilt
0.13%, 3/22/2026(a)(b) GBP 224,920 346,807
1.25%, 11/22/2027(a)(b) GBP 538,736 940,724
0.13%, 8/10/2028(a)(b) GBP 228,813 375,733
0.13%, 3/22/2029(a)(b) GBP 415,898 691,750
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $6,619,768) 6,667,126
U.S. TREASURY OBLIGATIONS - 49.1%
U.S. Treasury Inflation Linked Notes
0.50%, 4/15/2024(c) $ 1,604,800 1,663,963
0.13%, 10/15/2024(c) 500,000 504,407
0.25%, 1/15/2025 1,000,000 1,096,172
0.38%, 7/15/2025 1,000,000 1,107,295
0.63%, 1/15/2026 1,300,000 1,451,110
0.13%, 7/15/2026 1,095,000 1,179,311
0.38%, 1/15/2027 1,200,000 1,297,817
0.38%, 7/15/2027 1,280,000 1,373,573
0.50%, 1/15/2028 1,410,000 1,509,066
0.75%, 7/15/2028 1,520,000 1,639,398
0.88%, 1/15/2029 1,550,000 1,677,510
0.25%, 7/15/2029(c) 1,900,000 1,930,082
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,270,346) 16,429,704
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 33.1%
INVESTMENT COMPANIES - 28.8%
Goldman Sachs Financial
Square Funds - Treasury
Instruments Fund, 1.43%(1)(d)(e) 391,860 $ 391,860
Limited Purpose Cash
Investment Fund, 1.61%(1)(d) 9,237,929 9,237,929
UBS Select Treasury Preferred
Fund, Class I, 1.51%(1)(d) 3,914 3,914
TOTAL INVESTMENT COMPANIES
(Cost $9,632,811) 9,633,703
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 4.3%
U.S. Treasury Bills
1.70%, 4/9/2020(f) $ 268,000 266,887
1.63%, 4/16/2020(f) 245,000 243,916
1.61%, 4/23/2020(f) 350,000 348,331
1.62%, 4/30/2020(f) 217,000 215,905
1.56%, 5/14/2020(f) 351,000 349,019
1.63%, 5/21/2020(f) 4,000 3,976
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,427,614) 1,428,034
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,060,425) 11,061,737
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 102.2%
(Cost $33,950,539) 34,158,567
LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.2)%(g) (720,193)
NET ASSETS - 100.0% $33,438,374
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2019, the value of these securities amounted to $6,667,126 or 19.94% of net assets.
(c) On 12/31/2019, securities valued at $4,098,452 were pledged as collateral for reverse repurchase agreements outstanding.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
December 31, 2019
Reverse repurchase agreements at December 31, 2019:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
CITI 11/14/2019 1.90% 1/9/2020 USD $ 1,638,902
JPMS 12/16/2019 1.64% 1/9/2020 USD 501,250
JPMS 11/14/2019 1.80% 1/9/2020 USD 906,750
JPMS 11/25/2019 1.88% 1/9/2020 USD 203,000
JPMS 12/16/2019 1.95% 1/9/2020 USD 709,625
JPMS 12/12/2019 2.00% 1/9/2020 USD 101,750
$ 4,061,277
The weighted average daily balance of the reverse repurchase agreements during the period ended December 31, 2019 was $5,633,787 at a net weighted average interest rate of 2.408%.
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2020 HKD 1,413,500 $ 735
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2020 HKD 3,923,850 5,632
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2020 HKD 8,408,250 11,508
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/12/2020 BRL 579,760 3,008
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/12/2020 BRL 1,739,280 8,774
KC HRW Wheat
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 48,600 5,025
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/12/2020 KRW 738,000,000 42,022
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/20/2020 CHF 1,157,420 8,067
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/15/2020 TWD 11,994,000 964
85,735

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGX NIFTY 50
Index January
Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MLIN 01/30/2020 USD 146,940 $ (1,214)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination GSIN 01/15/2020 TWD 4,797,600 (129)
(1,343)
$ 84,392
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 1 1/2020 EUR $ 135,643 $ (423)
Brent Crude Oil 24 1/2020 USD 1,584,000 128,640
CAC 40 10 Euro Index 7 1/2020 EUR 468,758 91
Hang Seng Index 1 1/2020 HKD 181,397 (85)
HSCEI 10 1/2020 HKD 719,364 7,435
IBEX 35 Index 3 1/2020 EUR 320,637 (2,563)
LME Aluminum Base Metal 4 1/2020 USD 179,292 6,958
LME Copper Base Metal 2 1/2020 USD 307,913 13,380
LME Lead Base Metal 1 1/2020 USD 47,967 (7,685)
LME Nickel Base Metal 1 1/2020 USD 83,865 (17,103)
LME Zinc Base Metal 1 1/2020 USD 56,988 (5,756)
LME Zinc Base Metal 1 1/2020 USD 56,988 (4,929)
MSCI Taiwan Index 4 1/2020 USD 183,840 (1,694)
RBOB Gasoline 6 1/2020 USD 426,006 26,873
SGX NIFTY 50 Index 14 1/2020 USD 342,860 (1,970)
WTI Crude Oil 7 1/2020 USD 427,420 33,529
100 oz Gold 24 2/2020 USD 3,655,440 111,594
Brent Crude Oil 39 2/2020 USD 2,546,310 (13,968)
Lean Hogs 6 2/2020 USD 171,420 (5,162)
Live Cattle 18 2/2020 USD 906,660 2,481
NY Harbor ULSD 1 2/2020 USD 84,693 (1,041)
RBOB Gasoline 5 2/2020 USD 357,630 (7,239)
Sugar No. 11 40 2/2020 USD 601,216 36,036
WTI Crude Oil 14 2/2020 USD 850,780 592
Australia 10 Year Bond 11 3/2020 AUD 1,103,530 (21,847)
Canada 10 Year Bond 15 3/2020 CAD 1,588,079 (28,778)
Cocoa 9 3/2020 USD 228,600 2,822
Coffee 'C' 13 3/2020 USD 632,288 64,524
Corn 22 3/2020 USD 426,525 7,215
Cotton No. 2 6 3/2020 USD 207,150 9,471
DAX Index 1 3/2020 EUR 371,465 (486)
EURO STOXX 50 Index 56 3/2020 EUR 2,342,379 (6,703)
Euro-Bund 100 3/2020 EUR 19,123,862 (285,156)
Feeder Cattle 2 3/2020 USD 144,225 (169)
FTSE 100 Index 14 3/2020 GBP 1,390,645 7,813
FTSE/JSE Top 40 Index 8 3/2020 ZAR 293,360 (2,477)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index 7 3/2020 EUR $ 919,065 $ (4,352)
Japan 10 Year Bond Mini 49 3/2020 JPY 6,851,567 (7,854)
KC HRW Wheat 5 3/2020 USD 121,500 9,716
KOSPI 200 Index 9 3/2020 KRW 574,344 36,484
LME Aluminum Base Metal 1 3/2020 USD 45,242 (250)
LME Aluminum Base Metal 1 3/2020 USD 45,248 (302)
LME Aluminum Base Metal 1 3/2020 USD 45,250 (279)
LME Aluminum Base Metal 5 3/2020 USD 226,034 3,459
LME Aluminum Base Metal 11 3/2020 USD 497,750 11,875
LME Copper Base Metal 2 3/2020 USD 308,713 153
LME Copper Base Metal 14 3/2020 USD 2,161,250 125,223
LME Lead Base Metal 4 3/2020 USD 192,850 (24,136)
LME Nickel Base Metal 4 3/2020 USD 336,600 (80,865)
LME Zinc Base Metal 2 3/2020 USD 113,758 (243)
LME Zinc Base Metal 11 3/2020 USD 625,556 (19,799)
Low Sulphur Gasoil 11 3/2020 USD 672,375 6,455
Russell 2000 E-Mini Index 14 3/2020 USD 1,169,420 12,066
S&P 500 E-Mini Index 95 3/2020 USD 15,347,724 253,633
S&P Midcap 400 E-Mini Index 6 3/2020 USD 1,238,880 16,713
S&P/TSX 60 Index 5 3/2020 CAD 779,639 (430)
Silver 12 3/2020 USD 1,075,260 48,728
Soybean 19 3/2020 USD 907,725 16,817
Soybean Meal 6 3/2020 USD 182,820 (1,461)
Soybean Oil 29 3/2020 USD 604,998 45,679
SPI 200 Index 7 3/2020 AUD 810,890 (22,184)
TOPIX Index 15 3/2020 JPY 2,375,869 2,324
U.S. Treasury 10 Year Note 252 3/2020 USD 32,362,312 (259,872)
Wheat 17 3/2020 USD 474,938 24,443
235,961
Short Contracts
LME Aluminum Base Metal (4) 1/2020 USD (179,292) (7,054)
LME Copper Base Metal (2) 1/2020 USD (307,913) (13,868)
LME Lead Base Metal (1) 1/2020 USD (47,967) 7,556
LME Nickel Base Metal (1) 1/2020 USD (83,865) 17,472
LME Zinc Base Metal (1) 1/2020 USD (56,988) 5,060
LME Zinc Base Metal (1) 1/2020 USD (56,988) 5,760
LME Aluminum Base Metal (1) 3/2020 USD (45,242) 237
LME Aluminum Base Metal (1) 3/2020 USD (45,248) 174
LME Aluminum Base Metal (1) 3/2020 USD (45,250) 286
LME Aluminum Base Metal (5) 3/2020 USD (226,034) (4,233)
LME Aluminum Base Metal (5) 3/2020 USD (226,250) (3,637)
LME Copper Base Metal (2) 3/2020 USD (308,713) 32
LME Zinc Base Metal (2) 3/2020 USD (113,758) (1)
7,784
$ 243,745
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 132,469 GBP 98,970 CITI 3/18/2020 $ 1,101

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 132,469 GBP 98,970 JPMC 3/18/2020 $ 1,101
Total unrealized appreciation 2,202
USD 2,189,318 EUR 1,965,244 CITI 3/18/2020 (25,512)
USD 2,189,330 EUR 1,965,258 JPMC 3/18/2020 (25,515)
USD 1,051,538 GBP 809,568 CITI 3/18/2020 (23,040)
USD 1,051,512 GBP 809,549 JPMC 3/18/2020 (23,041)
Total unrealized depreciation (97,108)
Net unrealized depreciation $ (94,906)
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,095,763 $ 1,095,763
CITI
Investment Companies 137,322 – 137,322
U.S. Treasury Inflation Linked Notes 1,663,963 – 1,663,963
GSCO
Cash – 626,003 626,003
GSIN
Cash 90,134 – 90,134
JPMC
Investment Companies 254,535 – 254,535
JPMS
Cash – 65,969 65,969
U.S. Treasury Inflation Linked Notes 2,434,489 – 2,434,489
MLIN
Cash (130,000) – (130,000)
MSCL
Cash – 552,108 552,108
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 200,115 $ 200,115
JPPC
Cash – 229,026 229,026
MSCL
Cash – 146,523 146,523

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
FOREIGN GOVERNMENT SECURITIES - 13.3%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023(a)(b) EUR 1,130,048 $ 1,320,707
0.10%, 4/15/2026(a)(b) EUR 2,051,686 2,504,205
0.50%, 4/15/2030(a)(b) EUR 2,658,348 3,535,095
France Government Bond OAT
1.85%, 7/25/2027(a)(b) EUR 673,083 933,452
0.10%, 3/1/2028(a)(b) EUR 207,890 254,660
0.10%, 3/1/2029(a)(b) EUR 202,002 249,912
0.70%, 7/25/2030(a)(b) EUR 631,392 839,071
United Kingdom Inflation Linked Treasury Gilt
0.13%, 3/22/2026(a)(b) GBP 562,300 867,017
1.25%, 11/22/2027(a)(b) GBP 1,069,990 1,868,382
0.13%, 8/10/2028(a)(b) GBP 468,027 768,545
0.13%, 3/22/2029(a)(b) GBP 1,003,049 1,668,339
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $14,728,517) 14,809,385
U.S. TREASURY OBLIGATIONS - 31.9%
U.S. Treasury Inflation Linked Notes
0.50%, 4/15/2024(c) $ 1,645,400 1,706,059
0.13%, 10/15/2024 1,000,000 1,008,813
0.25%, 1/15/2025 1,300,000 1,425,024
0.38%, 7/15/2025 2,500,000 2,768,238
0.63%, 1/15/2026 2,800,000 3,125,467
0.13%, 7/15/2026 2,845,000 3,064,055
0.38%, 1/15/2027 3,200,000 3,460,845
0.38%, 7/15/2027(c) 3,250,000 3,487,589
0.50%, 1/15/2028(c) 3,600,000 3,852,935
0.75%, 7/15/2028 3,570,000 3,850,430
0.88%, 1/15/2029 3,695,000 3,998,966
0.25%, 7/15/2029 3,900,000 3,961,748
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,343,158) 35,710,169
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 49.5%
INVESTMENT COMPANIES - 30.2%
Goldman Sachs Financial
Square Funds - Treasury
Instruments Fund, 1.43%(1)(d)(e) 854,613 $ 854,613
Limited Purpose Cash
Investment Fund, 1.61%(1)(d) 32,897,849 32,897,849
UBS Select Treasury Preferred
Fund, Class I, 1.51%(1)(d) 8,211 8,211
TOTAL INVESTMENT COMPANIES
(Cost $33,756,566) 33,760,673
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 19.3%
U.S. Treasury Bills
2.06%, 1/2/2020(f) $ 1,945,000 1,945,000
2.10%, 1/9/2020(f)(g) 1,093,000 1,092,701
2.03%, 1/16/2020(f) 2,640,000 2,638,565
2.03%, 1/23/2020(f) 3,667,000 3,663,856
2.06%, 1/30/2020(f) 1,827,000 1,824,932
1.91%, 2/13/2020(f) 173,000 172,700
1.84%, 3/12/2020(f) 126,000 125,632
1.81%, 4/2/2020(f) 4,875,000 4,856,208
1.56%, 5/14/2020(f) 2,545,000 2,530,635
1.55%, 5/21/2020(f) 1,557,000 1,547,759
1.56%, 6/18/2020(f) 1,267,000 1,257,893
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,648,175) 21,655,881
TOTAL SHORT-TERM INVESTMENTS
(Cost $55,404,741) 55,416,554
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.7%
(Cost $105,476,416) 105,936,108
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.3%(h) 5,951,992
NET ASSETS - 100.0% $111,888,100
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2019, the value of these securities amounted to $14,809,385 or 13.24% of net assets.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2019
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/07/2020 USD 25,400 $ 866
Coffee ‘C’ March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/12/2020 USD 48,638 12,242
Coffee ‘C’ March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/12/2020 USD 194,550 47,019
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2020 HKD 4,240,500 4,392
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2020 HKD 11,771,550 15,815
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2020 HKD 12,892,650 18,727
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/12/2020 BRL 1,159,520 7,763
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/12/2020 BRL 4,058,320 20,353
KC HRW Wheat
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 24,300 2,621
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/12/2020 KRW 1,771,200,000 100,949
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/07/2020 USD 604,440 4,513
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 429,975 8,013
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 621,075 13,284
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 1,576,575 32,225
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/21/2020 USD 30,470 28
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 91,410 73

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/21/2020 USD 62,586 $ 6,115
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 1,418,616 149,737
Sugar No. 11
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/18/2020 USD 15,030 1,710
Sugar No. 11
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/18/2020 USD 30,061 3,368
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/20/2020 CHF 2,525,280 17,545
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/15/2020 TWD 7,196,400 511
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/15/2020 TWD 26,386,800 783
Wheat March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 27,938 1,363
470,015
Canada 10 Year
Bond March
Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination BANA 03/20/2020 CAD 687,400 (9,692)
Coffee ‘C’ March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/12/2020 USD (194,550) (47,723)
Coffee ‘C’ March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/12/2020 USD (48,638) (11,606)
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination GSIN 02/14/2020 USD 28,570 (1,426)
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MACQ 02/14/2020 USD 28,570 (1,484)
Lean Hogs
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination SOCG 02/14/2020 USD 171,420 (6,376)
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination SOCG 02/07/2020 USD 856,290 (1,148)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGX NIFTY 50
Index January
Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MLIN 01/30/2020 USD 318,370 $ (2,628)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (1,576,575) (100,797)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (621,075) (44,478)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (429,975) (19,965)
(247,323)
$ 222,692
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 3 1/2020 EUR $ 406,928 $ (1,560)
Brent Crude Oil 52 1/2020 USD 3,432,000 275,844
CAC 40 10 Euro Index 16 1/2020 EUR 1,071,448 297
Hang Seng Index 3 1/2020 HKD 544,191 3,969
HSCEI 29 1/2020 HKD 2,086,156 23,486
IBEX 35 Index 5 1/2020 EUR 534,395 (4,217)
LME Aluminum Base Metal 1 1/2020 USD 44,903 1,255
LME Aluminum Base Metal 8 1/2020 USD 358,584 13,917
LME Copper Base Metal 3 1/2020 USD 461,870 20,071
LME Nickel Base Metal 1 1/2020 USD 83,865 (17,103)
LME Nickel Base Metal 1 1/2020 USD 83,910 (16,803)
LME Zinc Base Metal 3 1/2020 USD 170,963 (17,267)
MSCI Taiwan Index 11 1/2020 USD 505,560 (3,962)
RBOB Gasoline 12 1/2020 USD 852,012 53,745
SGX NIFTY 50 Index 30 1/2020 USD 734,700 (4,243)
WTI Crude Oil 16 1/2020 USD 976,960 78,241
100 oz Gold 54 2/2020 USD 8,224,740 244,395
Brent Crude Oil 89 2/2020 USD 5,810,810 (27,078)
Lean Hogs 5 2/2020 USD 142,850 (1,140)
Live Cattle 20 2/2020 USD 1,007,400 11,563
LME Copper Base Metal 1 2/2020 USD 154,171 8,409
LME Zinc Base Metal 1 2/2020 USD 56,988 (5,226)
NY Harbor ULSD 1 2/2020 USD 84,693 (1,041)
RBOB Gasoline 11 2/2020 USD 786,786 (14,635)
Sugar No. 11 82 2/2020 USD 1,232,493 70,940
WTI Crude Oil 31 2/2020 USD 1,883,870 (3,347)
Australia 10 Year Bond 25 3/2020 AUD 2,508,022 (49,486)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Canada 10 Year Bond 30 3/2020 CAD $ 3,176,158 $ (57,556)
Cocoa 20 3/2020 USD 508,000 6,203
Coffee 'C' 29 3/2020 USD 1,410,488 168,342
Corn 48 3/2020 USD 930,600 16,705
Cotton No. 2 13 3/2020 USD 448,825 22,137
DAX Index 4 3/2020 EUR 1,485,860 (7,356)
EURO STOXX 50 Index 125 3/2020 EUR 5,228,524 (15,140)
Euro-Bund 221 3/2020 EUR 42,263,737 (629,723)
Feeder Cattle 3 3/2020 USD 216,338 1,140
FTSE 100 Index 30 3/2020 GBP 2,979,953 17,457
FTSE/JSE Top 40 Index 17 3/2020 ZAR 623,390 (5,299)
FTSE/MIB Index 15 3/2020 EUR 1,969,425 (8,380)
Japan 10 Year Bond Mini 118 3/2020 JPY 16,499,691 (18,389)
KC HRW Wheat 13 3/2020 USD 315,900 29,752
KOSPI 200 Index 18 3/2020 KRW 1,148,688 72,838
LME Aluminum Base Metal 2 3/2020 USD 90,484 (499)
LME Aluminum Base Metal 2 3/2020 USD 90,500 (558)
LME Aluminum Base Metal 2 3/2020 USD 90,496 (605)
LME Aluminum Base Metal 12 3/2020 USD 542,481 8,302
LME Aluminum Base Metal 24 3/2020 USD 1,086,000 26,719
LME Copper Base Metal 5 3/2020 USD 771,781 383
LME Copper Base Metal 32 3/2020 USD 4,940,000 283,915
LME Lead Base Metal 2 3/2020 USD 96,425 (752)
LME Lead Base Metal 8 3/2020 USD 385,700 (36,823)
LME Nickel Base Metal 9 3/2020 USD 757,350 (182,544)
LME Zinc Base Metal 3 3/2020 USD 170,637 (364)
LME Zinc Base Metal 23 3/2020 USD 1,307,981 (38,400)
Low Sulphur Gasoil 23 3/2020 USD 1,405,875 12,408
Russell 2000 E-Mini Index 31 3/2020 USD 2,589,430 29,746
S&P 500 E-Mini Index 211 3/2020 USD 34,088,104 564,263
S&P Midcap 400 E-Mini Index 13 3/2020 USD 2,684,240 35,857
S&P/TSX 60 Index 12 3/2020 CAD 1,871,133 (68)
Silver 27 3/2020 USD 2,419,335 110,677
Soybean 42 3/2020 USD 2,006,550 34,414
Soybean Meal 13 3/2020 USD 396,110 (3,128)
Soybean Oil 10 3/2020 USD 208,620 21,746
SPI 200 Index 15 3/2020 AUD 1,737,621 (47,484)
TOPIX Index 32 3/2020 JPY 5,068,520 7,382
U.S. Treasury 10 Year Note 559 3/2020 USD 71,787,827 (576,508)
Wheat 34 3/2020 USD 949,875 49,324
529,158
Short Contracts
LME Aluminum Base Metal (1) 1/2020 USD (44,903) (1,219)
LME Aluminum Base Metal (8) 1/2020 USD (358,584) (14,232)
LME Copper Base Metal (3) 1/2020 USD (461,870) (20,578)
LME Nickel Base Metal (1) 1/2020 USD (83,865) 17,472
LME Nickel Base Metal (1) 1/2020 USD (83,910) 16,611
LME Zinc Base Metal (3) 1/2020 USD (170,963) 17,205
LME Copper Base Metal (1) 2/2020 USD (154,171) (8,637)
LME Zinc Base Metal (1) 2/2020 USD (56,988) 5,010
LME Aluminum Base Metal (2) 3/2020 USD (90,484) 442
LME Aluminum Base Metal (2) 3/2020 USD (90,496) 514
LME Aluminum Base Metal (2) 3/2020 USD (90,500) 733
LME Aluminum Base Metal (12) 3/2020 USD (543,000) (8,729)
LME Aluminum Base Metal (12) 3/2020 USD (542,481) (10,159)
LME Copper Base Metal (5) 3/2020 USD (771,781) 17

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (2) 3/2020 USD $ (96,425) $ 1,244
LME Zinc Base Metal (3) 3/2020 USD (170,637) 5
(4,301)
$ 524,857
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 132,469 GBP 98,970 CITI 3/18/2020 $ 1,101
USD 132,469 GBP 98,970 JPMC 3/18/2020 1,101
Total unrealized appreciation 2,202
GBP 98,854 USD 132,171 CITI 3/18/2020 (957)
GBP 98,854 USD 132,171 JPMC 3/18/2020 (958)
USD 4,895,482 EUR 4,394,969 CITI 3/18/2020 (57,648)
USD 4,895,465 EUR 4,394,959 JPMC 3/18/2020 (57,654)
USD 2,585,826 GBP 1,990,800 CITI 3/18/2020 (56,657)
USD 2,585,820 GBP 1,990,798 JPMC 3/18/2020 (56,661)
Total unrealized depreciation (230,535)
Net unrealized depreciation $ (228,333)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 2,506,675 $ 2,506,675
CITI
Investment Companies 260,189 – 260,189
GSCO
Cash – 683,503 683,503
U.S. Treasury Inflation Linked Notes – 691,826 691,826
GSIN
Cash 141,926 – 141,926
JPMC
Investment Companies 509,405 – 509,405
JPMS
Cash – 145,689 145,689
MLIN
Cash (240,000) – (240,000)
MSCL
Cash – 520,706 520,706
U.S. Treasury Inflation Linked Notes – 726,995 726,995
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Investment Companies $ 85,018 $ – $ 85,018
GSCO
Cash – 451,445 451,445
GSIN
U.S. Treasury Bills 109,970 – 109,970
JPPC
Cash – 481,643 481,643
MSCL
Cash – 283,257 283,257
SOCG
Cash 181,917 – 181,917

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
LONG POSITIONS - 132.6%
COMMON STOCKS - 65.0%
Canada - 7.6%
Air Canada*(a) 491,970 $ 18,378,549
Alimentation Couche-Tard, Inc., Class
B(a) 127,370 4,042,138
ARC Resources Ltd. 70,923 446,768
Atco Ltd., Class I 17,161 657,736
Bank of Montreal(a) 95,673 7,414,832
Bank of Nova Scotia (The)(a) 40,180 2,269,611
BCE, Inc. 19,120 885,803
Brookfield Asset Management, Inc.,
Class A 19,011 1,098,452
Canadian Imperial Bank of
Commerce(a) 105,387 8,769,873
Canadian Tire Corp. Ltd., Class A(a) 34,248 3,685,771
CGI, Inc.*(a) 98,897 8,276,260
CI Financial Corp.(a)(b) 183,067 3,060,633
Cronos Group, Inc.* 189,147 1,452,232
Emera, Inc.(a) 53,633 2,304,251
Encana Corp.(a)(b) 1,730,219 8,101,137
Husky Energy, Inc. 158,998 1,275,853
Hydro One Ltd.(a)(c) 119,799 2,313,780
iA Financial Corp., Inc.(a) 36,437 2,001,503
IGM Financial, Inc. 31,512 904,676
Intact Financial Corp.(a) 39,440 4,264,884
Kinross Gold Corp.*(a) 212,310 1,007,146
Linamar Corp.(a) 118,349 4,477,676
Loblaw Cos. Ltd. 11,308 583,448
Magna International, Inc.(a) 128,371 7,038,632
Manulife Financial Corp.(a) 606,438 12,310,428
National Bank of Canada(a) 105,941 5,880,580
Open Text Corp.(a) 16,308 718,604
Peyto Exploration & Development
Corp. 17,780 52,030
Power Financial Corp.(a) 61,641 1,658,570
Quebecor, Inc., Class B(a) 152,954 3,903,504
Rogers Communications, Inc., Class
B(a) 71,911 3,570,768
Royal Bank of Canada(a) 113,499 8,980,803
Seven Generations Energy Ltd., Class
A*(a) 780,027 5,087,851
Shaw Communications, Inc., Class B 28,761 583,614
Sun Life Financial, Inc. 16,247 740,815
Teck Resources Ltd., Class B(a) 204,307 3,543,178
Toronto-Dominion Bank (The)(a) 189,666 10,637,538
Tourmaline Oil Corp.(a) 379,030 4,442,522
156,822,449
—
China - 0.3%
Yangzijiang Shipbuilding Holdings
Ltd.(2) 6,486,900 5,407,271
Italy - 6.0%
A2A SpA(2) 4,756,131 8,931,259
Assicurazioni Generali SpA(2)(a) 1,054,445 21,768,805
Autogrill SpA(2) 45,972 481,263
BPER Banca(2)(a) 502,964 2,530,686
Enel SpA(2)(a) 4,134,543 32,844,089
Eni SpA(2)(a) 430,469 6,685,713
Hera SpA(2) 1,064,066 4,660,652
INVESTMENTS SHARES VALUE
Italy - 6.0% (continued)
Italgas SpA(2) 687,867 $ 4,205,411
Leonardo SpA(2) 194,017 2,275,303
Poste Italiane SpA(2)(c) 1,718,167 19,523,318
Snam SpA(2) 418,825 2,202,099
Terna Rete Elettrica Nazionale SpA(2)
(a) 1,471,846 9,843,583
Unipol Gruppo SpA(2) 521,978 2,996,711
UnipolSai Assicurazioni SpA(2) 1,929,814 5,612,508
124,561,400
—
Singapore - 0.4%
ComfortDelGro Corp. Ltd.(2) 1,525,800 2,699,764
Genting Singapore Ltd.(2) 1,319,700 903,716
Venture Corp. Ltd.(2)(b) 276,400 3,334,424
Wilmar International Ltd.(2) 626,900 1,920,633
8,858,537
—
Spain - 0.9%
Repsol SA(2)(a) 1,129,874 17,750,503
United Kingdom - 0.8%
Fiat Chrysler Automobiles NV(2) 1,173,468 17,398,463
United States - 49.0%
Aaron's, Inc.(a) 32,779 1,872,009
Activision Blizzard, Inc.(b) 21,700 1,289,414
Acuity Brands, Inc.(a)(b) 62,500 8,625,000
Adobe, Inc.*(a) 16,293 5,373,594
AECOM* 20,284 874,849
AGCO Corp.(a)(b) 43,644 3,371,499
Air Lease Corp.(b) 18,208 865,244
Akamai Technologies, Inc.*(a) 115,204 9,951,322
Align Technology, Inc.*(b) 5,166 1,441,521
Alliance Data Systems Corp.(a) 20,155 2,261,391
Allison Transmission Holdings, Inc.(a) 43,866 2,119,605
Alphabet, Inc., Class A*(a) 16,165 21,651,238
Amazon.com, Inc.*(a) 785 1,450,554
Amdocs Ltd.(a) 147,837 10,672,353
American Eagle Outfitters, Inc.(a)(b) 323,742 4,759,007
AmerisourceBergen Corp.(a)(b) 47,856 4,068,717
Analog Devices, Inc.(a) 10,286 1,222,388
ANSYS, Inc.*(a) 17,532 4,512,912
Anthem, Inc.(a)(b) 38,447 11,612,147
Apergy Corp.*(a) 40,993 1,384,744
Applied Materials, Inc.(a)(b) 118,613 7,240,138
Arconic, Inc.(b) 97,658 3,004,937
Aspen Technology, Inc.* 3,555 429,906
AutoNation, Inc.*(b) 67,152 3,265,602
AutoZone, Inc.*(a)(b) 2,218 2,642,326
Bausch Health Cos., Inc.* 111,700 3,343,559
Baxter International, Inc.(a)(b) 115,344 9,645,065
Best Buy Co., Inc.(b) 84,923 7,456,239
Booking Holdings, Inc.*(a)(b) 4,466 9,171,958
Booz Allen Hamilton Holding Corp.(a) 47,463 3,376,043
Broadcom, Inc.(a) 8,071 2,550,597
BRP, Inc.(a) 184,540 8,407,367
Burlington Stores, Inc.*(b) 16,188 3,691,350
CACI International, Inc., Class A*(a)
(b) 14,212 3,552,858
Cadence Design Systems, Inc.*(a) 151,069 10,478,146

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - 49.0% (continued)
Callon Petroleum Co.*(b) 1,494,312 $ 7,217,527
Cardinal Health, Inc.(b) 52,826 2,671,939
Carlisle Cos., Inc.(a) 30,305 4,904,561
Cars.com, Inc.* 145,614 1,779,403
CDK Global, Inc.(a)(b) 86,943 4,754,043
Centene Corp.*(b) 7,485 470,582
Cigna Corp.(a) 8,534 1,745,118
Cirrus Logic, Inc.*(a) 222,622 18,346,278
Citrix Systems, Inc.(a) 29,228 3,241,385
CNX Resources Corp.*(a)(b) 419,189 3,709,823
Cognizant Technology Solutions
Corp., Class A(a) 63,676 3,949,186
Cooper Cos., Inc. (The)(b) 22,673 7,284,608
Crane Co.(a) 16,188 1,398,319
Cummins, Inc.(a)(b) 40,837 7,308,190
Curtiss-Wright Corp.(a) 56,121 7,906,888
CVS Health Corp.(a) 29,952 2,225,134
Danaher Corp.(a)(b) 81,080 12,444,158
DaVita, Inc.* 18,738 1,405,912
Dick's Sporting Goods, Inc.(b) 92,156 4,560,800
Dillard's, Inc., Class A(a)(b) 140,388 10,315,710
Dollar General Corp.(a) 37,290 5,816,494
DXC Technology Co.(a)(b) 56,009 2,105,378
Eaton Corp. plc(a)(b) 198,167 18,770,377
eBay, Inc.(b) 323,784 11,691,840
Edwards Lifesciences Corp.*(a)(b) 27,440 6,401,478
Electronic Arts, Inc.*(a) 85,458 9,187,590
EMCOR Group, Inc.(a) 45,375 3,915,863
Entegris, Inc.(b) 12,180 610,096
Expedia Group, Inc.(a)(b) 24,084 2,604,444
Facebook, Inc., Class A*(a) 87,310 17,920,377
Fair Isaac Corp.*(a)(b) 19,025 7,128,287
Foot Locker, Inc.(a)(b) 185,832 7,245,590
Fortinet, Inc.*(a) 60,296 6,437,201
Fortune Brands Home & Security, Inc.
(b) 52,232 3,412,839
Gap, Inc. (The)(b) 251,964 4,454,724
GATX Corp.(b) 7,670 635,460
General Dynamics Corp.(a) 40,680 7,173,918
Genpact Ltd.(a) 16,679 703,353
Globus Medical, Inc., Class A*(a) 150,633 8,869,271
GrafTech International Ltd.(b) 152,746 1,774,909
HCA Healthcare, Inc.(a) 24,331 3,596,365
HEICO Corp.(b) 9,277 1,058,970
Henry Schein, Inc.*(b) 68,975 4,602,012
Hexcel Corp.(a) 15,320 1,123,109
Hill-Rom Holdings, Inc.(a) 8,056 914,598
HollyFrontier Corp.(a)(b) 228,614 11,593,016
Home Depot, Inc. (The)(a) 11,502 2,511,807
Honeywell International, Inc.(a) 7,676 1,358,652
Hubbell, Inc.(a)(b) 20,555 3,038,440
Humana, Inc.(a) 18,168 6,658,935
Huntington Ingalls Industries, Inc.(a)
(b) 87,533 21,960,278
IAC/InterActiveCorp*(b) 16,130 4,018,144
ICU Medical, Inc.*(b) 10,869 2,033,807
Ingersoll-Rand plc(a) 8,563 1,138,194
Inogen, Inc.*(b) 19,337 1,321,297
Intel Corp.(a)(b) 280,644 16,796,542
INVESTMENTS SHARES VALUE
United States - 49.0% (continued)
International Business Machines
Corp.(a)(b) 120,881 $ 16,202,889
Interpublic Group of Cos., Inc. (The)
(b) 26,755 618,041
Intuit, Inc.(a) 2,224 582,532
ITT, Inc.(a) 77,198 5,705,704
j2 Global, Inc.(b) 133,488 12,509,160
Johnson Controls International plc(b) 73,673 2,999,228
KLA Corp.(b) 19,533 3,480,195
Kohl's Corp.(b) 126,199 6,429,839
L3Harris Technologies, Inc.(b) 20,442 4,044,859
Laboratory Corp. of America
Holdings*(a)(b) 25,388 4,294,888
Lam Research Corp.(a)(b) 40,887 11,955,359
Leidos Holdings, Inc. 8,784 859,866
Lockheed Martin Corp.(a)(b) 44,067 17,158,807
LogMeIn, Inc.(a) 35,589 3,051,401
Macy's, Inc.(b) 360,657 6,131,169
Manhattan Associates, Inc.*(a) 108,820 8,678,395
Marathon Petroleum Corp.(a)(b) 75,380 4,541,645
Masco Corp.(a)(b) 182,925 8,778,571
Masimo Corp.*(b) 12,376 1,956,151
MasTec, Inc.*(a) 118,337 7,592,502
Match Group, Inc.*(a)(b) 52,779 4,333,684
McKesson Corp.(a) 58,011 8,024,082
MEDNAX, Inc.*(a)(b) 88,873 2,469,781
Medtronic plc(b) 71,398 8,100,103
Michaels Cos., Inc. (The)*(b) 205,375 1,661,484
Micron Technology, Inc.*(a)(b) 192,810 10,369,322
Microsoft Corp.(a) 82,712 13,043,682
MKS Instruments, Inc.(b) 13,796 1,517,698
Molina Healthcare, Inc.*(b) 42,414 5,755,156
Murphy USA, Inc.*(a) 109,904 12,858,768
NewMarket Corp. 2,853 1,388,042
Nordstrom, Inc.(b) 29,433 1,204,693
Northrop Grumman Corp.(a) 50,831 17,484,338
Nuance Communications, Inc.*(b) 39,410 702,680
NuVasive, Inc.*(a)(b) 45,077 3,486,255
nVent Electric plc(b) 35,715 913,590
Omnicom Group, Inc.(b) 12,929 1,047,508
ON Semiconductor Corp.*(a)(b) 164,371 4,007,365
Oracle Corp.(a)(b) 275,258 14,583,169
O'Reilly Automotive, Inc.* 1,769 775,282
Oshkosh Corp.(a) 95,303 9,020,429
Owens Corning(a)(b) 164,107 10,686,648
PACCAR, Inc.(b) 30,885 2,443,004
Parker-Hannifin Corp.(b) 16,666 3,430,196
Patterson Cos., Inc.(b) 20,743 424,817
Patterson-UTI Energy, Inc.(b) 577,897 6,067,919
Penske Automotive Group, Inc.(b) 34,220 1,718,528
Phillips 66(a)(b) 50,235 5,596,681
Qorvo, Inc.*(a)(b) 58,345 6,781,439
QUALCOMM, Inc.(b) 9,365 826,274
Quanta Services, Inc.(a) 161,021 6,555,165
Quest Diagnostics, Inc.(b) 3,578 382,095
Qurate Retail, Inc., Series A*(a)(b) 792,238 6,678,566
Regal Beloit Corp.(a) 73,698 6,309,286
ResMed, Inc.(b) 4,672 724,020
Roper Technologies, Inc. 1,188 420,825
Ross Stores, Inc.(a) 57,770 6,725,583

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - 49.0% (continued)
Sally Beauty Holdings, Inc.*(b) 260,919 $ 4,761,772
Science Applications International
Corp.(b) 7,984 694,768
Skyworks Solutions, Inc.(a)(b) 113,008 13,660,407
Snap-on, Inc.(b) 61,614 10,437,412
Southwestern Energy Co.*(b) 2,806,085 6,790,726
Spirit AeroSystems Holdings, Inc.,
Class A(a) 241,335 17,588,494
SS&C Technologies Holdings, Inc.(b) 26,404 1,621,206
STERIS plc(a)(b) 5,242 798,986
Stryker Corp. 1,864 391,328
Synaptics, Inc.* 11,410 750,436
SYNNEX Corp.(a)(b) 5,774 743,691
Synopsys, Inc.*(a) 33,011 4,595,131
Target Corp.(a)(b) 121,980 15,639,056
Teledyne Technologies, Inc.*(a)(b) 27,842 9,648,367
Teradyne, Inc.(a)(b) 38,757 2,642,840
Terex Corp.(b) 20,251 603,075
Texas Instruments, Inc.(a) 76,438 9,806,231
Textron, Inc.(a)(b) 206,908 9,228,097
Timken Co. (The)(a) 49,464 2,785,318
TJX Cos., Inc. (The)(a)(b) 101,919 6,223,174
TripAdvisor, Inc.(a) 256,886 7,804,197
Twitter, Inc.*(a)(b) 107,034 3,430,440
United Technologies Corp.(a) 54,748 8,199,060
UnitedHealth Group, Inc.(b) 3,963 1,165,043
Universal Health Services, Inc., Class
B(b) 67,299 9,654,715
Urban Outfitters, Inc.*(b) 67,383 1,871,226
Valero Energy Corp.(a)(b) 72,071 6,749,449
Varian Medical Systems, Inc.*(a) 25,106 3,565,303
VeriSign, Inc.*(a) 45,622 8,790,447
VMware, Inc., Class A*(b) 52,304 7,939,224
West Pharmaceutical Services, Inc.(a) 3,218 483,762
Western Union Co. (The) 15,391 412,171
Williams-Sonoma, Inc.(a)(b) 123,759 9,088,861
Woodward, Inc.(a)(b) 75,893 8,988,767
World Fuel Services Corp.(a) 40,497 1,758,380
Xilinx, Inc.(b) 38,712 3,784,872
Yelp, Inc.*(a) 13,806 480,863
1,015,525,471
—
TOTAL COMMON STOCKS
(Cost $1,167,403,388) 1,346,324,094
SHORT-TERM INVESTMENTS - 67.6%
INVESTMENT COMPANIES - 44.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(d)(e) 113,570,971 113,570,971
Limited Purpose Cash Investment
Fund, 1.61%(d)(f) 806,746,055 806,746,055
TOTAL INVESTMENT COMPANIES
(Cost $920,124,779) 920,317,026
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 23.2%
U.S. Treasury Bills
2.03%, 1/23/2020(2)(g) $ 26,713,000 26,690,094
2.06%, 1/30/2020(2)(g)(h) 50,698,000 50,640,620
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 23.2% (continued)
1.97%, 2/6/2020(2)(g) $ 17,627,000 $ 17,601,465
1.91%, 2/13/2020(2)(g)(h) 40,539,000 40,468,648
1.86%, 2/20/2020(2)(g)(i) 170,707,000 170,354,988
1.86%, 2/27/2020(2)(g) 22,480,000 22,427,197
1.84%, 3/5/2020(2)(g)(i) 11,574,000 11,543,568
1.88%, 3/26/2020(2)(g) 2,999,000 2,988,449
1.81%, 4/2/2020(2)(g) 7,739,000 7,709,167
1.63%, 4/16/2020(2)(g) 12,266,000 12,211,704
1.61%, 4/23/2020(2)(g) 30,503,000 30,357,545
1.62%, 4/30/2020(2)(g)(i) 59,046,000 58,748,058
1.55%, 5/7/2020(2)(g) 2,568,000 2,554,305
1.56%, 5/14/2020(2)(g) 25,975,000 25,828,392
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $479,911,874) 480,124,200
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,400,036,653) 1,400,441,226
TOTAL LONG POSITIONS
(Cost $2,567,440,041) 2,746,765,320
SHARES
SHORT POSITIONS - (51.3)%
COMMON STOCKS - (51.3)%
Argentina - 0.0%(j)
MercadoLibre, Inc.* (1,134) (648,580)
Brazil - 0.0%(j)
Yamana Gold, Inc. (164,071) (649,436)
Canada - (8.0)%
Agnico Eagle Mines Ltd. (70,447) (4,338,956)
Algonquin Power & Utilities Corp. (28,053) (396,853)
AltaGas Ltd. (522,011) (7,951,467)
Barrick Gold Corp. (289,348) (5,374,513)
BlackBerry Ltd.* (383,274) (2,464,547)
Bombardier, Inc., Class B* (5,023,787) (7,466,720)
Cameco Corp. (551,961) (4,905,187)
Canada Goose Holdings, Inc.* (130,942) (4,740,351)
Canadian National Railway Co. (10,189) (921,722)
CCL Industries, Inc., Class B (74,463) (3,172,225)
Cenovus Energy, Inc. (621,016) (6,312,742)
Dollarama, Inc. (251,604) (8,647,404)
Element Fleet Management Corp. (454,590) (3,882,333)
Enbridge, Inc. (344,962) (13,715,596)
Fairfax Financial Holdings Ltd. (929) (436,216)
Finning International, Inc. (196,715) (3,832,651)
Franco-Nevada Corp. (37,042) (3,825,006)
George Weston Ltd. (6,938) (550,424)
Gildan Activewear, Inc. (20,199) (597,158)
Imperial Oil Ltd. (14,318) (378,748)
Inter Pipeline Ltd. (297,085) (5,156,749)
Keyera Corp. (130,503) (3,418,977)
Methanex Corp. (15,979) (617,109)
Pan American Silver Corp. (89,275) (2,114,743)
Parkland Fuel Corp. (17,477) (642,122)
Pembina Pipeline Corp. (252,582) (9,361,805)
Restaurant Brands International, Inc. (60,994) (3,888,247)
Saputo, Inc. (29,586) (915,912)
Shopify, Inc., Class A* (23,100) (9,184,498)
SNC-Lavalin Group, Inc. (648,881) (14,965,912)
Stars Group, Inc. (The)* (93,357) (2,436,463)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Canada - (8.0)% (continued)
Suncor Energy, Inc. (37,577) $ (1,231,587)
TC Energy Corp. (145,345) (7,740,988)
Vermilion Energy, Inc. (139,253) (2,276,648)
West Fraser Timber Co. Ltd. (108,369) (4,780,237)
Wheaton Precious Metals Corp. (431,479) (12,839,204)
WSP Global, Inc. (9,855) (672,937)
(166,154,957)
—
Chile - (0.2)%
Lundin Mining Corp. (564,437) (3,373,017)
Ghana - (0.4)%
Kosmos Energy Ltd. (1,311,433) (7,475,168)
Italy - (2.8)%
Amplifon SpA(2) (30,240) (870,285)
Atlantia SpA(2) (153,704) (3,587,284)
Azimut Holding SpA(2) (30,457) (727,734)
Banca Generali SpA(2) (40,233) (1,307,927)
Banco BPM SpA(2)* (215,659) (490,835)
Buzzi Unicem SpA(2) (149,633) (3,771,786)
Davide Campari-Milano SpA(2) (729,494) (6,665,601)
Ferrari NV(2) (95,887) (15,920,661)
FinecoBank Banca Fineco SpA(2) (625,383) (7,501,978)
Freni Brembo SpA(2) (338,991) (4,208,797)
Moncler SpA(2) (39,091) (1,759,387)
Pirelli & C SpA(2)(c) (143,709) (829,442)
Prysmian SpA(2) (372,383) (8,989,038)
Saipem SpA(2)* (105,783) (517,354)
Unione di Banche Italiane SpA(2) (162,297) (530,526)
(57,678,635)
—
Luxembourg - (0.2)%
Tenaris SA(2) (296,408) (3,358,283)
Netherlands - (0.2)%
Koninklijke Vopak NV(2) (91,450) (4,969,429)
Portugal - 0.0%(j)
Banco Espirito Santo SA (Registered)
(3)*(k) (216,618) (2)
Singapore - (0.5)%
City Developments Ltd.(2) (159,800) (1,300,586)
Keppel Corp. Ltd.(2) (225,500) (1,136,197)
Singapore Telecommunications Ltd.
(2) (2,844,200) (7,130,747)
(9,567,530)
—
Switzerland - (0.2)%
Temenos AG (Registered)(2)* (23,184) (3,667,462)
United Kingdom - (0.5)%
CNH Industrial NV(2) (1,005,762) (11,043,165)
United States - (38.1)%
2U, Inc.* (74,700) (1,792,053)
Acadia Healthcare Co., Inc.* (290,317) (9,644,331)
Advanced Micro Devices, Inc.* (224,241) (10,283,692)
Alteryx, Inc., Class A* (23,308) (2,332,432)
Amedisys, Inc.* (8,861) (1,479,078)
Antero Resources Corp.* (1,272,304) (3,626,066)
INVESTMENTS SHARES VALUE
United States - (38.1)% (continued)
Apache Corp. (666,269) $ (17,049,823)
Atlassian Corp. plc, Class A* (43,231) (5,202,419)
Autodesk, Inc.* (4,606) (845,017)
Avalara, Inc.* (43,228) (3,166,451)
Avanos Medical, Inc.* (55,519) (1,870,990)
Axon Enterprise, Inc.* (80,129) (5,871,853)
Baker Hughes Co. (578,622) (14,830,082)
Boeing Co. (The) (24,748) (8,061,908)
BWX Technologies, Inc. (79,925) (4,961,744)
Cabot Oil & Gas Corp. (152,055) (2,647,278)
Cantel Medical Corp. (9,886) (700,917)
CarMax, Inc.* (24,536) (2,151,071)
Carvana Co.* (135,988) (12,517,695)
Centennial Resource Development,
Inc., Class A* (496,632) (2,294,440)
Ceridian HCM Holding, Inc.* (53,922) (3,660,225)
Cheniere Energy, Inc.* (431,239) (26,335,765)
Chesapeake Energy Corp.* (486,369) (401,546)
Chevron Corp. (87,337) (10,524,982)
Cimarex Energy Co. (17,387) (912,644)
Colfax Corp.* (25,775) (937,695)
CommVault Systems, Inc.* (30,814) (1,375,537)
Concho Resources, Inc. (121,141) (10,608,317)
ConocoPhillips (122,008) (7,934,180)
Core Laboratories NV (62,091) (2,338,968)
Coupa Software, Inc.* (41,915) (6,130,069)
Covetrus, Inc.* (301,662) (3,981,938)
Cree, Inc.* (96,729) (4,464,043)
Devon Energy Corp. (109,065) (2,832,418)
DexCom, Inc.* (38,261) (8,369,211)
DocuSign, Inc.* (62,793) (4,653,589)
Dollar Tree, Inc.* (42,805) (4,025,810)
Donaldson Co., Inc. (48,709) (2,806,613)
Dover Corp. (9,901) (1,141,189)
Dycom Industries, Inc.* (67,058) (3,161,785)
Emerson Electric Co. (14,052) (1,071,606)
Encompass Health Corp. (29,153) (2,019,428)
EnerSys (10,951) (819,463)
EOG Resources, Inc. (97,502) (8,166,768)
EQT Corp. (612,091) (6,671,792)
Equitrans Midstream Corp. (986,011) (13,173,107)
Etsy, Inc.* (28,586) (1,266,360)
Exxon Mobil Corp. (121,588) (8,484,411)
Fastenal Co. (189,101) (6,987,282)
FireEye, Inc.* (591,103) (9,770,933)
First Solar, Inc.* (18,321) (1,025,243)
Five Below, Inc.* (64,066) (8,191,479)
Floor & Decor Holdings, Inc., Class A* (168,495) (8,561,231)
Flowserve Corp. (103,903) (5,171,252)
Fluor Corp. (341,778) (6,452,769)
Fortive Corp. (5,581) (426,333)
Gardner Denver Holdings, Inc.* (11,310) (414,851)
Gartner, Inc.* (50,517) (7,784,670)
General Electric Co. (1,398,945) (15,612,226)
Genuine Parts Co. (33,973) (3,608,952)
GoDaddy, Inc., Class A* (17,380) (1,180,450)
Granite Construction, Inc. (113,082) (3,128,979)
Grubhub, Inc.* (159,792) (7,772,283)
Guidewire Software, Inc.* (82,889) (9,098,726)
HealthEquity, Inc.* (167,495) (12,406,355)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - (38.1)% (continued)
Hess Corp. (235,136) $ (15,709,436)
HubSpot, Inc.* (3,733) (591,681)
Insulet Corp.* (42,984) (7,358,861)
Kinder Morgan, Inc. (381,972) (8,086,347)
LivaNova plc* (18,656) (1,407,222)
LiveRamp Holdings, Inc.* (87,791) (4,220,113)
LKQ Corp.* (54,479) (1,944,900)
Marathon Oil Corp. (39,530) (536,817)
Marvell Technology Group Ltd. (59,816) (1,588,713)
Matador Resources Co.* (47,316) (850,269)
Middleby Corp. (The)* (15,338) (1,679,818)
MongoDB, Inc.* (20,624) (2,714,325)
Monolithic Power Systems, Inc. (16,183) (2,880,898)
Murphy Oil Corp. (95,453) (2,558,140)
National Oilwell Varco, Inc. (530,861) (13,298,068)
Netflix, Inc.* (37,859) (12,250,037)
Noble Energy, Inc. (750,852) (18,651,163)
NOW, Inc.* (309,113) (3,474,430)
Nutanix, Inc., Class A* (54,479) (1,703,014)
NVIDIA Corp. (9,488) (2,232,526)
Occidental Petroleum Corp. (401,717) (16,554,758)
Oceaneering International, Inc.* (205,342) (3,061,649)
Okta, Inc.* (21,741) (2,508,259)
Ollie's Bargain Outlet Holdings, Inc.* (228,461) (14,920,788)
ONEOK, Inc. (279,618) (21,158,693)
Parsley Energy, Inc., Class A (86,787) (1,641,142)
PBF Energy, Inc., Class A (47,861) (1,501,400)
Penumbra, Inc.* (24,578) (4,037,428)
Pluralsight, Inc., Class A* (238,648) (4,107,132)
Pool Corp. (11,142) (2,366,338)
Premier, Inc., Class A* (270,713) (10,254,608)
Proofpoint, Inc.* (9,759) (1,120,138)
QEP Resources, Inc. (1,104,975) (4,972,388)
Range Resources Corp. (1,148,321) (5,569,357)
Resideo Technologies, Inc.* (177,209) (2,114,103)
RingCentral, Inc., Class A* (21,972) (3,706,017)
Rockwell Automation, Inc. (24,213) (4,907,249)
Schlumberger Ltd. (683,695) (27,484,538)
ServiceNow, Inc.* (2,193) (619,128)
Signet Jewelers Ltd. (26,411) (574,175)
Smartsheet, Inc., Class A* (79,704) (3,580,304)
Snap, Inc., Class A* (486,903) (7,951,126)
Splunk, Inc.* (23,521) (3,522,740)
Square, Inc., Class A* (114,211) (7,145,040)
Switch, Inc., Class A (221,890) (3,288,410)
Targa Resources Corp. (545,687) (22,280,399)
Tenet Healthcare Corp.* (333,210) (12,671,976)
Teradata Corp.* (17,557) (470,001)
TransDigm Group, Inc. (2,879) (1,612,240)
Transocean Ltd.* (449,561) (3,092,980)
Trex Co., Inc.* (111,387) (10,011,464)
Trinity Industries, Inc. (214,481) (4,750,754)
Twilio, Inc., Class A* (87,571) (8,606,478)
United Rentals, Inc.* (11,157) (1,860,653)
Univar Solutions, Inc.* (708,416) (17,172,003)
Universal Display Corp. (19,656) (4,050,512)
Valaris plc (1,047,330) (6,870,485)
Watsco, Inc. (27,765) (5,001,865)
Wayfair, Inc., Class A* (91,662) (8,283,495)
Welbilt, Inc.* (385,112) (6,011,598)
INVESTMENTS SHARES VALUE
United States - (38.1)% (continued)
Westinghouse Air Brake Technologies
Corp. (139,074) $ (10,819,957)
Williams Cos., Inc. (The) (578,157) (13,713,884)
Workday, Inc., Class A* (4,193) (689,539)
WPX Energy, Inc.* (215,928) (2,966,851)
WW Grainger, Inc. (6,108) (2,067,680)
Zendesk, Inc.* (66,382) (5,086,853)
Zillow Group, Inc., Class C* (213,619) (9,813,657)
Zscaler, Inc.* (15,416) (716,844)
Zynga, Inc., Class A* (217,918) (1,333,658)
(789,552,325)
—
Zambia - (0.2)%
First Quantum Minerals Ltd. (472,542) (4,792,560)
TOTAL COMMON STOCKS
(Proceeds$(1,064,756,696)) (1,062,930,549)
TOTAL SHORT POSITIONS
(Proceeds $(1,064,756,696)) (1,062,930,549)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 81.3%
(Cost $1,502,683,345) 1,683,834,771
OTHER ASSETS IN EXCESS OF
LIABILITIES - 18.7%(l) 387,486,651
NET ASSETS - 100.0% $2,071,321,422
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 44,025,365 2.1%
Consumer Discretionary 87,810,277 4.3
Consumer Staples (1,585,718) (0.1)
Energy (301,600,452) (14.5)
Financials 107,547,675 5.2
Health Care 68,812,308 3.3
Industrials 114,395,741 5.5
Information Technology 149,384,822 7.2
Materials (43,710,426) (2.1)
Real Estate (1,300,586) (0.1)
Utilities 59,614,539 2.9
Short-Term Investments 1,400,441,226 67.6
Total Investments In Securities
At Value 1,683,834,771 81.3
Other Assets in Excess of
Liabilities(l) 387,486,651 18.7
Net Assets
$ 2,071,321,422 100.0%

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $863,821,625.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $292,202,304.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $21,007,656, which represents approximately 1.01% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f) For the period ended December 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for futures contracts.
(i) All or a portion of the security pledged as collateral for swap and futures contracts.
(j) Represents less than 0.05% of net assets.
(k) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
December 31, 2019 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
AFFILIATE
SHARES
HELD AT
12/31/18
SHARES
PURCHASED
SHARES
SOLD
SHARES
HELD AT
12/31/19
VALUE AT
12/31/19
DIVIDEND
INCOME
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
SHORT-TERM INVESTMENTS - 39.0%
INVESTMENT COMPANIES - 39.0%
Limited Purpose Cash
Investment Fund,
1.61%(a)
(Cost $806,553,808) 766,394,439 3,048,631,835 (3,008,280,219) 806,746,055 $806,746,055 $22,172,914 $84,376 $(15,487)
(a) Represents 7-day effective yield as of December 31, 2019.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/28/2020 TRY 197,820 $ 431
Canada 10 Year
Bond March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 03/20/2020 CAD (389,068,400) 5,399,587
DTOP Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 03/19/2020 ZAR (32,516,250) 612
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/12/2020 KRW 10,332,000,000 584,805
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/12/2020 KRW 11,217,600,000 643,770

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/12/2020 KRW 59,187,600,000 $ 3,380,500
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2020 USD (5,730,660) 43,820
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/30/2020 USD (1,983,690) 13,381
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 01/30/2020 USD (1,420,420) 6,147
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 27,709,500 1,308,654
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 71,232,525 3,376,748
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/20/2020 CHF 275,045,080 2,018,810
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 EUR 10,471,441 200,166
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the TIIE plus or
minus a specified
spread (-0.30%) Monthly CITI 03/18/2020 MXN (9,107,772) –
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 SGD 1,352,389 23,113
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 EUR 64,823,711 1,912,649

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 CHF 62,288,715 $ 1,427,934
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 GBP 107,064 6,387
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 USD 1,759,930 15,420
20,362,934
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (76,212,263) (790,708)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (30,535,313) (266,365)
Hang Seng Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 01/30/2020 HKD (5,654,000) (5,585)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 01/30/2020 HKD (162,559,500) (250,694)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 01/30/2020 HKD (119,397,150) (175,291)
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MLIN 02/12/2020 BRL (23,190,400) (124,337)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (27,088,425) (273,640)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Index
January Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MLIN 01/29/2020 ILS 63,965,020 $ (27,141)
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 03/20/2020 PLN (5,308,680) (13,820)
WIG20 Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 03/20/2020 PLN (1,596,920) (4,633)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 AUD 7,254,758 (20,598)
MSCI Brazil Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the CDI plus or
minus a specified
spread (-0.75%) Monthly CITI 03/18/2020 BRL (4,508,579) (48,718)
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (-0.20%) Monthly GSIN 03/18/2020 HKD (785,208) (6,633)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (315,123) (7,274)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (383,437) (6,564)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (402,102) (2,091)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (416,698) $ (7,143)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (468,017) (5,127)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 03/18/2020 USD (751,138) (25,850)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the EURIBOR
plus or minus a
specified spread
(-0.11%) Monthly CITI 03/18/2020 EUR (34,481,480) (807,896)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the TIIE plus or
minus a specified
spread (-0.30%) Monthly CITI 03/18/2020 MXN (35,271,725) (35,632)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the EURIBOR
plus or minus a
specified spread
(-0.12%) Monthly CITI 03/18/2020 EUR (11,614,186) (223,656)
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.90%) Monthly CITI 03/18/2020 PLN (612,000) (7,302)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.45%) Monthly CITI 03/18/2020 ZAR (284,257,724) $ (1,041,789)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.35%) Monthly CITI 03/18/2020 SEK (164,995,660) (428,301)
(4,606,788)
$ 15,756,146
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 1,963 1/2020 USD $ 129,558,000 $ 4,110,974
IBEX 35 Index 1,348 1/2020 EUR 144,072,812 (1,096,754)
MSCI Singapore Index 462 1/2020 SGD 12,761,292 (13,902)
MSCI Taiwan Index 1,988 1/2020 USD 91,368,480 (664,430)
Natural Gas 1,403 1/2020 USD 30,711,670 (1,065,054)
WTI Crude Oil 973 1/2020 USD 59,411,380 2,076,742
3 Month Canadian Bankers Acceptance 129 3/2020 CAD 24,338,685 339
3 Month Eurodollar 904 3/2020 USD 222,078,900 (169,936)
ASX 90 Day Bank Accepted Bill 658 3/2020 AUD 460,740,373 96,980
Australia 3 Year Bond 26,626 3/2020 AUD 2,149,006,808 (14,003,266)
EURO STOXX 50 Index 12,661 3/2020 EUR 529,586,750 (1,518,070)
Euro-Bobl 740 3/2020 EUR 110,920,650 (615,626)
Euro-Bund 7,899 3/2020 EUR 1,510,593,957 (24,502,871)
FTSE 100 Index 1,560 3/2020 GBP 154,957,534 827,111
FTSE/MIB Index 1,006 3/2020 EUR 132,082,755 (387,972)
Japan 10 Year Bond 57 3/2020 JPY 79,833,050 (18,149)
KOSPI 200 Index 380 3/2020 KRW 24,250,076 1,259,468
LME Copper Base Metal 10 3/2020 USD 1,543,410 (12,245)
LME Copper Base Metal 10 3/2020 USD 1,543,750 (10,467)
Silver 748 3/2020 USD 67,024,540 2,634,702
SPI 200 Index 2,193 3/2020 AUD 254,040,138 (6,907,033)
U.S. Treasury 2 Year Note 28,077 3/2020 USD 6,050,593,501 (3,063,071)
U.S. Treasury 5 Year Note 1,113 3/2020 USD 132,012,234 (483,014)
3 Month Canadian Bankers Acceptance 241 6/2020 CAD 45,479,227 (1,652)
3 Month Eurodollar 4,690 6/2020 USD 1,152,684,750 (1,635,360)
ASX 90 Day Bank Accepted Bill 3,711 6/2020 AUD 2,598,747,436 1,245,701
3 Month Canadian Bankers Acceptance 318 9/2020 CAD 60,019,117 (1,348)
3 Month Eurodollar 4,511 9/2020 USD 1,109,311,288 (1,895,156)
ASX 90 Day Bank Accepted Bill 3,638 9/2020 AUD 2,547,877,609 (878,545)
3 Month Canadian Bankers Acceptance 345 12/2020 CAD 65,115,080 (308)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Eurodollar 3,607 12/2020 USD $ 887,141,650 $ (691,696)
ASX 90 Day Bank Accepted Bill 2,587 12/2020 AUD 1,811,585,616 (534,878)
(47,918,786)
Short Contracts
Amsterdam Exchange Index (657) 1/2020 EUR (89,117,250) 478,686
CAC 40 10 Euro Index (4,946) 1/2020 EUR (331,211,312) (45,444)
FTSE Bursa Malaysia KLCI Index (11) 1/2020 MYR (214,460) 1,187
Hang Seng Index (732) 1/2020 HKD (132,782,619) (1,304,064)
HSCEI (909) 1/2020 HKD (65,390,186) (737,580)
OMXS30 Index (3,604) 1/2020 SEK (68,039,023) 775,096
SGX NIFTY 50 Index (970) 1/2020 USD (23,755,300) 152,076
100 oz Gold (2,335) 2/2020 USD (355,643,850) (11,342,782)
3 Month Euro Euribor (530) 3/2020 EUR (149,197,457) 22,126
3 Month Sterling (2,115) 3/2020 GBP (347,564,687) 377,228
Australia 10 Year Bond (1,283) 3/2020 AUD (128,711,677) 1,467,584
Canada 10 Year Bond (4,983) 3/2020 CAD (527,559,848) 9,514,769
Copper (1,035) 3/2020 USD (72,372,375) (3,749,344)
Corn (4,166) 3/2020 USD (80,768,325) (620,056)
DAX Index (376) 3/2020 EUR (139,670,831) 683,719
Euro-Buxl (320) 3/2020 EUR (71,207,311) 2,866,731
Euro-Schatz (7,362) 3/2020 EUR (924,106,496) 651,609
FTSE/JSE Top 40 Index (612) 3/2020 ZAR (22,442,039) 87,905
LME Copper Base Metal (10) 3/2020 USD (1,543,410) 10,561
LME Copper Base Metal (15) 3/2020 USD (2,315,625) (116,969)
Long Gilt (5,802) 3/2020 GBP (1,009,698,536) 8,214,528
MEX BOLSA Index (201) 3/2020 MXN (4,702,385) 101,088
S&P 500 E-Mini Index (3,825) 3/2020 USD (617,947,875) (10,019,127)
S&P/TSX 60 Index (185) 3/2020 CAD (28,846,637) 7,742
SET50 Index (244) 3/2020 THB (1,738,170) (3,498)
TOPIX Index (366) 3/2020 JPY (57,971,193) (175,491)
U.S. Treasury 10 Year Note (6,686) 3/2020 USD (858,628,656) 679,965
U.S. Treasury Long Bond (911) 3/2020 USD (142,030,594) 3,047,723
3 Month Euro Euribor (2,683) 6/2020 EUR (755,276,937) 189,215
3 Month Sterling (12,385) 6/2020 GBP (2,035,881,692) 624,153
3 Month Euro Euribor (2,851) 9/2020 EUR (802,489,766) 340,591
3 Month Sterling (12,548) 9/2020 GBP (2,063,091,624) 1,869,871
3 Month Euro Euribor (2,224) 12/2020 EUR (625,941,576) 200,427
3 Month Sterling (10,302) 12/2020 GBP (1,693,728,062) (136,796)
4,113,429
$ (43,805,357)
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 140,986,992 USD 96,203,334 CITI 3/18/2020 $ 2,918,622
AUD 140,986,997 USD 96,203,458 JPMC 3/18/2020 2,918,502
BRL 24,000,000 USD 5,887,479 CITI
**
3/18/2020 60,223
BRL 24,000,000 USD 5,887,486 JPMC
**
3/18/2020 60,215
CAD 173,136,680 USD 130,967,367 CITI 3/18/2020 2,398,843
CAD 173,136,670 USD 130,967,523 JPMC 3/18/2020 2,398,681
CHF 17,984,452 USD 18,397,570 CITI 3/18/2020 284,929

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 17,984,460 USD 18,397,601 JPMC 3/18/2020 $ 284,907
CNY 395,471,201 USD 56,023,408 CITI
**
3/18/2020 689,414
CNY 395,471,209 USD 56,023,479 JPMC
**
3/18/2020 689,342
EUR 8,434,500 USD 9,406,491 CITI 3/18/2020 99,190
EUR 8,434,500 USD 9,406,503 JPMC 3/18/2020 99,179
GBP 214,538,625 USD 279,351,784 CITI 3/18/2020 5,415,517
GBP 214,538,624 USD 279,352,131 JPMC 3/18/2020 5,415,167
ILS 151,000 USD 43,687 CITI 3/18/2020 218
ILS 151,000 USD 43,687 JPMC 3/18/2020 218
INR 2,620,124,352 USD 36,185,544 CITI
**
3/18/2020 316,755
INR 2,620,124,338 USD 36,185,589 JPMC
**
3/18/2020 316,712
JPY 11,285,701,340 USD 104,219,434 CITI 3/18/2020 93,694
JPY 11,285,701,340 USD 104,219,564 JPMC 3/18/2020 93,564
KRW 19,300,000,000 USD 16,515,397 CITI
**
3/18/2020 215,176
KRW 19,300,000,000 USD 16,515,417 JPMC
**
3/18/2020 215,154
MXN 2,224,567,165 USD 112,565,189 CITI 3/18/2020 3,780,930
MXN 2,224,567,176 USD 112,565,331 JPMC 3/18/2020 3,780,788
NOK 2,302,754 USD 251,194 CITI 3/18/2020 11,159
NOK 2,302,763 USD 251,195 JPMC 3/18/2020 11,158
NZD 14,043,929 USD 9,023,600 CITI 3/18/2020 441,058
NZD 14,043,928 USD 9,023,611 JPMC 3/18/2020 441,047
PLN 24,500,000 USD 6,314,370 CITI 3/18/2020 144,574
PLN 24,500,004 USD 6,314,379 JPMC 3/18/2020 144,566
SEK 23,529,776 USD 2,461,371 CITI 3/18/2020 59,911
SEK 23,529,771 USD 2,461,374 JPMC 3/18/2020 59,909
SGD 21,177,749 USD 15,566,145 CITI 3/18/2020 191,460
SGD 21,177,752 USD 15,566,167 JPMC 3/18/2020 191,441
THB 42,295,000 USD 1,400,931 CITI 3/18/2020 13,605
THB 42,295,000 USD 1,400,933 JPMC 3/18/2020 13,604
USD 6,642,659 ILS 22,812,694 CITI 3/18/2020 9,609
USD 6,642,650 ILS 22,812,692 JPMC 3/18/2020 9,601
USD 524,047 MXN 10,000,000 CITI 3/18/2020 1,041
USD 524,046 MXN 10,000,000 JPMC 3/18/2020 1,040
USD 7,313,229 SEK 68,078,699 CITI 3/18/2020 18,402
USD 7,313,220 SEK 68,078,699 JPMC 3/18/2020 18,393
ZAR 551,500,000 USD 36,960,946 CITI 3/18/2020 2,026,256
ZAR 551,500,000 USD 36,960,992 JPMC 3/18/2020 2,026,209
Total unrealized appreciation 38,379,983
JPY 11,285,701,338 USD 104,587,246 CITI 3/18/2020 (274,118)
JPY 11,285,701,338 USD 104,587,377 JPMC 3/18/2020 (274,248)
KRW 250,000,000 USD 216,789 CITI
**
3/18/2020 (72)
KRW 250,000,000 USD 216,789 JPMC
**
3/18/2020 (72)
MXN 2,500,000 USD 131,076 CITI 3/18/2020 (325)
MXN 2,500,000 USD 131,077 JPMC 3/18/2020 (325)
USD 33,427,693 AUD 48,244,500 CITI 3/18/2020 (490,963)
USD 33,427,651 AUD 48,244,500 JPMC 3/18/2020 (491,005)
USD 28,349,881 BRL 120,327,512 CITI
**
3/18/2020 (1,469,792)
USD 28,349,848 BRL 120,327,522 JPMC
**
3/18/2020 (1,469,828)
USD 2,352,812 CAD 3,127,502 CITI 3/18/2020 (56,285)
USD 2,352,806 CAD 3,127,498 JPMC 3/18/2020 (56,288)
USD 331,520,841 CHF 326,893,128 CITI 3/18/2020 (8,060,305)
USD 331,520,413 CHF 326,893,115 JPMC 3/18/2020 (8,060,721)
USD 5,656,063 CNY 39,690,500 CITI
**
3/18/2020 (35,781)
USD 5,656,056 CNY 39,690,500 JPMC
**
3/18/2020 (35,788)
USD 805,423 DKK 5,386,212 CITI 3/18/2020 (7,324)
USD 805,422 DKK 5,386,211 JPMC 3/18/2020 (7,325)
USD 180,863,970 EUR 162,480,188 CITI 3/18/2020 (2,251,196)
USD 180,863,740 EUR 162,480,184 JPMC 3/18/2020 (2,251,422)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 14,532,830 HUF 4,369,500,000 CITI 3/18/2020 $ (331,912)
USD 14,532,812 HUF 4,369,500,000 JPMC 3/18/2020 (331,930)
USD 46,314,216 ILS 159,809,358 CITI 3/18/2020 (152,168)
USD 46,314,154 ILS 159,809,347 JPMC 3/18/2020 (152,226)
USD 116,995,242 KRW 137,789,834,484 CITI
**
3/18/2020 (2,450,494)
USD 116,995,096 KRW 137,789,834,476 JPMC
**
3/18/2020 (2,450,640)
USD 17,062,807 MXN 330,500,000 CITI 3/18/2020 (222,529)
USD 17,062,786 MXN 330,500,000 JPMC 3/18/2020 (222,550)
USD 81,824,333 NOK 749,696,455 CITI 3/18/2020 (3,588,529)
USD 81,824,231 NOK 749,696,460 JPMC 3/18/2020 (3,588,632)
USD 28,496,751 SEK 268,993,710 CITI 3/18/2020 (326,694)
USD 28,496,715 SEK 268,993,707 JPMC 3/18/2020 (326,729)
USD 3,079,158 SGD 4,187,500 CITI 3/18/2020 (36,611)
USD 3,079,154 SGD 4,187,500 JPMC 3/18/2020 (36,615)
USD 15,322 THB 463,500 CITI 3/18/2020 (180)
USD 15,322 THB 463,500 JPMC 3/18/2020 (180)
USD 18,343,318 TWD 554,631,840 CITI
**
3/18/2020 (305,904)
USD 18,343,256 TWD 554,631,844 JPMC
**
3/18/2020 (305,966)
Total unrealized depreciation (40,123,672)
Net unrealized depreciation $ (1,743,689)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at December 31, 2019
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR or
Australian Overnight Indexed
Swap Rate (“AOISR”) plus
or minus a specified spread
(-0.08% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
60-61 months
maturity
ranging from
04/19/2023
- 12/20/2024 $163,265,674 $(2,434,626) $(1,066,334) $(3,500,960)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 1,029,213 14,814,066 67,641 (1.9)
Alumina Ltd. 1,195,108 1,930,347 (55,368) 1.6
Aurizon Holdings Ltd. 557,596 2,046,337 3,830 (0.1)
Beach Energy Ltd. 1,899,492 3,359,731 120,028 (3.4)
BlueScope Steel Ltd. 825,539 8,743,779 1,571,387 (44.9)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Boral Ltd. 117,136 368,520 (3,477) 0.1
CIMIC Group Ltd. 32,024 744,546 (202,168) 5.8
Evolution Mining Ltd. 265,982 707,096 (138,780) 4.0
Flight Centre Travel Group Ltd. 15,656 484,242 (267,390) 7.6
Fortescue Metals Group Ltd. 2,294,451 17,296,395 4,302,424 (122.9)
Harvey Norman Holdings Ltd. 1,516,058 4,330,024 248,072 (7.1)
Iluka Resources Ltd. 294,540 1,928,582 217,193 (6.2)
Newcrest Mining Ltd. 241,971 5,110,179 1,231,621 (35.2)
Northern Star Resources Ltd. 76,436 602,382 10,986 (0.3)
South32 Ltd. 2,700,794 5,099,414 (906,863) 25.9
Telstra Corp. Ltd. 3,449,994 8,569,755 297,205 (8.5)
Wesfarmers Ltd. 92,325 2,683,124 340,144 (9.7)
Woodside Petroleum Ltd. 130,845 3,163,649 414,866 (11.9)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (206,989) (4,260,414) 272,333 (7.8)
AMP Ltd. (3,393,588) (4,565,047) 289,615 (8.3)
APA Group (823,980) (6,414,226) (826,180) 23.6
Atlas Arteria Ltd. (376,931) (2,072,541) (8,039) 0.2
Challenger Ltd. (1,489,079) (8,473,644) (52,474) 1.5
Commonwealth Bank of Australia (9,776) (548,412) 15,391 (0.4)
Domino's Pizza Enterprises Ltd. (11,726) (431,000) (81,130) 2.3
Insurance Australia Group Ltd. (216,731) (1,164,521) 69,863 (2.0)
Lendlease Group (491,525) (6,076,980) (1,185,275) 33.9
Medibank Pvt Ltd. (2,360,510) (5,231,412) (432,655) 12.4
National Australia Bank Ltd. (23,412) (405,124) 19,983 (0.6)
Oil Search Ltd. (277,792) (1,416,473) 1,035 (0.0)
Origin Energy Ltd. (938,583) (5,565,086) (809,642) 23.1
QBE Insurance Group Ltd. (889,277) (8,035,923) (1,679,819) 48.0
Ramsay Health Care Ltd. (44,056) (2,241,475) (150,494) 4.3
REA Group Ltd. (9,073) (659,124) (27,750) 0.8
SEEK Ltd. (351,048) (5,556,283) (1,052,232) 30.1
Suncorp Group Ltd. (61,340) (557,202) 43,870 (1.3)
Transurban Group (40,100) (419,729) 7,491 (0.2)
Treasury Wine Estates Ltd. (258,423) (2,943,633) (192,565) 5.5
Westpac Banking Corp. (36,463) (622,670) 97,673 (2.8)
WiseTech Global Ltd. (64,218) (1,054,598) 210,406 (6.0)
Worley Ltd. (85,026) (918,498) (130,372) 3.7
United States
James Hardie Industries plc (596,051) (11,649,491) (4,085,010) 116.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
or HONIX plus or minus a
specified spread (-0.13% to
0.04%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
ranging from
04/19/2023
- 12/10/2024 $140,812,461 $(8,191,577) $(799,334) $(8,990,911)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 114,000 395,743 9,074 (0.1)
Hong Kong
CK Asset Holdings Ltd. 361,500 2,608,665 (112,484) 1.3
CLP Holdings Ltd. 684,500 7,185,487 (282,719) 3.1
Henderson Land Development Co. Ltd. 2,307,580 11,323,422 (832,778) 9.3
HKT Trust & HKT Ltd. 820,000 1,155,616 (68,186) 0.8
Hysan Development Co. Ltd. 280,000 1,097,952 5,520 (0.1)
Kerry Properties Ltd. 396,000 1,257,728 (41,312) 0.5
Melco International Development Ltd. 597,000 1,677,213 (245,586) 2.7
New World Development Co. Ltd. 6,119,000 8,387,575 (973,965) 10.8
NWS Holdings Ltd. 997,000 1,397,358 (483,668) 5.4
Sun Hung Kai Properties Ltd. 365,500 5,597,590 173,758 (1.9)
WH Group Ltd. 7,272,000 7,519,059 632,356 (7.0)
Yue Yuen Industrial Holdings Ltd. 1,254,000 3,700,922 17,589 (0.2)
Macau
Sands China Ltd. 122,400 653,992 79,731 (0.9)
SJM Holdings Ltd. 913,000 1,039,599 78,857 (0.9)
Wynn Macau Ltd. 277,600 684,041 108,267 (1.2)
United Kingdom
CK Hutchison Holdings Ltd. 1,549,000 14,770,470 (1,443,012) 16.0
Short Positions
Common Stocks
China
Minth Group Ltd. (1,628,000) (5,748,597) 52,838 (0.6)
Hong Kong
AIA Group Ltd. (2,068,000) (21,751,155) (2,283,417) 25.4
ASM Pacific Technology Ltd. (545,300) (7,568,965) (1,823,199) 20.3
Hang Lung Properties Ltd. (253,000) (555,523) 21,664 (0.2)
Hang Seng Bank Ltd. (20,200) (417,534) 19,084 (0.2)
HK Electric Investments & HK Electric Investments Ltd. (2,095,000) (2,064,861) 22,125 (0.2)
Hong Kong & China Gas Co. Ltd. (3,246,400) (6,343,042) (47,912) 0.5
Power Assets Holdings Ltd. (519,000) (3,796,807) (147,691) 1.6
Swire Properties Ltd. (434,400) (1,439,101) (69,052) 0.8
Techtronic Industries Co. Ltd. (559,000) (4,562,388) (1,166,437) 13.0
Vitasoy International Holdings Ltd. (588,000) (2,133,039) 347,393 (3.9)
Wharf Holdings Ltd. (The) (1,965,000) (4,994,427) (13,207) 0.1
Wharf Real Estate Investment Co. Ltd. (949,000) (5,790,384) 143,447 (1.6)
Macau
MGM China Holdings Ltd. (1,956,000) (3,194,206) 131,345 (1.5)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Tokyo
Overnight Average Rate
("TONAR") or LIBOR plus
or minus a specified spread
(-1.03% to 0.03%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
60-61 months
maturity
ranging from
04/20/2023
- 12/20/2024 $1,235,362,820 $(57,270,973) $(6,644,855) $(63,915,828)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 298,200 10,663,024 (129,874) 0.2
Central Japan Railway Co. 56,600 11,380,492 543,816 (0.9)
Fujitsu Ltd. 86,900 8,173,451 2,435,588 (3.8)
Haseko Corp. 815,500 10,947,145 (985,634) 1.5
Hitachi Ltd. 236,000 9,958,197 1,671,884 (2.6)
Inpex Corp. 1,040,600 10,780,335 (1,092,397) 1.7
ITOCHU Corp. 1,208,000 27,997,436 4,991,277 (7.8)
JXTG Holdings, Inc. 2,865,600 13,005,753 (4,135,006) 6.5
KDDI Corp. 527,400 15,735,703 2,501,391 (3.9)
Marubeni Corp. 2,723,200 20,120,024 141,091 (0.2)
Mazda Motor Corp. 949,700 8,092,810 (3,797,261) 5.9
Mitsubishi Corp. 370,300 9,809,754 (638,621) 1.0
Mitsui & Co. Ltd. 743,800 13,221,436 337,132 (0.5)
Nippon Telegraph & Telephone Corp. 998,000 25,223,144 3,201,387 (5.0)
Obayashi Corp. 1,155,200 12,830,419 743,263 (1.2)
ORIX Corp. 708,000 11,732,528 1,548,265 (2.4)
Resona Holdings, Inc. 2,294,900 10,002,394 (650,648) 1.0
Showa Denko KK 368,200 9,704,100 (810,110) 1.3
Sojitz Corp. 4,436,900 14,300,564 (1,125,541) 1.8
Sumitomo Corp. 687,200 10,207,218 (1,149,314) 1.8
Tokyo Electric Power Co. Holdings, Inc. 5,486,100 23,483,562 (6,343,277) 9.9
Tokyo Gas Co. Ltd. 671,600 16,319,149 (746,024) 1.2
Tosoh Corp. 648,200 9,986,034 (561,796) 0.9
West Japan Railway Co. 102,300 8,848,292 1,764,595 (2.8)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (748,100) (15,438,085) (1,430,641) 2.2
Asics Corp. (732,100) (12,146,582) (525,756) 0.8
Cosmos Pharmaceutical Corp. (39,000) (8,085,221) (253,520) 0.4
CyberAgent, Inc. (465,200) (16,205,608) 4,709,061 (7.4)
Daifuku Co. Ltd. (209,400) (12,655,063) (1,777,841) 2.8
Daikin Industries Ltd. (82,300) (11,611,693) (1,617,234) 2.5
Isetan Mitsukoshi Holdings Ltd. (1,010,500) (9,074,004) 1,310,414 (2.1)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Kansai Paint Co. Ltd. (355,500) (8,684,554) (953,911) 1.5
Kikkoman Corp. (277,000) (13,560,475) (2,351,118) 3.7
LIXIL Group Corp. (826,200) (14,257,616) (2,992,171) 4.7
Marui Group Co. Ltd. (501,300) (12,222,974) (1,868,516) 2.9
MonotaRO Co. Ltd. (471,100) (12,541,148) (1,104,220) 1.7
Nidec Corp. (190,600) (26,032,874) 2,877,451 (4.5)
Nippon Paint Holdings Co. Ltd. (244,500) (12,587,271) (3,245,414) 5.1
Nomura Holdings, Inc. (1,924,300) (9,902,043) (3,095,374) 4.8
Park24 Co. Ltd. (352,600) (8,633,776) (1,117,498) 1.7
Pigeon Corp. (265,400) (9,717,938) 2,406,477 (3.8)
Ryohin Keikaku Co. Ltd. (546,000) (12,725,263) (2,376,372) 3.7
Shimano, Inc. (51,100) (8,290,003) (1,471,500) 2.3
SoftBank Group Corp. (204,100) (8,861,419) (690,613) 1.1
Sony Financial Holdings, Inc. (412,400) (9,899,609) (2,409,995) 3.8
Takeda Pharmaceutical Co. Ltd. (317,000) (12,538,055) (1,362,655) 2.1
TOTO Ltd. (397,800) (16,797,946) (1,158,174) 1.8
Tsuruha Holdings, Inc. (97,700) (12,544,487) (3,856,420) 6.0
Welcia Holdings Co. Ltd. (129,500) (8,227,045) (3,548,370) 5.6
Yaskawa Electric Corp. (445,300) (16,774,896) 2,026,526 (3.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.06% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
60-61 months
maturity
ranging from
04/19/2023
- 12/20/2024 $2,401,579,564 $10,779,277 $(3,816,970) $6,962,307
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
American Water Works Co., Inc. 102,045 12,536,228 1,167,726 16.8
Ameriprise Financial, Inc. 82,185 13,690,377 1,921,317 27.6
Amgen, Inc. 59,698 14,391,397 2,377,682 34.2
Arrow Electronics, Inc. 176,024 14,916,274 1,372,587 19.7
Assured Guaranty Ltd. 416,155 20,399,918 4,831,021 69.4
AT&T, Inc. 323,505 12,642,575 1,118,454 16.1
Athene Holding Ltd. 441,976 20,786,131 724,888 10.4
Biogen, Inc. 63,108 18,726,037 4,160,837 59.8
Capital One Financial Corp. 185,301 19,069,326 2,581,750 37.1
Charles River Laboratories International, Inc. 201,870 30,837,661 6,767,262 97.2
Consolidated Edison, Inc. 179,560 16,244,793 2,503,924 36.0
Deckers Outdoor Corp. 90,759 15,325,565 5,285,087 75.9
Estee Lauder Cos., Inc. (The) 81,467 16,826,194 5,135,676 73.8

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Everest Re Group Ltd. 74,076 20,507,200 2,178,575 31.3
Gilead Sciences, Inc. 199,740 12,979,105 (659,527) (9.5)
Jabil, Inc. 390,693 16,147,342 4,653,154 66.8
Kroger Co. (The) 467,234 13,545,114 828,178 11.9
ManpowerGroup, Inc. 155,035 15,053,898 (1,428,969) (20.5)
PepsiCo, Inc. 104,933 14,341,193 250,486 3.6
Pfizer, Inc. 383,367 15,020,319 (2,120,951) (30.5)
Procter & Gamble Co. (The) 161,142 20,126,636 2,259,464 32.5
PulteGroup, Inc. 418,772 16,248,354 4,576,915 65.7
Reinsurance Group of America, Inc. 100,933 16,458,135 1,008,321 14.5
Robert Half International, Inc. 257,695 16,273,439 223,205 3.2
Synchrony Financial 427,776 15,404,214 1,489,605 21.4
Tech Data Corp. 117,120 16,818,432 7,082,979 101.7
Thermo Fisher Scientific, Inc. 40,924 13,294,980 2,259,079 32.4
Tyson Foods, Inc. 140,716 12,810,785 2,756,626 39.6
Verizon Communications, Inc. 211,450 12,983,030 1,028,071 14.8
Short Positions
Common Stocks
Panama
Copa Holdings SA (168,027) (18,160,358) (3,596,550) (51.7)
United States
Agios Pharmaceuticals, Inc. (338,840) (16,179,610) 9,024,638 129.6
Alnylam Pharmaceuticals, Inc. (125,144) (14,412,834) (4,231,971) (60.8)
Ball Corp. (192,809) (12,468,958) (2,173,858) (31.2)
CenterPoint Energy, Inc. (480,390) (13,100,235) 568,475 8.2
Charter Communications, Inc. (26,207) (12,712,492) (4,441,211) (63.8)
Dominion Energy, Inc. (161,665) (13,389,095) (832,430) (12.0)
Edison International (333,764) (25,169,143) (3,152,533) (45.3)
FedEx Corp. (90,798) (13,729,566) 892,168 12.8
FirstEnergy Corp. (406,876) (19,774,174) (5,496,242) (78.9)
Freeport-McMoRan, Inc. (1,363,041) (17,883,098) (1,764,538) (25.3)
Illumina, Inc. (52,717) (17,488,338) (2,988,186) (42.9)
Liberty Broadband Corp. (146,104) (18,372,578) (6,826,644) (98.1)
National Fuel Gas Co. (295,363) (13,746,194) 1,145,775 16.5
Pure Storage, Inc. (1,056,534) (18,077,297) (341,859) (4.9)
Sealed Air Corp. (463,288) (18,452,761) 1,333,917 19.2
Stericycle, Inc. (246,951) (15,757,943) (2,198,367) (31.6)
Tesla, Inc. (60,387) (25,261,694) (11,157,432) (160.3)
Visteon Corp. (143,960) (12,465,496) (3,753,638) (53.9)
Willis Towers Watson plc (62,343) (12,589,545) (3,814,780) (54.8)
Zayo Group Holdings, Inc. (694,821) (24,075,548) (835,808) (12.0)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-1.20% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
13-39 months
maturity
01/14/2021 $375,877,693 $(1,352,584) $128,226 $(1,224,358)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 46,326 2,742,266 129,157 (10.5)
Russia
Evraz plc 1,042,121 5,580,370 (1,672,159) 136.6
South Africa
Anglo American plc 111,651 3,207,504 142,048 (11.6)
Investec plc 578,931 3,402,246 (378,393) 30.9
United Kingdom
Auto Trader Group plc 411,513 3,249,780 100,060 (8.2)
Babcock International Group plc 688,711 5,747,259 1,395,184 (114.0)
Barratt Developments plc 1,350,128 13,368,210 3,028,115 (247.3)
Bellway plc 221,722 11,190,889 1,173,568 (95.9)
Berkeley Group Holdings plc 242,826 15,631,548 3,667,221 (299.5)
Britvic plc 244,860 2,934,551 119,879 (9.8)
BT Group plc 3,395,727 8,652,962 (594,383) 48.5
Close Brothers Group plc 176,525 3,738,804 607,216 (49.6)
Hays plc 1,641,962 3,948,965 284,817 (23.3)
Howden Joinery Group plc 298,402 2,658,540 830,689 (67.8)
Lloyds Banking Group plc 3,115,143 2,580,653 185,902 (15.2)
Micro Focus International plc 399,653 5,609,381 (2,295,834) 187.5
National Grid plc 780,327 9,751,879 976,403 (79.7)
Next plc 49,971 4,656,434 811,690 (66.3)
Pennon Group plc 504,415 6,841,736 1,840,726 (150.3)
Persimmon plc 261,466 9,339,332 651,321 (53.2)
Royal Mail plc 2,422,746 7,286,323 (3,648,859) 298.0
Taylor Wimpey plc 4,526,577 11,606,475 980,084 (80.0)
United Utilities Group plc 1,209,477 15,135,281 2,241,723 (183.1)
William Hill plc 1,060,870 2,653,851 (1,580,138) 129.1
Short Positions
Common Stocks
Chile
Antofagasta plc (274,384) (3,322,170) (340,600) 27.8
South Africa
Old Mutual Ltd. (3,178,422) (4,436,007) 1,465,975 (119.7)
Switzerland
Glencore plc (993,151) (3,092,394) (61,005) 5.0

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Arab Emirates
NMC Health plc (313,251) (7,339,278) 2,924,527 (238.9)
United Kingdom
B&M European Value Retail SA (948,251) (5,145,407) (542,893) 44.3
Beazley plc (341,079) (2,509,594) 15,377 (1.3)
Bunzl plc (113,086) (3,092,984) 75,398 (6.2)
Burberry Group plc (117,199) (3,421,697) (284,951) 23.3
Capita plc (2,715,423) (5,914,145) (1,589,643) 129.8
easyJet plc (735,979) (13,863,530) (3,907,189) 319.1
Hargreaves Lansdown plc (271,200) (6,956,611) 40,916 (3.3)
Hiscox Ltd. (325,370) (6,141,767) 386,313 (31.6)
Melrose Industries plc (4,186,625) (13,335,352) (4,027,239) 328.9
Mondi plc (397,811) (9,328,352) (683,783) 55.8
Prudential plc (286,734) (5,494,006) 189,255 (15.5)
Reckitt Benckiser Group plc (86,052) (6,989,874) (64,916) 5.3
Rentokil Initial plc (700,405) (4,197,927) (858,135) 70.1
Rolls-Royce Holdings plc (642,255) (5,804,708) 1,123,152 (91.7)
RSA Insurance Group plc (965,964) (7,239,616) (110,077) 9.0
SSE plc (223,122) (4,255,437) (651,687) 53.2
Standard Chartered plc (620,371) (5,845,813) (128,297) 10.5
Standard Life Aberdeen plc (1,516,196) (6,596,404) (1,057,158) 86.3
Tesco plc (1,501,295) (5,073,829) (605,754) 49.5
Virgin Money UK plc (1,116,018) (2,786,108) (389,918) 31.8
Vodafone Group plc (4,284,364) (8,317,556) 75,814 (6.2)
Weir Group plc (The) (206,533) (4,130,657) 227,320 (18.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
6-27 months
maturity
05/18/2020 $139,822,305 $3,394,970 $235,257 $3,630,227
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 108,683 4,412,310 (645,090) (17.8)
Switzerland
Adecco Group AG (Registered) 41,708 2,636,873 263,262 7.3
Flughafen Zurich AG (Registered) 4,194 765,530 (26,573) (0.7)
Geberit AG (Registered) 735 412,542 12,586 0.3
Georg Fischer AG (Registered) 686 695,621 63,798 1.8
Helvetia Holding AG (Registered) 20,801 2,938,123 542,243 14.9
Nestle SA (Registered) 69,571 7,532,123 510,260 14.1
Novartis AG (Registered) 115,639 10,949,812 905,321 24.9

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Roche Holding AG 69,632 22,630,596 3,835,731 105.7
Sonova Holding AG (Registered) 11,576 2,646,373 563,597 15.5
Swiss Life Holding AG (Registered) 37,837 18,981,702 4,743,409 130.7
Swisscom AG (Registered) 4,731 2,504,477 104,110 2.9
Zurich Insurance Group AG 10,926 4,481,841 770,604 21.2
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (298,777) (7,207,441) (1,320,188) (36.4)
Alcon, Inc. (7,581) (429,400) 21,560 0.6
Cie Financiere Richemont SA (Registered) (4,746) (370,904) (892) (0.0)
Credit Suisse Group AG (Registered) (160,104) (2,164,234) (143,024) (3.9)
dormakaba Holding AG (540) (386,571) 3,156 0.1
Dufry AG (Registered) (35,249) (3,495,337) (416,336) (11.5)
EMS-Chemie Holding AG (Registered) (1,901) (1,249,784) (71,228) (2.0)
Idorsia Ltd. (246,717) (7,628,279) (2,271,492) (62.6)
Julius Baer Group Ltd. (135,965) (7,009,393) (1,095,603) (30.2)
Kuehne + Nagel International AG (Registered) (11,845) (1,997,857) (310,633) (8.6)
Lonza Group AG (Registered) (9,230) (3,367,173) (39,807) (1.1)
OC Oerlikon Corp. AG (Registered) (267,101) (3,130,107) 905,318 24.9
Partners Group Holding AG (7,000) (6,415,691) (992,175) (27.3)
Sika AG (Registered) (18,254) (3,428,020) (521,009) (14.4)
Straumann Holding AG (Registered) (704) (690,576) (93,454) (2.6)
Swiss Re AG (16,239) (1,824,330) (159,939) (4.4)
Vifor Pharma AG (40,762) (7,439,285) (1,742,542) (48.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
6-24 months
maturity
02/18/2020 $71,683,063 $(4,571,062) $(2,710,331) $(7,281,393)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 47,449 7,081,097 820,632 (11.3)
Coloplast A/S 4,968 616,335 165,074 (2.3)
GN Store Nord A/S 59,410 2,794,689 661,371 (9.1)
H Lundbeck A/S 83,541 3,193,816 (526,569) 7.2
ISS A/S 69,237 1,660,635 (343,842) 4.7
Jyske Bank A/S (Registered) 13,752 501,817 (81,987) 1.1

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Novo Nordisk A/S 63,759 3,694,760 726,719 (10.0)
Orsted A/S 49,384 5,108,912 1,881,740 (25.8)
Pandora A/S 136,698 5,944,816 (1,309,928) 18.0
Rockwool International A/S 20,420 4,842,150 (1,324,439) 18.2
Vestas Wind Systems A/S 35,944 3,630,578 573,198 (7.9)
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (13,188) (19,027,997) (3,698,857) 50.8
Chr Hansen Holding A/S (15,178) (1,206,574) 55,881 (0.8)
FLSmidth & Co. A/S (46,285) (1,845,786) 361,233 (5.0)
Genmab A/S (44,512) (9,899,628) (2,509,549) 34.5
Novozymes A/S (12,942) (633,473) (21,739) 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-7.75% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
11-37 months
maturity
11/11/2020 $838,293,973 $(20,284,109) $(4,625,914) $(24,910,023)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas 340,955 20,161,557 3,204,860 (12.9)
KBC Group NV 111,452 8,402,884 (297,282) 1.2
Finland
Neste OYJ 268,675 9,350,160 3,534,404 (14.2)
France
Air France-KLM 716,458 7,992,735 1,446,566 (5.8)
BNP Paribas SA 131,166 7,796,257 1,686,131 (6.8)
Electricite de France SA 1,067,452 11,910,926 (3,118,372) 12.5
Engie SA 1,671,709 27,078,897 1,316,318 (5.3)
Orange SA 518,478 7,619,664 (342,639) 1.4
Peugeot SA 944,798 22,748,057 457,067 (1.8)
Societe Generale SA 230,380 8,039,798 1,014,912 (4.1)
Suez 432,674 6,556,422 472,091 (1.9)
TOTAL SA 211,593 11,741,405 (773,162) 3.1
Germany
Allianz SE (Registered) 57,999 14,211,366 1,536,369 (6.2)
Deutsche Lufthansa AG (Registered) 1,029,852 18,919,133 (12,002,822) 48.2
Deutsche Telekom AG (Registered) 435,109 7,110,632 (234,868) 0.9

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
Hannover Rueck SE 85,777 16,539,067 5,932,339 (23.8)
HeidelbergCement AG 116,904 8,494,817 (153,516) 0.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 59,761 17,635,051 4,181,569 (16.8)
Netherlands
ASR Nederland NV 215,875 8,090,024 (129,280) 0.5
Koninklijke Ahold Delhaize NV 1,087,054 27,255,050 1,605,920 (6.4)
NN Group NV 424,776 16,151,172 (1,233,577) 5.0
Randstad NV 102,547 6,283,583 900,107 (3.6)
Signify NV 204,143 6,389,431 (85,443) 0.3
Spain
Endesa SA 699,194 18,671,789 4,136,466 (16.6)
Iberdrola SA 1,238,264 12,761,016 925,997 (3.7)
United Kingdom
Dialog Semiconductor plc 169,280 8,597,261 2,426,555 (9.7)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (97,296) (7,968,582) 408,981 (1.6)
Umicore SA (111,109) (5,414,786) (1,773,655) 7.1
Finland
Stora Enso OYJ (581,463) (8,460,742) (1,998,968) 8.0
France
Accor SA (272,869) (12,808,144) (775,069) 3.1
Edenred (323,826) (16,782,114) (7,606,797) 30.5
Iliad SA (87,200) (11,342,289) 1,855,544 (7.4)
Ingenico Group SA (54,216) (5,897,526) (1,908,032) 7.7
Remy Cointreau SA (68,190) (8,380,679) 325,288 (1.3)
Valeo SA (165,133) (5,852,856) (875,420) 3.5
Vivendi SA (201,740) (5,841,894) (611,169) 2.5
Germany
Delivery Hero SE (198,506) (15,733,441) (7,549,007) 30.3
Deutsche Bank AG (Registered) (3,196,071) (24,764,822) 10,790,420 (43.3)
RWE AG (673,317) (20,631,769) (2,789,901) 11.2
thyssenkrupp AG (1,155,744) (15,529,857) 630,487 (2.5)
United Internet AG (Registered) (217,124) (7,110,652) 1,211,680 (4.9)
Zalando SE (120,164) (6,059,891) (1,902,117) 7.6
Luxembourg
ArcelorMittal SA (597,206) (10,522,579) (1,550,411) 6.2
Netherlands
Adyen NV (12,031) (9,896,653) (1,139,994) 4.6
Koninklijke KPN NV (2,496,337) (7,387,601) (809,494) 3.2
OCI NV (258,791) (5,479,054) 395,050 (1.6)
Spain
Amadeus IT Group SA (73,106) (5,987,145) (300,220) 1.2
Cellnex Telecom SA (586,878) (25,315,362) (9,686,787) 38.9
Ferrovial SA (469,866) (14,235,600) (3,657,267) 14.7
Industria de Diseno Textil SA (188,065) (6,646,312) (1,363,015) 5.5

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
02/18/2020 $32,953,163 $2,474,154 $136,941 $2,611,095
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
DNB ASA 105,885 1,981,416 28,061 1.1
Equinor ASA 104,253 2,079,043 (464,568) (17.8)
Gjensidige Forsikring ASA 22,623 474,878 57,967 2.2
Mowi ASA 436,696 11,354,500 4,066,761 155.7
Salmar ASA 47,029 2,410,058 517,681 19.8
Short Positions
Common Stocks
France
Adevinta ASA (50,014) (594,132) (277,531) (10.6)
Norway
Norsk Hydro ASA (1,327,086) (4,934,919) (83,790) (3.2)
Schibsted ASA (155,397) (4,701,608) (1,555,153) (59.6)
Telenor ASA (85,807) (1,538,149) 183,737 7.0
Yara International ASA (29,132) (1,213,750) 30,797 1.2
United Kingdom
Subsea 7 SA (139,655) (1,670,710) (29,808) (1.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
8-24 months
maturity
02/18/2020 $72,137,130 $(3,362,859) $(1,608,087) $(4,970,946)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Axfood AB 83,504 1,859,632 270,422 (5.4)
Boliden AB 78,404 2,082,306 (249,804) 5.0
Essity AB 117,554 3,785,972 154,626 (3.1)
Getinge AB 71,098 1,322,222 185,157 (3.7)
Hennes & Mauritz AB 151,245 3,085,027 595,279 (12.0)
ICA Gruppen AB 36,106 1,686,582 135,122 (2.7)
Sandvik AB 54,813 1,067,613 77,068 (1.6)
Securitas AB 204,660 3,526,132 468,128 (9.4)
Skanska AB 45,782 1,035,663 229,312 (4.6)
SKF AB 134,395 2,721,005 339,282 (6.8)
SSAB AB 897,198 3,152,524 (695,861) 14.0
Swedish Orphan Biovitrum AB 254,615 4,220,442 (1,695,976) 34.1
Telia Co. AB 203,827 875,748 (62,426) 1.3
Trelleborg AB 30,959 557,321 115,625 (2.3)
Volvo AB 395,074 6,614,010 624,891 (12.6)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (71,584) (3,437,743) 727,099 (14.6)
Sweden
BillerudKorsnas AB (159,901) (1,889,474) 833 (0.0)
Elekta AB (65,727) (867,151) (804) 0.0
Hexagon AB (13,017) (729,620) (69,396) 1.4
Hexpol AB (171,368) (1,684,123) (308,675) 6.2
Husqvarna AB (83,635) (670,226) 82,993 (1.7)
Nibe Industrier AB (45,998) (798,037) (177,219) 3.6
Saab AB (16,531) (554,372) (38,897) 0.8
Svenska Cellulosa AB SCA (1,361,372) (13,805,145) (2,321,922) 46.7
Svenska Handelsbanken AB (93,511) (1,007,137) (79,754) 1.6
Swedish Match AB (113,099) (5,826,490) (736,977) 14.8
Tele2 AB (58,108) (843,382) (8,810) 0.2
Telefonaktiebolaget LM Ericsson (278,334) (2,432,031) (922,175) 18.6

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (4,170,000) $ – $ (4,170,000)
BARC
Cash – 136,864,639 136,864,639
U.S. Treasury Bills – 26,862,633 26,862,633
CITI
Investment Companies 48,310,468 – 48,310,468
GSCO
Cash – 1,703,553 1,703,553
U.S. Treasury Bills – 41,838,601 41,838,601
GSIN
Cash 272,123,452 – 272,123,452
JPMC
Investment Companies 54,737,360 – 54,737,360
JPMS
Cash – 43,896,930 43,896,930
MLIN
Cash (4,940,000) – (4,940,000)
MSCL
Cash – 15,789,906 15,789,906
MSIP
U.S. Treasury Bills 117,796,451 – 117,796,451
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Cash $ (1,850,000) $ – $ (1,850,000)
Investment Companies 10,523,048 – 10,523,048
GSCO
Cash – 12,322,417 12,322,417
GSIN
Cash 4,780,000 – 4,780,000
JPPC
Cash – 192,332 192,332
MSCL
Cash – 29,136,494 29,136,494

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
LONG POSITIONS - 117.0%
COMMON STOCKS - 27.1%
Austria - 0.1%
ams AG*(a) 7,106 $ 288,489
Belgium - 0.7%
Ageas(a) 16,661 985,209
bpost SA(a) 8,123 93,915
Colruyt SA(a) 2,597 135,438
KBC Group NV(a) 1,087 81,954
Proximus SADP(a) 13,226 378,974
UCB SA(a) 2,762 219,785
1,895,275
—
Canada - 3.3%
Air Canada(1)*(a) 22,711 848,417
Alimentation Couche-Tard, Inc., Class
B(1)(a) 8,312 263,785
ARC Resources Ltd.(1)(a) 9,552 60,171
Atco Ltd., Class I(1)(a) 5,611 215,055
Bank of Montreal(1)(a) 3,982 308,612
Bank of Nova Scotia (The)(1)(a) 4,256 240,405
BCE, Inc.(1)(a) 614 28,446
Brookfield Asset Management, Inc.,
Class A(1)(a) 341 19,703
Canadian Imperial Bank of
Commerce(1)(a) 6,923 576,105
Canadian Tire Corp. Ltd., Class A(1)
(a) 1,623 174,667
Canadian Utilities Ltd., Class A(1) 925 27,902
CGI, Inc.(1)*(a) 6,631 554,921
CI Financial Corp.(1)(a) 13,040 218,011
Cogeco Communications, Inc.(1) 257 22,404
Cronos Group, Inc.(1)*(a) 7,021 53,906
Emera, Inc.(1)(a) 4,792 205,880
Empire Co. Ltd., Class A(1)(a) 2,989 70,113
Encana Corp.(1)(a) 107,685 504,197
Fortis, Inc.(1)(a) 811 33,650
Husky Energy, Inc.(1)(a)(b) 8,147 65,374
Hydro One Ltd.(1)(a)(c) 10,876 210,057
iA Financial Corp., Inc.(1)(a) 2,558 140,512
IGM Financial, Inc.(1)(a) 2,367 67,954
Intact Financial Corp.(1)(a) 243 26,277
Linamar Corp.(1)(a) 6,192 234,271
Loblaw Cos. Ltd.(1)(a) 540 27,862
Magna International, Inc.(1)(a) 7,598 416,601
Manulife Financial Corp.(1)(a) 25,484 517,314
National Bank of Canada(1)(a) 6,905 383,283
Northland Power, Inc.(1)(a) 2,533 53,057
Onex Corp.(1) 806 51,002
Open Text Corp.(1)(a) 774 34,106
Peyto Exploration & Development
Corp.(1)(a) 24,718 72,333
Power Financial Corp.(1)(a) 5,267 141,719
Quebecor, Inc., Class B(1)(a) 11,088 282,974
Rogers Communications, Inc., Class
B(1)(a) 2,696 133,871
Royal Bank of Canada(1)(a) 4,841 383,052
Seven Generations Energy Ltd., Class
A(1)*(a) 38,507 251,168
Stantec, Inc.(1) 713 20,151
INVESTMENTS SHARES VALUE
Canada - 3.3% (continued)
Sun Life Financial, Inc.(1) 1,076 $ 49,062
Teck Resources Ltd., Class B(1)(a) 8,797 152,561
Toronto-Dominion Bank (The)(1)(a) 3,145 176,389
Tourmaline Oil Corp.(1)(a) 28,434 333,268
8,650,568
—
China - 0.2%
Yangzijiang Shipbuilding Holdings
Ltd.(a) 527,700 439,874
Denmark - 0.8%
Carlsberg A/S, Class B(a) 3,337 498,000
GN Store Nord A/S(a) 1,397 65,716
H Lundbeck A/S(a) 2,933 112,130
ISS A/S(a) 3,954 94,836
Novo Nordisk A/S, Class B 419 24,281
Orsted A/S(a)(c) 539 55,761
Pandora A/S(a) 13,530 588,402
Rockwool International A/S, Class
B(a) 1,281 303,761
Vestas Wind Systems A/S(a) 2,202 222,416
1,965,303
—
Finland - 0.4%
Fortum OYJ(a) 8,499 209,785
Kesko OYJ, Class B(a) 3,787 268,059
Kone OYJ, Class B(a) 400 26,155
Neste OYJ(a) 5,455 189,839
Orion OYJ, Class B(a) 3,585 166,027
Sampo OYJ, Class A(a) 1,877 81,956
941,821
—
Germany - 0.4%
Deutsche Lufthansa AG (Registered)
(a) 50,136 921,035
OSRAM Licht AG 1,335 66,113
987,148
—
Italy - 2.5%
A2A SpA(a) 297,499 558,656
Assicurazioni Generali SpA(a) 47,357 977,676
Autogrill SpA(a) 4,529 47,412
BPER Banca(a) 23,410 117,788
Enel SpA(a) 182,976 1,453,529
Eni SpA(a) 12,549 194,901
Hera SpA(a) 52,589 230,342
Intesa Sanpaolo SpA 67,448 177,671
Italgas SpA(a) 39,014 238,520
Leonardo SpA(a) 29,062 340,820
Mediobanca Banca di Credito
Finanziario SpA 1,765 19,434
Poste Italiane SpA(a)(c) 87,160 990,388
Snam SpA(a) 28,241 148,486
Telecom Italia SpA* 171,663 107,205
Terna Rete Elettrica Nazionale SpA(a) 36,449 243,768
Unipol Gruppo SpA(a) 62,001 355,952
UnipolSai Assicurazioni SpA(a) 109,026 317,082
6,519,630
—

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Japan - 12.2%
ABC-Mart, Inc.(a) 500 $ 34,131
AGC, Inc.(a) 18,900 675,825
Alfresa Holdings Corp.(a) 20,800 422,553
Alps Alpine Co. Ltd.(a) 1,800 40,859
Amada Holdings Co. Ltd.(a) 13,000 147,859
Aozora Bank Ltd.(a) 1,300 34,344
Astellas Pharma, Inc.(a) 12,600 215,082
Bandai Namco Holdings, Inc.(a) 7,800 474,491
Bridgestone Corp. 700 26,005
Brother Industries Ltd.(a) 8,900 183,814
Central Japan Railway Co.(a) 2,800 562,993
Chubu Electric Power Co., Inc.(a) 34,100 482,032
Citizen Watch Co. Ltd.(a) 14,900 81,147
Dai Nippon Printing Co. Ltd. 1,100 29,752
Daicel Corp.(a) 8,200 78,395
Dai-ichi Life Holdings, Inc.(a) 1,200 19,776
DeNA Co. Ltd.(a)(b) 5,300 85,421
East Japan Railway Co.(a) 800 72,210
Electric Power Development Co. Ltd.
(a) 11,300 274,280
Fujitsu Ltd.(a) 4,600 432,657
Fukuoka Financial Group, Inc.(a) 12,400 236,915
GungHo Online Entertainment, Inc.(a) 15,280 323,712
Hakuhodo DY Holdings, Inc.(a) 3,300 53,100
Haseko Corp.(a) 33,600 451,041
Hino Motors Ltd. 7,300 77,201
Hitachi Chemical Co. Ltd.(a) 900 37,706
Hitachi High-Technologies Corp.(a) 1,100 77,901
Hitachi Ltd.(a) 14,100 594,960
Honda Motor Co. Ltd. 800 22,641
Hoya Corp.(a) 1,400 133,647
Idemitsu Kosan Co. Ltd.(a) 8,400 232,106
Inpex Corp.(a) 61,400 636,087
Isuzu Motors Ltd.(a) 4,300 50,829
ITOCHU Corp.(a) 54,500 1,263,130
Itochu Techno-Solutions Corp.(a) 1,100 30,978
Japan Airlines Co. Ltd.(a) 13,000 404,766
Japan Post Holdings Co. Ltd.(a) 24,300 228,528
JFE Holdings, Inc.(a) 14,500 186,056
JTEKT Corp.(a) 12,400 146,483
JXTG Holdings, Inc.(a) 145,800 661,725
Kajima Corp.(a) 19,800 263,245
Kaken Pharmaceutical Co. Ltd.(a) 700 38,623
Kamigumi Co. Ltd.(a) 12,100 265,981
KDDI Corp.(a) 28,400 847,353
Konami Holdings Corp.(a) 800 32,874
Konica Minolta, Inc.(a) 20,100 130,933
Kyocera Corp.(a) 4,500 306,701
Kyushu Railway Co.(a) 12,400 415,122
Mabuchi Motor Co. Ltd.(a) 4,100 154,798
Marubeni Corp.(a) 113,400 837,842
Mazda Motor Corp.(a) 49,800 424,368
Medipal Holdings Corp.(a) 20,000 441,407
MINEBEA MITSUMI, Inc.(a) 3,800 78,493
Mitsubishi Chemical Holdings Corp.(a) 37,600 280,165
Mitsubishi Corp.(a) 11,700 309,949
Mitsubishi Electric Corp.(a) 11,100 151,134
Mitsubishi Gas Chemical Co., Inc.(a) 4,300 65,507
Mitsubishi Heavy Industries Ltd.(a) 4,200 162,863
INVESTMENTS SHARES VALUE
Japan - 12.2% (continued)
Mitsubishi UFJ Financial Group, Inc.
(a) 37,400 $ 202,197
Mitsubishi UFJ Lease & Finance Co.
Ltd.(a) 8,100 52,145
Mitsui & Co. Ltd.(a) 31,700 563,484
Mitsui Chemicals, Inc.(a) 10,600 258,209
Mixi, Inc.(a) 12,900 244,575
MS&AD Insurance Group Holdings,
Inc.(a) 10,500 346,591
Nexon Co. Ltd.*(a) 22,900 303,775
NH Foods Ltd.(a) 500 20,712
NHK Spring Co. Ltd.(a) 19,700 178,292
Nikon Corp.(a) 3,300 40,358
Nippon Electric Glass Co. Ltd.(a) 2,000 44,400
Nippon Express Co. Ltd.(a)(b) 2,000 117,238
Nippon Shokubai Co. Ltd.(a) 1,100 68,165
Nippon Steel Corp.(a) 14,600 220,065
Nippon Telegraph & Telephone Corp.
(a) 44,800 1,132,262
Nitto Denko Corp.(a) 500 28,114
NSK Ltd.(a) 6,300 59,555
NTT Data Corp.(a) 4,700 62,858
Obayashi Corp.(a) 49,500 549,780
Oji Holdings Corp. 7,200 38,938
ORIX Corp.(a) 36,600 606,512
Osaka Gas Co. Ltd.(a) 10,000 191,232
Otsuka Corp.(a) 500 19,967
Resona Holdings, Inc.(a) 139,200 606,708
Sankyu, Inc. 800 40,202
Sawai Pharmaceutical Co. Ltd.(a) 1,900 120,372
Sekisui House Ltd.(a) 16,400 350,220
Shimamura Co. Ltd.(a) 700 53,217
Shimizu Corp. 20,400 207,811
Shinsei Bank Ltd.(a) 18,500 282,258
Shionogi & Co. Ltd.(a) 2,600 160,840
Showa Denko KK(a) 20,000 527,110
Sojitz Corp.(a) 313,600 1,010,765
Subaru Corp. 3,800 94,125
Sugi Holdings Co. Ltd. 400 21,102
Sumitomo Chemical Co. Ltd.(a) 51,500 233,839
Sumitomo Corp.(a) 31,200 463,424
Sumitomo Heavy Industries Ltd.(a) 12,200 346,539
Sumitomo Mitsui Financial Group,
Inc.(a) 11,800 435,837
Sumitomo Mitsui Trust Holdings, Inc.
(a) 3,800 150,218
Suntory Beverage & Food Ltd. 1,000 41,749
Suzuken Co. Ltd.(a) 8,770 357,447
Taiheiyo Cement Corp.(a) 18,000 528,356
Taisei Corp.(a) 3,200 132,547
Takashimaya Co. Ltd. 2,300 25,799
TDK Corp.(a) 200 22,476
Teijin Ltd.(a) 17,400 325,069
TIS, Inc. 400 23,645
Toho Gas Co. Ltd.(a) 3,600 146,996
Tohoku Electric Power Co., Inc.(a) 6,900 68,404
Tokyo Broadcasting System Holdings,
Inc.(a) 4,800 81,493
Tokyo Electric Power Co. Holdings,
Inc.*(a) 258,000 1,104,385

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Japan - 12.2% (continued)
Tokyo Gas Co. Ltd.(a) 39,100 $ 950,088
Toppan Printing Co. Ltd.(a)(b) 18,400 380,112
Tosoh Corp.(a) 29,900 460,633
Toyo Seikan Group Holdings Ltd.(a) 19,200 330,513
Toyoda Gosei Co. Ltd. 1,400 34,957
Toyota Motor Corp. 300 21,138
Toyota Tsusho Corp.(a) 3,500 122,947
West Japan Railway Co. 400 34,597
Yamaguchi Financial Group, Inc.(a) 20,200 136,612
Yokohama Rubber Co. Ltd. (The) 1,000 19,395
31,233,865
—
Netherlands - 1.4%
ASM International NV(a) 2,345 264,686
ASR Nederland NV(a) 9,303 348,635
Koninklijke Ahold Delhaize NV(a) 57,410 1,439,406
NN Group NV(a) 17,627 670,228
Randstad NV(a) 7,258 444,735
Signify NV(a)(c) 7,901 247,292
Wolters Kluwer NV(a) 536 39,136
3,454,118
—
Norway - 0.4%
Equinor ASA(a) 6,680 133,214
Leroy Seafood Group ASA(a) 27,578 183,587
Mowi ASA(a) 14,605 379,744
Salmar ASA(a) 4,002 205,087
901,632
—
Singapore - 0.3%
ComfortDelGro Corp. Ltd.(a) 187,700 332,118
Genting Singapore Ltd.(a) 119,000 81,490
Venture Corp. Ltd.(a) 19,900 240,069
Wilmar International Ltd.(a) 40,500 124,080
777,757
—
Spain - 1.6%
Acciona SA(a) 1,077 113,555
ACS Actividades de Construccion y
Servicios SA(a) 3,512 140,881
Banco Bilbao Vizcaya Argentaria
SA(a) 53,303 299,261
Banco de Sabadell SA(a) 74,198 86,879
Banco Santander SA(a) 30,838 129,296
Ebro Foods SA(a) 263 5,699
Enagas SA(a) 8,856 226,202
Endesa SA(a) 32,793 875,728
Iberdrola SA(a) 53,574 552,111
Mapfre SA(a) 100,326 266,019
Naturgy Energy Group SA(a) 7,132 179,591
Red Electrica Corp. SA(a) 12,519 252,255
Repsol SA(a) 29,213 458,941
Telefonica SA(a) 58,295 407,663
3,994,081
—
Sweden - 0.9%
Assa Abloy AB, Class B(b) 974 22,768
Axfood AB(a) 6,936 154,465
Boliden AB*(a) 817 21,698
INVESTMENTS SHARES VALUE
Sweden - 0.9% (continued)
Essity AB, Class B(a) 12,872 $ 414,558
Getinge AB, Class B(a) 6,439 119,747
Hennes & Mauritz AB, Class B(a) 7,622 155,470
ICA Gruppen AB(a) 2,689 125,608
Sandvik AB(a) 2,185 42,558
Securitas AB, Class B(a) 11,385 196,155
Skanska AB, Class B(a) 3,993 90,328
SKF AB, Class B(a) 3,522 71,308
SSAB AB, Class A(a) 57,160 200,846
Swedish Orphan Biovitrum AB*(a) 14,988 248,438
Volvo AB, Class B(a) 19,693 329,684
2,193,631
—
Switzerland - 1.3%
Adecco Group AG (Registered)(a) 2,944 186,126
Flughafen Zurich AG (Registered)(a) 432 78,853
Geberit AG (Registered)(a) 168 94,295
Helvetia Holding AG (Registered)(a) 2,180 307,923
Nestle SA (Registered)(a) 1,071 115,952
Novartis AG (Registered)(a) 4,011 379,800
Roche Holding AG(a) 3,159 1,026,684
Sonova Holding AG (Registered)(a) 129 29,491
Swiss Life Holding AG (Registered)(a) 1,133 568,393
Swisscom AG (Registered)(a) 722 382,209
Zurich Insurance Group AG(a) 281 115,266
3,284,992
—
United Kingdom - 0.3%
Fiat Chrysler Automobiles NV(a) 27,034 400,821
Unilever NV 4,873 279,665
680,486
—
United States - 0.3%
Bausch Health Cos., Inc.(1)*(a) 6,292 188,341
BRP, Inc.(1)(a) 10,084 459,412
647,753
—
TOTAL COMMON STOCKS
(Cost $61,518,261) 68,856,423
SHORT-TERM INVESTMENTS - 89.9%
INVESTMENT COMPANIES - 64.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(1)(d)(e) 5,123,402 5,123,402
Limited Purpose Cash Investment
Fund, 1.61%(1)(d)(f) 159,933,629 159,933,629
TOTAL INVESTMENT COMPANIES
(Cost $165,035,230) 165,057,031
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25.1%
U.S. Treasury Bills
1.91%, 2/13/2020(g) $ 1,655,000 1,652,128
1.86%, 2/27/2020(g)(h) 9,489,000 9,466,711
1.84%, 3/5/2020(g)(h) 10,438,000 10,410,555
1.89%, 3/19/2020(g) 163,000 162,483
1.81%, 4/2/2020(g) 2,338,000 2,328,987
1.55%, 5/7/2020(g) 919,000 914,099

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 25.1% (continued)
1.56%, 5/14/2020(g)(h) $ 8,960,000 $ 8,909,428
1.55%, 5/21/2020(g)(h) 5,940,000 5,904,744
1.59%, 5/28/2020(g)(h) 3,427,000 3,405,516
1.58%, 6/4/2020(g)(h) 3,433,000 3,410,436
1.53%, 6/11/2020(g)(h) 9,173,000 9,109,977
1.58%, 6/25/2020(g)(h) 360,000 357,312
1.57%, 7/2/2020(g) 7,974,000 7,911,414
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $63,926,082) 63,943,790
TOTAL SHORT-TERM INVESTMENTS
(Cost $228,961,312) 229,000,821
TOTAL LONG POSITIONS
(Cost $290,479,573) 297,857,244
SHARES
SHORT POSITIONS - (22.8)%
COMMON STOCKS - (22.8)%
Belgium - (0.2)%
Anheuser-Busch InBev SA/NV (1,353) (110,811)
Telenet Group Holding NV (5,803) (260,863)
Umicore SA (4,078) (198,737)
(570,411)
—
Brazil - 0.0%(i)
Yamana Gold, Inc.(1) (6,797) (26,904)
Canada - (3.6)%
Agnico Eagle Mines Ltd.(1) (4,101) (252,588)
Algonquin Power & Utilities Corp.(1) (1,812) (25,634)
AltaGas Ltd.(1) (36,627) (557,916)
Barrick Gold Corp.(1) (15,749) (292,531)
BlackBerry Ltd.(1)* (35,652) (229,251)
Bombardier, Inc., Class B(1)* (268,859) (399,598)
Cameco Corp.(1) (24,553) (218,198)
Canada Goose Holdings, Inc.(1)* (6,006) (217,429)
Canadian National Railway Co.(1) (799) (72,279)
Canadian Pacific Railway Ltd.(1) (76) (19,374)
CCL Industries, Inc., Class B(1) (6,008) (255,949)
Cenovus Energy, Inc.(1) (44,000) (447,268)
Dollarama, Inc.(1) (15,900) (546,469)
Element Fleet Management Corp.(1) (21,866) (186,742)
Enbridge, Inc.(1) (4,925) (195,817)
Fairfax Financial Holdings Ltd.(1) (43) (20,191)
Finning International, Inc.(1) (10,981) (213,946)
Franco-Nevada Corp.(1) (2,595) (267,963)
Gildan Activewear, Inc.(1) (1,724) (50,968)
Imperial Oil Ltd.(1) (1,051) (27,802)
Inter Pipeline Ltd.(1) (15,239) (264,516)
Keyera Corp.(1) (6,821) (178,700)
Kinross Gold Corp.(1)* (8,851) (41,987)
Methanex Corp.(1) (1,556) (60,093)
Pan American Silver Corp.(1) (5,071) (120,122)
Parkland Fuel Corp.(1) (812) (29,834)
Pembina Pipeline Corp.(1) (13,930) (516,307)
PrairieSky Royalty Ltd.(1) (17,647) (206,972)
Restaurant Brands International, Inc.
(1) (3,619) (230,704)
Saputo, Inc.(1) (1,422) (44,022)
Shopify, Inc., Class A(1)* (705) (280,306)
INVESTMENTS SHARES VALUE
Canada - (3.6)% (continued)
SNC-Lavalin Group, Inc.(1) (31,087) $ (716,995)
Stars Group, Inc. (The)(1)* (11,881) (310,074)
Suncor Energy, Inc.(1) (1,575) (51,621)
TC Energy Corp.(1) (5,506) (293,246)
Vermilion Energy, Inc.(1) (2,659) (43,472)
West Fraser Timber Co. Ltd.(1) (4,697) (207,188)
Wheaton Precious Metals Corp.(1) (24,069) (716,204)
WSP Global, Inc.(1) (658) (44,931)
(8,855,207)
—
Chile - (0.1)%
Lundin Mining Corp.(1) (30,850) (184,356)
Colombia - 0.0%(i)
Millicom International Cellular SA,
SDR (2,594) (124,574)
Denmark - (0.6)%
AP Moller - Maersk A/S, Class B (577) (832,511)
Chr Hansen Holding A/S (1,819) (144,601)
DSV Panalpina A/S (246) (28,358)
FLSmidth & Co. A/S (1,799) (71,742)
Genmab A/S* (1,833) (407,666)
Novozymes A/S, Class B (653) (31,962)
(1,516,840)
—
Finland - (0.2)%
Nokia OYJ (14,358) (53,108)
Nokian Renkaat OYJ (1,986) (57,121)
Stora Enso OYJ, Class R (24,314) (353,788)
UPM-Kymmene OYJ (1,266) (43,923)
(507,940)
—
France - 0.0%(i)
Adevinta ASA, Class B* (627) (7,448)
Germany - (0.2)%
OSRAM Licht AG* (10,781) (490,373)
Italy - (1.1)%
Amplifon SpA (1,217) (35,024)
Atlantia SpA (13,252) (309,287)
Banca Generali SpA (5,408) (175,808)
Buzzi Unicem SpA (783) (19,737)
Davide Campari-Milano SpA (42,156) (385,192)
DiaSorin SpA (231) (29,916)
Ferrari NV (3,266) (542,272)
FinecoBank Banca Fineco SpA (28,236) (338,714)
Freni Brembo SpA (22,973) (285,225)
Moncler SpA (3,783) (170,263)
Pirelli & C SpA(c) (19,088) (110,170)
Prysmian SpA (19,549) (471,898)
Saipem SpA* (7,515) (36,754)
(2,910,260)
—
Japan - (12.4)%
Acom Co. Ltd. (32,300) (146,550)
Advantest Corp. (1,100) (62,038)
Aeon Co. Ltd. (34,100) (703,701)
AEON Financial Service Co. Ltd. (9,300) (146,537)
Asahi Intecc Co. Ltd. (8,500) (248,891)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Japan - (12.4)% (continued)
Asics Corp. (37,700) $ (625,497)
Bank of Kyoto Ltd. (The) (5,200) (221,733)
Benesse Holdings, Inc. (7,900) (207,649)
Calbee, Inc. (5,800) (188,972)
Canon, Inc. (2,500) (68,421)
Casio Computer Co. Ltd. (4,700) (93,922)
Chugoku Electric Power Co., Inc.
(The) (14,300) (187,975)
Coca-Cola Bottlers Japan Holdings,
Inc. (15,000) (383,255)
Cosmos Pharmaceutical Corp. (2,400) (497,552)
Credit Saison Co. Ltd. (8,300) (143,953)
CyberAgent, Inc. (24,300) (846,509)
Daifuku Co. Ltd. (9,200) (556,001)
Daiichi Sankyo Co. Ltd. (300) (19,813)
Daikin Industries Ltd. (3,300) (465,596)
Daiwa Securities Group, Inc. (7,300) (36,853)
Disco Corp. (1,400) (328,755)
Eisai Co. Ltd. (500) (37,413)
FamilyMart Co. Ltd. (13,000) (311,346)
FANUC Corp. (1,600) (295,464)
Fast Retailing Co. Ltd. (400) (237,630)
Fuji Electric Co. Ltd. (2,600) (78,981)
GMO Payment Gateway, Inc. (300) (20,544)
Hachijuni Bank Ltd. (The) (6,500) (28,273)
Hikari Tsushin, Inc. (700) (175,909)
Hirose Electric Co. Ltd. (200) (25,566)
Hisamitsu Pharmaceutical Co., Inc. (1,100) (53,572)
Hitachi Metals Ltd. (2,600) (38,271)
Hokuriku Electric Power Co.* (20,900) (152,511)
Hoshizaki Corp. (700) (62,412)
Ibiden Co. Ltd. (1,300) (30,950)
IHI Corp. (7,100) (166,147)
Isetan Mitsukoshi Holdings Ltd. (49,000) (440,006)
Izumi Co. Ltd. (2,100) (75,639)
J Front Retailing Co. Ltd. (4,600) (64,157)
Japan Airport Terminal Co. Ltd. (9,000) (499,366)
JGC Holdings Corp. (14,400) (229,191)
Kansai Electric Power Co., Inc. (The) (1,900) (22,011)
Kansai Paint Co. Ltd. (22,800) (556,984)
Keikyu Corp. (17,399) (335,435)
Keio Corp. (1,100) (66,560)
Keyence Corp. (800) (280,911)
Kikkoman Corp. (11,100) (543,398)
Kintetsu Group Holdings Co. Ltd. (1,600) (86,784)
Kobayashi Pharmaceutical Co. Ltd. (600) (50,821)
Kobe Bussan Co. Ltd. (8,200) (282,115)
Kobe Steel Ltd. (10,300) (55,189)
Koito Manufacturing Co. Ltd. (3,500) (162,071)
Kose Corp. (1,400) (204,070)
Kyushu Electric Power Co., Inc. (4,200) (36,439)
Lawson, Inc. (3,200) (181,640)
LINE Corp.* (4,700) (230,922)
Lion Corp. (1,500) (29,158)
LIXIL Group Corp. (46,900) (809,346)
Makita Corp. (3,400) (117,419)
Marui Group Co. Ltd. (25,200) (614,440)
McDonald's Holdings Co. Japan Ltd. (600) (28,907)
Mercari, Inc.* (9,000) (183,996)
MISUMI Group, Inc. (24,400) (603,904)
INVESTMENTS SHARES VALUE
Japan - (12.4)% (continued)
Mitsubishi Logistics Corp. (1,000) $ (26,012)
Mitsubishi Motors Corp. (5,900) (24,593)
Mitsui OSK Lines Ltd. (6,300) (173,253)
Mizuho Financial Group, Inc. (26,300) (40,513)
MonotaRO Co. Ltd. (20,900) (556,379)
Nabtesco Corp. (11,800) (347,710)
Nankai Electric Railway Co. Ltd. (1,600) (43,416)
NGK Spark Plug Co. Ltd. (1,800) (34,891)
Nidec Corp. (10,500) (1,434,129)
Nifco, Inc. (4,200) (114,698)
Nintendo Co. Ltd. (300) (119,988)
Nippon Paint Holdings Co. Ltd. (11,000) (566,298)
Nippon Shinyaku Co. Ltd. (5,000) (432,968)
Nippon Yusen KK (10,700) (192,853)
Nissin Foods Holdings Co. Ltd. (2,600) (193,109)
Nitori Holdings Co. Ltd. (2,100) (331,488)
Nomura Holdings, Inc. (100,000) (514,579)
Odakyu Electric Railway Co. Ltd. (11,600) (270,617)
Olympus Corp. (1,400) (21,578)
Oriental Land Co. Ltd. (700) (95,509)
Pan Pacific International Holdings
Corp. (8,000) (132,730)
Park24 Co. Ltd. (19,000) (465,235)
PeptiDream, Inc.* (4,100) (209,524)
Persol Holdings Co. Ltd. (26,900) (504,137)
Pigeon Corp. (10,500) (384,470)
Pola Orbis Holdings, Inc. (2,600) (61,930)
Rakuten, Inc. (9,400) (80,306)
Recruit Holdings Co. Ltd. (6,000) (224,732)
Renesas Electronics Corp.* (42,100) (287,625)
Ricoh Co. Ltd. (2,000) (21,763)
Rinnai Corp. (300) (23,445)
Ryohin Keikaku Co. Ltd. (31,000) (722,497)
SCREEN Holdings Co. Ltd. (2,700) (184,137)
Sega Sammy Holdings, Inc. (11,100) (160,724)
Seven Bank Ltd. (6,500) (21,295)
Sharp Corp. (12,800) (195,616)
Shikoku Electric Power Co., Inc. (5,400) (53,341)
Shimadzu Corp. (5,900) (184,512)
Shimano, Inc. (800) (129,785)
Shiseido Co. Ltd. (6,400) (454,464)
SMC Corp. (600) (274,389)
SoftBank Group Corp. (14,300) (620,864)
Sony Financial Holdings, Inc. (11,500) (276,056)
Sosei Group Corp.* (2,000) (39,716)
Square Enix Holdings Co. Ltd. (2,100) (104,567)
Sumitomo Metal Mining Co. Ltd. (3,000) (96,600)
Suzuki Motor Corp. (1,400) (58,439)
Sysmex Corp. (2,100) (142,978)
T&D Holdings, Inc. (5,500) (69,551)
Takeda Pharmaceutical Co. Ltd. (7,900) (312,463)
Tobu Railway Co. Ltd. (3,500) (126,703)
Tokyu Corp. (4,500) (83,217)
Toshiba Corp. (13,800) (468,396)
TOTO Ltd. (20,500) (865,655)
Tsuruha Holdings, Inc. (4,800) (616,311)
Unicharm Corp. (7,900) (266,761)
Welcia Holdings Co. Ltd. (7,800) (495,529)
Yakult Honsha Co. Ltd. (7,400) (407,833)
Yamato Holdings Co. Ltd. (21,400) (364,861)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Japan - (12.4)% (continued)
Yaskawa Electric Corp. (22,900) $ (862,665)
(31,276,444)
—
Luxembourg - (0.3)%
Aperam SA (713) (22,904)
ArcelorMittal SA (42,509) (748,995)
Tenaris SA (3,395) (38,465)
(810,364)
—
Netherlands - (0.7)%
Adyen NV*(c) (597) (491,090)
Akzo Nobel NV (1,288) (131,536)
Altice Europe NV* (34,487) (223,321)
ASML Holding NV (82) (24,277)
Boskalis Westminster (6,646) (170,299)
Koninklijke KPN NV (13,043) (38,599)
Koninklijke Vopak NV (2,895) (157,315)
OCI NV* (12,858) (272,226)
SBM Offshore NV (14,486) (270,642)
(1,779,305)
—
Norway - (0.2)%
Norsk Hydro ASA (86,337) (321,054)
Schibsted ASA, Class A (7,065) (213,755)
(534,809)
—
Singapore - (0.3)%
City Developments Ltd. (4,700) (38,253)
Jardine Cycle & Carriage Ltd. (900) (20,126)
Keppel Corp. Ltd. (7,800) (39,301)
Singapore Airlines Ltd. (6,800) (45,718)
Singapore Technologies Engineering
Ltd. (9,200) (26,944)
Singapore Telecommunications Ltd. (214,000) (536,523)
(706,865)
—
Spain - (1.2)%
Acerinox SA (3,464) (39,142)
Amadeus IT Group SA (2,977) (243,807)
Bankia SA (27,697) (59,303)
Bankinter SA (3,982) (29,249)
Cellnex Telecom SA(c) (29,653) (1,279,101)
Ferrovial SA (38,660) (1,171,288)
Grifols SA (7,924) (279,967)
(3,101,857)
—
Sweden - (0.5)%
BillerudKorsnas AB (9,060) (107,058)
Elekta AB, Class B (2,341) (30,885)
Hexpol AB (11,324) (111,287)
Husqvarna AB, Class B (4,788) (38,370)
Svenska Cellulosa AB SCA, Class B (89,005) (902,564)
Swedish Match AB (3,576) (184,224)
(1,374,388)
—
Switzerland - (0.9)%
ABB Ltd. (Registered) (13,979) (337,217)
Credit Suisse Group AG (Registered)* (12,813) (173,202)
Dufry AG (Registered)* (1,263) (125,241)
INVESTMENTS SHARES VALUE
Switzerland - (0.9)% (continued)
Idorsia Ltd.* (11,677) $ (361,043)
Julius Baer Group Ltd.* (7,431) (383,090)
Lonza Group AG (Registered)* (302) (110,172)
OC Oerlikon Corp. AG (Registered) (3,621) (42,434)
Sika AG (Registered) (841) (157,936)
Temenos AG (Registered)* (2,780) (439,766)
Vifor Pharma AG (1,157) (211,159)
(2,341,260)
—
United Kingdom - (0.2)%
CNH Industrial NV (48,700) (534,721)
Subsea 7 SA (6,350) (75,966)
(610,687)
—
Zambia - (0.1)%
First Quantum Minerals Ltd.(1) (24,582) (249,313)
TOTAL COMMON STOCKS
(Proceeds$(54,570,054)) (57,979,605)
TOTAL SHORT POSITIONS
(Proceeds $(54,570,054)) (57,979,605)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.2%
(Cost $235,909,519) 239,877,639
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.8%(j) 14,665,415
NET ASSETS - 100.0% $254,543,054
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 241,279 0.1%
Consumer Discretionary (2,859,421) (1.1)
Consumer Staples (2,206,010) (0.9)
Energy 740,432 0.3
Financials 10,522,859 4.1
Health Care 1,539,570 0.6
Industrials (1,091,143) (0.4)
Information Technology (683,928) (0.3)
Materials (3,554,046) (1.4)
Real Estate (38,252) 0.0 (i)
Utilities 8,265,478 3.3
Short-Term Investments 229,000,821 89.9
Total Investments In Securities
At Value 239,877,639 94.2
Other Assets in Excess of
Liabilities(j) 14,665,415 5.8
Net Assets
$ 254,543,054 100.0%

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $60,980,840.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $310,291.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $(376,863), which represents approximately (0.15)% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended December 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Represents less than 0.05% of net assets.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
AFFILIATE
SHARES
HELD AT
12/31/18
SHARES
PURCHASED
SHARES
SOLD
SHARES
HELD AT
12/31/19
VALUE AT
12/31/19
DIVIDEND
INCOME
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
SHORT-TERM INVESTMENTS - 62.8%
INVESTMENT COMPANIES - 62.8%
Limited Purpose Cash
Investment Fund,
1.61%(1)(a)
(Cost $159,911,828) 213,737,105 315,864,493 (369,667,969) 159,933,629 $159,933,629 $3,464,970 $10,813 $(8,187)
(a) Represents 7-day effective yield as of December 31, 2019.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/28/2020 TRY 1,653,210 $ 3,922
Canada 10 Year
Bond March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 03/20/2020 CAD (18,422,320) 255,512
DTOP Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 03/19/2020 ZAR (1,740,000) 167
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/12/2020 KRW 295,200,000 16,544
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/12/2020 KRW 1,402,200,000 79,938
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 03/12/2020 KRW 2,140,200,000 121,979

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 01/30/2020 USD (220,410) $ 1,197
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 01/30/2020 USD (146,940) 811
SGX NIFTY 50
Index January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/30/2020 USD (146,940) 980
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 2,197,650 103,678
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 2,627,625 124,566
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MSCS 03/20/2020 CHF 12,942,060 112,167
MSCI Emerging
Markets Thailand
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 USD 134,715 4,606
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 EUR 487,859 9,326
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 SGD 59,577 1,018
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.45%) Monthly CITI 03/18/2020 ZAR (1,604,162) 1,280

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 EUR 337,750 $ 7,794
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 EUR 3,081,915 90,933
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 CHF 592,835 13,590
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 GBP 202,233 12,063
962,071
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (3,916,275) (46,568)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (1,434,675) (12,515)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 01/30/2020 HKD (12,892,650) (14,288)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 01/30/2020 HKD (10,089,900) (15,492)
iBovespa Index
February Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MSCS 02/12/2020 BRL (579,760) (3,247)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (2,627,625) $ (53,744)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (573,300) (3,222)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination CITI 03/20/2020 CHF 6,628,860 (25,196)
Tel Aviv Index
January Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination MLIN 01/29/2020 ILS 3,703,238 (1,571)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2020 AUD 323,332 (918)
MSCI Brazil Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the CDI plus or
minus a specified
spread (-0.75%) Monthly CITI 03/18/2020 BRL (587,003) (6,343)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the BA plus or
minus a specified
spread (-0.75%) Monthly CITI 03/18/2020 CAD (1,489,260) (7,669)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the EURIBOR
plus or minus a
specified spread
(-0.11%) Monthly CITI 03/18/2020 EUR (1,266,064) (29,664)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the TIIE plus or
minus a specified
spread (-0.30%) Monthly CITI 03/18/2020 MXN (1,727,685) (1,745)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the EURIBOR
plus or minus a
specified spread
(-0.12%) Monthly CITI 03/18/2020 EUR (599,677) $ (11,548)
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.90%) Monthly CITI 03/18/2020 PLN (5,419) (29)
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.90%) Monthly CITI 03/18/2020 PLN (20,424) (244)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.45%) Monthly CITI 03/18/2020 ZAR (14,633,740) (53,632)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.35%) Monthly CITI 03/18/2020 SEK (15,150,491) (39,328)
(326,963)
$ 635,108
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 117 1/2020 USD $ 7,722,000 $ 222,973
IBEX 35 Index 76 1/2020 EUR 8,122,800 (64,794)
MSCI Singapore Index 22 1/2020 SGD 607,681 (1,083)
MSCI Taiwan Index 98 1/2020 USD 4,504,080 (32,799)
Natural Gas 91 1/2020 USD 1,991,990 (50,539)
WTI Crude Oil 54 1/2020 USD 3,297,240 120,036
3 Month Canadian Bankers Acceptance 7 3/2020 CAD 1,320,704 (7)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Eurodollar 49 3/2020 USD $ 12,037,463 $ (6,990)
ASX 90 Day Bank Accepted Bill 53 3/2020 AUD 37,111,307 13,698
Australia 3 Year Bond 1,343 3/2020 AUD 108,394,657 (708,271)
EURO STOXX 50 Index 515 3/2020 EUR 21,541,519 (59,940)
Euro-Bobl 53 3/2020 EUR 7,944,317 (44,106)
Euro-Bund 368 3/2020 EUR 70,375,817 (1,067,377)
FTSE 100 Index 67 3/2020 GBP 6,655,227 38,034
FTSE/MIB Index 63 3/2020 EUR 8,271,584 (26,605)
KOSPI 200 Index 25 3/2020 KRW 1,595,400 61,217
Silver 28 3/2020 USD 2,508,940 98,321
SPI 200 Index 132 3/2020 AUD 15,291,062 (407,412)
U.S. Treasury 2 Year Note 1,507 3/2020 USD 324,758,499 (119,894)
U.S. Treasury 5 Year Note 25 3/2020 USD 2,965,234 (10,702)
3 Month Canadian Bankers Acceptance 13 6/2020 CAD 2,453,236 (92)
3 Month Eurodollar 238 6/2020 USD 58,494,450 (61,702)
ASX 90 Day Bank Accepted Bill 200 6/2020 AUD 140,056,450 39,587
3 Month Canadian Bankers Acceptance 18 9/2020 CAD 3,397,309 (91)
3 Month Eurodollar 239 9/2020 USD 58,773,088 (101,646)
ASX 90 Day Bank Accepted Bill 196 9/2020 AUD 137,268,832 (46,349)
3 Month Canadian Bankers Acceptance 19 12/2020 CAD 3,586,048 24
3 Month Eurodollar 210 12/2020 USD 51,649,500 (34,183)
ASX 90 Day Bank Accepted Bill 149 12/2020 AUD 104,339,489 (29,828)
(2,280,520)
Short Contracts
Amsterdam Exchange Index (42) 1/2020 EUR (5,696,993) 30,601
CAC 40 10 Euro Index (214) 1/2020 EUR (14,330,615) (1,974)
Hang Seng Index (41) 1/2020 HKD (7,437,278) (71,220)
HSCEI (34) 1/2020 HKD (2,445,838) (26,675)
OMXS30 Index (285) 1/2020 SEK (5,380,444) 60,530
SGX NIFTY 50 Index (55) 1/2020 USD (1,346,950) 8,534
100 oz Gold (127) 2/2020 USD (19,343,370) (625,414)
3 Month Euro Euribor (24) 3/2020 EUR (6,756,111) 991
3 Month Sterling (125) 3/2020 GBP (20,541,648) 19,459
Australia 10 Year Bond (51) 3/2020 AUD (5,116,364) 74,928
Canada 10 Year Bond (261) 3/2020 CAD (27,632,575) 491,682
Copper (45) 3/2020 USD (3,146,625) (160,520)
Corn (216) 3/2020 USD (4,187,700) (37,874)
DAX Index (10) 3/2020 EUR (3,714,650) 16,911
Euro-Buxl (16) 3/2020 EUR (3,560,366) 136,326
Euro-Schatz (2) 3/2020 EUR (251,048) 65
FTSE/JSE Top 40 Index (31) 3/2020 ZAR (1,136,770) 4,864
Japan 10 Year Bond (2) 3/2020 JPY (2,801,160) (597)
Long Gilt (320) 3/2020 GBP (55,688,303) 296,373
MEX BOLSA Index (13) 3/2020 MXN (304,134) 6,625
S&P 500 E-Mini Index (199) 3/2020 USD (32,149,445) (471,355)
S&P/TSX 60 Index (10) 3/2020 CAD (1,559,278) 1,034
TOPIX Index (12) 3/2020 JPY (1,900,695) (5,981)
U.S. Treasury 10 Year Note (241) 3/2020 USD (30,949,672) (26,957)
U.S. Treasury Long Bond (48) 3/2020 USD (7,483,500) 157,252
3 Month Euro Euribor (125) 6/2020 EUR (35,188,079) 8,978
3 Month Sterling (682) 6/2020 GBP (112,109,109) 41,066
3 Month Euro Euribor (134) 9/2020 EUR (37,717,863) 15,944
3 Month Sterling (696) 9/2020 GBP (114,433,517) 79,277
3 Month Euro Euribor (103) 12/2020 EUR (28,989,201) 9,372

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Sterling (571) 12/2020 GBP $ (93,876,793) $ (6,997)
25,248
$ (2,255,272)
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 6,363,000 USD 4,341,832 CITI 3/18/2020 $ 131,722
AUD 6,363,000 USD 4,341,837 JPMC 3/18/2020 131,718
BRL 800,000 USD 195,991 CITI
**
3/18/2020 2,265
BRL 800,000 USD 195,992 JPMC
**
3/18/2020 2,265
CAD 10,300,006 USD 7,779,587 CITI 3/18/2020 154,449
CAD 10,299,994 USD 7,779,588 JPMC 3/18/2020 154,439
CHF 2,005,000 USD 2,055,514 CITI 3/18/2020 27,308
CHF 2,005,000 USD 2,055,517 JPMC 3/18/2020 27,306
CNY 20,760,996 USD 2,941,927 CITI
**
3/18/2020 35,319
CNY 20,761,004 USD 2,941,931 JPMC
**
3/18/2020 35,314
DKK 500 USD 75 CITI 3/18/2020 –
DKK 500 USD 75 JPMC 3/18/2020 –
EUR 465,000 USD 518,803 CITI 3/18/2020 5,252
EUR 465,000 USD 518,803 JPMC 3/18/2020 5,252
GBP 12,814,510 USD 16,722,594 CITI 3/18/2020 286,711
GBP 12,814,490 USD 16,722,589 JPMC 3/18/2020 286,692
INR 122,650,008 USD 1,693,854 CITI
**
3/18/2020 14,846
INR 122,649,992 USD 1,693,856 JPMC
**
3/18/2020 14,844
JPY 564,768,500 USD 5,215,170 CITI 3/18/2020 4,955
JPY 564,768,500 USD 5,215,176 JPMC 3/18/2020 4,948
KRW 1,125,000,000 USD 962,797 CITI
**
3/18/2020 12,432
KRW 1,125,000,000 USD 962,798 JPMC
**
3/18/2020 12,430
MXN 116,304,994 USD 5,896,924 CITI 3/18/2020 185,896
MXN 116,305,006 USD 5,896,932 JPMC 3/18/2020 185,887
NOK 747,000 USD 83,600 CITI 3/18/2020 1,505
NOK 747,000 USD 83,601 JPMC 3/18/2020 1,505
NZD 576,000 USD 371,228 CITI 3/18/2020 16,957
NZD 576,000 USD 371,228 JPMC 3/18/2020 16,957
PLN 1,350,000 USD 347,935 CITI 3/18/2020 7,965
PLN 1,350,000 USD 347,935 JPMC 3/18/2020 7,965
SEK 137,500 USD 14,539 CITI 3/18/2020 194
SEK 137,500 USD 14,539 JPMC 3/18/2020 194
SGD 1,836,502 USD 1,350,533 CITI 3/18/2020 15,942
SGD 1,836,498 USD 1,350,531 JPMC 3/18/2020 15,941
THB 320,500 USD 10,612 CITI 3/18/2020 106
THB 320,500 USD 10,612 JPMC 3/18/2020 106
USD 60,988 DKK 404,000 CITI 3/18/2020 27
USD 60,988 DKK 404,000 JPMC 3/18/2020 27
USD 106,528 EUR 94,500 CITI 3/18/2020 27
USD 106,528 EUR 94,500 JPMC 3/18/2020 26
USD 305,560 ILS 1,049,376 CITI 3/18/2020 442
USD 305,559 ILS 1,049,374 JPMC 3/18/2020 442
USD 151,753 JPY 16,371,000 CITI 3/18/2020 437
USD 151,753 JPY 16,371,000 JPMC 3/18/2020 437

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,744,055 SEK 25,495,500 CITI 3/18/2020 $ 12,141
USD 2,744,051 SEK 25,495,500 JPMC 3/18/2020 12,136
ZAR 27,550,000 USD 1,850,682 CITI 3/18/2020 96,911
ZAR 27,550,000 USD 1,850,685 JPMC 3/18/2020 96,909
Total unrealized appreciation 2,027,549
CAD 4,000 USD 3,084 CITI 3/18/2020 (3)
CAD 4,000 USD 3,084 JPMC 3/18/2020 (3)
CHF 1,500 USD 1,559 CITI 3/18/2020 (1)
CHF 1,500 USD 1,559 JPMC 3/18/2020 (1)
DKK 2,000 USD 302 CITI 3/18/2020 –
DKK 2,000 USD 302 JPMC 3/18/2020 –
INR 28,000,000 USD 391,219 CITI
**
3/18/2020 (1,137)
INR 28,000,000 USD 391,220 JPMC
**
3/18/2020 (1,137)
JPY 548,016,500 USD 5,079,055 CITI 3/18/2020 (13,768)
JPY 548,016,500 USD 5,079,061 JPMC 3/18/2020 (13,775)
MXN 9,800,000 USD 514,146 CITI 3/18/2020 (1,600)
MXN 9,800,000 USD 514,147 JPMC 3/18/2020 (1,602)
NOK 500 USD 57 CITI 3/18/2020 –
NOK 500 USD 57 JPMC 3/18/2020 –
SEK 6,500 USD 700 CITI 3/18/2020 (3)
SEK 6,500 USD 700 JPMC 3/18/2020 (3)
USD 870,145 AUD 1,262,000 CITI 3/18/2020 (17,114)
USD 870,143 AUD 1,262,000 JPMC 3/18/2020 (17,115)
USD 1,579,202 BRL 6,655,000 CITI
**
3/18/2020 (70,046)
USD 1,579,200 BRL 6,655,000 JPMC
**
3/18/2020 (70,048)
USD 185,543 CAD 243,500 CITI 3/18/2020 (2,024)
USD 185,542 CAD 243,500 JPMC 3/18/2020 (2,024)
USD 17,967,658 CHF 17,697,008 CITI 3/18/2020 (416,241)
USD 17,967,619 CHF 17,696,992 JPMC 3/18/2020 (416,264)
USD 280,749 CNY 1,964,500 CITI
**
3/18/2020 (971)
USD 280,749 CNY 1,964,500 JPMC
**
3/18/2020 (971)
USD 245,426 DKK 1,642,500 CITI 3/18/2020 (2,418)
USD 245,426 DKK 1,642,500 JPMC 3/18/2020 (2,418)
USD 11,034,181 EUR 9,912,995 CITI 3/18/2020 (137,764)
USD 11,034,178 EUR 9,913,005 JPMC 3/18/2020 (137,777)
USD 570,813 GBP 434,000 CITI 3/18/2020 (5,256)
USD 570,813 GBP 434,000 JPMC 3/18/2020 (5,256)
USD 965,868 HUF 290,000,000 CITI 3/18/2020 (20,692)
USD 965,867 HUF 290,000,000 JPMC 3/18/2020 (20,693)
USD 2,722,163 ILS 9,395,632 CITI 3/18/2020 (9,724)
USD 2,722,155 ILS 9,395,618 JPMC 3/18/2020 (9,727)
USD 1,264,803 JPY 137,425,500 CITI 3/18/2020 (5,413)
USD 1,264,802 JPY 137,425,500 JPMC 3/18/2020 (5,415)
USD 6,733,555 KRW 7,925,124,994 CITI
**
3/18/2020 (136,490)
USD 6,733,546 KRW 7,925,125,006 JPMC
**
3/18/2020 (136,499)
USD 894,105 MXN 17,250,000 CITI 3/18/2020 (8,079)
USD 894,104 MXN 17,250,000 JPMC 3/18/2020 (8,081)
USD 5,998,571 NOK 54,960,500 CITI 3/18/2020 (263,074)
USD 5,998,564 NOK 54,960,500 JPMC 3/18/2020 (263,082)
USD 1,454,569 SEK 13,694,002 CITI 3/18/2020 (12,784)
USD 1,454,567 SEK 13,693,998 JPMC 3/18/2020 (12,785)
USD 404,235 SGD 550,000 CITI 3/18/2020 (5,001)
USD 404,234 SGD 550,000 JPMC 3/18/2020 (5,001)
USD 79,334 THB 2,392,500 CITI 3/18/2020 (682)
USD 79,334 THB 2,392,500 JPMC 3/18/2020 (682)
USD 1,157,554 TWD 35,000,000 CITI
**
3/18/2020 (19,304)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,157,550 TWD 35,000,000 JPMC
**
3/18/2020 $ (19,308)
Total unrealized depreciation (2,299,256)
Net unrealized depreciation $ (271,707)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at December 31, 2019
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the BBR
or AOISR plus or minus a
specified spread (-0.08% to
0.04%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
60-61 months
maturity
ranging from
04/13/2023
- 01/02/2025 $9,543,277 $(154,577) $(93,273) $(247,850)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 69,376 998,569 20,018 (8.1)
Alumina Ltd. 52,872 85,399 (2,707) 1.1
Ansell Ltd. 1,911 38,914 (313) 0.1
Aurizon Holdings Ltd. 29,422 107,977 (715) 0.3
Beach Energy Ltd. 118,892 210,291 4,203 (1.7)
BlueScope Steel Ltd. 69,076 731,625 144,523 (58.3)
Boral Ltd. 22,647 71,249 (2,638) 1.1
CIMIC Group Ltd. 1,409 32,759 (7,876) 3.2
Coca-Cola Amatil Ltd. 11,115 86,315 1,027 (0.4)
Crown Resorts Ltd. 3,534 29,796 (3,428) 1.4
Evolution Mining Ltd. 16,971 45,116 (7,351) 3.0
Flight Centre Travel Group Ltd. 1,902 58,829 (10,082) 4.1
Fortescue Metals Group Ltd. 117,452 885,395 220,351 (88.9)
Harvey Norman Holdings Ltd. 106,086 302,993 38,799 (15.7)
Iluka Resources Ltd. 17,264 113,041 12,610 (5.1)
Newcrest Mining Ltd. 1,491 31,488 1,343 (0.5)
Santos Ltd. 3,341 19,221 (314) 0.1
South32 Ltd. 156,921 296,285 (55,205) 22.3
Star Entertainment Grp Ltd. (The) 10,914 35,209 2,370 (1.0)
Telstra Corp. Ltd. 218,656 543,140 81,046 (32.7)
Wesfarmers Ltd. 1,813 52,689 (643) 0.3

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (12,808) (263,625) 6,006 (2.4)
AMP Ltd. (234,265) (315,133) 25,281 (10.2)
APA Group (32,569) (253,532) (4,651) 1.9
Atlas Arteria Ltd. (18,035) (99,165) 942 (0.4)
Challenger Ltd. (88,826) (505,467) 15,648 (6.3)
Commonwealth Bank of Australia (429) (24,066) 675 (0.3)
CSL Ltd. (100) (19,388) (2,566) 1.0
Domino's Pizza Enterprises Ltd. (570) (20,951) (2,661) 1.1
Insurance Australia Group Ltd. (10,304) (55,365) 3,609 (1.5)
Lendlease Group (27,323) (337,809) (62,193) 25.1
Medibank Pvt Ltd. (153,781) (340,813) (39,716) 16.0
National Australia Bank Ltd. (1,637) (28,327) 1,002 (0.4)
Northern Star Resources Ltd. (2,507) (19,757) (174) 0.1
Oil Search Ltd. (11,853) (60,439) (867) 0.3
Origin Energy Ltd. (41,195) (244,255) (47,476) 19.2
QBE Insurance Group Ltd. (38,476) (347,687) (63,514) 25.6
Ramsay Health Care Ltd. (1,614) (82,117) (4,208) 1.7
REA Group Ltd. (532) (38,648) (1,783) 0.7
SEEK Ltd. (30,930) (489,551) (82,343) 33.2
Suncorp Group Ltd. (2,996) (27,215) 1,716 (0.7)
Treasury Wine Estates Ltd. (18,067) (205,797) (16,094) 6.5
Westpac Banking Corp. (1,266) (21,619) 3,391 (1.4)
WiseTech Global Ltd. (5,191) (85,247) 12,621 (5.1)
Worley Ltd. (5,149) (55,622) (5,214) 2.1
United States
James Hardie Industries plc (42,231) (825,382) (327,026) 131.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR or EONIA plus
or minus a specified spread
(-0.35% to 0.03%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
04/13/2023
- 01/02/2025 $27,701,021 $(490,555) $(75,295) $(565,850)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 32,821 366,148 70,878 (12.5)
BNP Paribas SA 8,982 533,873 94,608 (16.7)
Cie de Saint-Gobain 5,177 212,080 (3,848) 0.7

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
CNP Assurances 14,535 289,612 (36,156) 6.4
Electricite de France SA 68,960 769,475 (294,983) 52.1
Engie SA 76,836 1,244,615 91,915 (16.2)
Eutelsat Communications SA 17,711 288,579 (54,491) 9.6
Natixis SA 42,019 187,174 6,235 (1.1)
Orange SA 40,986 602,339 (16,726) 3.0
Peugeot SA 51,317 1,235,568 96,388 (17.0)
Publicis Groupe SA 4,406 199,774 (6,449) 1.1
Societe Generale SA 11,257 392,847 98,138 (17.3)
Suez 36,149 547,775 52,968 (9.4)
TOTAL SA 6,749 374,505 7,304 (1.3)
Veolia Environnement SA 12,603 335,345 39,586 (7.0)
Germany
Allianz SE (Registered) 2,533 620,655 75,596 (13.4)
Bayer AG (Registered) 2,574 209,258 4,124 (0.7)
Deutsche Telekom AG (Registered) 42,068 687,483 (6,818) 1.2
E.ON SE 29,568 315,990 14,015 (2.5)
Hannover Rueck SE 3,640 701,846 225,733 (39.9)
HeidelbergCement AG 7,975 579,503 (6,248) 1.1
Henkel AG & Co. KGaA (Preference) 2,112 218,171 2,323 (0.4)
HOCHTIEF AG 2,157 274,620 13,074 (2.3)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 2,513 741,569 159,946 (28.3)
Volkswagen AG (Preference) 1,724 339,349 62,499 (11.0)
United Kingdom
Dialog Semiconductor plc 13,032 661,859 313,170 (55.3)
Short Positions
Common Stocks
France
Accor SA (11,385) (534,398) (38,752) 6.8
Bollore SA (44,779) (195,680) (10,129) 1.8
Edenred (15,606) (808,773) (327,013) 57.8
Iliad SA (4,645) (604,185) (13,175) 2.3
Imerys SA (7,106) (301,634) 16,612 (2.9)
Ingenico Group SA (2,461) (267,703) (113,838) 20.1
JCDecaux SA (5,879) (181,649) 4,748 (0.8)
Kering SA (505) (332,752) (80,925) 14.3
Orpea (3,659) (469,431) (65,842) 11.6
Remy Cointreau SA (3,465) (425,855) (22,041) 3.9
SEB SA (1,806) (268,602) 307 (0.1)
Ubisoft Entertainment SA (5,491) (380,434) 47,496 (8.4)
Valeo SA (10,395) (368,433) (68,635) 12.1
Vivendi SA (8,234) (238,436) (9,383) 1.7
Worldline SA (3,716) (263,431) (12,961) 2.3
Germany
CECONOMY AG (27,696) (167,429) (54,639) 9.7
Delivery Hero SE (10,449) (828,180) (405,962) 71.7
Deutsche Bank AG (Registered) (174,729) (1,353,891) 174,050 (30.8)
GEA Group AG (6,848) (226,665) (43,391) 7.7
RWE AG (32,544) (997,213) (161,240) 28.5
thyssenkrupp AG (60,124) (807,893) 9,180 (1.6)
United Internet AG (Registered) (15,861) (519,436) 106,206 (18.8)
Zalando SE (12,921) (651,608) (264,462) 46.7

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
QIAGEN NV (6,041) (205,837) 30,157 (5.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
or SONIA plus or minus a
specified spread (-0.28% to
0.03%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
2-61 months
maturity
ranging from
01/15/2020
- 01/02/2025 $21,154,265 $130,067 $79,103 $209,170
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 53,743 287,784 (59,322) (28.4)
United Kingdom
Aggreko plc 20,862 230,377 17,753 8.5
Babcock International Group plc 45,986 383,751 89,816 42.9
Barratt Developments plc 66,735 660,773 198,872 95.1
Bellway plc 11,349 572,814 141,413 67.6
Berkeley Group Holdings plc 8,218 529,021 151,082 72.2
Britvic plc 15,390 184,443 9,166 4.4
BT Group plc 146,482 373,264 (19,091) (9.1)
Drax Group plc 41,234 171,447 (31,885) (15.2)
Hays plc 89,219 214,574 34,338 16.4
Howden Joinery Group plc 19,780 176,225 58,272 27.9
Lloyds Banking Group plc 190,202 157,568 11,664 5.6
Marks & Spencer Group plc 60,656 171,988 (5,364) (2.6)
Micro Focus International plc 24,064 337,753 (133,068) (63.6)
Moneysupermarket.com Group plc 54,582 239,606 17,447 8.3
National Grid plc 53,787 672,185 76,273 36.5
Next plc 2,288 213,202 41,512 19.8
Pennon Group plc 38,536 522,691 146,976 70.3
Persimmon plc 10,104 360,906 96,008 45.9
RELX plc 6,636 167,515 3,030 1.4
Royal Mail plc 153,521 461,709 (219,962) (105.2)
Taylor Wimpey plc 182,439 467,787 94,551 45.2
United Utilities Group plc 72,591 908,397 139,063 66.5

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (19,603) (237,348) (27,092) (13.0)
South Africa
Old Mutual Ltd. (149,535) (208,701) 48,123 23.0
Switzerland
Glencore plc (59,273) (184,560) (2,351) (1.1)
United Arab Emirates
NMC Health plc (15,181) (355,681) 145,983 69.8
United Kingdom
B&M European Value Retail SA (41,221) (223,674) (29,236) (14.0)
Beazley plc (22,654) (166,684) (537) (0.3)
Burberry Group plc (7,388) (215,697) (25,463) (12.2)
Capita plc (127,220) (277,083) (65,456) (31.3)
easyJet plc (34,920) (657,783) (196,052) (93.7)
Hargreaves Lansdown plc (15,860) (406,828) 3,186 1.5
Hiscox Ltd. (21,193) (400,044) 34,236 16.4
Informa plc (20,684) (235,252) (48,266) (23.1)
Melrose Industries plc (341,582) (1,088,016) (307,933) (147.2)
Mondi plc (21,907) (513,702) (41,761) (20.0)
Prudential plc (17,926) (343,474) (36,423) (17.4)
Reckitt Benckiser Group plc (4,171) (338,804) 2,454 1.2
Rentokil Initial plc (82,546) (494,745) (123,149) (58.9)
Rolls-Royce Holdings plc (36,140) (326,634) 73,213 35.0
RSA Insurance Group plc (62,995) (472,129) (16,161) (7.7)
Signature Aviation plc (39,424) (165,743) 17,821 8.5
SSE plc (9,400) (179,279) (18,530) (8.9)
St James's Place plc (11,941) (184,067) (15,935) (7.6)
Standard Life Aberdeen plc (81,121) (352,927) (64,132) (30.7)
Tesco plc (79,561) (268,887) (26,259) (12.6)
Virgin Money UK plc (73,121) (182,545) (9,387) (4.5)
Vodafone Group plc (230,046) (446,606) 11,941 5.7
Weir Group plc (The) (12,172) (243,440) (5,776) (2.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
or HONIX plus or minus a
specified spread (-0.13% to
0.04%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
ranging from
04/13/2023
- 01/02/2025 $7,216,855 $(388,006) $(1,109) $(389,115)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 9,000 31,243 377 (0.1)
Hong Kong
CK Asset Holdings Ltd. 13,000 93,811 (1,381) 0.4
CLP Holdings Ltd. 27,500 288,679 (24,183) 6.2
Henderson Land Development Co. Ltd. 119,190 584,872 87 (0.0)
HKT Trust & HKT Ltd. 26,000 36,641 (438) 0.1
Hysan Development Co. Ltd. 14,000 54,898 312 (0.1)
Kerry Properties Ltd. 52,000 165,156 (19,673) 5.1
Lifestyle International Holdings Ltd. 12,000 13,769 (8,554) 2.2
New World Development Co. Ltd. 357,000 489,355 (40,215) 10.3
NWS Holdings Ltd. 80,000 112,125 (45,897) 11.8
Sun Hung Kai Properties Ltd. 18,000 275,668 12,071 (3.1)
Swire Properties Ltd. 6,000 19,877 (4,609) 1.2
WH Group Ltd. 339,500 351,034 29,124 (7.5)
Yue Yuen Industrial Holdings Ltd. 61,000 180,029 4,651 (1.2)
Macau
SJM Holdings Ltd. 137,000 155,997 24,324 (6.3)
Wynn Macau Ltd. 10,400 25,627 3,891 (1.0)
United Kingdom
CK Hutchison Holdings Ltd. 75,000 715,162 (49,677) 12.8
Short Positions
Common Stocks
China
Minth Group Ltd. (70,000) (247,176) 4,229 (1.1)
Hong Kong
AIA Group Ltd. (111,800) (1,175,909) (170,010) 43.7
ASM Pacific Technology Ltd. (25,400) (352,561) (98,582) 25.3
HK Electric Investments & HK Electric Investments Ltd. (130,500) (128,623) 3,502 (0.9)
Hong Kong & China Gas Co. Ltd. (188,000) (367,328) (1,480) 0.4
Power Assets Holdings Ltd. (25,000) (182,890) (5,949) 1.5
Techtronic Industries Co. Ltd. (22,000) (179,557) (41,340) 10.6
Vitasoy International Holdings Ltd. (46,000) (166,870) 34,843 (9.0)
Wharf Holdings Ltd. (The) (96,000) (244,003) 2,769 (0.7)
Wharf Real Estate Investment Co. Ltd. (56,000) (341,688) 18,269 (4.7)
Xinyi Glass Holdings Ltd. (62,000) (82,149) (17,851) 4.6
Macau
MGM China Holdings Ltd. (94,400) (154,158) 3,384 (0.9)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.47% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
50-61 months
maturity
ranging from
04/12/2023
- 01/02/2025 $221,196,075 $2,139,676 $(538,932) $1,600,744
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alphabet, Inc. 869 1,163,930 135,407 8.5
Amgen, Inc. 3,705 893,164 150,422 9.4
Assured Guaranty Ltd. 19,523 957,017 208,878 13.0
Athene Holding Ltd. 23,083 1,085,593 85,898 5.4
Biogen, Inc. 3,887 1,153,390 196,954 12.3
Bio-Rad Laboratories, Inc. 2,225 823,317 88,916 5.6
Capital One Financial Corp. 9,353 962,517 149,281 9.3
Charles River Laboratories International, Inc. 9,228 1,409,669 270,863 16.9
Eaton Corp. plc 8,899 842,913 158,479 9.9
Everest Re Group Ltd. 3,832 1,060,851 219,128 13.7
Facebook, Inc. 4,569 937,787 75,625 4.7
Gilead Sciences, Inc. 13,330 866,183 6,666 0.4
Huntington Ingalls Industries, Inc. 4,244 1,064,735 10,148 0.6
Intel Corp. 13,823 827,307 145,586 9.1
j2 Global, Inc. 9,049 847,982 162,487 10.2
ManpowerGroup, Inc. 9,477 920,217 78,701 4.9
Microsoft Corp. 5,075 800,328 186,308 11.6
PepsiCo, Inc. 6,564 897,102 30,515 1.9
Procter & Gamble Co. (The) 7,233 903,402 135,635 8.5
PulteGroup, Inc. 21,557 836,412 269,453 16.8
Robert Half International, Inc. 12,809 808,888 36,206 2.3
Spirit AeroSystems Holdings, Inc. 11,295 823,180 (135,597) (8.5)
Synchrony Financial 24,329 876,087 131,749 8.2
Target Corp. 7,200 923,112 260,919 16.3
Short Positions
Common Stocks
Panama
Copa Holdings SA (8,020) (866,802) (192,999) (12.1)
United States
Agios Pharmaceuticals, Inc. (18,238) (870,864) 375,392 23.5
Apache Corp. (33,335) (853,043) (12,021) (0.8)
Ball Corp. (11,799) (763,041) (80,819) (5.0)
CenterPoint Energy, Inc. (35,564) (969,830) 23,177 1.4

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cheniere Energy, Inc. (23,581) (1,440,092) (6,795) (0.4)
Dominion Energy, Inc. (9,499) (786,707) (60,802) (3.8)
Edison International (16,557) (1,248,563) (166,115) (10.4)
FedEx Corp. (5,053) (764,064) 50,871 3.2
Freeport-McMoRan, Inc. (80,250) (1,052,880) (82,688) (5.2)
GCI Liberty, Inc. (10,649) (754,482) (265,736) (16.6)
General Electric Co. (75,480) (842,357) (179,316) (11.2)
Hess Corp. (11,630) (777,000) (272,339) (17.0)
Illumina, Inc. (2,730) (905,650) (140,612) (8.8)
NiSource, Inc. (43,031) (1,197,983) (53,024) (3.3)
Noble Energy, Inc. (37,038) (920,024) (64,213) (4.0)
Occidental Petroleum Corp. (22,109) (911,112) 25,389 1.6
ONEOK, Inc. (10,502) (794,686) (184,868) (11.5)
Pure Storage, Inc. (56,023) (958,554) (6,140) (0.4)
Schlumberger Ltd. (35,947) (1,445,069) (82,752) (5.2)
Stericycle, Inc. (13,137) (838,272) (236,925) (14.8)
Targa Resources Corp. (26,833) (1,095,591) (91,333) (5.7)
Tesla, Inc. (3,368) (1,408,935) (621,734) (38.8)
Univar Solutions, Inc. (39,498) (957,432) 17,065 1.1
Visteon Corp. (8,984) (777,925) (157,949) (9.9)
Zayo Group Holdings, Inc. (35,021) (1,213,478) (90,882) (5.7)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BANA
Cash $ (140,000) $ – $ (140,000)
BARC
Cash – 5,752,623 5,752,623
CITI
Investment Companies 2,842,486 – 2,842,486
GSCO
Cash – 2,118,606 2,118,606
GSIN
Cash (930,000) – (930,000)
U.S. Treasury Bills 14,689,453 – 14,689,453
JPMC
Investment Companies 1,795,676 – 1,795,676
JPMS
Cash – 5,085,245 5,085,245
MSCL
Cash – 822,334 822,334
MSCS
Cash (230,000) – (230,000)
U.S. Treasury Bills 2,328,500 – 2,328,500
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Cash $ (100,000) $ – $ (100,000)
Investment Companies 485,171 – 485,171
GSCO
Cash – 635,992 635,992
GSIN
Cash 242,235 – 242,235
MSCL
Cash – 1,686,835 1,686,835

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
COMMON STOCKS - 48.6%
Australia - 1.2%
Aurizon Holdings Ltd.(2) 992 $ 3,641
BHP Group Ltd.(2) 446 12,213
BHP Group plc(2) 867 20,317
BlueScope Steel Ltd.(2) 2,003 21,215
Dexus, REIT(2) 458 3,770
Fortescue Metals Group Ltd.(2) 5,085 38,332
Goodman Group, REIT(2) 1,206 11,333
Rio Tinto plc(2) 402 23,796
Santos Ltd.(2) 358 2,060
Scentre Group, REIT(2) 1,888 5,081
Wesfarmers Ltd.(2) 91 2,645
144,403
—
Belgium - 0.2%
Ageas(2) 351 20,756
Canada - 1.5%
Air Canada* 504 18,828
Alimentation Couche-Tard, Inc., Class
B 724 22,976
Barrick Gold Corp. 629 11,683
CGI, Inc.* 285 23,850
Constellation Software, Inc. 27 26,223
Empire Co. Ltd., Class A 243 5,700
Franco-Nevada Corp. 79 8,158
Kinross Gold Corp.* 2,264 10,740
Magna International, Inc. 164 8,992
Manulife Financial Corp. 167 3,390
Onex Corp. 136 8,606
Open Text Corp. 307 13,528
RioCan, REIT 122 2,514
Teck Resources Ltd., Class B 1,302 22,580
187,768
—
Chile - 0.0%(a)
Lundin Mining Corp. 488 2,916
China - 0.1%
Yangzijiang Shipbuilding Holdings
Ltd.(2) 7,400 6,168
Denmark - 0.8%
H Lundbeck A/S(2) 186 7,111
Novo Nordisk A/S, Class B(2) 814 47,170
Pandora A/S(2) 745 32,399
Vestas Wind Systems A/S(2) 95 9,596
96,276
—
Finland - 0.5%
Fortum OYJ(2) 1,057 26,091
Kone OYJ, Class B(2) 104 6,800
Neste OYJ(2) 547 19,036
Orion OYJ, Class B(2) 190 8,799
60,726
—
France - 1.4%
AXA SA(2) 1,064 30,065
BNP Paribas SA(2) 156 9,272
Bouygues SA(2) 286 12,191
INVESTMENTS SHARES VALUE
France - 1.4% (continued)
Cie de Saint-Gobain(2) 449 $ 18,394
Dassault Aviation SA(2) 2 2,624
Engie SA(2) 226 3,661
Hermes International(2) 21 15,731
Kering SA(2) 51 33,605
Klepierre SA, REIT(2) 79 3,005
Natixis SA(2) 1,356 6,040
Peugeot SA(2) 292 7,031
Schneider Electric SE(2) 124 12,740
Unibail-Rodamco-Westfield, REIT(2) 110 17,362
171,721
—
Germany - 1.6%
adidas AG(2) 31 10,091
Allianz SE (Registered)(2) 229 56,111
Bayer AG (Registered)(2) 212 17,235
Covestro AG(2)(b) 46 2,140
Deutsche Lufthansa AG (Registered)
(2) 2,285 41,977
HOCHTIEF AG(2) 53 6,748
Infineon Technologies AG(2) 918 20,742
KION Group AG(2) 40 2,751
METRO AG(2) 343 5,519
SAP SE(2) 291 39,168
202,482
—
Hong Kong - 0.6%
CK Asset Holdings Ltd.(2) 1,000 7,216
Hong Kong Exchanges & Clearing
Ltd.(2) 200 6,498
Kerry Properties Ltd.(2) 4,000 12,704
Link, REIT(2) 500 5,297
New World Development Co. Ltd.(2) 10,000 13,707
Sun Hung Kai Properties Ltd.(2) 1,000 15,315
WH Group Ltd.(2)(b) 9,000 9,306
70,043
—
Italy - 0.6%
Assicurazioni Generali SpA(2) 94 1,941
Enel SpA(2) 6,167 48,990
Intesa Sanpaolo SpA(2) 5,068 13,350
Leonardo SpA(2) 1,169 13,709
77,990
—
Japan - 3.5%
Amada Holdings Co. Ltd.(2) 200 2,275
Aozora Bank Ltd.(2) 100 2,642
Astellas Pharma, Inc.(2) 1,700 29,019
Bandai Namco Holdings, Inc.(2) 100 6,083
Hitachi High-Technologies Corp.(2) 200 14,164
Hitachi Ltd.(2) 700 29,537
ITOCHU Corp.(2) 500 11,588
Japan Airlines Co. Ltd.(2) 300 9,341
Japan Retail Fund Investment Corp.,
REIT(2) 1 2,152
JTEKT Corp.(2) 300 3,544
Kamigumi Co. Ltd.(2) 200 4,396
Marubeni Corp.(2) 1,400 10,344
Mebuki Financial Group, Inc.(2) 1,200 3,059

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
Japan - 3.5% (continued)
MINEBEA MITSUMI, Inc.(2) 200 $ 4,131
Mitsubishi Corp.(2) 500 13,246
Mitsubishi UFJ Financial Group, Inc.
(2) 4,800 25,950
MS&AD Insurance Group Holdings,
Inc.(2) 500 16,504
Nikon Corp.(2) 800 9,784
Nippon Telegraph & Telephone Corp.
(2) 800 20,219
Nitto Denko Corp.(2) 100 5,623
Obayashi Corp.(2) 500 5,553
Olympus Corp.(2) 200 3,083
Renesas Electronics Corp.(2)* 500 3,416
Resona Holdings, Inc.(2) 3,800 16,562
Shimizu Corp.(2) 400 4,075
Shinsei Bank Ltd.(2) 500 7,629
Shionogi & Co. Ltd.(2) 100 6,186
SoftBank Group Corp.(2) 200 8,683
Sony Corp.(2) 700 47,529
SUMCO Corp.(2) 600 9,941
Sumitomo Corp.(2) 800 11,883
Sumitomo Mitsui Financial Group,
Inc.(2) 100 3,694
Taiheiyo Cement Corp.(2) 300 8,806
THK Co. Ltd.(2) 300 8,054
Tokio Marine Holdings, Inc.(2) 400 22,396
Tokyo Electric Power Co. Holdings,
Inc.(2)* 2,600 11,129
Tokyo Electron Ltd.(2) 100 21,833
Toshiba Corp.(2) 200 6,788
Tosoh Corp.(2) 200 3,081
433,922
—
Macau - 0.1%
Wynn Macau Ltd.(2) 4,800 11,828
Netherlands - 1.1%
ASML Holding NV(2) 21 6,217
ING Groep NV(2) 533 6,408
Koninklijke Ahold Delhaize NV(2) 2,787 69,878
Koninklijke Philips NV(2) 327 15,985
NN Group NV(2) 408 15,513
Royal Dutch Shell plc, Class A(2) 62 1,836
Royal Dutch Shell plc, Class B(2) 505 14,990
Wolters Kluwer NV(2) 64 4,673
135,500
—
Russia - 0.0%(a)
Evraz plc(2) 927 4,964
Singapore - 0.2%
ComfortDelGro Corp. Ltd.(2) 9,200 16,279
Genting Singapore Ltd.(2) 9,400 6,437
22,716
—
INVESTMENTS SHARES VALUE
South Africa - 0.1%
Anglo American plc(2) 620 $ 17,811
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria
SA(2) 5,163 28,986
Enagas SA(2) 1,129 28,837
Endesa SA(2) 333 8,893
Iberdrola SA(2) 264 2,721
Naturgy Energy Group SA(2) 343 8,637
Red Electrica Corp. SA(2) 640 12,896
90,970
—
Sweden - 0.1%
Assa Abloy AB, Class B(2) 76 1,777
Skanska AB, Class B(2) 263 5,949
Telefonaktiebolaget LM Ericsson,
Class B(2) 308 2,691
10,417
—
Switzerland - 2.0%
Adecco Group AG (Registered)(2) 461 29,145
Novartis AG (Registered)(2) 110 10,416
Roche Holding AG(2) 331 107,576
Sonova Holding AG (Registered)(2) 128 29,262
Swiss Life Holding AG (Registered)(2) 58 29,097
Zurich Insurance Group AG(2) 103 42,251
247,747
—
United Kingdom - 1.9%
AstraZeneca plc(2) 23 2,302
Aviva plc(2) 3,007 16,692
BAE Systems plc(2) 2,214 16,577
Barclays plc(2) 4,158 9,915
Barratt Developments plc(2) 1,573 15,575
Berkeley Group Holdings plc(2) 229 14,742
BP plc(2) 344 2,164
BT Group plc(2) 5,283 13,462
Burberry Group plc(2) 78 2,277
CK Hutchison Holdings Ltd.(2) 500 4,768
Fiat Chrysler Automobiles NV(2) 1,808 26,807
GlaxoSmithKline plc(2) 662 15,555
HSBC Holdings plc(2) 919 7,194
Meggitt plc(2) 1,161 10,112
Melrose Industries plc(2) 4,866 15,499
Persimmon plc(2) 437 15,609
RELX plc(2) 269 6,790
Standard Life Aberdeen plc(2) 2,516 10,946
Taylor Wimpey plc(2) 5,969 15,305
Unilever plc(2) 171 9,788
232,079
—
United States - 30.4%
Adobe, Inc.* 184 60,685
Aflac, Inc. 61 3,227
Akamai Technologies, Inc.* 204 17,622
Alexion Pharmaceuticals, Inc.* 109 11,788
Alleghany Corp.* 3 2,399
Allergan plc 47 8,985
Allstate Corp. (The) 592 66,570
Alphabet, Inc., Class A* 48 64,291

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - 30.4% (continued)
Alphabet, Inc., Class C* 42 $ 56,155
Altria Group, Inc. 348 17,369
Amazon.com, Inc.* 21 38,805
American Airlines Group, Inc. 66 1,893
American Electric Power Co., Inc. 140 13,231
American Financial Group, Inc. 150 16,448
American Tower Corp., REIT 48 11,031
Anthem, Inc. 61 18,424
Apple, Inc. 702 206,142
Applied Materials, Inc. 763 46,574
Arch Capital Group Ltd.* 283 12,138
Arrow Electronics, Inc.* 74 6,271
Athene Holding Ltd., Class A* 387 18,201
AutoZone, Inc.* 15 17,870
AvalonBay Communities, Inc., REIT 21 4,404
Berkshire Hathaway, Inc., Class B* 174 39,411
Best Buy Co., Inc. 418 36,700
Biogen, Inc.* 231 68,545
Boston Properties, Inc., REIT 14 1,930
Bristol-Myers Squibb Co. 100 6,419
Broadcom, Inc. 7 2,212
Capital One Financial Corp. 17 1,749
CDW Corp. 156 22,283
Chipotle Mexican Grill, Inc.* 37 30,973
Chubb Ltd. 43 6,693
Cisco Systems, Inc. 622 29,831
Citigroup, Inc. 239 19,094
Citizens Financial Group, Inc. 542 22,011
Comcast Corp., Class A 1,251 56,257
Comerica, Inc. 235 16,861
Crown Castle International Corp.,
REIT 37 5,260
Cummins, Inc. 68 12,169
Darden Restaurants, Inc. 199 21,693
Dell Technologies, Inc., Class C* 37 1,901
Delta Air Lines, Inc. 1,000 58,480
Digital Realty Trust, Inc., REIT 23 2,754
Discover Financial Services 326 27,651
DXC Technology Co. 244 9,172
Eastman Chemical Co. 265 21,004
Eaton Corp. plc 350 33,152
Edwards Lifesciences Corp.* 34 7,932
Electronic Arts, Inc.* 189 20,319
Eli Lilly & Co. 18 2,366
Equinix, Inc., REIT 4 2,335
Equity Residential, REIT 47 3,803
Essex Property Trust, Inc., REIT 7 2,106
Everest Re Group Ltd. 108 29,899
Facebook, Inc., Class A* 547 112,272
Fifth Third Bancorp 829 25,483
Fiserv, Inc.* 22 2,544
Flex Ltd.* 699 8,821
Fortinet, Inc.* 113 12,064
Garmin Ltd. 310 30,244
General Dynamics Corp. 157 27,687
Gilead Sciences, Inc. 231 15,010
HCA Healthcare, Inc. 86 12,712
HD Supply Holdings, Inc.* 146 5,872
HollyFrontier Corp. 123 6,237
Home Depot, Inc. (The) 274 59,836
INVESTMENTS SHARES VALUE
United States - 30.4% (continued)
Humana, Inc. 146 $ 53,512
Huntington Ingalls Industries, Inc. 63 15,805
IAC/InterActiveCorp* 69 17,189
Ingredion, Inc. 273 25,375
Intel Corp. 1,191 71,281
International Business Machines
Corp. 253 33,912
Intuit, Inc. 100 26,193
Jazz Pharmaceuticals plc* 128 19,108
Johnson & Johnson 147 21,443
JPMorgan Chase & Co. 25 3,485
Keysight Technologies, Inc.* 20 2,053
Laboratory Corp. of America
Holdings* 48 8,120
Lam Research Corp. 162 47,369
Las Vegas Sands Corp. 50 3,452
Lockheed Martin Corp. 82 31,929
Lowe's Cos., Inc. 76 9,102
Lululemon Athletica, Inc.* 73 16,912
ManpowerGroup, Inc. 499 48,453
Mastercard, Inc., Class A 226 67,481
Maxim Integrated Products, Inc. 78 4,798
McDonald's Corp. 10 1,976
McKesson Corp. 254 35,133
Medtronic plc 183 20,761
Merck & Co., Inc. 663 60,300
MetLife, Inc. 1,077 54,895
Micron Technology, Inc.* 629 33,828
Microsoft Corp. 1,453 229,138
Monster Beverage Corp.* 597 37,939
Mylan NV* 696 13,990
Newmont Goldcorp Corp. 477 20,726
NIKE, Inc., Class B 621 62,914
Northrop Grumman Corp. 93 31,989
Norwegian Cruise Line Holdings Ltd.* 303 17,698
Oracle Corp. 397 21,033
O'Reilly Automotive, Inc.* 24 10,518
PepsiCo, Inc. 230 31,434
Pfizer, Inc. 881 34,518
Phillips 66 23 2,562
PNC Financial Services Group, Inc.
(The) 120 19,156
Procter & Gamble Co. (The) 382 47,712
Prologis, Inc., REIT 140 12,480
Public Service Enterprise Group, Inc. 267 15,766
Public Storage, REIT 55 11,713
PVH Corp. 140 14,721
Qorvo, Inc.* 129 14,994
QUALCOMM, Inc. 518 45,703
Ralph Lauren Corp. 74 8,674
Raytheon Co. 40 8,790
Reinsurance Group of America, Inc. 114 18,589
Robert Half International, Inc. 229 14,461
Ross Stores, Inc. 20 2,328
S&P Global, Inc. 34 9,284
SBA Communications Corp., REIT 8 1,928
Seagate Technology plc 179 10,651
Signature Bank 36 4,918
Simon Property Group, Inc., REIT 80 11,917
Skyworks Solutions, Inc. 25 3,022

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
United States - 30.4% (continued)
Southwest Airlines Co. 640 $ 34,547
Spirit AeroSystems Holdings, Inc.,
Class A 69 5,029
Starbucks Corp. 123 10,814
Steel Dynamics, Inc. 88 2,996
Synchrony Financial 2,027 72,992
Target Corp. 192 24,616
Texas Instruments, Inc. 241 30,918
Textron, Inc. 279 12,443
TJX Cos., Inc. (The) 388 23,691
Tractor Supply Co. 26 2,429
Travelers Cos., Inc. (The) 37 5,067
Tyson Foods, Inc., Class A 745 67,825
United Airlines Holdings, Inc.* 472 41,578
United Rentals, Inc.* 124 20,679
United Technologies Corp. 69 10,333
Universal Health Services, Inc., Class
B 160 22,954
Ventas, Inc., REIT 45 2,598
Walmart, Inc. 502 59,658
Walt Disney Co. (The) 48 6,942
Waste Management, Inc. 68 7,749
Wells Fargo & Co. 651 35,024
Welltower, Inc., REIT 23 1,881
Xerox Holdings Corp. 512 18,877
Xilinx, Inc. 85 8,310
3,717,351
—
TOTAL COMMON STOCKS
(Cost $4,929,031) 5,966,554
SHORT-TERM INVESTMENTS - 43.3%
INVESTMENT COMPANIES - 43.3%
Limited Purpose Cash Investment
Fund, 1.61%(c)
(Cost $5,321,733) 5,322,226 5,322,226
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.9%
(Cost $10,250,764) 11,288,780
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.1%(d) 998,296
NET ASSETS - 100.0% $12,287,076
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 375,789 3.1%
Consumer Discretionary 728,435 5.9
Consumer Staples 410,479 3.4
Energy 48,886 0.4
Financials 952,710 7.8
Health Care 741,717 6.0
Industrials 785,996 6.4
Information Technology 1,306,993 10.6
Materials 259,101 2.1
Real Estate 175,597 1.4
Utilities 180,851 1.5
Short-Term Investments 5,322,226 43.3
Total Investments In Securities
At Value 11,288,780 91.9
Other Assets in Excess of
Liabilities(d) 998,296 8.1
Net Assets
$ 12,287,076 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December
31, 2019 amounted to $11,446, which represents approximately
0.09% of net assets of the fund.
(c) Represents 7-day effective yield as of December 31, 2019.
(d) Includes appreciation/(depreciation) on futures and written options contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
December 31, 2019
Written Call Option Contracts (Premium Style) as of December 31, 2019:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
S&P 500 Index JPMS 1 USD (323,078) USD 3,190.00 1/17/2020 $ (5,498)
S&P 500 Index JPMS 1 USD (323,078) USD 3,225.00 1/17/2020 (3,375)
(8,873)
Written Put Option Contracts (Premium Style) as of December 31, 2019:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 3 EUR (112,355) EUR 3,600.00 1/17/2020 $ (316)
EURO STOXX 50 Index JPMS 3 EUR (112,355) EUR 3,650.00 1/17/2020 (515)
Nikkei 225 Index JPMS 2 JPY (47,313,240) JPY 23,125.00 1/10/2020 (1,123)
Nikkei 225 Index JPMS 1 JPY (23,656,620) JPY 23,500.00 1/10/2020 (1,335)
Russell 2000 Index JPMS 1 USD (166,847) USD 1,595.00 1/17/2020 (405)
Russell 2000 Index JPMS 2 USD (333,694) USD 1,605.00 1/17/2020 (1,092)
S&P 500 Index JPMS 1 USD (323,078) USD 2,985.00 2/21/2020 (1,463)
S&P 500 Index JPMS 1 USD (323,078) USD 3,025.00 2/21/2020 (1,808)
S&P 500 Index JPMS 1 USD (323,078) USD 3,030.00 2/21/2020 (1,840)
S&P 500 Index JPMS 1 USD (323,078) USD 3,045.00 2/21/2020 (2,030)
S&P 500 Index JPMS 2 USD (646,156) USD 3,070.00 2/21/2020 (5,014)
S&P 500 Index JPMS 1 USD (323,078) USD 3,075.00 1/17/2020 (540)
S&P 500 Index JPMS 1 USD (323,078) USD 3,080.00 2/21/2020 (2,450)
S&P 500 Index JPMS 1 USD (323,078) USD 3,105.00 1/17/2020 (710)
S&P 500 Index JPMS 2 USD (646,156) USD 3,115.00 2/21/2020 (6,010)
S&P 500 Index JPMS 1 USD (323,078) USD 3,125.00 1/17/2020 (848)
S&P 500 Index JPMS 2 USD (646,156) USD 3,145.00 1/17/2020 (2,312)
S&P 500 Index JPMS 1 USD (323,078) USD 3,155.00 2/21/2020 (3,505)
S&P 500 Index JPMS 1 USD (323,078) USD 3,165.00 1/17/2020 (1,775)
S&P 500 Index JPMS 1 USD (323,078) USD 3,170.00 1/17/2020 (1,400)
(36,491)
Total Written Option Contracts (Premium Style) (Premiums Received ($67,371)) $ (45,364)
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 2 3/2020 USD $ 203,650 $ (468)
(468)
Short Contracts
EURO STOXX 50 Index (2) 3/2020 EUR (83,656) 207
Nikkei 225 Index (1) 3/2020 JPY (217,569) 2,566
Russell 2000 E-Mini Index (1) 3/2020 USD (83,530) (760)
S&P 500 E-Mini Index (6) 3/2020 USD (969,331) (9,927)
(7,914)
$ (8,382)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
JPMS
Cash $ – $ 993,652 $ 993,652

Schedule of Investments
AQR Funds | Annual Report | December 2019
December 31, 2019
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVR - Contingent Value Rights
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Schedule of Investments
AQR Funds | Annual Report | December 2019
December 31, 2019
The accompanying notes are an integral part of these financial statements.
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
DTBK - Deutsche Bank AG
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale
The following reference rates, and their values as of period-end, are used for security descriptions:
Australian Bank-Bill Reference Rate (“BBR”): 0.87%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.92%
Bank of Japan Estimate Unsecured Overnight Call Rate: -0.07%
Brazilian Interbank Certificate of Deposit (“CDI”): 4.40%
Canadian Dollar Offered Rate (“CDOR”): 2.08%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.48%
EUR/USD 1 Week Forward Swap Rate: -0.50%
Euro Interbank Offered Rate (“EURIBOR”): -0.44%
Euro Overnight Index Average (“EONIA”): -0.45%
GBP/USD 1 Week Forward FX Swap Rate: 2.90%
HKD/USD 1 Month Forward FX Swap Rate: 2.67%
Hong Kong Interbank Offered Rate (“HIBOR”): 2.67%
Hong Kong Overnight Index Average (“HONIX”): 4.44%
Johannesburg Interbank Agreed Rate (“JIBAR”): 6.63%
JPY/USD 1 Week Forward Swap Rate: -0.09%
London Interbank Offered Rate (“LIBOR”): 1.76%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 7.56%
Norway Interbank Offered Rate ("NIBOR"): 1.69%
Rand Overnight Deposit Rate: 6.34%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.75%
Singapore Interbank Offered Rate (“SIBOR”): 1.75%
Sterling Overnight Index Average (“SONIA”): 0.71%
Stockholm Interbank Offered Rate (“STIBOR”): 0.00%
Swiss Average Rate Overnight (“SARON”): -0.66%
Tokyo Overnight Average Rate (“TONAR”):  -0.08%
Warsaw Interbank Offered Rate(“WIBOR”): 1.53%

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost ................. $ 364,420,345 $ 644,403,843 $ 259,454,963 $ 24,591,826
Investments in securities of affiliated issuers, at cost ................... — — 81,164,102 —
Investments in securities of unaffiliated issuers, at value ................ $ 410,364,385 $ 655,432,759 $ 277,959,260 $ 24,595,969
Investments in securities of affiliated issuers, at value .................. — — 81,189,187 —
Cash ....................................................... 903,555 256,908 — 112,917
Cash denominated in foreign currencies
‡
............................ 960,573 3,849,646 331,616 165,239
Unrealized appreciation on forward foreign currency exchange contracts .... 7,205,728 97,560 72,423 616,559
Unrealized appreciation on OTC swaps ............................. 1,111,375 3,509,131 1,182,026 214,464
Deposits for securities sold short .................................. — 25,880,013 — —
Deposits for written options contracts (premium-style) .................. 7,564,912 — — —
Due from broker .............................................. 2,078,720 14,446,599 — 2,648
Deposits with brokers for centrally cleared swaps(unamortized upfront
(receipts), $—, $(992,203), $— and $(4,813), respectively) .............. — 513,845 — 1,002,334
Deposits with brokers for futures contracts ........................... 18,007,358 1,298,955 979 2,464,435
Variation margin on centrally cleared swaps .......................... — 8,183 — 31,562
Variation margin on futures contracts ............................... — 7,790 — 22,276
Receivables:
Securities sold ............................................. 7,680,834 4,375,354 23,676,789 15,561
Foreign tax reclaims ......................................... 155,261 39,223 1,273,210 —
Dividends and interest ........................................ 480,484 2,230,398 235,355 17,566
Capital shares sold .......................................... 3,101,790 435,095 2,059,351 326
Prepaid expenses ............................................. 43,312 34,364 39,303 16,527
Total Assets 459,658,287 712,415,823 388,019,499 29,278,383
LIABILITIES:
Securities sold short, at value (proceeds  $222,684,733, $126,081,547,
$79,836,119 and $–, respectively) ................................. 202,945,054 146,985,920 81,216,476 —
Written option contracts (premium-style), at value (premiums $734,944, $–, $–
and $–, respectively) ........................................... 816,979 — — —
Due to custodian .............................................. — — 2,474 —
Due to broker ................................................ 829,932 2,106 — 230,107
Unrealized depreciation on forward foreign currency exchange contracts .... 7,302,306 201,737 657,420 752,667
Unrealized depreciation on OTC swaps ............................. 178,003 20,544,794 21,864,764 90,574
Variation margin on futures contracts ............................... 1,714,884 48,204 — 62,459
Payables: – – – –
Securities purchased ......................................... 7,877,208 3,427,152 19,554,917 15,564
Accrued investment advisory fees ............................... 270,021 408,616 261,073 10,454
Accrued distribution fees—Class N .............................. 1,978 12,000 3,318 254
Capital shares redeemed ..................................... 1,585,650 709,247 3,210,567 —
Dividends and interest payable on securities sold short ............... 412,103 793,227 112,994 —
Other accrued expenses and liabilities .............................. 190,603 326,315 215,679 117,081
Total Liabilities 224,124,721 173,459,318 127,099,682 1,279,160
Commitments and contingent liabilities
*
Net Assets $ 235,533,566 $ 538,956,505 $ 260,919,817 $ 27,999,223
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) $ 256,575,872 $ 862,043,823 $ 246,912,375 $ 27,704,035
Total distributable earnings (loss) ................................. (21,042,306) (323,087,318) 14,007,442 295,188
Net Assets $ 235,533,566 $ 538,956,505 $ 260,919,817 $ 27,999,223
NET ASSETS:
Class I ..................................................... $ 144,244,817 $ 464,185,232 $ 208,679,298 $ 14,985,436
Class N ..................................................... 8,989,322 55,694,046 14,128,330 1,172,654
Class R6 .................................................... 82,299,427 19,077,227 38,112,189 11,841,133
SHARES OUTSTANDING: – – – –
Class I ..................................................... 16,218,999 49,900,354 22,686,831 1,573,992
Class N ..................................................... 1,012,625 5,978,981 1,549,427 124,939
Class R6 .................................................... 9,236,940 2,054,739 4,135,843 1,242,121
NET ASSET VALUE: – – – –
Class I ..................................................... $ 8.89 $ 9.30 $ 9.20 $ 9.52
Class N ..................................................... $ 8.88 $ 9.31 $ 9.12 $ 9.39
Class R6 .................................................... $ 8.91 $ 9.28 $ 9.22 $ 9.53
‡
Cash denominated in foreign currencies at cost ...................... $ 955,521 $ 3,865,204 $ 328,221 $ 162,128
* AQR Diversified Arbitrage Fund, see Note 4 in the Notes to Financial Statements for additional information.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
**
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost ................. $ 709,269,685 $ 152,191,372 $ 361,068,862 $ 242,783,825
Investments in securities of affiliated issuers, at cost ................... 262,530,647 — 61,255,118 —
Investments in securities of unaffiliated issuers, at value ................ $ 709,258,577 $ 161,201,082 $ 353,559,891 $ 242,838,691
Investments in securities of affiliated issuers, at value .................. 262,591,498 — 61,268,016 —
Cash ....................................................... 9,466,330 1,661 2,816,049 240,084
Cash denominated in foreign currencies
‡
............................ 12,460,867 632,232 2,585,365 —
Unrealized appreciation on forward foreign currency exchange contracts .... 3,442,880 2,797,393 9,176,878 —
Unrealized appreciation on OTC swaps ............................. 403,654 421,074 2,149,316 4,971,897
Deposits for securities sold short .................................. 11,300,545 — 6,914,206 —
Deposits for written options contracts (premium-style) .................. — — 254 —
Due from broker .............................................. 123,169,322 501,390 34,643,267 3,008,873
Deposits with brokers for centrally cleared swaps(unamortized upfront
(receipts), $—, $—, $(1,969,049) and $—, respectively) ................ — — 577,105 —
Deposits with brokers for futures contracts ........................... 6,985,433 5,957,535 15,198,861 23,980,149
Variation margin on centrally cleared swaps .......................... — — 14,949 —
Variation margin on futures contracts ............................... 254,396 106,735 215,386 37,648
Receivables:
Securities sold ............................................. 12,940,420 568,369 22,240,879 —
Foreign tax reclaims ......................................... 1,298,077 79,866 123,790 —
Dividends and interest ........................................ 627,143 213,942 1,172,651 175,265
Capital shares sold .......................................... 1,449,833 134,577 102,992 195,243
Prepaid expenses ............................................. 49,573 27,181 37,213 26,639
Total Assets 1,155,698,548 172,643,037 512,797,068 275,474,489
LIABILITIES:
Securities sold short, at value (proceeds  $3,667,950, $17,898,542,
$107,650,075 and $–, respectively) ................................ 3,836,354 18,120,987 114,249,379 —
Written option contracts (premium-style), at value (premiums $–, $–, $478,396 and $–, respectively) ........................................... — — 483,507 —
Reverse repurchase agreements, at value ........................... — 11,809,925 — —
Due to broker ................................................ 920,000 251,106 12,258 1,253,868
Unrealized depreciation on forward foreign currency exchange contracts .... 971,786 2,593,414 10,405,220 —
Unrealized depreciation on OTC swaps ............................. 116,174,150 360,231 29,643,752 812,009
Deposits from brokers for futures contracts .......................... — 172,916 — —
Variation margin on futures contracts ............................... — 231,131 460,086 1,752,146
Payables: – – – –
Securities purchased ......................................... 20,181,344 2,320,103 22,161,637 3,872,218
Accrued investment advisory fees ............................... 991,302 75,038 472,954 168,280
Accrued distribution fees—Class N .............................. 6,451 2,400 1,414 2,890
Capital shares redeemed ..................................... 5,648,605 839,169 1,090,263 45,655
Dividends and interest payable on securities sold short ............... 271,761 17,300 587,118 —
Other accrued expenses and liabilities .............................. 453,343 303,995 265,847 154,378
Total Liabilities 149,455,096 37,097,715 179,833,435 8,061,444
Net Assets $ 1,006,243,452 $ 135,545,322 $ 332,963,633 $ 267,413,045
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) $ 1,027,156,882 $ 133,131,213 $ 775,209,582 $ 249,826,137
Total distributable earnings (loss) ................................. (20,913,430) 2,414,109 (442,245,949) 17,586,908
Net Assets $ 1,006,243,452 $ 135,545,322 $ 332,963,633 $ 267,413,045
NET ASSETS:
Class I ..................................................... $ 901,269,468 $ 119,487,881 $ 191,545,464 $ 105,144,858
Class N ..................................................... 28,688,845 11,366,316 6,218,109 13,585,728
Class R6 .................................................... 76,285,139 4,691,125 135,200,060 148,682,459
SHARES OUTSTANDING: – – – –
Class I ..................................................... 81,348,092 12,373,196 27,243,059 16,598,224
Class N ..................................................... 2,621,145 1,180,290 893,886 2,172,479
Class R6 .................................................... 6,862,414 486,163 19,181,639 23,405,902
NET ASSET VALUE: – – – –
Class I ..................................................... $ 11.08 $ 9.66 $ 7.03 $ 6.33
Class N ..................................................... $ 10.95 $ 9.63 $ 6.96 $ 6.25
Class R6 .................................................... $ 11.12 $ 9.65 $ 7.05 $ 6.35
‡
Cash denominated in foreign currencies at cost ...................... $ 12,396,186 $ 629,277 $ 2,524,957 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR RISK
PARITY II HV
FUND
**
AQR RISK
PARITY II MV
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost ................. $ 33,950,539 $ 105,476,416 $ 1,760,886,233 $ 130,567,745
Investments in securities of affiliated issuers, at cost ................... — — 806,553,808 159,911,828
Investments in securities of unaffiliated issuers, at value ................ $ 34,158,567 $ 105,936,108 $ 1,940,019,265 $ 137,923,615
Investments in securities of affiliated issuers, at value .................. — — 806,746,055 159,933,629
Cash ....................................................... 111,264 5,000 1,226,027 9,915,065
Cash denominated in foreign currencies
‡
............................ 87,572 210,629 14,046,576 1,134,213
Unrealized appreciation on forward foreign currency exchange contracts .... 2,202 2,202 38,379,983 2,027,549
Unrealized appreciation on OTC swaps ............................. 85,735 470,015 33,566,563 2,771,985
Due from broker .............................................. 111,296 327,929 278,581,317 326,564
Deposits with brokers for futures contracts ........................... 3,347,630 5,961,455 212,448,276 14,906,884
Variation margin on futures contracts ............................... — 1,500 2,945,915 116,167
Receivables:
Securities sold ............................................. 20,661 45,041 55,246,427 29,975,420
Foreign tax reclaims ......................................... — — 2,025,107 131,688
Dividends and interest ........................................ 56,786 145,723 2,458,801 272,118
Capital shares sold .......................................... 52,040 143,854 3,865,798 88,890
Prepaid expenses ............................................. 24,779 26,317 91,557 29,710
Total Assets 38,058,532 113,275,773 3,391,647,667 359,553,497
LIABILITIES:
Securities sold short, at value (proceeds  $–, $–, $1,064,756,696 and
$54,570,054, respectively) ...................................... — — 1,062,930,549 57,979,605
Reverse repurchase agreements, at value ........................... 4,061,277 — — —
Due to broker ................................................ 116,175 222,463 11,048,975 1,429,051
Unrealized depreciation on forward foreign currency exchange contracts .... 97,108 230,535 40,123,672 2,299,256
Unrealized depreciation on OTC swaps ............................. 1,343 247,323 119,401,207 1,529,778
Deposits from brokers for futures contracts .......................... — 2,137 — —
Variation margin on futures contracts ............................... 188,378 363,043 19,293,277 1,176,704
Payables: – – – –
Securities purchased ......................................... 20,665 45,051 55,335,807 39,082,811
Accrued investment advisory fees ............................... 7,773 53,377 2,532,097 113,192
Accrued distribution fees—Class N .............................. 1,039 447 9,452 1,107
Capital shares redeemed ..................................... — 83,171 7,170,431 1,113,144
Dividends and interest payable on securities sold short ............... — — 1,904,558 105,704
Interest payable for reverse repurchase agreements ................. 7,814 — — —
Other accrued expenses and liabilities .............................. 118,586 140,126 576,220 180,091
Total Liabilities 4,620,158 1,387,673 1,320,326,245 105,010,443
Net Assets $ 33,438,374 $ 111,888,100 $ 2,071,321,422 $ 254,543,054
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) $ 31,946,525 $ 108,701,213 $ 2,593,812,785 $ 271,595,553
Total distributable earnings (loss) ................................. 1,491,849 3,186,887 (522,491,363) (17,052,499)
Net Assets $ 33,438,374 $ 111,888,100 $ 2,071,321,422 $ 254,543,054
NET ASSETS:
Class I ..................................................... $ 27,611,518 $ 109,225,240 $ 866,804,405 $ 193,223,503
Class N ..................................................... 4,874,018 2,198,373 40,665,497 4,377,140
Class R6 .................................................... 952,838 464,487 1,163,851,520 56,942,411
SHARES OUTSTANDING: – – – –
Class I ..................................................... 3,168,142 11,733,439 106,373,674 20,073,949
Class N ..................................................... 559,066 237,647 5,010,960 457,827
Class R6 .................................................... 109,367 49,900 142,483,592 5,905,940
NET ASSET VALUE: – – – –
Class I ..................................................... $ 8.72 $ 9.31 $ 8.15 $ 9.63
Class N ..................................................... $ 8.72 $ 9.25 $ 8.12 $ 9.56
Class R6 .................................................... $ 8.71 $ 9.31 $ 8.17 $ 9.64
‡
Cash denominated in foreign currencies at cost ...................... $ 87,185 $ 209,309 $ 13,796,117 $ 1,112,117
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR
VOLATILITY
RISK PREMIUM
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........................................................... $ 10,250,764
Investments in securities of unaffiliated issuers, at value .......................................................... $ 11,288,780
Cash ................................................................................................. 74,716
Cash denominated in foreign currencies
‡
...................................................................... 32,922
Deposits for written options contracts (premium-style) ............................................................ 917,060
Deposits with brokers for futures contracts ..................................................................... 68,210
Receivables:
Securities sold ....................................................................................... 6,292
Foreign tax reclaims ................................................................................... 2,541
Dividends and interest .................................................................................. 12,092
Due from Investment Adviser ............................................................................. 9,635
Prepaid expenses ....................................................................................... 22,370
Total Assets 12,434,618
LIABILITIES:
Written option contracts (premium-style), at value (premiums $67,371) ............................................... 45,364
Payables: –
Securities purchased ................................................................................... 6,288
Accrued distribution fees—Class N ........................................................................ 223
Other accrued expenses and liabilities ........................................................................ 95,667
Total Liabilities 147,542
Net Assets $ 12,287,076
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) .......................................... $ 11,768,219
Total distributable earnings (loss) ........................................................................... 518,857
Net Assets $ 12,287,076
NET ASSETS:
Class I ............................................................................................... $ 1,526,675
Class N ............................................................................................... 1,057,148
Class R6 .............................................................................................. 9,703,253
SHARES OUTSTANDING: –
Class I ............................................................................................... 147,053
Class N ............................................................................................... 101,887
Class R6 .............................................................................................. 935,093
NET ASSET VALUE: –
Class I ............................................................................................... $ 10.38
Class N ............................................................................................... $ 10.38
Class R6 .............................................................................................. $ 10.38
‡
Cash denominated in foreign currencies at cost ................................................................ $ 32,193

Statements of Operations

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
**
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 12,295,409 $ 4,921,539 $ 8,535,777 $ 275,478
Affiliated issuers ...................................... — — 7,562,510 —
Interest income: — — — —
Unaffiliated issuers .................................... 1,940,815 8,638,445 6,282,094 383,483
Total Income 14,236,224 13,559,984 22,380,381 658,961
EXPENSES:
Investment advisory fees .................................. 4,191,065 4,761,668 7,046,925 403,835
Custody fees ........................................... 33,375 83,153 13,098 22,874
Administration & accounting fees ............................ 155,178 210,293 259,867 24,694
Legal fees ............................................. 14,811 41,255 30,907 4,234
Audit & tax fees ......................................... 113,082 138,902 112,507 105,690
Shareholder reporting fees ................................ 45,568 100,753 89,220 10,436
Transfer agent fees ...................................... 246,920 461,995 464,194 37,812
Trustee fees ........................................... 23,536 29,678 39,548 7,578
Distribution fees—Class N ................................. 27,066 150,607 205,007 7,374
Dividends and interest on securities sold short ................. 7,488,190 3,624,097 5,987,908 —
Interest expense ........................................ 4,613 67,390 — 111
Registration fees ........................................ 111,497 68,898 116,083 61,697
Pricing fee ............................................ 12,197 159,879 18,273 —
Other expenses ........................................ 15,849 21,221 44,774 2,537
Total Expenses 12,482,947 9,919,789 14,428,311 688,872
Less fee waivers and/or reimbursements ...................... (185,976) (387,285) (103,475) (224,341)
Net Expenses 12,296,971 9,532,504 14,324,836 464,531
Net Investment Income (Loss) 1,939,253 4,027,480 8,055,545 194,430
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (12,806,816) 30,546,976 31,610,901 (28,197)
Transactions in investment securities of affiliated issuers ....... — — 83,254 —
Settlement of foreign currency and foreign currency transactions .. (191,775) 200,160 60,796 15,195
Settlement of forward foreign currency contracts .............. 183,958 116,061 4,048,847 (310,725)
Expiration or closing of futures and futures-style options contracts . 13,447,425 (9,319,737) 2,004,888 835,008
Closed short positions in securities ........................ (50,451,951) (18,876,562) 23,112,332 —
Expiration or closing of swap contracts ..................... 2,819,996 14,826,400 (82,624,956) (328,901)
Expiration or closing of written option contracts (premium-style) ... 3,503,309 — — —
Net realized gain (loss) (43,495,854) 17,493,298 (21,703,938) 182,380
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 62,866,510 53,724,860 5,839,622 (2,325)
Investment securities of affiliated issuers ................... — (1,257,110) (101,911) —
Foreign currency and foreign currency transactions ............ (39,165) 99,283 (334,835) (19,800)
Forward foreign currency exchange contracts ................ 4,797,563 (189,473) (249,830) 794,225
Futures and futures-style options contracts .................. (5,488,066) (851,931) — (255,468)
Short positions in securities .............................. (30,989,005) (27,530,280) (74,719,796) —
Swap contracts ....................................... 1,807,250 (7,546,962) (6,146,928) 666,104
Written option contracts ................................ 426,007 — — —
Net change in unrealized appreciation (depreciation) 33,381,094 16,448,387 (75,713,678) 1,182,736
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (10,114,760) 33,941,685 (97,417,616) 1,365,116
Net increase (decrease) in net assets resulting from operations $ (8,175,507) $ 37,969,165 $ (89,362,071) $ 1,559,546
________________
†
Net of foreign taxes withheld of ............................ $ 608,779 $ 10,920 $ 1,323,042 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
**
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 17,614,187 $ 3,623,773 $ 9,824,604 $ 2,670,767
Affiliated issuers ...................................... 8,708,267 — 5,804,878 —
Interest income: — — — —
Unaffiliated issuers .................................... 19,370,247 1,533,091 7,419,204 2,465,874
Interfund lending income .................................. 3,595 — — —
Total Income 45,696,296 5,156,864 23,048,686 5,136,641
EXPENSES:
Investment advisory fees .................................. 16,920,003 1,473,324 13,756,907 2,024,443
Custody fees ........................................... 87,746 37,242 47,416 28,057
Administration & accounting fees ............................ 614,426 91,177 307,281 116,018
Legal fees ............................................. 67,782 57,287 49,700 9,855
Audit & tax fees ......................................... 96,469 119,649 127,534 116,261
Shareholder reporting fees ................................ 135,684 22,978 129,468 31,689
Transfer agent fees ...................................... 1,131,390 175,161 526,722 120,170
Trustee fees ........................................... 85,305 16,315 45,690 18,714
Distribution fees—Class N ................................. 168,608 30,745 257,273 36,834
Dividends and interest on securities sold short and reverse repurchase agreements ......................................... 12,240,385 786,919 5,586,451 —
Interest expense ........................................ 1,011 6,892 45,932 1,466
Registration fees ........................................ 122,078 80,845 110,955 84,888
Pricing fee ............................................ 21,559 861 62,140 71
Other expenses ........................................ 98,450 11,146 57,416 12,985
Total Expenses 31,790,896 2,910,541 21,110,885 2,601,451
Less fee waivers and/or reimbursements ...................... — (253,632) (248,786) (177,256)
Net Expenses 31,790,896 2,656,909 20,862,099 2,424,195
Net Investment Income (Loss) 13,905,400 2,499,955 2,186,587 2,712,446
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 113,472,316 2,181,776 190,834,588 3,377
Transactions in investment securities of affiliated issuers ....... 49,223 — 157,104 —
Settlement of foreign currency and foreign currency transactions .. 388,907 (78,021) (1,761,070) (108)
Settlement of forward foreign currency contracts .............. (5,720,598) 3,287,174 13,664,084 —
Expiration or closing of futures and futures-style options contracts . 149,777,304 21,218,796 (19,124,911) 18,869,122
Closed short positions in securities ........................ 21,513,528 (3,658,024) (163,018,328) —
Expiration or closing of swap contracts ..................... (173,732,316) 1,071,451 (106,295,787) (5,626,173)
Expiration or closing of written option contracts (premium-style) ... — — 2,445,985 —
Net realized gain (loss) 105,748,364 24,023,152 (83,098,335) 13,246,218
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 44,149,832 12,094,908 (32,190,409) 25,459
Investment securities of affiliated issuers ................... 9 — (124,446) —
Foreign currency and foreign currency transactions ............ (503,448) (219,501) 428,916 156
Forward foreign currency exchange contracts ................ 1,384,485 (146,516) 14,057,221 —
Futures and futures-style options contracts .................. 45,050,531 (588,335) (982,253) 22,265,452
Short positions in securities .............................. (166,489,336) (222,445) 20,238,408 —
Swap contracts ....................................... (29,989,264) 2,511,207 861,297 4,704,335
Written option contracts ................................ — — 317,278 —
Net change in unrealized appreciation (depreciation) (106,397,191) 13,429,318 2,606,012 26,995,402
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (648,827) 37,452,470 (80,492,323) 40,241,620
Net increase (decrease) in net assets resulting from operations $ 13,256,573 $ 39,952,425 $ (78,305,736) $ 42,954,066
________________
†
Net of foreign taxes withheld of ............................ $ 752,456 $ 158,096 $ 106,945 $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR RISK
PARITY II HV
FUND
**
AQR RISK
PARITY II MV
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
**
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 213,590 $ 759,071 $ 42,555,505 $ 3,020,915
Affiliated issuers ...................................... — — 22,172,914 3,464,970
Interest income: — — — —
Unaffiliated issuers .................................... 422,469 1,181,897 13,821,236 1,878,581
Total Income 636,059 1,940,968 78,549,655 8,364,466
EXPENSES:
Investment advisory fees .................................. 286,935 743,595 38,690,710 1,917,478
Custody fees ........................................... 21,049 24,389 63,728 19,550
Administration & accounting fees ............................ 22,974 52,335 1,184,212 131,996
Legal fees ............................................. 3,707 5,993 130,103 14,862
Audit & tax fees ......................................... 110,929 102,456 126,620 119,909
Shareholder reporting fees ................................ 5,363 10,478 356,311 41,352
Transfer agent fees ...................................... 36,988 116,832 1,366,061 216,433
Trustee fees ........................................... 7,487 10,908 150,990 20,638
Distribution fees—Class N ................................. 11,155 5,854 167,360 29,723
Dividends and interest on securities sold short and reverse repurchase agreements ......................................... 137,522 — 26,963,979 1,464,399
Interest expense ........................................ 799 923 1,451,728 6,718
Registration fees ........................................ 59,632 59,355 179,984 92,818
Pricing fee ............................................ 22 134 24,602 20,595
Other expenses ........................................ 2,008 4,538 151,962 18,005
Total Expenses 706,570 1,137,790 71,008,350 4,114,476
Less fee waivers and/or reimbursements ...................... (219,789) (186,840) (886,205) (194,528)
Net Expenses 486,781 950,950 70,122,145 3,919,948
Net Investment Income (Loss) 149,278 990,018 8,427,510 4,444,518
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (77,374) (204,631) (93,903,309) (439,257)
Transactions in investment securities of affiliated issuers ....... — — 84,376 10,813
Settlement of foreign currency and foreign currency transactions .. (8,377) (27,696) (1,960,527) 15,007
Settlement of forward foreign currency contracts .............. 283,884 682,984 40,378,868 2,797,724
Expiration or closing of futures and futures-style options contracts . 6,720,811 14,091,187 50,571,249 2,676,203
Closed short positions in securities ........................ — — (95,379,782) (3,266,986)
Expiration or closing of swap contracts ..................... 530,815 687,097 (45,080,025) (9,858,055)
Net realized gain (loss) 7,449,759 15,228,941 (145,289,150) (8,064,551)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 528,766 1,130,252 375,887,764 8,436,208
Investment securities of affiliated issuers ................... — — (15,487) (8,187)
Foreign currency and foreign currency transactions ............ 3,795 8,267 1,033,625 574
Forward foreign currency exchange contracts ................ (92,187) (215,786) 44,353,411 2,799,142
Futures and futures-style options contracts .................. 276,562 521,761 (38,946,171) (1,347,566)
Short positions in securities .............................. — — (269,244,255) (13,614,994)
Swap contracts ....................................... 67,981 283,983 (207,370,301) (2,851,319)
Net change in unrealized appreciation (depreciation) 784,917 1,728,477 (94,301,414) (6,586,142)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 8,234,676 16,957,418 (239,590,564) (14,650,693)
Net increase (decrease) in net assets resulting from operations $ 8,383,954 $ 17,947,436 $ (231,163,054) $ (10,206,175)
________________
†
Net of foreign taxes withheld of ............................ $ 287 $ 330 $ 2,325,677 $ 318,235
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR
VOLATILITY
RISK PREMIUM
FUND
FOR THE
YEAR ENDED
DECEMBER 31,
2019
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................................................................. $ 248,330
Total Income 248,330
EXPENSES:
Investment advisory fees ................................................................................ 64,975
Custody fees ......................................................................................... 2,715
Administration & accounting fees .......................................................................... 9,573
Legal fees ........................................................................................... 3,239
Audit & tax fees ....................................................................................... 92,998
Shareholder reporting fees .............................................................................. 2,141
Transfer agent fees .................................................................................... 17,920
Trustee fees ......................................................................................... 5,753
Offering costs ........................................................................................ 49,700
Distribution fees—Class N ............................................................................... 2,543
Registration fees ...................................................................................... 58,179
Pricing fee .......................................................................................... 1,009
Other expenses ...................................................................................... 789
Total Expenses 311,534
Less fee waivers and/or reimbursements .................................................................... (231,687)
Net Expenses 79,847
Net Investment Income (Loss) 168,483
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers .................................................... (437,644)
Settlement of foreign currency and foreign currency transactions ................................................ 1,244
Expiration or closing of futures and futures-style options contracts ............................................... (308,175)
Expiration or closing of written option contracts (premium-style) ................................................. 376,864
Net realized gain (loss) (367,711)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............................................................... 1,417,923
Foreign currency and foreign currency transactions .......................................................... 1,038
Futures and futures-style options contracts ................................................................ (77,201)
Written option contracts .............................................................................. 55,981
Net change in unrealized appreciation (depreciation) 1,397,741
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 1,030,030
Net increase (decrease) in net assets resulting from operations $ 1,198,513
________________
†
Net of foreign taxes withheld of .......................................................................... $ 10,217

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR ALTERNATIVE RISK PREMIA
FUND AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
OPERATIONS:
Net investment income (loss) ........................ $ 1,939,253 $ 27,287 $ 4,027,480 $ 2,872,418
Net realized gain (loss) ............................. (43,495,854) (43,584,880) 17,493,298 42,193,673
Net change in unrealized appreciation (depreciation) ....... 33,381,094 30,038,179 16,448,387 (35,092,047)
Net increase (decrease) in net assets resulting from
operations (8,175,507) (13,519,414) 37,969,165 9,974,044
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (1,268,769) (197,523) (9,543,069) (21,292,398)
Class N ......................................... (51,374) (7,379) (1,000,382) (4,193,660)
Class R6 ........................................ (679,978) (86,658) (456,712) (871,174)
Total distributions (2,000,121) (291,560) (11,000,163) (26,357,232)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 157,006,742 469,503,958 226,431,267 133,439,029
Reinvestment of distributions ......................... 1,256,968 197,507 6,544,727 13,354,400
Cost of shares redeemed ........................... (269,352,660) (226,403,359) (110,213,810) (201,260,502)
Net increase (decrease) from capital transactions (111,088,950) 243,298,106 122,762,184 (54,467,073)
CLASS N — — — —
Proceeds from shares sold .......................... 6,466,333 13,543,561 10,073,637 20,304,675
Reinvestment of distributions ......................... 51,374 7,379 993,345 4,179,442
Cost of shares redeemed ........................... (8,628,323) (3,304,248) (25,446,050) (32,515,274)
Net increase (decrease) from capital transactions (2,110,616) 10,246,692 (14,379,068) (8,031,157)
CLASS R6 — — — —
Proceeds from shares sold .......................... 149,749,670 143,810,607 12,147,262 11,477,232
Reinvestment of distributions ......................... 677,934 71,249 328,736 489,696
Cost of shares redeemed ........................... (162,942,747) (90,399,580) (7,928,226) (6,190,750)
Net increase (decrease) from capital transactions (12,515,143) 53,482,276 4,547,772 5,776,178
Net increase (decrease) in net assets resulting from capital transactions (125,714,709) 307,027,074 112,930,888 (56,722,052)
Total increase (decrease) in net assets (135,890,337) 293,216,100 139,899,890 (73,105,240)
NET ASSETS:
Beginning of period ................................ 371,423,903 78,207,803 399,056,615 472,161,855
End of period ................................... $ 235,533,566 $ 371,423,903 $ 538,956,505 $ 399,056,615
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR ALTERNATIVE RISK PREMIA
FUND AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 28,218,036 2,682,282 36,459,796 42,440,083
Shares sold ..................................... 16,882,156 49,682,754 24,819,158 14,381,039
Shares issued on reinvestment of distributions ........... 140,600 21,237 705,251 1,522,737
Shares redeemed ................................. (29,021,793) (24,168,237) (12,083,851) (21,884,063)
Shares outstanding, end of period 16,218,999 28,218,036 49,900,354 36,459,796
CLASS N
Shares outstanding, beginning of period ................ 1,242,488 153,729 7,561,487 8,415,812
Shares sold ..................................... 694,072 1,436,820 1,100,646 2,195,480
Shares issued on reinvestment of distributions ........... 5,759 795 106,811 476,018
Shares redeemed ................................. (929,694) (348,856) (2,789,963) (3,525,823)
Shares outstanding, end of period 1,012,625 1,242,488 5,978,981 7,561,487
CLASS R6
Shares outstanding, beginning of period ................ 10,679,328 4,972,362 1,563,194 924,895
Shares sold ..................................... 16,097,977 15,254,295 1,322,476 1,255,278
Shares issued on reinvestment of distributions ........... 75,747 7,645 35,501 55,965
Shares redeemed ................................. (17,616,112) (9,554,974) (866,432) (672,944)
Shares outstanding, end of period 9,236,940 10,679,328 2,054,739 1,563,194

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR EQUITY MARKET NEUTRAL
FUND AQR GLOBAL MACRO FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
OPERATIONS:
Net investment income (loss) ........................ $ 8,055,545 $ 5,603,109 $ 194,430 $ 103,508
Net realized gain (loss) ............................. (21,703,938) (191,517,375) 182,380 2,613,397
Net change in unrealized appreciation (depreciation) ....... (75,713,678) (85,648,629) 1,182,736 (1,680,724)
Net increase (decrease) in net assets resulting from
operations (89,362,071) (271,562,895) 1,559,546 1,036,181
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (7,790,074) (3,514,719) (7,978) (938,655)
Class N ......................................... (548,127) (1,041,810) (589) (986,322)
Class R6 ........................................ (1,491,330) (1,017,912) (5,854) (460,233)
Total distributions (9,829,531) (5,574,441) (14,421) (2,385,210)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 205,860,741 683,095,837 15,026,352 29,356,686
Reinvestment of distributions ......................... 6,437,151 2,641,777 7,978 936,110
Cost of shares redeemed ........................... (641,318,640) (1,335,331,827) (21,136,582) (18,886,754)
Net increase (decrease) from capital transactions (429,020,748) (649,594,213) (6,102,252) 11,406,042
CLASS N — — — —
Proceeds from shares sold .......................... 23,062,079 106,888,936 1,015,451 29,248,233
Reinvestment of distributions ......................... 545,211 1,041,355 589 986,322
Cost of shares redeemed ........................... (204,642,823) (216,570,707) (17,044,026) (14,299,996)
Net increase (decrease) from capital transactions (181,035,533) (108,640,416) (16,027,986) 15,934,559
CLASS R6 — — — —
Proceeds from shares sold .......................... 13,217,228 135,403,341 12,005 49,551
Reinvestment of distributions ......................... 1,294,751 919,463 5,849 459,833
Cost of shares redeemed ........................... (168,270,079) (214,060,186) (810,728) (3,185,048)
Net increase (decrease) from capital transactions (153,758,100) (77,737,382) (792,874) (2,675,664)
Net increase (decrease) in net assets resulting from capital transactions (763,814,381) (835,972,011) (22,923,112) 24,664,937
Total increase (decrease) in net assets (863,005,983) (1,113,109,347) (21,377,987) 23,315,908
NET ASSETS:
Beginning of period ................................ 1,123,925,800 2,237,035,147 49,377,210 26,061,302
End of period ................................... $ 260,919,817 $ 1,123,925,800 $ 27,999,223 $ 49,377,210
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR EQUITY MARKET NEUTRAL
FUND AQR GLOBAL MACRO FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 65,873,312 126,740,391 2,227,724 1,051,631
Shares sold ..................................... 19,880,367 58,626,776 1,627,269 3,084,850
Shares issued on reinvestment of distributions ........... 691,423 247,821 830 102,084
Shares redeemed ................................. (63,758,271) (119,741,676) (2,281,831) (2,010,841)
Shares outstanding, end of period 22,686,831 65,873,312 1,573,992 2,227,724
CLASS N
Shares outstanding, beginning of period ................ 19,566,477 29,297,507 1,903,036 334,118
Shares sold ..................................... 2,202,684 9,239,426 111,729 3,017,567
Shares issued on reinvestment of distributions ........... 59,069 98,241 62 108,866
Shares redeemed ................................. (20,278,803) (19,068,697) (1,889,888) (1,557,515)
Shares outstanding, end of period 1,549,427 19,566,477 124,939 1,903,036
CLASS R6
Shares outstanding, beginning of period ................ 19,134,890 26,681,122 1,329,111 1,597,192
Shares sold ..................................... 1,287,475 11,197,870 1,259 5,248
Shares issued on reinvestment of distributions ........... 138,773 86,173 608 50,145
Shares redeemed ................................. (16,425,295) (18,830,275) (88,857) (323,474)
Shares outstanding, end of period 4,135,843 19,134,890 1,242,121 1,329,111
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR LONG-SHORT EQUITY FUND AQR MULTI-ASSET FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
OPERATIONS:
Net investment income (loss) ........................ $ 13,905,400 $ 13,156,459 $ 2,499,955 $ 3,831,386
Net realized gain (loss) ............................. 105,748,364 (459,823,744) 24,023,152 (16,828,064)
Net change in unrealized appreciation (depreciation) ....... (106,397,191) (428,306,953) 13,429,318 (15,343,053)
Net increase (decrease) in net assets resulting from
operations 13,256,573 (874,974,238) 39,952,425 (28,339,731)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (110,914,912) (7,826,259) (15,136,783)
Class N ......................................... — (7,317,725) (679,342) (848,775)
Class R6 ........................................ — (13,197,027) (294,420) (1,726,240)
Total distributions — (131,429,664) (8,800,021) (17,711,798)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 575,379,819 1,661,241,345 26,119,567 83,151,316
Reinvestment of distributions ......................... — 79,782,800 6,899,732 14,317,789
Cost of shares redeemed ........................... (1,382,311,476) (3,387,400,801) (159,202,833) (255,486,888)
Net increase (decrease) from capital transactions (806,931,657) (1,646,376,656) (126,183,534) (158,017,783)
CLASS N — — — —
Proceeds from shares sold .......................... 16,852,037 123,395,387 782,310 5,543,736
Reinvestment of distributions ......................... — 7,230,423 677,289 848,775
Cost of shares redeemed ........................... (106,143,566) (344,172,803) (4,029,937) (8,771,264)
Net increase (decrease) from capital transactions (89,291,529) (213,546,993) (2,570,338) (2,378,753)
CLASS R6 — — — —
Proceeds from shares sold .......................... 13,747,921 308,186,315 1,493,850 420,039
Reinvestment of distributions ......................... — 8,033,877 294,420 1,726,240
Cost of shares redeemed ........................... (145,628,044) (924,512,139) (23,275,947) (13,791,557)
Net increase (decrease) from capital transactions (131,880,123) (608,291,947) (21,487,677) (11,645,278)
Net increase (decrease) in net assets resulting from capital transactions (1,028,103,309) (2,468,215,596) (150,241,549) (172,041,814)
Total increase (decrease) in net assets (1,014,846,736) (3,474,619,498) (119,089,145) (218,093,343)
NET ASSETS:
Beginning of period ................................ 2,021,090,188 5,495,709,686 254,634,467 472,727,810
End of period ................................... $ 1,006,243,452 $ 2,021,090,188 $ 135,545,322 $ 254,634,467
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR LONG-SHORT EQUITY FUND AQR MULTI-ASSET FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 155,099,515 298,568,829 25,535,240 42,326,766
Shares sold ..................................... 51,840,834 124,006,619 2,761,318 8,664,776
Shares issued on reinvestment of distributions ........... — 7,332,952 714,258 1,684,446
Shares redeemed ................................. (125,592,257) (274,808,885) (16,637,620) (27,140,748)
Shares outstanding, end of period 81,348,092 155,099,515 12,373,196 25,535,240
CLASS N
Shares outstanding, beginning of period ................ 10,817,989 27,927,412 1,449,019 1,701,531
Shares sold ..................................... 1,538,748 9,163,590 82,769 585,761
Shares issued on reinvestment of distributions ........... — 670,726 70,258 100,091
Shares redeemed ................................. (9,735,592) (26,943,739) (421,756) (938,364)
Shares outstanding, end of period 2,621,145 10,817,989 1,180,290 1,449,019
CLASS R6
Shares outstanding, beginning of period ................ 18,792,779 69,452,664 2,928,896 4,096,425
Shares sold ..................................... 1,238,828 22,146,443 152,687 46,099
Shares issued on reinvestment of distributions ........... — 736,377 30,478 203,087
Shares redeemed ................................. (13,169,193) (73,542,705) (2,625,898) (1,416,715)
Shares outstanding, end of period 6,862,414 18,792,779 486,163 2,928,896
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR MULTI-STRATEGY
ALTERNATIVE FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
OPERATIONS:
Net investment income (loss) ........................ $ 2,186,587 $ (11,984,962) $ 2,712,446 $ 2,120,073
Net realized gain (loss) ............................. (83,098,335) (140,927,580) 13,246,218 (48,707,894)
Net change in unrealized appreciation (depreciation) ....... 2,606,012 (230,334,766) 26,995,402 (19,020,518)
Net increase (decrease) in net assets resulting from
operations (78,305,736) (383,247,308) 42,954,066 (65,608,339)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — — (5,315,484) (679,036)
Class N ......................................... — — (665,640) (53,834)
Class R6 ........................................ — — (7,398,683) (1,167,121)
Total — — (13,379,807) (1,899,991)
Return of capital: — — — —
Class I ....................................... — — (2,012) —
Class N ....................................... — — (283) —
Class R6 ...................................... — — (2,569) —
Total — — (4,864) —
Total distributions — — (13,384,671) (1,899,991)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 85,420,221 527,868,704 25,651,638 162,258,558
Reinvestment of distributions ......................... — — 4,124,956 590,639
Cost of shares redeemed ........................... (622,333,724) (1,505,699,183) (32,124,762) (126,629,068)
Net increase (decrease) from capital transactions (536,913,503) (977,830,479) (2,348,168) 36,220,129
CLASS N — — — —
Proceeds from shares sold .......................... 15,031,022 118,995,277 4,725,900 36,762,086
Reinvestment of distributions ......................... — — 665,923 53,834
Cost of shares redeemed ........................... (371,426,052) (117,174,916) (11,115,268) (21,013,348)
Net increase (decrease) from capital transactions (356,395,030) 1,820,361 (5,723,445) 15,802,572
CLASS R6 — — — —
Proceeds from shares sold .......................... 90,778,696 128,136,646 11,972,722 89,268,198
Reinvestment of distributions ......................... — — 7,400,954 875,880
Cost of shares redeemed ........................... (257,757,035) (328,757,340) (43,741,383) (10,264,672)
Net increase (decrease) from capital transactions (166,978,339) (200,620,694) (24,367,707) 79,879,406
Net increase (decrease) in net assets resulting from capital transactions (1,060,286,872) (1,176,630,812) (32,439,320) 131,902,107
Total increase (decrease) in net assets (1,138,592,608) (1,559,878,120) (2,869,925) 64,393,777
NET ASSETS:
Beginning of period ................................ 1,471,556,241 3,031,434,361 270,282,970 205,889,193
End of period ................................... $ 332,963,633 $ 1,471,556,241 $ 267,413,045 $ 270,282,970
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR MULTI-STRATEGY
ALTERNATIVE FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 99,406,698 219,604,853 17,068,772 12,725,339
Shares sold ..................................... 11,216,999 62,383,598 4,249,283 24,119,599
Shares issued on reinvestment of distributions ........... — — 663,176 103,803
Shares redeemed ................................. (83,380,638) (182,581,753) (5,383,007) (19,879,969)
Shares outstanding, end of period 27,243,059 99,406,698 16,598,224 17,068,772
CLASS N
Shares outstanding, beginning of period ................ 47,853,329 48,119,919 3,130,810 1,109,579
Shares sold ..................................... 1,958,757 13,941,914 796,135 5,502,638
Shares issued on reinvestment of distributions ........... — — 108,457 9,596
Shares redeemed ................................. (48,918,200) (14,208,504) (1,862,923) (3,491,003)
Shares outstanding, end of period 893,886 47,853,329 2,172,479 3,130,810
CLASS R6
Shares outstanding, beginning of period ................ 41,536,191 67,398,448 27,627,748 15,954,715
Shares sold ..................................... 12,023,241 15,159,212 1,985,800 13,160,776
Shares issued on reinvestment of distributions ........... — — 1,186,050 153,663
Shares redeemed ................................. (34,377,793) (41,021,469) (7,393,696) (1,641,406)
Shares outstanding, end of period 19,181,639 41,536,191 23,405,902 27,627,748
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR RISK PARITY II HV FUND
**
AQR RISK PARITY II MV FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
OPERATIONS:
Net investment income (loss) ........................ $ 149,278 $ 337,356 $ 990,018 $ 752,156
Net realized gain (loss) ............................. 7,449,759 (2,376,244) 15,228,941 (3,522,303)
Net change in unrealized appreciation (depreciation) ....... 784,917 (1,951,750) 1,728,477 (2,176,001)
Net increase (decrease) in net assets resulting from
operations 8,383,954 (3,990,638) 17,947,436 (4,946,148)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,881,853) (1,723,903) (10,512,914) (1,595,156)
Class N ......................................... (502,100) (307,214) (196,003) (48,815)
Class R6 ........................................ (97,844) (61,357) (44,648) (18,019)
Total distributions (3,481,797) (2,092,474) (10,753,565) (1,661,990)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 7,128,526 6,786,842 35,240,225 10,645,365
Reinvestment of distributions ......................... 2,077,054 1,193,325 9,740,055 1,415,709
Cost of shares redeemed ........................... (6,077,393) (21,362,946) (6,568,665) (19,758,283)
Net increase (decrease) from capital transactions 3,128,187 (13,382,779) 38,411,615 (7,697,209)
CLASS N — — — —
Proceeds from shares sold .......................... 422,852 4,158,546 424,288 595,649
Reinvestment of distributions ......................... 502,100 307,214 196,003 48,816
Cost of shares redeemed ........................... (899,689) (17,727,816) (907,488) (993,794)
Net increase (decrease) from capital transactions 25,263 (13,262,056) (287,197) (349,329)
CLASS R6 — — — —
Proceeds from shares sold .......................... 84,884 133,573 — 66,000
Reinvestment of distributions ......................... 83,188 57,045 44,648 18,018
Cost of shares redeemed ........................... (138,019) (35,963) (362,146) (4,602)
Net increase (decrease) from capital transactions 30,053 154,655 (317,498) 79,416
Net increase (decrease) in net assets resulting from capital transactions 3,183,503 (26,490,180) 37,806,920 (7,967,122)
Total increase (decrease) in net assets 8,085,660 (32,573,292) 45,000,791 (14,575,260)
NET ASSETS:
Beginning of period ................................ 25,352,714 57,926,006 66,887,309 81,462,569
End of period ................................... $ 33,438,374 $ 25,352,714 $ 111,888,100 $ 66,887,309
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR RISK PARITY II HV FUND
**
AQR RISK PARITY II MV FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 2,796,989 4,358,862 7,567,807 8,422,139
Shares sold ..................................... 846,310 789,267 3,808,740 1,184,037
Shares issued on reinvestment of distributions ........... 239,568 162,578 1,049,575 166,947
Shares redeemed ................................. (714,725) (2,513,718) (692,683) (2,205,316)
Shares outstanding, end of period 3,168,142 2,796,989 11,733,439 7,567,807
CLASS N
Shares outstanding, beginning of period ................ 563,726 2,086,431 264,351 302,522
Shares sold ..................................... 46,206 487,124 45,097 65,208
Shares issued on reinvestment of distributions ........... 57,912 41,855 21,258 5,790
Shares redeemed ................................. (108,778) (2,051,684) (93,059) (109,169)
Shares outstanding, end of period 559,066 563,726 237,647 264,351
CLASS R6
Shares outstanding, beginning of period ................ 105,366 86,209 82,163 73,253
Shares sold ..................................... 9,403 15,739 — 7,330
Shares issued on reinvestment of distributions ........... 9,606 7,782 4,811 2,125
Shares redeemed ................................. (15,008) (4,364) (37,074) (545)
Shares outstanding, end of period 109,367 105,366 49,900 82,163
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR STYLE PREMIA ALTERNATIVE
FUND
**
AQR STYLE PREMIA ALTERNATIVE
LV FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
OPERATIONS:
Net investment income (loss) ........................ $ 8,427,510 $ 5,803,338 $ 4,444,518 $ 4,514,019
Net realized gain (loss) ............................. (145,289,150) (327,176,831) (8,064,551) (13,454,694)
Net change in unrealized appreciation (depreciation) ....... (94,301,414) (307,305,309) (6,586,142) (15,031,045)
Net increase (decrease) in net as sets resulting from
operations (231,163,054) (628,678,802) (10,206,175) (23,971,720)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... (14,824,074) (18,380,634) (182,401) (382,170)
Class N ......................................... (663,746) (440,477) — —
Class R6 ........................................ (18,280,787) (15,833,509) (56,803) (77,879)
Total (33,768,607) (34,654,620) (239,204) (460,049)
Return of capital: — — — —
Class I ....................................... (904) — (28,079) —
Class N ....................................... (40) — — —
Class R6 ...................................... (777) — (5,691) —
Total (1,721) — (33,770) —
Total distributions (33,770,328) (34,654,620) (272,974) (460,049)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 617,096,262 1,353,376,419 119,808,640 421,189,135
Reinvestment of distributions ......................... 13,262,027 15,448,117 190,873 323,831
Cost of shares redeemed ........................... (1,387,028,097) (2,160,681,716) (325,473,507) (331,296,543)
Net increase (decrease) from capital transactions (756,669,808) (791,857,180) (205,473,994) 90,216,423
CLASS N — — — —
Proceeds from shares sold .......................... 22,257,397 51,415,274 1,928,483 12,719,467
Reinvestment of distributions ......................... 638,706 433,236 — —
Cost of shares redeemed ........................... (58,798,648) (126,110,000) (19,112,898) (24,841,098)
Net increase (decrease) from capital transactions (35,902,545) (74,261,490) (17,184,415) (12,121,631)
CLASS R6 — — — —
Proceeds from shares sold .......................... 461,478,228 555,928,288 51,316,011 17,844,154
Reinvestment of distributions ......................... 17,264,975 13,877,968 62,494 77,879
Cost of shares redeemed ........................... (651,263,343) (486,434,136) (44,904,903) (55,944,746)
Net increase (decrease) from capital transactions (172,520,140) 83,372,120 6,473,602 (38,022,713)
Net increase (decrease) in net assets resulting from capital transactions (965,092,493) (782,746,550) (216,184,807) 40,072,079
Total increase (decrease) in net assets (1,230,025,875) (1,446,079,972) (226,663,956) 15,640,310
NET ASSETS:
Beginning of period ................................ 3,301,347,297 4,747,427,269 481,207,010 465,566,700
End of period ................................... $ 2,071,321,422 $ 3,301,347,297 $ 254,543,054 $ 481,207,010
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR STYLE PREMIA ALTERNATIVE
FUND
**
AQR STYLE PREMIA ALTERNATIVE
LV FUND
**
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 195,099,458 284,753,468 40,707,426 31,798,558
Shares sold ..................................... 69,328,736 135,388,138 12,157,845 41,258,381
Shares issued on reinvestment of distributions ........... 1,611,425 1,710,755 19,739 32,286
Shares redeemed ................................. (159,665,945) (226,752,903) (32,811,061) (32,381,799)
Shares outstanding, end of period 106,373,674 195,099,458 20,073,949 40,707,426
CLASS N
Shares outstanding, beginning of period ................ 9,202,006 17,131,773 2,197,135 3,367,115
Shares sold ..................................... 2,523,622 5,095,016 194,649 1,223,931
Shares issued on reinvestment of distributions ........... 77,891 48,031 — —
Shares redeemed ................................. (6,792,559) (13,072,814) (1,933,957) (2,393,911)
Shares outstanding, end of period 5,010,960 9,202,006 457,827 2,197,135
CLASS R6
Shares outstanding, beginning of period ................ 161,609,679 155,015,501 5,182,314 8,884,892
Shares sold ..................................... 53,256,825 55,361,426 5,271,072 1,705,485
Shares issued on reinvestment of distributions ........... 2,092,724 1,535,173 6,449 7,749
Shares redeemed ................................. (74,475,636) (50,302,421) (4,553,895) (5,415,812)
Shares outstanding, end of period 142,483,592 161,609,679 5,905,940 5,182,314
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR VOLATILITY RISK PREMIUM
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE PERIOD
11/01/18
*
- 12/31/18
OPERATIONS:
Net investment income (loss) .......................................................... $ 168,483 $ 21,407
Net realized gain (loss) ............................................................... (367,711) (154,913)
Net change in unrealized appreciation (depreciation) ......................................... 1,397,741 (345,291)
Net increase (decrease) in net assets resulting from operations 1,198,513 (478,797)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................................... (29,676) (2,866)
Class N ........................................................................... (18,220) (2,213)
Class R6 .......................................................................... (190,100) (24,930)
Total distributions (237,996) (30,009)
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 435,034 1,112,219
Reinvestment of distributions ........................................................... 29,676 1,667
Cost of shares redeemed ............................................................. (111,257) —
Net increase (decrease) from capital transactions 353,453 1,113,886
CLASS N — —
Proceeds from shares sold ............................................................ 1,158 1,000,000
Reinvestment of distributions ........................................................... 18,220 1,200
Cost of shares redeemed ............................................................. (1,169) —
Net increase (decrease) from capital transactions 18,209 1,001,200
CLASS R6 — —
Proceeds from shares sold ............................................................ — 9,145,000
Reinvestment of distributions ........................................................... 190,100 13,517
Net increase (decrease) from capital transactions 190,100 9,158,517
Net increase (decrease) in net assets resulting from capital transactions 561,762 11,273,603
Total increase (decrease) in net assets 1,522,279 10,764,797
NET ASSETS:
Beginning of period .................................................................. 10,764,797 —
End of period ..................................................................... $ 12,287,076 $ 10,764,797
$ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR VOLATILITY RISK PREMIUM
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE PERIOD
11/01/18
*
- 12/31/18
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. 111,628 —
Shares sold ....................................................................... 43,150 111,453
Shares issued on reinvestment of distributions ............................................. 2,862 175
Shares redeemed ................................................................... (10,587) —
Shares outstanding, end of period 147,053 111,628
CLASS N
Shares outstanding, beginning of period .................................................. 100,126 —
Shares sold ....................................................................... 116 100,001
Shares issued on reinvestment of distributions ............................................. 1,759 125
Shares redeemed ................................................................... (114) —
Shares outstanding, end of period 101,887 100,126
CLASS R6
Shares outstanding, beginning of period .................................................. 916,760 —
Shares sold ....................................................................... — 915,343
Shares issued on reinvestment of distributions ............................................. 18,333 1,417
Shares outstanding, end of period 935,093 916,760
*
Commencement of operations.

Statements of Cash Flows

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ (8,175,507) $ 37,969,165 $ (89,362,071)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (241,052,503) (1,099,588,797) (213,344,326)
Payments to cover short positions in securities .......................... (434,768,713) (482 ,318,872) (412,812,839)
Proceeds from sale of securities ..................................... 376,628,732 1,027,202,951 482,089,465
Proceeds from short positions in securities ............................. 276,741,142 507,239,944 182,086,876
Proceeds from option contracts written ................................ 14,814,967 — —
Payments to close option contracts written ............................. (11,829,482) — —
(Purchases) sales of short-term investments, net ........................ 111,421,860 (33,340,758) 804,742,473
Realized (gain) loss on investments in securities ........................ 12,806,816 (30,546,976) (31,694,155)
Realized (gain) loss on short positions in securities ....................... 50,451,951 18,876,562 (23,112,332)
Realized (gain) loss on option contracts written ......................... (3,503,309) — —
Realized (gain) loss on paydowns ................................... — (6,735) —
Change in unrealized (appreciation) depreciation on investments in securities ... (62,866,510) (52,467,750) (5,737,711)
Change in unrealized (appreciation) depreciation on short positions in securities . 30,989,005 27,530,280 74,719,796
Change in unrealized (appreciation) depreciation on option contracts written .... (426,007) — —
Amortization (accretion) of bond premium (discount) ...................... (1,938,902) (1,440,481) (6,282,094)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 3,614,195 (9,841,440) 1,137,029
Deposits with brokers for futures and futures-style options contracts .......... (1,887,717) 1,238,082 (25)
Unrealized appreciation on forward foreign currency exchange contracts ...... (5,447,503) 41,382 379,844
Unrealized appreciation on OTC swaps ............................... (945,990) (2,128,909) 9,326,752
Deposits for securities sold short .................................... 3,448,308 (13,980,188) —
Deposits  for written options ........................................ 5,230,514 — —
Deposits with brokers for centrally cleared swaps ....................... — 164,869 —
Variation margin on centrally cleared swaps ............................ — (8,183) —
Variation margin on futures and futures-style options contracts .............. — (7,786) —
Foreign tax reclaim .............................................. (101,881) 12,034 (256,253)
Dividends and Interest ............................................ 112,778 (98,724) 1,696,160
Prepaid expenses ............................................... 30,060 4,205 51,333
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... 827,018 (1,154,098) —
Unrealized depreciation on forward foreign currency exchange contracts ...... 649,940 148,091 (130,014)
Unrealized depreciation on OTC swaps ............................... (861,260) 8,596,047 (3,179,824)
Deposits from brokers for futures contracts ............................. — — (2)
Variation margin on centrally cleared swaps ............................ — (23,880) —
Variation margin on futures contracts ................................. 819,367 (446,112) —
Accrued investment advisory fees ................................... (31,428) 38,014 (832,415)
Accrued distribution fees—Class N ................................... (112) (3,154) (41,427)
Dividends and Interest payable on securities sold short ................... 34,015 542,919 (200,465)
Other accrued expenses and liabilities ................................ 34,070 9,150 (327,017)
Net cash provided by (used in) operating activities $ 114,817,914 $ (97,789,148) $ 768,916,758
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 312,089,686 248,594,063 246,299,456
Payments on shares redeemed ..................................... (440,460,360) (144,596,719) (1,016,203,233)
Cash distributions paid ............................................ (13,845) (3,133,355) (1,552,418)
Due to custodian ................................................ (316,078) (63,476) 2,474
Net cash provided by (used in) financing activities ....................... $ (128,700,597) $ 100,800,513 $ (771,453,721)
Net change in cash and cash denominated in foreign currencies .............. (13,882,683) 3,011,365 (2,536,963)
Cash, beginning of period ......................................... 15,746,811 1,095,189 2,868,579
Cash, end of period** ............................................. $ 1,864,128 $ 4,106,554 $ 331,616
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $1,819,214, $1,478,958 and $1,424,144.
Non-cash financing activities consist of reinvestment of distributions in the amount $1,986,276, $7,866,808 and $8,277,113.

Statements of Cash Flows

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
***
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 13,256,573 $ 39,952,425 $ (78,305,736)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (786,076,239) (282,366,322) (431,498,303)
Payments to cover short positions in securities .......................... (1,472,249,273) (44,389,171) (513,311,784)
Proceeds from sale of securities ..................................... 2,264,403,946 300,264,895 832,714,042
Proceeds from short positions in securities ............................. 672,757,634 58,629,689 190,243,547
Proceeds from option contracts written ................................ — — 8,971,931
Payments to close option contracts written ............................. — — (6,870,246)
(Purchases) sales of short-term investments, net ........................ 390,946,882 80,853,027 997,051,550
Realized (gain) loss on investments in securities ........................ (113,521,539) (2,181,776) (190,991,692)
Realized (gain) loss on short positions in securities ....................... (21,513,528) 3,658,024 163,018,328
Realized (gain) loss on option contracts written ......................... — — (2,445,985)
Change in unrealized (appreciation) depreciation on investments in securities ... (44,149,841) (12,094,908) 32,314,855
Change in unrealized (appreciation) depreciation on short positions in securities . 166,489,336 222,445 (20,238,408)
Change in unrealized (appreciation) depreciation on option contracts written .... — — (317,278)
Amortization (accretion) of bond premium (discount) ...................... (19,422,674) (1,208,482) (1,514,554)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (9,359,950) 1,421,879 16,405,064
Deposits with brokers for futures and futures-style options contracts .......... 12,011,795 (1,384,693) 36,787,907
Repurchase Agreements .......................................... — (4,752,805) —
Unrealized appreciation on forward foreign currency exchange contracts ...... 3,768,498 (649,946) 8,993,920
Unrealized appreciation on OTC swaps ............................... 43,705,836 (142,690) 27,151,957
Deposits for securities sold short .................................... (11,300,545) — 48,035,785
Deposits  for written options ........................................ — — 265,915
Deposits with brokers for centrally cleared swaps ....................... — 8,886,258 3,032,311
Variation margin on centrally cleared swaps ............................ — 366,530 (14,949)
Variation margin on futures and futures-style options contracts .............. 5,822,729 690,317 2,289,695
Foreign tax reclaim .............................................. 50,313 (79,866) 177,120
Dividends and Interest ............................................ 1,737,298 61,599 3,389,522
Prepaid expenses ............................................... 68,172 24,672 44,190
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (1,084,143) 202,524 (954,215)
Unrealized depreciation on forward foreign currency exchange contracts ...... (5,152,983) 796,462 (23,051,141)
Unrealized depreciation on OTC swaps ............................... (13,716,572) (89,910) (31,619,521)
Deposits from brokers for futures contracts ............................. — 123,324 (32,494)
Variation margin on centrally cleared swaps ............................ — — (235,596)
Variation margin on futures contracts ................................. — 120,831 (436,499)
Accrued investment advisory fees ................................... (1,298,951) (89,212) (1,999,994)
Accrued distribution fees—Class N ................................... (20,940) (488) (78,501)
Dividends and Interest payable on securities sold short ................... (506,205) 17,300 (118,077)
Other accrued expenses and liabilities ................................ (927,011) 83,216 (346,154)
Net cash provided by (used in) operating activities $ 1,074,718,618 $ 146,945,148 $ 1,066,506,512
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 613,035,068 28,673,894 193,263,269
Net change in reverse repurchase agreements .......................... — 12,677,507 —
Payments on shares redeemed ..................................... (1,672,835,788) (187,057,645) (1,264,248,578)
Cash distributions paid ............................................ — (928,580) —
Due to custodian ................................................ — — (1,821,806)
Net cash provided by (used in) financing activities ....................... $ (1,059,800,720) $ (146,634,824) $ (1,072,807,115)
Net change in cash and cash denominated in foreign currencies .............. 14,917,898 310,324 (6,300,603)
Cash, beginning of period ......................................... 7,009,299 323,569 11,702,017
Cash, end of period** ............................................. $ 21,927,197 $ 633,893 $ 5,401,414
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $3,310,047, $442,717 and $2,165,999.
Non-cash financing activities consist of reinvestment of distributions in the amount $–, $7,871,441 and $–.
*** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR RISK
PARITY II HV
FUND
***
AQR STYLE
PREMIA
ALTERNATIVE
FUND
***
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 8,383,954 $ (231,163,054) $ (10,206,175)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (30,803,960) (1,126,879,938) (12,886,287)
Payments to cover short positions in securities .......................... — (1,507,194,077) (75,241,216)
Proceeds from sale of securities ..................................... 21,342,697 1,796,521,087 54,359,990
Proceeds from short positions in securities ............................. — 975,315,122 40,162,439
(Purchases) sales of short-term investments, net ........................ 4,212,710 1,181,233,195 210,706,232
Realized (gain) loss on investments in securities ........................ 77,374 93,818,933 428,444
Realized (gain) loss on short positions in securities ....................... — 95,379,782 3,266,986
Change in unrealized (appreciation) depreciation on investments in securities ... (528,766) (375,872,277) (8,428,021)
Change in unrealized (appreciation) depreciation on short positions in securities . — 269,244,255 13,614,994
Amortization (accretion) of bond premium (discount) ...................... (248,728) (13,901,231) (1,890,131)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (61,680) (218,412,572) 2,989,985
Deposits with brokers for futures and futures-style options contracts .......... (1,769,354) (586,786) 6,020,428
Repurchase Agreements .......................................... 5,939,568 — —
Unrealized appreciation on forward foreign currency exchange contracts ...... 62,945 (7,544,369) (662,190)
Unrealized appreciation on OTC swaps ............................... 35,928 129,329,576 2,898,084
Variation margin on futures and futures-style options contracts .............. 150,709 3,504,963 257,624
Foreign tax reclaim .............................................. — 293,230 (24,584)
Dividends and Interest ............................................ (22,286) 1,895,976 363,605
Due from Investment Adviser ....................................... 2,661 — —
Prepaid expenses ............................................... 9,458 86,062 21,634
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... 84,731 (116,443,934) (3,085,998)
Unrealized depreciation on forward foreign currency exchange contracts ...... 29,242 (36,809,042) (2,136,952)
Unrealized depreciation on OTC swaps ............................... (103,909) 78,040,725 (46,765)
Deposits from brokers for futures contracts ............................. — (299,610) —
Variation margin on futures contracts ................................. 160,143 1,489,744 (33)
Accrued investment advisory fees ................................... 7,773 (1,492,680) (145,834)
Accrued distribution fees—Class N ................................... 127 (9,409) (3,385)
Dividends and Interest payable on securities sold short ................... — (351,544) 5,799
Interest payable for reverse repurchase agreements ...................... (29,787) — —
Other accrued expenses and liabilities ................................ (10,120) (153,793) (66,108)
Net cash provided by (used in) operating activities $ 6,921,430 $ 989,038,334 $ 220,272,565
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 7,584,242 1,107,311,694 175,633,153
Net change in reverse repurchase agreements .......................... (6,096,613) — —
Payments on shares redeemed ..................................... (7,415,346) (2,116,455,169) (394,423,116)
Cash distributions paid ............................................ (819,455) (2,604,620) (19,607)
Net cash provided by (used in) financing activities ....................... $ (6,747,172) $ (1,011,748,095) $ (218,809,570)
Net change in cash and cash denominated in foreign currencies .............. 174,258 (22,709,761) 1,462,995
Cash, beginning of period ......................................... 24,578 37,982,364 9,586,283
Cash, end of period** ............................................. $ 198,836 $ 15,272,603 $ 11,049,278
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $137,523, $5,876,374 and $421,886.
Non-cash financing activities consist of reinvestment of distributions in the amount $2,662,342, $31,165,708 and $253,367.
*** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
** The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 903,555 $ 960,573 $ 1,864,128
AQR Diversified Arbitrage Fund ............................................. 256,908 3,849,646 4,106,554
AQR Equity Market Neutral Fund ........................................... — 331,616 331,616
AQR Long-Short Equity Fund .............................................. 9,466,330 12,460,867 21,927,197
AQR Multi-Asset Fund ................................................... 1,661 632,232 633,893
AQR Multi-Strategy Alternative Fund ......................................... 2,816,049 2,585,365 5,401,414
AQR Risk Parity II HV Fund ............................................... 111,264 87,572 198,836
AQR Style Premia Alternative Fund .......................................... 1,226,027 14,046,576 15,272,603
AQR Style Premia Alternative LV Fund ....................................... 9,915,065 1,134,213 11,049,278

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.00)
7
(0.75) (0.75) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.03) (0.74) (0.77) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.02 0.01 (0.75) (0.74) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.03
10
0.02 — — — —
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.06 0.14 0.20 (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.02 0.52 0.54 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.21 0.07 0.61 0.68 (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.14 0.07 (0.55) (0.48) (0.45) — — (0.45)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.04 0.14 0.18 (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.00
7
0.51 0.51 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.21 0.05 0.60 0.65 (0.63) — — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.10 0.03 (0.51) (0.48) (0.41) — — (0.41)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.08 0.13 0.21 (0.58) — — (0.58)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 0.03 0.52 0.55 (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.20 0.12 0.56 0.68 (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.13 0.09 (0.55) (0.46) (0.47) — — (0.47)

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.25 (7.51)% $ 260,990 3.40%
8
3.32% 1.40% (0.00)% 253%
$ 10.01 0.10% $ 26,852 3.06%
8
2.65% 1.40% (0.25)% 293%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.23 (7.72)% $ 11,467 3.64%
8
3.55% 1.63% (0.27)% 253%
$ 10.01 0.10% $ 1,538 3.70%
8
2.90% 1.65% (0.44)% 293%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 9.27 (7.41)% $ 98,967 3.31%
8
3.23% 1.30% 0.06% 253%
$ 10.02 0.20% $ 49,818 3.14%
8
2.55% 1.30% (0.22)% 293%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 8.75 2.19% $ 319,152 1.96% 1.92% 1.20% 0.66% 390%
$ 9.12 5.92% $ 386,972 2.08% 2.02% 1.19% 0.25% 205%
$ 9.23 7.51% $ 359,989 2.36% 2.27% 1.20% 0.78% 277%
$ 9.21 (4.67)% $ 772,394 2.44% 2.42% 1.19% 0.71% 249%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 8.76 2.01% $ 66,251 2.21% 2.17% 1.45% 0.44% 390%
$ 9.12 5.58% $ 76,774 2.34% 2.28% 1.44% 0.01% 205%
$ 9.23 7.15% $ 100,869 2.61% 2.52% 1.44% 0.53% 277%
$ 9.21 (4.75)% $ 183,029 2.69% 2.67% 1.45% 0.32% 249%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%
$ 8.73 2.41% $ 13,654 1.87% 1.82% 1.10% 0.79% 390%
$ 9.10 6.02% $ 8,416 1.98% 1.93% 1.10% 0.36% 205%
$ 9.21 7.52% $ 5,159 2.27% 2.18% 1.10% 1.26% 277%
$ 9.20 (4.55)% $ 866 2.36% 2.33% 1.10% 0.92% 249%

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR EQUITY MARKET NEUTRAL FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.04 (1.48) (1.44) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.48 (0.13) 0.80 0.67 (0.18) (0.00)
7
— (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.01 (0.15) 1.91 1.76 (0.28) (0.01) — (0.29)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.21 0.00
7
(1.46) (1.46) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.95 (0.11) 0.78 0.67 (0.41) — — (0.41)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.47 (0.15) 0.77 0.62 (0.14) (0.00)
7
— (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.01 (0.19) 1.94 1.75 (0.28) (0.01) — (0.29)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.05 (1.48) (1.43) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.49 (0.14) 0.81 0.67 (0.19) (0.00)
7
— (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.01 (0.13) 1.90 1.77 (0.28) (0.01) — (0.29)
AQR GLOBAL MACRO FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.03 0.65 0.68 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.06 (0.06) (0.25) (0.31) (0.00)
7
— — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.60 (0.11) 0.12
10
0.01 — (0.55) — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.94 (0.15) 0.32 0.17 — (0.51) — (0.51)
AQR GLOBAL MACRO FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.66 (0.00)
7
0.66 0.66 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.99 (0.08) (0.25) (0.33) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.55 (0.13) 0.12
10
(0.01) — (0.55) — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.92 (0.16) 0.30 0.14 — (0.51) — (0.51)
AQR GLOBAL MACRO FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.04 0.65 0.69 (0.16) (0.20) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.07 (0.03) (0.28) (0.31) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.60 (0.10) 0.12
10
0.02 — (0.55) — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.94 (0.14) 0.31 0.17 — (0.51) — (0.51)

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 10.76 (11.73)% $ 708,592 1.99% 1.99% 1.24% 0.32% 175%
$ 12.25 5.84% $ 1,552,269 2.07% 2.07% 1.27% (0.66)% 237%
$ 11.97 5.85% $ 790,179 2.13% 2.13% 1.28% (1.15)% 227%
$ 11.48 17.60% $ 179,312 2.17%
8
1.90% 1.25% (1.36)% 383%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.70 (11.94)% $ 209,290 2.27% 2.27% 1.53% 0.02% 175%
$ 12.21 5.56% $ 357,839 2.35% 2.35% 1.55% (0.92)% 237%
$ 11.95 5.43% $ 154,189 2.40% 2.40% 1.55% (1.27)% 227%
$ 11.47 17.43% $ 89,755 2.41%
8
2.16% 1.51% (1.69)% 383%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%
$ 10.77 (11.65)% $ 206,044 1.93% 1.93% 1.18% 0.44% 175%
$ 12.25 5.91% $ 326,927 2.00% 2.00% 1.20% (0.61)% 237%
$ 11.97 5.82% $ 177,683 2.05% 2.05% 1.20% (1.22)% 227%
$ 11.49 17.72% $ 148 3.05%
8
1.85% 1.20% (1.26)% 383%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.08 7.80% $ 20,230 1.93% 1.42% 1.42% 0.29% 0%
$ 8.75 (3.38)% $ 9,199 2.30% 1.40% 1.40% (0.65)% 0%
$ 9.06 0.02% $ 18,972 1.98% 1.41% 1.41% (1.12)% 0%
$ 9.60 1.71% $ 31,453 1.78%
8
1.38% 1.38% (1.45)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 8.97 7.57% $ 17,074 2.11% 1.68% 1.68% (0.04)% 0%
$ 8.66 (3.67)% $ 2,892 2.63% 1.70% 1.70% (0.89)% 0%
$ 8.99 (0.19)% $ 3,217 2.17% 1.65% 1.65% (1.35)% 0%
$ 9.55 1.41% $ 20,838 1.88%
8
1.70% 1.70% (1.56)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%
$ 9.08 7.84% $ 12,073 1.91% 1.35% 1.35% 0.41% 0%
$ 8.75 (3.41)% $ 13,970 2.32% 1.35% 1.35% (0.34)% 0%
$ 9.07 0.14% $ 4,374 1.95% 1.35% 1.35% (1.09)% 0%
$ 9.60 1.71% $ 104 1.72%
8
1.35% 1.35% (1.41)% 0%

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04
10
0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.88 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.07 (0.08) 2.15 2.07 (0.56) (0.70) — (1.26)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.12 (0.14) 1.48 1.34 (0.24) (0.15) — (0.39)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.87 (0.15) 2.00 1.85 (0.58) (0.02) — (0.60)
AQR LONG-SHORT EQUITY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04
10
0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.80 (0.01) (2.29) (2.30) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.00 (0.11) 2.13 2.02 (0.52) (0.70) — (1.22)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.07 (0.17) 1.47 1.30 (0.22) (0.15) — (0.37)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.84 (0.19) 2.01 1.82 (0.57) (0.02) — (0.59)
AQR LONG-SHORT EQUITY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05
10
0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.91 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.08 (0.07) 2.17 2.10 (0.57) (0.70) — (1.27)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.13 (0.14) 1.49 1.35 (0.25) (0.15) — (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.87 (0.15) 2.02 1.87 (0.59) (0.02) — (0.61)
AQR MULTI-ASSET FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.82 0.09 (0.78) (0.69) (0.28) (0.34) — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.49 1.51 (0.19) (0.84) — (1.03)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.09 (0.02) 0.94 0.92 (0.24) (0.43) — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.14 (0.07) (0.75) (0.82) — (0.23) — (0.23)
AQR MULTI-ASSET FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.80 0.06 (0.77) (0.71) (0.26) (0.34) — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.01) 1.50 1.49 (0.17) (0.84) — (1.01)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.08 (0.04) 0.92 0.88 (0.21) (0.43) — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.14 (0.10) (0.73) (0.83) — (0.23) — (0.23)
AQR MULTI-ASSET FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.83 0.09 (0.78) (0.69) (0.29) (0.34) — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.51 1.53 (0.20) (0.84) — (1.04)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.10 (0.04) 0.95 0.91 (0.24) (0.43) — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.14 (0.04) (0.77) (0.81) — (0.23) — (0.23)

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 10.94 (16.40)% $ 1,697,554 1.73% 1.73% 1.24% 0.28% 462%
$ 13.88 15.73% $ 4,144,436 2.01% 2.01% 1.27% (0.60)% 249%
$ 13.07 11.09% $ 1,799,994 1.99% 1.99% 1.28% (1.12)% 247%
$ 12.12 17.04% $ 452,667 1.86% 1.81% 1.27% (1.28)% 303%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 10.84 (16.64)% $ 117,289 2.01% 2.01% 1.51% (0.04)% 462%
$ 13.80 15.47% $ 385,302 2.27% 2.27% 1.53% (0.80)% 249%
$ 13.00 10.80% $ 287,362 2.25% 2.25% 1.54% (1.39)% 247%
$ 12.07 16.79% $ 90,141 2.12% 2.07% 1.53% (1.58)% 303%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.97 (16.36)% $ 206,247 1.66% 1.66% 1.16% 0.32% 462%
$ 13.91 15.95% $ 965,972 1.92% 1.92% 1.17% (0.46)% 249%
$ 13.08 11.13% $ 452,452 1.90% 1.90% 1.19% (1.07)% 247%
$ 12.13 17.16% $ 16,200 1.77% 1.74% 1.20% (1.21)% 303%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 8.51 (6.96)% $ 217,406 0.93% 0.92% 0.92% 0.96% 21%
$ 9.82 16.36% $ 415,799 0.94% 0.93% 0.93% 0.19% 48%
$ 9.34 10.10% $ 349,335 0.94% 0.92% 0.92% (0.22)% 72%
$ 9.09 (8.10)% $ 492,977 0.94% 0.93% 0.93% (0.71)% 157%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 8.49 (7.23)% $ 12,303 1.20% 1.18% 1.18% 0.68% 21%
$ 9.80 16.13% $ 16,673 1.21% 1.20% 1.20% (0.06)% 48%
$ 9.32 9.66% $ 17,027 1.21% 1.19% 1.19% (0.46)% 72%
$ 9.08 (8.20)% $ 22,005 1.19% 1.18% 1.18% (0.96)% 157%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.51 (6.94)% $ 24,925 0.86% 0.85% 0.85% 0.98% 21%
$ 9.83 16.56% $ 40,256 0.87% 0.85% 0.85% 0.24% 48%
$ 9.34 10.06% $ 33,987 0.88% 0.85% 0.85% (0.42)% 72%
$ 9.10 (8.00)% $ 2,796 0.86% 0.85% 0.85% (0.37)% 157%

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.81 0.03 (0.81) (0.78) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.05 (0.04) (1.20) (1.24) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.50 (0.07) 0.37 0.30 (0.60) (0.15) — (0.75)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.76 (0.11) 0.09 (0.02) (0.08) (0.16) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.76 (0.15) 1.05 0.90 (0.74) (0.16) — (0.90)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.74 (0.03) (0.75) (0.78) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.00 (0.06) (1.20) (1.26) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.45 (0.09) 0.37 0.28 (0.58) (0.15) — (0.73)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.74 (0.13) 0.08 (0.05) (0.08) (0.16) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.74 (0.17) 1.05 0.88 (0.72) (0.16) — (0.88)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 (0.81) (0.77) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.03) (1.21) (1.24) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.51 (0.06) 0.37 0.31 (0.61) (0.15) — (0.76)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.76 (0.09) 0.08 (0.01) (0.08) (0.16) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.75 (0.13) 1.05 0.92 (0.75) (0.16) — (0.91)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.90 0.05 (1.26) (1.21) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.25 (0.02) 0.67 0.65 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.62 (0.04) 0.97 0.93 (0.30) — — (0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 6.98 (0.05) (1.31) (1.36) — — — —
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
7
(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.81 0.03 (1.24) (1.21) (0.02) — — (0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.18 (0.03) 0.66 0.63 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.57 (0.06) 0.96 0.90 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 6.94 (0.08) (1.29) (1.37) — — — —
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.92 0.05 (1.27) (1.22) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.26 (0.01) 0.67 0.66 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.63 (0.04) 0.97 0.93 (0.30) — — (0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 6.99 (0.05) (1.31) (1.36) — — — —

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 7.03 (9.99)% $ 191,546 2.72% 2.69% 1.96% 0.35% 173%
$ 7.81 (13.70)% $ 776,088 2.37% 2.37% 1.95% (0.45)% 136%
$ 9.05 3.10% $ 1,987,557 2.30% 2.30% 1.97% (0.75)% 110%
$ 9.50 (0.20)% $ 2,405,511 2.47% 2.47% 1.97% (1.10)% 261%
$ 9.76 9.25% $ 2,284,285 2.41% 2.41% 1.97% (1.44)% 208%
$ 6.96 (10.08)% $ 6,218 2.98% 2.96% 2.23% (0.42)% 173%
$ 7.74 (14.00)% $ 370,597 2.64% 2.64% 2.22% (0.74)% 136%
$ 9.00 2.84% $ 433,225 2.56% 2.56% 2.23% (0.96)% 110%
$ 9.45 (0.51)% $ 469,478 2.73% 2.73% 2.23% (1.31)% 261%
$ 9.74 9.02% $ 103,504 2.68% 2.67% 2.23% (1.66)% 208%
$ 7.05 (9.85)% $ 135,200 2.63% 2.59% 1.87% 0.49% 173%
$ 7.82 (13.69)% $ 324,871 2.29% 2.29% 1.87% (0.37)% 136%
$ 9.06 3.19% $ 610,652 2.20% 2.20% 1.87% (0.61)% 110%
$ 9.51 (0.10)% $ 622,862 2.38% 2.38% 1.88% (0.94)% 261%
$ 9.76 9.44% $ 100,959 2.33% 2.32% 1.88% (1.29)% 208%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 5.65 (17.58)% $ 96,393 0.99% 0.97% 0.97% 0.71% 0%
$ 6.90 10.41% $ 87,863 1.05% 0.99% 0.99% (0.27)% 0%
$ 6.25 16.58% $ 93,849 1.04% 0.96% 0.96% (0.65)% 0%
$ 5.62 (19.48)% $ 71,321 1.14% 0.94% 0.94% (0.88)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 5.58 (17.82)% $ 17,457 1.27% 1.25% 1.25% 0.45% 0%
$ 6.81 10.20% $ 7,559 1.31% 1.25% 1.25% (0.50)% 0%
$ 6.18 16.16% $ 7,214 1.33% 1.25% 1.25% (0.97)% 0%
$ 5.57 (19.74)% $ 2,083 1.48% 1.25% 1.25% (1.21)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%
$ 5.66 (17.60)% $ 156,433 0.93% 0.90% 0.90% 0.80% 0%
$ 6.92 10.55% $ 110,467 0.96% 0.90% 0.90% (0.16)% 0%
$ 6.26 16.61% $ 102,156 0.98% 0.90% 0.90% (0.63)% 0%
$ 5.63 (19.46)% $ 29,122 1.11% 0.90% 0.90% (0.85)% 0%

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR RISK PARITY II HV FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.31 0.05 2.36 2.41 (0.33) (0.67) — (1.00)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.88 0.07 (1.02) (0.95) (0.34) (0.28) — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.42 (0.02) 1.59 1.57 (0.04) (1.07) — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 7.79 (0.02) 1.01 0.99 (0.12) (0.24) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.55 (0.08) (1.19) (1.27) (0.03) (0.46) — (0.49)
AQR RISK PARITY II HV FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.32 0.02 2.35 2.37 (0.30) (0.67) — (0.97)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.85 0.04 (1.00) (0.96) (0.29) (0.28) — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.43 0.21 1.32 1.53 (0.04) (1.07) — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 7.80 (0.04) 1.00 0.96 (0.09) (0.24) — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.56 (0.10) (1.20) (1.30) — (0.46) — (0.46)
AQR RISK PARITY II HV FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.31 0.05 2.35 2.40 (0.33) (0.67) — (1.00)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.88 0.08 (1.02) (0.94) (0.35) (0.28) — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.41 (0.13) 1.71 1.58 (0.04) (1.07) — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 7.78 (0.00)
7
0.99 0.99 (0.12) (0.24) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.55 (0.03) (1.25) (1.28) (0.03) (0.46) — (0.49)
AQR RISK PARITY II MV FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.45 0.10 1.74 1.84 (0.27) (0.71) — (0.98)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.26 0.09 (0.69) (0.60) (0.10) (0.11) — (0.21)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.98 0.02 1.08 1.10 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.51 (0.02) 0.84 0.82 (0.09) (0.26) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.90 (0.08) (0.79) (0.87) (0.02) (0.50) — (0.52)
AQR RISK PARITY II MV FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.40 0.06 1.74 1.80 (0.24) (0.71) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.20 0.07 (0.68) (0.61) (0.08) (0.11) — (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.95 (0.05) 1.12 1.07 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.49 (0.04) 0.82 0.78 (0.06) (0.26) — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.87 (0.10) (0.78) (0.88) — (0.50) — (0.50)
AQR RISK PARITY II MV FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.45 0.10 1.75 1.85 (0.28) (0.71) — (0.99)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.26 0.10 (0.69) (0.59) (0.11) (0.11) — (0.22)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.97 0.04 1.07 1.11 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.51 (0.01) 0.83 0.82 (0.10) (0.26) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.89 (0.07) (0.78) (0.85) (0.03) (0.50) — (0.53)

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.72 32.94% $ 27,611 2.30% 1.57% 1.11% 0.53% 118%
$ 7.31 (10.76)% $ 20,457 2.06% 1.63% 1.10% 0.85% 19%
$ 8.88 19.03% $ 38,689 1.66% 1.34% 1.11% (0.21)% 45%
$ 8.42 12.77% $ 46,127 1.61% 1.23% 1.11% (0.26)% 68%
$ 7.79 (13.33)% $ 40,890 1.43% 1.13% 1.08% (0.83)% 184%
$ 8.72 32.43% $ 4,874 2.58% 1.85% 1.39% 0.26% 118%
$ 7.32 (10.92)% $ 4,126 2.32% 1.92% 1.40% 0.47% 19%
$ 8.85 18.52% $ 18,472 1.92% 1.63% 1.39% 2.36% 45%
$ 8.43 12.47% $ 6,583 1.89% 1.52% 1.39% (0.51)% 68%
$ 7.80 (13.64)% $ 5,493 1.77% 1.45% 1.40% (1.04)% 184%
$ 8.71 32.88% $ 953 2.24% 1.51% 1.05% 0.63% 118%
$ 7.31 (10.68)% $ 770 2.04% 1.58% 1.05% 0.94% 19%
$ 8.88 19.17% $ 765 1.62% 1.28% 1.05% (1.47)% 45%
$ 8.41 12.85% $ 2,836 1.55% 1.17% 1.05% (0.06)% 68%
$ 7.78 (13.42)% $ 2,413 1.43% 1.11% 1.05% (0.36)% 184%
$ 9.31 21.83% $ 109,225 1.14% 0.95% 0.95% 1.01% 152%
$ 8.45 (6.44)% $ 63,972 1.15% 0.94% 0.94% 1.01% 20%
$ 9.26 12.36% $ 78,000 1.15% 0.93% 0.93% 0.26% 39%
$ 8.98 9.66% $ 78,873 1.15% 0.94% 0.94% (0.24)% 58%
$ 8.51 (8.77)% $ 85,918 1.10% 0.93% 0.93% (0.80)% 159%
$ 9.25 21.47% $ 2,198 1.39% 1.20% 1.20% 0.69% 152%
$ 8.40 (6.66)% $ 2,221 1.41% 1.20% 1.20% 0.78% 20%
$ 9.20 12.07% $ 2,784 1.43% 1.20% 1.20% (0.55)% 39%
$ 8.95 9.25% $ 5,659 1.41% 1.20% 1.20% (0.41)% 58%
$ 8.49 (8.94)% $ 4,242 1.38% 1.20% 1.20% (0.99)% 159%
$ 9.31 21.93% $ 465 1.04% 0.85% 0.85% 1.05% 152%
$ 8.45 (6.34)% $ 694 1.06% 0.85% 0.85% 1.10% 20%
$ 9.26 12.49% $ 679 1.07% 0.85% 0.85% 0.42% 39%
$ 8.97 9.64% $ 608 1.07% 0.85% 0.85% (0.06)% 58%
$ 8.51 (8.59)% $ 99 1.03% 0.85% 0.85% (0.68)% 159%

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.38 0.01 (1.28) (1.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.92 (0.07) 1.27 1.20 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.14 (0.12) 0.07 (0.05) (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.86 (0.14) 1.01 0.87 (0.56) (0.03) — (0.59)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,7
(0.75) (0.75) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.35 (0.02) (1.28) (1.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.89 (0.13) 1.30 1.17 (0.71) — — (0.71)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.14 (0.15) 0.07 (0.08) (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.87 (0.17) 1.02 0.85 (0.55) (0.03) — (0.58)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.41 0.02 (1.30) (1.28) (0.10) — — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.94 (0.07) 1.28 1.21 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.15 (0.11) 0.07 (0.04) (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 9.87 (0.14) 1.02 0.88 (0.57) (0.03) — (0.60)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.01 0.15 (0.52) (0.37) (0.01) — (0.00)
7
(0.01)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.57 0.10 (0.65) (0.55) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 10.41 (0.00)
7
0.71 0.71 (0.55) — — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.39 (0.06) 0.13 0.07 (0.03) (0.02) — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.18 (0.08) 0.49 0.41 (0.17) (0.03) — (0.20)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.95 0.12 (0.51) (0.39) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.53 0.07 (0.65) (0.58) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 10.37 (0.05) 0.72 0.67 (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.39 (0.08) 0.11 0.03 (0.03) (0.02) — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.17 (0.09) 0.48 0.39 (0.14) (0.03) — (0.17)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.02 0.16 (0.52) (0.36) (0.02) — (0.00)
7
(0.02)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.59 0.10 (0.65) (0.55) (0.02) — — (0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 10.42 (0.00)
7
0.72 0.72 (0.55) — — (0.55)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.40 (0.05) 0.12 0.07 (0.03) (0.02) — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.17 (0.05) 0.48 0.43 (0.17) (0.03) — (0.20)

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 9.02 (12.26)% $ 1,759,075 2.25% 2.24% 1.47% 0.09% 345%
$ 10.38 11.94% $ 2,956,926 2.22% 2.21% 1.49% (0.70)% 140%
$ 9.92 (0.47)% $ 2,263,101 2.26% 2.24% 1.49% (1.20)% 114%
$ 10.14 8.76% $ 1,341,232 2.29% 2.25% 1.48% (1.39)% 138%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 9.00 (12.60)% $ 82,850 2.51% 2.50% 1.74% (0.22)% 345%
$ 10.35 11.67% $ 177,319 2.49% 2.47% 1.75% (1.23)% 140%
$ 9.89 (0.76)% $ 188,647 2.53% 2.50% 1.75% (1.46)% 114%
$ 10.14 8.50% $ 92,947 2.56% 2.52% 1.75% (1.65)% 138%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 9.03 (12.32)% $ 1,459,422 2.18% 2.17% 1.40% 0.21% 345%
$ 10.41 12.10% $ 1,613,182 2.14% 2.12% 1.40% (0.65)% 140%
$ 9.94 (0.37)% $ 1,349,866 2.18% 2.15% 1.40% (1.08)% 114%
$ 10.15 8.80% $ 394,568 2.21% 2.17% 1.40% (1.37)% 138%
$ 9.63 (3.69)% $ 193,224 1.40% 1.33% 0.83% 1.50% 157%
$ 10.01 (5.21)% $ 407,402 1.17% 1.17% 0.83% 0.99% 191%
$ 10.57 6.74% $ 336,047 1.23% 1.22% 0.83% 0.00% 136%
$ 10.41 0.65% $ 251,496 1.22% 1.19% 0.83% (0.54)% 106%
$ 10.39 4.02% $ 152,172 1.46% 1.11% 0.79% (0.80)% 213%
$ 9.56 (3.92)% $ 4,377 1.66% 1.60% 1.10% 1.21% 157%
$ 9.95 (5.51)% $ 21,871 1.44% 1.44% 1.10% 0.63% 191%
$ 10.53 6.46% $ 35,465 1.50% 1.49% 1.10% (0.48)% 136%
$ 10.37 0.26% $ 42,514 1.48% 1.45% 1.10% (0.78)% 106%
$ 10.39 3.85% $ 13,444 1.90% 1.41% 1.09% (0.91)% 213%
$ 9.64 (3.59)% $ 56,942 1.32% 1.25% 0.75% 1.59% 157%
$ 10.02 (5.23)% $ 51,934 1.10% 1.10% 0.75% 0.98% 191%
$ 10.59 6.90% $ 94,055 1.15% 1.14% 0.75% (0.01)% 136%
$ 10.42 0.65% $ 90,570 1.14% 1.11% 0.75% (0.45)% 106%
$ 10.40 4.23% $ 22,176 1.57% 1.08% 0.75% (0.50)% 213%

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR VOLATILITY RISK PREMIUM FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.54 0.15 0.90 1.05 (0.21) — — (0.21)
FOR THE PERIOD 11/01/18
9
-12/31/18 $ 10.00 0.02 (0.45) (0.43) (0.03) — — (0.03)
AQR VOLATILITY RISK PREMIUM FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.54 0.12 0.90 1.02 (0.18) — — (0.18)
FOR THE PERIOD 11/01/18
9
-12/31/18 $ 10.00 0.01 (0.45) (0.44) (0.02) — — (0.02)
AQR VOLATILITY RISK PREMIUM FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.54 0.15 0.90 1.05 (0.21) — — (0.21)
FOR THE PERIOD 11/01/18
9
-12/31/18 $ 10.00 0.02 (0.45) (0.43) (0.03) — — (0.03)

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 10.38 10.96% $ 1,527 2.62%
8
0.67% 0.67% 1.43% 103%
$ 9.54 (4.34)% $ 1,065 2.63%
8
0.76% 0.75% 1.14% 18%
$ 10.38 10.72% $ 1,057 2.86%
8
0.90% 0.90% 1.20% 103%
$ 9.54 (4.38)% $ 955 2.88%
8
1.00% 1.00% 0.89% 18%
$ 10.38 10.98% $ 9,703 2.61%
8
0.65% 0.65% 1.45% 103%
$ 9.54 (4.32)% $ 8,745 2.53%
8
0.65% 0.65% 1.24% 18%

Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
FUND
NET INVESTMENT
INCOME PER
SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund – Class I .............................................
$ 0.04
0.47%
AQR Alternative Risk Premia Fund – Class N ............................................
0.02
0.17
AQR Alternative Risk Premia Fund – Class R6 ...........................................
0.04
0.42
AQR Style Premia Alternative Fund – Class I .............................................
0.01
0.16
AQR Style Premia Alternative Fund – Class N ............................................
(0.01)
(0.10)
AQR Style Premia Alternative Fund – Class R6 ...........................................
0.02
0.21
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
5
Portfolio turnover is not annualized.
6
For the period ended December 31, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the
Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
7
Amount is less than $.005 per share.
8
Certain expenses incurred by the Fund were not annualized for the period.
9
Commencement of operations.
10
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2019, the Trust consists of thirty-five active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund,
AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR
Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style
Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners,
LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.
The investment objective of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro
Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk
Parity II MV Fund and AQR Volatility Risk Premium Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.
Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows and the
Financial Highlights of AQR Global Macro Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities
Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative
LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Multi-
Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd.,
AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style Premia Alternative LV Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated
Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2019
% OF TOTAL
ASSETS AT
DECEMBER 31,
2019
AQR Global Macro Offshore Fund Ltd ..................................................... $ 6,516,058 20.2%
AQR Multi-Asset Offshore Fund Ltd ....................................................... 13,844,619 6.7%
AQR Multi-Strategy Alternative Offshore Fund Ltd ............................................ 54,569,854 6.3%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd ................................... 61,210,398 22.6%
AQR Risk Parity II HV Offshore Fund Ltd ................................................... 7,639,278 17.6%
AQR Risk Parity II MV Offshore Fund Ltd .................................................. 16,725,915 14.4%
AQR Style Premia Alternative Offshore Fund Ltd ............................................. 478,482,014 8.7%
AQR Style Premia Alternative LV Offshore Fund Ltd ........................................... 58,833,927 12.6%

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance.
Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of December
31, 2019, the Funds had no examinations in progress.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities.
Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the
LPCI Fund. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI
Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling
Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
As of December 31, 2019, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:
The Fund has no unrealized gain or loss on the unfunded commitment.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement, State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by the Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Fund may reduce the loan balance outstanding by the amount of the recalled security.
The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:
BORROWER COMMITMENT AMOUNT
DEMC, Ltd Class A-2 ........................................................................... $ 341,716
Fund
AQR Alternative Risk Premia Fund ........................................................................
$ 1,819,214
AQR Diversified Arbitrage Fund ...........................................................................
1,478,958
AQR Equity Market Neutral Fund .........................................................................
1,424,144
AQR Long-Short Equity Fund ............................................................................
3,310,047
AQR Multi-Asset Fund .................................................................................
144,555
AQR Multi-Strategy Alternative Fund .......................................................................
2,165,999
AQR Style Premia Alternative Fund ........................................................................
5,876,374
AQR Style Premia Alternative LV Fund .....................................................................
421,886

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly.
During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the
Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation
(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss.
Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on derivatives in the Statements of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations.
The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each
Fund’s Schedule of Investments.
Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the
Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end are included within each Fund’s Schedule of Investments.
Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities and
Foreign Government Securities with a maturity greater than 90 days in the amount of $29,517,519 and $4,820,702 for AQR Multi-Asset Fund and AQR
Risk Parity II HV Fund, respectively.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Options: Certain Funds may write and purchase put and call options. When a Fund writes a premium-style option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received)
is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When a premium-
style option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.
The maximum financial exposure for premium-style written put options is limited to the number of contracts written and the related strike prices. The number contracts, strike price, and expiration date for each written put option contract is disclosed in each respective Fund’s Schedule of Investments, as applicable.
Certain Funds may write options on futures contracts. Written options on a futures contract may be traditional premium-style option contracts or a futures-style option contracts. Futures-style option contracts are accounted for similar to futures contracts due to similar characteristics, including but not limited to the requirement to post initial margin, daily variation margin, and the lack of an upfront premium. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures and futures-style options contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary
Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).These investments are categorized as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 143,724,564 $ 100,630,650 $ – $ 244,355,214
Short-Term Investments ........................... 94,062,816 71,946,355 – 166,009,171
Futures Contracts* ............................... 2,215,836 – – 2,215,836
Forward Foreign Currency Exchange Contracts* ........ – 7,205,728 – 7,205,728
Total Return Swaps Contracts* ...................... – 1,111,375 – 1,111,375
Total Assets $ 240,003,216 $ 180,894,108 $ – $ 420,897,324
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (118,107,706) $ (84,837,348) $ – $ (202,945,054)
Written Options (Premium Style)* .................... (816,979) – – (816,979)
Futures Contracts* ............................... (4,887,539) – – (4,887,539)
Forward Foreign Currency Exchange Contracts* ........ – (7,302,306) – (7,302,306)
Total Return Swaps Contracts* ...................... – (178,003) – (178,003)
Total Liabilities $ (123,812,224) $ (92,317,657) $ – $ (216,129,881)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 121,283,031 $ 59,112,464 $ 6,583,920 $ 186,979,415
Convertible Preferred Stocks ....................... – 18,243,279 – 18,243,279
Corporate Bonds ................................ – 27,802,231 2,687,753 30,489,984
Convertible Bonds ............................... – 209,637,864 12,219 209,650,083
Closed End Funds ............................... 4,904,359 – – 4,904,359
Loan Participations .............................. – 2,865,514 105,442 2,970,956
Preferred Stocks ................................ 3,141,113 1,436,341 593,216 5,170,670
Rights ........................................ 453,618 289,450 191,830 934,898
Securities in Litigation ............................ – – 225,010 225,010
Warrants ...................................... 9,038,062 1,966,122 786,305 11,790,489
Short-Term Investments ........................... 146,695,266 37,378,350 – 184,073,616
Futures Contracts* ............................... 154,953 – – 154,953
Forward Foreign Currency Exchange Contracts* ........ – 97,560 – 97,560
Total Return Basket Swaps Contracts* ................ – 3,509,131 – 3,509,131
Total Assets $ 285,670,402 $ 362,338,306 $ 11,185,695 $ 659,194,403
LIABILITIES
Common Stocks(Sold Short) ....................... $ (133,871,546) $ (2,789,082) $ –
(a)
$ (136,660,628)
Convertible Bonds(Sold Short) ..................... – (10,325,292) – (10,325,292)
Futures Contracts* ............................... (419,620) – – (419,620)
Forward Foreign Currency Exchange Contracts* ........ – (201,737) – (201,737)
Credit Default Swap Contracts* ..................... – (1,503,142) – (1,503,142)
Total Return Basket Swaps Contracts* ................ – (20,544,794) – (20,544,794)
Total Liabilities $ (134,291,166) $ (35,364,047) $ –
(a)
$ (169,655,213)

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 12,617,625 $ 98,969,364 $ – $ 111,586,989
Short-Term Investments ........................... 83,390,021 164,171,437 – 247,561,458
Forward Foreign Currency Exchange Contracts* ........ – 72,423 – 72,423
Total Return Basket Swaps Contracts* ................ – 1,182,026 – 1,182,026
Total Assets $ 96,007,646 $ 264,395,250 $ – $ 360,402,896
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (12,144,734) $ (69,071,742) $ – $ (81,216,476)
Forward Foreign Currency Exchange Contracts* ........ – (657,420) – (657,420)
Total Return Basket Swaps Contracts* ................ – (21,864,764) – (21,864,764)
Total Liabilities $ (12,144,734) $ (91,593,926) $ – $ (103,738,660)
AQR GLOBAL MACRO FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 11,508,169 $ 13,087,800 $ – $ 24,595,969
Futures Contracts* ............................... 487,186 – – 487,186
Forward Foreign Currency Exchange Contracts* ........ – 616,559 – 616,559
Interest Rate Swap Contracts* ...................... – 1,419,920 – 1,419,920
Total Return Swaps Contracts* ...................... – 214,464 – 214,464
Total Assets $ 11,995,355 $ 15,338,743 $ – $ 27,334,098
LIABILITIES
Futures Contracts* ............................... $ (625,954) $ – $ – $ (625,954)
Forward Foreign Currency Exchange Contracts* ........ – (752,667) – (752,667)
Interest Rate Swap Contracts* ...................... – (1,145,270) – (1,145,270)
Total Return Swaps Contracts* ...................... – (90,574) – (90,574)
Total Liabilities $ (625,954) $ (1,988,511) $ – $ (2,614,465)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 904,533 $ – $ – $ 904,533
Short-Term Investments ........................... 380,517,045 590,428,497 – 970,945,542
Futures Contracts* ............................... 6,088,219 – – 6,088,219
Forward Foreign Currency Exchange Contracts* ........ – 3,442,880 – 3,442,880
Total Return Basket Swaps Contracts* ................ – 7,939 – 7,939
Total Return Swaps Contracts* ...................... – 395,715 – 395,715
Total Assets $ 387,509,797 $ 594,275,031 $ – $ 981,784,828
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (3,836,354) $ – $ – $ (3,836,354)
Futures Contracts* ............................... (582,784) – – (582,784)
Forward Foreign Currency Exchange Contracts* ........ – (971,786) – (971,786)
Total Return Basket Swaps Contracts* ................ – (116,167,991) – (116,167,991)
Total Return Swaps Contracts* ...................... – (6,159) – (6,159)
Total Liabilities $ (4,419,138) $ (117,145,936) $ – $ (121,565,074)

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 52,246,245 $ 24,769,289 $ 2 $ 77,015,536
Foreign Government Securities ..................... – 7,290,277 – 7,290,277
U.S. Treasury Obligations ......................... – 28,411,698 – 28,411,698
Short-Term Investments ........................... 31,701,098 16,782,473 – 48,483,571
Futures Contracts* ............................... 2,320,072 – – 2,320,072
Forward Foreign Currency Exchange Contracts* ........ – 2,797,393 – 2,797,393
Total Return Swaps Contracts* ...................... – 421,074 – 421,074
Total Assets $ 86,267,415 $ 80,472,204 $ 2 $ 166,739,621
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (13,139,065) $ (4,981,922) $ – $ (18,120,987)
Reverse Repurchase Agreements ................... – (11,809,925) – (11,809,925)
Futures Contracts* ............................... (2,527,450) – – (2,527,450)
Forward Foreign Currency Exchange Contracts* ........ – (2,593,414) – (2,593,414)
Total Return Swaps Contracts* ...................... – (360,231) – (360,231)
Total Liabilities $ (15,666,515) $ (19,745,492) $ – $ (35,412,007)
AQR MULTI-STRATEGY ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 9,226,076 $ – $ 4,321,615 $ 13,547,691
Convertible Preferred Stocks
†
....................... – 36,896,327 – 36,896,327
Corporate Bonds
†
............................... – – 231,094 231,094
Convertible Bonds
†
.............................. – 146,945,549 176,906 147,122,455
Preferred Stocks
†
................................ – 1,591,476 – 1,591,476
Short-Term Investments ........................... 172,853,028 42,585,836 – 215,438,864
Futures Contracts* ............................... 4,589,154 – – 4,589,154
Forward Foreign Currency Exchange Contracts* ........ – 9,176,878 – 9,176,878
Total Return Basket Swaps Contracts* ................ – 1,242,030 – 1,242,030
Total Return Swaps Contracts* ...................... – 907,286 – 907,286
Total Assets $ 186,668,258 $ 239,345,382 $ 4,729,615 $ 430,743,255
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (100,190,517) $ – $ – $ (100,190,517)
Convertible Bonds (Sold Short)
†
..................... – (14,058,862) – (14,058,862)
Written Options (Premium Style)* .................... (483,507) – – (483,507)
Futures Contracts* ............................... (3,698,077) – – (3,698,077)
Forward Foreign Currency Exchange Contracts* ........ – (10,405,220) – (10,405,220)
Credit Default Swap Contracts* ..................... – (2,276,231) – (2,276,231)
Total Return Basket Swaps Contracts* ................ – (29,137,766) – (29,137,766)
Total Return Swaps Contracts* ...................... – (505,986) – (505,986)
Total Liabilities $ (104,372,101) $ (56,384,065) $ – $ (160,756,166)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 133,180,996 $ 109,657,695 $ – $ 242,838,691
Futures Contracts* ............................... 20,611,075 – – 20,611,075
Total Return Swaps Contracts* ...................... – 4,971,897 – 4,971,897
Total Assets $ 153,792,071 $ 114,629,592 $ – $ 268,421,663
LIABILITIES
Futures Contracts* ............................... $ (9,359,997) $ – $ – $ (9,359,997)
Total Return Swaps Contracts* ...................... – (812,009) – (812,009)
Total Liabilities $ (9,359,997) $ (812,009) $ – $ (10,172,006)

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR RISK PARITY II HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 6,667,126 $ – $ 6,667,126
U.S. Treasury Obligations ......................... – 16,429,704 – 16,429,704
Short-Term Investments ........................... 9,633,703 1,428,034 – 11,061,737
Futures Contracts* ............................... 1,109,799 – – 1,109,799
Forward Foreign Currency Exchange Contracts* ........ – 2,202 – 2,202
Total Return Swaps Contracts* ...................... – 85,735 – 85,735
Total Assets $ 10,743,502 $ 24,612,801 $ – $ 35,356,303
LIABILITIES
Reverse Repurchase Agreements ................... $ – $ (4,061,277) $ – $ (4,061,277)
Futures Contracts* ............................... (866,054) – – (866,054)
Forward Foreign Currency Exchange Contracts* ........ – (97,108) – (97,108)
Total Return Swaps Contracts* ...................... – (1,343) – (1,343)
Total Liabilities $ (866,054) $ (4,159,728) $ – $ (5,025,782)
AQR RISK PARITY II MV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 14,809,385 $ – $ 14,809,385
U.S. Treasury Obligations ......................... – 35,710,169 – 35,710,169
Short-Term Investments ........................... 33,760,673 21,655,881 – 55,416,554
Futures Contracts* ............................... 2,385,095 – – 2,385,095
Forward Foreign Currency Exchange Contracts* ........ – 2,202 – 2,202
Total Return Swaps Contracts* ...................... – 470,015 – 470,015
Total Assets $ 36,145,768 $ 72,647,652 $ – $ 108,793,420
LIABILITIES
Futures Contracts* ............................... $ (1,860,238) $ – $ – $ (1,860,238)
Forward Foreign Currency Exchange Contracts* ........ – (230,535) – (230,535)
Total Return Swaps Contracts* ...................... – (247,323) – (247,323)
Total Liabilities $ (1,860,238) $ (477,858) $ – $ (2,338,096)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 1,172,347,920 $ 173,976,174 $ – $ 1,346,324,094
Short-Term Investments ........................... 920,317,026 480,124,200 – 1,400,441,226
Futures Contracts* ............................... 44,616,597 – – 44,616,597
Forward Foreign Currency Exchange Contracts* ........ – 38,379,983 – 38,379,983
Total Return Basket Swaps Contracts* ................ – 13,203,629 – 13,203,629
Total Return Swaps Contracts* ...................... – 20,362,934 – 20,362,934
Total Assets $ 2,137,281,543 $ 726,046,920 $ – $ 2,863,328,463
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (972,646,043) $ (90,284,504) $ (2) $ (1,062,930,549)
Futures Contracts* ............................... (88,421,954) – – (88,421,954)
Forward Foreign Currency Exchange Contracts* ........ – (40,123,672) – (40,123,672)
Total Return Basket Swaps Contracts* ................ – (114,794,419) – (114,794,419)
Total Return Swaps Contracts* ...................... – (4,606,788) – (4,606,788)
Total Liabilities $ (1,061,067,997) $ (249,809,383) $ (2) $ (1,310,877,382)

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
AQR STYLE PREMIA ALTERNATIVE LV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 9,298,321 $ 59,558,102 $ – $ 68,856,423
Short-Term Investments ........................... 165,057,031 63,943,790 – 229,000,821
Futures Contracts* ............................... 2,054,702 – – 2,054,702
Forward Foreign Currency Exchange Contracts* ........ – 2,027,549 – 2,027,549
Total Return Basket Swaps Contracts* ................ – 1,809,914 – 1,809,914
Total Return Swaps Contracts* ...................... – 962,071 – 962,071
Total Assets $ 176,410,054 $ 128,301,426 $ – $ 304,711,480
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (9,315,780) $ (48,663,825) $ – $ (57,979,605)
Futures Contracts* ............................... (4,309,974) – – (4,309,974)
Forward Foreign Currency Exchange Contracts* ........ – (2,299,256) – (2,299,256)
Total Return Basket Swaps Contracts* ................ – (1,202,815) – (1,202,815)
Total Return Swaps Contracts* ...................... – (326,963) – (326,963)
Total Liabilities $ (13,625,754) $ (52,492,859) $ – $ (66,118,613)
AQR VOLATILITY RISK PREMIUM FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 3,908,035 $ 2,058,519 $ – $ 5,966,554
Short-Term Investments ........................... 5,322,226 – – 5,322,226
Futures Contracts* ............................... 2,773 – – 2,773
Total Assets $ 9,233,034 $ 2,058,519 $ – $ 11,291,553
LIABILITIES
Written Options (Premium Style)* .................... $ (45,364) $ – $ – $ (45,364)
Futures Contracts* ............................... (11,155) – – (11,155)
Total Liabilities $ (56,519) $ – $ – $ (56,519)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and purchased options and written options are reported at market value. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
AQR DIVERSIFIED
ARBITRAGE FUND
COMMON
STOCKS
LOAN
PARTICIPATIONS/
CORPORATE
BONDS
CONVERTIBLE
BONDS
PREFERRED
STOCKS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION
SHORT
COMMON
STOCKS
Balance as of December
31, 2018 .......... $ 1,793,755 $ 1,295,689 $ 98,239 $ 737,083 $ 168,578 $ 930,053 $ 434,209 $ –(a)
Accrued discounts/
(premiums) ........ – 403,417 – – – – – –
Realized gain/(loss) ... 344 29,031 – 2,297,268 – 695,613 (3,272,732) –
Change in unrealized
appreciation/
(depreciation) ...... 97,097 (914,053) (580) 716,433 23,252 146,456 3,229,554 –
Purchases
1
.......... 63,243 983,142 – – – – 147,636 –
Sales
2
.............. (344) (29,031) – (3,157,568) – (695,613) (313,657) –
Transfers into Level 3 .. 4,629,825 1,025,000 – – – 110,422 – –
Transfers out of Level 3 . – – (85,440) – – (400,626) – –
Balance as of December
31, 2019 .......... $ 6,583,920 $ 2,793,195 $ 12,219 $ 593,216 $ 191,830 $ 786,305 $ 225,010 $ –(a)
Change in Unrealized
appreciation/
(depreciation) for the
securities still held at
December 31, 2019 . $ 96,969 $ (457,551) $ (580) $ 593,216 $ 23,252 $ 662,480 $ (155,167) $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Security has zero value.
AQR MULTI-STRATEGY ALTERNATIVE FUND
COMMON
STOCKS
CORPORATE
BONDS
CONVERTIBLE
BONDS
Balance as of December 31, 2018 ................................................. $ 428,775 $ 242,059 $ 185,300
Accrued discounts/(premiums) .................................................... – – –
Realized gain/(loss) ............................................................ – – –
Change in unrealized appreciation/(depreciation) ....................................... 481,181 (10,965) (8,394)
Purchases
1
................................................................... 3,411,659 – –
Sales
2
....................................................................... – – –
Transfers into Level 3 ........................................................... – – –
Transfers out of Level 3 .......................................................... – – –
Balance as of December 31, 2019 ................................................. $ 4,321,615 $ 231,094 $ 176,906
Change in Unrealized appreciation/(depreciation) for the securities still held at December 31,
2019 ...................................................................... $ 481,181 $ (10,965) $ (8,394)
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended December 31, 2019 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund:
Quantitative Information about Level 3 Fair Value Measurements*
AQR DIVERSIFIED ARBITRAGE FUND
AQR MULTI-STRATEGY ALTERNATIVE FUND
* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At December 31, 2019, the value of these securities for the AQR Diversified Arbitrage Fund was $7,534,273. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events
** Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
*** The weighted averages disclosed in the table above were weighted by relative fair value.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR Multi-
Asset Fund and AQR Style Premia Alternative Fund which are considered quantitatively insignificant for additional disclosure.
INVESTMENT TYPE
TOTAL FAIR
VALUE VALUATION METHODOLOGY UNOBSERVABLE INPUT(S)
INPUT VALUE/
RANGE
WEIGHTED
AVERAGE***
Common Stocks $1,179,795 Enterprise Value Waterfall Analysis Discount for Lack of Marketability** 22.10%-50.10% 25.57%
EBITDA Multiple 5.75x to 6.75x N/A
$1,299,934 Probability Weighted Expected
Return
Discount for Lack of Marketability** 5.30%-35.00% 14.28%
Discount Rate 6.00% N/A
Equity Cost of Capital 47.50% N/A
Legal Fees (% of potential proceeds) -7.50% N/A
Scenario Probability 5.00%-90.00% 33.33%
Term 0.05 to 3.00 years N/A
Corporate Bonds $162,150 Liquidation Analysis Discount for Lack of Marketability ** 7.50% N/A
Discount Rate 16.93% N/A
Term 1.03 years N/A
Preferred Stocks $593,216 Enterprise Value Waterfall Analysis Dividend Rate 9.00% N/A
Equity Cost of Capital 14.20% N/A
Term 10.00 years N/A
Rights $191,830 Probability Weighted Expected
Return
Discount for Lack of Marketability ** 16.07%-37.50% 23.76%
Equity Cost of Capital 20.00% N/A
Weighted Average Cost of Capital 32.00% N/A
Scenario Probability 0.00%-70.00% 45.20%
Securities in Litigation $224,496 Liquidation Analysis Discount for Lack of Marketability ** 30.00% N/A
Discount Rate 6.00% N/A
Future Fundings as % of Expected
Proceeds 41.30% N/A
Term 2.10 years N/A
INVESTMENT TYPE
TOTAL FAIR
VALUE VALUATION METHODOLOGY UNOBSERVABLE INPUT(S)
INPUT VALUE/
RANGE
WEIGHTED
AVERAGE***
Common Stocks $4,321,615 Probability Weighted Expected
Return
Discount for Lack of Marketability ** 5.30%-35.00% 9.37%
Discount Rate 6.00% N/A
Term 0.05 to 1.13 years N/A

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Federal Income Tax Matters
At December 31, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of passive foreign investment companies (“PFIC”), investments in partnerships, convertible securities, contingent payment debt instruments (“CPDI”) and certain forward foreign currency, swap, option, and futures contracts.
As of December 31, 2019, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including, mark to market on PFICs, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures and options contracts, mark to market and income on certain swaps, certain late year loss deferrals, straddle loss deferrals, loss deferrals on unsettled short sales, gain/(loss) recognition on constructive sales, investments in partnerships, investments in inflation protected securities, deemed dividends from convertible securities, Cayman subsidiary taxable income, CPDI accrued income, capital loss carryforwards and finance charges on equity swaps.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 139,558,761 $ 86,767,541 $ (21,558,859) $ 65,208,682
AQR Diversified Arbitrage Fund ............................. 511,869,810 74,554,894 (96,885,514) (22,330,620)
AQR Equity Market Neutral Fund ........................... 242,155,144 36,743,978 (22,234,886) 14,509,092
AQR Global Macro Fund .................................. 24,379,039 2,374,533 (2,033,939) 340,594
AQR Long-Short Equity Fund .............................. 861,345,134 18,537,318 (19,662,698) (1,125,380)
AQR Multi-Asset Fund ................................... 122,048,194 17,876,009 (8,596,589) 9,279,420
AQR Multi-Strategy Alternative Fund ......................... 297,459,592 48,792,539 (76,265,042) (27,472,503)
AQR Risk-Balanced Commodities Strategy Fund ................ 244,637,982 24,310,641 (10,698,966) 13,611,675
AQR Risk Parity II HV Fund ............................... 29,436,014 1,762,269 (867,762) 894,507
AQR Risk Parity II MV Fund ............................... 104,539,372 4,012,383 (2,096,431) 1,915,952
AQR Style Premia Alternative Fund .......................... 1,395,387,031 492,141,266 (335,077,216) 157,064,050
AQR Style Premia Alternative LV Fund ....................... 235,905,956 18,573,290 (15,886,379) 2,686,911
AQR Volatility Risk Premium Fund ........................... 10,195,426 1,068,361 (28,753) 1,039,608
FUND
CURRENT
DISTRIBUTABLE
ORDINARY
INCOME
CURRENT
DISTRIBUTABLE
LONG TERM
CAPITAL GAIN OR
TAX BASIS
CAPITAL LOSS
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
POST
OCTOBER
CAPITAL OR
LATE YEAR
ORDINARY
LOSS
DEFERRALS
OTHER
TEMPORARY
DIFFERENCES
TOTAL
ACCUMULATED
EARNINGS
AQR Alternative Risk Premia Fund $ 2,336,595 $ (77,375,937) $ 64,493,543 $ (10,494,826) $ (1,681) $ (21,042,306)
AQR Diversified Arbitrage Fund .. 2,207,748 (293,651,637) (31,629,557) — (13,872) (323,087,318)
AQR Equity Market Neutral Fund — 4,899,885 12,941,266 (3,833,709) — 14,007,442
AQR Global Macro Fund ....... — — 265,400 (24,603) 54,391 295,188
AQR Long-Short Equity Fund ... — 5,778,420 (1,747,455) (24,940,601) (3,794) (20,913,430)
AQR Multi-Asset Fund ........ 857,962 (6,532,999) 8,729,229 (1,769,922) 1,129,839 2,414,109
AQR Multi-Strategy Alternative
Fund .................... — (333,716,320) (33,671,434) (75,502,545) 644,350 (442,245,949)
AQR Risk-Balanced Commodities
Strategy Fund ............. — (20,760) 11,274,858 — 6,332,810 17,586,908
AQR Risk Parity II HV Fund .... 752,013 220,224 768,389 (534,630) 285,853 1,491,849
AQR Risk Parity II MV Fund .... 1,636,745 490,236 1,510,707 (1,143,612) 692,811 3,186,887
AQR Style Premia Alternative Fund — (601,236,381) 143,848,811 (64,793,106) (310,687) (522,491,363)
AQR Style Premia Alternative LV
Fund .................... — (15,469,235) 1,877,958 (3,505,629) 44,407 (17,052,499)
AQR Volatility Risk Premium Fund 603 (498,714) 1,040,417 (23,449) — 518,857

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
As of December 31, 2019, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain non-deductible expenses, net operating losses, and income from investments in the Cayman subsidiary. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal year-ends December 31, 2019 and December 31, 2018 were as follows:
During the year ended December 31, 2019, the Funds utilized capital loss carryforwards in the amounts listed below:
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Alternative Risk Premia Fund ................................................. $ 33,183 $ (33,183)
AQR Diversified Arbitrage Fund .................................................... 116,115 (116,115)
AQR Equity Market Neutral Fund .................................................. 77,333,700 (77,333,700)
AQR Global Macro Fund ......................................................... 1,422,012 (1,422,012)
AQR Long-Short Equity Fund ..................................................... 193,235,165 (193,235,165)
AQR Multi-Asset Fund .......................................................... 85,651 (85,651)
AQR Multi-Strategy Alternative Fund ................................................ 9,269,273 (9,269,273)
AQR Risk-Balanced Commodities Strategy Fund ....................................... 53,291 (53,291)
AQR Risk Parity II HV Fund ...................................................... 4,295 (4,295)
AQR Risk Parity II MV Fund ...................................................... 6,768 (6,768)
AQR Style Premia Alternative Fund ................................................. 194,001,645 (194,001,645)
AQR Style Premia Alternative LV Fund .............................................. 4,837,588 (4,837,588)
AQR Volatility Risk Premium Fund .................................................. 54,413 (54,413)
DECEMBER 31, 2019 DECEMBER 31, 2018
FUND
ORDINARY
INCOME
CAPITAL
GAINS
RETURN OF
CAPITAL
ORDINARY
INCOME
CAPITAL
GAINS
RETURN OF
CAPITAL
AQR Alternative Risk Premia Fund ........... $ 2,000,121 $ — $ — $ 291,560 $ — $ —
AQR Diversified Arbitrage Fund .............. 11,000,163 — — 26,357,232 — —
AQR Equity Market Neutral Fund ............ — 9,829,531 — 5,574,441 — —
AQR Global Macro Fund ................... 14,421 — — 1,253,455 1,131,755 —
AQR Long-Short Equity Fund ............... — — — 54,755,443 76,674,221 —
AQR Multi-Asset Fund .................... 8,800,021 — — 14,018,673 3,693,125 —
AQR Risk-Balanced Commodities Strategy Fund . 13,379,807 — 4,864 1,899,991 — —
AQR Risk Parity II HV Fund ................ 1,892,616 1,589,181 — 1,872,155 220,319 —
AQR Risk Parity II MV Fund ................ 5,964,937 4,788,628 — 1,492,536 169,454 —
AQR Style Premia Alternative Fund ........... 33,768,607 — 1,721 34,654,620 — —
AQR Style Premia Alternative LV Fund ........ 239,204 — 33,770 460,049 — —
AQR Volatility Risk Premium Fund ............ 237,996 — — 30,009 — —
FUND SHORT-TERM LONG-TERM
AQR Diversified Arbitrage Fund ............................................................ $ 3,157,775 $ –
AQR Equity Market Neutral Fund .......................................................... 35,310,741 –
AQR Long-Short Equity Fund ............................................................. 128,961,648 –
AQR Multi-Asset Fund .................................................................. 7,447,284 7,613,461
AQR Risk-Balanced Commodities Strategy Fund ............................................... 1,306 –
AQR Risk Parity II HV Fund .............................................................. 1,539,268 938,138
AQR Risk Parity II MV Fund .............................................................. 1,656,137 959,189

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
As of December 31, 2019, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:
Investment Transactions
During the year ended December 31, 2019, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the year ended December 31, 2019, the Funds had purchases and sales of long-term U.S. Government obligations as follows:
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 73,449,991 $ 3,925,946
AQR Diversified Arbitrage Fund .................................................... 53,923,051 239,728,586
AQR Multi-Asset Fund .......................................................... 1,899,287 4,633,712
AQR Multi-Strategy Alternative Fund ................................................ 116,570,058 217,146,262
AQR Risk-Balanced Commodities Strategy Fund ....................................... 20,760 —
AQR Style Premia Alternative Fund ................................................. 524,786,902 76,449,479
AQR Style Premia Alternative LV Fund .............................................. 13,456,981 2,012,254
AQR Volatility Risk Premium Fund .................................................. 498,714 —
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 245,838,652 $ 383,809,222 $ 276,741,142 $ 434,534,697
AQR Diversified Arbitrage Fund ............................. 1,074,729,381 995,719,355 507,239,944 481,579,734
AQR Equity Market Neutral Fund ........................... 232,611,812 505,090,993 182,086,876 411,886,992
AQR Long-Short Equity Fund .............................. 790,661,657 1,959,318,588 672,757,634 1,472,249,273
AQR Multi-Asset Fund ................................... 284,145,263 300,391,053 58,629,689 44,281,973
AQR Multi-Strategy Alternative Fund ......................... 176,470,584 559,392,153 190,243,547 513,296,086
AQR Risk Parity II HV Fund ............................... 28,205,988 21,233,585 — —
AQR Risk Parity II MV Fund ............................... 81,871,025 60,749,747 — —
AQR Style Premia Alternative Fund .......................... 1,076,385,016 1,668,084,767 975,315,122 1,507,194,077
AQR Style Premia Alternative LV Fund ....................... 41,377,134 73,526,260 40,162,439 75,043,091
AQR Volatility Risk Premium Fund ........................... 5,892,184 5,816,268 — —
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Diversified Arbitrage Fund ............................. $ 7,757,713 $ 6,369,727 $ 236,486,643 $ 235,068,166
AQR Multi-Asset Fund ................................... 69,511,434 115,575,336 — —
AQR Risk Parity II HV Fund ............................... 22,205,463 15,705,684 — —
AQR Risk Parity II MV Fund ............................... 63,125,855 46,758,551 — —

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at December 31, 2019.
ASSETS LIABILITIES
FUND
UNREALIZED
APPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
**
UNREALIZED
APPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
UNREALIZED
DEPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
**
UNREALIZED
DEPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
AT MARKET
VALUE
Equity Risk Exposure:
AQR Alternative Risk Premia Fund $ 267,317 $ 437,597 $ – $ 1,696,520 $ 178,003 $ – $ 816,979
AQR Diversified Arbitrage Fund . – 3,389,969 – 419,620 21,057,381 – –
AQR Equity Market Neutral Fund – 1,182,026 – – 21,864,764 – –
AQR Global Macro Fund ...... 84,753 168,176 – 132,612 15,529 – –
AQR Long-Short Equity Fund .. 6,088,219 403,654 – 582,784 116,174,150 – –
AQR Multi-Asset Fund ....... 325,171 18,920 – 86,507 – – –
AQR Multi-Strategy Alternative
Fund ..................... 1,197,335 1,882,923 – 1,759,145 29,323,843 – 483,507
AQR Risk Parity II HV Fund ... 336,559 80,710 – 43,367 1,343 – –
AQR Risk Parity II MV Fund ... 755,295 186,838 – 97,709 2,628 – –
AQR Style Premia Alternative
Fund ..................... 4,374,078 23,481,574 – 22,873,365 118,070,494 – –
AQR Style Premia Alternative LV
Fund ..................... 228,350 2,288,229 – 1,169,838 1,413,729 – –
AQR Volatility Risk Premium Fund 2,773 – – 11,155 – – 45,364
Foreign Exchange Rate Risk
Exposure:
AQR Alternative Risk Premia Fund – – 7,205,728 – – 7,302,306 –
AQR Diversified Arbitrage Fund . – – 97,560 – – 201,737 –
AQR Equity Market Neutral Fund – – 72,423 – – 657,420 –
AQR Global Macro Fund ...... – – 616,559 – – 752,667 –
AQR Long-Short Equity Fund .. – – 3,442,880 – – 971,786 –
AQR Multi-Asset Fund ....... – – 2,797,393 – – 2,593,414 –
AQR Multi-Strategy Alternative
Fund ..................... – – 9,176,878 – – 10,405,220 –
AQR Risk Parity II HV Fund ... – – 2,202 – – 97,108 –
AQR Risk Parity II MV Fund ... – – 2,202 – – 230,535 –
AQR Style Premia Alternative
Fund ..................... – – 38,379,983 – – 40,123,672 –
AQR Style Premia Alternative LV
Fund ..................... – – 2,027,549 – – 2,299,256 –
Interest Rate Risk Exposure:
AQR Alternative Risk Premia Fund 1,948,519 673,778 – 3,191,019 – – –
AQR Diversified Arbitrage Fund . 154,953 2,788,689 – – 2,156,940 – –
AQR Global Macro Fund ...... 155,628 1,463,292 – 202,297 1,145,270 – –
AQR Multi-Asset Fund ....... 130,879 3,772 – 1,654,691 – – –
AQR Multi-Strategy Alternative
Fund ..................... 1,721,320 148,435 – 1,203,538 53,704 – –
AQR Risk Parity II HV Fund ... – – – 603,507 – – –
AQR Risk Parity II MV Fund ... – – – 1,331,662 9,692 – –
AQR Style Premia Alternative
Fund ..................... 31,409,540 5,399,587 – 48,631,672 – – –
AQR Style Premia Alternative LV
Fund ..................... 1,385,022 255,512 – 2,265,789 – – –
Credit Risk Exposure:
AQR Diversified Arbitrage Fund . – – – – 1,503,142 – –
AQR Multi-Strategy Alternative
Fund ..................... – – – – 2,276,231 – –
Commodity Risk Exposure:
AQR Global Macro Fund ...... 246,805 2,916 – 291,045 75,045 – –
AQR Multi-Asset Fund ....... 1,864,022 398,382 – 786,252 360,231 – –
AQR Multi-Strategy Alternative
Fund ..................... 1,670,499 117,958 – 735,394 266,205 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended December 31, 2019:
FUND
UNREALIZED
APPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
**
UNREALIZED
APPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
UNREALIZED
DEPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
**
UNREALIZED
DEPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
AT MARKET
VALUE
AQR Risk-Balanced Commodities
Strategy Fund .............. 20,611,075 4,971,897 – 9,359,997 812,009 – –
AQR Risk Parity II HV Fund ... 773,240 5,025 – 219,180 – – –
AQR Risk Parity II MV Fund ... 1,629,800 283,177 – 430,867 235,003 – –
AQR Style Premia Alternative
Fund ..................... 8,832,979 4,685,402 – 16,916,917 1,330,713 – –
AQR Style Premia Alternative LV
Fund ..................... 441,330 228,244 – 874,347 116,049 – –
Net Fair Value of Derivative
Contracts:
AQR Alternative Risk Premia Fund – 933,372 – 2,671,703 – 96,578 816,979
AQR Diversified Arbitrage Fund . – – – 264,667 18,538,805 104,177 –
AQR Equity Market Neutral Fund – – – – 20,682,738 584,997 –
AQR Global Macro Fund ...... – 398,540 – 138,768 – 136,108 –
AQR Long-Short Equity Fund .. 5,505,435 – 2,471,094 – 115,770,496 – –
AQR Multi-Asset Fund ....... – 60,843 203,979 207,378 – – –
AQR Multi-Strategy Alternative
Fund ..................... 891,077 – – – 29,770,667 1,228,342 483,507
AQR Risk-Balanced Commodities
Strategy Fund .............. 11,251,078 4,159,888 – – – – –
AQR Risk Parity II HV Fund ... 243,745 84,392 – – – 94,906 –
AQR Risk Parity II MV Fund ... 524,857 222,692 – – – 228,333 –
AQR Style Premia Alternative
Fund ..................... – – – 43,805,357 85,834,644 1,743,689 –
AQR Style Premia Alternative LV
Fund ..................... – 1,242,207 – 2,255,272 – 271,707 –
AQR Volatility Risk Premium Fund – – – 8,382 – – 45,364
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**
Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .
REALIZED GAIN (LOSS) ON
DERIVATIVES RECOGNIZED
AS A RESULT
FROM OPERATIONS
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) ON
DERIVATIVES RECOGNIZED
AS A  RESULT FROM OPERATIONS
FUND
FUTURES
AND
FUTURES-
STYLE
OPTIONS
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
OPTIONS
PURCHASED
FUTURES
AND
FUTURES-
STYLE
OPTIONS
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
Equity Risk
Exposure:
AQR
Alternative
Risk Premia
Fund ..... $ (833,815) $ 3,026,690 $ – $ 3,687,996 $ – $ (4,200,406) $ 1,133,472 $ – $ 224,682
AQR
Diversified
Arbitrage
Fund ..... (7,075,997) 16,427,245 – – (10,762) (2,339,237) (14,529,684) – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
FUND
FUTURES
AND
FUTURES-
STYLE
OPTIONS
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
OPTIONS
PURCHASED
FUTURES
AND
FUTURES-
STYLE
OPTIONS
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
AQR Equity
Market
Neutral Fund 2,004,888 (82,624,956) – – – – (6,146,928) – –
AQR Global
Macro Fund 701,972 298,902 – – – (212,714) 107,102 – –
AQR Long-
Short Equity
Fund ..... 149,777,304 (173,732,316) – – – 45,050,531 (29,989,264) – –
AQR Multi-
Asset Fund 5,539,751 1,049,849 – – – 1,835,372 17,897 – –
AQR Multi-
Strategy
Alternative
Fund ..... (22,442,606) (98,364,385) – 2,497,155 – (5,531,746) (1,059,796) – 192,027
AQR Risk
Parity II HV
Fund ..... 3,113,214 513,728 – – – 637,904 80,042 – –
AQR Risk
Parity II MV
Fund ..... 6,416,412 917,786 – – – 1,322,677 183,272 – –
AQR Style
Premia
Alternative
Fund ..... 27,514,070 (37,769,314) – – – (40,154,234) (216,973,585) – –
AQR Style
Premia
Alternative
LV Fund .. 456,226 (9,609,664) – – – (1,894,929) (3,260,517) – –
AQR
Volatility Risk
Premium
Fund ..... (338,379) – – 449,602 – (41,986) – – 29,189
Foreign
Exchange
Rate Risk
Exposure:
AQR
Alternative
Risk Premia
Fund ..... – – 183,958 – – – – 4,797,563 –
AQR
Diversified
Arbitrage
Fund ..... – – 116,061 – – – – (189,473) –
AQR Equity
Market
Neutral Fund – – 4,048,847 – – – – (249,830) –
AQR Global
Macro Fund – – (310,725) – – – – 794,225 –
AQR Long-
Short Equity
Fund ..... – – (5,720,598) – – – – 1,384,485 –
AQR Multi-
Asset Fund – – 3,287,174 – – – – (146,516) –
AQR Multi-
Strategy
Alternative
Fund ..... – – 13,664,084 – – – – 14,057,221 –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
FUND
FUTURES
AND
FUTURES-
STYLE
OPTIONS
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
OPTIONS
PURCHASED
FUTURES
AND
FUTURES-
STYLE
OPTIONS
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
AQR Risk
Parity II HV
Fund ..... – – 283,884 – – – – (92,187) –
AQR Risk
Parity II MV
Fund ..... – – 682,984 – – – – (215,786) –
AQR Style
Premia
Alternative
Fund ..... – – 40,378,868 – – – – 44,353,411 –
AQR Style
Premia
Alternative
LV Fund .. – – 2,797,724 – – – – 2,799,142 –
Interest
Rate Risk
Exposure:
AQR
Alternative
Risk Premia
Fund ..... 14,281,240 (206,694) – (184,687) – (1,287,660) 673,778 – 201,325
AQR
Diversified
Arbitrage
Fund ..... (2,243,740) (733,722) – – – 1,487,306 8,062,546 – –
AQR Global
Macro Fund (123,245) (613,135) – – – 277,455 662,642 – –
AQR Multi-
Asset Fund 14,570,306 2,038,007 – – – (5,808,984) (1,827,333) – –
AQR Multi-
Strategy
Alternative
Fund ..... 7,596,077 (2,185,465) – (51,170) – 7,750,914 6,2 69 , 407 – 125,251
AQR Risk
Parity II HV
Fund ..... 3,171,574 – – – – (1,387,066) – – –
AQR Risk
Parity II MV
Fund ..... 6,598,830 1,716 – – – (2,720,471) (9,692) – –
AQR Style
Premia
Alternative
Fund ..... 52,675,465 (1,245,028) – – – (5,240,695) 5,399,587 – –
AQR Style
Premia
Alternative
LV Fund .. 3,593,614 (61,653) – – – (109,006) 255,512 – –
AQR
Volatility Risk
Premium
Fund ..... 30,204 – – (72,738) – (35,215) – – 26,792
Credit Risk
Exposure:
AQR
Diversified
Arbitrage
Fund ..... – (867,123) – – – – (1,079,824) – –
AQR Multi-
Asset Fund – (1,553,333) – – – – 4,109,711 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
FUND
FUTURES
AND
FUTURES-
STYLE
OPTIONS
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
OPTIONS
PURCHASED
FUTURES
AND
FUTURES-
STYLE
OPTIONS
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
WRITTEN
OPTIONS
AQR Multi-
Strategy
Alternative
Fund ..... – (3,434,997) – – – – (3,606,267) – –
Commodity
Risk
Exposure:
AQR Global
Macro Fund 256,281 (14,668) – – – (320,209) (103,640) – –
AQR Multi-
Asset Fund 1,108,739 (463,072) – – – 3,385,277 210,932 – –
AQR Multi-
Strategy
Alternative
Fund ..... (4,278,382) (2,310,940) – – – (3,201,421) (742,047) – –
AQR Risk-
Balanced
Commodities
Strategy
Fund ..... 18,869,122 (5,626,173) – – – 22,265,452 4,704,335 – –
AQR Risk
Parity II HV
Fund ..... 436,023 17,087 – – – 1,025,724 (12,061) – –
AQR Risk
Parity II MV
Fund ..... 1,075,945 (232,405) – – – 1,919,555 110,403 – –
AQR Style
Premia
Alternative
Fund ..... (29,618,286) (6,065,683) – – – 6,448,758 4,203,697 – –
AQR Style
Premia
Alternative
LV Fund .. (1,373,637) (186,738) – – – 656,369 153,686 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The following tables present the Funds’ gross OTC derivative, repurchase agreements and reverse repurchase agreements assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’
as of December 31, 2019:
AQR Alternative Risk Premia Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $160,073 and total additional collateral pledged was $10,923,022.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 959,203 $ (171,628) $ 787,575 $ – $ (520,000) $ 267,575
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,602,973 (3,602,973) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,602,755 (3,602,755) –
JPMC .......... Total Return Swap
Contracts 22,245 (6,375) 15,870
Total JPMC 3,625,000 (3,609,130) 15,870 – – 15,870
MSCS .......... Total Return Swap
Contracts 129,927 – 129,927 – (129,927) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,317,103 (7,383,731) 933,372 – (649,927) 283,445
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 171,628 $ (171,628) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,651,046 (3,602,973) 48,073 – (48,073) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,651,260 (3,602,755) 48,505
JPMC .......... Total Return Swap
Contracts 6,375 (6,375) –
Total JPMC 3,657,635 (3,609,130) 48,505 – (48,505) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,480,309 (7,383,731) 96,578 – (96,578) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Diversified Arbitrage Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 95,500 $ (95,500) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 3,509,131 (1,013,002) 2,496,129 – – 2,496,129
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,060 (2,060) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,606,691 (1,110,562) 2,496,129 – – 2,496,129

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 54,852,831.
AQR Equity Market Neutral Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 6,267,212 $ – $ 6,267,212 $ – $ (6,267,212) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 120,404 (95,500) 24,904 – – 24,904
GSIN .......... Total Return Basket
Swap Contracts 1,013,002 (1,013,002) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 81,333 (2,060) 79,273
JPMC .......... Total Return Basket
Swap Contracts 13,264,580 – 13,264,580
Total JPMC 13,345,913 (2,060) 13,343,853 – (13,343,853) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 20,746,531 (1,110,562) 19,635,969 – (19,611,065) 24,904
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 36,216 $ (36,216) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 36,207 (36,207) – – – –
MSIP .......... Total Return Basket
Swap Contracts 1,182,026 (1,182,026) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,254,449 (1,254,449) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 51,707,413.
AQR Global Macro Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 328,695 $ (36,216) $ 292,479 $ – $ (292,479) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 328,725 (36,207) 292,518 – (292,518) –
MSIP .......... Total Return Basket
Swap Contracts 21,864,764 (1,182,026) 20,682,738 (20,682,738) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 22,522,184 (1,254,449) 21,267,735 (20,682,738) (584,997) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 43,372 $ – $ 43,372 $ – $ – $ 43,372
CITI ........... Forward Foreign
Currency Exchange
Contracts 308,288 (308,288) – – – –
GSIN .......... Total Return Swap
Contracts 62,392 (14,936) 47,456 – (47,456) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 308,271 (308,271) – – – –
MLIN .......... Total Return Swap
Contracts 105,784 (78) 105,706 – (105,706) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 828,107 (631,573) 196,534 – (153,162) 43,372

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $56,838 and total additional collateral pledged was $485,610.
AQR Global Macro Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 376,322 $ (308,288) $ 68,034 $ – $ (68,034) $ –
GSIN .......... Total Return Swap
Contracts 14,936 (14,936) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 376,345 (308,271) 68,074
JPMC .......... Total Return Swap
Contracts 515 – 515
Total JPMC 376,860 (308,271) 68,589 – (68,589) –
MLIN .......... Total Return Swap
Contracts 78 (78) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 768,196 (631,573) 136,623 – (136,623) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
NET
AMOUNT
SOCG ......... Total Return Swap
Contracts $ 2,916 $ (2,916) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,916 (2,916) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Long-Short Equity Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 23,226 $ – $ 23,226 $ – $ – $ 23,226
GSIN .......... Total Return Swap
Contracts 8,741 – 8,741 – – 8,741
MACQ ......... Total Return Swap
Contracts 1,363 – 1,363 – – 1,363
SOCG ......... Total Return Swap
Contracts 41,715 (2,916) 38,799 – – 38,799
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 75,045 (2,916) 72,129 – – 72,129
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,721,511 $ (485,863) $ 1,235,648 $ – $ (920,000) $ 315,648
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,721,369 (485,923) 1,235,446
JPMC .......... Total Return Swap
Contracts 395,715 (6,159) 389,556
Total JPMC 2,117,084 (492,082) 1,625,002 – – 1,625,002
MSIP .......... Total Return Basket
Swap Contracts 7,939 (7,939) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,846,534 (985,884) 2,860,650 – (920,000) 1,940,650

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 263,844,874.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 1,610,155 $ – $ 1,610,155 $ – $ (1,420,000) $ 190,155
CITI ........... Forward Foreign
Currency Exchange
Contracts 485,863 (485,863) – – – –
DTBK .......... Total Return Basket
Swap Contracts 64,998,606 – 64,998,606 – (64,998,606) –
GSIN .......... Total Return Basket
Swap Contracts 18,487,597 – 18,487,597 (18,487,597) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 485,923 (485,923) –
JPMC .......... Total Return Swap
Contracts 6,159 (6,159) –
JPMC .......... Total Return Basket
Swap Contracts 7,504,808 – 7,504,808
Total JPMC 7,996,890 (492,082) 7,504,808 – (7,504,808) –
MSIP .......... Total Return Basket
Swap Contracts 23,566,825 (7,939) 23,558,886 (23,558,886) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 117,145,936 (985,884) 116,160,052 (42,046,483) (73,923,414) 190,155

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Multi-Asset Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged the counterparty. Total additional collateral received was $ 87,925 and total additional collateral pledged was $ 5,423,481.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 3,772 $ – $ 3,772 $ – $ – $ 3,772
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,398,739 (1,296,664) 102,075 – (102,075) –
GSCO ......... Repurchase
Agreements 1,515,558 (1,515,558) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,398,654 (1,296,750) 101,904
JPMC .......... Total Return Swap
Contracts 10,909 – 10,909
Total JPMC 1,409,563 (1,296,750) 112,813 – – 112,813
JPMS .......... Repurchase
Agreements 2,008,536 (2,008,536) – – – –
MPFS .......... Repurchase
Agreements 1,260,575 (1,247,641) 12,934 – – 12,934
MSCS .......... Total Return Swap
Contracts 8,011 – 8,011 – – 8,011
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,604,754 (7,365,149) 239,605 – (102,075) 137,530
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,296,664 $ (1,296,664) $ – $ – $ – $ –
GSCO ......... Reverse
Repurchase
Agreements 8,169,337 (1,515,558) 6,653,779 (6,653,779) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,296,750 (1,296,750) – – – –
JPMS .......... Reverse
Repurchase
Agreements 2,392,947 (2,008,536) 384,411 (384,411) – –
MPFS .......... Reverse
Repurchase
Agreements 1,247,641 (1,247,641) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 14,403,339 (7,365,149) 7,038,190 (7,038,190) – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Multi-Asset Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 461,632.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 68,173 $ (68,173) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 47,265 (47,265) – – – –
MLIN .......... Total Return Swap
Contracts 8,075 (2,885) 5,190 – – 5,190
SOCG ......... Total Return Swap
Contracts 274,869 (128,850) 146,019 – – 146,019
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 398,382 (247,173) 151,209 – – 151,209
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 82,405 $ (68,173) $ 14,232 $ – $ (14,232) $ –
GSIN .......... Total Return Swap
Contracts 146,091 (47,265) 98,826 – (98,826) –
MLIN .......... Total Return Swap
Contracts 2,885 (2,885) – – – –
SOCG ......... Total Return Swap
Contracts 128,850 (128,850) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 360,231 (247,173) 113,058 – (113,058) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Multi-Strategy Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 92,835 $ – $ 92,835
BANA   ......... Total Return Basket
Swap Contracts 61,615 (61,615) –
Total BANA 154,450 (61,615) 92,835 $ – $ – $ 92,835
CITI ........... Forward Foreign
Currency Exchange
Contracts 4,588,894 (4,588,894) –
CITI ........... Total Return Swap
Contracts 28,508 (28,508) –
Total CITI 4,617,402 (4,617,402) – – – –
GSIN .......... Total Return Swap
Contracts 2,327 – 2,327
GSIN .......... Total Return Basket
Swap Contracts 56,678 (56,678) –
Total GSIN 59,005 (56,678) 2,327 – – 2,327
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,587,984 (4,587,984) –
JPMC .......... Total Return Swap
Contracts 83,918 (57,373) 26,545
JPMC .......... Total Return Basket
Swap Contracts 1,123,737 (1,123,737) –
Total JPMC 5,795,639 (5,769,094) 26,545 – – 26,545
MLIN .......... Total Return Swap
Contracts 24,561 – 24,561 – – 24,561
MSCS .......... Total Return Swap
Contracts 557,179 – 557,179 – – 557,179
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 11,208,236 (10,504,789) 703,447 – – 703,447

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 113,187,483.
AQR Multi-Strategy Alternative Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 127,066 $ (61,615) $ 65,451 $ – $ (65,451) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 5,202,286 (4,588,894) 613,392
CITI ........... Total Return Swap
Contracts 182,408 (28,508) 153,900
Total CITI 5,384,694 (4,617,402) 767,292 – – 767,292
DTBK .......... Total Return Basket
Swap Contracts 2,569,883 – 2,569,883 – (2,569,883) –
GSIN .......... Total Return Basket
Swap Contracts 5,559,530 (56,678) 5,502,852 – (5,502,852) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 5,202,934 (4,587,984) 614,950
JPMC .......... Total Return Swap
Contracts 57,373 (57,373) –
JPMC .......... Total Return Basket
Swap Contracts 20,881,287 (1,123,737) 19,757,550
Total JPMC 26,141,594 (5,769,094) 20,372,500 – (20,372,500) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 39,782,767 (10,504,789) 29,277,978 – (28,510,686) 767,292
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 87,756 $ (87,756) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 4,473 (4,473) – – – –
MACQ ......... Total Return Swap
Contracts 18,985 (2,064) 16,921 – – 16,921
MLIN .......... Total Return Swap
Contracts 1,080 – 1,080 – – 1,080
SOCG ......... Total Return Swap
Contracts 5,664 (5,664) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 117,958 (99,957) 18,001 – – 18,001

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 339,006.
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 115,769 $ (87,756) $ 28,013 $ – $ (28,013) $ –
GSIN .......... Total Return Swap
Contracts 99,653 (4,473) 95,180 (95,180) – –
MACQ ......... Total Return Swap
Contracts 2,064 (2,064) – – – –
SOCG ......... Total Return Swap
Contracts 48,719 (5,664) 43,055 – (43,055) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 266,205 (99,957) 166,248 (95,180) (71,068) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 1,576,253 $ (475,727) $ 1,100,526 $ – $ (860,000) $ 240,526
GSIN .......... Total Return Swap
Contracts 400,642 (34,818) 365,824 – – 365,824
MACQ ......... Total Return Swap
Contracts 21,277 (21,277) – – – –
SOCG ......... Total Return Swap
Contracts 2,973,725 (237,823) 2,735,902 – – 2,735,902
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,971,897 (769,645) 4,202,252 – (860,000) 3,342,252

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 5,573,987.
AQR Risk Parity II HV Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 475,727 $ (475,727) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 34,818 (34,818) – – – –
MACQ ......... Total Return Swap
Contracts 63,641 (21,277) 42,364 (42,364) – –
SOCG ......... Total Return Swap
Contracts 237,823 (237,823) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 812,009 (769,645) 42,364 (42,364) – –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,101 $ (1,101) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 8,640 (129) 8,511 – – 8,511
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,101 (1,101) – – – –
MLIN .......... Total Return Swap
Contracts 72,070 (1,214) 70,856 – (70,856) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 82,912 (3,545) 79,367 – (70,856) 8,511

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 59,144 and total additional collateral pledged was $ 424,260.
AQR Risk Parity II HV Offshore Fund Ltd
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 48,552 $ (1,101) $ 47,451
CITI ........... Reverse
Repurchase
Agreements 1,638,902 – 1,638,902
Total CITI 1,687,454 (1,101) 1,686,353 $ (1,663,963) $ (22,390) $ –
GSIN .......... Total Return Swap
Contracts 129 (129) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 48,556 (1,101) 47,455 – (47,455) –
JPMS .......... Reverse
Repurchase
Agreements 2,422,375 – 2,422,375 (2,422,375) – –
MLIN .......... Total Return Swap
Contracts 1,214 (1,214) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,159,728 (3,545) 4,156,183 (4,086,338) (69,845) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
GSIN .......... Total Return Swap
Contracts $ 5,025 $ – $ 5,025 $ – $ – $ 5,025
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,025 – 5,025 – – 5,025

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Risk Parity II MV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 83,063 and total additional collateral pledged was $ 683,187.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,101 $ (1,101) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 27,273 – 27,273 – – 27,273
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,101 (1,101) – – – –
MLIN .......... Total Return Swap
Contracts 159,565 (2,628) 156,937 – (156,937) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 189,040 (4,830) 184,210 – (156,937) 27,273
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 9,692 $ – $ 9,692 $ – $ – $ 9,692
CITI ........... Forward Foreign
Currency Exchange
Contracts 115,262 (1,101) 114,161 – (114,161) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 115,273 (1,101) 114,172 – (114,172) –
MLIN .......... Total Return Swap
Contracts 2,628 (2,628) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 242,855 (4,830) 238,025 – (228,333) 9,692

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Risk Parity II MV Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 334,702.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 56,742 $ (56,742) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 14,647 (14,647) – – – –
MACQ ......... Total Return Swap
Contracts 14,024 (1,484) 12,540 – – 12,540
SOCG ......... Total Return Swap
Contracts 197,764 (119,927) 77,837 – – 77,837
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 283,177 (192,800) 90,377 – – 90,377
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 67,688 $ (56,742) $ 10,946 $ – $ (10,946) $ –
GSIN .......... Total Return Swap
Contracts 45,904 (14,647) 31,257 (31,257) – –
MACQ ......... Total Return Swap
Contracts 1,484 (1,484) – – – –
SOCG ......... Total Return Swap
Contracts 119,927 (119,927) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 235,003 (192,800) 42,203 (31,257) (10,946) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 5,399,587 $ – $ 5,399,587 $ – $ (4,170,000) $ 1,229,587
CITI ........... Forward Foreign
Currency Exchange
Contracts 19,190,586 (19,190,586) –
CITI ........... Total Return Swap
Contracts 4,161,632 (2,808,588) 1,353,044
Total CITI 23,352,218 (21,999,174) 1,353,044 – – 1,353,044
GSIN .......... Total Return Swap
Contracts 657,151 (261,960) 395,191
GSIN .......... Total Return Basket
Swap Contracts 6,962,307 (6,962,307) –
Total GSIN 7,619,458 (7,224,267) 395,191 – – 395,191
JPMC .......... Forward Foreign
Currency Exchange
Contracts 19,189,397 (19,189,397) –
JPMC .......... Total Return Swap
Contracts 15,420 (15,420) –
Total JPMC 19,204,817 (19,204,817) – – – –
MLIN .......... Total Return Swap
Contracts 5,443,742 (151,478) 5,292,264 – (4,940,000) 352,264
MSIP .......... Total Return Basket
Swap Contracts 6,241,322 (6,241,322) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 67,261,144 (54,821,058) 12,440,086 – (9,110,000) 3,330,086

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 389,594,623.
AQR Style Premia Alternative Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 20,061,182 $ (19,190,586) $ 870,596
CITI ........... Total Return Swap
Contracts 2,808,588 (2,808,588) –
Total CITI 22,869,770 (21,999,174) 870,596 $ – $ (870,596) $ –
GSIN .......... Total Return Swap
Contracts 261,960 (261,960) –
GSIN .......... Total Return Basket
Swap Contracts 76,407,699 (6,962,307) 69,445,392
Total GSIN 76,669,659 (7,224,267) 69,445,392 – (69,445,392) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 20,062,490 (19,189,397) 873,093
JPMC .......... Total Return Swap
Contracts 54,049 (15,420) 38,629
JPMC .......... Total Return Basket
Swap Contracts 1,224,358 – 1,224,358
Total JPMC 21,340,897 (19,204,817) 2,136,080 – (2,136,080) –
MLIN .......... Total Return Swap
Contracts 151,478 (151,478) – – – –
MSIP .......... Total Return Basket
Swap Contracts 37,162,362 (6,241,322) 30,921,040 (30,921,040) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 158,194,166 (54,821,058) 103,373,108 (30,921,040) (72,452,068) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 3,376,748 $ (1,064,348) $ 2,312,400 $ – $ (1,850,000) $ 462,400
GSIN .......... Total Return Swap
Contracts 1,308,654 (266,365) 1,042,289 – – 1,042,289
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,685,402 (1,330,713) 3,354,689 – (1,850,000) 1,504,689

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 15,303,048.
AQR Style Premia Alternative LV Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 1,064,348 $ (1,064,348) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 266,365 (266,365) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,330,713 (1,330,713) – – – –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 255,512 $ – $ 255,512 $ – $ (140,000) $ 115,512
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,013,809 (1,013,809) –
CITI ........... Total Return Swap
Contracts 157,281 (157,281) –
Total CITI 1,171,090 (1,171,090) – – – –
GSIN .......... Total Return Swap
Contracts 980 (980) –
GSIN .......... Total Return Basket
Swap Contracts 1,809,914 (1,202,815) 607,099
Total GSIN 1,810,894 (1,203,795) 607,099 – (607,099) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,013,740 (1,013,740) –
JPMC .......... Total Return Swap
Contracts 4,606 – 4,606
Total JPMC 1,018,346 (1,013,740) 4,606 – – 4,606
MLIN .......... Total Return Swap
Contracts 80,105 (1,571) 78,534 – – 78,534
MSCS .......... Total Return Swap
Contracts 235,343 (3,247) 232,096 – (230,000) 2,096
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,571,290 (3,393,443) 1,177,847 – (977,099) 200,748

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 322,901 and total additional collateral pledged was $ 21,336,573.
AQR Style Premia Alternative LV Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,149,589 $ (1,013,809) $ 135,780
CITI ........... Total Return Swap
Contracts 190,604 (157,281) 33,323
Total CITI 1,340,193 (1,171,090) 169,103 $ – $ (169,103) $ –
GSIN .......... Total Return Swap
Contracts 15,492 (980) 14,512
GSIN .......... Total Return Basket
Swap Contracts 1,202,815 (1,202,815) –
Total GSIN 1,218,307 (1,203,795) 14,512 (14,512) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,149,667 (1,013,740) 135,927 – (135,927) –
MLIN .......... Total Return Swap
Contracts 1,571 (1,571) – – – –
MSCS .......... Total Return Swap
Contracts 3,247 (3,247) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,712,985 (3,393,443) 319,542 (14,512) (305,030) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 124,566 $ (100,312) $ 24,254 $ – $ (24,254) $ –
GSIN .......... Total Return Swap
Contracts 103,678 (15,737) 87,941 – – 87,941
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 228,244 (116,049) 112,195 – (24,254) 87,941

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 75,746 and total additional collateral pledged was $ 727,406.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 100,312 $ (100,312) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 15,737 (15,737) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 116,049 (116,049) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
For the year ended December 31, 2019, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 714,338,616 $ – $ – $ 54,063,983 $ 728,503,924
Average Notional Balance - Short 362,309,561 118,271,411 – 56,050,288 1,576,554
Ending Notional Balance - Long 358,066,547 – – 37,089,030 470,513,093
Ending Notional Balance - Short 275,493,488 63,422,103 – 52,202,442 –
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 299,817,354 3,146,664 23,292,494 47,713,031 394,389,464
Average Settlement Value - Sold 356,154,297 10,822,406 86,277,407 49,632,075 138,987,620
Ending Value - Purchased 367,806,407 6,803,095 14,340,140 28,569,044 254,677,306
Ending Value - Sold 323,375,416 21,046,901 46,598,397 34,958,658 70,332,321
Exchange-Traded Options:
Average Number of Contracts - Written 912 – – – –
Ending Number of Contracts - Written 251 – – – –
Credit Default Swaps:
Average Notional Balance - Buy Protection – 17,200,000 – – –
Average Notional Balance - Sell Protection – – – – –
Ending Notional Balance - Buy Protection – 15,525,000 – – –
Ending Notional Balance - Sell Protection – – – – –
Total Return Swaps:
Average Notional Balance - Long 28,542,364 – – 4,377,392 97,821,674
Average Notional Balance - Short 2,483,666 – – 3,644,376 –
Ending Notional Balance - Long 31,899,376 – – 5,485,561 70,258,175
Ending Notional Balance - Short 29,901,681 – – 3,699,962 –
Interest Rate-Related Swaps (Interest Rate
Swaps):
Average Notional Balance - Pays Fixed Rate – – – 154,741,821 –
Average Notional Balance - Receives Fixed Rate – – – 238,350,548 –
Ending Notional Balance - Pays Fixed Rate – – – 130,796,877 –
Ending Notional Balance - Receives Fixed Rate – – – 262,553,127 –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 228,418,469 880,971,490 – 2,058,004,687
Average Notional of Underlying Positions - Short – 70,021,998 841,829,595 – 2,024,483,178
Ending Notional Balance - Long – 324,505,312 403,978,069 – 1,976,246,834
Ending Notional Balance - Short – 87,513,096 390,654,114 – 1,806,376,751

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
*
AQR MULTI-
ASSET FUND
AQR MULTI-
STRATEGY
ALTERNATIVE
FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II HV
FUND
AQR RISK
PARITY II MV
FUND
Futures Contracts:
Average Notional Balance - Long $ 390,166,465 $ 2,694,944,442 $ 498,899,447 $ 94,559,060 $ 206,923,237
Average Notional Balance - Short 23,968,998 1,170,727,474 155,544,051 1,985,650 4,289,116
Ending Notional Balance - Long 323,579,523 795,100,274 501,978,783 113,616,772 250,989,920
Ending Notional Balance - Short 26,394,413 826,533,504 150,034,580 1,743,508 3,811,058
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 163,233,489 958,569,986 – 8,804,653 2,310,315
Average Settlement Value - Sold 177,244,563 1,131,095,485 – 14,050,948 18,295,056
Ending Value - Purchased 131,555,742 431,364,484 – – 264,342
Ending Value - Sold 140,956,276 441,518,115 – 6,746,636 15,227,531
Exchange-Traded Options:
Average Number of Contracts - Written – 518 – – –
Ending Number of Contracts - Written – 174 – – –
Credit Default Swaps:
Average Notional Balance - Buy Protection – 104,767,721 – – –
Average Notional Balance - Sell Protection 200,780,016 20,889,258 – – –
Ending Notional Balance - Buy Protection – 38,396,012 – – –
Ending Notional Balance - Sell Protection – – – – –
Total Return Swaps:
Average Notional Balance - Long 18,412,339 41,573,858 131,338,002 4,213,665 13,678,642
Average Notional Balance - Short 7,616,857 52,443,810 48,630,566 3,230,915 2,405,850
Ending Notional Balance - Long 11,939,886 22,795,762 122,499,194 4,930,264 17,401,317
Ending Notional Balance - Short 5,534,204 9,079,496 13,834,248 – 2,870,813
Interest Rate-Related Swaps (Interest Rate
Swaps):
Average Notional Balance - Pays Fixed Rate – – – – –
Average Notional Balance - Receives Fixed Rate 117,782,530 – – – –
Ending Notional Balance - Pays Fixed Rate – – – – –
Ending Notional Balance - Receives Fixed Rate – – – – –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 1,694,536,465 – – –
Average Notional of Underlying Positions - Short – 1,363,265,306 – – –
Ending Notional Balance - Long – 836,510,584 – – –
Ending Notional Balance - Short – 679,253,480 – – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR STYLE
PREMIA
ALTERNATIVE
LV FUND
AQR
VOLATILITY
RISK PREMIUM
FUND
Futures Contracts:
Average Notional Balance - Long $ 24,913,905,616 $ 1,435,378,400 $ 1,443,329
Average Notional Balance - Short 14,927,069,057 804,648,729 1,670,624
Ending Notional Balance - Long 22,650,992,518 1,207,035,923 203,650
Ending Notional Balance - Short 14,231,587,784 687,176,094 1,354,086
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 2,486,133,117 129,354,769 –
Average Settlement Value - Sold 2,849,263,146 159,675,658 –
Ending Value - Purchased 2,085,362,015 116,688,674 –
Ending Value - Sold 1,848,239,973 115,554,630 –
Exchange-Traded Options:
Average Number of Contracts - Written – – 95
Ending Number of Contracts - Written – – 31
Total Return Swaps:
Average Notional Balance - Long 537,388,326 29,723,403 –
Average Notional Balance - Short 142,441,636 6,535,679 –
Ending Notional Balance - Long 628,327,056 35,385,467 –
Ending Notional Balance - Short 393,321,312 20,210,077 –
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long 2,990,601,911 178,531,690 –
Average Notional of Underlying Positions - Short 2,788,427,216 154,501,627 –
Ending Notional Balance - Long 2,837,624,408 152,660,448 –
Ending Notional Balance - Short 2,634,163,485 134,151,046 –
*
Notional values as of each quarter end are used to calculate the average represented.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13,
2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management
Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the
Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each
Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2020 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
Prior to May 1, 2019, pursuant to the Expense Limitation Agreement, the Adviser agreed to waive fees and/or reimburse expenses of each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund ........................................................................... 1.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Global Macro Fund ................................................................................ 1.25
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Multi-Asset Fund ................................................................................. 0.75(a)
AQR Multi-Strategy Alternative Fund ....................................................................... 1.75(b)
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 0.80
AQR Risk Parity II HV Fund ............................................................................. 0.95(c)
AQR Risk Parity II MV Fund ............................................................................. 0.75(d)
AQR Style Premia Alternative Fund ........................................................................ 1.35
AQR Style Premia Alternative LV Fund ..................................................................... 0.65
AQR Volatility Risk Premium Fund ......................................................................... 0.55
(a) The AQR Multi-Asset Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion.
(b) Effective May 1, 2019, the AQR Multi-Strategy Alternative Fund Advisory Fee was reduced from 1.80% to 1.75%.
(c) The AQR Risk Parity II HV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.95% of the first $1 billion of net assets; the second tier charges 0.925% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.90% on net assets in excess of $3 billion.
(d) The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.75% of the first $1 billion of net assets; the second tier charges 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.70% on net assets in excess of $3 billion.
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ....................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Global Macro Fund ............................................................ 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Multi-Strategy Alternative Fund ................................................... 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund .......................................... 0.20 0.20 0.10
AQR Risk Parity II HV Fund ......................................................... 0.20 0.20 0.10
AQR Risk Parity II MV Fund ......................................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund .................................................... 0.15 0.15 0.05
AQR Style Premia Alternative LV Fund ................................................. 0.20 0.20 0.10
AQR Volatility Risk Premium Fund ..................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
For the year ended December 31, 2019 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:
The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable
Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
For the year ended December 31, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at December 31, 2019 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 1.40% 1.65% 1.30%
AQR Diversified Arbitrage Fund ....................................................... 1.20 1.45 1.10
AQR Equity Market Neutral Fund ..................................................... 1.30 1.55 1.20
AQR Global Macro Fund ............................................................ 1.45 1.70 1.35
AQR Long-Short Equity Fund ........................................................ 1.30 1.55 1.20
AQR Multi-Asset Fund ............................................................. 0.95 1.20 0.85
AQR Multi-Strategy Alternative Fund ................................................... 1.98 2.23 1.88
AQR Risk-Balanced Commodities Strategy Fund .......................................... 1.00 1.25 0.90
AQR Risk Parity II HV Fund ......................................................... 1.15 1.40 1.05
AQR Risk Parity II MV Fund ......................................................... 0.95 1.20 0.85
AQR Style Premia Alternative Fund .................................................... 1.50 1.75 1.40
AQR Style Premia Alternative LV Fund ................................................. 0.85 1.10 0.75
AQR Volatility Risk Premium Fund ..................................................... 0.75 1.00 0.65
FUND
INVESTMENT
ADVISORY
FEES WAIVED
EXPENSE
REIMBURSEMENTS TOTAL
AQR Alternative Risk Premia Fund ...................................... $ 35,163 $ 150,813 $ 185,976
AQR Diversified Arbitrage Fund ......................................... 100,261 287,024 387,285
AQR Equity Market Neutral Fund ....................................... – 103,475 103,475
AQR Global Macro Fund .............................................. 69,001 155,340 224,341
AQR Multi-Asset Fund ............................................... 75,712 177,920 253,632
AQR Multi-Strategy Alternative Fund ..................................... 68,904 179,882 248,786
AQR Risk-Balanced Commodities Strategy Fund ............................ 58,661 118,595 177,256
AQR Risk Parity II HV Fund ........................................... 71,680 148,109 219,789
AQR Risk Parity II MV Fund ........................................... 57,975 128,865 186,840
AQR Style Premia Alternative Fund ...................................... 242,683 643,522 886,205
AQR Style Premia Alternative LV Fund ................................... 44,274 150,254 194,528
AQR Volatility Risk Premium Fund ....................................... 20,791 210,896 231,687
FEES WAIVED/
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31 ,
DECEMBER 31, 2019 DECEMBER 31, 2019 20 20 20 21 20 22
AQR ALTERNATIVE RISK PREMIA FUND
Class I ........... $ 116,796 $ 236,620 $ 20,548 $ 99,276 $ 116,796
Class N ........... 5,753 16,412 6,655 4,004 5,753
Class R6 .......... 63,427 188,974 65,173 60,374 63,427
Totals $ 185,976 $ 442,006 $ 92,376 $ 163,654 $ 185,976
AQR DIVERSIFIED ARBITRAGE FUND
Class I ........... $ 325,100 $ 704,450 $ 213,571 $ 165,779 $ 325,100
Class N ........... 48,620 139,534 54,260 36,654 48,620
Class R6 .......... 13,565 23,322 3,781 5,976 13,565
Totals $ 387,285 $ 867,306 $ 271,612 $ 208,409 $ 387,285

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% and 0.35% of the average daily net assets for the AQR Diversified Arbitrage Fund and the AQR Multi-
Strategy Alternative Fund, respectively.
FEES WAIVED/
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31,
DECEMBER 31, 2019 DECEMBER 31, 2019 2020 2021 2022
AQR EQUITY MARKET NEUTRAL FUND
Class I ........... $ 82,820 $ 82,820 $ – $ – $ 82,820
Class N ........... 7,800 7,800 – – 7,800
Class R6 .......... 12,855 12,855 – – 12,855
Totals $ 103,475 $ 103,475 $ – $ – $ 103,475
AQR GLOBAL MACRO FUND
Class I ........... $ 124,538 $ 350,812 $ 144,297 $ 81,977 $ 124,538
Class N ........... 15,492 77,253 26,003 35,758 15,492
Class R6 .......... 84,311 242,008 76,279 81,418 84,311
Totals $ 224,341 $ 670,073 $ 246,579 $ 199,153 $ 224,341
AQR MULTI-ASSET FUND
Class I ........... $ 231,142 $ 323,828 $ 54,202 $ 38,484 $ 231,142
Class N ........... 16,312 20,536 2,300 1,924 16,312
Class R6 .......... 6,178 14,155 4,061 3,916 6,178
Totals $ 253,632 $ 358,519 $ 60,563 $ 44,324 $ 253,632
AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I ........... $ 155,261 $ 155,261 $ – $ – $ 155,261
Class N ........... 15,490 15,490 – – 15,490
Class R6 .......... 78,035 78,035 – – 78,035
Totals $ 248,786 $ 248,786 $ – $ – $ 248,786
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ........... $ 74,269 $ 152,699 $ 52,799 $ 25,631 $ 74,269
Class N ........... 10,360 19,190 4,376 4,454 10,360
Class R6 .......... 92,627 196,491 66,920 36,944 92,627
Totals $ 177,256 $ 368,380 $ 124,095 $ 67,029 $ 177,256
AQR RISK PARITY II HV FUND
Class I ........... $ 180,675 $ 476,343 $ 150,621 $ 145,047 $ 180,675
Class N ........... 32,508 93,674 25,119 36,047 32,508
Class R6 .......... 6,606 19,715 9,242 3,867 6,606
Totals $ 219,789 $ 589,732 $ 184,982 $ 184,961 $ 219,789
AQR RISK PARITY II MV FUND
Class I ........... $ 181,047 $ 499,972 $ 168,303 $ 150,622 $ 181,047
Class N ........... 4,533 19,031 9,047 5,451 4,533
Class R6 .......... 1,260 4,069 1,371 1,438 1,260
Totals $ 186,840 $ 523,072 $ 178,721 $ 157,511 $ 186,840
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ........... $ 463,180 $ 1,047,879 $ 356,732 $ 227,967 $ 463,180
Class N ........... 20,742 57,330 26,199 10,389 20,742
Class R6 .......... 402,283 753,932 205,149 146,500 402,283
Totals $ 886,205 $ 1,859,141 $ 588,080 $ 384,856 $ 886,205
AQR STYLE PREMIA ALTERNATIVE LV FUND
Class I ........... $ 154,058 $ 211,123 $ 49,831 $ 7,234 $ 154,058
Class N ........... 7,297 14,342 6,665 380 7,297
Class R6 .......... 33,173 50,400 16,768 459 33,173
Totals $ 194,528 $ 275,865 $ 73,264 $ 8,073 $ 194,528
AQR VOLATILITY RISK PREMIUM FUND
Class I ........... $ 28,794 $ 38,906 $ – $ 10,112 $ 28,794
Class N ........... 19,959 29,676 – 9,717 19,959
Class R6 .......... 182,934 270,513 – 87,579 182,934
Totals $ 231,687 $ 339,095 $ – $ 107,408 $ 231,687

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
With the exception of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long- Short Equity
Fund and AQR Volatility Risk Premium Fund, the Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a
Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk).
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Fund.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities present the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:
There were no open borrowings as of December 31, 2019 by any of the Funds in the Trust.
Line of Credit
Effective March 22, 2019 and terminating on March 20, 2020, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”)
with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The
Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.
FUND
AVERAGE
LOANS
NUMBER OF
DAYS
OUTSTANDING
INTEREST
RECEIVED
AQR Long-Short Equity Fund .......................................... $ 2,222,400 25 $ 3,595

Notes to Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
There were no open borrowings as of December 31, 2019 by any of the Funds in the Trust. The Funds did not have any borrowings for the year ended
December 31, 2019.
Principal Ownership
As of December 31, 2019, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
New Accounting Pronouncements and Regulations
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Premium Amortization on Purchased
Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates.
The Funds are required to apply ASU 2017-08 for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not have a material impact on the financial statements.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Alternative Risk Premia Fund .......................................... 4 85.81%
AQR Diversified Arbitrage Fund ............................................. 4 81.68%
AQR Equity Market Neutral Fund ........................................... 8 84.34%
AQR Global Macro Fund* ................................................. 6 87.15%
AQR Long-Short Equity Fund .............................................. 6 82.69%
AQR Multi-Asset Fund ................................................... 5 88.40%
AQR Multi-Strategy Alternative Fund ......................................... 4 80.26%
AQR Risk-Balanced Commodities Strategy Fund ................................ 5 95.99%
AQR Risk Parity II HV Fund ............................................... 5 89.40%
AQR Risk Parity II MV Fund ............................................... 2 83.94%
AQR Style Premia Alternative Fund .......................................... 3 76.69%
AQR Style Premia Alternative LV Fund ....................................... 3 95.32%
AQR Volatility Risk Premium Fund* .......................................... 3 94.88%
*
The percentage held by the Adviser and/or affiliates is 41.27% and 94.88% respectively.

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2019
To the Board of Trustees of AQR Funds and Shareholders of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market
Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-
Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund, AQR Style Premia
Alternative LV Fund, and AQR Volatility Risk Premium Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirteen of the funds constituting AQR Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations, statements of changes in net assets, and statements of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations, the changes in each of their net assets, each of their cash flows for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2019 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2020
We have served as the auditor of one or more investment companies in AQR Funds since 2008.
AQR Alternative Risk Premia Fund (1) AQR Risk-Balanced Commodities Strategy Fund (2)
AQR Diversified Arbitrage Fund (1) AQR Risk Parity II HV Fund (1)
AQR Equity Market Neutral Fund (1) AQR Risk Parity II MV Fund (2)
AQR Global Macro Fund (2) AQR Style Premia Alternative Fund (1)
AQR Long-Short Equity Fund (1) AQR Style Premia Alternative LV Fund (1)
AQR Multi-Asset Fund (1) AQR Volatility Risk Premium Fund (3)
AQR Multi-Strategy Alternative Fund (1)
(1) Statement of operations and statement of cash flows for the year ended December 31, 2019 and statements of changes in net assets for each of the two years ended December 31, 2019.
(2) Statement of operations for the year ended December 31, 2019 and statements of changes in net assets for each of the two years ended December 31, 2019.
(3) Statement of operations for the year ended December 31, 2019, and statements of changes in net assets for the year ended
December 31, 2019 and the period November 1, 2018 (commencement of operations) through December 31, 2018.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2019
For the fiscal year ended December 31, 2019, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended December 31, 2019, the following percentages of income dividends paid by the Funds qualify for the dividends receivable deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended December 31, 2019:
The Funds designate the following amounts, or the maximum allowable under Section 871(k) of the Internal Revenue Code, as short term capital gain dividends paid during the fiscal year ended December 31, 2019 to non-resident alien shareholders:
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 100.00%
AQR Diversified Arbitrage Fund ........................................................................... 11.37%
AQR Multi-Asset Fund ................................................................................. 26.97%
AQR Style Premia Alternative Fund ........................................................................ 22.31%
AQR Style Premia Alternative LV Fund ..................................................................... 100.00%
AQR Volatility Risk Premium Fund ......................................................................... 51.32%
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 100.00%
AQR Diversified Arbitrage Fund ........................................................................... 9.98%
AQR Multi-Asset Fund ................................................................................. 10.61%
AQR Volatility Risk Premium Fund ......................................................................... 23.89%
FUND TOTAL
AQR Equity Market Neutral Fund ......................................................................... $ 9,829,531
AQR Risk Parity II HV Fund ............................................................................. 1,589,181
AQR Risk Parity II MV Fund ............................................................................. 4,788,627
FUND TOTAL
AQR Risk Parity II HV Fund ............................................................................. $ 759,108
AQR Risk Parity II MV Fund ............................................................................. 3,014,686

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2018
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 12/31/2019” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/19
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/19
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $965.10 3.41% $16.89
Hypothetical Return $1,000.00 $1,008.02 3.41% $17.26
Class N
Actual Return $1,000.00 $964.40 3.68% $18.22
Hypothetical Return $1,000.00 $1,006.65 3.68% $18.61
Class R6
Actual Return $1,000.00 $966.50 3.37% $16.70
Hypothetical Return $1,000.00 $1,008.22 3.37% $17.06
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $1,027.70 2.05% $10.48
Hypothetical Return $1,000.00 $1,014.87 2.05% $10.41
Class N
Actual Return $1,000.00 $1,025.90 2.32% $11.85
Hypothetical Return $1,000.00 $1,013.51 2.32% $11.77
Class R6
Actual Return $1,000.00 $1,028.60 1.95% $9.97
Hypothetical Return $1,000.00 $1,015.38 1.95% $9.91
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $969.30 1.99% $9.88
Hypothetical Return $1,000.00 $1,015.17 1.99% $10.11
Class N
Actual Return $1,000.00 $968.00 1.54% $7.64
Hypothetical Return $1,000.00 $1,017.44 1.54% $7.83
Class R6
Actual Return $1,000.00 $970.30 1.84% $9.14
Hypothetical Return $1,000.00 $1,015.93 1.84% $9.35

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2018
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/19
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/19
AQR Global Macro Fund
Class I
Actual Return $1,000.00 $1,015.40 1.44% $7.32
Hypothetical Return $1,000.00 $1,017.95 1.44% $7.32
Class N
Actual Return $1,000.00 $1,014.50 1.70% $8.63
Hypothetical Return $1,000.00 $1,016.64 1.70% $8.64
Class R6
Actual Return $1,000.00 $1,015.40 1.35% $6.86
Hypothetical Return $1,000.00 $1,018.40 1.35% $6.87
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $1,025.90 2.13% $10.88
Hypothetical Return $1,000.00 $1,014.47 2.13% $10.82
Class N
Actual Return $1,000.00 $1,025.30 2.45% $12.51
Hypothetical Return $1,000.00 $1,012.85 2.45% $12.43
Class R6
Actual Return $1,000.00 $1,026.80 2.05% $10.47
Hypothetical Return $1,000.00 $1,014.87 2.05% $10.41
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $1,062.00 1.17% $6.08
Hypothetical Return $1,000.00 $1,019.31 1.17% $5.96
Class N
Actual Return $1,000.00 $1,060.50 1.45% $7.53
Hypothetical Return $1,000.00 $1,017.90 1.45% $7.38
Class R6
Actual Return $1,000.00 $1,062.20 1.02% $5.30
Hypothetical Return $1,000.00 $1,020.06 1.02% $5.19
AQR Multi-Strategy Alternative Fund
Class I
Actual Return $1,000.00 $957.80 3.04% $15.00
Hypothetical Return $1,000.00 $1,009.88 3.04% $15.40
Class N
Actual Return $1,000.00 $957.40 5.94% $29.31
Hypothetical Return $1,000.00 $995.26 5.94% $29.87
Class R6
Actual Return $1,000.00 $959.20 2.87% $14.17
Hypothetical Return $1,000.00 $1,010.74 2.87% $14.55
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $1,112.60 0.99% $5.27
Hypothetical Return $1,000.00 $1,020.21 0.99% $5.04
Class N
Actual Return $1,000.00 $1,111.00 1.25% $6.65
Hypothetical Return $1,000.00 $1,018.90 1.25% $6.36
Class R6
Actual Return $1,000.00 $1,113.10 0.90% $4.79
Hypothetical Return $1,000.00 $1,020.67 0.90% $4.58

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2018
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/19
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/19
AQR Risk Parity II HV Fund
Class I
Actual Return $1,000.00 $1,081.00 1.44% $7.55
Hypothetical Return $1,000.00 $1,017.95 1.44% $7.32
Class N
Actual Return $1,000.00 $1,078.30 1.72% $9.01
Hypothetical Return $1,000.00 $1,016.53 1.72% $8.74
Class R6
Actual Return $1,000.00 $1,080.50 1.38% $7.24
Hypothetical Return $1,000.00 $1,018.25 1.38% $7.02
AQR Risk Parity II MV Fund
Class I
Actual Return $1,000.00 $1,056.90 0.95% $4.93
Hypothetical Return $1,000.00 $1,020.42 0.95% $4.84
Class N
Actual Return $1,000.00 $1,055.20 1.20% $6.22
Hypothetical Return $1,000.00 $1,019.16 1.20% $6.11
Class R6
Actual Return $1,000.00 $1,056.80 0.85% $4.41
Hypothetical Return $1,000.00 $1,020.92 0.85% $4.33
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $969.60 2.57% $12.76
Hypothetical Return $1,000.00 $1,012.25 2.57% $13.04
Class N
Actual Return $1,000.00 $968.40 2.84% $14.09
Hypothetical Return $1,000.00 $1,010.89 2.84% $14.39
Class R6
Actual Return $1,000.00 $969.70 2.46% $12.21
Hypothetical Return $1,000.00 $1,012.80 2.46% $12.48
AQR Style Premia Alternative LV Fund
Class I
Actual Return $1,000.00 $982.70 1.37% $6.85
Hypothetical Return $1,000.00 $1,018.30 1.37% $6.97
Class N
Actual Return $1,000.00 $981.50 1.65% $8.24
Hypothetical Return $1,000.00 $1,016.89 1.65% $8.39
Class R6
Actual Return $1,000.00 $982.70 1.28% $6.40
Hypothetical Return $1,000.00 $1,018.75 1.28% $6.51
AQR Volatility Risk Premium Fund
Class I
Actual Return $1,000.00 $1,032.80 0.66% $3.38
Hypothetical Return $1,000.00 $1,021.88 0.66% $3.36
Class N
Actual Return $1,000.00 $1,032.50 0.85% $4.35
Hypothetical Return $1,000.00 $1,020.92 0.85% $4.33
Class R6
Actual Return $1,000.00 $1,032.90 0.65% $3.33
Hypothetical Return $1,000.00 $1,021.93 0.65% $3.31
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period unless stated otherwise).

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2019
December 31, 2019
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich
Plaza, Greenwich CT 06830. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC
(since 2008) (consulting)
45 Biogen Inc. (since
2008); Arch Capital
Group (since 2010);
Bioverativ Inc. (2017-
2018); BG Medicine
(2012-2015)
L. Joe Moravy, M.B.A., CPA, 1950 Trustee, since 2008 Independent Consultant (retired) (2014-
2016); Managing Director, Finance
Scholars Group (2010-2014)
(consulting)
45 Nuveen Exchange
Traded Commodities
Funds (2012-2016)
William L. Atwell, M.B.A., 1950 Trustee, since 2011 Consultant, Atwell Partners, LLC (retired)
(2012-2019) (consulting)
45 Webster Financial
Corporation (since
2014); Blucora, Inc.
(2017-2019)
Gregg D. Behrens, M.M., 1952 Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
45 None
Mark A. Zurack, M.B.A., CFA 1957 Trustee, since 2014 Professor, Columbia Business School
(since 2002)
45 Exchange Traded
Concepts Trust (since
2011); Source ETF
Trust (2014-2015)
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
45 None
William Cashel, M.B.A., 1973 Trustee, Chief Executive
Officer and President,
since 2020
Principal, AQR Capital Management, LLC
(since 2009)
45 None
Officers
H.J. Willcox, J.D., 1966 Chief Compliance
Officer, since 2013;
Anti-Money
Laundering Officer,
since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Heather Bonner, CPA, 1977 Chief Financial
Officer, since 2014;
Treasurer, since
2018
Managing Director, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and Co-Chief Operating
Officer, AQR Capital Management,
LLC (since 1998)
N/A N/A
Nicole DonVito, J.D., 1979 Chief Legal Officer,
since 2014; Vice
President,
since 2009
Managing Director, Senior Counsel &
Head of Registered Products, AQR
Capital Management, LLC (since
2007)
N/A N/A
John Hadermayer, J.D., 1977 Secretary, since
2018
Vice President, AQR Capital
Management, LLC (since 2013)
N/A N/A
Philip Balzafiore, J.D., LLM, CPA
1977
Assistant Treasurer,
since 2020
Managing Director, AQR Capital
Management, LLC (since 2015)
N/A N/A

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2019
December 31, 2019
_________
Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and
Mr. Cashel are interested persons of the Trust because of their positions with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Matthew Plastina, 1970 Assistant Treasurer,
since 2020
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Sub-Adviser
CNH Partners, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website
(https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Annual Report
December 31, 2019
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund

Table of Contents
Shareholder Letters (Unaudited)
AQR Managed Futures Strategy Fund
................................................................
2
AQR Managed Futures Strategy HV Fund
.............................................................
6
Consolidated Schedule of Investments
AQR Managed Futures Strategy Fund
................................................................
10
AQR Managed Futures Strategy HV Fund
.............................................................
26
Consolidated Financial Statements and Notes
..............................................................
40
Report of Independent Registered Public Accounting Firm
.....................................................
65
Fund Expense Examples (Unaudited)
....................................................................
66
Trustees and Officers (Unaudited)
......................................................................
67

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
2
AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Managed Futures Strategy Fund (“the Fund”) actively invests in futures, futures-related instruments, forward contracts and swaps, both long and short across the global equity, fixed income, commodity and currency markets. The Fund uses both short-term and long-term trend-following signals to attempt to profit from trends that occur. Trend following can be simply described as going long markets that are rising in price and short markets that are falling in price.
In addition to trend-following signals, we also incorporate signals that seek to identify over-extended trends and reduce risk when the chance of a reversal is perceived as higher than normal, since market reversals generally cause losses for trend-following strategies.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, it is the nature of the strategy to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The Fund concluded 2019 with a positive overall return and negative equity market correlation over the full year. The Fund’s Class I shares returned +1.93% versus a +2.28% return for its benchmark, the ICE Bank of America Merrill Lynch 3-Month Treasury Bill Index. By asset class, gross of fees, equities contributed
+0.38%, fixed income contributed +8.75%, currencies detracted -2.20%, and commodities detracted -3.82%.
In each of the first three quarters, the Fund generated gains as the global economy transitioned into a state of greater economic and geopolitical uncertainty. Global bond yields fell dramatically, and these sustained bullish trends in fixed income generated gains for the Fund through the full year. The Fund gave back some of its gains in the fourth quarter as risk sentiment reversed sharply due to market-positive developments across four key themes, which reduced near-term uncertainties. Trends in currencies were the most negatively impacted in that period and generated losses for the year. Earlier-year reversals in commodities also caused losses, while the range-bound dynamics in equities during the middle of the year caused overall performance to be modest in that asset class.
Global trade uncertainty was first among these themes, centered around the ongoing trade dispute between the U.S. and China. Despite a bumpy road during the year, which caused more range bound equity market performance in the second and third quarters, the two countries agreed to a “Phase 1” deal at the end of the fourth quarter, holding off on new tariffs and reducing some existing U.S. tariffs in exchange for increased
Chinese purchases of U.S. agricultural products. Shortly after, the U.S. House of Representatives also passed the USMCA updating the previous NAFTA between the U.S., Canada and Mexico, which further reduced global trade uncertainty. Fourth quarter trend-following gains in equities helped offset losses from the more challenging trend-following environment for the asset class earlier in the year.
Second, geopolitical risks stemming from a “No Deal” immediate Brexit significantly declined towards the end of the year, causing a dramatic reversal in the British pound and newer bullish trends. In October, Prime
Minister Johnson obtained parliamentary support for a new election to be held in December. The election delivered a large majority for Johnson’s Conservative Party, and Johnson’s recently negotiated Withdrawal
Agreement Bill was promptly passed into law. The British pound reversed earlier-year bearish trends and appreciated sharply in the runup to and immediate aftermath of the election. Also within the theme of geopolitical risk, concerns around the protest movement in Hong Kong subsided late in the year, causing its equity market to reverse mid-year bearish trends. While protests continued and remained disruptive to the city’s economy, a decisive win by pro-democracy candidates in local elections in late November delivered a strong show of support for protesters, potentially reducing the likelihood of a harsh crackdown by the
Chinese government.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Ari Levine
Principal
Yao Hua Ooi
Principal

3
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2019
Third, ongoing trade disputes and a heightened risk environment throughout the year fueled a deceleration in global investment and confidence, causing global growth in 2019 to be expected to sink to its lowest level since the Global Financial Crisis. While growth data in major economies generally remained weak and supported the overall bullish and profitable trend in fixed income throughout the year, data released late in the fourth quarter was less alarming and supported the reversal in risk sentiment. In the U.S., initial jobless claims remained near cycle lows, nonfarm payroll data showed surprisingly strong employment growth in both October and November, and a broad improvement in housing-related data balanced out some negative news in manufacturing. Eurozone third quarter GDP data published at the end of October exceeded consensus forecasts, indicating that European growth remained comfortably positive despite weakness in the industrial sector. Notably, Chinese growth data showed improvement late in the fourth quarter as well. PMIs published in November and December showed a notable pickup in manufacturing growth. In December, key activity indicators such as industrial production and retail sales also showed signs of recovery, fueling hopes that the Chinese economy might improve in 2020 after growth hit a multi-year low in 2019.
Fourth, major central banks responded to the year’s global growth slowdown with a wave of easing measures in 2019, but policy stabilized somewhat in the fourth quarter. The Federal Reserve delivered its third 0.25% rate cut in a row in October but signaled that further near-term easing was unlikely as policymakers “believe that monetary policy is in a good place.” However, this hawkish message was tempered by a clear indication that there was a high hurdle to hiking rates any time soon as Chair Powell stated that
“we would need to see a really significant move up in inflation that’s persistent before we would consider raising rates to address inflation concerns.” Also, after cutting rates by 0.1% and announcing a restart of its asset purchase program in September, the ECB held off on any new easing announcements in the fourth quarter.
As a result of the directional shifts in fixed income markets due to the recent growth and monetary policy dynamics, the Fund notably became positioned close to neutral towards the end of the year after being long for most of 2019.
Equities
Trend following in equities had a modest positive impact on performance as equities rallied overall but staged multiple reversals throughout the year. Equities detracted from performance early in the year as they reversed bearish trends from late 2018 and rallied on more dovish central bank posturing. A continued rally through April led to gains, however those trends reversed in May and again in
August on heightened trade tensions between the U.S. and China, leading to losses from net long exposures and causing positioning to turn neutral by end of August in response. Equities again resumed bullish trends late in the period on trade concessions and improving sentiment, causing positioning to turn long once again. Overall, short-term signals benefitted as their views turned in line with intermittent short-term trends while long-term signals suffered due to notable reversals over the year.
Fixed Income
Trend following in fixed income drove the Fund’s positive performance for the year. Global yields fell meaningfully as central banks pivoted towards more dovish policies, with the Fed’s pivot being particularly pronounced as it responded to concerns related to slowing global growth, low inflation, trade uncertainty and geopolitical factors. Signal agreement led to gains across short-term and long-term signals. Over-extended signals had positive performance impact, mainly due to allowing the Fund to take more risk, but also benefiting from late-year fixed income reversals.
Currencies
Trend following in currencies detracted from performance throughout the year. Changes in risk sentiment, trade uncertainty and reversals in crude oil and related commodities contributed to reversals in several currencies over the period. Trade-sensitive currencies such as the New Zealand dollar detracted as they reversed on changing outlooks for U.S.-China trade negotiations and interest rates. Additionally, fluctuating energy prices contributed to reversals and losses in the Canadian dollar. In contrast, sustained longer-term bearish trends in the euro and South Korean won contributed strongly to performance as weakness in economic data from those regions, trade tensions and slowing global growth concerns weighed on the currencies. Overall, these dynamics drove losses for short-term signals, while long-term signals were more neutral as losses from reversals were offset by sustained bearish trends in the euro and won. Over-extended signals detracted as they viewed the U.S. dollar as expensive, but it broadly appreciated year-to-date.
Commodities
Trend following in commodities detracted from performance throughout the year, driven primarily by reversals in energies, and to a lesser extent, agricultural commodities. Crude oil and related commodities reversed their Q4 2018 selloff and rallied early in the year, causing losses. As positioning turned long, crude oil reversed and sold off in May, causing additional losses. With positioning turning short toward the end of Q2 2019, selloffs in August helped offset some earlier period losses, but suffered again in mid-September on rising energy prices in part due to the attack on Saudi oil production facilities. Natural gas and metals also detracted from performance as the assets changed direction multiple times throughout the period. Losses were shared among short-term and long-term signals.

4
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2019
The strategy’s average annualized volatility target is 10%, which we allow to vary based on the conditional attractiveness of trends in the markets we trade. The Fund entered the year targeting 9.3% volatility and ended the year with a volatility target of 8.3% as late-
year reversals led to muted views in asset classes outside of equities.
In 2019, the Fund underperformed the industry as gauged by the SG Trend Index, with performance differences within expected tracking error. Underperformance was concentrated in the first three quarters of the year as fixed income markets exhibited low volatility and the Fund’s risk management process limited net long fixed income exposures. Additionally, exposure to non-trend strategies such as carry may also have contributed to relative outperformance for peers who include exposure to those strategies.
The Fund outperformed in the fourth quarter however, particularly as over-extended signals (a differentiating feature of our strategy)
viewed fixed income as expensive and benefited as those markets sold off.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December
31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.18%, 1.47% and 1.13%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR MANAGED FUTURES STRATEGY FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: AQMIX 1.93%* -2.75% -2.99% 0.47% 1/5/2010
Fund - Class N: AQMNX 1.56% -3.02% -3.26% 0.19% 1/5/2010
Fund - Class R6: AQMRX 2.03% -2.68% -2.92% -0.49% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 2.28% 1.67% 1.07% 0.58% 1/5/2010
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2019 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

5
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2019
AQR MANAGED FUTURES STRATEGY FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY BILL
INDEX VALUE OF $10,000 INVESTED ON 1/5/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
6
AQR Funds | Annual Report | December 2019
Dear Shareholder:
The AQR Managed Futures Strategy HV Fund (“the Fund”) actively invests in futures, futures-related instruments, forward contracts and swaps, both long and short across the global equity, fixed income, commodity and currency markets. The Fund uses both short-term and long-term trend-following signals to attempt to profit from trends that occur. Trend following can be simply described as going long markets that are rising in price and short markets that are falling in price.
In addition to trend-following signals, we also incorporate signals that seek to identify over-extended trends and reduce risk when the chance of a reversal is perceived as higher than normal, since market reversals generally cause losses for trend-following strategies.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, it is the nature of the strategy to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The Fund concluded 2019 with a positive overall return and negative equity market correlation over the full year. The Fund’s Class I shares returned +1.81% versus a +2.28% return for its benchmark, the ICE Bank of America Merrill Lynch 3-Month Treasury Bill Index. By asset class, gross of fees, equities contributed
+0.37%, fixed income contributed +12.56%, currencies detracted -3.82%, and commodities detracted
-5.59%.
In each of the first three quarters, the Fund generated gains as the global economy transitioned into a state of greater economic and geopolitical uncertainty. Global bond yields fell dramatically, and these sustained bullish trends in fixed income generated gains for the Fund through the full year. The Fund gave back some of its gains in the fourth quarter as risk sentiment reversed sharply due to market-positive developments across four key themes, which reduced near-term uncertainties. Trends in currencies were the most negatively impacted in that period and generated losses for the year. Earlier-year reversals in commodities also caused losses, while the range-bound dynamics in equities during the middle of the year caused overall performance to be modest in that asset class.
Global trade uncertainty was first among these themes, centered around the ongoing trade dispute between the U.S. and China. Despite a bumpy road during the year, which caused more range bound equity market performance in the second and third quarters, the two countries agreed to a “Phase 1” deal at the end of the fourth quarter, holding off on new tariffs and reducing some existing U.S. tariffs in exchange for increased
Chinese purchases of U.S. agricultural products. Shortly after, the U.S. House of Representatives also passed the USMCA updating the previous NAFTA between the U.S., Canada and Mexico, which further reduced global trade uncertainty. Fourth quarter trend-following gains in equities helped offset losses from the more challenging trend-following environment for the asset class earlier in the year.
Second, geopolitical risks stemming from a “No Deal” immediate Brexit significantly declined towards the end of the year, causing a dramatic reversal in the British pound and newer bullish trends. In October, Prime
Minister Johnson obtained parliamentary support for a new election to be held in December. The election delivered a large majority for Johnson’s Conservative Party, and Johnson’s recently negotiated Withdrawal
Agreement Bill was promptly passed into law. The British pound reversed earlier-year bearish trends and appreciated sharply in the runup to and immediate aftermath of the election. Also within the theme of geopolitical risk, concerns around the protest movement in Hong Kong subsided late in the year, causing its equity market to reverse mid-year bearish trends. While protests continued and remained disruptive to the city’s economy, a decisive win by pro-democracy candidates in local elections in late November delivered a strong show of support for protesters, potentially reducing the likelihood of a harsh crackdown by the
Chinese government.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Ari Levine
Principal
Yao Hua Ooi
Principal

7
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2019
Third, ongoing trade disputes and a heightened risk environment throughout the year fueled a deceleration in global investment and confidence, causing global growth in 2019 to be expected to sink to its lowest level since the Global Financial Crisis. While growth data in major economies generally remained weak and supported the overall bullish and profitable trend in fixed income throughout the year, data released late in the fourth quarter was less alarming and supported the reversal in risk sentiment. In the U.S., initial jobless claims remained near cycle lows, nonfarm payroll data showed surprisingly strong employment growth in both October and November, and a broad improvement in housing-related data balanced out some negative news in manufacturing. Eurozone third quarter GDP data published at the end of October exceeded consensus forecasts, indicating that European growth remained comfortably positive despite weakness in the industrial sector. Notably, Chinese growth data showed improvement late in the fourth quarter as well. PMIs published in November and December showed a notable pickup in manufacturing growth. In December, key activity indicators such as industrial production and retail sales also showed signs of recovery, fueling hopes that the Chinese economy might improve in 2020 after growth hit a multi-year low in 2019.
Fourth, major central banks responded to the year’s global growth slowdown with a wave of easing measures in 2019, but policy stabilized somewhat in the fourth quarter. The Federal Reserve delivered its third 0.25% rate cut in a row in October but signaled that further near-term easing was unlikely as policymakers “believe that monetary policy is in a good place.” However, this hawkish message was tempered by a clear indication that there was a high hurdle to hiking rates any time soon as Chair Powell stated that
“we would need to see a really significant move up in inflation that’s persistent before we would consider raising rates to address inflation concerns.” Also, after cutting rates by 0.1% and announcing a restart of its asset purchase program in September, the ECB held off on any new easing announcements in the fourth quarter.
As a result of the directional shifts in fixed income markets due to the recent growth and monetary policy dynamics, the Fund notably became positioned close to neutral towards the end of the year after being long for most of 2019.
Equities
Trend following in equities had a modest positive impact on performance as equities rallied overall but staged multiple reversals throughout the year. Equities detracted from performance early in the year as they reversed bearish trends from late 2018 and rallied on more dovish central bank posturing. A continued rally through April led to gains, however those trends reversed in May and again in
August on heightened trade tensions between the U.S. and China, leading to losses from net long exposures and causing positioning to turn neutral by end of August in response. Equities again resumed bullish trends late in the period on trade concessions and improving sentiment, causing positioning to turn long once again. Overall, short-term signals benefitted as their views turned in line with intermittent short-term trends while long-term signals suffered due to notable reversals over the year.
Fixed Income
Trend following in fixed income drove the Fund’s positive performance for the year. Global yields fell meaningfully as central banks pivoted towards more dovish policies, with the Fed’s pivot being particularly pronounced as it responded to concerns related to slowing global growth, low inflation, trade uncertainty and geopolitical factors. Signal agreement led to gains across short-term and long-term signals. Over-extended signals had positive performance impact, mainly due to allowing the Fund to take more risk, but also benefiting from late-year fixed income reversals.
Currencies
Trend following in currencies detracted from performance throughout the year. Changes in risk sentiment, trade uncertainty and reversals in crude oil and related commodities contributed to reversals in several currencies over the period. Trade-sensitive currencies such as the New Zealand dollar detracted as they reversed on changing outlooks for U.S.-China trade negotiations and interest rates. Additionally, fluctuating energy prices contributed to reversals and losses in the Canadian dollar. In contrast, sustained longer-term bearish trends in the euro and South Korean won contributed strongly to performance as weakness in economic data from those regions, trade tensions and slowing global growth concerns weighed on the currencies. Overall, these dynamics drove losses for short-term signals, while long-term signals were more neutral as losses from reversals were offset by sustained bearish trends in the euro and won. Over-extended signals detracted as they viewed the U.S. dollar as expensive, but it broadly appreciated year-to-date.
Commodities
Trend following in commodities detracted from performance throughout the year, driven primarily by reversals in energies, and to a lesser extent, agricultural commodities. Crude oil and related commodities reversed their Q4 2018 selloff and rallied early in the year, causing losses. As positioning turned long, crude oil reversed and sold off in May, causing additional losses. With positioning turning short toward the end of Q2 2019, selloffs in August helped offset some earlier period losses, but suffered again in mid-September on rising energy prices in part due to the attack on Saudi oil production facilities. Natural gas and metals also detracted from performance as the assets changed direction multiple times throughout the period. Losses were shared among short-term and long-term signals
The strategy’s average annualized volatility target is 15%, which we allow to vary based on the conditional attractiveness of trends in the markets we trade. The Fund entered the year targeting 14.2% volatility and ended the year with a volatility target of 12.6% as late-year reversals led to muted views in asset classes outside of equities.

8
Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2019
In 2019, the Fund underperformed the industry as gauged by the SG Trend Index, after accounting for volatility differences, with performance differences within expected tracking error. Underperformance was concentrated in the first three quarters of the year as fixed income markets exhibited low volatility and the Fund’s risk management process limited net long fixed income exposures.
Additionally, exposure to non-trend strategies such as carry may also have contributed to relative outperformance for peers who include exposure to those strategies. The Fund outperformed in the fourth quarter after accounting for volatility differences, however, particularly as over-extended signals (a differentiating feature of our strategy) viewed fixed income as expensive and benefited as those markets sold off.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December
31, 2019, the Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.67%, 1.93% and 1.58%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MANAGED FUTURES STRATEGY HV FUND VS. ICE BofA MERRILL LYNCH US 3-MONTH TREASURY
BILL INDEX VALUE OF $10,000 INVESTED ON 7/16/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2019
AQR MANAGED FUTURES STRATEGY HV FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMHIX 1.81% -5.05% -5.27% -0.86% 7/16/2013
Fund - Class N: QMHNX 1.55% -5.29% -5.53% -1.12% 7/16/2013
Fund - Class R6: QMHRX 1.93% -4.93% -5.19% -1.58% 9/2/2014
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index 2.28% 1.67% 1.07% 0.84% 7/16/2013

9
Shareholder Letter (Unaudited)
AQR Funds | Annual Report | December 2019
DEFINITIONS:
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index: is designed to measure the performance of high-quality short-term cash-
equivalent investments. Indexes are unmanaged and one cannot invest directly in an index.
MSCI World Index: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
SG Trend Index : is designed to track the 10 largest (by AUM) trend following Commodity Trading Advisors (“CTAs”) and be representative of the trend followers in the managed futures space.

10
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
(a) Represents 7-day effective yield as of December 31, 2019.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended December 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap and futures contracts.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 105.2%
INVESTMENT COMPANIES - 16.7%
Goldman Sachs Financial
Square Funds - Treasury
Instruments Fund, 1.43%(1)(a)(b) 106,073,140 $ 106,073,140
Limited Purpose Cash
Investment Fund, 1.61%(1)(a)(c) 615,883,359 615,883,359
UBS Select Treasury Preferred
Fund, Class I, 1.51%(1)(a) 12,647,914 12,647,914
TOTAL INVESTMENT COMPANIES
(Cost $734,557,722) 734,604,413
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 88.5%
U.S. Treasury Bills
2.06%, 1/2/2020(d) $ 315,060,000 315,060,000
2.10%, 1/9/2020(d) 74,855,000 74,834,532
2.03%, 1/16/2020(d) 30,653,000 30,636,341
2.03%, 1/23/2020(d) 52,454,000 52,409,021
2.06%, 1/30/2020(d) 150,403,000 150,232,774
1.97%, 2/6/2020(d)(e) 148,276,000 148,061,206
1.91%, 2/13/2020(d) 32,910,000 32,852,887
1.86%, 2/20/2020(d) 146,276,000 145,974,367
1.86%, 2/27/2020(d)(e) 369,516,000 368,648,048
1.84%, 3/5/2020(d)(e) 412,669,000 411,583,936
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 88.5% (continued)
1.84%, 3/12/2020(d) $ 295,110,000 $ 294,247,827
1.89%, 3/19/2020(d) 175,519,000 174,962,759
1.88%, 3/26/2020(d) 239,104,000 238,262,813
1.81%, 4/2/2020(d) 384,546,000 383,063,629
1.70%, 4/9/2020(d)(e) 64,808,000 64,538,913
1.61%, 4/23/2020(d) 197,809,000 196,865,736
1.62%, 4/30/2020(d)(f) 113,585,000 113,011,858
1.55%, 5/7/2020(d) 19,478,000 19,374,121
1.56%, 5/14/2020(d)(g) 9,051,000 8,999,915
1.55%, 5/21/2020(d)(f) 42,084,000 41,834,214
1.59%, 5/28/2020(d)(f) 78,402,000 77,910,503
1.58%, 6/4/2020(d)(f) 28,571,000 28,383,208
1.53%, 6/11/2020(d)(f) 170,346,000 169,175,646
1.56%, 6/18/2020(d)(f) 42,321,000 42,016,820
1.58%, 6/25/2020(d)(f) 11,093,000 11,010,172
1.57%, 7/2/2020(d) 303,180,000 300,800,416
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,892,984,323) 3,894,751,662
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,627,542,045) 4,629,356,075
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.2%
(Cost $4,627,542,045) 4,629,356,075
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.2)%(h) (226,930,821)
NET ASSETS - 100.0% $4,402,425,254
AFFILIATE
SHARES
HELD AT
12/31/18
SHARES
PURCHASED
SHARES
SOLD
SHARES
HELD AT
12/31/19
VALUE AT
12/31/19
DIVIDEND
INCOME
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
SHORT-TERM INVESTMENTS - 14.0%
INVESTMENT COMPANIES - 14.0%
Limited Purpose Cash
Investment Fund,
1.61%(1)(a)
(Cost $615,836,668) 548,985,680 10,257,815,050 (10,190,917,371) 615,883,359 $615,883,359 $12,990,537 $45,413 $(18,848)
(a) Represents 7-day effective yield as of December 31, 2019.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

11
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Coffee ‘C’ March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/12/2020 USD 23,054,175 $ 2,595,293
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 6,262,163 51,933
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 77,220,413 1,072,147
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/07/2020 USD 5,178,750 230,200
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/07/2020 USD 7,319,300 200,933
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 01/30/2020 HKD 161,438,400 229,529
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2020 HKD 233,188,800 348,217
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/12/2020 BRL 208,133,840 1,048,388
KC HRW Wheat
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/21/2020 USD 48,600 4,707
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/12/2020 KRW 7,527,600,000 429,606
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 03/12/2020 KRW 77,342,400,000 4,338,261
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/12/2020 KRW 248,041,800,000 12,329,874
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/07/2020 USD 27,653,130 193,929
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 27,040,650 131,386
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/21/2020 USD 6,551,050 38,700
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/21/2020 USD 208,620 3,660

12
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/21/2020 USD 8,824,626 $ 740,123
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/20/2020 CHF 48,716,860 217,851
24,204,737
Coffee ‘C’ March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/12/2020 USD (23,054,175) (3,651,945)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (77,220,413) (799,869)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (6,262,163) (59,161)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/07/2020 USD (9,114,600) (458,453)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/07/2020 USD (5,178,750) (266,250)
KC HRW Wheat
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MACQ 02/21/2020 USD (48,600) (5,379)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (70,563,675) (3,370,252)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (62,768,200) (640,693)
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination SOCG 02/21/2020 USD 25,686,210 (50,937)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MACQ 02/21/2020 USD (855,342) (79,224)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination CITI 01/15/2020 TWD 426,986,400 (20,908)
(9,403,071)
$ 14,801,666

13
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 91 1/2020 EUR $ 12,343,485 $ (48,374)
Brent Crude Oil 3,567 1/2020 USD 235,422,000 5,476,855
CAC 40 10 Euro Index 702 1/2020 EUR 47,009,774 2,751
Hang Seng Index 465 1/2020 HKD 84,349,614 445,169
HSCEI 626 1/2020 HKD 45,032,186 236,638
IBEX 35 Index 374 1/2020 EUR 39,972,724 (299,811)
LME Aluminum Base Metal 17 1/2020 USD 760,147 27,503
LME Aluminum Base Metal 19 1/2020 USD 852,725 23,609
LME Aluminum Base Metal 20 1/2020 USD 892,625 21,582
LME Aluminum Base Metal 23 1/2020 USD 1,025,754 33,599
LME Aluminum Base Metal 36 1/2020 USD 1,612,386 43,148
LME Aluminum Base Metal 36 1/2020 USD 1,606,122 35,650
LME Aluminum Base Metal 38 1/2020 USD 1,699,788 67,726
LME Aluminum Base Metal 41 1/2020 USD 1,825,781 67,524
LME Aluminum Base Metal 44 1/2020 USD 1,974,225 68,895
LME Aluminum Base Metal 53 1/2020 USD 2,366,344 60,250
LME Aluminum Base Metal 57 1/2020 USD 2,564,288 118,359
LME Aluminum Base Metal 63 1/2020 USD 2,818,069 116,789
LME Aluminum Base Metal 71 1/2020 USD 3,180,800 122,266
LME Aluminum Base Metal 74 1/2020 USD 3,322,841 80,674
LME Aluminum Base Metal 79 1/2020 USD 3,546,448 82,125
LME Aluminum Base Metal 91 1/2020 USD 4,071,590 139,322
LME Aluminum Base Metal 103 1/2020 USD 4,615,585 186,281
LME Aluminum Base Metal 200 1/2020 USD 8,964,600 338,163
LME Copper Base Metal 3 1/2020 USD 461,466 35,105
LME Copper Base Metal 4 1/2020 USD 615,375 45,232
LME Copper Base Metal 5 1/2020 USD 769,406 56,704
LME Copper Base Metal 6 1/2020 USD 923,610 50,442
LME Copper Base Metal 6 1/2020 USD 923,685 57,475
LME Copper Base Metal 7 1/2020 USD 1,076,075 87,082
LME Copper Base Metal 9 1/2020 USD 1,385,318 73,542
LME Copper Base Metal 10 1/2020 USD 1,539,458 85,933
LME Copper Base Metal 10 1/2020 USD 1,539,625 93,714
LME Copper Base Metal 13 1/2020 USD 2,000,538 126,104
LME Copper Base Metal 13 1/2020 USD 2,002,413 101,006
LME Copper Base Metal 13 1/2020 USD 2,001,435 86,847
LME Copper Base Metal 15 1/2020 USD 2,310,315 91,634
LME Copper Base Metal 16 1/2020 USD 2,464,164 97,912
LME Copper Base Metal 20 1/2020 USD 3,079,990 124,298
LME Copper Base Metal 31 1/2020 USD 4,801,900 415,941
LME Copper Base Metal 57 1/2020 USD 8,771,231 569,301
LME Nickel Base Metal 3 1/2020 USD 251,244 (63,063)
LME Nickel Base Metal 3 1/2020 USD 251,398 (58,391)
LME Nickel Base Metal 3 1/2020 USD 251,270 (65,961)
LME Nickel Base Metal 3 1/2020 USD 251,424 (53,325)
LME Nickel Base Metal 4 1/2020 USD 335,257 (66,484)
LME Nickel Base Metal 4 1/2020 USD 335,385 (52,479)
LME Nickel Base Metal 4 1/2020 USD 335,615 (68,837)
LME Nickel Base Metal 4 1/2020 USD 334,954 (90,506)
LME Nickel Base Metal 4 1/2020 USD 335,436 (60,240)
LME Nickel Base Metal 6 1/2020 USD 503,116 (76,294)
LME Nickel Base Metal 7 1/2020 USD 597,954 (130,446)
LME Nickel Base Metal 9 1/2020 USD 753,886 (198,790)

14
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 10 1/2020 USD $ 838,208 $ (139,248)
LME Nickel Base Metal 11 1/2020 USD 920,700 (247,583)
LME Nickel Base Metal 11 1/2020 USD 922,870 (180,381)
LME Nickel Base Metal 13 1/2020 USD 1,090,581 (216,369)
LME Nickel Base Metal 17 1/2020 USD 1,426,470 (279,289)
LME Nickel Base Metal 21 1/2020 USD 1,761,173 (360,658)
LME Zinc Base Metal 3 1/2020 USD 171,070 (263)
LME Zinc Base Metal 4 1/2020 USD 228,121 (1,425)
LME Zinc Base Metal 9 1/2020 USD 513,144 (6,372)
LME Zinc Base Metal 15 1/2020 USD 855,094 (52,487)
LME Zinc Base Metal 19 1/2020 USD 1,082,763 (93,234)
LME Zinc Base Metal 19 1/2020 USD 1,082,763 (6,094)
LME Zinc Base Metal 21 1/2020 USD 1,196,738 (100,226)
LME Zinc Base Metal 21 1/2020 USD 1,196,738 (127,592)
LME Zinc Base Metal 21 1/2020 USD 1,196,738 (103,650)
LME Zinc Base Metal 26 1/2020 USD 1,481,675 (171,544)
LME Zinc Base Metal 28 1/2020 USD 1,596,700 (105,946)
LME Zinc Base Metal 31 1/2020 USD 1,767,907 (104,010)
LME Zinc Base Metal 31 1/2020 USD 1,791,994 (17,614)
LME Zinc Base Metal 31 1/2020 USD 1,768,163 (90,722)
LME Zinc Base Metal 38 1/2020 USD 2,165,525 (161,193)
LME Zinc Base Metal 42 1/2020 USD 2,393,475 (225,895)
LME Zinc Base Metal 45 1/2020 USD 2,564,438 (291,517)
LME Zinc Base Metal 45 1/2020 USD 2,564,438 (249,839)
MSCI Singapore Index 698 1/2020 SGD 19,280,048 (34,623)
MSCI Taiwan Index 170 1/2020 USD 7,813,200 (64,218)
NY Harbor ULSD 142 1/2020 USD 12,063,979 427,656
OMXS30 Index 1,130 1/2020 SEK 21,332,990 (244,893)
RBOB Gasoline 602 1/2020 USD 42,742,602 1,114,975
SGX FTSE China A50 Index 727 1/2020 USD 10,476,070 183,468
SGX NIFTY 50 Index 2,434 1/2020 USD 59,608,660 (341,963)
WTI Crude Oil 2,117 1/2020 USD 129,264,020 1,530,579
100 oz Gold 2,402 2/2020 USD 365,848,620 10,970,508
Live Cattle 285 2/2020 USD 14,355,450 82,295
LME Aluminum Base Metal 6 2/2020 USD 270,410 8,792
LME Aluminum Base Metal 6 2/2020 USD 270,150 9,159
LME Aluminum Base Metal 6 2/2020 USD 270,357 9,639
LME Aluminum Base Metal 9 2/2020 USD 405,176 13,011
LME Aluminum Base Metal 12 2/2020 USD 540,300 18,265
LME Aluminum Base Metal 13 2/2020 USD 585,325 20,112
LME Aluminum Base Metal 17 2/2020 USD 766,309 17,286
LME Aluminum Base Metal 21 2/2020 USD 946,796 22,227
LME Aluminum Base Metal 35 2/2020 USD 1,574,921 41,220
LME Aluminum Base Metal 44 2/2020 USD 1,979,659 35,604
LME Aluminum Base Metal 104 2/2020 USD 4,675,216 (25,202)
LME Aluminum Base Metal 108 2/2020 USD 4,858,569 73,196
LME Aluminum Base Metal 111 2/2020 USD 4,988,673 7,189
LME Aluminum Base Metal 116 2/2020 USD 5,214,026 (46,001)
LME Aluminum Base Metal 171 2/2020 USD 7,688,075 (69,637)
LME Copper Base Metal 1 2/2020 USD 154,224 5,676
LME Copper Base Metal 2 2/2020 USD 308,413 12,907
LME Copper Base Metal 3 2/2020 USD 462,675 24,716
LME Copper Base Metal 3 2/2020 USD 462,638 23,354
LME Copper Base Metal 3 2/2020 USD 462,699 20,153
LME Copper Base Metal 3 2/2020 USD 462,514 25,272
LME Copper Base Metal 5 2/2020 USD 770,813 35,167

15
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 2/2020 USD $ 770,856 $ 40,961
LME Copper Base Metal 7 2/2020 USD 1,079,274 57,400
LME Copper Base Metal 10 2/2020 USD 1,540,853 57,708
LME Copper Base Metal 12 2/2020 USD 1,849,152 70,144
LME Copper Base Metal 12 2/2020 USD 1,848,894 85,898
LME Copper Base Metal 13 2/2020 USD 2,004,087 97,647
LME Copper Base Metal 19 2/2020 USD 2,928,028 100,180
LME Nickel Base Metal 2 2/2020 USD 167,858 (30,178)
LME Nickel Base Metal 2 2/2020 USD 167,877 (28,184)
LME Nickel Base Metal 4 2/2020 USD 335,735 (54,181)
LME Nickel Base Metal 7 2/2020 USD 588,272 (17,598)
LME Nickel Base Metal 8 2/2020 USD 671,772 (71,287)
LME Nickel Base Metal 8 2/2020 USD 672,267 (19,676)
LME Nickel Base Metal 8 2/2020 USD 671,545 (107,602)
LME Nickel Base Metal 9 2/2020 USD 755,701 (76,735)
LME Nickel Base Metal 9 2/2020 USD 756,000 (28,372)
LME Nickel Base Metal 9 2/2020 USD 756,250 (28,234)
LME Nickel Base Metal 10 2/2020 USD 840,000 (23,130)
LME Nickel Base Metal 10 2/2020 USD 839,953 (49,097)
LME Nickel Base Metal 11 2/2020 USD 924,489 3,160
LME Nickel Base Metal 21 2/2020 USD 1,764,117 (43,229)
LME Nickel Base Metal 21 2/2020 USD 1,763,502 (153,470)
LME Zinc Base Metal 5 2/2020 USD 284,938 (25,390)
LME Zinc Base Metal 5 2/2020 USD 284,938 (32,074)
LME Zinc Base Metal 6 2/2020 USD 341,925 (23,493)
LME Zinc Base Metal 8 2/2020 USD 455,666 (17,358)
LME Zinc Base Metal 9 2/2020 USD 512,494 (14,595)
LME Zinc Base Metal 9 2/2020 USD 512,269 (15,417)
LME Zinc Base Metal 9 2/2020 USD 512,199 (3,861)
LME Zinc Base Metal 12 2/2020 USD 683,850 (77,097)
LME Zinc Base Metal 12 2/2020 USD 683,676 (35,684)
LME Zinc Base Metal 13 2/2020 USD 739,882 (9,606)
LME Zinc Base Metal 15 2/2020 USD 853,688 2,393
LME Zinc Base Metal 17 2/2020 USD 968,788 (88,238)
LME Zinc Base Metal 21 2/2020 USD 1,195,100 (2,100)
LME Zinc Base Metal 21 2/2020 USD 1,196,738 (110,799)
LME Zinc Base Metal 34 2/2020 USD 1,935,187 (18,401)
Low Sulphur Gasoil 870 2/2020 USD 53,396,250 1,347,244
Sugar No. 11 2,124 2/2020 USD 31,924,570 393,288
Australia 3 Year Bond 2,496 3/2020 AUD 201,454,255 (1,190,508)
Cocoa 276 3/2020 USD 7,010,400 (55,213)
Cocoa 384 3/2020 GBP 9,252,278 (154,663)
Coffee 'C' 474 3/2020 USD 23,054,175 345,914
Copper 104 3/2020 USD 7,272,200 51,693
Corn 189 3/2020 USD 3,664,238 (8,077)
DAX Index 169 3/2020 EUR 62,777,581 (249,915)
DJIA CBOT E-Mini Index 431 3/2020 USD 61,434,740 526,166
EURO STOXX 50 Index 1,732 3/2020 EUR 72,446,430 (184,771)
FTSE 100 Index 2,661 3/2020 GBP 264,321,794 1,460,849
FTSE/JSE Top 40 Index 1,058 3/2020 ZAR 38,796,858 (367,001)
FTSE/MIB Index 288 3/2020 EUR 37,812,956 (228,566)
KC HRW Wheat 232 3/2020 USD 5,637,600 531,909
KOSPI 200 Index 134 3/2020 KRW 8,551,342 321,608
LME Aluminum Base Metal 4 3/2020 USD 180,792 4,380
LME Aluminum Base Metal 7 3/2020 USD 315,781 6,231
LME Aluminum Base Metal 9 3/2020 USD 406,548 8,721

16
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 10 3/2020 USD $ 452,328 $ 10,453
LME Aluminum Base Metal 14 3/2020 USD 632,531 17,889
LME Aluminum Base Metal 18 3/2020 USD 813,411 24,283
LME Aluminum Base Metal 23 3/2020 USD 1,037,961 20,661
LME Aluminum Base Metal 24 3/2020 USD 1,084,962 20,062
LME Aluminum Base Metal 29 3/2020 USD 1,308,988 36,889
LME Aluminum Base Metal 31 3/2020 USD 1,399,534 50,167
LME Aluminum Base Metal 33 3/2020 USD 1,488,968 12,896
LME Aluminum Base Metal 38 3/2020 USD 1,719,168 39,402
LME Aluminum Base Metal 42 3/2020 USD 1,900,416 (12,681)
LME Aluminum Base Metal 45 3/2020 USD 2,036,250 (12,508)
LME Aluminum Base Metal 50 3/2020 USD 2,261,663 6,784
LME Aluminum Base Metal 51 3/2020 USD 2,307,011 (7,089)
LME Aluminum Base Metal 69 3/2020 USD 3,120,663 15,145
LME Aluminum Base Metal 69 3/2020 USD 3,120,525 34,222
LME Aluminum Base Metal 520 3/2020 USD 23,530,000 208,129
LME Copper Base Metal 1 3/2020 USD 154,288 135
LME Copper Base Metal 1 3/2020 USD 154,260 7,332
LME Copper Base Metal 1 3/2020 USD 154,256 (253)
LME Copper Base Metal 1 3/2020 USD 154,288 (1,140)
LME Copper Base Metal 2 3/2020 USD 308,642 6,286
LME Copper Base Metal 3 3/2020 USD 463,125 (1,655)
LME Copper Base Metal 4 3/2020 USD 617,481 101
LME Copper Base Metal 4 3/2020 USD 617,425 438
LME Copper Base Metal 6 3/2020 USD 926,085 6,470
LME Copper Base Metal 6 3/2020 USD 925,979 12,519
LME Copper Base Metal 6 3/2020 USD 926,033 7,542
LME Copper Base Metal 9 3/2020 USD 1,388,493 72,216
LME Copper Base Metal 36 3/2020 USD 5,557,500 32,160
LME Nickel Base Metal 1 3/2020 USD 84,135 (2,778)
LME Nickel Base Metal 1 3/2020 USD 84,138 (426)
LME Nickel Base Metal 1 3/2020 USD 84,126 (1,017)
LME Nickel Base Metal 1 3/2020 USD 84,072 4,728
LME Nickel Base Metal 1 3/2020 USD 84,078 5,448
LME Nickel Base Metal 1 3/2020 USD 84,083 3,314
LME Nickel Base Metal 1 3/2020 USD 84,111 3,489
LME Nickel Base Metal 1 3/2020 USD 84,137 (1,873)
LME Nickel Base Metal 1 3/2020 USD 84,100 4,831
LME Nickel Base Metal 2 3/2020 USD 168,233 2,675
LME Nickel Base Metal 2 3/2020 USD 168,289 (2,177)
LME Nickel Base Metal 2 3/2020 USD 168,296 (2,830)
LME Nickel Base Metal 3 3/2020 USD 252,417 (2,868)
LME Nickel Base Metal 3 3/2020 USD 252,367 (3,368)
LME Nickel Base Metal 3 3/2020 USD 252,200 5,996
LME Nickel Base Metal 5 3/2020 USD 420,306 10,941
LME Nickel Base Metal 33 3/2020 USD 2,776,950 58,007
LME Zinc Base Metal 2 3/2020 USD 113,624 (214)
LME Zinc Base Metal 2 3/2020 USD 113,751 845
LME Zinc Base Metal 5 3/2020 USD 284,361 (3,174)
LME Zinc Base Metal 5 3/2020 USD 284,000 (1,712)
LME Zinc Base Metal 11 3/2020 USD 624,825 (10,160)
LME Zinc Base Metal 13 3/2020 USD 739,801 3,800
LME Zinc Base Metal 16 3/2020 USD 909,024 (10,860)
LME Zinc Base Metal 17 3/2020 USD 967,292 21,404
LME Zinc Base Metal 17 3/2020 USD 965,881 (27,746)
LME Zinc Base Metal 17 3/2020 USD 967,003 17,077

17
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 18 3/2020 USD $ 1,023,944 $ 20,390
LME Zinc Base Metal 18 3/2020 USD 1,022,738 (24,731)
LME Zinc Base Metal 19 3/2020 USD 1,080,958 24,026
LME Zinc Base Metal 19 3/2020 USD 1,081,024 7,943
LME Zinc Base Metal 19 3/2020 USD 1,080,896 21,827
LME Zinc Base Metal 19 3/2020 USD 1,081,219 26,663
LME Zinc Base Metal 27 3/2020 USD 1,536,374 32,746
LME Zinc Base Metal 133 3/2020 USD 7,563,544 (97,431)
MSCI EAFE E-Mini Index 185 3/2020 USD 18,837,625 2,098
MSCI Emerging Markets E-Mini Index 1,258 3/2020 USD 70,460,580 1,013,796
NASDAQ 100 E-Mini Index 372 3/2020 USD 65,116,740 1,091,085
Nikkei 225 Index 433 3/2020 JPY 94,207,538 1,243,912
Palladium 65 3/2020 USD 12,410,450 978,458
Russell 2000 E-Mini Index 2,440 3/2020 USD 203,813,200 2,405,208
S&P 500 E-Mini Index 543 3/2020 USD 87,724,365 1,507,165
S&P Midcap 400 E-Mini Index 302 3/2020 USD 62,356,960 577,746
S&P/TSX 60 Index 2,775 3/2020 CAD 432,699,550 (491,341)
Silver 291 3/2020 USD 26,075,055 730,655
Soybean Oil 430 3/2020 USD 8,970,660 511,853
SPI 200 Index 1,264 3/2020 AUD 146,423,499 (4,006,268)
TOPIX Index 1,706 3/2020 JPY 270,215,453 1,104,149
U.S. Treasury 2 Year Note 443 3/2020 USD 95,466,500 (9,976)
U.S. Treasury 5 Year Note 254 3/2020 USD 30,126,781 (19,214)
U.S. Treasury Long Bond 104 3/2020 USD 16,214,250 (154,996)
U.S. Treasury Ultra Bond 48 3/2020 USD 8,719,500 (157,866)
Wheat 1,436 3/2020 USD 40,118,250 2,049,391
Platinum 222 4/2020 USD 10,853,580 370,940
3 Month Sterling 358 6/2020 GBP 58,849,063 (23,402)
3 Month Sterling 371 9/2020 GBP 60,998,326 (24,650)
ASX 90 Day Bank Accepted Bill 114 9/2020 AUD 79,840,035 (27,171)
3 Month Sterling 454 12/2020 GBP 74,641,093 (1,750)
3 Month Sterling 327 3/2021 GBP 53,764,023 (4,491)
3 Month Sterling 291 6/2021 GBP 47,835,412 (1,755)
3 Month Sterling 245 9/2021 GBP 40,265,687 (2,477)
3 Month Sterling 198 12/2021 GBP 32,531,414 (3,722)
30,449,598
Short Contracts
LME Aluminum Base Metal (17) 1/2020 USD (760,147) (29,930)
LME Aluminum Base Metal (19) 1/2020 USD (852,725) (25,806)
LME Aluminum Base Metal (20) 1/2020 USD (892,625) (24,049)
LME Aluminum Base Metal (23) 1/2020 USD (1,025,754) (37,972)
LME Aluminum Base Metal (36) 1/2020 USD (1,606,122) (40,003)
LME Aluminum Base Metal (36) 1/2020 USD (1,612,386) (49,192)
LME Aluminum Base Metal (38) 1/2020 USD (1,699,788) (71,837)
LME Aluminum Base Metal (41) 1/2020 USD (1,825,781) (68,088)
LME Aluminum Base Metal (44) 1/2020 USD (1,974,225) (66,259)
LME Aluminum Base Metal (53) 1/2020 USD (2,366,344) (57,938)
LME Aluminum Base Metal (57) 1/2020 USD (2,564,288) (108,545)
LME Aluminum Base Metal (63) 1/2020 USD (2,818,069) (113,098)
LME Aluminum Base Metal (71) 1/2020 USD (3,180,800) (123,790)
LME Aluminum Base Metal (74) 1/2020 USD (3,322,841) (89,259)
LME Aluminum Base Metal (79) 1/2020 USD (3,546,448) (72,656)
LME Aluminum Base Metal (91) 1/2020 USD (4,071,590) (137,478)
LME Aluminum Base Metal (103) 1/2020 USD (4,615,585) (179,465)
LME Aluminum Base Metal (200) 1/2020 USD (8,964,600) (346,604)
LME Copper Base Metal (3) 1/2020 USD (461,466) (37,481)

18
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (4) 1/2020 USD $ (615,375) $ (45,862)
LME Copper Base Metal (5) 1/2020 USD (769,406) (54,492)
LME Copper Base Metal (6) 1/2020 USD (923,685) (60,528)
LME Copper Base Metal (6) 1/2020 USD (923,610) (48,884)
LME Copper Base Metal (7) 1/2020 USD (1,076,075) (86,521)
LME Copper Base Metal (9) 1/2020 USD (1,385,318) (71,101)
LME Copper Base Metal (10) 1/2020 USD (1,539,625) (92,280)
LME Copper Base Metal (10) 1/2020 USD (1,539,458) (84,948)
LME Copper Base Metal (13) 1/2020 USD (2,000,538) (129,424)
LME Copper Base Metal (13) 1/2020 USD (2,002,413) (101,526)
LME Copper Base Metal (13) 1/2020 USD (2,001,435) (88,523)
LME Copper Base Metal (15) 1/2020 USD (2,310,315) (94,859)
LME Copper Base Metal (16) 1/2020 USD (2,464,164) (94,111)
LME Copper Base Metal (20) 1/2020 USD (3,079,990) (129,549)
LME Copper Base Metal (31) 1/2020 USD (4,801,900) (414,586)
LME Copper Base Metal (57) 1/2020 USD (8,771,231) (551,650)
LME Nickel Base Metal (3) 1/2020 USD (251,244) 62,667
LME Nickel Base Metal (3) 1/2020 USD (251,270) 64,017
LME Nickel Base Metal (3) 1/2020 USD (251,398) 59,489
LME Nickel Base Metal (3) 1/2020 USD (251,424) 52,533
LME Nickel Base Metal (4) 1/2020 USD (335,436) 58,272
LME Nickel Base Metal (4) 1/2020 USD (335,385) 53,163
LME Nickel Base Metal (4) 1/2020 USD (335,257) 67,379
LME Nickel Base Metal (4) 1/2020 USD (334,954) 91,643
LME Nickel Base Metal (4) 1/2020 USD (335,615) 69,376
LME Nickel Base Metal (6) 1/2020 USD (503,116) 75,530
LME Nickel Base Metal (7) 1/2020 USD (597,954) 133,146
LME Nickel Base Metal (9) 1/2020 USD (753,886) 198,501
LME Nickel Base Metal (10) 1/2020 USD (838,208) 137,843
LME Nickel Base Metal (11) 1/2020 USD (922,870) 181,349
LME Nickel Base Metal (11) 1/2020 USD (920,700) 245,225
LME Nickel Base Metal (13) 1/2020 USD (1,090,581) 216,660
LME Nickel Base Metal (17) 1/2020 USD (1,426,470) 278,713
LME Nickel Base Metal (21) 1/2020 USD (1,761,173) 355,565
LME Zinc Base Metal (3) 1/2020 USD (171,070) (733)
LME Zinc Base Metal (4) 1/2020 USD (228,121) 1,317
LME Zinc Base Metal (9) 1/2020 USD (513,144) 6,467
LME Zinc Base Metal (15) 1/2020 USD (855,094) 50,862
LME Zinc Base Metal (19) 1/2020 USD (1,082,763) 97,556
LME Zinc Base Metal (19) 1/2020 USD (1,082,763) 6,531
LME Zinc Base Metal (21) 1/2020 USD (1,196,738) 105,201
LME Zinc Base Metal (21) 1/2020 USD (1,196,738) 133,026
LME Zinc Base Metal (21) 1/2020 USD (1,196,738) 99,951
LME Zinc Base Metal (26) 1/2020 USD (1,481,675) 176,723
LME Zinc Base Metal (28) 1/2020 USD (1,596,700) 99,681
LME Zinc Base Metal (31) 1/2020 USD (1,767,907) 92,196
LME Zinc Base Metal (31) 1/2020 USD (1,768,163) 83,745
LME Zinc Base Metal (31) 1/2020 USD (1,791,994) 21,740
LME Zinc Base Metal (38) 1/2020 USD (2,165,525) 150,213
LME Zinc Base Metal (42) 1/2020 USD (2,393,475) 219,485
LME Zinc Base Metal (45) 1/2020 USD (2,564,438) 288,430
LME Zinc Base Metal (45) 1/2020 USD (2,564,438) 251,705
Natural Gas (6,778) 1/2020 USD (148,370,420) 5,391,942
Lean Hogs (202) 2/2020 USD (5,771,140) 64,225
LME Aluminum Base Metal (6) 2/2020 USD (270,357) (9,646)
LME Aluminum Base Metal (6) 2/2020 USD (270,150) (9,005)

19
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (6) 2/2020 USD $ (270,410) $ (8,857)
LME Aluminum Base Metal (9) 2/2020 USD (405,176) (13,308)
LME Aluminum Base Metal (12) 2/2020 USD (540,300) (18,437)
LME Aluminum Base Metal (13) 2/2020 USD (585,325) (21,595)
LME Aluminum Base Metal (17) 2/2020 USD (766,309) (18,572)
LME Aluminum Base Metal (21) 2/2020 USD (946,796) (21,957)
LME Aluminum Base Metal (35) 2/2020 USD (1,574,921) (32,713)
LME Aluminum Base Metal (44) 2/2020 USD (1,979,659) (36,089)
LME Aluminum Base Metal (104) 2/2020 USD (4,675,216) 30,477
LME Aluminum Base Metal (108) 2/2020 USD (4,858,569) (82,588)
LME Aluminum Base Metal (111) 2/2020 USD (4,988,673) (37,707)
LME Aluminum Base Metal (116) 2/2020 USD (5,214,026) 46,232
LME Aluminum Base Metal (171) 2/2020 USD (7,688,075) 59,671
LME Copper Base Metal (1) 2/2020 USD (154,224) (5,121)
LME Copper Base Metal (2) 2/2020 USD (308,413) (14,765)
LME Copper Base Metal (3) 2/2020 USD (462,699) (20,902)
LME Copper Base Metal (3) 2/2020 USD (462,514) (25,498)
LME Copper Base Metal (3) 2/2020 USD (462,675) (23,784)
LME Copper Base Metal (3) 2/2020 USD (462,638) (23,521)
LME Copper Base Metal (5) 2/2020 USD (770,813) (34,859)
LME Copper Base Metal (5) 2/2020 USD (770,856) (41,746)
LME Copper Base Metal (7) 2/2020 USD (1,079,274) (56,620)
LME Copper Base Metal (10) 2/2020 USD (1,540,853) (61,070)
LME Copper Base Metal (12) 2/2020 USD (1,849,152) (70,562)
LME Copper Base Metal (12) 2/2020 USD (1,848,894) (88,529)
LME Copper Base Metal (13) 2/2020 USD (2,004,087) (100,759)
LME Copper Base Metal (19) 2/2020 USD (2,928,028) (97,291)
LME Nickel Base Metal (2) 2/2020 USD (167,877) 26,967
LME Nickel Base Metal (2) 2/2020 USD (167,858) 31,318
LME Nickel Base Metal (4) 2/2020 USD (335,735) 55,849
LME Nickel Base Metal (7) 2/2020 USD (588,272) 17,347
LME Nickel Base Metal (8) 2/2020 USD (671,545) 102,771
LME Nickel Base Metal (8) 2/2020 USD (671,772) 71,797
LME Nickel Base Metal (8) 2/2020 USD (672,267) 19,136
LME Nickel Base Metal (9) 2/2020 USD (755,701) 82,141
LME Nickel Base Metal (9) 2/2020 USD (756,000) 30,123
LME Nickel Base Metal (9) 2/2020 USD (756,250) 29,288
LME Nickel Base Metal (10) 2/2020 USD (840,000) 21,905
LME Nickel Base Metal (10) 2/2020 USD (839,953) 45,456
LME Nickel Base Metal (11) 2/2020 USD (924,489) (3,684)
LME Nickel Base Metal (21) 2/2020 USD (1,763,502) 149,993
LME Nickel Base Metal (21) 2/2020 USD (1,764,117) 43,525
LME Zinc Base Metal (5) 2/2020 USD (284,938) 24,725
LME Zinc Base Metal (5) 2/2020 USD (284,938) 33,298
LME Zinc Base Metal (6) 2/2020 USD (341,925) 22,618
LME Zinc Base Metal (8) 2/2020 USD (455,666) 15,288
LME Zinc Base Metal (9) 2/2020 USD (512,494) 14,229
LME Zinc Base Metal (9) 2/2020 USD (512,199) 4,365
LME Zinc Base Metal (9) 2/2020 USD (512,269) 12,855
LME Zinc Base Metal (12) 2/2020 USD (683,676) 35,378
LME Zinc Base Metal (12) 2/2020 USD (683,850) 75,115
LME Zinc Base Metal (13) 2/2020 USD (739,882) 7,677
LME Zinc Base Metal (15) 2/2020 USD (853,688) 2,521
LME Zinc Base Metal (17) 2/2020 USD (968,788) 86,144
LME Zinc Base Metal (21) 2/2020 USD (1,195,100) 2,333
LME Zinc Base Metal (21) 2/2020 USD (1,196,738) 107,108

20
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (34) 2/2020 USD $ (1,935,187) $ 15,562
Australia 10 Year Bond (19) 3/2020 AUD (1,906,097) (2,147)
Canada 10 Year Bond (57) 3/2020 CAD (6,034,700) 95,014
Euro-Bobl (375) 3/2020 EUR (56,209,789) 262,709
Euro-BTP (1,538) 3/2020 EUR (245,768,373) 235,341
Euro-Bund (159) 3/2020 EUR (30,406,943) 448,727
Euro-Buxl (8) 3/2020 EUR (1,780,183) 50,540
Euro-OAT (143) 3/2020 EUR (26,108,813) 389,598
Euro-Schatz (4,629) 3/2020 EUR (581,049,847) 399,892
Japan 10 Year Bond (24) 3/2020 JPY (33,613,916) (24,310)
LME Aluminum Base Metal (4) 3/2020 USD (180,792) (4,375)
LME Aluminum Base Metal (7) 3/2020 USD (315,781) (8,764)
LME Aluminum Base Metal (9) 3/2020 USD (406,548) (9,723)
LME Aluminum Base Metal (10) 3/2020 USD (452,328) (11,107)
LME Aluminum Base Metal (14) 3/2020 USD (632,531) (18,303)
LME Aluminum Base Metal (18) 3/2020 USD (813,411) (22,894)
LME Aluminum Base Metal (23) 3/2020 USD (1,037,961) (25,303)
LME Aluminum Base Metal (24) 3/2020 USD (1,084,962) (21,833)
LME Aluminum Base Metal (29) 3/2020 USD (1,308,988) (40,080)
LME Aluminum Base Metal (31) 3/2020 USD (1,399,534) (47,970)
LME Aluminum Base Metal (33) 3/2020 USD (1,488,968) (10,666)
LME Aluminum Base Metal (38) 3/2020 USD (1,719,168) (39,680)
LME Aluminum Base Metal (42) 3/2020 USD (1,900,416) 7,310
LME Aluminum Base Metal (45) 3/2020 USD (2,036,250) 21,524
LME Aluminum Base Metal (50) 3/2020 USD (2,261,663) (4,285)
LME Aluminum Base Metal (51) 3/2020 USD (2,307,011) 5,370
LME Aluminum Base Metal (69) 3/2020 USD (3,120,525) (49,539)
LME Aluminum Base Metal (69) 3/2020 USD (3,120,663) (25,785)
LME Aluminum Base Metal (905) 3/2020 USD (40,951,250) (1,161,907)
LME Copper Base Metal (1) 3/2020 USD (154,256) 396
LME Copper Base Metal (1) 3/2020 USD (154,288) (53)
LME Copper Base Metal (1) 3/2020 USD (154,260) (7,212)
LME Copper Base Metal (1) 3/2020 USD (154,288) 1,066
LME Copper Base Metal (2) 3/2020 USD (308,642) (8,198)
LME Copper Base Metal (3) 3/2020 USD (463,125) 2,393
LME Copper Base Metal (4) 3/2020 USD (617,481) 507
LME Copper Base Metal (4) 3/2020 USD (617,425) (187)
LME Copper Base Metal (6) 3/2020 USD (926,085) (6,978)
LME Copper Base Metal (6) 3/2020 USD (925,979) (11,821)
LME Copper Base Metal (6) 3/2020 USD (926,033) (9,400)
LME Copper Base Metal (9) 3/2020 USD (1,388,493) (70,343)
LME Copper Base Metal (10) 3/2020 USD (1,543,750) (80,886)
LME Nickel Base Metal (1) 3/2020 USD (84,138) 809
LME Nickel Base Metal (1) 3/2020 USD (84,126) 2,174
LME Nickel Base Metal (1) 3/2020 USD (84,111) (2,994)
LME Nickel Base Metal (1) 3/2020 USD (84,083) (3,316)
LME Nickel Base Metal (1) 3/2020 USD (84,100) (4,513)
LME Nickel Base Metal (1) 3/2020 USD (84,078) (5,001)
LME Nickel Base Metal (1) 3/2020 USD (84,137) 1,900
LME Nickel Base Metal (1) 3/2020 USD (84,135) 2,697
LME Nickel Base Metal (1) 3/2020 USD (84,072) (4,795)
LME Nickel Base Metal (2) 3/2020 USD (168,296) 3,258
LME Nickel Base Metal (2) 3/2020 USD (168,289) 1,342
LME Nickel Base Metal (2) 3/2020 USD (168,233) (2,366)
LME Nickel Base Metal (3) 3/2020 USD (252,200) (9,153)
LME Nickel Base Metal (3) 3/2020 USD (252,417) 2,853

21
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (3) 3/2020 USD $ (252,367) $ 2,723
LME Nickel Base Metal (5) 3/2020 USD (420,306) (8,755)
LME Nickel Base Metal (32) 3/2020 USD (2,692,800) (27,088)
LME Zinc Base Metal (2) 3/2020 USD (113,624) 46
LME Zinc Base Metal (2) 3/2020 USD (113,751) (878)
LME Zinc Base Metal (5) 3/2020 USD (284,000) 2,110
LME Zinc Base Metal (5) 3/2020 USD (284,361) 3,624
LME Zinc Base Metal (11) 3/2020 USD (624,825) 8,468
LME Zinc Base Metal (13) 3/2020 USD (739,801) (7,955)
LME Zinc Base Metal (16) 3/2020 USD (909,024) 13,929
LME Zinc Base Metal (17) 3/2020 USD (965,881) 21,353
LME Zinc Base Metal (17) 3/2020 USD (967,292) (18,534)
LME Zinc Base Metal (17) 3/2020 USD (967,003) (15,920)
LME Zinc Base Metal (18) 3/2020 USD (1,022,738) 23,684
LME Zinc Base Metal (18) 3/2020 USD (1,023,944) (21,387)
LME Zinc Base Metal (19) 3/2020 USD (1,080,958) (21,471)
LME Zinc Base Metal (19) 3/2020 USD (1,080,896) (24,552)
LME Zinc Base Metal (19) 3/2020 USD (1,081,219) (28,969)
LME Zinc Base Metal (19) 3/2020 USD (1,081,024) (13,204)
LME Zinc Base Metal (27) 3/2020 USD (1,536,374) (22,370)
LME Zinc Base Metal (228) 3/2020 USD (12,966,075) (182,044)
Long Gilt (45) 3/2020 GBP (7,831,168) (8,967)
U.S. Treasury 10 Year Note (21) 3/2020 USD (2,696,859) 961
3 Month Canadian Bankers Acceptance (79) 6/2020 CAD (14,908,128) 1,483
3 Month Euro Euribor (2,736) 6/2020 EUR (770,196,682) 148,511
3 Month Eurodollar (253) 6/2020 USD (62,181,075) (6,365)
3 Month Euroswiss (106) 6/2020 CHF (27,576,100) 8,609
ASX 90 Day Bank Accepted Bill (34) 6/2020 AUD (23,809,597) (496)
3 Month Canadian Bankers Acceptance (66) 9/2020 CAD (12,456,798) 2,867
3 Month Euro Euribor (2,954) 9/2020 EUR (831,481,855) 258,920
3 Month Eurodollar (203) 9/2020 USD (49,920,238) 25,574
3 Month Euroswiss (65) 9/2020 CHF (16,909,873) 5,691
3 Month Euro Euribor (1,878) 12/2020 EUR (528,560,378) 169,590
3 Month Eurodollar (160) 12/2020 USD (39,352,000) 17,361
3 Month Euroswiss (35) 12/2020 CHF (9,103,508) 3,172
3 Month Euro Euribor (726) 3/2021 EUR (204,301,109) 67,061
3 Month Eurodollar (123) 3/2021 USD (30,270,300) 11,953
3 Month Euro Euribor (356) 6/2021 EUR (100,160,743) 87,066
3 Month Eurodollar (76) 6/2021 USD (18,703,600) (3,051)
3 Month Euro Euribor (322) 9/2021 EUR (90,572,255) 61,686
3 Month Eurodollar (84) 9/2021 USD (20,671,350) (3,559)
3 Month Euro Euribor (184) 12/2021 EUR (51,740,095) 33,015
3 Month Eurodollar (67) 12/2021 USD (16,481,163) (2,996)
6,997,496
$ 37,447,094
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 719,554,044 USD 496,207,030 CITI 3/18/2020 $ 9,680,810
AUD 719,554,044 USD 496,207,651 JPMC 3/18/2020 9,680,190

22
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 259,367,500 USD 63,396,582 CITI
**
3/18/2020 $ 880,106
BRL 259,367,500 USD 63,396,661 JPMC
**
3/18/2020 880,027
CAD 629,118,483 USD 475,035,084 CITI 3/18/2020 9,571,342
CAD 629,118,476 USD 475,035,672 JPMC 3/18/2020 9,570,748
CHF 342,263,496 USD 348,573,387 CITI 3/18/2020 6,974,712
CHF 342,263,504 USD 348,573,831 JPMC 3/18/2020 6,974,276
CLP 4,353,760,000 USD 5,464,019 CITI
**
3/18/2020 330,953
CLP 4,353,760,000 USD 5,464,026 JPMC
**
3/18/2020 330,945
COP 24,492,659,000 USD 7,254,378 CITI
**
3/18/2020 169,837
COP 24,492,659,000 USD 7,254,387 JPMC
**
3/18/2020 169,828
EUR 268,427,499 USD 299,584,917 CITI 3/18/2020 2,932,865
EUR 268,427,501 USD 299,585,294 JPMC 3/18/2020 2,932,491
GBP 274,746,496 USD 358,946,486 CITI 3/18/2020 5,737,578
GBP 274,746,488 USD 358,946,925 JPMC 3/18/2020 5,737,129
HUF 34,965,002,566 USD 118,125,908 CITI 3/18/2020 822,653
HUF 34,965,002,572 USD 118,121,842 JPMC 3/18/2020 826,719
IDR 105,199,831,000 USD 7,435,696 CITI
**
3/18/2020 122,280
IDR 981,556,871,352 USD 68,880,277 CITI
**
3/18/2020 1,638,695
IDR 105,199,831,000 USD 7,435,706 JPMC
**
3/18/2020 122,271
IDR 981,556,871,360 USD 68,880,363 JPMC
**
3/18/2020 1,638,609
ILS 130,925,380 USD 37,955,751 CITI 3/18/2020 112,288
ILS 130,925,372 USD 37,955,796 JPMC 3/18/2020 112,241
INR 1,124,360,656 USD 15,534,540 CITI
**
3/18/2020 129,505
INR 1,124,360,640 USD 15,534,560 JPMC
**
3/18/2020 129,487
JPY 131,865,500 USD 1,212,316 CITI 3/18/2020 6,510
JPY 131,865,500 USD 1,212,317 JPMC 3/18/2020 6,508
KRW 302,613,605,500 USD 260,444,007 CITI
**
3/18/2020 1,882,346
KRW 302,613,605,500 USD 260,444,250 JPMC
**
3/18/2020 1,882,103
MXN 2,182,734,132 USD 110,825,264 CITI 3/18/2020 3,332,962
MXN 2,182,734,116 USD 110,825,402 JPMC 3/18/2020 3,332,823
NOK 1,444,847,000 USD 161,061,946 CITI 3/18/2020 3,549,368
NOK 1,444,847,000 USD 161,083,406 JPMC 3/18/2020 3,527,908
NZD 1,063,597,001 USD 690,824,603 CITI 3/18/2020 25,967,903
NZD 1,063,596,999 USD 690,825,465 JPMC 3/18/2020 25,967,039
PHP 1,561,805,404 USD 30,589,759 CITI
**
3/18/2020 141,748
PHP 1,561,805,404 USD 30,589,798 JPMC
**
3/18/2020 141,710
PLN 596,376,008 USD 154,483,555 CITI 3/18/2020 2,739,260
PLN 596,376,008 USD 154,483,748 JPMC 3/18/2020 2,739,067
SEK 984,205,500 USD 103,763,099 CITI 3/18/2020 1,697,332
SEK 984,205,500 USD 103,763,229 JPMC 3/18/2020 1,697,201
SGD 77,862,496 USD 57,288,208 CITI 3/18/2020 646,493
SGD 77,862,504 USD 57,288,286 JPMC 3/18/2020 646,421
TWD 1,231,380,483 USD 40,753,968 CITI
**
3/18/2020 650,593
TWD 1,231,380,468 USD 40,754,018 JPMC
**
3/18/2020 650,542
USD 16,636,147 GBP 12,433,500 CITI 3/18/2020 132,572
USD 16,636,126 GBP 12,433,500 JPMC 3/18/2020 132,552
USD 2,402,778 INR 172,014,500 CITI
**
3/18/2020 6,356
USD 2,402,775 INR 172,014,500 JPMC
**
3/18/2020 6,353
USD 57,891,764 JPY 6,245,227,612 CITI 3/18/2020 167,463
USD 57,891,691 JPY 6,245,227,608 JPMC 3/18/2020 167,390
USD 5,027,268 MXN 95,846,500 CITI 3/18/2020 14,442
USD 5,027,262 MXN 95,846,500 JPMC 3/18/2020 14,436
USD 7,847,416 PHP 398,474,500 CITI
**
3/18/2020 6,668
USD 7,847,406 PHP 398,474,500 JPMC
**
3/18/2020 6,658
USD 7,213,593 SEK 67,043,500 CITI 3/18/2020 29,690
USD 7,213,584 SEK 67,043,500 JPMC 3/18/2020 29,681
ZAR 497,355,544 USD 33,882,480 CITI 3/18/2020 1,277,087

23
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 497,355,560 USD 33,882,524 JPMC 3/18/2020 $ 1,277,045
Total unrealized appreciation 162,682,815
CLP 1,748,079,500 USD 2,332,784 CITI
**
3/18/2020 (6,043)
CLP 1,748,079,500 USD 2,332,787 JPMC
**
3/18/2020 (6,045)
COP 265,673,500 USD 80,813 CITI
**
3/18/2020 (282)
COP 265,673,500 USD 80,813 JPMC
**
3/18/2020 (282)
HUF 4,640,982,934 USD 15,817,041 CITI 3/18/2020 (28,733)
HUF 4,640,982,928 USD 15,817,061 JPMC 3/18/2020 (28,753)
ILS 27,362,124 USD 7,966,162 CITI 3/18/2020 (10,314)
ILS 27,362,124 USD 7,966,172 JPMC 3/18/2020 (10,324)
INR 222,253,000 USD 3,113,628 CITI
**
3/18/2020 (17,307)
INR 222,253,000 USD 3,113,625 JPMC
**
3/18/2020 (17,305)
JPY 2,150,148,000 USD 19,924,044 CITI 3/18/2020 (50,342)
JPY 2,150,148,000 USD 19,924,069 JPMC 3/18/2020 (50,366)
NZD 15,291,500 USD 10,307,444 CITI 3/18/2020 (2,006)
NZD 15,291,500 USD 10,307,457 JPMC 3/18/2020 (2,019)
SEK 108,776,500 USD 11,666,696 CITI 3/18/2020 (10,984)
SEK 108,776,500 USD 11,666,710 JPMC 3/18/2020 (10,997)
USD 613,013,135 AUD 897,631,501 CITI 3/18/2020 (18,073,391)
USD 613,012,367 AUD 897,631,499 JPMC 3/18/2020 (18,074,157)
USD 67,969,194 BRL 288,387,496 CITI
**
3/18/2020 (3,499,256)
USD 67,969,109 BRL 288,387,496 JPMC
**
3/18/2020 (3,499,341)
USD 250,907,168 CAD 330,472,500 CITI 3/18/2020 (3,653,938)
USD 250,906,855 CAD 330,472,500 JPMC 3/18/2020 (3,654,251)
USD 144,650,222 CHF 142,452,000 CITI 3/18/2020 (3,330,905)
USD 144,650,041 CHF 142,452,000 JPMC 3/18/2020 (3,331,086)
USD 16,102,546 CLP 12,635,917,822 CITI
**
3/18/2020 (716,202)
USD 16,102,526 CLP 12,635,917,834 JPMC
**
3/18/2020 (716,222)
USD 6,797,569 COP 23,913,733,812 CITI
**
3/18/2020 (451,162)
USD 6,797,560 COP 23,913,733,812 JPMC
**
3/18/2020 (451,171)
USD 506,020,868 EUR 454,638,449 CITI 3/18/2020 (6,356,649)
USD 506,020,255 EUR 454,638,467 JPMC 3/18/2020 (6,357,282)
USD 228,724,427 GBP 174,756,000 CITI 3/18/2020 (3,237,505)
USD 228,724,142 GBP 174,756,000 JPMC 3/18/2020 (3,237,792)
USD 143,557,008 HUF 43,175,848,362 CITI 3/18/2020 (3,324,292)
USD 143,556,829 HUF 43,175,848,356 JPMC 3/18/2020 (3,324,471)
USD 39,688,505 IDR 564,631,353,500 CITI
**
3/18/2020 (876,870)
USD 39,688,456 IDR 564,631,353,500 JPMC
**
3/18/2020 (876,919)
USD 25,621,366 ILS 88,867,000 CITI 3/18/2020 (217,723)
USD 25,621,334 ILS 88,867,000 JPMC 3/18/2020 (217,755)
USD 7,136,232 INR 513,946,500 CITI
**
3/18/2020 (23,821)
USD 7,136,223 INR 513,946,500 JPMC
**
3/18/2020 (23,830)
USD 185,460,107 JPY 20,148,278,112 CITI 3/18/2020 (769,340)
USD 185,459,875 JPY 20,148,278,108 JPMC 3/18/2020 (769,572)
USD 280,464,218 KRW 331,951,762,580 CITI
**
3/18/2020 (7,294,475)
USD 280,463,867 KRW 331,951,762,580 JPMC
**
3/18/2020 (7,294,825)
USD 86,495,663 MXN 1,697,180,000 CITI 3/18/2020 (2,267,809)
USD 86,495,555 MXN 1,697,180,000 JPMC 3/18/2020 (2,267,917)
USD 163,659,940 NOK 1,499,380,000 CITI 3/18/2020 (7,164,314)
USD 163,659,735 NOK 1,499,379,996 JPMC 3/18/2020 (7,164,519)
USD 371,080,998 NZD 577,828,032 CITI 3/18/2020 (18,336,048)
USD 371,080,533 NZD 577,828,030 JPMC 3/18/2020 (18,336,512)
USD 1,251,246 PHP 63,800,000 CITI
**
3/18/2020 (4,141)
USD 1,251,244 PHP 63,800,000 JPMC
**
3/18/2020 (4,143)
USD 84,981,636 PLN 328,046,000 CITI 3/18/2020 (1,501,245)
USD 84,981,530 PLN 328,046,000 JPMC 3/18/2020 (1,501,351)
USD 32,402,703 SEK 306,791,376 CITI 3/18/2020 (470,869)
USD 32,402,662 SEK 306,791,375 JPMC 3/18/2020 (470,909)

24
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 25,868,774 SGD 35,232,998 CITI 3/18/2020 $ (346,840)
USD 25,868,745 SGD 35,233,002 JPMC 3/18/2020 (346,873)
USD 26,658,428 TWD 805,271,005 CITI
**
3/18/2020 (418,412)
USD 26,658,394 TWD 805,270,995 JPMC
**
3/18/2020 (418,445)
USD 17,460,382 ZAR 260,729,500 CITI 3/18/2020 (971,375)
USD 17,460,360 ZAR 260,729,500 JPMC 3/18/2020 (971,397)
Total unrealized depreciation (166,869,424)
Net unrealized depreciation $ (4,186,609)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 83,679,000 $ 83,679,000
CITI
Cash (24,840,000) – (24,840,000)
Investment Companies 57,911,874 – 57,911,874
GSCO
Cash – (1,875,785) (1,875,785)
U.S. Treasury Bills – 7,998,136 7,998,136
GSIN
Cash (1,050,000) – (1,050,000)
U.S. Treasury Bills 2,983,323 – 2,983,323
JPMC
Investment Companies 46,645,891 – 46,645,891
JPMS
Cash – 15,695,656 15,695,656
MLIN
Cash (370,000) – (370,000)
MSCL
Cash – 360,372 360,372
U.S. Treasury Bills – 1,269,482 1,269,482
MSCS
Cash (4,410,000) – (4,410,000)
U.S. Treasury Bills 10,109,061 – 10,109,061

25
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 1,515,375 $ – $ 1,515,375
GSCO
Cash – (9,604,360) (9,604,360)
U.S. Treasury Bills – 22,130,803 22,130,803
GSIN
U.S. Treasury Bills 10,540,793 – 10,540,793
JPPC
Cash – 3,650,360 3,650,360
MACQ
Cash (190,000) – (190,000)
MLIN
Cash 550,599 – 550,599
MSCL
Cash – (27,299,782) (27,299,782)
U.S. Treasury Bills – 53,674,222 53,674,222
SOCG
Cash 2,124,089 – 2,124,089

26
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 94.2%
INVESTMENT COMPANIES - 17.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(1)(a)(b) 7,263,115 $ 7,263,115
Limited Purpose Cash Investment
Fund, 1.61%(1)(a) 43,272,495 43,272,495
TOTAL INVESTMENT COMPANIES
(Cost $50,531,279) 50,535,610
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 76.6%
U.S. Treasury Bills
2.10%, 1/9/2020(c) $ 27,119,000 27,111,585
2.03%, 1/16/2020(c) 15,090,000 15,081,799
2.03%, 1/23/2020(c) 47,722,000 47,681,077
2.06%, 1/30/2020(c) 21,140,000 21,116,074
1.97%, 2/6/2020(c) 44,258,000 44,193,887
1.91%, 2/13/2020(c) 9,094,000 9,078,218
1.86%, 2/20/2020(c) 2,015,000 2,010,845
1.86%, 2/27/2020(c)(d) 9,587,000 9,564,481
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 76.6% (continued)
1.88%, 3/26/2020(c)(d) $ 1,243,000 $ 1,238,627
1.81%, 4/2/2020(c)(e) 2,767,000 2,756,334
1.70%, 4/9/2020(c)(f) 7,762,000 7,729,772
1.55%, 5/7/2020(c) 163,000 162,131
1.56%, 5/14/2020(c)(d) 2,332,000 2,318,838
1.55%, 5/21/2020(c)(f) 6,256,000 6,218,868
1.59%, 5/28/2020(c)(f) 3,060,000 3,040,817
1.58%, 6/4/2020(c)(f) 3,684,000 3,659,786
1.58%, 6/25/2020(c) 15,284,000 15,169,879
1.57%, 7/2/2020(c) 1,462,000 1,450,525
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $219,499,832) 219,583,543
TOTAL SHORT-TERM INVESTMENTS
(Cost $270,031,111) 270,119,153
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.2%
(Cost $270,031,111) 270,119,153
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.8%(g) 16,494,681
NET ASSETS - 100.0% $286,613,834
(a) Represents 7-day effective yield as of December 31, 2019.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap and futures contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Coffee ‘C’ March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/12/2020 USD 2,140,050 $ 241,091
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 601,013 4,978
Corn March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/21/2020 USD 7,115,213 98,589
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/07/2020 USD 448,825 20,175
Cotton No. 2
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/07/2020 USD 690,500 19,330

27
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2020 HKD 7,287,150 $ 9,699
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2020 HKD 28,588,050 42,128
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/12/2020 BRL 19,711,840 100,023
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/12/2020 KRW 3,837,600,000 219,985
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/12/2020 KRW 27,601,200,000 1,406,412
Lean Hogs
February Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 02/14/2020 USD (28,570) 1,002
Live Cattle
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/07/2020 USD 2,619,240 18,201
Soybean March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 02/21/2020 USD 2,436,525 11,805
Soybean Meal
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 02/21/2020 USD 2,925,120 67
Soybean Oil
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/21/2020 USD 813,618 67,961
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/20/2020 CHF 4,629,680 19,964
2,281,410
Coffee ‘C’ March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/12/2020 USD (2,140,050) (337,606)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/21/2020 USD (7,115,213) (73,742)
Corn March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (601,013) (5,696)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 02/07/2020 USD (863,125) (43,405)

28
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No. 2
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/07/2020 USD (448,825) $ (23,025)
Soybean March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination GSIN 02/21/2020 USD (6,592,950) (314,903)
Soybean Meal
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination SOCG 02/21/2020 USD (5,850,240) (60,099)
Soybean Oil
March Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination MACQ 02/21/2020 USD (62,586) (5,832)
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in total
return
of reference
entity At termination GSIN 01/15/2020 TWD 40,779,600 (350)
(864,658)
$ 1,416,752
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 9 1/2020 EUR $ 1,220,784 $ (4,678)
Brent Crude Oil 342 1/2020 USD 22,572,000 507,029
CAC 40 10 Euro Index 67 1/2020 EUR 4,486,688 285
Hang Seng Index 45 1/2020 HKD 8,162,866 41,279
HSCEI 64 1/2020 HKD 4,603,930 23,012
IBEX 35 Index 35 1/2020 EUR 3,740,763 (28,772)
LME Aluminum Base Metal 1 1/2020 USD 44,598 1,461
LME Aluminum Base Metal 1 1/2020 USD 44,631 1,079
LME Aluminum Base Metal 1 1/2020 USD 44,715 1,618
LME Aluminum Base Metal 2 1/2020 USD 89,761 2,485
LME Aluminum Base Metal 3 1/2020 USD 134,366 3,596
LME Aluminum Base Metal 3 1/2020 USD 134,194 5,347
LME Aluminum Base Metal 4 1/2020 USD 178,458 3,961
LME Aluminum Base Metal 4 1/2020 USD 179,475 6,263
LME Aluminum Base Metal 5 1/2020 USD 224,938 10,425
LME Aluminum Base Metal 5 1/2020 USD 222,656 8,361
LME Aluminum Base Metal 6 1/2020 USD 267,888 6,995
LME Aluminum Base Metal 6 1/2020 USD 268,800 10,332
LME Aluminum Base Metal 6 1/2020 USD 268,388 11,123
LME Aluminum Base Metal 6 1/2020 USD 269,420 6,513
LME Aluminum Base Metal 8 1/2020 USD 359,134 8,316
LME Aluminum Base Metal 8 1/2020 USD 357,942 12,231
LME Aluminum Base Metal 10 1/2020 USD 448,115 18,086

29
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 19 1/2020 USD $ 851,637 $ 32,146
LME Copper Base Metal 1 1/2020 USD 153,725 11,957
LME Copper Base Metal 1 1/2020 USD 154,021 6,109
LME Copper Base Metal 1 1/2020 USD 154,032 7,770
LME Copper Base Metal 1 1/2020 USD 153,963 9,371
LME Copper Base Metal 1 1/2020 USD 153,957 6,681
LME Copper Base Metal 1 1/2020 USD 153,844 11,308
LME Copper Base Metal 1 1/2020 USD 153,946 8,593
LME Copper Base Metal 1 1/2020 USD 153,935 8,407
LME Copper Base Metal 2 1/2020 USD 308,021 12,239
LME Copper Base Metal 2 1/2020 USD 307,775 19,318
LME Copper Base Metal 2 1/2020 USD 307,999 12,430
LME Copper Base Metal 3 1/2020 USD 464,700 40,184
LME Copper Base Metal 6 1/2020 USD 923,288 59,609
LME Nickel Base Metal 1 1/2020 USD 83,891 (16,644)
LME Nickel Base Metal 1 1/2020 USD 83,859 (15,060)
LME Nickel Base Metal 1 1/2020 USD 83,846 (13,120)
LME Nickel Base Metal 1 1/2020 USD 83,765 (22,183)
LME Nickel Base Metal 1 1/2020 USD 83,814 (16,621)
LME Nickel Base Metal 1 1/2020 USD 83,897 (16,398)
LME Nickel Base Metal 1 1/2020 USD 83,799 (19,464)
LME Nickel Base Metal 2 1/2020 USD 167,731 (34,189)
LME Nickel Base Metal 2 1/2020 USD 167,820 (32,824)
LME Nickel Base Metal 2 1/2020 USD 167,400 (45,087)
LME Zinc Base Metal 1 1/2020 USD 57,006 (3,499)
LME Zinc Base Metal 1 1/2020 USD 56,988 (4,907)
LME Zinc Base Metal 1 1/2020 USD 57,016 (708)
LME Zinc Base Metal 2 1/2020 USD 113,975 (9,545)
LME Zinc Base Metal 2 1/2020 USD 113,975 (12,152)
LME Zinc Base Metal 2 1/2020 USD 113,975 (851)
LME Zinc Base Metal 2 1/2020 USD 113,975 (13,196)
LME Zinc Base Metal 2 1/2020 USD 113,975 (9,871)
LME Zinc Base Metal 3 1/2020 USD 171,075 (11,351)
LME Zinc Base Metal 3 1/2020 USD 173,419 (1,898)
LME Zinc Base Metal 3 1/2020 USD 171,088 (10,065)
LME Zinc Base Metal 3 1/2020 USD 171,113 (8,539)
LME Zinc Base Metal 4 1/2020 USD 227,950 (21,604)
LME Zinc Base Metal 4 1/2020 USD 227,950 (21,821)
LME Zinc Base Metal 4 1/2020 USD 227,950 (16,773)
LME Zinc Base Metal 5 1/2020 USD 284,938 (32,391)
MSCI Singapore Index 67 1/2020 SGD 1,850,664 (3,385)
MSCI Taiwan Index 16 1/2020 USD 735,360 (4,994)
NY Harbor ULSD 14 1/2020 USD 1,189,406 39,173
OMXS30 Index 109 1/2020 SEK 2,057,784 (23,599)
RBOB Gasoline 58 1/2020 USD 4,118,058 107,858
SGX FTSE China A50 Index 70 1/2020 USD 1,008,700 17,770
SGX NIFTY 50 Index 232 1/2020 USD 5,681,680 (32,706)
WTI Crude Oil 203 1/2020 USD 12,395,180 141,799
100 oz Gold 230 2/2020 USD 35,031,300 1,031,414
Live Cattle 28 2/2020 USD 1,410,360 6,877
LME Aluminum Base Metal 1 2/2020 USD 45,025 1,547
LME Aluminum Base Metal 1 2/2020 USD 45,025 1,522
LME Aluminum Base Metal 1 2/2020 USD 45,025 1,529
LME Aluminum Base Metal 1 2/2020 USD 45,077 1,017
LME Aluminum Base Metal 1 2/2020 USD 45,020 1,446
LME Aluminum Base Metal 1 2/2020 USD 45,060 1,607

30
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 2/2020 USD $ 90,171 $ 2,105
LME Aluminum Base Metal 2 2/2020 USD 90,137 2,931
LME Aluminum Base Metal 4 2/2020 USD 179,969 3,237
LME Aluminum Base Metal 4 2/2020 USD 179,991 4,997
LME Aluminum Base Metal 10 2/2020 USD 449,868 6,651
LME Aluminum Base Metal 10 2/2020 USD 449,540 (2,423)
LME Aluminum Base Metal 10 2/2020 USD 449,485 (3,966)
LME Aluminum Base Metal 11 2/2020 USD 494,373 712
LME Aluminum Base Metal 16 2/2020 USD 719,352 (6,565)
LME Copper Base Metal 1 2/2020 USD 154,163 7,033
LME Copper Base Metal 1 2/2020 USD 154,171 8,192
LME Copper Base Metal 1 2/2020 USD 154,161 7,058
LME Copper Base Metal 1 2/2020 USD 154,096 5,845
LME Copper Base Metal 1 2/2020 USD 154,085 5,771
LME Copper Base Metal 1 2/2020 USD 154,075 7,158
LME Copper Base Metal 1 2/2020 USD 154,182 8,231
LME Copper Base Metal 2 2/2020 USD 308,214 10,503
LME Nickel Base Metal 1 2/2020 USD 83,995 (4,910)
LME Nickel Base Metal 1 2/2020 USD 83,943 (13,320)
LME Nickel Base Metal 1 2/2020 USD 84,044 726
LME Nickel Base Metal 1 2/2020 USD 83,972 (8,911)
LME Nickel Base Metal 1 2/2020 USD 84,000 (3,152)
LME Nickel Base Metal 1 2/2020 USD 84,000 (2,313)
LME Nickel Base Metal 1 2/2020 USD 84,039 (2,514)
LME Nickel Base Metal 1 2/2020 USD 84,028 (3,137)
LME Nickel Base Metal 2 2/2020 USD 167,953 (14,243)
LME Nickel Base Metal 2 2/2020 USD 168,011 (4,102)
LME Zinc Base Metal 1 2/2020 USD 56,988 (5,078)
LME Zinc Base Metal 1 2/2020 USD 56,988 (6,415)
LME Zinc Base Metal 1 2/2020 USD 56,988 (6,425)
LME Zinc Base Metal 1 2/2020 USD 56,913 160
LME Zinc Base Metal 1 2/2020 USD 56,911 (429)
LME Zinc Base Metal 1 2/2020 USD 56,973 (3,330)
LME Zinc Base Metal 1 2/2020 USD 56,919 (1,713)
LME Zinc Base Metal 1 2/2020 USD 56,944 (1,622)
LME Zinc Base Metal 1 2/2020 USD 56,914 (739)
LME Zinc Base Metal 1 2/2020 USD 56,958 (2,170)
LME Zinc Base Metal 2 2/2020 USD 113,819 (224)
LME Zinc Base Metal 2 2/2020 USD 113,975 (10,556)
LME Zinc Base Metal 2 2/2020 USD 113,975 (10,381)
LME Zinc Base Metal 3 2/2020 USD 170,752 (1,620)
Low Sulphur Gasoil 83 2/2020 USD 5,094,125 125,104
Sugar No. 11 204 2/2020 USD 3,066,202 38,413
Australia 3 Year Bond 239 3/2020 AUD 19,289,891 (123,014)
Cocoa 26 3/2020 USD 660,400 (8,746)
Cocoa 37 3/2020 GBP 891,496 (17,412)
Coffee 'C' 45 3/2020 USD 2,188,688 31,658
Copper 10 3/2020 USD 699,250 4,813
Corn 18 3/2020 USD 348,975 (761)
DAX Index 16 3/2020 EUR 5,943,440 (21,307)
DJIA CBOT E-Mini Index 41 3/2020 USD 5,844,140 49,949
EURO STOXX 50 Index 166 3/2020 EUR 6,943,480 (17,754)
FTSE 100 Index 255 3/2020 GBP 25,329,597 130,663
FTSE/JSE Top 40 Index 102 3/2020 ZAR 3,740,340 (35,415)
FTSE/MIB Index 28 3/2020 EUR 3,676,260 (22,333)
KC HRW Wheat 22 3/2020 USD 534,600 50,723

31
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
KOSPI 200 Index 20 3/2020 KRW $ 1,276,320 $ 58,122
LME Aluminum Base Metal 1 3/2020 USD 45,181 1,278
LME Aluminum Base Metal 1 3/2020 USD 45,129 898
LME Aluminum Base Metal 1 3/2020 USD 45,112 890
LME Aluminum Base Metal 1 3/2020 USD 45,172 969
LME Aluminum Base Metal 2 3/2020 USD 90,379 2,698
LME Aluminum Base Metal 2 3/2020 USD 90,414 1,672
LME Aluminum Base Metal 3 3/2020 USD 135,439 4,855
LME Aluminum Base Metal 3 3/2020 USD 135,413 3,816
LME Aluminum Base Metal 3 3/2020 USD 135,744 (906)
LME Aluminum Base Metal 3 3/2020 USD 135,361 1,172
LME Aluminum Base Metal 4 3/2020 USD 180,965 4,148
LME Aluminum Base Metal 4 3/2020 USD 181,000 (1,112)
LME Aluminum Base Metal 4 3/2020 USD 180,933 543
LME Aluminum Base Metal 5 3/2020 USD 226,178 (695)
LME Aluminum Base Metal 7 3/2020 USD 316,589 1,536
LME Aluminum Base Metal 7 3/2020 USD 316,575 3,472
LME Aluminum Base Metal 47 3/2020 USD 2,126,750 19,164
LME Copper Base Metal 1 3/2020 USD 154,277 8,024
LME Copper Base Metal 1 3/2020 USD 154,330 2,087
LME Copper Base Metal 1 3/2020 USD 154,370 25
LME Copper Base Metal 1 3/2020 USD 154,348 1,078
LME Copper Base Metal 3 3/2020 USD 463,125 2,947
LME Nickel Base Metal 1 3/2020 USD 84,067 1,999
LME Nickel Base Metal 1 3/2020 USD 84,122 (1,123)
LME Nickel Base Metal 1 3/2020 USD 84,126 (1,017)
LME Nickel Base Metal 3 3/2020 USD 252,450 5,271
LME Zinc Base Metal 1 3/2020 USD 56,814 (679)
LME Zinc Base Metal 1 3/2020 USD 56,800 (342)
LME Zinc Base Metal 1 3/2020 USD 56,812 (107)
LME Zinc Base Metal 1 3/2020 USD 56,900 1,259
LME Zinc Base Metal 1 3/2020 USD 56,908 292
LME Zinc Base Metal 1 3/2020 USD 56,889 1,149
LME Zinc Base Metal 2 3/2020 USD 113,638 (2,748)
LME Zinc Base Metal 2 3/2020 USD 113,792 836
LME Zinc Base Metal 2 3/2020 USD 113,785 2,529
LME Zinc Base Metal 2 3/2020 USD 113,772 2,266
LME Zinc Base Metal 2 3/2020 USD 113,633 (3,264)
LME Zinc Base Metal 2 3/2020 USD 113,765 2,009
LME Zinc Base Metal 2 3/2020 USD 113,813 2,807
LME Zinc Base Metal 3 3/2020 USD 170,708 3,638
LME Zinc Base Metal 12 3/2020 USD 682,425 (8,571)
MSCI EAFE E-Mini Index 18 3/2020 USD 1,832,850 488
MSCI Emerging Markets E-Mini Index 121 3/2020 USD 6,777,210 95,166
NASDAQ 100 E-Mini Index 36 3/2020 USD 6,301,620 105,589
Nikkei 225 Index 42 3/2020 JPY 9,137,914 120,656
Palladium 6 3/2020 USD 1,145,580 92,174
Russell 2000 E-Mini Index 234 3/2020 USD 19,546,020 224,763
S&P 500 E-Mini Index 52 3/2020 USD 8,400,860 144,332
S&P Midcap 400 E-Mini Index 29 3/2020 USD 5,987,920 54,810
S&P/TSX 60 Index 266 3/2020 CAD 41,476,786 (45,949)
Silver 28 3/2020 USD 2,508,940 69,172
Soybean Oil 43 3/2020 USD 897,066 51,205
SPI 200 Index 121 3/2020 AUD 14,016,807 (383,520)
TOPIX Index 164 3/2020 JPY 25,976,163 105,038
U.S. Treasury 2 Year Note 42 3/2020 USD 9,051,000 (508)

32
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
U.S. Treasury 5 Year Note 24 3/2020 USD $ 2,846,625 $ (1,299)
U.S. Treasury Long Bond 10 3/2020 USD 1,559,063 (24,445)
U.S. Treasury Ultra Bond 5 3/2020 USD 908,281 (17,614)
Wheat 138 3/2020 USD 3,855,375 197,551
Platinum 21 4/2020 USD 1,026,690 34,982
3 Month Sterling 34 6/2020 GBP 5,589,017 (2,268)
3 Month Sterling 35 9/2020 GBP 5,754,559 (2,263)
ASX 90 Day Bank Accepted Bill 11 9/2020 AUD 7,703,863 (2,637)
3 Month Sterling 43 12/2020 GBP 7,069,531 (154)
3 Month Sterling 31 3/2021 GBP 5,096,895 (468)
3 Month Sterling 28 6/2021 GBP 4,602,720 (121)
3 Month Sterling 23 9/2021 GBP 3,780,044 (232)
3 Month Sterling 19 12/2021 GBP 3,121,701 (296)
2,863,253
Short Contracts
LME Aluminum Base Metal (1) 1/2020 USD (44,631) (1,202)
LME Aluminum Base Metal (1) 1/2020 USD (44,715) (1,761)
LME Aluminum Base Metal (1) 1/2020 USD (44,598) (1,651)
LME Aluminum Base Metal (2) 1/2020 USD (89,761) (2,716)
LME Aluminum Base Metal (3) 1/2020 USD (134,194) (5,671)
LME Aluminum Base Metal (3) 1/2020 USD (134,366) (4,099)
LME Aluminum Base Metal (4) 1/2020 USD (179,475) (6,024)
LME Aluminum Base Metal (4) 1/2020 USD (178,458) (4,445)
LME Aluminum Base Metal (5) 1/2020 USD (222,656) (8,436)
LME Aluminum Base Metal (5) 1/2020 USD (224,938) (9,512)
LME Aluminum Base Metal (6) 1/2020 USD (267,888) (6,617)
LME Aluminum Base Metal (6) 1/2020 USD (268,800) (10,461)
LME Aluminum Base Metal (6) 1/2020 USD (269,420) (7,225)
LME Aluminum Base Metal (6) 1/2020 USD (268,388) (10,771)
LME Aluminum Base Metal (8) 1/2020 USD (359,134) (7,358)
LME Aluminum Base Metal (8) 1/2020 USD (357,942) (12,055)
LME Aluminum Base Metal (10) 1/2020 USD (448,115) (17,424)
LME Aluminum Base Metal (19) 1/2020 USD (851,637) (32,979)
LME Copper Base Metal (1) 1/2020 USD (154,021) (6,324)
LME Copper Base Metal (1) 1/2020 USD (153,725) (11,953)
LME Copper Base Metal (1) 1/2020 USD (153,963) (9,228)
LME Copper Base Metal (1) 1/2020 USD (153,844) (11,465)
LME Copper Base Metal (1) 1/2020 USD (154,032) (7,810)
LME Copper Base Metal (1) 1/2020 USD (153,957) (6,809)
LME Copper Base Metal (1) 1/2020 USD (153,935) (8,147)
LME Copper Base Metal (1) 1/2020 USD (153,946) (8,495)
LME Copper Base Metal (2) 1/2020 USD (308,021) (11,764)
LME Copper Base Metal (2) 1/2020 USD (307,775) (19,854)
LME Copper Base Metal (2) 1/2020 USD (307,999) (12,955)
LME Copper Base Metal (3) 1/2020 USD (464,700) (39,808)
LME Copper Base Metal (6) 1/2020 USD (923,288) (57,781)
LME Nickel Base Metal (1) 1/2020 USD (83,814) 16,845
LME Nickel Base Metal (1) 1/2020 USD (83,891) 16,666
LME Nickel Base Metal (1) 1/2020 USD (83,799) 19,830
LME Nickel Base Metal (1) 1/2020 USD (83,765) 21,883
LME Nickel Base Metal (1) 1/2020 USD (83,897) 16,486
LME Nickel Base Metal (1) 1/2020 USD (83,846) 13,291
LME Nickel Base Metal (1) 1/2020 USD (83,859) 14,568
LME Nickel Base Metal (2) 1/2020 USD (167,731) 34,223
LME Nickel Base Metal (2) 1/2020 USD (167,400) 44,654
LME Nickel Base Metal (2) 1/2020 USD (167,820) 32,632

33
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 1/2020 USD $ (56,988) $ 5,135
LME Zinc Base Metal (1) 1/2020 USD (57,006) 3,391
LME Zinc Base Metal (1) 1/2020 USD (57,016) 719
LME Zinc Base Metal (2) 1/2020 USD (113,975) 13,594
LME Zinc Base Metal (2) 1/2020 USD (113,975) 12,669
LME Zinc Base Metal (2) 1/2020 USD (113,975) 932
LME Zinc Base Metal (2) 1/2020 USD (113,975) 10,019
LME Zinc Base Metal (2) 1/2020 USD (113,975) 9,519
LME Zinc Base Metal (3) 1/2020 USD (173,419) 2,410
LME Zinc Base Metal (3) 1/2020 USD (171,113) 7,955
LME Zinc Base Metal (3) 1/2020 USD (171,088) 8,922
LME Zinc Base Metal (3) 1/2020 USD (171,075) 10,680
LME Zinc Base Metal (4) 1/2020 USD (227,950) 20,864
LME Zinc Base Metal (4) 1/2020 USD (227,950) 22,063
LME Zinc Base Metal (4) 1/2020 USD (227,950) 15,713
LME Zinc Base Metal (5) 1/2020 USD (284,938) 32,048
Natural Gas (650) 1/2020 USD (14,228,500) 503,622
Lean Hogs (18) 2/2020 USD (514,260) 5,345
LME Aluminum Base Metal (1) 2/2020 USD (45,060) (1,608)
LME Aluminum Base Metal (1) 2/2020 USD (45,077) (1,092)
LME Aluminum Base Metal (1) 2/2020 USD (45,025) (1,536)
LME Aluminum Base Metal (1) 2/2020 USD (45,025) (1,661)
LME Aluminum Base Metal (1) 2/2020 USD (45,025) (1,453)
LME Aluminum Base Metal (1) 2/2020 USD (45,020) (1,479)
LME Aluminum Base Metal (2) 2/2020 USD (90,171) (2,077)
LME Aluminum Base Metal (2) 2/2020 USD (90,137) (2,952)
LME Aluminum Base Metal (4) 2/2020 USD (179,991) (4,019)
LME Aluminum Base Metal (4) 2/2020 USD (179,969) (3,281)
LME Aluminum Base Metal (10) 2/2020 USD (449,540) 2,931
LME Aluminum Base Metal (10) 2/2020 USD (449,485) 3,986
LME Aluminum Base Metal (10) 2/2020 USD (449,868) (7,647)
LME Aluminum Base Metal (11) 2/2020 USD (494,373) (3,737)
LME Aluminum Base Metal (16) 2/2020 USD (719,352) 5,701
LME Copper Base Metal (1) 2/2020 USD (154,075) (7,377)
LME Copper Base Metal (1) 2/2020 USD (154,182) (8,660)
LME Copper Base Metal (1) 2/2020 USD (154,096) (5,880)
LME Copper Base Metal (1) 2/2020 USD (154,085) (6,107)
LME Copper Base Metal (1) 2/2020 USD (154,161) (7,751)
LME Copper Base Metal (1) 2/2020 USD (154,171) (8,349)
LME Copper Base Metal (1) 2/2020 USD (154,163) (6,972)
LME Copper Base Metal (2) 2/2020 USD (308,214) (10,238)
LME Nickel Base Metal (1) 2/2020 USD (84,000) 2,191
LME Nickel Base Metal (1) 2/2020 USD (83,943) 12,534
LME Nickel Base Metal (1) 2/2020 USD (84,028) 3,254
LME Nickel Base Metal (1) 2/2020 USD (84,044) (733)
LME Nickel Base Metal (1) 2/2020 USD (83,972) 8,975
LME Nickel Base Metal (1) 2/2020 USD (83,995) 4,546
LME Nickel Base Metal (1) 2/2020 USD (84,000) 3,347
LME Nickel Base Metal (1) 2/2020 USD (84,039) 2,478
LME Nickel Base Metal (2) 2/2020 USD (168,011) 4,175
LME Nickel Base Metal (2) 2/2020 USD (167,953) 14,013
LME Zinc Base Metal (1) 2/2020 USD (56,988) 6,660
LME Zinc Base Metal (1) 2/2020 USD (56,944) 1,581
LME Zinc Base Metal (1) 2/2020 USD (56,958) 1,911
LME Zinc Base Metal (1) 2/2020 USD (56,919) 1,428
LME Zinc Base Metal (1) 2/2020 USD (56,914) 591

34
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 2/2020 USD $ (56,988) $ 6,260
LME Zinc Base Metal (1) 2/2020 USD (56,913) 168
LME Zinc Base Metal (1) 2/2020 USD (56,988) 4,945
LME Zinc Base Metal (1) 2/2020 USD (56,973) 3,179
LME Zinc Base Metal (1) 2/2020 USD (56,911) 485
LME Zinc Base Metal (2) 2/2020 USD (113,819) 246
LME Zinc Base Metal (2) 2/2020 USD (113,975) 10,357
LME Zinc Base Metal (2) 2/2020 USD (113,975) 10,230
LME Zinc Base Metal (3) 2/2020 USD (170,752) 1,335
Australia 10 Year Bond (2) 3/2020 AUD (200,642) (226)
Canada 10 Year Bond (5) 3/2020 CAD (529,360) 8,553
Euro-Bobl (36) 3/2020 EUR (5,396,140) 25,067
Euro-BTP (148) 3/2020 EUR (23,650,012) 20,554
Euro-Bund (15) 3/2020 EUR (2,868,579) 43,340
Euro-Buxl (1) 3/2020 EUR (222,523) 3,301
Euro-OAT (14) 3/2020 EUR (2,556,108) 37,031
Euro-Schatz (444) 3/2020 EUR (55,732,584) 38,398
Japan 10 Year Bond (2) 3/2020 JPY (2,801,160) (3,826)
LME Aluminum Base Metal (1) 3/2020 USD (45,172) (1,080)
LME Aluminum Base Metal (1) 3/2020 USD (45,129) (1,100)
LME Aluminum Base Metal (1) 3/2020 USD (45,181) (1,307)
LME Aluminum Base Metal (1) 3/2020 USD (45,112) (1,252)
LME Aluminum Base Metal (2) 3/2020 USD (90,379) (2,544)
LME Aluminum Base Metal (2) 3/2020 USD (90,414) (1,819)
LME Aluminum Base Metal (3) 3/2020 USD (135,361) (970)
LME Aluminum Base Metal (3) 3/2020 USD (135,413) (4,146)
LME Aluminum Base Metal (3) 3/2020 USD (135,439) (4,642)
LME Aluminum Base Metal (3) 3/2020 USD (135,744) 522
LME Aluminum Base Metal (4) 3/2020 USD (180,965) (4,177)
LME Aluminum Base Metal (4) 3/2020 USD (180,933) (343)
LME Aluminum Base Metal (4) 3/2020 USD (181,000) 1,913
LME Aluminum Base Metal (5) 3/2020 USD (226,178) 527
LME Aluminum Base Metal (7) 3/2020 USD (316,575) (5,026)
LME Aluminum Base Metal (7) 3/2020 USD (316,589) (2,616)
LME Aluminum Base Metal (84) 3/2020 USD (3,801,000) (109,040)
LME Copper Base Metal (1) 3/2020 USD (154,277) (7,816)
LME Copper Base Metal (1) 3/2020 USD (154,370) 127
LME Copper Base Metal (1) 3/2020 USD (154,330) (1,970)
LME Copper Base Metal (1) 3/2020 USD (154,348) (1,163)
LME Copper Base Metal (1) 3/2020 USD (154,375) (8,165)
LME Nickel Base Metal (1) 3/2020 USD (84,122) 908
LME Nickel Base Metal (1) 3/2020 USD (84,067) (3,051)
LME Nickel Base Metal (1) 3/2020 USD (84,126) 2,174
LME Nickel Base Metal (3) 3/2020 USD (252,450) 60
LME Zinc Base Metal (1) 3/2020 USD (56,900) (1,090)
LME Zinc Base Metal (1) 3/2020 USD (56,889) (1,292)
LME Zinc Base Metal (1) 3/2020 USD (56,908) (612)
LME Zinc Base Metal (1) 3/2020 USD (56,812) 23
LME Zinc Base Metal (1) 3/2020 USD (56,814) 871
LME Zinc Base Metal (1) 3/2020 USD (56,800) 422
LME Zinc Base Metal (2) 3/2020 USD (113,633) 2,512
LME Zinc Base Metal (2) 3/2020 USD (113,638) 2,632
LME Zinc Base Metal (2) 3/2020 USD (113,792) (1,390)
LME Zinc Base Metal (2) 3/2020 USD (113,772) (2,376)
LME Zinc Base Metal (2) 3/2020 USD (113,813) (3,049)
LME Zinc Base Metal (2) 3/2020 USD (113,765) (1,873)

35
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 3/2020 USD $ (113,785) $ (2,260)
LME Zinc Base Metal (3) 3/2020 USD (170,708) (2,486)
LME Zinc Base Metal (21) 3/2020 USD (1,194,244) (17,237)
Long Gilt (4) 3/2020 GBP (696,104) (836)
U.S. Treasury 10 Year Note (2) 3/2020 USD (256,844) 99
3 Month Canadian Bankers Acceptance (6) 6/2020 CAD (1,132,263) 159
3 Month Euro Euribor (261) 6/2020 EUR (73,472,711) 13,804
3 Month Eurodollar (24) 6/2020 USD (5,898,600) (576)
3 Month Euroswiss (10) 6/2020 CHF (2,601,519) 764
ASX 90 Day Bank Accepted Bill (3) 6/2020 AUD (2,100,847) (29)
3 Month Canadian Bankers Acceptance (6) 9/2020 CAD (1,132,436) 278
3 Month Euro Euribor (282) 9/2020 EUR (79,376,400) 24,683
3 Month Eurodollar (20) 9/2020 USD (4,918,250) 1,864
3 Month Euroswiss (6) 9/2020 CHF (1,560,911) 547
3 Month Euro Euribor (180) 12/2020 EUR (50,660,739) 15,902
3 Month Eurodollar (16) 12/2020 USD (3,935,200) 1,341
3 Month Euroswiss (3) 12/2020 CHF (780,301) 270
3 Month Euro Euribor (70) 3/2021 EUR (19,698,454) 6,249
3 Month Eurodollar (12) 3/2021 USD (2,953,200) 990
3 Month Euro Euribor (34) 6/2021 EUR (9,565,914) 8,293
3 Month Eurodollar (7) 6/2021 USD (1,722,700) (289)
3 Month Euro Euribor (30) 9/2021 EUR (8,438,409) 5,752
3 Month Eurodollar (8) 9/2021 USD (1,968,700) (314)
3 Month Euro Euribor (17) 12/2021 EUR (4,780,335) 3,035
3 Month Eurodollar (6) 12/2021 USD (1,475,925) (275)
647,478
$ 3,510,731
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 67,000,996 USD 46,200,599 CITI 3/18/2020 $ 904,951
AUD 67,001,004 USD 46,200,662 JPMC 3/18/2020 904,894
BRL 24,485,500 USD 5,983,664 CITI
**
3/18/2020 84,354
BRL 24,485,500 USD 5,983,672 JPMC
**
3/18/2020 84,347
CAD 58,875,503 USD 44,458,046 CITI 3/18/2020 893,423
CAD 58,875,497 USD 44,458,097 JPMC 3/18/2020 893,367
CHF 32,432,493 USD 33,039,430 CITI 3/18/2020 651,897
CHF 32,432,507 USD 33,039,485 JPMC 3/18/2020 651,856
CLP 380,149,000 USD 475,634 CITI
**
3/18/2020 30,356
CLP 380,149,000 USD 475,634 JPMC
**
3/18/2020 30,355
COP 2,283,624,004 USD 676,452 CITI
**
3/18/2020 15,760
COP 2,283,623,996 USD 676,453 JPMC
**
3/18/2020 15,759
EUR 25,108,999 USD 28,020,740 CITI 3/18/2020 277,101
EUR 25,109,001 USD 28,020,777 JPMC 3/18/2020 277,066
GBP 25,655,508 USD 33,516,452 CITI 3/18/2020 537,322
GBP 25,655,490 USD 33,516,470 JPMC 3/18/2020 537,279
HUF 3,307,678,927 USD 11,177,435 CITI 3/18/2020 75,064
HUF 3,307,678,927 USD 11,177,048 JPMC 3/18/2020 75,450
IDR 101,727,526,148 USD 7,144,237 CITI
**
3/18/2020 164,275
IDR 101,727,526,164 USD 7,144,246 JPMC
**
3/18/2020 164,266

36
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 10,817,880 USD 3,135,425 CITI 3/18/2020 $ 9,997
ILS 10,817,872 USD 3,135,427 JPMC 3/18/2020 9,992
INR 107,258,012 USD 1,482,106 CITI
**
3/18/2020 12,161
INR 107,258,020 USD 1,482,108 JPMC
**
3/18/2020 12,159
JPY 54,595,500 USD 501,793 CITI 3/18/2020 2,830
JPY 54,595,500 USD 501,793 JPMC 3/18/2020 2,830
KRW 28,247,446,000 USD 24,312,322 CITI
**
3/18/2020 174,513
KRW 28,247,446,000 USD 24,312,352 JPMC
**
3/18/2020 174,484
MXN 203,036,004 USD 10,309,860 CITI 3/18/2020 309,038
MXN 203,036,004 USD 10,309,873 JPMC 3/18/2020 309,025
NOK 133,768,000 USD 14,915,006 CITI 3/18/2020 325,172
NOK 133,768,000 USD 14,917,040 JPMC 3/18/2020 323,138
NZD 100,748,002 USD 65,471,417 CITI 3/18/2020 2,425,928
NZD 100,747,998 USD 65,471,496 JPMC 3/18/2020 2,425,847
PHP 145,434,000 USD 2,848,742 CITI
**
3/18/2020 12,950
PHP 145,434,000 USD 2,848,745 JPMC
**
3/18/2020 12,947
PLN 55,964,007 USD 14,499,992 CITI 3/18/2020 253,818
PLN 55,963,994 USD 14,500,007 JPMC 3/18/2020 253,800
SEK 99,234,500 USD 10,474,825 CITI 3/18/2020 158,435
SEK 99,234,500 USD 10,474,838 JPMC 3/18/2020 158,422
SGD 7,311,000 USD 5,379,549 CITI 3/18/2020 60,305
SGD 7,311,000 USD 5,379,556 JPMC 3/18/2020 60,298
TWD 115,363,500 USD 3,818,399 CITI
**
3/18/2020 60,641
TWD 115,363,500 USD 3,818,404 JPMC
**
3/18/2020 60,637
USD 1,294,525 GBP 967,500 CITI 3/18/2020 10,316
USD 1,294,523 GBP 967,500 JPMC 3/18/2020 10,314
USD 236,507 INR 16,932,000 CITI
**
3/18/2020 619
USD 236,507 INR 16,932,000 JPMC
**
3/18/2020 618
USD 5,368,467 JPY 579,137,536 CITI 3/18/2020 15,530
USD 5,368,461 JPY 579,137,536 JPMC 3/18/2020 15,524
USD 435,807 MXN 8,309,000 CITI 3/18/2020 1,242
USD 435,807 MXN 8,309,000 JPMC 3/18/2020 1,241
USD 751,770 PHP 38,174,000 CITI
**
3/18/2020 624
USD 751,769 PHP 38,174,000 JPMC
**
3/18/2020 623
USD 507,876 SEK 4,720,000 CITI 3/18/2020 2,114
USD 507,875 SEK 4,720,000 JPMC 3/18/2020 2,114
ZAR 46,990,004 USD 3,202,061 CITI 3/18/2020 119,805
ZAR 46,989,996 USD 3,202,064 JPMC 3/18/2020 119,801
Total unrealized appreciation 15,178,994
CLP 176,119,000 USD 235,025 CITI
**
3/18/2020 (607)
CLP 176,119,000 USD 235,026 JPMC
**
3/18/2020 (607)
COP 25,546,000 USD 7,771 CITI
**
3/18/2020 (27)
COP 25,546,000 USD 7,771 JPMC
**
3/18/2020 (27)
HUF 427,449,573 USD 1,458,004 CITI 3/18/2020 (3,850)
HUF 427,449,573 USD 1,458,006 JPMC 3/18/2020 (3,851)
ILS 3,987,124 USD 1,160,336 CITI 3/18/2020 (1,035)
ILS 3,987,124 USD 1,160,337 JPMC 3/18/2020 (1,035)
INR 20,876,500 USD 292,498 CITI
**
3/18/2020 (1,657)
INR 20,876,500 USD 292,498 JPMC
**
3/18/2020 (1,656)
JPY 216,323,000 USD 2,004,745 CITI 3/18/2020 (5,283)
JPY 216,323,000 USD 2,004,748 JPMC 3/18/2020 (5,286)
NZD 1,408,000 USD 949,548 CITI 3/18/2020 (651)
NZD 1,408,000 USD 949,549 JPMC 3/18/2020 (653)
SEK 3,742,500 USD 402,387 CITI 3/18/2020 (1,367)
SEK 3,742,500 USD 402,387 JPMC 3/18/2020 (1,368)
USD 57,422,028 AUD 84,079,996 CITI 3/18/2020 (1,691,040)
USD 57,421,962 AUD 84,080,004 JPMC 3/18/2020 (1,691,112)
USD 6,425,570 BRL 27,271,000 CITI
**
3/18/2020 (332,754)

37
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,425,562 BRL 27,271,000 JPMC
**
3/18/2020 $ (332,762)
USD 22,948,180 CAD 30,223,500 CITI 3/18/2020 (332,812)
USD 22,948,152 CAD 30,223,500 JPMC 3/18/2020 (332,840)
USD 13,452,632 CHF 13,244,000 CITI 3/18/2020 (305,420)
USD 13,452,615 CHF 13,244,000 JPMC 3/18/2020 (305,437)
USD 1,493,645 CLP 1,171,994,040 CITI
**
3/18/2020 (66,311)
USD 1,493,643 CLP 1,171,994,024 JPMC
**
3/18/2020 (66,313)
USD 633,674 COP 2,229,445,008 CITI
**
3/18/2020 (42,115)
USD 633,673 COP 2,229,445,000 JPMC
**
3/18/2020 (42,116)
USD 47,459,054 EUR 42,641,999 CITI 3/18/2020 (598,477)
USD 47,459,001 EUR 42,642,004 JPMC 3/18/2020 (598,537)
USD 21,324,934 GBP 16,290,500 CITI 3/18/2020 (298,220)
USD 21,324,908 GBP 16,290,500 JPMC 3/18/2020 (298,246)
USD 13,557,452 HUF 4,077,902,520 CITI 3/18/2020 (315,295)
USD 13,557,435 HUF 4,077,902,512 JPMC 3/18/2020 (315,312)
USD 3,625,093 IDR 51,584,712,000 CITI
**
3/18/2020 (80,960)
USD 3,625,088 IDR 51,584,712,000 JPMC
**
3/18/2020 (80,964)
USD 2,346,252 ILS 8,144,000 CITI 3/18/2020 (21,709)
USD 2,346,249 ILS 8,144,000 JPMC 3/18/2020 (21,712)
USD 663,309 INR 47,780,000 CITI
**
3/18/2020 (2,339)
USD 663,308 INR 47,780,000 JPMC
**
3/18/2020 (2,339)
USD 18,475,768 JPY 2,007,257,040 CITI 3/18/2020 (77,200)
USD 18,475,745 JPY 2,007,257,036 JPMC 3/18/2020 (77,224)
USD 26,228,025 KRW 31,044,110,620 CITI
**
3/18/2020 (683,153)
USD 26,227,992 KRW 31,044,110,627 JPMC
**
3/18/2020 (683,185)
USD 8,019,963 MXN 157,362,001 CITI 3/18/2020 (210,159)
USD 8,019,953 MXN 157,361,999 JPMC 3/18/2020 (210,168)
USD 15,172,715 NOK 139,005,500 CITI 3/18/2020 (664,171)
USD 15,172,697 NOK 139,005,500 JPMC 3/18/2020 (664,190)
USD 34,750,355 NZD 54,103,002 CITI 3/18/2020 (1,711,412)
USD 34,750,309 NZD 54,102,998 JPMC 3/18/2020 (1,711,456)
USD 79,748 PHP 4,066,000 CITI
**
3/18/2020 (258)
USD 79,748 PHP 4,066,000 JPMC
**
3/18/2020 (258)
USD 7,824,022 PLN 30,202,003 CITI 3/18/2020 (138,142)
USD 7,824,011 PLN 30,201,997 JPMC 3/18/2020 (138,152)
USD 3,084,386 SEK 29,194,000 CITI 3/18/2020 (43,834)
USD 3,084,382 SEK 29,194,000 JPMC 3/18/2020 (43,838)
USD 2,413,296 SGD 3,286,500 CITI 3/18/2020 (32,072)
USD 2,413,293 SGD 3,286,500 JPMC 3/18/2020 (32,075)
USD 2,469,818 TWD 74,607,000 CITI
**
3/18/2020 (38,805)
USD 2,469,815 TWD 74,607,000 JPMC
**
3/18/2020 (38,808)
USD 1,627,372 ZAR 24,296,000 CITI 3/18/2020 (90,186)
USD 1,627,370 ZAR 24,296,000 JPMC 3/18/2020 (90,188)
Total unrealized depreciation (15,583,036)
Net unrealized depreciation $ (404,042)
** Non-deliverable forward.

38
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2019
Collateral pledged to, or (received from), each counterparty at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 8,065,104 $ 8,065,104
CITI
Investment Companies 2,625,010 – 2,625,010
GSCO
Cash – 549,013 549,013
GSIN
Cash (560,000) – (560,000)
U.S. Treasury Bills 1,284,716 – 1,284,716
JPMC
Investment Companies 4,500,121 – 4,500,121
JPMS
Cash – 1,524,656 1,524,656
MLIN
Cash (1,240,000) – (1,240,000)
MSCL
Cash – 159,676 159,676
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2019 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 137,984 $ – $ 137,984
GSCO
Cash – 1,229,107 1,229,107
GSIN
U.S. Treasury Bills 1,019,332 – 1,019,332
JPPC
Cash – 341,679 341,679
MSCL
Cash – (2,566,670) (2,566,670)
U.S. Treasury Bills – 5,142,348 5,142,348
SOCG
Cash 259,713 – 259,713

39
Consolidated Schedule of Investments
AQR Funds | Annual Report | December 2019
December 31, 2019
The accompanying notes are an integral part of these financial statements.
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
SOCG - Societe Generale

Consolidated Statements of Assets and Liabilities
40
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR MANAGED
FUTURES
STRATEGY
FUND **
AQR MANAGED
FUTURES
STRATEGY HV
FUND **
ASSETS:
Investments in securities of unaffiliated issuers, at cost ............................................. $ 4,011,705,377 $ 270,031,111
Investments in securities of affiliated issuers, at cost ............................................... 615,836,668 —
Investments in securities of unaffiliated issuers, at value ............................................ $ 4,013,472,716 $ 270,119,153
Investments in securities of affiliated issuers, at value .............................................. 615,883,359 —
Cash ................................................................................... — 727
Cash denominated in foreign currencies
‡
........................................................ 3,995,914 356,982
Unrealized appreciation on forward foreign currency exchange contracts ................................ 162,682,815 15,178,994
Unrealized appreciation on OTC swaps ......................................................... 24,204,737 2,281,410
Due from broker .......................................................................... 4,588,315 533,669
Deposits with brokers for futures contracts ....................................................... 114,659,474 13,998,504
Variation margin on futures contracts ........................................................... 571,465 51,133
Receivables:
Securities sold ......................................................................... 1,261,484,632 105,352,728
Dividends ............................................................................. 1,066,916 76,129
Capital shares sold ...................................................................... 6,016,726 5,779,145
Prepaid expenses ......................................................................... 107,594 37,714
Total Assets 6,208,734,663 413,766,288
LIABILITIES:
Due to custodian .......................................................................... 5,705 —
Due to broker ............................................................................ 31,060,005 1,808,793
Unrealized depreciation on forward foreign currency exchange contracts ................................ 166,869,424 15,583,036
Unrealized depreciation on OTC swaps ......................................................... 9,403,071 864,658
Deposits from brokers for futures contracts ...................................................... 161,621 —
Variation margin on futures contracts ........................................................... 13,016,763 1,236,341
Payables: – –
Securities purchased ..................................................................... 1,562,596,438 106,834,377
Accrued investment advisory fees ........................................................... 3,982,790 329,587
Accrued distribution fees—Class N .......................................................... 317,750 7,014
Capital shares redeemed ................................................................. 17,784,255 326,391
Other accrued expenses and liabilities .......................................................... 1,111,587 162,257
Total Liabilities 1,806,309,409 127,152,454
Net Assets $ 4,402,425,254 $ 286,613,834
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................ $ 5,317,852,984 $ 372,126,258
Total distributable earnings (loss) ............................................................. (915,427,730) (85,512,424)
Net Assets $ 4,402,425,254 $ 286,613,834
NET ASSETS:
Class I ................................................................................. $ 2,315,082,883 $ 159,509,945
Class N ................................................................................. 1,506,754,981 31,794,323
Class R6 ................................................................................ 580,587,390 95,309,566
SHARES OUTSTANDING: – –
Class I ................................................................................. 278,773,489 20,878,442
Class N ................................................................................. 184,612,537 4,203,751
Class R6 ................................................................................ 69,815,972 12,444,742
NET ASSET VALUE: – –
Class I ................................................................................. $ 8.30 $ 7.64
Class N ................................................................................. $ 8.16 $ 7.56
Class R6 ................................................................................ $ 8.32 $ 7.66
‡
Cash denominated in foreign currencies at cost .................................................. $ 3,963,863 $ 353,869
** See Note 2 in the Notes to Consolidated Financial Statements for additional information.

Consolidated Statements of Operations
41
AQR Funds | Annual Report | December 31, 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR MANAGED
FUTURES
STRATEGY
FUND**
AQR MANAGED
FUTURES
STRATEGY HV
FUND**
FOR THE
YEAR ENDED
DECEMBER 31,
2019
FOR THE
YEAR ENDED
DECEMBER 31,
2019
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
.................................................................. $ 6,618,147 $ 1,514,313
Affiliated issuers ..................................................................... 12,990,537 —
Interest income: — —
Unaffiliated issuers ................................................................... 103,212,749 6,222,894
Interfund lending income ................................................................. 7,443 —
Total Income 122,828,876 7,737,207
EXPENSES:
Investment advisory fees ................................................................. 58,500,766 5,218,139
Custody fees .......................................................................... 333,007 75,134
Administration & accounting fees ........................................................... 2,300,020 159,333
Legal fees ............................................................................ 259,366 18,733
Audit & tax fees ........................................................................ 122,075 104,657
Shareholder reporting fees ............................................................... 688,605 52,912
Transfer agent fees ..................................................................... 4,091,613 247,331
Trustee fees .......................................................................... 289,570 24,077
Distribution fees—Class N ................................................................ 4,041,080 124,026
Interest expense ....................................................................... 160,748 7,913
Registration fees ....................................................................... 196,372 114,432
Pricing fee ........................................................................... 259 93
Other expenses ....................................................................... 303,740 20,931
Total Expenses 71,287,221 6,167,711
Less fee waivers and/or reimbursements ..................................................... — (220,825)
Net Expenses 71,287,221 5,946,886
Net Investment Income (Loss) 51,541,655 1,790,321
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... 11,065 13,465
Transactions in investment securities of affiliated issuers ...................................... 45,413 —
Settlement of foreign currency and foreign currency transactions ................................. (12,424,983) (1,035,603)
Settlement of forward foreign currency contracts ............................................. (187,914,326) (18,613,081)
Expiration or closing of futures contracts ................................................... 319,692,516 31,226,620
Expiration or closing of swap contracts .................................................... (52,802,759) (5,176,650)
Net realized gain (loss) 66,606,926 6,414,751
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................ 3,076,259 99,854
Investment securities of affiliated issuers .................................................. (18,848) —
Foreign currency and foreign currency transactions ........................................... (613,242) (60,156)
Forward foreign currency exchange contracts ............................................... 70,823,386 7,559,547
Futures contracts .................................................................... (64,133,647) (7,153,012)
Swap contracts ...................................................................... 8,917,466 781,275
Net change in unrealized appreciation (depreciation) 18,051,374 1,227,508
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 84,658,300 7,642,259
Net increase (decrease) in net assets resulting from operations $ 136,199,955 $ 9,432,580
________________
†
Net of foreign taxes withheld of ........................................................... $ 82,097 $ —
** See Note 2 in the Notes to Consolidated Financial Statements for additional information.

Consolidated Statements of Changes in Net Assets
(Continued)
42
AQR Funds | Annual Report | December 31, 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
OPERATIONS:
Net investment income (loss) ........................ $ 51,541,655 $ 51,227,733 $ 1,790,321 $ 87,395
Net realized gain (loss) ............................. 66,606,926 (840,523,198) 6,414,751 (92,615,582)
Net change in unrealized appreciation (depreciation) ....... 18,051,374 (114,196,271) 1,227,508 (10,779,667)
Net  increase (decrease) in net assets resulting from
operations 136,199,955 (903,491,736) 9,432,580 (103,307,854)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (72,188,260) — (6,093,026) —
Class N ......................................... (42,867,947) — (1,212,857) —
Class R6 ........................................ (18,402,528) — (3,954,833) —
Total distributions (133,458,735) — (11,260,716) —
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 899,174,831 2,614,472,764 76,270,170 179,261,874
Reinvestment of distributions ......................... 53,794,011 — 5,467,617 —
Cost of shares redeemed ........................... (2,913,997,154) (3,801,315,537) (165,956,260) (348,055,614)
Net increase (decrease) from capital transactions (1,961,028,312) (1,186,842,773) (84,218,473) (168,793,740)
CLASS N — — — —
Proceeds from shares sold .......................... 238,387,422 678,584,221 31,851,697 59,101,705
Reinvestment of distributions ......................... 42,833,600 — 1,211,674 —
Cost of shares redeemed ........................... (571,721,426) (1,931,685,708) (61,787,054) (87,274,290)
Net increase (decrease) from capital transactions (290,500,404) (1,253,101,487) (28,723,683) (28,172,585)
CLASS R6 — — — —
Proceeds from shares sold .......................... 188,451,274 444,551,835 45,535,658 101,293,925
Reinvestment of distributions ......................... 16,837,107 — 3,954,052 —
Cost of shares redeemed ........................... (592,377,421) (1,186,157,737) (133,309,091) (138,016,109)
Net increase (decrease) from capital transactions (387,089,040) (741,605,902) (83,819,381) (36,722,184)
Net increase (decrease) in net assets resulting from capital transactions (2,638,617,756) (3,181,550,162) (196,761,537) (233,688,509)
Total increase (decrease) in net assets (2,635,876,536) (4,085,041,898) (198,589,673) (336,996,363)
NET ASSETS:
Beginning of period ................................ 7,038,301,790 11,123,343,688 485,203,507 822,199,870
End of period ................................... $ 4,402,425,254 $ 7,038,301,790 $ 286,613,834 $ 485,203,507
$ — $ — $ — $ —

Consolidated Statements of Changes in Net Assets
43
AQR Funds | Annual Report | December 31, 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
FOR THE YEAR
ENDED DECEMBER
31, 2019
FOR THE YEAR
ENDED DECEMBER
31, 2018
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 505,883,440 645,147,269 31,271,904 50,683,732
Shares sold ..................................... 107,142,281 294,436,420 9,810,467 21,493,989
Shares issued on reinvestment of distributions ........... 6,512,592 — 721,322 —
Shares redeemed ................................. (340,764,824) (433,700,249) (20,925,251) (40,905,817)
Shares outstanding, end of period 278,773,489 505,883,440 20,878,442 31,271,904
CLASS N
Shares outstanding, beginning of period ................ 219,062,904 365,313,253 7,661,123 10,760,367
Shares sold ..................................... 28,511,192 76,718,388 4,195,977 7,085,031
Shares issued on reinvestment of distributions ........... 5,281,578 — 161,557 —
Shares redeemed ................................. (68,243,137) (222,968,737) (7,814,906) (10,184,275)
Shares outstanding, end of period 184,612,537 219,062,904 4,203,751 7,661,123
CLASS R6
Shares outstanding, beginning of period ................ 115,388,592 199,171,371 23,133,614 28,585,910
Shares sold ..................................... 22,138,454 49,367,498 5,804,880 11,373,363
Shares issued on reinvestment of distributions ........... 2,035,926 — 520,955 —
Shares redeemed ................................. (69,747,000) (133,150,277) (17,014,707) (16,825,659)
Shares outstanding, end of period 69,815,972 115,388,592 12,444,742 23,133,614
**
See Note 2 in the Notes to Consolidated Financial Statements for additional information.

44
Consolidated Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.23 0.06 (0.88) (0.82) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.03) (0.06) (0.09) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.18 (0.08) (0.78) (0.86) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.63 (0.12) 0.34 0.22 (0.46) (0.21) (0.67)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.03 (0.86) (0.83) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 (0.06) (0.05) (0.11) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.09 (0.11) (0.77) (0.88) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.54 (0.15) 0.34 0.19 (0.43) (0.21) (0.64)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — (0.27)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.24 0.06 (0.88) (0.82) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.02) (0.06) (0.08) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.18 (0.07) (0.79) (0.86) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 10.62 (0.11) 0.34 0.23 (0.46) (0.21) (0.67)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.14 0.00
5
(1.32) (1.32) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.29 (0.08) (0.07) (0.15) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.70 (0.13) (1.28) (1.41) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 11.23 (0.18) 0.46 0.28 (0.51) (0.30) (0.81)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.02) (1.31) (1.33) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 (0.10) (0.07) (0.17) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.66 (0.16) (1.27) (1.43) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 11.21 (0.21) 0.46 0.25 (0.50) (0.30) (0.80)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.15 0.01 (1.32) (1.31) — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.30 (0.07) (0.08) (0.15) — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.70 (0.13) (1.27) (1.40) (0.00)
5
— (0.00)
5
FOR THE YEAR ENDED DECEMBER 31, 2015 $ 11.23 (0.17) 0.46 0.29 (0.52) (0.30) (0.82)
* Annualized for periods less than one year.
1 Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2 Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4 Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
5 Amount is less than $.005 per share.

45
Consolidated Financial Highlights
AQR Funds | Annual Report | December 2019
The accompanying notes are an integral part of these financial statements.
December 31, 2019
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.41 (8.88)% $ 4,254,642 1.16% 1.16% 1.16% 0.62% 0%
$ 9.23 (0.97)% $ 5,956,726 1.19% 1.19% 1.19% (0.38)% 0%
$ 9.32 (8.43)% $ 7,654,491 1.20% 1.20% 1.20% (0.81)% 0%
$ 10.18 2.00% $ 7,778,072 1.21% 1.21% 1.21% (1.11)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.27 (9.12)% $ 1,811,668 1.45% 1.45% 1.45% 0.30% 0%
$ 9.10 (1.19)% $ 3,325,717 1.46% 1.46% 1.46% (0.63)% 0%
$ 9.21 (8.71)% $ 3,334,207 1.48% 1.48% 1.47% (1.08)% 0%
$ 10.09 1.75% $ 1,588,011 1.47% 1.47% 1.47% (1.38)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.42 (8.87)% $ 971,992 1.11% 1.11% 1.11% 0.66% 0%
$ 9.24 (0.86)% $ 1,840,901 1.11% 1.11% 1.11% (0.27)% 0%
$ 9.32 (8.43)% $ 1,169,464 1.13% 1.13% 1.13% (0.73)% 0%
$ 10.18 2.16% $ 240,185 1.13% 1.13% 1.13% (1.01)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.82 (14.44)% $ 244,569 1.65% 1.64% 1.64% 0.00% 0%
$ 9.14 (1.61)% $ 463,124 1.64% 1.64% 1.64% (0.85)% 0%
$ 9.29 (13.17)% $ 411,599 1.66% 1.64% 1.64% (1.29)% 0%
$ 10.70 2.48% $ 258,691 1.65% 1.61% 1.61% (1.52)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.73 (14.68)% $ 59,231 1.91% 1.90% 1.90% (0.24)% 0%
$ 9.06 (1.84)% $ 97,440 1.90% 1.90% 1.90% (1.13)% 0%
$ 9.23 (13.40)% $ 116,422 1.91% 1.90% 1.90% (1.55)% 0%
$ 10.66 2.19% $ 137,115 1.92% 1.89% 1.89% (1.78)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%
$ 7.84 (14.32)% $ 181,404 1.56% 1.55% 1.55% 0.12% 0%
$ 9.15 (1.61)% $ 261,636 1.55% 1.55% 1.55% (0.75)% 0%
$ 9.30 (13.07)% $ 203,463 1.57% 1.55% 1.55% (1.20)% 0%
$ 10.70 2.54% $ 133,722 1.59% 1.55% 1.55% (1.45)% 0%

46
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of December 31, 2019, the Trust consists of thirty-
five active series, two of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Managed Futures Strategy
Fund and AQR Managed Futures Strategy HV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the
“Adviser”) serves as the investment adviser of each Fund.
The investment objective of AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund is to seek positive absolute returns.
Each fund offers Class I, Class N and Class R6 shares.
Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets and the Financial Highlights
of AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund (“Consolidated Funds”) include the accounts of AQR Managed
Futures Strategy Offshore Fund Ltd., and AQR Managed Futures Strategy HV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2019
% OF TOTAL
ASSETS AT
DECEMBER 31,
2019
AQR Managed Futures Strategy Offshore Fund Ltd ........................................... $ 1,019,591,685 16.0%
AQR Managed Futures Strategy HV Offshore Fund Ltd ........................................ 65,662,816 15.4%

47
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance.
Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of December
31, 2019, the Funds had no examinations in progress.
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

48
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities.
Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, the Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the
LPCI Fund. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI
Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.
Futures Contracts: The Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: The Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: The Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

49
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Master Agreements: The Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

50
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary
Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

51
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

52
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
During the period ended December 31, 2019, there were no transfers to or from Level 3 for either of the Funds. There were no Level 3 securities held at period end.
Federal Income Tax Matters
At December 31, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to differences in the tax treatment of mark to market gain/loss on regulated futures contracts and forward foreign currency contracts.
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 734,604,413 $ 3,894,751,662 $ – $ 4,629,356,075
Futures Contracts* ............................... 58,724,013 – – 58,724,013
Forward Foreign Currency Exchange Contracts* ........ – 162,682,815 – 162,682,815
Total Return Swaps Contracts* ...................... – 24,204,737 – 24,204,737
Total Assets $ 793,328,426 $ 4,081,639,214 $ – $ 4,874,967,640
LIABILITIES
Futures Contracts* ............................... $ (21,276,919) $ – $ – $ (21,276,919)
Forward Foreign Currency Exchange Contracts* ........ – (166,869,424) – (166,869,424)
Total Return Swaps Contracts* ...................... – (9,403,071) – (9,403,071)
Total Liabilities $ (21,276,919) $ (176,272,495) $ – $ (197,549,414)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 50,535,610 $ 219,583,543 $ – $ 270,119,153
Futures Contracts* ............................... 5,548,636 – – 5,548,636
Forward Foreign Currency Exchange Contracts* ........ – 15,178,994 – 15,178,994
Total Return Swaps Contracts* ...................... – 2,281,410 – 2,281,410
Total Assets $ 56,084,246 $ 237,043,947 $ – $ 293,128,193
LIABILITIES
Futures Contracts* ............................... $ (2,037,905) $ – $ – $ (2,037,905)
Forward Foreign Currency Exchange Contracts* ........ – (15,583,036) – (15,583,036)
Total Return Swaps Contracts* ...................... – (864,658) – (864,658)
Total Liabilities $ (2,037,905) $ (16,447,694) $ – $ (18,485,599)
*
Derivative instruments, including futures, total return swap, and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation swaps margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Managed Futures Strategy Fund ........................ $ 4,638,941,167 $ 240,419,262 $ (201,942,203) $ 38,477,059
AQR Managed Futures Strategy HV Fund ..................... 271,037,525 22,486,714 (18,881,645) 3,605,069

53
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
As of December 31, 2019, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
The differences between book basis and tax basis components of net assets are primarily attributable to mark to market on forward foreign currency exchange contracts, mark to market on regulated futures contracts, loss deferrals from tax straddles, certain late year loss deferrals, and capital loss carryforwards.
As of December 31, 2019, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of income from investments in the Cayman subsidiary. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal year-ends December 31, 2019 and December 31, 2018 were as follows:
During the year ended December 31, 2019, the Funds utilized capital loss carryforwards in the amounts listed below:
As of December 31, 2019, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:
Investment Transactions
During the year ended December 31, 2019, there was no cost of purchases or proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments).
FUND
CURRENT
DISTRIBUTABLE
ORDINARY
INCOME
CURRENT
DISTRIBUTABLE
LONG TERM
CAPITAL GAIN OR
TAX BASIS
CAPITAL LOSS
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
POST
OCTOBER
CAPITAL OR
LATE YEAR
ORDINARY
LOSS
DEFERRALS
OTHER
TEMPORARY
DIFFERENCES
TOTAL
ACCUMULATED
EARNINGS
AQR Managed Futures Strategy
Fund .................... $ 183,012 $ (923,131,445) $ 26,795,549 $ (21,500,307) $ 2,225,461 $ (915,427,730)
AQR Managed Futures Strategy
HV Fund ................. 17,118 (86,074,631) 2,490,260 (2,103,222) 158,051 (85,512,424)
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Managed Futures Strategy Fund ............................................... $ 227,769,302 $ (227,769,302)
AQR Managed Futures Strategy HV Fund ............................................ 23,474,540 (23,474,540)
DECEMBER 31, 2019 DECEMBER 31, 2018
FUND
ORDINARY
INCOME
CAPITAL
GAINS
RETURN OF
CAPITAL
ORDINARY
INCOME
CAPITAL
GAINS
RETURN OF
CAPITAL
AQR Managed Futures Strategy Fund ......... $ 133,458,735 $ — $ — $ — $ — $ —
AQR Managed Futures Strategy HV Fund ...... 11,260,716 — — — — —
FUND SHORT-TERM LONG-TERM
AQR Managed Futures Strategy Fund ....................................................... $ 71,310,999 $ 10,182,683
AQR Managed Futures Strategy HV Fund .................................................... 5,667,921 –
FUND SHORT-TERM LONG TERM
AQR Managed Futures Strategy Fund ............................................... $ 397,460,674 $ 525,670,771
AQR Managed Futures Strategy HV Fund ............................................ 38,881,764 47,192,867

54
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at December 31, 2019.
ASSETS LIABILITIES
FUND
UNREALIZED
APPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
UNREALIZED
APPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
UNREALIZED
DEPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
UNREALIZED
DEPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
Equity Risk Exposure:
AQR Managed Futures Strategy Fund ....... $ 12,121,808 $ 18,941,726 $ – $ 6,561,744 $ 20,908 $ –
AQR Managed Futures Strategy HV Fund .... 1,171,922 1,798,211 – 624,412 350 –
Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund ....... – – 162,682,815 – – 166,869,424
AQR Managed Futures Strategy HV Fund .... – – 15,178,994 – – 15,583,036
Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund ....... 2,785,341 – – 1,673,869 – –
AQR Managed Futures Strategy HV Fund .... 260,274 – – 181,690 – –
Commodity Risk Exposure:
AQR Managed Futures Strategy Fund ....... 43,816,864 5,263,011 – 13,041,306 9,382,163 –
AQR Managed Futures Strategy HV Fund .... 4,116,440 483,199 – 1,231,803 864,308 –
Net Fair Value of Derivative Contracts:
AQR Managed Futures Strategy Fund ....... 37,447,094 14,801,666 – – – 4,186,609
AQR Managed Futures Strategy HV Fund .... 3,510,731 1,416,752 – – – 404,042
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

55
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended December 31, 2019:
REALIZED GAIN (LOSS) ON
DERIVATIVES RECOGNIZED
AS A RESULT
FROM OPERATIONS
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) ON
DERIVATIVES RECOGNIZED
AS A  RESULT FROM OPERATIONS
FUND
FUTURES
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
FUTURES
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
Equity Risk Exposure:
AQR Managed Futures Strategy Fund ............ $ 5,957,587 $ (28,861,860) $ – $ (46,631,850) $ 19,774,353 $ –
AQR Managed Futures Strategy HV Fund ......... (683,861) (3,014,109) – (4,966,135) 1,846,292 –
Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund ............ – – (187,914,326) – – 70,823,386
AQR Managed Futures Strategy HV Fund ......... – – (18,613,081) – – 7,559,547
Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund ............ 521,065,546 – – (21,011,493) – –
AQR Managed Futures Strategy HV Fund ......... 52,041,525 – – (2,243,139) – –
Commodity Risk Exposure:
AQR Managed Futures Strategy Fund ............ (207,330,617) (23,940,899) – 3,509,696 (10,856,887) –
AQR Managed Futures Strategy HV Fund ......... (20,131,044) (2,162,541) – 56,262 (1,065,017) –

56
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of December 31, 2019:
AQR Managed Futures Strategy Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 11,808,788 and total additional collateral pledged was $ 113,463,540.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 81,352,417 $ (81,352,417) $ –
CITI ........... Total Return Swap
Contracts 13,825,642 (20,908) 13,804,734
Total CITI 95,178,059 (81,373,325) 13,804,734 $ – $ (13,804,734) $ –
GSIN .......... Total Return Swap
Contracts 348,217 – 348,217 – (348,217) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 81,330,398 (81,330,398) – – – –
MLIN .......... Total Return Swap
Contracts 429,606 – 429,606 – (370,000) 59,606
MSCS .......... Total Return Swap
Contracts 4,338,261 – 4,338,261 – (4,338,261) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 181,624,541 (162,703,723) 18,920,818 – (18,861,212) 59,606
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 83,432,593 $ (81,352,417) $ 2,080,176
CITI ........... Total Return Swap
Contracts 20,908 (20,908) –
Total CITI 83,453,501 (81,373,325) 2,080,176 $ – $ (2,080,176) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 83,436,831 (81,330,398) 2,106,433 – (2,106,433) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 166,890,332 (162,703,723) 4,186,609 – (4,186,609) –

57
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Managed Futures Strategy Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 9,909,117.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 3,868,373 $ (3,868,373) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 413,519 (413,519) – – – –
MACQ ......... Total Return Swap
Contracts 744,830 (84,603) 660,227 – (190,000) 470,227
MLIN .......... Total Return Swap
Contracts 42,360 – 42,360 – – 42,360
SOCG ......... Total Return Swap
Contracts 193,929 (193,929) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,263,011 (4,560,424) 702,587 – (190,000) 512,587
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 4,910,267 $ (3,868,373) $ 1,041,894 $ – $ (1,041,894) $ –
GSIN .......... Total Return Swap
Contracts 3,695,663 (413,519) 3,282,144 (3,282,144) – –
MACQ ......... Total Return Swap
Contracts 84,603 (84,603) – – – –
SOCG ......... Total Return Swap
Contracts 691,630 (193,929) 497,701 – (497,701) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 9,382,163 (4,560,424) 4,821,739 (3,282,144) (1,539,595) –

58
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Managed Futures Strategy HV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 198,214 and total additional collateral pledged was $ 8,005,805.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 7,590,541 $ (7,590,541) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 362,136 (350) 361,786 – (361,786) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 7,588,453 (7,588,453) – – – –
MLIN .......... Total Return Swap
Contracts 1,436,075 – 1,436,075 (1,240,000) 196,075
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 16,977,205 (15,179,344) 1,797,861 – (1,601,786) 196,075
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 7,791,321 $ (7,590,541) $ 200,780 $ – $ (200,780) $ –
GSIN .......... Total Return Swap
Contracts 350 (350) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 7,791,715 (7,588,453) 203,262 – (203,262) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 15,583,386 (15,179,344) 404,042 – (404,042) –

59
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
AQR Managed Futures Strategy HV Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 973,791.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 359,010 $ (359,010) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 37,960 (37,960) – – – –
MACQ ......... Total Return Swap
Contracts 67,961 (5,832) 62,129 – – 62,129
SOCG ......... Total Return Swap
Contracts 18,268 (18,268) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 483,199 (421,070) 62,129 – – 62,129
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 454,753 $ (359,010) $ 95,743 $ – $ (95,743) $ –
GSIN .......... Total Return Swap
Contracts 343,624 (37,960) 305,664 (305,664) – –
MACQ ......... Total Return Swap
Contracts 5,832 (5,832) – – – –
SOCG ......... Total Return Swap
Contracts 60,099 (18,268) 41,831 – (41,831) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 864,308 (421,070) 443,238 (305,664) (137,574) –

60
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
For the year ended December 31, 2019, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended, entered into by the Trust, on behalf of the Funds (the “Investment Management Agreement”). Under the
Investment Management Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2020 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
*
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Futures Contracts:
Average Notional Balance - Long $ 22,642,499,918 $ 2,219,724,149
Average Notional Balance - Short 2,611,139,665 259,602,770
Ending Notional Balance - Long 4,467,836,635 428,040,609
Ending Notional Balance - Short 4,368,208,933 415,980,731
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 8,336,908,254 818,981,424
Average Settlement Value - Sold 10,191,721,396 1,002,678,002
Ending Value - Purchased 8,037,485,723 755,111,069
Ending Value - Sold 6,845,978,342 640,184,096
Total Return Swaps:
Average Notional Balance - Long 450,035,366 42,540,822
Average Notional Balance - Short 637,684,168 60,932,400
Ending Notional Balance - Long 669,886,207 62,623,874
Ending Notional Balance - Short 255,065,917 23,702,571
*
Notional values as of each quarter end are used to calculate the average represented.
FUND RATIO
AQR Managed Futures Strategy Fund ...................................................................... 1.05%
AQR Managed Futures Strategy HV Fund ................................................................... 1.45
FUND CLASS I CLASS N CLASS R6
AQR Managed Futures Strategy Fund .................................................. 0.20% 0.20% 0.10%
AQR Managed Futures Strategy HV Fund ............................................... 0.20 0.20 0.10

61
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Prior to May 1, 2019, pursuant to the Expense Limitation Agreement, the Adviser agreed to waive fees and/or reimburse expenses of each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:
For the year ended December 31, 2019 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:
The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable
Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
For the year ended December 31, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at December 31, 2019 are as follows:
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
The Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the
Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
FUND CLASS I CLASS N CLASS R6
AQR Managed Futures Strategy Fund .................................................. 1.25% 1.50% 1.15%
AQR Managed Futures Strategy HV Fund ............................................... 1.65 1.90 1.55
FUND
INVESTMENT
ADVISORY
FEES WAIVED
EXPENSE
REIMBURSEMENTS TOTAL
AQR Managed Futures Strategy HV Fund ................................. $ 49,018 $ 171,807 $ 220,825
FEES WAIVED/
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
RECOUPMENT AMOUNTS
EXPIRING
DECEMBER 31,
DECEMBER 31, 2019 DECEMBER 31, 2019 2020 2021 2022
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ........... $ 119,555 $ 168,419 $ 20,301 $ 28,563 $ 119,555
Class N ........... 29,171 42,482 6,289 7,022 29,171
Class R6 .......... 72,099 106,034 10,916 23,019 72,099
Totals $ 220,825 $ 316,935 $ 37,506 $ 58,604 $ 220,825

62
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated.
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Fund.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a
Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. The Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

63
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:

64
Notes to Consolidated Financial Statements
AQR Funds | Annual Report | December 2019
December 31, 2019
There were no open borrowings as of December 31, 2019 by any of the Funds in the Trust.
Line of Credit
Effective March 22, 2019 and terminating on March 20, 2020, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”)
with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The
Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.
There were no open borrowings as of December 31, 2019 by any of the Funds in the Trust. The Funds did not have any borrowings for the year ended
December 31, 2019.
Principal Ownership
As of December 31, 2019, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
FUND
AVERAGE
LOANS
NUMBER OF
DAYS
OUTSTANDING
INTEREST
RECEIVED
AQR Managed Futures Strategy Fund .................................... $ 5,303,636 22 $ 7,443
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Managed Futures Strategy Fund ........................................ 6 79.74%
AQR Managed Futures Strategy HV Fund ..................................... 4 87.54%

65
Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2019
To the Board of Trustees of AQR Funds and Shareholders of AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund
Opinions on the Consolidated Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of AQR
Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund and their subsidiaries (two of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of December 31, 2019, the related consolidated statements of operations for the year ended
December 31, 2019, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the consolidated financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2020
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

66
Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2019
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 12/31/2019” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/19
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        12/31/19
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $995.50 1.21% $6.09
Hypothetical Return $1,000.00 $1,019.11 1.21% $6.16
Class N
Actual Return $1,000.00 $994.00 1.49% $7.49
Hypothetical Return $1,000.00 $1,017.69 1.49% $7.58
Class R6
Actual Return $1,000.00 $996.60 1.14% $5.74
Hypothetical Return $1,000.00 $1,019.46 1.14% $5.80
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $987.80 1.65% $8.27
Hypothetical Return $1,000.00 $1,016.89 1.65% $8.39
Class N
Actual Return $1,000.00 $987.40 1.90% $9.52
Hypothetical Return $1,000.00 $1,015.63 1.90% $9.65
Class R6
Actual Return $1,000.00 $989.00 1.55% $7.77
Hypothetical Return $1,000.00 $1,017.39 1.55% $7.88
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period unless stated otherwise).

67
Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2019
December 31, 2019
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich
Plaza, Greenwich CT 06830. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC
(since 2008) (consulting)
45 Biogen Inc. (since
2008); Arch Capital
Group (since 2010);
Bioverativ Inc. (2017-
2018); BG Medicine
(2012-2015)
L. Joe Moravy, M.B.A., CPA, 1950 Trustee, since 2008 Independent Consultant (retired) (2014-
2016); Managing Director, Finance
Scholars Group (2010-2014)
(consulting)
45 Nuveen Exchange
Traded Commodities
Funds (2012-2016)
William L. Atwell, M.B.A., 1950 Trustee, since 2011 Consultant, Atwell Partners, LLC (retired)
(2012-2019) (consulting)
45 Webster Financial
Corporation (since
2014); Blucora, Inc.
(2017-2019)
Gregg D. Behrens, M.M., 1952 Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
45 None
Mark A. Zurack, M.B.A., CFA 1957 Trustee, since 2014 Professor, Columbia Business School
(since 2002)
45 Exchange Traded
Concepts Trust (since
2011); Source ETF
Trust (2014-2015)
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
45 None
William Cashel, M.B.A., 1973 Trustee, Chief Executive
Officer and President,
since 2020
Principal, AQR Capital Management, LLC
(since 2009)
45 None
Officers
H.J. Willcox, J.D., 1966 Chief Compliance
Officer, since 2013;
Anti-Money
Laundering Officer,
since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Heather Bonner, CPA, 1977 Chief Financial
Officer, since 2014;
Treasurer, since
2018
Managing Director, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and Co-Chief Operating
Officer, AQR Capital Management,
LLC (since 1998)
N/A N/A
Nicole DonVito, J.D., 1979 Chief Legal Officer,
since 2014; Vice
President,
since 2009
Managing Director, Senior Counsel &
Head of Registered Products, AQR
Capital Management, LLC (since
2007)
N/A N/A
John Hadermayer, J.D., 1977 Secretary, since
2018
Vice President, AQR Capital
Management, LLC (since 2013)
N/A N/A
Philip Balzafiore, J.D., LLM, CPA
1977
Assistant Treasurer,
since 2020
Managing Director, AQR Capital
Management, LLC (since 2015)
N/A N/A

68
Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2019
December 31, 2019
_________
Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and
Mr. Cashel are interested persons of the Trust because of their positions with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Matthew Plastina, 1970 Assistant Treasurer,
since 2020
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, December 31
, 2019
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There has been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended December 31, 2019 (“Reporting Period”).
d).           Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a).           The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended December 31, 2018 and December 31, 2019 were:

	2018	2019
Audit Fees (a)	$1,303,622	$1,312,778
Audit Related Fees (b)	$0	$0
Tax Fees (c)	$361,261	$318,825
All Other Fees (d)	$450	$675
Total:	$1,665,333	$1,632,278

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably
related to the performance of the audit of the Registrant’s annual financial statements that are not reported under “Audit Fees” above.  There were no audit related services provided by PricewaterhouseCoopers LLP for the years December 31, 2018 and December 31, 2019.

(c)           Tax Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning.  The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2018 and December 31, 2019: $1,800 and $1,350, respectively.

(h)           Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940
.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ William Cashel
-----------------------------------
William Cashel,
Principal Executive Officer
February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William Cashel
----------------------------------
William Cashel,
Principal Executive Officer
February 28, 2020

By: /s/ Heather Bonner
---------------------------------
Heather Bonner,
Principal Financial Officer
February 28, 2020